UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%

Consumer Discretionary — 12.0%
Abercrombie & Fitch, Cl A (A)	38,600	$830
Amazon.com, Cl A *	60,486	26,256
Apollo Education Group, Cl A *	11,700	151
Autoliv (A)	17,400	2,031
Best Buy	100,149	3,266
Big Lots (A)	60,400	2,717
Carnival	6,200	306
CBS, Cl B	150,118	8,332
Comcast, Cl A	142,620	8,577
Cooper Tire & Rubber	85,930	2,907
Darden Restaurants	22,420	1,594
Deckers Outdoor *	8,970	646
Delphi Automotive	152,450	12,972
Dick’s Sporting Goods	8,240	426
Dillard’s, Cl A	33,511	3,525
DIRECTV *	65,900	6,115
Discovery Communications, Cl C *	325,087	10,104
Discovery Communications, Cl A * (A)	120,245	3,999
Dollar General	162,990	12,671
Dollar Tree *	24,600	1,943
Foot Locker, Cl A	57,540	3,856
Ford Motor	286,500	4,300
GameStop, Cl A (A)	45,700	1,963
Gannett *	28,800	403
General Motors	218,320	7,277
Graham Holdings, Cl B	700	752
Harley-Davidson, Cl A	36,800	2,074
Harman International Industries, Cl A	814	97
Hilton Worldwide Holdings *	225,300	6,207
Home Depot	140,429	15,606
Hyatt Hotels, Cl A *	1,800	102
Kohl’s	80,880	5,064
L Brands	156,725	13,436
Lear	88,133	9,894
Liberty Media—Interactive, Cl A *	665,000	18,454
Lowe’s	49,300	3,302
Macy’s	94,150	6,352
Magna International, Cl A	121,860	6,835
Murphy USA *	13,000	726
Nike, Cl B	108,325	11,701
NVR *	380	509
priceline.com *	2,957	3,405
PulteGroup	15,400	310
Ralph Lauren, Cl A	26,000	3,441
Ross Stores	27,400	1,332
Sally Beauty Holdings *	209,500	6,616
Staples	338,333	5,180
Starbucks	473,306	25,376
Target, Cl A	128,380	10,480

Description	Shares	Market Value ($ Thousands)
TEGNA	57,600	$1,847
Time Warner	76,600	6,696
Time Warner Cable, Cl A	16,400	2,922
TripAdvisor *	322,904	28,138
Viacom, Cl B	41,448	2,679
Whirlpool	71,487	12,371
Wyndham Worldwide	9,000	737
Wynn Resorts	42,942	4,237

		344,045

Consumer Staples — 7.9%
Altria Group	112,700	5,512
Anheuser-Busch InBev ADR	86,672	10,459
Archer-Daniels-Midland	223,900	10,796
Bunge	95,070	8,347
Coca-Cola	82,300	3,229
Coca-Cola Enterprises	36,100	1,568
ConAgra Foods	48,000	2,099
Constellation Brands, Cl A	750	87
Costco Wholesale	156,123	21,086
CVS Health	109,536	11,488
Dr Pepper Snapple Group	18,610	1,357
Estee Lauder, Cl A	172,567	14,954
Herbalife * (A)	6,130	338
Ingredion	16,500	1,317
Kimberly-Clark	44,400	4,705
Kraft Foods	55,200	4,700
Kroger	183,921	13,336
Mead Johnson Nutrition, Cl A	145,807	13,155
Monster Beverage *	23,112	3,097
PepsiCo	34,100	3,183
Philip Morris International	300,540	24,094
Pilgrim’s Pride (A)	179,335	4,119
Procter & Gamble	126,100	9,866
Reynolds American	13,200	986
Tyson Foods, Cl A	259,358	11,056
Walgreens Boots Alliance	243,096	20,527
Wal-Mart Stores	149,060	10,573
Whole Foods Market	267,947	10,568

		226,602

Energy — 7.3%
Apache	28,300	1,631
Cabot Oil & Gas	237,550	7,492
California Resources	58,534	353
Cameron International *	134,310	7,034
Chevron	60,440	5,831
Cimarex Energy	30,789	3,396
ConocoPhillips	29,200	1,793
Dril-Quip *	6,340	477
Ensco, Cl A	306,250	6,820
EOG Resources	156,476	13,699
Exxon Mobil	287,820	23,947
FMC Technologies *	213,950	8,877

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Halliburton	38,900	$1,675
Helmerich & Payne	16,200	1,141
Hess	27,020	1,807
HollyFrontier	6,900	295
Kinder Morgan	251,300	9,647
Marathon Oil	172,370	4,575
Marathon Petroleum	297,668	15,571
MarkWest Energy Partners	124,620	7,026
Murphy Oil	19,200	798
Nabors Industries	193,470	2,792
National Oilwell Varco, Cl A	66,630	3,217
Newfield Exploration *	48,321	1,745
Noble (A)	310,170	4,773
Noble Energy	144,098	6,150
Oceaneering International, Cl A	15,660	730
Oil States International *	114,170	4,250
Paragon Offshore (A)	19,966	22
Phillips 66	110,770	8,924
Rowan, Cl A	93,400	1,972
Schlumberger, Cl A	119,582	10,307
Tesoro	73,140	6,174
Valero Energy	342,342	21,431
Williams	237,500	13,630

		210,002

Financials — 15.7%
ACE	557	57
Aflac	34,768	2,163
Allied World Assurance Holdings	30,566	1,321
Allstate	193,110	12,527
Ally Financial *	189,370	4,248
American Financial Group	50,228	3,267
American International Group	338,520	20,927
American Tower, Cl A †	101,530	9,472
Ameriprise Financial	31,220	3,900
Annaly Capital Management †	64,200	590
Assurant	100,480	6,732
Assured Guaranty	104,500	2,507
Axis Capital Holdings	62,940	3,359
Bank of America	500,550	8,519
Bank of New York Mellon	26,200	1,100
BB&T	51,400	2,072
Berkshire Hathaway, Cl B *	40,900	5,567
Boston Properties †	400	48
Brandywine Realty Trust †	67,500	896
Capital One Financial	258,310	22,723
CBL & Associates Properties †	35,800	580
CBOE Holdings	5,790	331
CBRE Group, Cl A *	135,020	4,996
Charles Schwab	564,164	18,420
Chubb	29,050	2,764
CIT Group	30,300	1,409
Citigroup	772,320	42,663

Description	Shares	Market Value ($ Thousands)
CNA Financial	25,700	$982
Crown Castle International †	200,675	16,114
Discover Financial Services	188,260	10,848
Endurance Specialty Holdings	20,000	1,314
Equinix †	79,542	20,204
Equity Commonwealth * †	17,600	452
Everest Re Group	41,840	7,615
Fifth Third Bancorp	105,300	2,192
General Growth Properties †	5,395	139
Goldman Sachs Group	49,990	10,437
Hartford Financial Services Group	86,970	3,615
HCP †	12,600	460
Hospitality Properties Trust †	29,600	853
Host Hotels & Resorts †	95,280	1,889
Huntington Bancshares	469,470	5,310
IntercontinentalExchange Group	59,693	13,348
Jones Lang LaSalle	7,930	1,356
JPMorgan Chase	629,220	42,636
KeyCorp	131,600	1,977
Lincoln National	184,000	10,896
McGraw-Hill	55,910	5,616
MetLife	39,500	2,212
MFA Financial †	94,700	700
Moody’s	56,980	6,151
Morgan Stanley	101,000	3,918
Navient	117,200	2,134
Northern Trust	4,400	336
PartnerRe	27,253	3,502
PNC Financial Services Group	78,500	7,508
Prudential Financial	40,530	3,547
Public Storage †	3,900	719
Radian Group	88,100	1,653
Realogy Holdings *	3,600	168
Regions Financial	155,700	1,613
Reinsurance Group of America, Cl A	84,680	8,034
RenaissanceRe Holdings	12,000	1,218
Senior Housing Properties Trust †	28,600	502
Simon Property Group †	8,400	1,453
State Street	30,100	2,318
SunTrust Banks	53,700	2,310
T. Rowe Price Group	51,020	3,966
Travelers	183,273	17,715
Unum Group	275,260	9,841
Validus Holdings	45,100	1,984
Voya Financial	149,860	6,964
Wells Fargo	324,068	18,226
Weyerhaeuser †	8,000	252

		450,355

Health Care — 16.5%
AbbVie	118,104	7,935
Aetna, Cl A	71,700	9,139
Alexion Pharmaceuticals *	100,650	18,195

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Allergan *	103,944	$31,543
Amgen, Cl A	49,300	7,569
Anthem	112,985	18,545
Baxter International	40,200	2,811
Biogen *	54,910	22,180
Bristol-Myers Squibb	370,094	24,626
Cardinal Health	79,270	6,631
Celgene, Cl A *	299,530	34,666
Charles River Laboratories International *	1,900	133
DaVita HealthCare Partners *	138,088	10,974
Edwards Lifesciences, Cl A *	56,749	8,083
Eli Lilly	44,500	3,715
Express Scripts Holding *	205,884	18,311
Gilead Sciences	196,943	23,058
Halyard Health *	3,712	151
HCA Holdings *	86,800	7,874
Health Net, Cl A *	104,049	6,672
Humana	62,499	11,955
Intuitive Surgical *	29,957	14,514
Johnson & Johnson	313,990	30,602
McKesson	28,010	6,297
Medtronic	168,290	12,470
Merck	226,998	12,923
Myriad Genetics * (A)	17,700	602
Novo Nordisk ADR	276,125	15,121
Omnicare	1,740	164
Pfizer	1,046,607	35,093
Quest Diagnostics	32,160	2,332
Quintiles Transnational Holdings *	6,800	494
Shire ADR	48,720	11,765
Teva Pharmaceutical Industries ADR	274,312	16,212
United Therapeutics *	88,752	15,438
UnitedHealth Group	47,500	5,795
Valeant Pharmaceuticals International *	78,812	17,508
Zoetis, Cl A	30,900	1,490

		473,586

Industrials — 7.3%
3M	7,763	1,198
AGCO (A)	48,500	2,754
Alaska Air Group	180,120	11,605
Amerco	3,400	1,111
American Airlines Group	33,600	1,342
Avis Budget Group *	26,790	1,181
Boeing	100,870	13,993
Canadian Pacific Railway	50,570	8,103
Caterpillar, Cl A	22,600	1,917
Cintas	7,700	651
Colfax * (A)	172,134	7,944
Danaher, Cl A	175,890	15,054
Deere	57,600	5,590
Delta Air Lines, Cl A	203,876	8,375
Engility Holdings	4,283	108

Description	Shares	Market Value ($ Thousands)
Fastenal, Cl A (A)	257,790	$10,874
FedEx	61,840	10,538
General Dynamics	48,970	6,939
Huntington Ingalls Industries, Cl A	65,310	7,353
ITT	11,300	473
JetBlue Airways *	31,310	650
Kansas City Southern	83,580	7,622
L-3 Communications Holdings	28,600	3,243
Lincoln Electric Holdings	2,400	146
Lockheed Martin	986	183
Norfolk Southern	14,800	1,293
Northrop Grumman	132,379	20,999
Orbital ATK	7,439	546
Raytheon	30,294	2,899
Rockwell Collins	70,140	6,477
RR Donnelley & Sons	78,200	1,363
Southwest Airlines, Cl A	340,383	11,263
Spirit AeroSystems Holdings, Cl A *	131,562	7,250
Stericycle, Cl A *	113,872	15,249
Timken	21,500	786
Trinity Industries	1,737	46
Triumph Group	11,080	731
Union Pacific	57,110	5,447
United Continental Holdings *	100,660	5,336
Vectrus *	1,294	32

		208,664

Information Technology — 21.3%
Adobe Systems *	269,470	21,830
Akamai Technologies *	24,000	1,676
Amdocs	88,620	4,838
Amphenol, Cl A	241,790	14,017
Ansys *	89,802	8,193
Apple	291,045	36,504
Applied Materials	613,240	11,787
Arrow Electronics, Cl A *	26,440	1,475
Autodesk, Cl A *	121,680	6,093
Avnet	85,800	3,527
Baidu ADR *	57,299	11,407
Booz Allen Hamilton Holding, Cl A	30,000	757
Broadcom, Cl A	96,457	4,967
Broadridge Financial Solutions	13,000	650
Brocade Communications Systems	402,460	4,781
CA	43,400	1,271
CDW	27,100	929
Cisco Systems	627,307	17,226
Cognizant Technology Solutions, Cl A *	358,192	21,882
Computer Sciences	10,700	702
Corning, Cl B	282,400	5,572
DST Systems	5,900	743
eBay *	392,667	23,654
Electronic Arts * (A)	303,880	20,208
EMC	57,700	1,523

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Facebook, Cl A *	183,876	$15,770
Factset Research Systems	20,710	3,366
Fidelity National Information Services, Cl B	18,500	1,143
Fiserv, Cl A *	11,100	919
Flextronics International *	356,250	4,029
Genpact *	417,053	8,896
Google, Cl A *	42,285	22,835
Google, Cl C *	34,693	18,058
Harris	32,043	2,464
Hewlett-Packard	400,211	12,010
Ingram Micro, Cl A *	78,200	1,957
Intel	679,900	20,679
Intuit	92,332	9,304
Jabil Circuit	154,900	3,298
Juniper Networks	45,620	1,185
Leidos Holdings	6,600	267
Lexmark International, Cl A	57,530	2,543
MasterCard, Cl A	362,560	33,892
Micron Technology *	58,900	1,110
Microsoft	1,079,410	47,656
National Instruments	208,714	6,149
NetSuite *	61,878	5,677
NXP Semiconductors *	182,303	17,902
Oracle, Cl B	74,200	2,990
Qualcomm	435,179	27,255
Rackspace Hosting *	46,780	1,740
Salesforce.com *	198,718	13,837
Seagate Technology	53,000	2,518
Skyworks Solutions	73,549	7,656
Symantec, Cl A	314,910	7,322
TE Connectivity	21,100	1,357
Tech Data *	20,300	1,169
Texas Instruments	203,770	10,496
VeriSign * (A)	83,260	5,139
Visa, Cl A	613,621	41,205
Western Digital	144,159	11,305
Xerox	365,100	3,885
Yahoo! *	24,500	963
Yelp, Cl A * (A)	87,525	3,766

		609,924

Materials — 2.6%
Air Products & Chemicals	69,850	9,558
Alcoa	54,440	607
Avery Dennison	23,900	1,456
Cabot	27,000	1,007
Celanese, Ser A	22,400	1,610
CF Industries Holdings	195,020	12,536
Eastman Chemical	23,100	1,890
Ecolab	117,307	13,264
Freeport-McMoRan, Cl B	62,100	1,156
Huntsman	85,300	1,882
International Paper	81,770	3,891

Description	Shares	Market Value ($ Thousands)
LyondellBasell Industries, Cl A	97,489	$10,092
Mosaic	66,080	3,096
PPG Industries	82,820	9,501
Rock-Tenn, Cl A	33,000	1,987
Steel Dynamics	48,200	999
Westlake Chemical	12,040	826

		75,358

Telecommunication Services — 1.1%
AT&T	427,460	15,183
CenturyTel	91,340	2,684
Level 3 Communications *	141,860	7,472
Verizon Communications	158,790	7,401

		32,740

Utilities — 2.3%
AES	395,540	5,245
Ameren	32,300	1,217
American Electric Power	259,641	13,753
Atmos Energy	879	45
Calpine *	58,830	1,058
Consolidated Edison	4,234	245
DTE Energy	39,041	2,914
Duke Energy	9,500	671
Edison International	168,726	9,378
Entergy	152,904	10,780
Exelon	75,500	2,372
FirstEnergy	50,800	1,653
Pinnacle West Capital	20,900	1,189
Public Service Enterprise Group	361,410	14,196
SCANA	33,800	1,712
Vectren	12,851	495

		66,923

Total Common Stock (Cost $2,139,396) ($ Thousands)		2,698,199

CASH EQUIVALENTS — 5.8%
Investors Cash Trust - Treasury Portfolio - DWS US Treasury Money Fund
0.010%**	4,184,530	4,184
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	163,304,707	163,305

Total Cash Equivalents (Cost $167,489) ($ Thousands)		167,489

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.050%**†† (B)	38,667,043	38,667

Total Affiliated Partnership (Cost $38,667) ($ Thousands)		38,667

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.000%, 02/04/2016	$2,311	$2,310

Total U.S. Treasury Obligations (Cost $2,310) ($ Thousands)		2,310

Total Investments — 101.4% (Cost $2,347,862) ($ Thousands) ‡		$2,906,665

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	426	Sep-2015	$(934)
S&P Mid 400 Index E-MINI	36	Sep-2015	(103)

			$(1,037)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,866,551 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $37,838 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $38,667 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

S&P — Standard & Poor’s

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $2,347,862 ($ Thousands), and the unrealized appreciation and depreciation were $600,752 ($ Thousands) and ($41,949) ($ Thousands) respectively.

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,698,199	$—	$—	$2,698,199
Affiliated Partnership	—	38,667	—	38,667
U.S. Treasury Obligations	—	2,310	—	2,310
Cash Equivalents	167,489	—	—	167,489

Total Investments in Securities	$2,865,688	$40,977	$—	$2,906,665

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Depreciation	$(1,037)	$—	$—	$(1,037)

Total Other Financial Instruments	$(1,037)	$—	$—	$(1,037)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7% ‡

Consumer Discretionary — 10.2%
Advance Auto Parts	13,995	$2,229
Autoliv (A)	17,400	2,032
Best Buy	35,610	1,161
Coach	9,810	339
Comcast, Cl A	77,700	4,657
Cooper Tire & Rubber	55,630	1,882
Darden Restaurants	11,120	791
Deckers Outdoor*	80,570	5,799
Delphi Automotive	19,530	1,662
Dick’s Sporting Goods	7,740	401
Dillard’s, Cl A	12,500	1,315
DIRECTV*	108,800	10,095
Foot Locker, Cl A	88,460	5,928
Ford Motor	199,700	2,997
GameStop, Cl A (A)	38,000	1,632
Gannett*	27,450	384
General Motors	582,954	19,430
Goodyear Tire & Rubber	135,000	4,070
Harley-Davidson, Cl A	141,737	7,987
Kohl’s	70,880	4,438
Lear	58,560	6,574
Macy’s	145,990	9,850
Michael Kors Holdings*	153,500	6,461
Norwegian Cruise Line Holdings*	59,000	3,306
PVH	31,100	3,583
Target, Cl A	20,100	1,640
TEGNA	54,900	1,761
Time Warner Cable, Cl A	19,300	3,439
Toyota Motor ADR	121,200	16,211
Tribune Media, Cl A	95,000	5,072
Viacom, Cl B	165,750	10,714
Whirlpool	27,240	4,714

		152,554

Consumer Staples — 4.4%
Altria Group	38,580	1,887
Archer-Daniels-Midland	78,700	3,795
Bunge	56,360	4,949
ConAgra Foods	42,700	1,867
CVS Health	15,100	1,584
Dr Pepper Snapple Group	13,100	955
Herbalife* (A)	2,960	163
Ingredion	32,300	2,578
JM Smucker	34,400	3,729
Kellogg	65,200	4,088
Kroger	92,940	6,739
Molson Coors Brewing, Cl B	44,500	3,106
PepsiCo	39,800	3,715
Philip Morris International	75,060	6,018
Pilgrim’s Pride (A)	15,820	363

Description	Shares	Market Value ($ Thousands)
Procter & Gamble	119,900	$9,381
SUPERVALU*	111,437	902
SYSCO, Cl A	72,200	2,606
Tyson Foods, Cl A	106,640	4,546
Wal-Mart Stores	17,120	1,214
Whole Foods Market	36,260	1,430

		65,615

Energy — 11.9%
Anadarko Petroleum, Cl A	72,000	5,620
Apache	73,700	4,247
BP ADR	228,703	9,139
Cabot Oil & Gas	89,300	2,817
California Resources	7,160	43
Cameron International*	87,300	4,572
Canadian Natural Resources (A)	220,100	5,978
Chevron	163,360	15,759
Cimarex Energy	66,600	7,347
ConocoPhillips	33,900	2,082
Continental Resources, Cl A* (A)	79,900	3,387
Devon Energy	52,500	3,123
Dril-Quip*	3,490	263
Ensco, Cl A	198,870	4,429
EOG Resources	63,950	5,599
Exxon Mobil	315,110	26,217
Halliburton	281,500	12,124
Helmerich & Payne	12,300	866
Hess	58,590	3,918
Marathon Oil	233,670	6,202
Marathon Petroleum	250,540	13,106
Memorial Resource Development*	140,000	2,656
Murphy Oil	16,300	678
Nabors Industries	124,020	1,789
National Oilwell Varco, Cl A	48,980	2,365
Noble (A)	194,920	3,000
Occidental Petroleum	52,300	4,067
Oceaneering International, Cl A	9,470	441
Oil States International*	73,780	2,747
Paragon Offshore (A)	14,166	15
Phillips 66	36,000	2,900
Rowan, Cl A	60,770	1,283
Schlumberger, Cl A	41,200	3,551
Tesoro	76,640	6,469
Valero Energy	143,830	9,004

		177,803

Financials — 27.6%
ACE	42,000	4,270
Aflac	25,000	1,555
Allstate	207,970	13,491
Ally Financial*	322,830	7,241
American International Group	187,300	11,579
Ameriprise Financial	29,760	3,718
Aon	58,200	5,801

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Assurant	45,930	$3,077
Assured Guaranty	67,900	1,629
Axis Capital Holdings	40,710	2,173
Bank of America	1,313,890	22,362
Berkshire Hathaway, Cl B*	56,394	7,676
Blackstone Group (B)	114,500	4,680
Capital One Financial	100,940	8,880
CBL & Associates Properties †	83,500	1,353
CBOE Holdings	6,140	351
CBRE Group, Cl A*	82,380	3,048
Chubb	31,140	2,963
CIT Group	41,900	1,948
Citigroup	816,160	45,085
Discover Financial Services	80,650	4,647
Endurance Specialty Holdings	29,300	1,925
Everest Re Group	60,180	10,953
Fifth Third Bancorp	377,400	7,857
Goldman Sachs Group	26,850	5,606
Hartford Financial Services Group	157,620	6,552
Hatteras Financial †	222,200	3,622
Hospitality Properties Trust †	48,600	1,401
Host Hotels & Resorts †	50,650	1,004
Huntington Bancshares	418,270	4,731
Invesco	112,500	4,218
Jones Lang LaSalle	5,030	860
JPMorgan Chase	816,330	55,315
KeyCorp	215,100	3,231
KKR, Cl Miscellaneous (B)	344,300	7,867
Lincoln National	164,870	9,764
McGraw-Hill	36,460	3,662
MetLife	420,200	23,527
Moody’s	35,230	3,804
Morgan Stanley	62,170	2,411
Nomura Holdings Inc ADR*	520,700	3,520
PartnerRe	13,300	1,709
PNC Financial Services Group	159,800	15,285
Prudential Financial	34,730	3,040
Regions Financial	592,000	6,133
Reinsurance Group of America, Cl A	15,040	1,427
RenaissanceRe Holdings	11,650	1,183
Santander Consumer USA Holdings*	227,300	5,812
Springleaf Holdings, Cl A*	47,900	2,199
State Street	32,600	2,510
T. Rowe Price Group	31,580	2,455
Tanger Factory Outlet Centers †	135,857	4,307
Travelers	82,840	8,007
Two Harbors Investment †	287,800	2,803
Unum Group	106,800	3,818
Voya Financial	97,400	4,526
Wells Fargo	477,000	26,826

		411,397

Description	Shares	Market Value ($ Thousands)

Health Care — 10.8%
AbbVie	93,500	$6,282
Aetna, Cl A	69,400	8,846
Amgen, Cl A	27,200	4,176
Anthem	50,890	8,353
Baxter International	45,900	3,210
Cardinal Health	51,480	4,306
Cigna	16,900	2,738
Endo International*	33,700	2,684
Gilead Sciences	46,040	5,390
Health Net, Cl A*	25,560	1,639
Horizon Pharma* (A)	99,200	3,446
Jazz Pharmaceuticals*	12,200	2,148
Johnson & Johnson	206,520	20,128
Keryx Biopharmaceuticals* (A)	189,350	1,890
McKesson	28,460	6,398
Merck	186,300	10,606
Mylan*	97,100	6,589
Omnicare	1,220	115
Pfizer	1,397,340	46,853
PTC Therapeutics*	38,300	1,843
Quest Diagnostics	15,750	1,142
Thermo Fisher Scientific	22,400	2,906
United Therapeutics*	36,370	6,327
Zimmer Biomet Holdings	10,300	1,125
ZS Pharma* (A)	26,100	1,368

		160,508

Industrials — 9.1%
AGCO (A)	47,000	2,669
Alaska Air Group	61,100	3,937
American Airlines Group	243,360	9,719
Avis Budget Group*	23,070	1,017
Boeing	37,170	5,156
Caterpillar, Cl A	64,400	5,462
Chicago Bridge & Iron (A)	84,200	4,213
Deere	49,700	4,823
Delta Air Lines, Cl A	276,610	11,363
Eaton	143,200	9,665
Engility Holdings	8,016	202
FedEx	44,340	7,555
General Dynamics	17,710	2,509
General Electric	345,000	9,167
Honeywell International	31,500	3,212
Huntington Ingalls Industries, Cl A	15,750	1,773
JetBlue Airways*	24,220	503
Joy Global	97,000	3,511
Norfolk Southern	14,000	1,223
Northrop Grumman	61,470	9,751
Oshkosh Truck	113,600	4,814
Parker-Hannifin, Cl A	21,900	2,548
Raytheon	19,900	1,904
RR Donnelley & Sons	82,500	1,438

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Southwest Airlines, Cl A	85,570	$2,831
Spirit AeroSystems Holdings, Cl A*	59,710	3,291
SPX	74,800	5,415
Terex	102,223	2,377
Triumph Group	4,890	323
Union Pacific	25,900	2,470
United Continental Holdings*	61,970	3,285
United Technologies	71,900	7,976

		136,102

Information Technology — 10.8%
Amdocs	69,530	3,796
Apple	37,400	4,691
Applied Materials	363,900	6,994
ARRIS Group*	105,110	3,216
CA	49,800	1,459
Check Point Software Technologies*	35,100	2,792
Cisco Systems	927,770	25,477
Corning, Cl B	109,300	2,156
Electronic Arts*	4,860	323
EMC	264,700	6,985
Factset Research Systems	16,860	2,740
Flextronics International*	198,890	2,249
Harris	23,700	1,823
Hewlett-Packard	345,770	10,377
Ingram Micro, Cl A*	50,300	1,259
Intel	640,730	19,488
Jabil Circuit	100,230	2,134
Juniper Networks	28,240	733
Lam Research	47,800	3,889
Lexmark International, Cl A	48,690	2,152
Micron Technology*	348,050	6,557
Microsoft	144,520	6,380
NCR*	127,300	3,832
Oracle, Cl B	45,700	1,842
Qualcomm	134,600	8,430
Rackspace Hosting*	13,320	495
Seagate Technology	51,800	2,460
Symantec, Cl A	317,970	7,393
TE Connectivity	31,100	2,000
Tech Data*	24,600	1,416
VeriSign* (A)	54,010	3,334
Vishay Intertechnology (A)	103,400	1,208
Western Digital	67,610	5,302
Xerox	594,700	6,327

		161,709

Materials — 4.3%
Alcoa	24,610	274
Celanese, Ser A	21,000	1,509
CF Industries Holdings	111,640	7,176
Crown Holdings*	79,200	4,191
Domtar	30,200	1,250
Dow Chemical, Cl A	64,100	3,280

Description	Shares	Market Value ($ Thousands)
Eastman Chemical	197,800	$16,184
Freeport-McMoRan, Cl B	44,900	836
Huntsman	70,000	1,545
International Paper	151,320	7,201
Louisiana-Pacific*	212,500	3,619
LyondellBasell Industries, Cl A	12,070	1,250
Mosaic	51,100	2,394
Owens-Illinois*	146,400	3,358
Reliance Steel & Aluminum	90,700	5,486
Rio Tinto ADR (A)	72,250	2,977
Rock-Tenn, Cl A	28,600	1,722

		64,252

Telecommunication Services — 3.1%
AT&T	458,850	16,298
CenturyTel	122,130	3,588
China Mobile ADR	139,100	8,915
Verizon Communications	379,520	17,690

		46,491

Utilities — 3.4%
AES	348,280	4,618
Ameren	36,600	1,379
American Electric Power	120,780	6,398
Calpine*	42,650	767
Edison International	102,310	5,686
Entergy	98,380	6,936
Exelon	219,200	6,887
PG&E	11,860	583
Pinnacle West Capital	61,100	3,476
Public Service Enterprise Group	160,160	6,291
Westar Energy, Cl A	89,800	3,073
Xcel Energy	163,800	5,271

		51,365

Total Common Stock (Cost $1,200,600) ($ Thousands)		1,427,796

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	64,651,508	64,652

Total Cash Equivalent (Cost $64,652) ($ Thousands)		64,652

AFFILIATED PARTNERSHIP — 1.9%
SEI Liquidity Fund, L.P.
0.050%**††(B)	27,642,539	27,643

Total Affiliated Partnership (Cost $27,643) ($ Thousands)		27,643

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Value Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016	$801	$800

Total U.S. Treasury Obligations (Cost $800) ($ Thousands)		800

Total Investments — 101.9% (Cost $1,293,695) ($ Thousands)‡‡		$1,520,891

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	49	Sep-2015	$(106)

			$(106)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,492,740 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $27,268 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $27,643 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

‡‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,293,695 ($ Thousands), and the unrealized appreciation and depreciation were $272,621 ($ Thousands) and ($45,425) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,427,796	$—	$—	$1,427,796
Affiliated Partnership	—	27,643	—	27,643
U.S. Treasury Obligations	—	800	—	800
Cash Equivalent	64,652	—	—	64,652

Total Investments in Securities	$1,492,448	$28,443	$—	$1,520,891

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(106)	$—	$—	$(106)

Total Other Financial Instruments	$(106)	$—	$—	$(106)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as ‘‘—‘‘ are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.3% ‡

Consumer Discretionary — 15.0%
Amazon.com, Cl A*	53,641	$23,285
Autozone*	5,100	3,401
Best Buy	26,100	851
Brinker International	20,200	1,164
Charter Communications, Cl A*	1,200	206
Chipotle Mexican Grill, Cl A*	800	484
Cinemark Holdings	5,100	205
CST Brands	2,600	102
Discovery Communications, Cl A* (A)	142,415	4,737
Discovery Communications, Cl C*	383,511	11,920
Dollar Tree*	19,200	1,517
Domino’s Pizza	17,600	1,996
DR Horton	5,100	139
Expedia	700	76
Foot Locker, Cl A	6,300	422
Genuine Parts	30,000	2,686
Goodyear Tire & Rubber	19,500	588
Hanesbrands	119,500	3,982
Hilton Worldwide Holdings*	40,700	1,121
Home Depot	20,700	2,300
Interpublic Group	147,700	2,846
Jarden*	19,250	996
Kohl’s	3,400	213
L Brands	210,025	18,005
Lear	17,600	1,976
Leggett & Platt	22,300	1,086
Liberty Media—Interactive, Cl A*	766,910	21,282
Liberty Ventures, Ser A*	17,900	703
Live Nation*	17,800	489
Lowe’s	51,700	3,462
Marriott International, Cl A	68,700	5,111
Murphy USA*	8,200	458
Newell Rubbermaid, Cl B	53,100	2,183
Nike, Cl B	140,750	15,204
Norwegian Cruise Line Holdings*	9,300	521
NVR*	300	402
Omnicom Group	17,300	1,202
O’Reilly Automotive*	31,300	7,073
priceline.com*	3,503	4,033
Restaurant Brands International (A)	21,399	818
Ross Stores	12,600	613
Sally Beauty Holdings*	241,025	7,612
Service International	47,000	1,383
Signet Jewelers	2,500	321
Starbucks	431,336	23,126
Starwood Hotels & Resorts Worldwide	3,300	268
Starz—Liberty Capital*	13,200	590

Description	Shares	Market Value ($ Thousands)
Tempur-Pedic International*	5,800	$382
Time Warner Cable, Cl A	1,400	249
TripAdvisor*	391,873	34,148
Under Armour, Cl A*	17,900	1,493
VF	69,800	4,868
Walt Disney	51,000	5,821
Whirlpool	2,500	433
Williams-Sonoma	4,600	378
Wyndham Worldwide	27,900	2,285
Wynn Resorts	50,869	5,019

		238,234

Consumer Staples — 8.4%
Altria Group	87,097	4,260
Archer-Daniels-Midland	6,400	308
Brown-Forman, Cl B	12,500	1,252
Church & Dwight	44,300	3,594
Clorox	8,100	842
Constellation Brands, Cl A	47,600	5,523
Costco Wholesale	117,355	15,850
CVS Health	55,400	5,810
Dr Pepper Snapple Group	63,900	4,658
Estee Lauder, Cl A	215,181	18,648
General Mills, Cl A	11,500	641
Hain Celestial Group*	5,100	336
Hershey	24,500	2,176
Hormel Foods	45,800	2,582
Kimberly-Clark	21,600	2,289
Kroger	102,100	7,403
Mead Johnson Nutrition, Cl A	181,787	16,401
Monster Beverage*	5,500	737
Reynolds American	58,181	4,344
Rite Aid*	49,600	414
Walgreens Boots Alliance	286,993	24,234
WhiteWave Foods, Cl A*	18,200	890
Whole Foods Market	273,566	10,790

		133,982

Energy — 4.2%
Cheniere Energy*	19,300	1,337
EOG Resources	139,150	12,183
FMC Technologies*	266,782	11,069
Kinder Morgan	293,925	11,284
Schlumberger, Cl A	149,112	12,852
Tesoro	12,300	1,038
Williams	283,750	16,284
World Fuel Services	3,800	182

		66,229

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

Financials — 8.0%
American Financial Group	3,800	$247
Ameriprise Financial	20,200	2,524
Aon	29,200	2,911
Apartment Investment & Management, Cl A †	27,800	1,027
BlackRock	7,000	2,422
Boston Properties †	6,200	751
CBRE Group, Cl A*	51,200	1,894
Charles Schwab	711,683	23,236
Crown Castle International †	240,425	19,306
Equinix †	94,055	23,890
Equity Lifestyle Properties †	19,900	1,046
Extra Space Storage †	39,900	2,602
Federal Realty Investment Trust †	11,500	1,473
IntercontinentalExchange Group	70,713	15,812
Invesco	18,400	690
Jones Lang LaSalle	3,800	650
Lamar Advertising, Cl A †	8,600	494
Lazard, Cl A	22,200	1,249
Legg Mason	13,700	706
Marsh & McLennan	129,200	7,326
McGraw-Hill	55,700	5,595
Moody’s	38,100	4,113
MSCI, Cl A	14,800	911
NorthStar Asset Management Group	11,100	205
NorthStar Realty Finance †	16,200	258
Omega Healthcare Investors †	9,800	336
Outfront Media †	600	15
Public Storage †	5,100	940
Reinsurance Group of America, Cl A	6,000	569
Simon Property Group †	2,600	450
Taubman Centers †	5,200	361
TD Ameritrade Holding	26,900	990
Urban Edge Properties †	7,500	156
Vornado Realty Trust †	14,700	1,396

		126,551

Health Care — 16.8%
Aetna, Cl A	14,700	1,874
Alexion Pharmaceuticals*	42,000	7,592
Alkermes*	11,400	733
Allergan*	68,850	20,893
AmerisourceBergen	70,500	7,497
Becton Dickinson	46,300	6,558
Biogen*	43,013	17,375
BioMarin Pharmaceuticals*	1,700	232
Bio-Techne	1,400	138
Boston Scientific*	15,100	267
Bristol-Myers Squibb	228,483	15,203

Description	Shares	Market Value ($ Thousands)
C.R. Bard	8,500	$1,451
Cardinal Health	10,000	836
Celgene, Cl A*	264,350	30,595
Centene*	31,300	2,516
Cerner* (A)	25,200	1,740
Charles River Laboratories International*	5,700	401
Cigna	5,400	875
Cooper, Cl A	9,700	1,726
DaVita HealthCare Partners*	177,599	14,114
Dentsply International	16,300	840
Edwards Lifesciences, Cl A*	15,400	2,193
Endo International*	4,500	358
Express Scripts Holding*	271,915	24,184
Gilead Sciences	112,691	13,194
HCA Holdings*	9,600	871
Henry Schein*	27,300	3,880
Hill-Rom Holdings	1,200	65
Hologic*	3,100	118
Idexx Laboratories*	4,600	295
Illumina*	300	66
Incyte*	5,400	563
Intuitive Surgical*	37,015	17,934
Jazz Pharmaceuticals*	2,800	493
Johnson & Johnson	30,700	2,992
Laboratory Corp of America Holdings*	6,600	800
Mallinckrodt*	11,700	1,377
McKesson	22,200	4,991
Medivation*	8,700	994
MEDNAX*	12,100	897
Mettler Toledo International*	3,700	1,263
Novo Nordisk ADR	329,610	18,050
Patterson	2,600	126
PerkinElmer	6,400	337
Quintiles Transnational Holdings*	6,700	487
ResMed	4,000	226
Sirona Dental Systems, Cl A*	7,600	763
St. Jude Medical	10,900	797
Stryker	54,300	5,190
Thermo Fisher Scientific	31,400	4,074
Universal Health Services, Cl B	2,700	384
Valeant Pharmaceuticals International*	94,219	20,931
Varian Medical Systems*	22,500	1,897
Zimmer Biomet Holdings	4,300	470
Zoetis, Cl A	53,500	2,580

		267,296

Industrials — 10.6%
3M	87,500	13,501
Acuity Brands	12,300	2,214
Alaska Air Group	43,800	2,822

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Allegion	13,500	$812
AO Smith	9,800	705
C.H. Robinson Worldwide (A)	19,700	1,229
Cintas	27,100	2,292
Colfax* (A)	214,633	9,905
Covanta Holding	2,000	42
Danaher, Cl A	241,924	20,706
Delta Air Lines, Cl A	15,400	633
Donaldson, Cl A	3,700	132
Dun & Bradstreet	4,300	525
Equifax	19,800	1,922
Fastenal, Cl A (A)	321,448	13,559
FedEx	25,000	4,260
HD Supply Holdings*	3,400	119
Hexcel, Cl A	19,300	960
Honeywell International	41,200	4,201
Huntington Ingalls Industries, Cl A	13,000	1,464
IDEX	24,300	1,910
Illinois Tool Works	67,600	6,205
Ingersoll-Rand	7,200	485
Kansas City Southern	3,500	319
KAR Auction Services	16,300	610
Landstar System	13,200	883
Lennox International	14,800	1,594
Lockheed Martin	45,300	8,421
Masco	15,200	405
Norfolk Southern	24,500	2,140
Old Dominion Freight Line, Cl A*	23,600	1,619
Pall	28,600	3,559
Robert Half International	46,300	2,570
Rockwell Collins	30,700	2,835
Roper Technologies	8,100	1,397
Snap-on	2,600	414
Southwest Airlines, Cl A	132,400	4,381
Spirit AeroSystems Holdings, Cl A*	39,300	2,166
Spirit Airlines*	23,000	1,428
Stanley Black & Decker	4,000	421
Stericycle, Cl A*	165,491	22,161
Toro	4,700	319
TransDigm Group*	17,600	3,954
Union Pacific	75,000	7,153
United Parcel Service, Cl B	52,300	5,069
WABCO Holdings*	4,000	495
Wabtec	28,900	2,724
Waste Connections	11,400	537
Waste Management	17,100	793

		168,970

Description	Shares	Market Value ($ Thousands)

Information Technology — 30.3%
Adobe Systems*	145,600	$11,795
Alliance Data Systems*	4,600	1,343
Amphenol, Cl A	406,697	23,576
Analog Devices	5,200	334
Ansys*	111,977	10,217
Apple	318,596	39,960
Automatic Data Processing	119,400	9,580
Avago Technologies, Cl A	26,300	3,496
Avnet	7,900	325
Baidu ADR*	67,877	13,513
Broadridge Financial Solutions	38,200	1,910
Cadence Design Systems*	45,200	889
CDK Global	19,400	1,047
CDW	29,500	1,011
Cognizant Technology Solutions, Cl A*	264,116	16,135
Corning, Cl B	117,400	2,316
DST Systems	7,400	932
eBay*	465,160	28,021
Electronic Arts*	282,550	18,790
F5 Networks, Cl A*	2,400	289
Facebook, Cl A*	228,856	19,628
Factset Research Systems	13,300	2,161
Fidelity National Information Services, Cl B	11,800	729
Fiserv, Cl A*	82,800	6,858
FleetCor Technologies*	4,700	734
Fortinet*	39,600	1,637
Freescale Semiconductor*	6,900	276
Gartner*	20,300	1,741
Genpact*	538,153	11,479
Global Payments	18,600	1,924
Google, Cl A*	35,698	19,278
Google, Cl C*	36,085	18,783
Harris	6,900	531
Intel	60,400	1,837
Intuit	149,705	15,086
Jack Henry & Associates	27,000	1,747
Keysight Technologies*	8,350	261
KLA-Tencor	41,900	2,355
Lam Research	2,300	187
Linear Technology	9,900	438
MasterCard, Cl A	264,725	24,747
Microchip Technology (A)	14,400	683
Microsoft	390,450	17,238
National Instruments	260,254	7,667
NetSuite*	77,159	7,079
NXP Semiconductors*	154,780	15,199
Palo Alto Networks*	9,300	1,625

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Paychex	99,600	$4,669
Qualcomm	469,528	29,406
Salesforce.com*	247,789	17,253
SanDisk	7,700	448
Skyworks Solutions	23,400	2,436
Teradyne	800	16
Texas Instruments	64,500	3,322
Total System Services	3,500	146
Vantiv, Cl A*	36,400	1,390
VeriSign* (A)	2,000	124
Visa, Cl A	734,067	49,293
Western Union (A)	39,300	799
Xilinx	12,000	530
Yelp, Cl A* (A)	103,350	4,447
Zebra Technologies, Cl A*	2,100	233

		481,899

Materials — 2.9%
Airgas	11,000	1,164
Ball	36,000	2,525
Cytec Industries	2,000	121
Dow Chemical, Cl A	24,400	1,249
E.I. Du Pont de Nemours	20,400	1,305
Ecolab	198,374	22,430
International Flavors & Fragrances	25,100	2,743
LyondellBasell Industries, Cl A	6,800	704
NewMarket	3,100	1,376
Platform Specialty Products*	6,000	153
PPG Industries	5,200	597
Praxair	4,000	478
RPM International	43,800	2,145
Scotts Miracle-Gro, Cl A	4,600	272
Sealed Air	7,000	360
Sherwin-Williams, Cl A	12,100	3,328
Sigma-Aldrich	16,500	2,299
Silgan Holdings	13,100	691
Valspar	25,400	2,078

		46,018

Telecommunication Services — 0.2%
Level 3 Communications*	5,600	295
SBA Communications, Cl A*	21,100	2,426

		2,721

Utilities — 0.0%
Dominion Resources	1,700	114

Total Common Stock (Cost $1,150,173) ($ Thousands)		1,532,014

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENTS — 3.6%
Investors Cash Trust—Treasury Portfolio—DWS US Treasury Money Fund
0.010%**	4,669,310	4,669
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	53,009,700	53,010

Total Cash Equivalents (Cost $57,679) ($ Thousands)		57,679

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, L.P.
0.050%**†† (B)	31,383,302	31,383

Total Affiliated Partnership (Cost $31,383) ($ Thousands)		31,383
	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.000%, 02/04/2016	$1,696	$1,695

Total U.S. Treasury Obligations (Cost $1,695) ($ Thousands)		1,695

Total Investments — 102.0% (Cost $1,240,930) ($ Thousands) ‡‡		$1,622,771

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index EMINI	28	Sep-2015	$(29)
S&P 500 Index EMINI	213	Sep-2015	(474)

			$(503)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,590,419 ($ Thousands).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $30,804 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $31,383 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Large Cap Growth Fund

June 30, 2015

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

S&P — Standard and Poor’s

Ser — Series

‡‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,240,930 ($ Thousands), and the unrealized appreciation and depreciation were $397,425 ($ Thousands) and ($15,584) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,532,014	$—	$—	$1,532,014
Affiliated Partnership	—	31,383	—	31,383
U.S. Treasury Obligations	—	1,695	—	1,695
Cash Equivalents	57,679	—	—	57,679

Total Investments in Securities	$1,589,693	$33,078	$—	$1,622,771

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(503)	$—	$—	$(503)

Total Other Financial Instruments	$(503)	$—	$—	$(503)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.3%

Consumer Discretionary — 12.4%
Amazon.com, Cl A*	70,907	$30,780
Apollo Education Group, Cl A*	55,385	713
Autoliv (A)	22,650	2,644
Bed Bath & Beyond*	18,911	1,304
Best Buy	86,319	2,815
CarMax*	1,883	125
CBS, Cl B	208,745	11,585
Charter Communications, Cl A* (A)	21,156	3,623
Chipotle Mexican Grill, Cl A*	13,788	8,342
Coach	56,395	1,952
Comcast, Cl A	123,195	7,409
Cooper Tire & Rubber	46,619	1,577
CST Brands	26,846	1,049
Darden Restaurants	3,127	222
Delphi Automotive	91,343	7,772
Dillard’s, Cl A	32,548	3,424
DIRECTV*	58,230	5,403
Discovery Communications, Cl A*	26,104	868
Discovery Communications, Cl C*	128,473	3,993
DISH Network, Cl A*	17,303	1,172
Dollar General	142,515	11,079
Domino’s Pizza	18,894	2,143
DR Horton	6,500	178
Expedia	11,877	1,299
Family Dollar Stores	701	55
Foot Locker, Cl A	30,000	2,010
Ford Motor	772,889	11,601
GameStop, Cl A (A)	164,221	7,055
Gannett	76,987	1,077
Gap	100,419	3,833
General Motors	244,487	8,149
Genuine Parts	2,400	215
Graham Holdings, Cl B	809	870
H&R Block	52,113	1,545
Harley-Davidson, Cl A	112,559	6,343
Harman International Industries, Cl A	55,213	6,567
Hasbro (A)	9,640	721
Home Depot	160,728	17,862
Interpublic Group	2,743	53
Johnson Controls	4,300	213
Kohl’s	40,216	2,518
L Brands	177,912	15,252
Las Vegas Sands	4,119	217
Lear	115,549	12,972
Liberty Media—Interactive, Cl A*	569,028	15,791
Liberty Ventures, Ser A*	97,716	3,837
LKQ*	13,165	398
Lowe’s	45,020	3,015
Macy’s	86,900	5,863

Description	Shares	Market Value ($ Thousands)
Magna International, Cl A	73,164	$4,104
Marriott International, Cl A	11	1
McDonald’s	6,294	598
MGM Mirage*	33,662	614
Murphy USA*	24,225	1,352
New Remy Holdco	3,810	84
Newell Rubbermaid, Cl B	63,977	2,630
News, Cl A*	48,686	710
Nike, Cl B	236,598	25,557
Nordstrom	117,714	8,770
Omnicom Group	3,479	242
priceline.com*	13,299	15,312
Ralph Lauren, Cl A	900	119
Royal Caribbean Cruises	3,900	307
Sally Beauty Holdings*	120,101	3,793
Signet Jewelers	40,637	5,211
Sirius XM Holdings*	19,560	73
Staples	286,376	4,384
Starbucks	291,056	15,605
Starwood Hotels & Resorts Worldwide	4,743	385
Target, Cl A	91,746	7,489
TEGNA	153,973	4,938
Tempur-Pedic International*	21,091	1,390
Tesla Motors* (A)	10,289	2,760
Time Warner	41,985	3,670
Time Warner Cable, Cl A	74,382	13,253
TJX	4,954	328
TripAdvisor*	120,299	10,483
Tupperware Brands	5,517	356
Twenty-First Century Fox, Cl A	114,501	3,726
Under Armour, Cl A*	66,082	5,514
Urban Outfitters*	763	27
VF	4,748	331
Viacom, Cl B	55,117	3,563
Vista Outdoor*	25,714	1,155
Walt Disney	114,940	13,119
Whirlpool	86,600	14,986
Wyndham Worldwide	55,235	4,524
Yum! Brands	29,668	2,672

		423,638

Consumer Staples — 8.1%
Altria Group	89,960	4,400
Anheuser-Busch InBev ADR	132,920	16,039
Archer-Daniels-Midland	240,966	11,619
Brown-Forman, Cl B	19,493	1,953
Bunge	62,852	5,518
Church & Dwight	11,874	963
Clorox	832	87
Coca-Cola	84,125	3,300
Coca-Cola Enterprises	20,024	870
Colgate-Palmolive	6,566	430
ConAgra Foods	49,133	2,148

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Constellation Brands, Cl A	10,975	$1,273
Costco Wholesale	190,219	25,691
CVS Health	260,343	27,305
Dr Pepper Snapple Group	25,908	1,889
Estee Lauder, Cl A	189,034	16,382
Herbalife* (A)	10,600	584
Hershey	47,876	4,253
Ingredion	22,400	1,788
Keurig Green Mountain	11,520	883
Kimberly-Clark	41,873	4,437
Kraft Foods	50,929	4,336
Kroger	265,496	19,251
Mead Johnson Nutrition, Cl A	211,348	19,068
Mondelez International, Cl A	244,723	10,068
PepsiCo	3,825	357
Philip Morris International	209,840	16,823
Procter & Gamble	83,374	6,523
Reynolds American	121,492	9,070
SYSCO, Cl A	6,029	218
Tyson Foods, Cl A	381,578	16,267
Walgreens Boots Alliance	299,929	25,326
Wal-Mart Stores	124,256	8,813
WhiteWave Foods, Cl A*	17,791	869
Whole Foods Market	210,822	8,315

		277,116

Energy — 6.4%
Apache	5,272	304
Atwood Oceanics, Cl A (A)	36,063	954
Cameron International*	613	32
Chevron	232,209	22,401
Cimarex Energy	5,805	640
ConocoPhillips	211,610	12,995
Continental Resources, Cl A*	31,358	1,329
Devon Energy	6,790	404
Dril-Quip*	31,838	2,396
Energen	750	51
Ensco, Cl A	20	—
EOG Resources	210,420	18,422
EP Energy, Cl A* (A)	133,869	1,704
EQT	2,100	171
Exxon Mobil	196,859	16,379
FMC Technologies*	114,659	4,757
Halliburton	150,136	6,466
Hess	55,294	3,698
Kinder Morgan	312,177	11,984
Kosmos Energy*	137,174	1,156
Marathon Oil	114,459	3,038
Marathon Petroleum	313,862	16,418
MarkWest Energy Partners	113,389	6,393
Murphy Oil	7,501	312
Nabors Industries	96,525	1,393

Description	Shares	Market Value ($ Thousands)
National Oilwell Varco, Cl A	8,071	$390
Newfield Exploration*	108,529	3,920
Noble (A)	128,128	1,972
Noble Energy	26,965	1,151
Patterson-UTI Energy	103,178	1,941
PBF Energy, Cl A	12,274	349
Phillips 66	157,249	12,668
Pioneer Natural Resources	2,401	333
QEP Resources	51,627	956
Schlumberger, Cl A	189,164	16,304
Seadrill	134,097	1,387
SM Energy	131,965	6,086
Tesoro	20,299	1,713
Valero Energy	340,551	21,319
Western Refining	29,977	1,308
Williams	178,593	10,249
World Fuel Services	42,810	2,053

		217,896

Financials — 15.3%
ACE	32,344	3,289
Aflac	68,072	4,234
Allied World Assurance Holdings	112,032	4,842
Allstate	59,438	3,856
Ally Financial*	46,247	1,037
American Express	6,330	492
American Financial Group	39,790	2,588
American International Group	531,198	32,839
American Tower, Cl A †	49,283	4,598
Ameriprise Financial	82,444	10,300
Aon	17,008	1,695
Arch Capital Group*	6,051	405
Associated Banc-Corp	21,133	428
Assurant	132,522	8,879
AvalonBay Communities †	1,788	286
Axis Capital Holdings	113,203	6,042
Bank of America	737,209	12,547
Bank of New York Mellon	51,336	2,155
BB&T	21,661	873
Berkshire Hathaway, Cl B*	43,666	5,943
BlackRock	2,401	831
Boston Properties †	4,827	584
Brandywine Realty Trust †	101,137	1,343
Capital One Financial	188,167	16,553
CBL & Associates Properties †	28,663	464
CBRE Group, Cl A*	126,394	4,677
Charles Schwab	582,150	19,007
Chubb	129,966	12,365
Citigroup	642,128	35,471
CME Group	87,815	8,172

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Crown Castle International †	321,932	$25,851
Digital Realty Trust, Cl A †	1,300	87
Discover Financial Services	241,586	13,920
E*Trade Financial*	109,253	3,272
Equinix †	64,671	16,426
Equity Residential †	13,138	922
Everest Re Group	60,718	11,051
Fifth Third Bancorp	478,279	9,958
FNF Group	8,706	322
FNFV Group*	21,311	328
Franklin Resources	5,770	283
Gaming and Leisure Properties †	34,735	1,273
General Growth Properties †	22,472	577
Genworth Financial, Cl A*	115,533	874
Goldman Sachs Group	29,481	6,155
Hartford Financial Services Group	101,910	4,236
Health Care †	5,009	329
Hospitality Properties Trust †	55,114	1,588
Host Hotels & Resorts †	15,849	314
Huntington Bancshares	321,477	3,636
IntercontinentalExchange Group	50,070	11,196
JPMorgan Chase	544,019	36,863
KeyCorp	816,571	12,265
Kimco Realty †	15,742	355
Lincoln National	182,558	10,811
Macerich †	5,647	421
McGraw-Hill	110,000	11,050
MetLife	56,878	3,184
Moody’s	10,667	1,152
Morgan Stanley	24,877	965
Navient	76,532	1,394
PartnerRe	84,412	10,847
People’s United Financial	23,725	385
PNC Financial Services Group	130,957	12,526
Popular*	44,819	1,293
Progressive	249,291	6,938
ProLogis †	14,709	546
Prudential Financial	44,724	3,914
Public Storage †	4,106	757
Radian Group	172,593	3,238
Raymond James Financial	4,992	297
Regions Financial	507,300	5,256
Reinsurance Group of America, Cl A	80,696	7,655
RenaissanceRe Holdings	16,714	1,697
RLJ Lodging Trust †	38,000	1,132
Santander Consumer USA Holdings*	193,878	4,958
Simon Property Group †	20,571	3,559
SLM*	76,532	755
Spirit Realty Capital †	131,075	1,268
State Street	40,538	3,121

Description	Shares	Market Value ($ Thousands)
SunTrust Banks	16,281	$700
Torchmark, Cl A	17,535	1,021
Travelers	120,419	11,640
Unum Group	110,928	3,966
Urban Edge Properties †	2,667	55
US Bancorp	65,779	2,855
Validus Holdings	28,272	1,244
Ventas †	7,372	458
Vornado Realty Trust †	5,334	506
Voya Financial	39,187	1,821
Wells Fargo	525,725	29,567
Weyerhaeuser †	17,503	551
WP GLIMCHER †	3,361	46

		522,425

Health Care — 17.1%
Abbott Laboratories	99,343	4,876
AbbVie	157,679	10,595
Aetna, Cl A	102,433	13,056
Agilent Technologies	5,250	203
Alexion Pharmaceuticals*	85,278	15,416
Allergan*	88,842	26,960
AmerisourceBergen	88,988	9,463
Amgen, Cl A	120,417	18,486
Anthem	143,581	23,567
Ariad Pharmaceuticals* (A)	278,000	2,299
Baxter International	36,801	2,574
Becton Dickinson	2,360	334
Biogen*	69,642	28,131
Bristol-Myers Squibb	316,577	21,065
Cardinal Health	108,112	9,044
Celgene, Cl A*	336,014	38,889
Cerner*	4,400	304
Cigna	68,071	11,028
Community Health Systems*	39,000	2,456
DaVita HealthCare Partners*	134,537	10,692
Edwards Lifesciences, Cl A*	30,319	4,318
Eli Lilly	51,961	4,338
Endo International*	29,070	2,315
Express Scripts Holding*	321,663	28,609
Gilead Sciences	206,683	24,198
Halyard Health*	5,234	212
HCA Holdings*	91,112	8,266
Health Net, Cl A*	67,176	4,307
Henry Schein*	1,000	142
Hill-Rom Holdings	14,983	814
Humana	152,708	29,210
Idexx Laboratories*	72,356	4,641
Illumina*	3,684	804
Intuitive Surgical*	19,397	9,398

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Jazz Pharmaceuticals*	30,220	$5,321
Johnson & Johnson	231,443	22,557
Mallinckrodt*	24,625	2,899
McKesson	63,426	14,259
Medivation*	8,573	979
Medtronic	214,892	15,924
Merck	162,674	9,261
Novo Nordisk ADR	297,370	16,284
Omnicare	95,994	9,047
Patterson	2,100	102
Perrigo	34,098	6,302
Pfizer	870,660	29,193
Premier, Cl A*	9,031	347
Regeneron Pharmaceuticals*	4,677	2,386
Shire ADR	84,071	20,302
St. Jude Medical	64,996	4,749
Teva Pharmaceutical Industries ADR	236,610	13,984
United Therapeutics*	73,201	12,733
UnitedHealth Group	4,280	522
Valeant Pharmaceuticals International*	76,278	16,945
Veeva Systems, Cl A* (A)	63,709	1,786
Vertex Pharmaceuticals*	7,611	940
Waters*	1,600	205
Zimmer Biomet Holdings	37,448	4,090

		582,127

Industrials — 7.7%
ADT, Cl A	1,662	56
Aecom Technology*	36,400	1,204
AGCO (A)	52,600	2,987
Alaska Air Group	181,446	11,691
Allegion	3,048	184
American Airlines Group	22,471	897
Babcock & Wilcox	37,080	1,216
Boeing	123,085	17,074
C.H. Robinson Worldwide	2,502	156
Canadian Pacific Railway	116,068	18,598
Carlisle	1,500	150
Caterpillar, Cl A	16,328	1,385
Colfax* (A)	12,555	579
Copa Holdings, Cl A (A)	2,992	247
CSX	10,047	328
Cummins	13,061	1,713
Danaher, Cl A	125,204	10,716
Deere	26,437	2,566
Delta Air Lines, Cl A	265,596	10,911
Donaldson, Cl A (A)	3,800	136
Dover	3,105	218
Dun & Bradstreet	21,406	2,611
Eaton	3,913	264

Description	Shares	Market Value ($ Thousands)
Emerson Electric	4,998	$277
Engility Holdings	13,582	342
Equifax	2,500	243
Expeditors International of Washington	1,343	62
Fastenal, Cl A (A)	190,109	8,019
FedEx	57,797	9,849
Fluor	34,681	1,839
Fortune Brands Home & Security	1,837	84
General Dynamics	19,797	2,805
General Electric	224,840	5,974
Hertz Global Holdings*	4,200	76
Honeywell International	4,905	500
Huntington Ingalls Industries, Cl A	63,273	7,124
Illinois Tool Works	3,529	324
Ingersoll-Rand	9,146	617
ITT	12,586	527
Jacobs Engineering Group*	17,906	727
Kansas City Southern	61,374	5,597
L-3 Communications Holdings	67,566	7,661
Lincoln Electric Holdings	16,823	1,024
Lockheed Martin	35,370	6,575
Manitowoc	4,100	80
ManpowerGroup	18,167	1,624
Navistar International* (A)	9,626	218
Nielsen	38,156	1,708
Norfolk Southern	3,775	330
Northrop Grumman	156,994	24,904
Orbital ATK	12,857	943
Oshkosh Truck	98,940	4,193
Pall	109,286	13,601
Parker-Hannifin, Cl A	18,236	2,121
Pentair	27,867	1,916
Precision Castparts	5,500	1,099
Quanta Services*	1,386	40
Raytheon	135,818	12,995
Republic Services	2,031	79
Robert Half International	2,900	161
Roper Technologies	60,847	10,494
RR Donnelley & Sons (A)	93,388	1,628
Southwest Airlines, Cl A	350,305	11,592
Spirit AeroSystems Holdings, Cl A*	83,993	4,629
Stericycle, Cl A*	80,668	10,802
Textron	5,200	232
Timken	24,553	898
Towers Watson, Cl A	4,588	577
Union Pacific	54,566	5,204
United Continental Holdings*	5,589	296
United Parcel Service, Cl B	4,585	444
United Rentals*	7,390	647

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
United Technologies	17,341	$1,924
Vectrus*	22,388	557
Veritiv*	591	22
Waste Management	18,232	845
WW Grainger	762	180

		263,116

Information Technology — 21.0%
Accenture, Cl A	117,395	11,361
Activision Blizzard	17,055	413
Adobe Systems*	506,682	41,046
Akamai Technologies*	12,058	842
Alliance Data Systems*	22,877	6,679
Altera	16,400	840
Amdocs	149,815	8,178
Amphenol, Cl A	295,242	17,115
Analog Devices	42,023	2,697
Ansys*	62,424	5,696
Apple	371,259	46,565
Applied Materials	780,500	15,001
Atmel	156,217	1,540
Autodesk, Cl A*	31,671	1,586
Avnet	36,856	1,515
Baidu ADR*	54,500	10,850
Broadcom, Cl A	61,995	3,192
Brocade Communications Systems	306,466	3,641
CA	17,197	504
Cisco Systems	565,459	15,527
Citrix Systems*	23,629	1,658
Cognizant Technology Solutions, Cl A*	322,590	19,707
Computer Sciences	28,981	1,902
CoreLogic*	9,831	390
Corning, Cl B	215,764	4,257
DST Systems	11,635	1,466
eBay*	379,498	22,861
Electronic Arts*	257,683	17,136
EMC	232,384	6,133
F5 Networks, Cl A*	17,041	2,051
Facebook, Cl A*	240,203	20,601
Fidelity National Information Services, Cl B	64,209	3,968
Fiserv, Cl A*	42,046	3,483
FleetCor Technologies*	19,160	2,990
Freescale Semiconductor*	89,002	3,557
Genpact*	184,547	3,936
Global Payments	17,235	1,783
Google, Cl A*	50,714	27,388
Google, Cl C*	40,396	21,026
Harris	25,220	1,940
Hewlett-Packard	313,845	9,419
Ingram Micro, Cl A	92,405	2,313

Description	Shares	Market Value ($ Thousands)
Intel	568,565	$17,293
International Business Machines	20,181	3,283
Intuit	156,005	15,721
Jabil Circuit	47,326	1,008
Juniper Networks	10,346	269
Keysight Technologies*	2,625	82
Knowles* (A)	1,552	28
Lam Research	4,787	389
Leidos Holdings	11,079	447
Lexmark International, Cl A	23,673	1,046
Marvell Technology Group	349,312	4,606
MasterCard, Cl A	505,598	47,263
Microchip Technology (A)	1,219	58
Microsoft	977,639	43,163
National Instruments	70,199	2,068
NetApp	7,296	230
NXP Semiconductors*	180,390	17,714
Oracle, Cl B	382,668	15,421
Qualcomm	534,150	33,454
Rackspace Hosting*	18,353	682
Red Hat*	1,214	92
Rovi* (A)	33,373	532
Salesforce.com*	200,574	13,966
SanDisk	64,021	3,727
Seagate Technology	94,758	4,501
Skyworks Solutions	63,738	6,635
Symantec, Cl A	139,365	3,240
TE Connectivity	36,055	2,318
Tech Data*	22,300	1,284
Teradata* (A)	63,400	2,346
Texas Instruments	269,748	13,895
Total System Services	13,564	567
VeriFone Holdings*	138,073	4,689
VeriSign* (A)	91,384	5,640
Visa, Cl A	565,922	38,002
Vishay Intertechnology (A)	88,686	1,036
Western Digital	230,097	18,044
Xerox	527,667	5,614
Yahoo!*	155,857	6,124
Yelp, Cl A*	61,115	2,630

		713,860

Materials — 2.7%
Avery Dennison	11,196	683
Cabot	18,468	689
CF Industries Holdings	159,480	10,251
Domtar	28,000	1,159
Dow Chemical, Cl A	265,094	13,565
E.I. Du Pont de Nemours	5,201	333
Eastman Chemical	34,295	2,806

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Ecolab	111,810	$12,642
Freeport-McMoRan, Cl B	91,990	1,713
Huntsman	130,787	2,886
International Paper	30,956	1,473
LyondellBasell Industries, Cl A	180,507	18,686
Martin Marietta Materials, Cl A	550	78
Monsanto	35,004	3,731
Newmont Mining	4,000	94
Owens-Illinois*	29,088	667
Packaging Corp of America	58,377	3,648
PPG Industries	69,074	7,924
Praxair	2,548	305
Rock-Tenn, Cl A (A)	26,000	1,565
Sherwin-Williams, Cl A	3,368	926
Sigma-Aldrich	2,200	307
Steel Dynamics	94,148	1,950
TimkenSteel	12,276	331
United States Steel (A)	—	—
Vulcan Materials	1,097	92
Westlake Chemical	24,674	1,692

		90,196

Telecommunication Services — 0.8%
AT&T	265,343	9,425
CenturyTel	10,844	319
Level 3 Communications*	167,625	8,829
SBA Communications, Cl A*	19,500	2,242
Sprint*	194,805	888
T-Mobile US*	1,671	65
Verizon Communications	97,068	4,524

		26,292

Utilities — 1.8%
AES	409,158	5,425
Ameren	113,300	4,269
American Electric Power	213,313	11,299
American Water Works	5,896	287
Centerpoint Energy	4,900	93
CMS Energy	7,966	254
Dominion Resources	5,292	354
DTE Energy	10,523	786
Duke Energy	7,375	521
Edison International	234,583	13,038
Entergy	87,753	6,187
Exelon	176,364	5,541
FirstEnergy	17,226	561
Hawaiian Electric Industries	3,200	95
MDU Resources Group	2,200	43
National Fuel Gas	1,300	76
NextEra Energy	4,538	445

Description	Shares	Market Value ($ Thousands)
OGE Energy	5,224	149
PG&E	6,066	298
Public Service Enterprise Group	302,630	11,887
Sempra Energy	1,517	150
UGI	1,065	37

		61,795

Total Common Stock (Cost $1,871,751) ($ Thousands)		3,178,461

	Number Of Rights
RIGHTS — 0.0%

United States — 0.0%
Safeway CVR—Casa Ley*	107,954	110
Safeway CVR—PDC*	107,954	5

Total Rights (Cost $—) ($ Thousands)		115

CASH EQUIVALENT — 6.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%** ††	218,366,372	218,366

Total Cash Equivalent (Cost $218,366) ($ Thousands)		218,366
	Shares/Face Amount ($ Thousands)

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, L.P.
0.050%** †† (B)	46,440,787	$46,441

Total Affiliated Partnership (Cost $46,441) ($ Thousands)		46,441

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016	$3,547	3,545

Total U.S. Treasury Obligations (Cost $3,545) ($ Thousands)		3,545

Total Investments — 101.2% (Cost $2,140,103) ($ Thousands) ‡		$3,446,928

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	679	Sep-2015	$(1,480)
S&P Mid 400 Index E-MINI	57	Sep-2015	(162)

			$(1,642)

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Tax-Managed Large Cap Fund

June 30, 2015

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $3,406,474 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $45,567 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $46,441 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR	— American Depositary Receipt

Cl	— Class

CVR — Contingent Value Rights

L.P.	— Limited Partnership

S&P	— Standard & Poor’s

Ser	— Series

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $2,140,103 ($ Thousands), and the unrealized appreciation and depreciation were $1,308,591 ($ Thousands) and ($1,766) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,178,461	$—	$—	$3,178,461
Affiliated Partnership	—	46,441	—	46,441
Rights	—	115	—	115
U.S. Treasury Obligations	—	3,545	—	3,545
Cash Equivalent	218,366	—	—	218,366

Total Investments in Securities	$3,396,827	$50,101	$—	$3,446,928

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(1,642)	$—	$—	$(1,642)

Total Other Financial Instruments	$(1,642)	$—	$—	$(1,642)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there have been no level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.5%

Consumer Discretionary — 12.6%
Amazon.com, Cl A*	13,804	$5,992
Autonation*	2,826	178
Autozone*	1,094	730
Bed Bath & Beyond*	6,233	430
Best Buy	10,754	351
BorgWarner	8,200	466
Cablevision Systems, Cl A (A)	7,800	187
CarMax*	7,600	503
Carnival	16,384	809
CBS, Cl B	16,495	915
Chipotle Mexican Grill, Cl A*	1,104	668
Coach	9,919	343
Comcast, Cl A	90,648	5,452
Darden Restaurants	4,418	314
Delphi Automotive	10,500	894
DIRECTV*	18,109	1,680
Discovery Communications, Cl A*	5,600	186
Discovery Communications, Cl C*	9,300	289
Dollar General	10,700	832
Dollar Tree*	7,504	593
DR Horton	11,858	324
Expedia	3,555	389
Family Dollar Stores	3,422	269
Ford Motor	143,237	2,150
Fossil Group*	1,500	104
GameStop, Cl A (A)	3,800	163
Gannett	4,074	57
Gap	9,531	364
Garmin	4,505	198
General Motors	48,913	1,630
Genuine Parts	5,536	496
Goodyear Tire & Rubber	9,893	298
H&R Block	9,813	291
Hanesbrands	14,500	483
Harley-Davidson, Cl A	7,608	429
Harman International Industries, Cl A	2,505	298
Hasbro (A)	3,996	299
Home Depot	46,809	5,202
Interpublic Group	15,201	293
Johnson Controls	23,561	1,167
Kohl’s	7,256	454
L Brands	8,827	757
Leggett & Platt	5,159	251
Lennar, Cl A	6,616	338
Lowe’s	33,649	2,253
Macy’s	12,064	814
Marriott International, Cl A	7,456	555
Mattel	12,531	322
McDonald’s	34,683	3,297
Michael Kors Holdings*	7,300	307

Description	Shares	Market Value ($ Thousands)
Mohawk Industries*	2,200	$420
NetFlix*	2,200	1,445
Newell Rubbermaid, Cl B	9,756	401
News, Cl A*	18,475	270
Nike, Cl B	25,097	2,711
Nordstrom	5,007	373
Omnicom Group	8,804	612
O’Reilly Automotive*	3,600	813
priceline.com*	1,884	2,169
PulteGroup	12,299	248
PVH	3,000	346
Ralph Lauren, Cl A	2,205	292
Ross Stores	14,836	721
Royal Caribbean Cruises	5,900	464
Scripps Networks Interactive, Cl A	3,400	222
Staples	22,936	351
Starbucks	54,334	2,913
Starwood Hotels & Resorts Worldwide	6,135	498
Target, Cl A	23,028	1,880
TEGNA	8,147	261
Tiffany	4,078	374
Time Warner	29,725	2,598
Time Warner Cable, Cl A	10,187	1,815
TJX	24,643	1,631
Tractor Supply	5,000	450
TripAdvisor*	3,955	345
Twenty-First Century Fox, Cl A	63,759	2,075
Under Armour, Cl A*	6,005	501
Urban Outfitters*	3,400	119
VF	12,365	863
Viacom, Cl B	12,901	834
Walt Disney	56,344	6,431
Whirlpool	2,805	485
Wyndham Worldwide	4,302	352
Wynn Resorts	3,000	296
Yum! Brands	15,670	1,412

		84,055

Consumer Staples — 9.2%
Altria Group	71,173	3,481
Archer-Daniels-Midland	22,375	1,079
Brown-Forman, Cl B	5,596	561
Campbell Soup	6,584	314
Clorox	4,742	493
Coca-Cola	141,549	5,553
Coca-Cola Enterprises	7,617	331
Colgate-Palmolive	30,595	2,001
ConAgra Foods	15,365	672
Constellation Brands, Cl A	5,900	685
Costco Wholesale	15,918	2,150
CVS Health	40,652	4,264
Dr Pepper Snapple Group	7,000	510
Estee Lauder, Cl A	8,100	702

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
General Mills, Cl A	21,486	$1,197
Hershey	5,312	472
Hormel Foods	5,004	282
JM Smucker	3,553	385
Kellogg	8,967	562
Keurig Green Mountain	4,100	314
Kimberly-Clark	13,203	1,399
Kraft Foods	21,208	1,806
Kroger	17,668	1,281
McCormick	4,566	369
Mead Johnson Nutrition, Cl A	7,334	662
Molson Coors Brewing, Cl B	5,751	401
Mondelez International, Cl A	58,620	2,412
Monster Beverage*	5,300	710
PepsiCo	53,207	4,966
Philip Morris International	55,887	4,480
Procter & Gamble	97,831	7,655
Reynolds American	14,971	1,118
SYSCO, Cl A	21,420	773
Tyson Foods, Cl A	10,503	448
Walgreens Boots Alliance	31,557	2,665
Wal-Mart Stores	57,061	4,047
Whole Foods Market	13,009	513

		61,713

Energy — 7.7%
Anadarko Petroleum, Cl A	18,285	1,427
Apache	13,700	790
Baker Hughes	15,749	972
Cabot Oil & Gas	14,913	470
Cameron International*	7,000	367
Chesapeake Energy (A)	19,222	215
Chevron	67,800	6,541
Cimarex Energy	3,204	353
ConocoPhillips	44,560	2,736
Consol Energy	8,300	180
Devon Energy	13,913	828
Diamond Offshore Drilling (A)	2,500	64
Ensco, Cl A	8,400	187
EOG Resources	19,797	1,733
EQT	5,505	448
Exxon Mobil	150,846	12,550
FMC Technologies*	8,500	353
Halliburton	30,842	1,328
Helmerich & Payne	3,805	268
Hess	8,875	594
Kinder Morgan	62,482	2,399
Marathon Oil	24,556	652
Marathon Petroleum	19,764	1,034
Murphy Oil	6,172	257
National Oilwell Varco, Cl A	14,068	679
Newfield Exploration*	5,700	206
Noble	9,022	139

Description	Shares	Market Value ($ Thousands)
Noble Energy	14,100	$602
Occidental Petroleum	27,664	2,151
Oneok	7,709	304
Phillips 66	19,575	1,577
Pioneer Natural Resources	5,404	750
Range Resources	6,100	301
Schlumberger, Cl A	45,760	3,944
Southwestern Energy, Cl A*	13,900	316
Spectra Energy	24,261	791
Tesoro	4,600	388
Transocean (A)	12,200	197
Valero Energy	18,308	1,146
Williams	24,469	1,404

		51,641

Financials — 16.3%
ACE	11,805	1,200
Affiliated Managers Group*	2,000	437
Aflac	15,617	971
Allstate	14,759	957
American Express	31,628	2,458
American International Group	48,030	2,969
American Tower, Cl A †	15,200	1,418
Ameriprise Financial	6,584	823
Aon	10,129	1,010
Apartment Investment & Management, Cl A †	5,839	216
Assurant	2,405	161
AvalonBay Communities †	4,808	769
Bank of America	378,845	6,448
Bank of New York Mellon	40,299	1,691
BB&T	26,106	1,052
Berkshire Hathaway, Cl B*	65,769	8,952
BlackRock	4,561	1,578
Boston Properties †	5,600	678
Capital One Financial	19,666	1,730
CBRE Group, Cl A*	10,009	370
Charles Schwab	41,936	1,369
Chubb	8,356	795
Cincinnati Financial	5,483	275
Citigroup	109,651	6,057
CME Group	11,440	1,065
Comerica	6,592	338
Crown Castle International †	12,104	972
Discover Financial Services	16,130	930
E*Trade Financial*	10,352	310
Equinix †	2,000	508
Equity Residential †	13,144	922
Essex Property Trust †	2,300	489
Fifth Third Bancorp	29,511	615
Franklin Resources	14,250	699
General Growth Properties †	22,800	585
Genworth Financial, Cl A*	18,800	142
Goldman Sachs Group	14,465	3,020

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Hartford Financial Services Group	15,286	$636
HCP †	16,600	605
Health Care †	12,600	827
Host Hotels & Resorts †	27,374	543
Hudson City Bancorp, Cl A	18,200	180
Huntington Bancshares	29,014	328
IntercontinentalExchange Group	3,981	890
Invesco	15,700	589
Iron Mountain †	6,638	206
JPMorgan Chase	133,900	9,073
KeyCorp	30,783	463
Kimco Realty †	14,813	334
Legg Mason	3,505	181
Leucadia National	11,713	284
Lincoln National	9,098	539
Loews	10,762	415
M&T Bank	4,861	607
Macerich †	5,004	373
Marsh & McLennan	19,559	1,109
McGraw-Hill	9,921	996
MetLife	40,439	2,264
Moody’s	6,408	692
Morgan Stanley	55,361	2,147
NASDAQ OMX Group, Cl A	4,400	215
Navient	13,843	252
Northern Trust	8,009	612
People’s United Financial	10,900	177
Plum Creek Timber †	6,335	257
PNC Financial Services Group	18,684	1,787
Principal Financial Group, Cl A	9,857	506
Progressive	19,385	540
ProLogis †	18,500	686
Prudential Financial	16,266	1,424
Public Storage †	5,233	965
Realty Income †	8,100	359
Regions Financial	48,563	503
Simon Property Group †	11,206	1,939
SL Green Realty †	3,600	395
State Street	14,791	1,139
SunTrust Banks	18,596	800
T. Rowe Price Group	9,508	739
Torchmark, Cl A	4,539	264
Travelers	11,456	1,107
Unum Group	8,961	320
US Bancorp	63,923	2,774
Ventas †	11,932	741
Vornado Realty Trust †	6,377	605
Wells Fargo	169,115	9,511
Weyerhaeuser †	18,845	594
XL Group, Cl A	11,105	413
Zions Bancorporation	7,260	231

		109,115

Description	Shares	Market Value ($ Thousands)

Health Care — 15.2%
Abbott Laboratories	53,663	$2,634
AbbVie	61,968	4,164
Aetna, Cl A	12,607	1,607
Agilent Technologies	12,115	467
Alexion Pharmaceuticals*	8,100	1,464
Allergan*	14,153	4,295
AmerisourceBergen	7,596	808
Amgen, Cl A	27,464	4,216
Anthem	9,602	1,576
Baxter International	19,742	1,381
Becton Dickinson	7,558	1,071
Biogen*	8,500	3,434
Boston Scientific*	48,012	850
Bristol-Myers Squibb	60,092	3,999
C.R. Bard	2,688	459
Cardinal Health	11,959	1,000
Celgene, Cl A*	28,613	3,312
Cerner*	11,000	760
Cigna	9,271	1,502
DaVita HealthCare Partners*	6,205	493
Dentsply International	5,209	268
Edwards Lifesciences, Cl A*	3,900	555
Eli Lilly	35,339	2,951
Endo International*	7,400	589
Express Scripts Holding*	26,270	2,336
Gilead Sciences	52,966	6,201
HCA Holdings*	10,405	944
Henry Schein*	3,000	426
Hospira*	6,204	550
Humana	5,401	1,033
Intuitive Surgical*	1,320	639
Johnson & Johnson	100,012	9,747
Laboratory Corp of America Holdings*	3,663	444
Mallinckrodt*	4,204	495
McKesson	8,369	1,881
Medtronic	51,472	3,814
Merck	101,874	5,800
Mylan*	14,915	1,012
Patterson	3,200	156
PerkinElmer	4,040	213
Perrigo	5,104	943
Pfizer	222,156	7,449
Quest Diagnostics	5,124	372
Regeneron Pharmaceuticals*	2,700	1,377
St. Jude Medical	10,056	735
Stryker	10,846	1,037
Tenet Healthcare*	3,519	204
Thermo Fisher Scientific	14,252	1,849
UnitedHealth Group	34,360	4,192
Universal Health Services, Cl B	3,300	469
Varian Medical Systems*	3,705	312

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Vertex Pharmaceuticals*	8,800	$1,087
Waters*	2,997	385
Zimmer Biomet Holdings	5,960	651
Zoetis, Cl A	17,946	865

		101,473

Industrials — 10.0%
3M	22,891	3,532
ADT, Cl A (A)	6,350	213
Allegion	3,570	215
American Airlines Group	24,909	995
Ametek	8,700	477
Boeing	23,141	3,210
C.H. Robinson Worldwide	5,405	337
Caterpillar, Cl A	21,706	1,841
Cintas	3,412	289
CSX	35,572	1,161
Cummins	6,044	793
Danaher, Cl A	22,196	1,900
Deere	12,006	1,165
Delta Air Lines, Cl A	29,613	1,216
Dover	5,837	410
Dun & Bradstreet	1,305	159
Eaton	16,815	1,135
Emerson Electric	24,015	1,331
Equifax	4,330	420
Expeditors International of Washington	6,909	318
Fastenal, Cl A (A)	9,809	414
FedEx	9,505	1,620
Flowserve	5,000	263
Fluor	5,444	288
General Dynamics	11,230	1,591
General Electric	363,904	9,669
Honeywell International	28,168	2,872
Illinois Tool Works	12,129	1,113
Ingersoll-Rand	9,604	648
Jacobs Engineering Group*	4,504	183
JB Hunt Transport Services	3,300	271
Joy Global	3,700	134
Kansas City Southern	4,000	365
L-3 Communications Holdings	3,023	343
Lockheed Martin	9,698	1,803
Masco	12,868	343
Nielsen	13,400	600
Norfolk Southern	10,930	955
Northrop Grumman	7,023	1,114
PACCAR	12,891	823
Pall	3,895	485
Parker-Hannifin, Cl A	4,971	578
Pentair	6,566	451
Pitney Bowes	7,575	158
Precision Castparts	5,004	1,000
Quanta Services*	7,800	225

Description	Shares	Market Value ($ Thousands)
Raytheon	11,073	$1,060
Republic Services	8,983	352
Robert Half International	4,832	268
Rockwell Automation	4,930	614
Rockwell Collins	4,778	441
Roper Technologies	3,600	621
Ryder System	1,959	171
Snap-on	2,153	343
Southwest Airlines, Cl A	24,062	796
Stanley Black & Decker	5,540	583
Stericycle, Cl A*	3,104	416
Textron	10,007	447
Tyco International	15,200	585
Union Pacific	31,601	3,014
United Parcel Service, Cl B	25,124	2,435
United Rentals*	3,500	306
United Technologies	29,941	3,321
Waste Management	15,428	715
WW Grainger	2,065	489
Xylem	6,500	241

		66,644

Information Technology — 19.3%
Accenture, Cl A	22,604	2,188
Adobe Systems*	17,141	1,389
Akamai Technologies*	6,404	447
Alliance Data Systems*	2,200	642
Altera	10,851	556
Amphenol, Cl A	11,209	650
Analog Devices	11,299	725
Apple	207,882	26,074
Applied Materials	44,350	852
Autodesk, Cl A*	8,117	407
Automatic Data Processing	16,859	1,353
Avago Technologies, Cl A	9,300	1,236
Broadcom, Cl A	19,736	1,016
CA	11,440	335
Cisco Systems	183,461	5,038
Citrix Systems*	5,742	403
Cognizant Technology Solutions, Cl A*	22,105	1,350
Computer Sciences	5,038	331
Corning, Cl B	45,308	894
eBay*	39,849	2,400
Electronic Arts*	11,278	750
EMC	69,966	1,846
F5 Networks, Cl A*	2,600	313
Facebook, Cl A*	76,022	6,520
Fidelity National Information Services, Cl B	10,265	634
First Solar*	2,840	133
Fiserv, Cl A*	8,460	701
Flir Systems	5,300	163
Google, Cl A*	10,367	5,599
Google, Cl C*	10,395	5,411

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Harris	4,500	$346
Hewlett-Packard	65,091	1,953
Intel	171,163	5,206
International Business Machines	33,046	5,375
Intuit	9,986	1,006
Juniper Networks	13,000	337
KLA-Tencor	5,671	319
Lam Research	5,722	466
Linear Technology	8,598	380
MasterCard, Cl A	34,913	3,264
Microchip Technology (A)	7,204	342
Micron Technology*	39,069	736
Microsoft	291,889	12,887
Motorola Solutions	6,629	380
NetApp	11,185	353
Nvidia	18,565	373
Oracle, Cl B	115,023	4,635
Paychex	11,969	561
Qorvo*	5,400	433
Qualcomm	58,754	3,680
Red Hat*	6,600	501
Salesforce.com*	21,809	1,519
SanDisk	7,500	437
Seagate Technology	11,400	542
Skyworks Solutions	6,904	719
Symantec, Cl A	24,747	575
TE Connectivity	14,709	946
Teradata*	5,368	199
Texas Instruments	37,466	1,930
Total System Services	6,089	254
VeriSign* (A)	3,900	241
Visa, Cl A	69,718	4,681
Western Digital	7,804	612
Western Union (A)	18,734	381
Xerox	37,606	400
Xilinx	9,409	416
Yahoo!*	31,647	1,243

		128,984

Materials — 3.1%
Air Products & Chemicals	7,026	961
Airgas	2,500	265
Alcoa	44,835	500
Allegheny Technologies	4,159	126
Avery Dennison	3,215	196
Ball	4,886	343
CF Industries Holdings	8,450	543
Dow Chemical, Cl A	39,092	2,000
E.I. Du Pont de Nemours	32,748	2,094
Eastman Chemical	5,320	435
Ecolab	9,734	1,101
FMC	4,800	252
Freeport-McMoRan, Cl B	37,836	704

Description	Shares	Market Value ($ Thousands)
International Flavors & Fragrances	2,894	$316
International Paper	15,374	732
LyondellBasell Industries, Cl A	14,104	1,460
Martin Marietta Materials, Cl A	2,200	311
MeadWestvaco	6,019	284
Monsanto	17,157	1,829
Mosaic	11,209	525
Newmont Mining	18,025	421
Nucor	11,695	515
Owens-Illinois*	6,200	142
PPG Industries	9,890	1,135
Praxair	10,399	1,243
Sealed Air	7,728	397
Sherwin-Williams, Cl A	2,816	775
Sigma-Aldrich	4,336	604
Vulcan Materials	4,749	399
WestRock	2,890	176

		20,784

Telecommunication Services — 2.2%
AT&T	187,597	6,663
CenturyTel	20,370	599
Frontier Communications	37,160	184
Level 3 Communications*	10,400	548
Verizon Communications	147,096	6,856

		14,850

Utilities — 2.8%
AES	23,890	317
AGL Resources	4,300	200
Ameren	8,953	337
American Electric Power	17,715	938
Centerpoint Energy	15,885	302
CMS Energy	10,201	325
Consolidated Edison	10,633	615
Dominion Resources	21,340	1,427
DTE Energy	6,345	474
Duke Energy	24,916	1,760
Edison International	11,757	653
Entergy	6,464	456
Eversource Energy	11,535	524
Exelon	31,155	979
FirstEnergy	15,223	496
NextEra Energy	16,020	1,570
NiSource	11,592	528
NRG Energy	11,913	272
Pepco Holdings	9,000	242
PG&E	17,329	851
Pinnacle West Capital	3,949	225
PPL	24,071	709
Public Service Enterprise Group	18,430	724
SCANA	5,304	269
Sempra Energy	8,370	828
Southern	32,835	1,376

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

S & P 500 Index Fund

June 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
TECO Energy	8,912	$157
WEC Energy Group	11,419	514
Xcel Energy	18,536	597

		18,665

Total Common Stock (Cost $341,687) ($ Thousands)		657,924

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	10,053,552	10,054

Total Cash Equivalent (Cost $10,054) ($ Thousands)		10,054

AFFILIATED PARTNERSHIP — 0.3%
SEI Liquidity Fund, L.P.
0.050%**††(B)	2,071,351	2,071

Total Affiliated Partnership (Cost $2,071) ($ Thousands)		2,071

U.S. TREASURY OBLIGATIONS (C)(D) — 0.1%
U.S. Treasury Bills
0.000%, 07/09/2015	$510	510

Total U.S. Treasury Obligations (Cost $510) ($ Thousands)		510

Total Investments — 100.4% (Cost $354,322) ($ Thousands)‡		$670,559

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	99	Sep-2015	$(172)

For the period ended June 30, 2015, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $668,147 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $2,020 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $ 2,071 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl	— Class

L.P.	— Limited Partnership

‡	At June 30, 2015 the tax basis cost of the Fund’s investments was $354,322 ($ Thousands), and the unrealized appreciation and depreciation were $322,032 ($ Thousands) and ($5,795) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$657,924	$—	$—	$657,924
Affiliated Partnership	—	2,071	—	2,071
U.S. Treasury Obligations	—	510	—	510
Cash Equivalent	10,054	—	—	10,054

Total Investments in Securities	$667,978	$2,581	$—	$670,559

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(172)	$—	$—	$(172)

Total Other Financial Instruments	$(172)	$—	$—	$(172)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were level 3 investments.

Amounts designated as “—” are $O or have been rounded to $O.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.4%

Consumer Discretionary — 13.7%
1-800-Flowers.com, Cl A*	32,068	$335
2U*	13,962	449
Abercrombie & Fitch, Cl A (A)	138,152	2,972
AMC Entertainment Holdings, Cl A	29,585	908
American Axle & Manufacturing Holdings*	36,732	768
American Eagle Outfitters	16,110	277
America’s Car-Mart*	1,100	54
Ascena Retail Group*	80,025	1,333
Bassett Furniture Industries	793	23
bebe stores, Cl A	17,070	34
Big 5 Sporting Goods	8,365	119
Big Lots	33,488	1,507
Bloomin’ Brands	10,083	215
Boot Barn Holdings*	39,647	1,269
Bravo Brio Restaurant Group*	32,500	441
Bright Horizons Family Solutions*	17,903	1,035
Brunswick	13,521	687
Buffalo Wild Wings*	3,459	542
Build-A-Bear Workshop*	12,636	202
Burlington Stores*	34,206	1,751
Caleres	35,592	1,131
Callaway Golf	68,884	616
Capella Education	15,891	853
Career Education*	27,868	92
Carmike Cinemas*	41,594	1,104
Cato, Cl A	6,300	244
Christopher & Banks*	13,861	56
Chuy’s Holdings*(A)	51,426	1,378
Citi Trends*	10,557	256
ClubCorp Holdings	17,840	426
Cooper Tire & Rubber	31,001	1,049
Core-Mark Holding, Cl A	15,205	901
Cracker Barrel Old Country Store	2,810	419
CROCS*	58,945	867
Culp	1,048	32
Dave & Buster’s Entertainment*	9,646	348
Del Taco Restaurants*	21,659	330
Denny’s, Cl A*	22,159	257
Destination Maternity	2,038	24
Destination XL Group*	23,400	117
Diamond Resorts International*	40,513	1,278
Drew Industries	3,473	201
Entravision Communications, Cl A	44,326	365
Express*	18,522	335
Fiesta Restaurant Group*	29,245	1,462
Five Below*	58,303	2,305
Francesca’s Holdings*	22,606	305
Fred’s, Cl A	7,200	139
Fuel Systems Solutions*	218	2
Genesco*	9,700	641

Description	Shares	Market Value ($ Thousands)
Gentherm*	13,000	$714
G-III Apparel Group*	6,580	463
Gray Television*	33,521	526
Harte-Hanks	12,207	73
Haverty Furniture	5,510	119
Helen of Troy*	7,400	721
hhgregg, Cl A*(A)	7,121	24
Hooker Furniture	833	21
Houghton Mifflin Harcourt*	13,240	333
HSN, Cl A	200	14
Imax*	31,297	1,260
Isle of Capri Casinos*	17,977	326
Jack in the Box	25,571	2,254
K12*	29,900	378
Kirkland’s	12,001	334
La Quinta Holdings*	40,434	924
La-Z-Boy, Cl Z	58,301	1,536
Libbey	29,110	1,203
Lithia Motors, Cl A	4,620	523
Loral Space & Communications*	6,500	410
Malibu Boats, Cl A*	1,235	25
Marriott Vacations Worldwide	26,058	2,391
Matthews International, Cl A	14,900	792
MDC Partners, Cl A (A)	48,400	953
Meredith	18,699	975
Meritage Homes*	12,284	578
Modine Manufacturing*	72,254	775
Movado Group	1,691	46
National CineMedia	45,390	724
Nautilus*	26,720	575
Noodles, Cl A*(A)	8,100	118
Nutrisystem	1,913	48
Orbitz Worldwide*	2,334	27
Overstock.com*	15,671	353
Oxford Industries, Cl A	3,726	326
Papa John’s International, Cl A	610	46
Penn National Gaming*(A)	75,434	1,384
Perry Ellis International, Cl A*	5,601	133
PetMed Express (A)	10,331	178
Pool	31,144	2,186
Red Robin Gourmet Burgers*	21,066	1,808
Restoration Hardware Holdings*	13,304	1,299
Ruth’s Chris Steak House	28,901	466
Ryland Group	20,316	942
Shoe Carnival	26,689	770
Shutterfly*	18,915	904
Six Flags Entertainment	6,299	283
Skechers U.S.A., Cl A*	7,485	822
Skullcandy*	17,123	131
SodaStream International*(A)	44,000	930
Sonic	9,477	273
Sportsman’s Warehouse Holdings*(A)	70,797	805
Stage Stores	2,116	37
Stein Mart	16,727	175

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Steven Madden*	28,334	$1,212
Stoneridge*	1,125	13
Strayer Education*	4,708	203
TAL Education Group ADR*	20,586	727
Tempur-Pedic International*	11,978	789
Tenneco*	2,385	137
Texas Roadhouse, Cl A	22,925	858
Tile Shop Holdings*(A)	53,098	753
Tilly’s, Cl A*	15,758	152
Titan International (A)	121,100	1,301
Tower International*	8,475	221
TRI Pointe Homes*	4,600	70
Tribune Publishing	19,386	301
Tuesday Morning*	41,000	462
Universal Electronics*	13,040	650
Vail Resorts	12,003	1,311
Vista Outdoor*	20,220	908
Vitamin Shoppe*	1,400	52
VOXX International, Cl A*	78,600	651
Wayfair, Cl A*(A)	9,391	354
World Wrestling Entertainment, Cl A (A)	21,800	360
ZAGG*	4,352	35
Zoe’s Kitchen*(A)	23,082	945
Zumiez*	4,500	120

		79,473

Consumer Staples — 2.1%
Andersons	18,900	737
Cal-Maine Foods (A)	6,293	329
Casey’s General Stores	18,092	1,732
Chefs’ Warehouse Holdings*(A)	25,762	547
Cott	56,523	553
Dean Foods	14,873	241
Fresh Del Monte Produce	1,612	62
Freshpet*(A)	34,094	634
Ingles Markets, Cl A	1,962	94
John B Sanfilippo & Son	11,912	618
Lancaster Colony	2,800	254
Landec*	52,800	762
Medifast*	10,378	335
Omega Protein*	73,950	1,017
Pinnacle Foods	7,846	357
Snyder’s-Lance	21,815	704
SpartanNash	7,000	228
Sprouts Farmers Market*	11,684	315
SUPERVALU*	105,243	851
TreeHouse Foods*	6,901	559
Universal (A)	6,800	390
USANA Health Sciences*	4,477	612

		11,931

Energy — 4.5%
Alberta Oilsands*	184,500	16
Approach Resources, Cl A*(A)	130,100	891
Bill Barrett*(A)	133,000	1,142
Bristow Group	12,203	650

Description	Shares	Market Value ($ Thousands)
C&J Energy Services*	32,160	$424
Callon Petroleum*	41,180	343
CARBO Ceramics (A)	22,800	949
Carrizo Oil & Gas*	41,643	2,051
Delek US Holdings	2,251	83
DHT Holdings	38,800	302
Diamondback Energy, Cl A	7,120	537
Dril-Quip*	4,248	320
Green Plains	3,129	86
Gulfport Energy*	10,500	423
Laredo Petroleum*(A)	28,312	356
Matador Resources*	52,308	1,308
Matrix Service*	55,820	1,020
Nabors Industries	25,600	369
Navigator Holdings*	24,100	456
Oil States International*	25,535	951
Pacific Ethanol*(A)	38,200	394
Parsley Energy, Cl A*	26,977	470
Patterson-UTI Energy	10,400	196
PBF Energy, Cl A	78,800	2,240
PDC Energy, Cl A*	5,711	306
Prothena*	9,059	477
Renewable Energy Group*	27,251	315
REX American Resources*	4,861	309
Scorpio Tankers	124,900	1,260
StealthGas*	58,700	396
Stone Energy, Cl A*	14,100	178
Superior Energy Services	42,306	890
Synergy Resources*	100,244	1,146
TETRA Technologies*	96,200	614
Tidewater, Cl A (A)	82,260	1,870
US Silica Holdings (A)	32,588	957
Western Refining	352	15
Westmoreland Coal*	18,300	380
WPX Energy*	57,412	705

		25,795

Financials — 19.5%
Agree Realty †	2,791	81
Altisource Residential †	4,400	74
American Equity Investment Life Holding	38,289	1,033
Argo Group International Holdings	16,236	904
Armada Hoffler Properties †	7,922	79
Ashford Hospitality Prime †	6,680	100
Astoria Financial	78,550	1,083
Banco Latinoamericano de Exportaciones, Cl E	4,825	155
Bancorp*	112,000	1,039
Bancorpsouth, Cl A (A)	49,562	1,277
Bank of the Ozarks (A)	26,891	1,230
Banner	43,518	2,086
BGC Partners, Cl A	21,300	186
Boulevard Acquisition*	26,152	327
Brandywine Realty Trust †	65,880	875
Capital Bank Financial, Cl A*	19,631	571

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Capitol Federal Financial	74,645	$899
Caretrust †	894	11
CatchMark Timber Trust, Cl A †	67,500	781
Cathay General Bancorp	7,341	238
Cedar Realty Trust †	101,800	652
Central Pacific Financial	84,470	2,006
Chatham Lodging Trust †	5,000	132
Chemical Financial	592	20
Chesapeake Lodging Trust †	20,685	630
City National	5,404	488
CNO Financial Group	96,849	1,777
Columbia Banking System	27,725	902
Cousins Properties, Cl A †	7,863	82
Cowen Group, Cl A*	3,440	22
Credit Acceptance, Cl A*	1,756	432
CubeSmart †	30,889	715
Customers Bancorp*	38,000	1,022
CyrusOne †	7,500	221
DCT Industrial Trust †	22,890	720
DiamondRock Hospitality †	58,564	750
DuPont Fabros Technology †	2,500	74
EastGroup Properties †	9,571	538
Employers Holdings	45,330	1,033
EPR Properties, Cl A †	4,345	238
Equity Commonwealth*†	32,700	839
EverBank Financial, Cl A	51,450	1,011
Evercore Partners, Cl A	18,150	979
FBL Financial Group, Cl A	12,400	716
FBR	48,475	1,122
Federated National Holding	13,543	328
FelCor Lodging Trust †	67,000	662
Fidelity & Guaranty Life	38,200	903
First American Financial	300	11
First BanCorp Puerto Rico*	147,328	710
First Cash Financial Services*	672	31
First Citizens BancShares, Cl A	900	237
First Commonwealth Financial	132,890	1,274
First Financial Bancorp	50,993	915
First Horizon National	79,716	1,249
First Interstate BancSystem, Cl A	18,678	518
First Midwest Bancorp	9,687	184
First NBC Bank Holding*	657	24
First Niagara Financial Group	278,500	2,629
FNB	91,700	1,313
FNFV Group*	36,800	566
Fulton Financial	83,811	1,095
Genworth Financial, Cl A*	89,900	681
Geo Group †	42,400	1,448
Gramercy Property Trust †	27,775	649
Great Southern Bancorp	247	10
Green Dot, Cl A*	124,900	2,388
Hanover Insurance Group, Cl A	17,400	1,288
Hatteras Financial †	14,500	236
HCI Group	1,576	70
Healthcare Realty Trust †	6,900	161

Description	Shares	Market Value ($ Thousands)
Heartland Financial USA	514	$19
Heritage Insurance Holdings*	2,839	65
Highwoods Properties †	54,143	2,163
Hilltop Holdings*	1,895	46
HomeStreet*	14,128	322
Horace Mann Educators, Cl A	17,458	635
Hudson Pacific Properties †	638	18
IBERIABANK	26,135	1,783
Impac Mortgage Holdings*	1,527	29
Infinity Property & Casualty	1,692	128
Inland Real Estate †	30,694	289
International Bancshares	19,675	529
International FCStone*	5,877	195
Investment Technology Group	49,824	1,236
Investors Bancorp	94,319	1,160
Investors Real Estate Trust †	4,500	32
Janus Capital Group	69,754	1,194
Kemper, Cl A	23,300	898
Kennedy-Wilson Holdings	32,400	797
Kite Realty Group Trust †	27,384	670
LaSalle Hotel Properties †	2,571	91
LendingTree*	4,183	329
Lexington Realty Trust †	80,603	684
Mack-Cali Realty †	41,775	770
Maiden Holdings	69,300	1,094
Manning & Napier, Cl A (A)	42,700	426
MarketAxess Holdings	8,812	817
Medical Properties Trust †	90,116	1,181
Meridian Bancorp*	49,700	666
Meta Financial Group	259	11
MGIC Investment*	114,030	1,298
Montpelier Re Holdings	4,614	182
National Health Investors †	15,700	978
Navigators Group*	2,666	207
NBT Bancorp	6,100	160
Nelnet, Cl A	15,620	677
Northfield Bancorp	46,750	704
OFG Bancorp (A)	258,409	2,757
Old National Bancorp, Cl A	60,475	874
OneBeacon Insurance Group, Cl A	1,189	17
Opus Bank	14,894	539
Parkway Properties †	37,203	649
Pebblebrook Hotel Trust †	23,472	1,006
Pennsylvania Real Estate Investment Trust †	25,469	544
Physicians Realty Trust †	36,956	568
Piper Jaffray*	2,800	122
Popular*	37,600	1,085
PrivateBancorp, Cl A	41,820	1,665
PS Business Parks †	5,074	366
QTS Realty Trust*	25,399	926
Radian Group	69,391	1,302
RAIT Financial Trust †	76,693	469
RLI	20,634	1,060
RLJ Lodging Trust †	9,800	292
Rouse Properties † (A)	32,600	533

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Ryman Hospitality Properties †	17,295	$919
S&T Bancorp	770	23
Saul Centers †	893	44
Sberbank of Russia Via SB Capital*(B)	937	15
Selective Insurance Group	37,200	1,043
Signature Bank NY, Cl B*	5,748	841
South State	16,788	1,276
Southwest Bancorp	1,387	26
Sovran Self Storage †	9,274	806
StanCorp Financial Group	13,460	1,018
Starwood Waypoint Residential Trust †	17,000	404
State Bank Financial	44,700	970
Stewart Information Services	21,486	855
Stifel Financial*	24,485	1,414
Strategic Hotels & Resorts*†	21,823	265
Summit Hotel Properties †	1,800	23
Sunstone Hotel Investors †	69,325	1,041
Susquehanna Bancshares	3,600	51
SVB Financial Group, Cl B*	6,634	955
Symetra Financial	41,098	993
Synovus Financial	44,771	1,380
TCF Financial	115,745	1,923
THL Credit	18,100	209
Two Harbors Investment †	27,100	264
United Community Banks	101,715	2,123
United Insurance Holdings	11,171	174
Universal Insurance Holdings	6,769	164
Virtus Investment Partners	3,310	438
Walker & Dunlop*	2,087	56
Webster Financial	30,536	1,208
Westamerica Bancorporation (A)	11,150	565
Western Alliance Bancorp*	81,468	2,750
Winthrop Realty Trust †	25,500	386
Wintrust Financial	20,014	1,068
WisdomTree Investments	11,658	256
Yadkin Financial*	20,200	423

		113,356

Health Care — 15.6%
ABIOMED*	8,145	535
Acadia Healthcare, Cl A*(A)	40,028	3,135
Accuray*(A)	154,700	1,043
Achillion Pharmaceuticals*	25,892	229
Acorda Therapeutics*	2,091	70
Addus HomeCare*	4,646	129
Advaxis*	1,364	28
Aerie Pharmaceuticals*	24,944	440
Affymetrix, Cl A*(A)	5,783	63
Agenus*(A)	45,934	396
Agios Pharmaceuticals*	2,616	291
Akorn*	39,376	1,719
Alder Biopharmaceuticals*	12,161	644
Alere*	4,500	237
Align Technology*	12,012	753

Description	Shares	Market Value ($ Thousands)
Almost Family*	1,194	$48
AMAG Pharmaceuticals*	18,694	1,291
Amedisys*	2,900	115
Amicus Therapeutics*	32,456	459
AMN Healthcare Services*	13,292	420
Amsurg*	38,900	2,721
Analogic	20,820	1,643
Angiodynamics*	84,679	1,389
ANI Pharmaceuticals*	570	35
Anika Therapeutics*	10,948	362
Anthera Pharmaceuticals*	10,258	88
Aratana Therapeutics*	20,524	310
Assembly Biosciences*	937	18
AtriCure*	13,446	331
BioDelivery Sciences International*	29,935	238
Bio-Rad Laboratories, Cl A*	2,337	352
BioSpecifics Technologies*	2,172	112
BioTelemetry*	1,953	18
Bluebird Bio*	2,031	342
Cambrex*	26,934	1,184
Cardiovascular Systems*	16,759	443
Catalyst Pharmaceuticals*	3,566	15
Celldex Therapeutics, Cl A*(A)	6,600	166
Cellular Biomedicine Group*	781	29
Cempra*	14,292	491
Centene*	9,115	733
Cepheid*	6,918	423
Charles River Laboratories International*	8,177	575
Chimerix*	6,547	302
Clovis Oncology*(A)	4,766	419
Community Health Systems*	24,100	1,518
Concert Pharmaceuticals*	2,830	42
Conmed	2,977	174
Corcept Therapeutics*	4,683	28
CorMedix*	13,354	52
Curis*	5,947	20
Cynosure, Cl A*	4,800	185
Depomed*	999	22
DexCom*	26,690	2,135
Dicerna Pharmaceuticals*	5,381	75
Diplomat Pharmacy*(A)	18,392	823
Durect*	10,921	26
Dyax*	31,510	835
Dynavax Technologies*(A)	17,724	415
Eagle Pharmaceuticals*	8,023	649
Emergent Biosolutions*	43,275	1,426
Enanta Pharmaceuticals*	3,024	136
Endologix*	29,549	453
Ensign Group	8,100	414
Esperion Therapeutics*	3,578	293
ExamWorks Group*	25,675	1,004
Five Prime Therapeutics*	13,441	334
Flexion Therapeutics*	2,911	64
Glaukos*	8,252	239
Globus Medical, Cl A*	32,844	843

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Greatbatch*	37,094	$2,000
GW Pharmaceuticals PLC ADR*(A)	3,063	376
Halozyme Therapeutics*(A)	21,444	484
Halyard Health*	18,915	766
Health Net, Cl A*	14,320	918
HealthSouth	52,696	2,427
HeartWare International*(A)	8,359	608
Heska*	485	15
Hill-Rom Holdings	5,908	321
ICON*	10,578	712
ICU Medical*	11,270	1,078
Idera Pharmaceuticals*(A)	9,282	34
Ignyta*	4,277	65
ImmunoGen*(A)	5,000	72
Impax Laboratories*	16,185	743
Inogen*	736	33
Insmed*	38,218	933
Integra LifeSciences Holdings*	37,400	2,520
Intersect ENT*	11,674	334
Intra-Cellular Therapies*	10,747	343
Invacare	800	17
IPC The Hospitalist*	7,421	411
Isis Pharmaceuticals*(A)	3,986	229
Jazz Pharmaceuticals*	3,400	599
K2M Group Holdings*	24,336	585
Karyopharm Therapeutics*(A)	9,675	263
Kite Pharma*(A)	7,267	443
KYTHERA Biopharmaceuticals*	5,681	428
Landauer	4,300	153
Lannett*(A)	4,880	290
LDR Holding*	48,079	2,079
LHC Group*	1,525	58
LifePoint Hospitals*	3,729	324
Ligand Pharmaceuticals*	10,558	1,065
Lion Biotechnologies*	1,617	15
Luminex*	8,800	152
Magellan Health*	10,291	721
Masimo*	8,269	320
Medidata Solutions*	5,752	312
Merge Healthcare*	24,315	117
Merit Medical Systems*	15,711	338
Merrimack Pharmaceuticals*(A)	25,967	321
Molina Healthcare*	25,200	1,772
Momenta Pharmaceuticals*	33,304	760
Natural Health Trends	4,007	166
Natus Medical*	10,338	440
Neovasc*	36,322	248
Neurocrine Biosciences*	19,557	934
Nevro*	16,878	907
NewLink Genetics*(A)	8,283	367
Novavax*(A)	40,196	448
NuVasive*	900	43
Ophthotech*	16,028	834

Description	Shares	Market Value ($ Thousands)
OraSure Technologies*	24,268	$131
Orexigen Therapeutics*	65,024	322
Orthofix International*	10,570	350
Otonomy*	9,607	221
Pernix Therapeutics Holdings*	10,894	65
PharMerica*	20,174	672
Phibro Animal Health, Cl A	600	23
POZEN*(A)	36,412	376
Premier, Cl A*	19,924	766
Prestige Brands Holdings, Cl A*	20,815	963
Progenics Pharmaceuticals*	47,316	353
PTC Therapeutics*	7,897	380
Puma Biotechnology*(A)	3,472	406
Radius Health*	4,003	271
RadNet*	13,600	91
Raptor Pharmaceutical*	2,555	40
Receptos*	5,430	1,032
Relypsa*	35,455	1,173
Repligen*	3,842	159
Repros Therapeutics*(A)	871	6
Retrophin*	12,278	407
Rockwell Medical*(A)	20,113	324
Sage Therapeutics*	9,623	702
Sangamo Biosciences*	28,677	318
SciClone Pharmaceuticals*	31,849	313
Sirona Dental Systems, Cl A*	7,856	789
Sorrento Therapeutics*	21,324	376
Spectranetics*	26,356	607
STERIS, Cl A (A)	11,199	722
Sucampo Pharmaceuticals, Cl A*	16,564	272
Supernus Pharmaceuticals*	26,808	455
Surgical Care Affiliates*	12,406	476
SurModics*	677	16
Symmetry Surgical*	5,175	45
Synergy Pharmaceuticals*(A)	46,362	385
Team Health Holdings*	19,167	1,252
TESARO*	11,296	664
Tetraphase Pharmaceuticals*	22,111	1,049
TG Therapeutics*(A)	19,887	330
TherapeuticsMD*	2,371	19
Thoratec*	1,100	49
Trevena*	2,637	17
Trinity Biotech ADR	50,300	908
Triple-S Management, Cl B*	11,015	283
Ultragenyx Pharmaceutical*	14,698	1,505
US Physical Therapy	6,548	359
WellCare Health Plans*	14,567	1,236
Xencor*	23,981	527
XenoPort*	19,874	122
Zafgen*	412	14
ZIOPHARM Oncology*(A)	27,957	336

		90,607

Industrials — 14.7%
AAR	15,278	487

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Acacia Research	122,500	$1,074
ACCO Brands*	228,109	1,772
Actuant, Cl A	88,056	2,033
Acuity Brands	2,173	391
Aegion, Cl A*	19,300	365
Aerojet Rocketdyne Holdings*	27,747	572
AGCO (A)	13,297	755
Air Transport Services Group*	48,600	510
Allied Motion Technologies	1,294	29
American Woodmark*	8,346	458
Apogee Enterprises	19,790	1,042
ARC Document Solutions*	38,400	292
Argan	8,692	350
Astronics, Cl B*	1,476	104
Astronics*	13,640	967
Atlas Air Worldwide Holdings*	34,900	1,918
Barnes Group	24,900	971
Beacon Roofing Supply*	17,849	593
Brady, Cl A	18,550	459
Builders FirstSource*	30,987	398
CAI International*	2,146	44
Carlisle	11,231	1,124
CEB	15,100	1,315
Celadon Group	16,500	341
CIRCOR International	13,160	717
Clarcor	14,490	902
Comfort Systems USA	15,211	349
Continental Building Products*	12,783	271
Covenant Transportation Group, Cl A*	18,806	471
CRA International*	432	12
Crane, Cl A	26,320	1,546
Curtiss-Wright	2,524	183
Deluxe	19,654	1,219
Ducommun*	15,962	410
DXP Enterprises*	18,470	859
Dycom Industries*	31,137	1,832
EMCOR Group	39,789	1,901
EnerSys	15,856	1,114
Engility Holdings	23,058	580
Ennis	1,830	34
Esterline Technologies*	8,211	783
Exponent	4,400	197
Forward Air	16,890	883
FreightCar America, Cl A	49,909	1,042
FTI Consulting*	1,900	78
G&K Services	7,200	498
Generac Holdings*(A)	16,200	644
Genesee & Wyoming, Cl A*	9,959	759
Global Brass & Copper Holdings	5,700	97
Global Power Equipment Group	32,800	255
GP Strategies*	2,343	78
GrafTech International*	61,800	307
Great Lakes Dredge & Dock*	206,500	1,231
Greenbrier (A)	8,892	416
H&E Equipment Services	50,545	1,010

Description	Shares	Market Value ($ Thousands)
Harsco	32,055	$529
Hawaiian Holdings*	26,658	633
Healthcare Services Group	30,215	999
Heidrick & Struggles International	3,325	87
Hexcel, Cl A	28,942	1,439
Hub Group, Cl A*	10,939	441
Huron Consulting Group*	12,740	893
Hyster-Yale Materials Handling	17,293	1,198
ICF International, Cl A*	9,400	328
IDEX	11,467	901
Insperity, Cl A	9,463	482
Interface, Cl A	56,666	1,419
John Bean Technologies, Cl A	10,319	388
KBR	18,100	353
Kelly Services, Cl A	23,000	353
Kennametal	34,500	1,177
Kirby*	10,168	780
Knight Transportation	20,726	554
Knoll, Cl B	12,935	324
Kratos Defense & Security Solutions*	2,220	14
LB Foster, Cl A	18,600	644
Lincoln Electric Holdings	13,430	818
Lindsay (A)	8,812	775
Lydall*	1,264	37
Marten Transport	1,470	32
Meritor*	66,057	867
Middleby*	10,737	1,205
Mobile Mini	18,839	792
Moog, Cl A*	5,229	369
MYR Group*	20,006	619
Navigant Consulting*	7,535	112
On Assignment*	499	19
Orion Marine Group*	41,400	299
PAM Transportation Services*	2,133	124
Patrick Industries*	11,151	424
Pitney Bowes	25,200	524
Primoris Services	116,838	2,313
Proto Labs*	945	64
Quality Distribution*	8,264	128
Rand Logistics*	30,500	99
RBC Bearings*	8,012	575
Regal-Beloit	11,130	808
Republic Airways Holdings*	9,400	87
Resources Connection	11,848	191
Rush Enterprises, Cl A*	25,751	675
Safe Bulkers (A)	30,155	97
Saia*	16,828	661
Scorpio Bulkers*(A)	37,100	60
Spirit AeroSystems Holdings, Cl A*	27,600	1,521
Spirit Airlines*	6,700	416
Standex International	10,811	864
Steelcase, Cl A	62,948	1,190
Swift Transportation, Cl A*	33,576	761
Titan Machinery*(A)	76,587	1,128
Trex*	4,778	236

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Triumph Group	47,610	$3,142
TrueBlue*	23,776	711
Tutor Perini*	41,500	896
Unifirst	1,792	200
United Rentals*	6,406	561
US Ecology	16,084	784
USA Truck*	1,906	41
USG*	37,677	1,047
Valmont Industries (A)	5,404	642
Viad	5,300	144
Wabash National*	51,659	648
Werner Enterprises	10,700	281
Wesco Aircraft Holdings*	149,500	2,265
WESCO International*	10,990	754
West	1,129	34
Woodward	15,695	863
XPO Logistics*(A)	8,245	372

		85,253

Information Technology — 18.8%
ACI Worldwide*	39,165	962
Advanced Energy Industries*	45,128	1,241
Alliance Fiber Optic Products	20,017	371
Ambarella*(A)	2,993	307
Amkor Technology*	18,817	112
Applied Micro Circuits*	69,985	472
Applied Optoelectronics*	17,696	307
Aspen Technology*	54,221	2,470
AVG Technologies*	15,776	429
Barracuda Networks*	6,466	256
Belden	11,656	947
Benchmark Electronics*	40,329	878
Black Box	44,600	892
Blackbaud, Cl A	36,262	2,065
Blackhawk Network Holdings, Cl A*	1,614	66
Brightcove*	4,764	33
BroadSoft*	9,770	338
Brooks Automation	62,629	717
Cabot Microelectronics*	5,300	250
CACI International, Cl A*	12,270	993
Calix*	25,403	193
Callidus Software*	80,056	1,247
Carbonite*	5,298	63
Cavium*	37,583	2,586
Checkpoint Systems	9,865	100
Ciber*	137,200	473
Ciena*(A)	31,994	758
Cimpress*	15,382	1,295
Cirrus Logic*	17,222	586
Cohu	1,061	14
CommScope Holding*	11,218	342
Computer Task Group	16,700	129
comScore*	3,340	178
Comtech Telecommunications	2,570	75
Comverse*	1,175	24

Description	Shares	Market Value ($ Thousands)
Constant Contact*	3,977	$114
Convergys	691	18
Cornerstone OnDemand*	28,531	993
CoStar Group*	4,708	947
Cray*	22,175	654
Dealertrack Technologies*	18,967	1,191
Demand Media*	2,066	13
Demandware*	24,163	1,718
DHI Group*	20,200	180
Digi International*	48,800	466
Diodes*	21,900	528
Dot Hill Systems*	50,750	311
DTS*	3,077	94
Ebix (A)	7,811	255
Echo Global Logistics*	9,781	319
Ellie Mae*	9,096	635
EMCORE*	3,823	23
Entegris*	121,412	1,769
Envestnet*	23,852	964
EPAM Systems*	6,000	427
EPIQ Systems	900	15
ePlus*	4,749	364
Euronet Worldwide*	38,310	2,364
Exar*	102,100	999
ExlService Holdings*	1,900	66
Extreme Networks*	140,500	378
Fabrinet*	12,963	243
Fair Isaac	4,524	411
Fairchild Semiconductor International*	52,634	915
Finisar*(A)	10,300	184
FleetMatics Group*	1,934	91
FormFactor*	50,991	469
Fortinet*	23,461	970
Gigamon*	19,624	647
Global Cash Access Holdings*	3,719	29
GrubHub*	16,000	545
Guidewire Software, Cl Z*(A)	37,923	2,007
Harmonic, Cl A*	4,764	33
HomeAway*	17,183	535
HubSpot*	7,952	394
II-VI*	2,119	40
Immersion*	28,223	358
Imperva*	6,847	464
Infinera*	54,553	1,144
Infoblox*	114,417	2,999
Inphi*	42,067	962
Insight Enterprises*	14,445	432
Integrated Device Technology*	38,766	841
Interactive Intelligence Group*	13,839	615
InterDigital	2,038	116
Intersil, Cl A	99,703	1,247
j2 Global	6,285	427
Lattice Semiconductor*	7,696	45
Littelfuse	10,446	991

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
LivePerson*	2,950	$29
LogMeIn*	4,604	297
Luxoft Holding, Cl A*	7,216	408
Manhattan Associates*	7,927	473
Marketo*	36,075	1,012
Mattson Technology*	6,956	23
MAXIMUS	29,375	1,931
MaxLinear, Cl A*	35,752	433
Mellanox Technologies*	11,360	552
Mentor Graphics	85,912	2,271
Methode Electronics	9,930	273
MicroStrategy, Cl A*	319	54
MoneyGram International*	9,024	83
Monolithic Power Systems	15,039	763
Monotype Imaging Holdings	13,300	321
Multi-Fineline Electronix*	1,192	26
NeoPhotonics*	32,288	295
NIC	2,400	44
Nimble Storage*(A)	34,764	976
OmniVision Technologies*	71,108	1,863
Open Text	8,400	340
Orbotech*	33,400	695
OSI Systems*	27,900	1,975
Pandora Media*	22,878	356
Paycom Software*	17,855	610
PDF Solutions*	6,328	101
Pericom Semiconductor, Cl A	13,536	178
Photronics*	85,793	816
Plantronics	9,300	524
Plexus*	22,449	985
Polycom*	18,000	206
Proofpoint*	26,459	1,685
PTC*	7,614	312
Q2 Holdings*	14,618	413
QAD, Cl A	13,629	360
Qlik Technologies*	43,483	1,520
QLogic*	101,835	1,445
Qorvo*	8,812	707
Qualys*	1,200	48
Quantum*	10,400	17
RealD*	10,712	132
Rofin-Sinar Technologies*	1,401	39
Rogers*	12,740	843
Rubicon Project*	4,775	71
Ruckus Wireless*	68,352	707
Rudolph Technologies*	23,292	280
Sanmina*	18,500	373
Science Applications International	7,982	422
ShoreTel*	7,588	51
Shutterstock*(A)	12,268	719
Sigma Designs*	42,822	511
Silicon Graphics International*	177,800	1,150
Silicon Laboratories*	58,574	3,164
SolarWinds*	21,498	992
Sonus Networks*	11,500	80

Description	Shares	Market Value ($ Thousands)
SPS Commerce*	26,747	$1,760
SS&C Technologies Holdings	16,257	1,016
Stamps.com*	7,178	528
Super Micro Computer*	6,552	194
SuperCom*	11,800	150
Sykes Enterprises*	13,874	336
Synaptics*	12,291	1,066
SYNNEX	9,927	726
Tableau Software, Cl A*	9,717	1,120
Take-Two Interactive Software, Cl A*	54,994	1,516
Tech Data*	17,546	1,010
Tessera Technologies	13,700	520
Tyler Technologies*	1,005	130
Ultimate Software Group*	6,462	1,062
Ultra Clean Holdings*	12,500	78
Ultratech*	18,600	345
Unisys*	31,193	624
United Online*	1,410	22
Universal Display*(A)	7,016	363
Vasco Data Security International*(A)	7,636	231
VeriFone Holdings*	15,370	522
Verint Systems*	8,314	505
Virtusa*	10,664	548
Vishay Intertechnology	50,562	590
WEX*	11,242	1,281
Xcerra*	78,933	597
XO Group*	6,879	112
Xoom*(A)	15,931	335
Zebra Technologies, Cl A*	8,093	899
Zix*	5,253	27

		109,295

Materials — 2.4%
American Vanguard, Cl B	23,900	330
Axiall	3,687	133
Balchem	10,880	606
Berry Plastics Group*	18,912	613
Boise Cascade*	20,090	737
Carpenter Technology	9,500	367
Century Aluminum*	8,796	92
Chemtura*	28,740	814
Core Molding Technologies*	1,566	36
Cytec Industries	5,262	318
Ferro*	17,681	297
FutureFuel	3,700	48
Globe Specialty Metals	26,126	462
Gold Resource (A)	39,904	110
H.B. Fuller	22,181	901
Handy & Harman*	595	21
Headwaters, Cl A*	48,225	879
Innophos Holdings	4,000	211
Innospec	300	13
Kaiser Aluminum	7,103	590
KMG Chemicals	869	22
Louisiana-Pacific*	31,524	537

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
LSB Industries*	27,183	$1,110
Novagold Resources*	68,400	234
Owens-Illinois*	13,100	300
PolyOne	31,127	1,219
Quaker Chemical	9,599	853
Schulman A	3,801	166
Sensient Technologies	4,536	310
Stillwater Mining*	35,825	415
Summit Materials, Cl A*	20,742	529
US Concrete*	10,724	406

		13,679

Telecommunication Services — 0.3%
IDT, Cl B	6,976	126
Inteliquent	19,700	363
magicJack VocalTec*(A)	2,334	17
RingCentral, Cl A*	69,116	1,278
Straight Path Communications*	878	29

		1,813

Utilities — 1.8%
ALLETE	40,798	1,893
American States Water	1,800	67
Cadiz*(A)	47,000	409
California Water Service Group, Cl A	1,900	43
Chesapeake Utilities	9,400	506
Cleco	3,664	197
Dynegy, Cl A*	18,895	553
Empire District Electric	19,609	428
Idacorp, Cl A	3,355	188
New Jersey Resources	9,781	270
NorthWestern	18,775	915
ONE Gas	4,508	192
Otter Tail	3,015	80
Piedmont Natural Gas	11,900	420
PNM Resources	66,946	1,647
Portland General Electric	10,500	348
South Jersey Industries, Cl A	26,740	661
Southwest Gas	2,000	107
Talen Energy*	33,014	567
UIL Holdings	9,800	449
Vivint Solar*(A)	24,195	294
WGL Holdings	5,938	322

		10,556

Total Common Stock (Cost $459,381) ($ Thousands)		541,758

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth ETF (A)	10,965	1,695

Total Exchange Traded Fund (Cost $1,580) ($ Thousands)		1,695

Description	Shares	Market Value ($ Thousands)

	Number Of Rights

RIGHTS — 0.0%
United States — 0.0%
Allos Therapeutics*	45,500	—
Furiex Pharmaceuticals – CVR*	300	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 7.1%
SEI Liquidity Fund, L.P.
0.050%**†† (C)	41,447,439	$41,447

Total Affiliated Partnership (Cost $41,447) ($ Thousands)		41,447

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	35,891,564	35,892

Total Cash Equivalent (Cost $35,892) ($ Thousands)		35,892

	Face Amount ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills
0.110%, 02/04/2016 (D)(E)	$901	900

Total U.S. Treasury Obligation (Cost $900) ($ Thousands)		900

Total Investments — 107.2% (Cost $539,200) ($ Thousands) ‡‡		$621,692

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	165	Sep-2015	$(184)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $580,130 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

‡‡	Investment in Affiliated Security

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $40,538 ($ Thousands)

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $41,447 ($Thousands).

(D)	The rate reported is the effective yield at the time of purchase.

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (UNAUDITED)

Small Cap Fund

June 30, 2015

ADR	— American Depositary Receipt

Cl	— Class

CVR	— Contingent Value Rights

ETF	— Exchange Traded Fund

L.P.	— Limited Partnership

PLC	— Public Limited Company

‡‡	At June 30, 2015 the tax basis cost of the Fund’s investments was $539,200 ($ Thousands), and the unrealized appreciation and depreciation were $95,332 ($ Thousands) and ($12,840) ($ Thousands) respectively

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$541,758	$—	$—	$541,758
Exchange Traded Fund	1,695	—	—	1,695
Affiliated Partnership	—	41,447	—	41,447
Cash Equivalent	35,892	—	—	35,892
U.S. Treasury Obligation	—	900	—	900
Rights	—	—	—	—

Total Investments in Securities	$579,345	$42,347	$—	$621,692

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(184)	$—	$—	$(184)

Total Other Financial Instruments	$(184)	$—	$—	$(184)

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.3% ‡

Consumer Discretionary — 10.6%
AMC Entertainment Holdings, Cl A	27,075	$831
American Axle & Manufacturing Holdings*	33,900	709
American Eagle Outfitters	33,907	584
Arctic Cat	19,523	648
Big 5 Sporting Goods	14,100	200
Big Lots	10,300	463
Boot Barn Holdings*	31,195	998
Bravo Brio Restaurant Group*	28,700	389
Brinker International	7,500	432
Brunswick	12,510	636
Cabela’s*(A)	8,142	407
Callaway Golf (A)	87,614	783
Carmike Cinemas*	26,000	690
Children’s Place	13,075	855
Cooper-Standard Holding*	4,700	289
Core-Mark Holding, Cl A	15,760	934
CROCS*	26,000	382
CSS Industries	24,100	729
Dana Holding	52,650	1,083
Destination XL Group*	33,100	166
Dorman Products*(A)	12,468	594
Ethan Allen Interiors	28,514	751
EW Scripps, Cl A	5,278	121
Express*	59,513	1,078
Finish Line, Cl A	21,700	604
Fred’s, Cl A	10,100	195
GameStop, Cl A (A)	10,900	468
Genesco*	8,580	566
Gentherm*	14,420	792
Group 1 Automotive	7,700	699
Haverty Furniture	9,400	203
Hyatt Hotels, Cl A*	550	31
Journal Media Group	1,988	16
K12*	42,200	534
Krispy Kreme Doughnuts*	56,297	1,084
La Quinta Holdings*	44,862	1,025
La-Z-Boy, Cl Z	35,215	928
Libbey	29,800	1,232
Marriott Vacations Worldwide	12,300	1,128
Matthews International, Cl A	31,761	1,688
MDC Partners, Cl A	68,300	1,345
Men’s Wearhouse	8,438	541
Meredith	14,185	740
NACCO Industries, Cl A	1,400	85
Noodles, Cl A*(A)	11,600	169
Outerwall (A)	4,600	350
Oxford Industries, Cl A	3,391	297
Penn National Gaming*	55,560	1,020
Pier 1 Imports	26,027	329

Description	Shares	Market Value ($ Thousands)
Pool	14,200	$997
Rent-A-Center	22,000	624
Ryland Group	32,490	1,507
Scientific Games, Cl A*(A)	19,670	306
Select Comfort*	10,764	324
Shoe Carnival	7,700	222
Smith & Wesson Holding*	34,100	566
Stage Stores	21,300	373
Standard Motor Products	8,000	281
Starwood Hotels & Resorts Worldwide	600	49
Steven Madden*	10,461	448
Stoneridge*	23,900	280
Texas Roadhouse, Cl A	25,435	952
TRI Pointe Homes*	6,500	99
Tribune Publishing	26,100	406
Universal Electronics*	14,615	728
Vail Resorts	8,103	885
Vista Outdoor*	22,430	1,007
Vitamin Shoppe*	2,000	75
Wolverine World Wide	26,410	752

		41,702

Consumer Staples — 2.6%
Casey’s General Stores	3,042	291
Darling Ingredients*	85,548	1,254
Fresh Del Monte Produce	19,500	754
Ingles Markets, Cl A	19,800	946
J&J Snack Foods	8,510	942
Landec*	74,500	1,075
Roundy’s*(A)	22,600	73
Snyder’s-Lance	33,144	1,070
SpartanNash	63,505	2,067
TreeHouse Foods*	5,281	428
Universal (A)	21,900	1,255
Weis Markets	4,700	198

		10,353

Energy — 5.6%
Alon USA Energy (A)	25,100	474
Approach Resources, Cl A*(A)	184,200	1,262
Bill Barrett*(A)	188,300	1,617
Bonanza Creek Energy*	30,860	563
Bristow Group	8,000	426
Carrizo Oil & Gas*	25,006	1,231
Dawson Geophysical*	8,812	41
DHT Holdings	54,800	426
Diamondback Energy, Cl A*	5,030	379
Energy XXI (A)	30,252	79
Exterran Holdings	23,515	768
GasLog	30,200	602
Green Plains	18,900	521
Gulfport Energy*	14,800	596
Helix Energy Solutions Group*	41,520	524

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Hercules Offshore*(A)	197,200	$46
Matrix Service*	21,200	388
McDermott International*(A)	16,409	88
Memorial Resource Development*	43,786	831
Navigator Holdings*	34,000	644
Newpark Resources, Cl A*	37,200	302
Northern Oil And Gas*(A)	36,400	246
Oasis Petroleum*	14,639	232
Oil States International*	17,155	639
Pacific Ethanol*(A)	54,000	557
Parker Drilling*	90,900	302
Patterson-UTI Energy	10,570	199
PBF Energy, Cl A	23,900	679
PDC Energy, Cl A*	11,290	606
Rex Energy*(A)	31,410	176
Ring Energy*	42,338	474
Rosetta Resources*	6,268	145
Scorpio Tankers (A)	176,800	1,784
StealthGas*	82,900	560
Superior Energy Services	57,070	1,201
TETRA Technologies*	217,898	1,390
Unit*	10,900	296
VAALCO Energy*	7,000	15
Warren Resources*(A)	117,300	54
Westmoreland Coal*	25,800	536

		21,899

Financials — 36.5%
1st Source	23,100	788
Acadia Realty Trust †	30,830	897
Agree Realty †	8,280	241
Alexandria Real Estate Equities †	950	83
American Assets Trust †	26,980	1,058
American Campus Communities †	19,875	749
American Equity Investment Life Holding	14,700	397
American National Bankshares	50	1
Ameris Bancorp	3,644	92
Ames National, Cl B	150	4
AmTrust Financial Services (A)	5,600	367
Anchor BanCorp Wisconsin*	1,300	49
Anworth Mortgage Asset †	61,400	303
Apartment Investment & Management, Cl A †	2,403	89
Arrow Financial	2,268	61
Ashford*	708	62
Ashford Hospitality Prime †	3,860	58
Ashford Hospitality Trust †	61,600	521
Aspen Insurance Holdings	9,700	465
AvalonBay Communities †	869	139
BancFirst	2,100	137
Banco Latinoamericano de Exportaciones, Cl E	30,550	983
Bancorpsouth, Cl A (A)	8,150	210
Bank of Marin Bancorp	900	46

Description	Shares	Market Value ($ Thousands)
Bank of the Ozarks (A)	27,015	$1,236
BankFinancial	2,550	30
BankUnited	8,358	300
Banner	4,450	213
BBCN Bancorp	14,950	221
Beneficial Bancorp*	6,974	87
Berkshire Hills Bancorp	34,530	983
BioMed Realty Trust †	4,850	94
BlackRock Capital Investment (A)	52,500	480
Blackstone Mortgage Trust, Cl A †	37,619	1,047
BNC Bancorp	4,450	86
Boston Private Financial Holdings	59,831	802
Boston Properties †	685	83
Brandywine Realty Trust †	110,690	1,470
Brixmor Property Group †	2,400	55
Brookline Bancorp, Cl A	17,050	192
Camden National	12,600	488
Camden Property Trust †	500	37
Capitol Federal Financial	85,115	1,025
Capstead Mortgage † (A)	30,900	343
Cardinal Financial	6,100	133
Cascade Bancorp*	78,225	405
CatchMark Timber Trust, Cl A †	95,300	1,103
Cathay General Bancorp	3,950	128
CBL & Associates Properties †	28,700	465
Cedar Realty Trust †	143,700	920
CenterState Banks	4,600	62
Central Pacific Financial	57,100	1,356
Chatham Lodging Trust †	24,600	651
Chemical Financial	4,200	139
Chesapeake Lodging Trust †	23,685	722
Citizens & Northern	1,500	31
City Holding	3,400	167
CNB Financial	2,700	50
CNO Financial Group	162,615	2,984
CoBiz Financial	68,872	900
Columbia Banking System	34,560	1,125
Columbia Property Trust †	1,250	31
Community Bank System	1,450	55
Community Trust Bancorp	14,480	505
Corporate Office Properties Trust †	24,558	578
CubeSmart †	3,400	79
Customers Bancorp*	53,900	1,449
CVB Financial	2,500	44
CYS Investments †	21,700	168
DCT Industrial Trust †	26,345	828
DDR †	3,550	55
Dime Community Bancshares	3,800	64
Douglas Emmett †	33,455	901
Duke Realty †	3,030	56
DuPont Fabros Technology †	23,300	686
Dynex Capital †	37,400	285

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Eagle Bancorp*	49,170	$2,162
EastGroup Properties †	8,880	499
Education Realty Trust †	43,713	1,371
Employers Holdings	68,712	1,565
Endurance Specialty Holdings	13,028	856
Enterprise Bancorp	900	21
Enterprise Financial Services	3,150	72
EPR Properties, Cl A †	14,310	784
Equity Commonwealth*†	46,200	1,186
Equity LifeStyle Properties †	700	37
Equity One, Cl A †	18,208	425
Equity Residential †	2,000	140
Essex Property Trust †	259	55
EverBank Financial, Cl A	67,080	1,318
Evercore Partners, Cl A	20,135	1,086
Extra Space Storage †	600	39
Ezcorp, Cl A*	11,400	85
Farmers Capital Bank*	1,450	41
FBR	36,100	835
Federal Agricultural Mortgage, Cl C	14,900	433
Federated Investors, Cl B (A)	9,792	328
FelCor Lodging Trust †	94,500	934
Fidelity & Guaranty Life	54,000	1,276
Fidelity Southern	4,412	77
Financial Institutions	2,300	57
First American Financial	22,100	822
First Bancorp	4,050	68
First BanCorp Puerto Rico*	30,800	148
First Busey	12,100	79
First Business Financial Services	1,100	52
First Citizens BancShares, Cl A	1,250	329
First Commonwealth Financial	78,200	750
First Community Bancshares	24,445	445
First Defiance Financial	2,800	105
First Financial	2,650	95
First Horizon National	48,778	764
First Interstate BancSystem, Cl A	22,450	623
First Merchants	9,650	238
First Midwest Bancorp	13,550	257
First NBC Bank Holding*	7,839	282
FirstMerit, Cl A	10,305	215
Flagstar Bancorp*	8,150	151
Flushing Financial	46,475	976
FNB	19,650	281
FNFV Group*	52,100	802
Forest City Enterprises, Cl A*	29,650	655
Franklin Street Properties †	57,000	645
Fulton Financial	152,450	1,991
General Growth Properties †	2,782	71
GEO Group †	50,800	1,735
German American Bancorp	2,200	65
Glacier Bancorp, Cl A	38,850	1,143

Description	Shares	Market Value ($ Thousands)
Gladstone Commercial †	20,500	$339
Gramercy Property Trust †	39,275	918
Great Southern Bancorp	2,700	114
Great Western Bancorp	8,350	201
Green Bancorp*	4,000	61
Guaranty Bancorp	3,100	51
Hancock Holding, Cl A	30,071	960
Hanmi Financial	2,200	55
Hanover Insurance Group, Cl A	58,717	4,347
Hatteras Financial †	31,900	520
HCP †	2,012	73
Health Care †	1,980	130
Heartland Financial USA	4,750	177
Hercules Technology Growth Capital, Cl A	24,200	280
Heritage Commerce	2,800	27
Heritage Financial	5,950	106
Heritage Oaks Bancorp	1,650	13
Hersha Hospitality Trust, Cl A †	14,325	367
Highwoods Properties †	40,575	1,621
Hilltop Holdings*	7,900	190
Hingham Institution for Savings*	150	17
Home BancShares	35,195	1,287
Home Loan Servicing Solutions	20,000	14
Horace Mann Educators, Cl A	34,087	1,240
Horizon Bancorp	1,925	48
Hospitality Properties Trust †	12,900	372
Host Hotels & Resorts †	4,206	83
IBERIABANK	40,198	2,743
Independent Bank	150	2
Infinity Property & Casualty	8,921	677
Inland Real Estate †	17,700	167
International Bancshares	31,855	856
Investors Bancorp	172,655	2,124
Janus Capital Group	18,000	308
Kemper, Cl A	32,900	1,268
Kennedy-Wilson Holdings	45,700	1,124
Kimco Realty †	2,550	57
Kite Realty Group Trust †	1,800	44
Ladder Capital, Cl A †	800	14
Lakeland Bancorp	950	11
Lakeland Financial	3,450	150
LaSalle Hotel Properties †	24,955	885
LegacyTexas Financial Group	800	24
Lexington Realty Trust †	34,861	296
Liberty Property Trust †	1,250	40
Macerich †	1,361	101
Maiden Holdings	97,800	1,543
MainSource Financial Group	50,050	1,099
MB Financial	22,462	774
Medical Properties Trust †	53,550	702
Meridian Bancorp*	70,200	941
Meta Financial Group	3,050	131

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Metro Bancorp	2,650	$69
MFA Financial †	45,000	333
MGIC Investment*	13,850	158
Mid-America Apartment Communities †	450	33
MidSouth Bancorp	3,750	57
MidWestOne Financial Group	1,250	41
Montpelier Re Holdings	19,300	762
Mortgage Investment Trust †	16,600	287
National Bank Holdings, Cl A	20,035	417
National Bankshares, Cl A	1,000	29
National Health Investors †	13,310	829
National Penn Bancshares	99,346	1,121
NBT Bancorp	5,700	149
Nelnet, Cl A	23,100	1,000
Northfield Bancorp	65,987	993
Northrim BanCorp (A)	1,550	40
Northwest Bancshares	13,575	174
OceanFirst Financial	29,750	555
OFG Bancorp	40,550	433
Old National Bancorp, Cl A	53,850	779
Old Second Bancorp*	2,700	18
Oppenheimer Holdings, Cl A	11,000	289
Pacific Continental	4,200	57
Pacific Premier Bancorp*	1,500	25
PacWest Bancorp	38,213	1,787
Palmetto Bancshares	650	13
Paramount Group †	1,800	31
Pebblebrook Hotel Trust †	26,114	1,120
Pennsylvania Real Estate Investment Trust †	26,400	563
PennyMac Financial Services, Cl A*	2,950	53
PennyMac Mortgage Investment Trust †	18,700	326
Peoples Financial Services	100	4
Piedmont Office Realty Trust, Cl A †	2,000	35
Pinnacle Financial Partners	550	30
Popular*	66,500	1,919
Preferred Bank	3,450	104
PrivateBancorp, Cl A	30,330	1,208
ProLogis †	4,139	154
Prosperity Bancshares	8,650	499
Provident Financial Services	11,850	225
Public Storage †	757	140
QTS Realty Trust*	22,790	831
Radian Group	67,100	1,259
RAIT Financial Trust †	9,799	60
Regency Centers †	681	40
Renasant	22,225	725
Republic Bancorp, Cl A	20,200	519
Retail Opportunity Investments †	1,900	30
RLJ Lodging Trust †	1,600	48
Rouse Properties †	46,100	754
S&T Bancorp	16,900	500
Safeguard Scientifics*	35,242	686

Description	Shares	Market Value ($ Thousands)
Select Income †	35,300	$729
Selective Insurance Group	26,805	752
Senior Housing Properties Trust †	2,900	51
ServisFirst Bancshares	2,500	94
Sierra Bancorp	1,750	30
Simmons First National, Cl A	100	5
Simon Property Group †	1,494	258
SL Green Realty †	492	54
South State	3,716	282
StanCorp Financial Group	20,430	1,545
Starwood Waypoint Residential Trust †	24,100	573
State Bank Financial	63,300	1,374
Sterling Bancorp	63,658	936
Stifel Financial*	12,440	718
Stock Yards Bancorp	3,050	115
Summit Hotel Properties †	51,200	666
Sunstone Hotel Investors †	31,916	479
Susquehanna Bancshares	19,302	273
Symetra Financial	33,900	819
Taubman Centers †	850	59
TCF Financial	88,941	1,477
Territorial Bancorp	1,550	38
Texas Capital Bancshares*	1,200	75
THL Credit	25,600	296
Tompkins Financial	12,900	693
TowneBank	5,800	94
TriCo Bancshares	550	13
TriState Capital Holdings*	5,000	65
Triumph Bancorp*	4,100	54
Trustmark	11,100	277
Two Harbors Investment †	38,300	373
UDR †	2,500	80
UMB Financial	2,450	140
Umpqua Holdings	13,474	242
Union Bankshares	23,100	537
United Bankshares (A)	3,020	122
United Community Banks	68,100	1,421
Univest Corp of Pennsylvania	4,050	82
Validus Holdings	25,643	1,128
Valley National Bancorp	8,550	88
Ventas †	1,419	88
Vornado Realty Trust †	900	85
Walker & Dunlop*	1,000	27
Washington Federal	12,700	297
Webster Financial	44,115	1,745
WesBanco	14,200	483
West Bancorporation	2,300	46
Western Alliance Bancorp*	66,665	2,251
Western Asset Mortgage Capital † (A)	24,400	360
Wilshire Bancorp	17,800	225
Winthrop Realty Trust †	36,100	547
Wintrust Financial	27,115	1,447

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
World Acceptance*(A)	5,149	$317
WSFS Financial	39,480	1,080
Yadkin Financial*	75,525	1,582

		143,356

Health Care — 5.7%
Accuray*(A)	219,100	1,477
Air Methods*	17,000	703
Alere*	6,400	338
Amsurg*	33,219	2,324
AngioDynamics*	44,140	724
Bio-Reference Laboratories*	7,100	293
Charles River Laboratories International*	10,203	718
Chemed	2,400	315
Conmed	17,730	1,033
Emergent BioSolutions*	32,590	1,074
Exactech*	12,600	262
Globus Medical, Cl A*	35,695	916
Greatbatch*	35,185	1,897
Halyard Health*	20,980	850
HealthSouth	36,051	1,660
Landauer	6,200	221
Ligand Pharmaceuticals*	8,720	880
Magellan Health*	8,325	583
PDL BioPharma (A)	48,900	314
PerkinElmer	13,265	698
PharMerica*	9,900	330
PhotoMedex*(A)	18,900	26
POZEN*(A)	22,000	227
Prestige Brands Holdings, Cl A*	23,090	1,068
SciClone Pharmaceuticals*	42,500	417
Select Medical Holdings	68,400	1,108
Symmetry Surgical*	7,850	68
Teleflex (A)	3,835	519
Trinity Biotech ADR	71,000	1,282

		22,325

Industrials — 16.0%
AAR	20,200	644
ACCO Brands*	62,600	486
Actuant, Cl A	15,346	354
Aegion, Cl A*	27,600	523
Air Transport Services Group*	54,200	568
Aircastle	39,500	895
Alamo Group	6,300	344
Alaska Air Group	10,900	702
Altra Industrial Motion	11,963	325
American Railcar Industries (A)	5,800	282
Ampco-Pittsburgh	7,500	113
Apogee Enterprises	15,740	829
ARC Document Solutions*	54,400	414
ArcBest	9,200	293
Astronics*	9,540	676

Description	Shares	Market Value ($ Thousands)
Astronics, Cl B*	940	$66
Atlas Air Worldwide Holdings*	8,000	440
Barnes Group	51,340	2,002
Brink’s	3,200	94
Celadon Group	23,300	482
CIRCOR International	25,400	1,385
Clarcor	16,075	1,001
Clean Harbors*	13,447	723
Curtiss-Wright	20,538	1,488
Deluxe	10,200	632
EMCOR Group	33,156	1,584
EnPro Industries	11,203	641
Essendant	6,500	255
Esterline Technologies*	9,210	878
Forward Air	18,735	979
FreightCar America, Cl A	64,300	1,343
FTI Consulting*	2,600	107
G&K Services	22,779	1,575
Generac Holdings*(A)	49,302	1,960
Global Power Equipment Group	46,400	360
GrafTech International*	87,500	434
Great Lakes Dredge & Dock*	291,300	1,736
Hawaiian Holdings*	40,500	962
Healthcare Services Group	33,520	1,108
Hexcel, Cl A	10,832	539
Huron Consulting Group*	27,583	1,933
Hyster-Yale Materials Handling	11,000	762
ICF International, Cl A*	13,300	464
Interface, Cl A	89,306	2,237
ITT	17,168	718
JetBlue Airways*	43,700	907
Kadant	34,025	1,606
KAR Auction Services	11,258	421
KBR	25,600	499
Korn/Ferry International	14,427	502
LB Foster, Cl A	5,700	197
Lydall*	15,901	470
Matson	12,415	522
Meritor*	40,300	529
Moog, Cl A*	10,159	718
MYR Group*	6,600	204
Navigant Consulting*	12,700	189
Northwest Pipe*	21,895	446
Orbital ATK	4,500	330
Orion Marine Group*	80,559	582
Pitney Bowes	35,600	741
Primoris Services	37,500	742
Proto Labs*	1,050	71
Quad	18,500	342
Rand Logistics*	51,100	166
Regal Beloit	22,470	1,631
Republic Airways Holdings*(A)	35,200	323

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
RR Donnelley & Sons	18,986	$331
Safe Bulkers (A)	6,100	20
Scorpio Bulkers*(A)	52,400	85
Skywest	27,200	409
Spirit Airlines*	9,400	584
Standex International	17,300	1,383
Swift Transportation, Cl A*	15,365	348
TAL International Group (A)	10,400	329
Team*	10,928	440
Teledyne Technologies*	3,733	394
Terex	8,893	207
Tetra Tech	21,859	561
Textainer Group Holdings	8,400	218
Titan Machinery*(A)	25,300	373
Toro	12,190	826
TriMas*	31,386	929
Triumph Group	31,168	2,057
Tutor Perini*	76,500	1,651
VSE	5,200	278
Wabash National*	26,100	327
Watts Water Technologies, Cl A	9,219	478
Werner Enterprises	15,100	396
WESCO International*(A)	12,190	837
Woodward	17,410	957

		62,892

Information Technology — 10.7%
ACI Worldwide*	43,450	1,068
Acxiom*	58,621	1,031
Advanced Energy Industries*	29,030	798
Amkor Technology*	76,200	456
Applied Micro Circuits*	37,900	256
Atmel	79,185	780
Belden	11,870	964
Benchmark Electronics*	30,800	671
Black Box	12,300	246
Blackbaud, Cl A	19,355	1,102
Booz Allen Hamilton Holding, Cl A	20,330	513
BroadSoft*	19,569	677
CACI International, Cl A*	11,840	958
Cadence Design Systems*	79,949	1,572
Ciber*	193,600	668
Coherent*	6,093	387
Computer Task Group	24,800	191
Convergys	23,320	594
Cray*	24,600	726
CSG Systems International	25,600	811
Diebold	10,743	376
Digi International*	68,900	658
Diodes*	15,900	383
Dot Hill Systems*	63,000	385
Entegris*	62,670	913
Euronet Worldwide*	12,810	790

Description	Shares	Market Value ($ Thousands)
EVERTEC	27,260	$579
Exar*	142,900	1,397
ExlService Holdings*	17,412	602
Extreme Networks*	117,400	316
Fair Isaac	6,029	547
Finisar*(A)	14,500	259
Heartland Payment Systems	9,480	512
Infinera*	42,695	896
Inphi*	71,220	1,628
Insight Enterprises*	27,600	825
Integrated Silicon Solution	15,700	348
Intralinks Holdings, Cl A*	51,530	614
Ixia*	36,344	452
j2 Global	13,765	935
Kulicke & Soffa Industries*	29,000	340
Mentor Graphics	56,305	1,488
MKS Instruments	15,487	588
MoneyGram International*	26,500	244
Multi-Fineline Electronix*	3,600	79
NETGEAR*	21,800	654
Photronics*	28,300	269
Plantronics	12,700	715
Polycom*	25,500	292
PTC*	21,220	870
QAD, Cl A	18,400	486
QLogic*	46,700	663
Rogers*	12,945	856
Sanmina*	27,400	552
Semtech*	28,132	558
Solera Holdings	12,909	575
SuperCom*	16,700	212
SYNNEX	7,300	534
Take-Two Interactive Software, Cl A*	36,315	1,001
Tech Data*	9,100	524
TeleCommunication Systems, Cl A*	47,000	156
TeleTech Holdings	12,100	328
TESSCO Technologies	6,000	119
Ultratech*	26,300	488
Virtusa*	10,380	534
Xcerra*	86,500	655
Zebra Technologies, Cl A*	3,851	428

		42,092

Materials — 3.5%
Allegheny Technologies	27,537	832
Balchem	12,070	673
Cabot	25,590	954
Carpenter Technology	13,500	522
Chemtura*	30,810	872
Cytec Industries	6,570	398
Domtar	7,700	319
Glatfelter	14,800	325
Headwaters, Cl A*	53,050	967

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Huntsman	21,700	$479
Innophos Holdings	9,264	488
Innospec	7,300	329
Kaiser Aluminum	5,300	440
LSB Industries*	7,600	310
Minerals Technologies	13,460	917
Neenah Paper, Cl A	5,700	336
Novagold Resources*	96,500	330
Olin (A)	3,900	105
PolyOne	24,305	952
Schweitzer-Mauduit International	10,400	415
Sensient Technologies	22,987	1,571
Silgan Holdings	20,685	1,091

		13,625

Telecommunication Services — 0.5%
Cogent Communications Holdings	10,980	371
Inteliquent	29,000	534
Iridium Communications*(A)	76,700	697
Spok Holdings	18,200	307

		1,909

Utilities — 3.6%
ALLETE	38,210	1,773
Avista	28,900	886
Cadiz*(A)	66,400	577
Chesapeake Utilities	13,300	716
Empire District Electric	16,700	364
Great Plains Energy	38,633	933
Idacorp, Cl A	6,990	392
NorthWestern	5,613	273
Piedmont Natural Gas	16,900	597
PNM Resources	82,110	2,020
Portland General Electric	100,053	3,318
South Jersey Industries, Cl A	25,515	631
Southwest Gas	17,790	947
UIL Holdings	13,900	637

		14,064

Total Common Stock (Cost $324,725) ($ Thousands)		374,217

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 ETF (A)	8,250	1,030

Total Exchange Traded Fund (Cost $625) ($ Thousands)		1,030

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P.
0.050%**†† (B)	19,785,099	19,785

Total Affiliated Partnership (Cost $19,785) ($ Thousands)		19,785

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 4.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	17,104,266	$17,104

Total Cash Equivalent (Cost $17,104) ($ Thousands)		17,104

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.114%, 02/04/2016	$437	437

Total U.S. Treasury Obligation (Cost $437) ($ Thousands)		437

Total Investments — 105.1% (Cost $362,676) ($ Thousands) ‡		$412,573

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	77	Sep-2015	$(88)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $392,581 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $19,066 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $19,785 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $362,676 ($ Thousands), and the unrealized appreciation and depreciation were $65,667 ($ Thousands) and ($15,770) ($ Thousands) respectively.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$374,217	$—	$—	$374,217
Exchange Traded Fund	1,030	—	—	1,030
Affiliated Partnership	—	19,785	—	19,785
Cash Equivalent	17,104	—	—	17,104
U.S. Treasury Obligation	—	437	—	437

Total Investments in Securities	$392,351	$20,222	$—	$412,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(88)	$—	$—	$(88)

Total Other Financial Instruments	$(88)	$—	$—	$(88)

*	Futures contracts are valued at unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%

Consumer Discretionary — 17.3%
2U*	81,661	$2,629
Arctic Cat	16,142	536
Asbury Automotive Group*	1,400	127
Ascena Retail Group*	22,250	371
Bloomin’ Brands	9,440	202
Boot Barn Holdings*	64,039	2,049
Boyd Gaming*	20,901	312
Bravo Brio Restaurant Group*	6,600	89
Bright Horizons Family Solutions*	14,423	834
Brunswick	11,517	586
Buffalo Wild Wings*	2,783	436
Build-A-Bear Workshop*	7,900	126
Burlington Stores*	22,365	1,145
Caleres	8,669	276
Callaway Golf	37,467	335
Capella Education	11,144	598
Cato, Cl A	5,400	209
Chuy’s Holdings*(A)	40,382	1,082
ClubCorp Holdings	15,197	363
Container Store Group*(A)	25,453	429
Cooper Tire & Rubber	8,815	298
Core-Mark Holding, Cl A	1,978	117
Cracker Barrel Old Country Store	300	45
Dave & Buster’s Entertainment*	8,217	297
DavidsTea*	4,147	89
Del Frisco’s Restaurant Group*	62,448	1,163
Del Taco Restaurants*	18,450	281
Denny’s, Cl A*	14,600	170
Destination Maternity	1,755	20
Diamond Resorts International*	32,956	1,040
DineEquity	1,000	99
Dorman Products*(A)	30,965	1,476
Drew Industries	4,800	278
Entravision Communications, Cl A	30,000	247
Express*	21,217	384
Fenix Parts*(A)	52,686	528
Fiesta Restaurant Group*	22,965	1,148
Five Below*(A)	84,884	3,355
Fogo De Chao*	6,698	155
Francesca’s Holdings*	17,658	238
G-III Apparel Group*	5,605	394
Grand Canyon Education*	29,279	1,241
Gray Television*	21,768	341
Helen of Troy*	200	20
hhgregg, Cl A*(A)	8,970	30
Hibbett Sports*(A)	30,946	1,441
HSN, Cl A	1,800	126
IMAX*	23,350	940
Jack in the Box	18,479	1,629
K12*	12,200	154

Description	Shares	Market Value ($ Thousands)
Kate Spade*	18,221	$393
Kirkland’s	10,223	285
La-Z-Boy, Cl Z	10,418	274
Libbey	6,738	279
Lithia Motors, Cl A	12,030	1,361
Loral Space & Communications*	5,613	354
Malibu Boats, Cl A*	59,388	1,193
Men’s Wearhouse	15,304	981
Monro Muffler	12,348	768
Movado Group	8,300	225
National CineMedia	149,064	2,379
Nautilus*	16,875	363
Orbitz Worldwide*	1,263	15
Overstock.com*	12,080	272
Oxford Industries, Cl A	3,175	278
Papa Murphy’s Holdings*(A)	29,345	608
Penske Auto Group, Cl A	9,605	501
PetMed Express (A)	6,659	115
Pier 1 Imports	2,612	33
Pool	27,777	1,949
Red Robin Gourmet Burgers*	11,505	987
Rentrak*(A)	9,205	643
Restoration Hardware Holdings*	10,439	1,019
Ruth’s Chris Steak House	35,792	577
Select Comfort*	6,000	180
ServiceMaster Global Holdings*	53,614	1,939
Shutterfly*	14,853	710
Six Flags Entertainment	5,366	241
Skechers U.S.A., Cl A*	8,917	979
Sonic	8,073	233
Sportsman’s Warehouse Holdings*(A)	55,593	632
Steven Madden*	26,935	1,152
Stoneridge*	9,623	113
Strayer Education*	2,000	86
TAL Education Group ADR*	16,165	571
Tempur-Pedic International*	9,641	635
Tenneco*	7,250	416
Texas Roadhouse, Cl A	25,009	936
Tile Shop Holdings*(A)	41,694	592
Tower International*	5,902	154
TRI Pointe Homes*	21,483	329
Tuesday Morning*	52,458	591
Tumi Holdings*	44,746	918
Vail Resorts	12,046	1,315
Vitamin Shoppe*	10,806	403
Wayfair, Cl A*(A)	35,179	1,324
Wingstop*	8,644	245
Winmark	6,452	636
Wolverine World Wide	87,112	2,481
Zoe’s Kitchen*(A)	18,604	762
Zumiez*	4,600	123

		65,026

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

Consumer Staples — 1.5%
Andersons	1,639	$64
Cal-Maine Foods (A)	5,361	280
Casey’s General Stores	10,178	974
Chefs’ Warehouse Holdings*(A)	20,649	439
Diamond Foods*	18,944	595
Freshpet*(A)	62,112	1,155
J&J Snack Foods	1,600	177
John B Sanfilippo & Son	5,157	268
Lancaster Colony	5,003	455
Medifast*	8,112	262
Pinnacle Foods	6,683	304
Sanderson Farms (A)	2,500	188
Sprouts Farmers Market*	9,356	252
USANA Health Sciences*	3,443	471

		5,884

Energy — 2.8%
Callon Petroleum*	35,079	292
Carrizo Oil & Gas*	5,786	285
Delek US Holdings	14,387	530
Diamondback Energy, Cl A*	8,307	626
Dril-Quip*	9,439	710
Era Group*	46,944	961
Evolution Petroleum	210,880	1,390
Forum Energy Technologies*	17,726	360
Green Plains	6,206	171
ION Geophysical*	27,975	30
Laredo Petroleum*(A)	50,513	635
Matador Resources*	19,903	498
Matrix Service*	1,735	32
Oil States International*	8,064	300
PDC Energy, Cl A*	4,865	261
PetroQuest Energy*	20,922	41
Prothena*	7,717	407
Renewable Energy Group*	23,213	268
REX American Resources*	2,809	179
RigNet, Cl A*(A)	52,038	1,591
Superior Energy Services	12,181	256
US Silica Holdings (A)	25,589	751
Willbros Group*	5,844	8

		10,582

Financials — 5.9%
AmTrust Financial Services (A)	8,229	539
Bank of the Ozarks	47,887	2,191
Banner	16,736	802
BGC Partners, Cl A	19,900	174
BofI Holding*(A)	9,600	1,015
Boulevard Acquisition*	22,281	278
City National	4,381	396
Credit Acceptance, Cl A*	575	141
EastGroup Properties †	14,546	818

Description	Shares	Market Value ($ Thousands)
Evercore Partners, Cl A	4,170	$225
Federated National Holding	3,400	82
Financial Engines (A)	44,301	1,882
First Cash Financial Services*	1,028	47
Highwoods Properties †	7,090	283
HomeStreet*	12,035	275
IBERIABANK	8,904	607
International. FCStone*	3,600	120
LendingTree*	3,564	280
MarketAxess Holdings	6,919	642
National Health Investors †	3,400	212
National Storage Affiliates Trust †	45,780	568
Pebblebrook Hotel Trust †	18,431	790
PennantPark Investment (A)	129,488	1,137
Potlatch †	3,523	124
PRA Group*(A)	3,500	218
PrivateBancorp, Cl A	23,226	925
PS Business Parks †	1,400	101
RE, Cl A	14,478	514
Sabra Health Care †	2,200	57
Signature Bank NY, Cl B*	8,346	1,222
South State	13,182	1,002
Sovran Self Storage †	2,000	174
Stifel Financial*	10,686	617
Strategic Hotels & Resorts*†	11,872	144
Sun Communities †	2,294	142
SVB Financial Group, Cl B*	5,323	766
Texas Capital Bancshares*	10,829	674
United Insurance Holdings	3,000	47
Value Creation*(B) (C)	145,600	61
Virtus Investment Partners	200	26
Western Alliance Bancorp*	9,880	334
WisdomTree Investments	70,717	1,553

		22,205

Health Care — 23.9%
ABIOMED*	4,381	288
Acadia Healthcare, Cl A*(A)	45,223	3,542
ACADIA Pharmaceuticals*(A)	18,623	780
Acceleron Pharma*	9,275	293
Achillion Pharmaceuticals*	20,866	185
Acorda Therapeutics*	7,655	255
Addus HomeCare*	18,008	502
Aduro Biotech*(A)	4,489	136
Aegerion Pharmaceuticals, Cl A*	3,600	68
Aerie Pharmaceuticals*	19,572	345
Agenus*	55,418	478
Agios Pharmaceuticals*(A)	3,294	366
Akorn*	31,122	1,359
Alder Biopharmaceuticals*	7,799	413
Alexion Pharmaceuticals*	891	161
Align Technology*	9,660	606
AMAG Pharmaceuticals*	10,546	728

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Amicus Therapeutics*	27,648	$391
AMN Healthcare Services*	11,323	358
Amsurg*	4,734	331
AngioDynamics*	35,252	578
Anika Therapeutics*	7,790	257
Aratana Therapeutics*	16,547	250
Ariad Pharmaceuticals*	1,600	13
Arrowhead Research*(A)	34,467	246
Atara Biotherapeutics*	9,423	497
AtriCure*	11,454	282
Avalanche Biotechnologies*	6,062	98
Axovant Sciences*(A)	11,088	226
Bellicum Pharmaceuticals*	8,602	183
BioDelivery Sciences International*	23,502	187
Bio-Rad Laboratories, Cl A*	1,991	300
BioSpecifics Technologies*	1,700	88
Bluebird Bio*	4,395	740
Blueprint Medicines*	17,694	469
Cambrex*	20,709	910
Cantel Medical	578	31
Cardiovascular Systems*	13,511	357
Castlight Health, Cl B*(A)	57,035	464
Celldex Therapeutics, Cl A*	4,900	124
Cellectis ADR	5,189	187
Cempra*	12,782	439
Centene*	7,158	575
Cepheid*	5,893	360
Chimerix*	26,719	1,234
Clovis Oncology*	4,060	357
Coherus Biosciences*	17,314	500
Cyberonics*	600	36
Cynosure, Cl A*	3,100	120
Depomed*	550	12
DexCom*	25,129	2,010
Dicerna Pharmaceuticals*	2,560	36
Diplomat Pharmacy*(A)	14,827	664
Dyax*	34,438	913
Dynavax Technologies*(A)	15,099	354
Eagle Pharmaceuticals*	3,380	273
Emergent BioSolutions*	8,800	290
Enanta Pharmaceuticals*(A)	4,019	181
Endocyte*	15,075	78
Endologix*	107,813	1,654
Ensign Group	3,600	184
Esperion Therapeutics*	3,259	266
Evolent Health, Cl A*	22,148	432
Exact Sciences*(A)	28,937	861
ExamWorks Group*(A)	20,161	788
FibroGen*	13,230	311
Five Prime Therapeutics*	14,116	351
Flexion Therapeutics*	4,700	103
Fluidigm*	21,801	528
GenMark Diagnostics*	50,468	457

Description	Shares	Market Value ($ Thousands)
Glaukos*	15,405	$446
Globus Medical, Cl A*	4,625	119
GW Pharmaceuticals ADR*(A)	2,463	303
Halozyme Therapeutics*(A)	42,503	960
Health Net, Cl A*	3,424	220
HealthSouth	34,688	1,598
HeartWare International*(A)	6,732	489
Hill-Rom Holdings	5,033	273
Horizon Pharma*	22,392	778
ICON*	8,518	573
Idera Pharmaceuticals*(A)	3,427	13
Ignyta*	23,308	352
ImmunoGen*(A)	4,730	68
Insmed*	54,604	1,333
Insulet*	43,899	1,360
Intersect ENT*	9,944	285
Intra-Cellular Therapies*	8,453	270
Intrexon*(A)	8,041	392
Invitae*(A)	13,103	195
IPC Healthcare*	6,323	350
Ironwood Pharmaceuticals, Cl A*	6,600	80
Isis Pharmaceuticals*(A)	12,125	698
Jazz Pharmaceuticals*	2,735	481
K2M Group Holdings*	42,775	1,028
Karyopharm Therapeutics*(A)	7,800	212
Keryx Biopharmaceuticals*(A)	24,999	250
Kite Pharma*(A)	13,427	819
KYTHERA Biopharmaceuticals*	4,599	346
Lannett*(A)	5,700	339
LDR Holding*	60,155	2,602
LifePoint Health*	3,177	276
Ligand Pharmaceuticals*	2,299	232
Luminex*	8,700	150
MacroGenics*	1,133	43
MannKind*(A)	26,900	153
Marinus Pharmaceuticals*	42,570	494
Masimo*	7,046	273
Medidata Solutions*	12,191	662
Merge Healthcare*	28,196	135
Merit Medical Systems*	59,986	1,292
Merrimack Pharmaceuticals*(A)	22,120	274
Molina Healthcare*	12,897	907
Momenta Pharmaceuticals*	25,188	575
National Research, Cl A	20,395	290
Natus Medical*	6,948	296
Nektar Therapeutics*	21,619	271
Neovasc*	29,283	200
Neurocrine Biosciences*	26,379	1,260
Nevro*	31,744	1,706
NewLink Genetics*(A)	6,502	288
Novadaq Technologies*(A)	97,494	1,181
Novavax*(A)	46,918	523
NuVasive*	4,646	220

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
NxStage Medical*	9,600	$137
Omnicell*	400	15
Ophthotech*	12,886	671
OraSure Technologies*	15,772	85
Orexigen Therapeutics*(A)	51,059	253
Otonomy*	7,747	178
OvaScience*(A)	18,220	527
Parexel International*	595	38
PDL BioPharma (A)	20,700	133
Pernix Therapeutics Holdings*	9,024	53
Portola Pharmaceuticals, Cl A*	12,402	565
POZEN*(A)	26,292	271
Premier, Cl A*	16,019	616
Prestige Brands Holdings, Cl A*	22,938	1,061
Progenics Pharmaceuticals*	40,306	301
Providence Service*	3,139	139
PTC Therapeutics*	6,325	304
Puma Biotechnology*(A)	6,294	735
Quidel*(A)	22,108	507
RadNet*	13,300	89
Receptos*	7,613	1,447
Relypsa*	27,856	922
Repligen*	13,585	561
Repros Therapeutics*	583	4
Retrophin*	1,874	62
Revance Therapeutics*(A)	26,807	857
Rockwell Medical*(A)	17,136	276
Sage Therapeutics*	15,020	1,096
Sagent Pharmaceuticals*	15,740	383
Sangamo Biosciences*	22,547	250
SciClone Pharmaceuticals*	32,966	324
Select Medical Holdings	4,010	65
Seres Therapeutics*	6,100	253
Sirona Dental Systems, Cl A*	6,336	636
Sorrento Therapeutics*	18,164	320
Spark Therapeutics*(A)	7,092	427
Spectranetics*	45,830	1,055
STERIS, Cl A (A)	11,430	737
Sucampo Pharmaceuticals, Cl A*	17,200	283
Supernus Pharmaceuticals*	15,236	259
Surgical Care Affiliates*	26,187	1,005
Synergy Pharmaceuticals*(A)	39,502	328
Syneron Medical*	43,664	464
Team Health Holdings*	15,768	1,030
Teladoc	11,545	219
TESARO*	10,783	634
Tetraphase Pharmaceuticals*	17,662	838
TG Therapeutics*(A)	16,940	281
Thoratec*	6,250	279
Trupanion*(A)	56,304	464
Ultragenyx Pharmaceutical*	8,677	888
Unilife*(A)	199,184	428

Description	Shares	Market Value ($ Thousands)
US Physical Therapy	7,478	$409
Veeva Systems, Cl A*(A)	30,493	855
Versartis*(A)	43,254	658
WellCare Health Plans*	15,617	1,325
West Pharmaceutical Services	1,000	58
Xencor*	48,673	1,069
XenoPort*	8,573	52
ZIOPHARM Oncology*(A)	24,123	290

		89,841

Industrials — 16.8%
Actuant, Cl A	18,431	426
Acuity Brands	7,834	1,410
Advanced Drainage Systems	17,016	499
Advisory Board*	8,557	468
Aegion, Cl A*	2,300	44
Allegiant Travel, Cl A	742	132
American Woodmark*	3,882	213
Apogee Enterprises	4,810	253
ArcBest	3,935	125
Argan	9,429	380
Astronics, Cl B*	1,732	122
Astronics*	3,858	274
Beacon Roofing Supply*	14,005	465
Blount International*	8,398	92
Builders FirstSource*	26,397	339
Caesarstone Sdot-Yam	9,098	624
Carlisle	16,186	1,621
CEB	32,483	2,828
Chart Industries*	1,300	46
Clean Harbors*	40,870	2,196
Comfort Systems USA	12,957	297
Continental Building Products*	6,600	140
Curtiss-Wright	1,800	131
Deluxe	1,100	68
Dycom Industries*	20,325	1,196
EMCOR Group	16,702	798
Exponent	5,600	251
Fortune Brands Home & Security	6,887	315
Forward Air	26,400	1,380
Genesee & Wyoming, Cl A*	8,014	611
Global Brass & Copper Holdings	3,200	54
Graco	6,470	459
H&E Equipment Services	40,270	804
Hawaiian Holdings*	15,600	371
Heartland Express (A)	78,248	1,583
Heico, Cl A	27,248	1,383
HEICO (A)	6,794	396
Heritage-Crystal Clean*	142,213	2,091
Hexcel, Cl A	35,028	1,742
Hub Group, Cl A*	8,589	346
Hyster-Yale Materials Handling	4,514	313
IDEX	9,227	725

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
InnerWorkings*	71,920	$480
Insperity, Cl A	10,000	509
Interface, Cl A	13,746	344
JetBlue Airways*	9,200	191
John Bean Technologies, Cl A	10,221	384
Kennametal	33,856	1,155
Kforce	7,600	174
Kirby*	8,194	628
Knoll, Cl B	11,021	276
Korn/Ferry International	10,294	358
Lennox International	5,669	610
Lincoln Electric Holdings	10,761	655
Lindsay (A)	6,919	608
Masonite International*	7,752	544
MasTec*	1,100	22
Meritor*	15,800	207
Middleby*	16,028	1,799
Mobile Mini	14,793	622
Moog, Cl A*	2,548	180
MSA Safety	900	44
MYR Group*	8,616	267
Old Dominion Freight Line, Cl A*	6,595	452
PAM Transportation Services*	1,300	75
Park-Ohio Holdings	19,834	961
Patrick Industries*	8,440	321
PGT*	15,494	225
Polypore International*	3,200	192
Power Solutions International*(A)	16,702	902
Primoris Services	49,150	973
Proto Labs*(A)	20,830	1,406
Raven Industries	26,537	539
RBC Bearings*	6,461	464
Ritchie Bros. Auctioneers (A)	28,261	789
Roadrunner Transportation Systems*	29,368	758
Rush Enterprises, Cl A*	39,592	1,038
Saia*	13,166	517
SP Plus*	67,588	1,765
Spirit Airlines*	6,462	401
Standex International	1,859	149
Steelcase, Cl A	69,026	1,305
Swift Transportation, Cl A*	30,856	700
Tennant	20,923	1,367
Titan Machinery*(A)	25,734	379
Trex*	24,249	1,199
TriNet Group*	43,352	1,099
TrueBlue*	42,329	1,266
United Rentals*	5,177	454
US Ecology	12,620	615
USG*	29,586	822
Valmont Industries (A)	4,330	515
voxeljet ADR*(A)	58,774	402
Wabash National*	1,600	20
Watsco	8,962	1,109

Description	Shares	Market Value ($ Thousands)
Werner Enterprises	1,800	$47
Wesco Aircraft Holdings*	4,000	61
WESCO International*	16,788	1,152
West	600	18
Woodward	1,200	66
XPO Logistics*(A)	16,085	727

		63,318

Information Technology — 24.5%
Advanced Energy Industries*	18,950	521
Advent Software	8,674	383
Alliance Fiber Optic Products	29,458	547
Amkor Technology*	38,844	232
Applied Micro Circuits*(A)	36,880	249
Applied Optoelectronics*	15,074	262
Aspen Technology*	44,617	2,032
AVG Technologies*	12,460	339
Barracuda Networks*	19,880	788
Belden	9,146	743
Blackbaud, Cl A	15,168	864
Brightcove*	15,664	107
BroadSoft*	8,323	288
Cabot Microelectronics*	6,000	283
Callidus Software*	131,294	2,046
Carbonite*	92,039	1,087
Cass Information Systems	25,751	1,448
Cavium*	38,792	2,669
ChannelAdvisor*	90,294	1,079
Ciena*(A)	28,266	669
Cimpress*	15,676	1,319
Cirrus Logic*	13,371	455
Coherent*	800	51
CommScope Holding*	9,557	292
CommVault Systems*	10,795	458
Constant Contact*	3,770	108
Cornerstone OnDemand*	37,277	1,297
CoStar Group*	8,091	1,628
Daktronics	1,707	20
Dealertrack Technologies*	43,686	2,743
Demandware*	30,106	2,140
Descartes Systems Group	5,829	94
Diodes*	9,400	227
DTS*	20,363	621
Ebix (A)	6,654	217
Echo Global Logistics*	8,333	272
Ellie Mae*	5,115	357
Entegris*	19,795	288
Envestnet*	35,215	1,424
EPAM Systems*	5,901	420
ePlus*	2,900	222
Euronet Worldwide*	34,773	2,146
Exa*	68,670	766
Extreme Networks*	17,054	46
Fair Isaac	3,738	339

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Fitbit, Cl A*	9,100	$348
Fleetmatics Group*	22,997	1,077
FormFactor*	29,144	268
Fortinet*	30,629	1,266
Gigamon*	11,870	392
GoDaddy, Cl A*(A)	18,934	534
GrubHub*	30,164	1,028
Guidewire Software, Cl Z*(A)	46,553	2,464
HomeAway*	22,397	697
HubSpot*	14,535	721
Immersion*	24,042	305
Imperva*	17,671	1,196
Infinera*	13,691	287
Infoblox*	90,892	2,382
Inphi*	43,477	994
Integrated Device Technology*	31,061	674
Interactive Intelligence Group*	10,859	483
InterDigital	900	51
Intersil, Cl A	24,188	303
j2 Global	5,142	349
Lattice Semiconductor*	50,759	299
Littelfuse	600	57
LivePerson*	88,073	864
LogMeIn*	3,922	253
Luxoft Holding, Cl A*	6,300	356
M*	22,423	858
Manhattan Associates*	7,150	426
Marketo*	44,264	1,242
MAXIMUS	24,367	1,602
MaxLinear, Cl A*	27,316	330
Mellanox Technologies*	9,143	444
Mesa Laboratories	6,517	579
Methode Electronics	10,571	290
Microsemi*	2,000	70
MKS Instruments	13,432	510
Monolithic Power Systems	27,638	1,401
Monotype Imaging Holdings	17,200	415
NeoPhotonics*	27,511	251
NetScout Systems*(A)	473	17
New Relic*	9,077	319
Newport*	1,686	32
NIC	10,711	196
Nimble Storage*(A)	52,366	1,469
OSI Systems*	2,176	154
Pandora Media*	18,330	285
Paycom Software*	9,920	339
PDF Solutions*	2,310	37
Pegasystems	8,095	185
Plantronics	3,900	220
Polycom*	13,736	157
Proofpoint*	33,527	2,135
PTC*	6,486	266

Description	Shares	Market Value ($ Thousands)
Q2 Holdings*	11,274	$319
Qlik Technologies*	34,597	1,209
QLogic*	17,843	253
Qorvo*	13,414	1,077
Qualys*	2,100	85
RealD*	9,126	113
RealPage*	26,503	505
RetailMeNot*	21,316	380
Rogers*	1,147	76
Ruckus Wireless*	84,860	877
Rudolph Technologies*	19,842	238
Science Applications International	5,000	264
SciQuest*	39,291	582
Shopify, Cl A*(A)	15,304	520
ShoreTel*	10,228	69
Shutterstock*(A)	9,829	576
Sigma Designs*	31,251	373
Silicon Laboratories*	37,198	2,009
SolarWinds*	50,986	2,352
Sonus Networks*	33,141	229
SPS Commerce*	31,523	2,074
SS&C Technologies Holdings	16,136	1,008
Stamps.com*	4,234	312
Stratasys*(A)	34,804	1,216
Super Micro Computer*	4,200	124
Sykes Enterprises*	8,600	209
Synaptics*	9,858	855
Syntel*	1,800	85
Tableau Software, Cl A*	12,084	1,393
Take-Two Interactive Software, Cl A*	17,841	492
TeleTech Holdings	4,300	116
Tessera Technologies	14,100	535
Travelzoo*	3,687	42
Tyler Technologies*	2,400	310
Ultimate Software Group*	5,256	864
Ultra Clean Holdings*	13,600	85
Unisys*	217	4
Universal Display*(A)	4,883	253
Vasco Data Security International*(A)	3,500	106
VeriFone Holdings*	12,403	421
Verint Systems*	8,126	494
WEX*	8,828	1,006
Xcerra*	26,039	197
XO Group*	2,100	34
Xoom*(A)	13,571	286
Zebra Technologies, Cl A*	6,533	725
Zendesk*	13,660	303

		92,118

Materials — 2.0%
Balchem	28,448	1,585
Berry Plastics Group*	6,300	204
Calgon Carbon	3,493	68

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Cytec Industries	4,483	$271
Eagle Materials	8,351	637
Ferro*	16,146	271
FutureFuel	2,600	33
Globe Specialty Metals	21,763	385
Gold Resource (A)	33,382	92
Graphic Packaging Holding	16,287	227
H.B. Fuller	17,417	708
Innophos Holdings	5,008	264
Louisiana-Pacific*	24,754	422
LSB Industries*	6,119	250
PolyOne	25,079	982
Schulman A	1,228	54
Sensient Technologies	3,864	264
Summit Materials, Cl A*	16,495	421
US Concrete*	9,136	346

		7,484

Telecommunication Services — 0.6%
Boingo Wireless*	33,107	273
IDT, Cl B	7,500	136
Inteliquent	6,000	110
magicJack VocalTec*(A)	11,833	88
RingCentral, Cl A*	88,619	1,639

		2,246

Utilities — 0.1%
American States Water	200	7
Vivint Solar*(A)	20,611	251

		258

Total Common Stock (Cost $320,618) ($ Thousands)		358,962

EXCHANGE TRADED FUND — 0.3%
iShares Russell 2000 Growth ETF (A)	8,379	1,295

Total Exchange Traded Fund (Cost $1,283) ($ Thousands)		1,295

	Number Of Rights

RIGHTS — 0.0%
Durata Therapeutics CVR*	8,500	—
Furiex Pharmaceuticals — CVR*	800	—

Total Rights (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 12.1%
SEI Liquidity Fund, L.P.
0.050%**†† (D)	45,553,533	45,554

Total Affiliated Partnership (Cost $45,554) ($ Thousands)		45,554

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
CASH EQUIVALENT — 4.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	15,989,503	$15,990

Total Cash Equivalent (Cost $15,990) ($ Thousands)		15,990

U.S. TREASURY OBLIGATION (E) (F) — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016	$365	364

Total U.S. Treasury Obligation (Cost $365) ($ Thousands)		364

Total Investments — 112.1% (Cost $383,810) ($ Thousands) ‡		$422,165

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	38	Sep-2015	$(43)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $376,432 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $44,828 ($ Thousands)

(B)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2015 was $61 ($Thousands) and represented 0.0% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $61 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $45,554 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts

ADR — American Depositary Receipt

Cl — Class

CVR— Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $383,810 ($ Thousands), and the unrealized appreciation and depreciation were $54,485 ($ Thousands) and ($16,130) ($ Thousands) respectively.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

June 30, 2015

The restricted security held by the Fund as of June 30, 2015, is as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Value Creation	145,600	08/10/06	08/10/06	$1,491	$61	0.0%

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$358,901	$—	$61	$358,962
Exchange Traded Fund	1,295	—	—	1,295
Rights	—	—	—	—
Affiliated Partnership	—	45,554	—	45,554
Cash Equivalent	15,990	—	—	15,990
U.S. Treasury Obligation	—	364	—	364

Total Investments in Securities	$376,186	$45,918	$61	$422,165

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(43)	$—	$—	$(43)

Total Other Financial Instruments	$(43)	$—	$—	$(43)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.5%

Consumer Discretionary — 12.9%
Abercrombie & Fitch, Cl A (A)	152,440	$3,279
AMC Entertainment Holdings, Cl A	8,746	268
AMC Networks, Cl A*(A)	717	59
American Axle & Manufacturing Holdings*(A)	3,600	75
American Eagle Outfitters (A)	81,923	1,411
America’s Car-Mart*(A)	1,300	64
ANN*	4,100	198
Apollo Education Group, Cl A*	31,097	401
Aramark	4,079	126
Arctic Cat (A)	3,476	115
Asbury Automotive Group*(A)	2,041	185
Ascena Retail Group*(A)	48,312	805
Ascent Capital Group, Cl A*	1,500	64
Autoliv (A)	7,000	817
Autonation*	1,905	120
Barnes & Noble*	1,500	39
Beazer Homes USA, Cl A*	18,345	366
Bed Bath & Beyond*(A)	7,267	501
Belmond, Cl A*	5,400	67
Big Lots (A)	24,990	1,124
Biglari Holdings*(A)	461	191
BJ’s Restaurants*	7,157	347
Bloomin’ Brands	17,720	378
Bob Evans Farms (A)	1,700	87
Boyd Gaming*	9,469	142
Bright Horizons Family Solutions*(A)	14,619	845
Brinker International (A)	9,400	542
Brunswick	27,484	1,398
Buffalo Wild Wings*(A)	3,726	584
Burlington Stores*	10,030	514
Cabela’s*(A)	11,341	567
Cablevision Systems, Cl A (A)	5,644	135
Caleres	2,700	86
Callaway Golf (A)	36,270	324
Capella Education	7,084	380
Career Education*	2,696	9
Carrols Restaurant Group*	1,575	16
Carter’s	2,200	234
Cato, Cl A	9,700	376
Cheesecake Factory (A)	3,149	172
Chico’s FAS	5,500	91
Children’s Place	20,525	1,343
Chuy’s Holdings*(A)	12,285	329
Cinemark Holdings	1,913	77
Citi Trends*	653	16
Columbia Sportswear	4,008	243
Container Store Group*(A)	1,184	20
Cooper Tire & Rubber (A)	18,400	623
Core-Mark Holding, Cl A (A)	14,946	886
Cracker Barrel Old Country Store (A)	600	89

Description	Shares	Market Value ($ Thousands)
CSS Industries	649	$20
CST Brands (A)	5,292	207
Dana Holding (A)	28,154	579
Diamond Resorts International*(A)	10,346	326
Dick’s Sporting Goods	6,670	345
Dillard’s, Cl A (A)	2,522	265
DineEquity	800	79
Dollar General	5,211	405
Domino’s Pizza	2,231	253
Dorman Products*(A)	14,878	709
DR Horton	7,350	201
DSW, Cl A	846	28
Dunkin’ Brands Group (A)	2,386	131
Entercom Communications*	1,583	18
Ethan Allen Interiors	16,463	434
EW Scripps, Cl A (A)	6,909	158
Express*	47,126	853
Fiesta Restaurant Group*(A)	563	28
Finish Line, Cl A	18,841	524
Five Below*(A)	26,960	1,066
Foot Locker, Cl A (A)	3,237	217
Fossil Group*	1,300	90
Francesca’s Holdings*	9,552	129
GameStop, Cl A (A)	10,900	468
Gannett*	9,432	132
Genesco*(A)	7,705	509
Gentex	5,200	85
Gentherm*(A)	3,300	181
G-III Apparel Group*	25,178	1,771
Goodyear Tire & Rubber	20,773	626
Graham Holdings, Cl B	42	45
Grand Canyon Education*(A)	5,228	222
Group 1 Automotive	1,724	157
Guess?, Cl 3 (A)	22,400	429
Habit Restaurants, Cl A*(A)	6,700	210
Hanesbrands (A)	7,152	238
Harley-Davidson, Cl A (A)	5,586	315
Harman International Industries, Cl A (A)	1,600	190
Hasbro (A)	8,180	612
Helen of Troy*	9,229	900
Hibbett Sports*(A)	10,078	469
HSN, Cl A	17,792	1,249
Iconix Brand Group*(A)	25,630	640
IMAX*(A)	39,067	1,573
International Speedway, Cl A	900	33
Interpublic Group	33,148	639
Isle of Capri Casinos*	14,702	267
J.C. Penney*(A)	24,570	208
Jack in the Box	1,443	127
Jarden*	9,996	517
John Wiley & Sons, Cl A	900	49
KB Home (A)	1,372	23

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Krispy Kreme Doughnuts*(A)	32,437	$625
La-Z-Boy, Cl Z	513	13
Lear	15,285	1,716
Leggett & Platt (A)	2,310	112
Lennar, Cl A (A)	3,465	177
Libbey	11,000	455
Liberty TripAdvisor Holdings, Cl A*	1,338	43
Liberty Ventures, Ser A*	1,338	53
Lions Gate Entertainment	5,485	203
Lithia Motors, Cl A (A)	1,589	180
Live Nation*	5,200	143
LKQ*	20,997	635
Loral Space & Communications*	800	50
lululemon athletica*(A)	2,699	176
M/I Homes*(A)	595	15
Madison Square Garden, Cl A*	3,928	328
Marcus	723	14
Matthews International, Cl A (A)	13,564	721
Mattress Firm Holding*(A)	220	13
MDC Holdings (A)	2,000	60
Men’s Wearhouse (A)	6,088	390
Meredith (A)	13,204	689
Meritage Homes*	1,800	85
Modine Manufacturing*	2,100	23
Mohawk Industries*	1,400	267
Monro Muffler (A)	5,724	356
Morgans Hotel Group*	3,749	25
Morningstar, Cl A	300	24
Motorcar Parts of America*(A)	7,201	217
NACCO Industries, Cl A	400	24
National CineMedia	77,987	1,245
Nautilus*	534	11
NetFlix*	256	168
New Remy Holdco*	29,772	658
New York Times, Cl A (A)	11,962	163
Newell Rubbermaid, Cl B	17,223	708
Nexstar Broadcasting Group, Cl A	532	30
Norwegian Cruise Line Holdings*	18,229	1,022
NVR*(A)	262	351
Office Depot*	27,876	241
Outerwall (A)	1,200	91
Oxford Industries, Cl A	3,452	302
Panera Bread, Cl A*	8,513	1,488
Papa Murphy’s Holdings*(A)	1,688	35
Penn National Gaming*	119,759	2,198
Penske Auto Group, Cl A	1,800	94
Pep Boys-Manny Moe & Jack*	11,862	146
Pier 1 Imports (A)	17,078	216
Pinnacle Entertainment*	527	20
Polaris Industries (A)	1,672	248
Pool (A)	30,257	2,123
Popeyes Louisiana Kitchen*	5,887	353
Potbelly*	9,023	111

Description	Shares	Market Value ($ Thousands)
PulteGroup	7,423	$150
PVH	893	103
Red Robin Gourmet Burgers*	5,117	439
Regal Entertainment Group, Cl A (A)	1,592	33
Regis*	8,334	131
Ruby Tuesday*	3,000	19
Ruth’s Chris Steak House	1,450	23
Ryland Group (A)	8,701	403
Sally Beauty Holdings*	42,056	1,328
Scholastic, Cl B (A)	4,931	218
Scientific Games, Cl A*(A)	60,886	946
Select Comfort*	20,267	609
Service International	6,700	197
Shutterfly*	1,700	81
Signet Jewelers	9,058	1,162
Sinclair Broadcast Group, Cl A (A)	621	17
Six Flags Entertainment	312	14
Skechers U.S.A., Cl A*(A)	21,398	2,349
Skullcandy*	3,473	27
SodaStream International*(A)	105,675	2,233
Sonic (A)	1,045	30
Sonic Automotive, Cl A (A)	477	11
Sotheby’s (A)	1,400	63
Stage Stores (A)	41,372	725
Standard-Pacific*(A)	20,425	182
Starz - Liberty Capital*	3,849	172
Steven Madden*(A)	9,797	419
Stoneridge*	1,763	21
Sturm Ruger (A)	7,913	455
TEGNA	18,864	605
Tempur Sealy International*	5,145	339
Tenneco*(A)	14,569	837
Tesla Motors*(A)	691	185
Thor Industries (A)	700	39
Titan International	124,568	1,338
Toll Brothers*(A)	3,528	135
TRI Pointe Homes*(A)	8,134	124
Tuesday Morning*(A)	12,302	139
Tupperware Brands (A)	1,200	77
Ulta Salon Cosmetics & Fragrance*	10,360	1,600
Under Armour, Cl A*(A)	2,400	200
Urban Outfitters*(A)	3,714	130
Vail Resorts	9,395	1,026
Vera Bradley*	18,395	208
Vista Outdoor*	8,030	361
Visteon*	5,986	628
Wayfair, Cl A*	12,441	468
Wendy’s	11,274	127
Whirlpool	5,200	900
William Lyon Homes, Cl A*	9,540	245
Williams-Sonoma	11,752	967
Winnebago Industries (A)	1,852	44
Wolverine World Wide (A)	15,946	454

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
World Wrestling Entertainment, Cl A (A)	30,538	$504
Zoe’s Kitchen*(A)	28,595	1,171
zulily, Cl A*	34,370	448

		86,790

Consumer Staples — 3.0%
Andersons (A)	24,817	968
B&G Foods, Cl A (A)	10,062	287
Boston Beer, Cl A*(A)	489	114
Cal-Maine Foods (A)	2,200	115
Casey’s General Stores (A)	10,240	980
Central Garden & Pet, Cl A*	7,100	81
Chefs’ Warehouse Holdings*(A)	17,920	381
Coca-Cola Enterprises	9,282	403
Constellation Brands, Cl A	353	41
Darling Ingredients*	94,196	1,381
Dean Foods	2,650	43
Diamond Foods*	7,887	247
Energizer Holdings	10,900	1,434
Flowers Foods (A)	4,500	95
Fresh Del Monte Produce (A)	15,166	586
Freshpet*(A)	33,808	629
Hain Celestial Group*(A)	3,400	224
Herbalife*	2,400	132
Ingredion (A)	6,334	505
J&J Snack Foods (A)	12,068	1,336
JM Smucker	5,662	614
Keurig Green Mountain (A)	739	57
Kroger	13,284	963
Lancaster Colony	2,331	212
Medifast*	931	30
Molson Coors Brewing, Cl B	10,490	732
Monster Beverage*	1,046	140
Nu Skin Enterprises, Cl A (A)	900	43
Omega Protein*	23,400	322
Post Holdings*(A)	500	27
PriceSmart (A)	2,970	271
Rite Aid*	15,025	125
Sanderson Farms (A)	3,429	258
Snyder’s-Lance (A)	7,852	253
SpartanNash	24,477	797
Spectrum Brands Holdings	9,521	971
Sprouts Farmers Market*(A)	6,329	171
SUPERVALU*	55,338	448
SYSCO, Cl A	10,784	389
TreeHouse Foods*(A)	5,954	482
United Natural Foods*	3,596	229
Universal	11,595	664
USANA Health Sciences*	4,700	642
Vector Group	3,699	87
WD-40	400	35
Weis Markets	3,800	160

Description	Shares	Market Value ($ Thousands)
WhiteWave Foods, Cl A*	20,031	$979

		20,083

Energy — 4.0%
Abraxas Petroleum*(A)	5,943	18
Alon USA Energy (A)	841	16
Atwood Oceanics, Cl A (A)	7,355	194
Basic Energy Services*(A)	128,987	974
Bill Barrett*(A)	102,015	876
C&J Energy Services*(A)	15,588	206
Callon Petroleum*(A)	68,591	571
CARBO Ceramics (A)	47,111	1,961
Carrizo Oil & Gas*(A)	12,878	634
Cheniere Energy*	5,327	369
Clayton Williams Energy*(A)	3,804	250
Clean Energy Fuels*(A)	35,336	199
Comstock Resources (A)	268,439	894
Diamondback Energy, Cl A*	10,189	768
Dresser-Rand Group*	2,636	225
Dril-Quip*(A)	4,470	336
Emerald Oil*(A)	24,112	102
Energen	2,800	191
EQT	5,505	448
Exterran Holdings	4,016	131
Forum Energy Technologies*(A)	9,145	185
Frank’s International	15,500	292
GasLog	20,245	404
Golar LNG	3,200	150
Goodrich Petroleum*(A)	388,641	723
Gulfmark Offshore, Cl A (A)	16,059	186
Hallador Energy	1,311	11
Helmerich & Payne (A)	1,300	92
Hornbeck Offshore Services*(A)	32,788	673
Kosmos Energy*	30,000	253
Laredo Petroleum*(A)	42,710	537
LinnCo	2,688	25
Matador Resources*(A)	49,612	1,240
McDermott International*(A)	87,918	469
Nabors Industries	22,802	329
Natural Gas Services Group*	1,469	34
Newfield Exploration*	1,429	52
Northern Oil And Gas*(A)	116,550	789
Oasis Petroleum*(A)	62,631	993
Oceaneering International, Cl A (A)	2,699	126
Oil States International*(A)	1,249	47
Panhandle Oil and Gas, Cl A	1,200	25
Parsley Energy, Cl A*(A)	18,072	315
Patterson-UTI Energy	4,000	75
PBF Energy, Cl A	48,317	1,373
Peabody Energy	210,104	460
Penn Virginia*	158,957	696
Pioneer Energy Services*	33,058	210
Pioneer Natural Resources	2,474	343

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
REX American Resources*	7,398	$471
Rex Energy*(A)	173,984	973
RigNet, Cl A*(A)	519	16
Rosetta Resources*	22,228	514
Sanchez Energy*(A)	42,688	418
SEACOR Holdings, Cl A*(A)	2,768	196
SemGroup, Cl A (A)	407	32
Stone Energy, Cl A*(A)	35,189	443
Superior Energy Services	23,629	497
Tesoro	14,233	1,201
Tidewater, Cl A	8,932	203
Unit*(A)	16,612	451
US Silica Holdings (A)	8,435	248
Western Refining	21,873	954
World Fuel Services	1,200	58

		27,145

Financials — 21.8%
1st Source	4,900	167
Acadia Realty Trust†(A)	37,048	1,078
Affiliated Managers Group*	681	149
Alexander’s†	100	41
Alexandria Real Estate Equities†	10,497	918
Alleghany*	298	140
Allied World Assurance Holdings	18,600	804
Allstate	8,087	525
Altisource Portfolio Solutions*(A)	9,993	308
Altisource Residential†(A)	37,852	638
American Assets Trust†	28,220	1,106
American Campus Communities†(A)	28,488	1,074
American Capital*	8,900	121
American Equity Investment Life Holding	4,000	108
American Financial Group	13,800	898
American National Insurance	2,700	276
American Residential Properties†	606	11
Ameriprise Financial	5,318	664
Ameris Bancorp (A)	612	15
Amerisafe	1,639	77
Ames National, Cl B	463	12
Anchor BanCorp Wisconsin*	13,083	497
Anworth Mortgage Asset†(A)	27,389	135
Apartment Investment & Management, Cl A†	3,753	139
Apollo Commercial Real Estate Finance†(A)	2,950	48
Arch Capital Group*(A)	3,336	223
Ares Capital (A)	10,969	181
Argo Group International Holdings	4,935	275
Armada Hoffler Properties†	908	9
ARMOUR Residential†	136,664	384
Arthur J. Gallagher	2,610	123
Ashford*	13	1
Aspen Insurance Holdings	8,500	407
Associated Banc-Corp (A)	34,174	693
Associated Estates Realty†	3,300	94

Description	Shares	Market Value ($ Thousands)
Assurant	10,159	$681
Assured Guaranty	6,000	144
Axis Capital Holdings	2,535	135
Banco Latinoamericano de Exportaciones, Cl E (A)	21,159	681
Bancorp*	54,406	505
Bank Mutual	2,912	22
Bank of Hawaii (A)	4,313	288
Bank of Marin Bancorp	496	25
Bank of the Ozarks (A)	32,535	1,488
BankFinancial	1,059	13
BankUnited	32,581	1,171
Banner	523	25
BBCN Bancorp	8,316	123
Beneficial Bancorp*	71,421	892
Berkshire Hills Bancorp	11,600	330
BGC Partners, Cl A	3,162	28
BioMed Realty Trust†	4,615	89
BlackRock Capital Investment	2,400	22
Blackstone Mortgage Trust, Cl A†	5,656	157
BOK Financial (A)	8,067	561
Boston Private Financial Holdings	140,398	1,883
Brandywine Realty Trust†	29,277	389
Bridge Capital Holdings*	649	19
Brixmor Property Group†	8,180	189
Brown & Brown (A)	2,724	90
Calamos Asset Management, Cl A	28,862	354
Camden Property Trust†(A)	1,473	109
Capitol Federal Financial	1,659	20
Capstead Mortgage†(A)	1,900	21
Cardinal Financial	13,748	300
Cash America International (A)	8,194	214
Cathay General Bancorp (A)	2,100	68
CBL & Associates Properties†(A)	29,790	483
Cedar Realty Trust†	1,931	12
Charter Financial	994	12
Chatham Lodging Trust†(A)	669	18
Chemical Financial	10,100	334
Chesapeake Lodging Trust†(A)	3,000	91
Chimera Investment†	49,752	682
City National	10,652	963
CNB Financial	608	11
CNO Financial Group (A)	105,066	1,928
CoBiz Financial	72,117	943
Colony Capital, Cl A†	2,059	47
Columbia Banking System (A)	1,330	43
Commerce Bancshares (A)	17,431	815
Community Trust Bancorp	11,110	387
ConnectOne Bancorp	1,704	37
Consolidated-Tomoka Land	276	16
Corporate Office Properties Trust†(A)	14,015	330
Corrections Corp of America†	2,250	74
Cousins Properties, Cl A†	50,323	522

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Cowen Group, Cl A*	3,345	$21
Credit Acceptance, Cl A*(A)	230	57
CubeSmart†(A)	3,500	81
CVB Financial (A)	14,812	261
CYS Investments†(A)	86,861	671
DCT Industrial Trust†	2,275	72
DDR†(A)	6,338	98
DiamondRock Hospitality†(A)	4,812	62
Dime Community Bancshares	15,500	263
Douglas Emmett†(A)	20,315	547
Duke Realty†	7,859	146
DuPont Fabros Technology†	41,958	1,236
E*Trade Financial*	44,131	1,322
Eagle Bancorp*(A)	49,339	2,169
East West Bancorp	49,395	2,214
Easterly Government Properties†(A)	54,112	861
EastGroup Properties†(A)	21,457	1,207
Education Realty Trust†(A)	39,938	1,252
Empire State Realty Trust, Cl A†(A)	999	17
Employers Holdings	17,888	407
Encore Capital Group*(A)	16,287	696
Endurance Specialty Holdings (A)	18,886	1,241
Enstar Group*	400	62
EPR Properties, Cl A†(A)	5,520	302
Equity Commonwealth*†	11,100	285
Equity LifeStyle Properties†	1,800	95
Equity One, Cl A†	16,882	394
Erie Indemnity, Cl A	2,000	164
Essex Property Trust†	697	148
Evercore Partners, Cl A	700	38
Everest Re Group	6,060	1,103
Excel Trust†	2,400	38
Extra Space Storage†(A)	2,600	170
FBL Financial Group, Cl A (A)	2,500	144
FBR	10,000	231
Federal Agricultural Mortgage, Cl C	381	11
Federal Realty Investment Trust†(A)	1,637	210
Federated Investors, Cl B (A)	9,971	334
FelCor Lodging Trust†	6,100	60
Fifth Third Bancorp	35,039	729
Financial Engines (A)	16,863	716
First American Financial (A)	3,200	119
First Bancorp	1,688	33
First BanCorp Puerto Rico*	19,799	95
First Busey	2,233	15
First Cash Financial Services*	4,169	190
First Citizens BancShares, Cl A	499	131
First Commonwealth Financial (A)	51,502	494
First Financial Bancorp (A)	3,100	56
First Financial Bankshares, Cl A (A)	1,800	62
First Financial Northwest	979	12
First Horizon National (A)	48,411	759
First Industrial Realty Trust†(A)	4,500	84

Description	Shares	Market Value ($ Thousands)
First Midwest Bancorp	37,558	$712
First NBC Bank Holding*	12,995	468
First Niagara Financial Group	304,873	2,878
First Potomac Realty Trust†	3,400	35
First Republic Bank	2,614	165
FirstMerit, Cl A (A)	53,106	1,106
Flushing Financial (A)	1,600	34
FNB (Pennsylvania) (A)	57,284	820
FNF Group	6,136	227
FNFV Group*	1,233	19
Forest City Enterprises, Cl A*	59,109	1,306
Fox Chase Bancorp, Cl A	613	10
Franklin Street Properties†	5,100	58
FRP Holdings*(A)	8,252	268
Fulton Financial	81,519	1,065
GAMCO Investors, Cl A	400	28
Gaming and Leisure Properties†	1,300	48
Genworth Financial, Cl A*	93,971	711
GEO Group†	2,419	83
Getty Realty†(A)	3,100	51
Glacier Bancorp, Cl A (A)	23,321	686
Gladstone Commercial†	2,329	39
Government Properties Income Trust, Cl A†(A)	52,194	968
Gramercy Property Trust†(A)	1,714	40
Great Ajax†	66,161	938
Green Dot, Cl A*	69,768	1,334
Greenhill (A)	8,393	347
Greenlight Capital Re*	1,000	29
Hampton Roads Bankshares*	6,129	13
Hancock Holding, Cl A (A)	82,137	2,621
Hanmi Financial (A)	586	15
Hanover Insurance Group, Cl A	38,140	2,823
Hartford Financial Services Group	18,429	766
Hatteras Financial†	2,449	40
HCC Insurance Holdings	1,700	131
Healthcare Realty Trust†	3,400	79
Hercules Technology Growth Capital, Cl A	2,284	26
Heritage Commerce	1,359	13
Hersha Hospitality Trust, Cl A†(A)	1,593	41
HFF, Cl A	12,537	523
Highwoods Properties†(A)	19,722	788
Hilltop Holdings*(A)	610	15
Home BancShares	27,734	1,014
Home Properties†	588	43
Horace Mann Educators, Cl A (A)	23,303	848
Hospitality Properties Trust†	21,800	628
Host Hotels & Resorts†(A)	20,555	408
Hudson City Bancorp, Cl A	31,791	314
Hudson Pacific Properties†	1,170	33
Hudson Valley Holding	589	17
Huntington Bancshares	148,998	1,685
IBERIABANK (A)	40,759	2,781

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Independent Bank (A)	800	$37
Infinity Property & Casualty	6,577	499
Inland Real Estate†(A)	46,050	434
International Bancshares	1,392	37
Investment Technology Group	715	18
Investors Bancorp	122,838	1,511
iStar Financial*†	1,894	25
James River Group Holdings	39,725	1,028
Janus Capital Group (A)	35,474	607
Jones Lang LaSalle	999	171
Kearny Financial*	39,616	442
Kemper, Cl A (A)	2,400	93
Kennedy-Wilson Holdings (A)	22,554	555
Kilroy Realty†	1,275	86
Kite Realty Group Trust†(A)	569	14
Lamar Advertising, Cl A†	1,502	86
LaSalle Hotel Properties†(A)	23,535	835
LegacyTexas Financial Group	21,650	654
Legg Mason	2,550	131
Lexington Realty Trust†	72,556	615
Liberty Property Trust†(A)	2,295	74
LPL Financial Holdings	655	30
LTC Properties†	2,500	104
Mack-Cali Realty†	10,832	200
MainSource Financial Group	1,220	27
Manning & Napier, Cl A	37,162	371
Markel*(A)	320	256
MarketAxess Holdings (A)	3,601	334
MB Financial (A)	21,400	737
MBIA*	5,600	34
Meadowbrook Insurance Group	6,300	54
Medical Properties Trust†(A)	5,500	72
Medley Management, Cl A	5,628	67
Merchants Bancshares	5,169	171
Mercury General (A)	500	28
MFA Financial†(A)	36,373	269
MGIC Investment*(A)	111,185	1,265
Mid-America Apartment Communities†	8,042	586
MidSouth Bancorp	11,384	174
Monmouth Real Estate Investment, Cl A†	2,183	21
Montpelier Re Holdings	18,100	715
MSCI, Cl A	2,800	172
NASDAQ OMX Group, Cl A	1,409	69
National Bankshares, Cl A (A)	3,921	115
National Health Investors†(A)	800	50
National Penn Bancshares	58,312	658
National Retail Properties†(A)	2,469	86
National Western Life Insurance, Cl A	200	48
Navigators Group*	800	62
NBT Bancorp (A)	800	21
Nelnet, Cl A	932	40
New Residential Investment†	1,634	25
New York Mortgage Trust†(A)	82,443	617

Description	Shares	Market Value ($ Thousands)
Northfield Bancorp	1,122	$17
Northrim BanCorp	4,210	108
NorthStar Asset Management Group	9,218	170
NorthStar Realty Finance†	3,601	57
Northwest Bancshares (A)	78,781	1,010
Ocwen Financial*(A)	66,640	680
OFG Bancorp	63,000	672
Old National Bancorp, Cl A (A)	19,003	275
Old Republic International	4,000	63
Omega Healthcare Investors†(A)	19,600	673
One Liberty Properties†	635	14
Oppenheimer Holdings, Cl A	660	17
Oritani Financial	4,100	66
Pacific Continental	884	12
PacWest Bancorp (A)	74,451	3,481
Park National (A)	300	26
Parkway Properties†(A)	30,364	530
PartnerRe	14,878	1,912
Patriot National*	26,227	420
Pebblebrook Hotel Trust†(A)	47,337	2,030
Pennsylvania Real Estate Investment Trust†(A)	27,100	578
PennyMac Mortgage Investment Trust†	22,222	387
Peoples Bancorp	840	20
People’s United Financial (A)	9,000	146
PHH*(A)	11,775	307
Physicians Realty Trust†(A)	763	12
Piedmont Office Realty Trust, Cl A†	22,411	394
Popular*	34,044	982
Post Properties†(A)	1,200	65
PRA Group*(A)	1,200	75
Preferred Bank	479	14
Principal Financial Group, Cl A	7,000	359
PrivateBancorp, Cl A	11,302	450
ProAssurance	3,352	155
Prosperity Bancshares (A)	9,377	541
Provident Financial Services	11,461	218
PS Business Parks†	3,811	275
Pzena Investment Management, Cl A	1,239	14
Radian Group	60,509	1,135
Raymond James Financial (A)	1,947	116
Rayonier†	19,150	489
Realogy Holdings*	10,819	505
Redwood Trust†(A)	1,200	19
Regency Centers†	1,585	93
Regions Financial	21,200	220
Reinsurance Group of America, Cl A (A)	13,116	1,244
RenaissanceRe Holdings	1,520	154
Renasant (A)	17,000	554
Resource Capital†	2,600	10
Retail Opportunity Investments†(A)	10,108	158
Rexford Industrial Realty†(A)	15,104	220
RLI (A)	1,600	82

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
RLJ Lodging Trust†	17,849	$532
Ryman Hospitality Properties†(A)	1,086	58
S&T Bancorp	5,000	148
Sabra Health Care†(A)	20,099	517
Safeguard Scientifics*(A)	34,616	674
Select Income†	8,595	177
Selective Insurance Group	19,441	545
Senior Housing Properties Trust†	3,100	54
Signature Bank NY, Cl B*	18,022	2,638
Southwest Bancorp	1,279	24
Sovran Self Storage†	1,800	156
Spirit Realty Capital†	11,051	107
STAG Industrial†(A)	5,138	103
StanCorp Financial Group	11,989	906
Starwood Property Trust†	2,300	50
State Bank Financial	1,268	27
State National	21,483	233
Sterling Bancorp	66,670	980
Stifel Financial*(A)	20,005	1,155
Strategic Hotels & Resorts*†(A)	8,200	99
Summit Hotel Properties†	2,321	30
Sun Communities†(A)	1,400	87
Sunstone Hotel Investors†(A)	5,100	77
SunTrust Banks	17,965	773
Susquehanna Bancshares	41,068	580
SVB Financial Group, Cl B*	8,313	1,197
Symetra Financial	31,096	752
Synovus Financial (A)	3,642	112
Tanger Factory Outlet Centers†	4,779	151
Taubman Centers†	1,493	104
TCF Financial	120,096	1,995
Terreno Realty†	654	13
Texas Capital Bancshares*	2,000	124
TFS Financial	7,901	133
Trustmark (A)	7,233	181
Two Harbors Investment†(A)	22,381	218
UMB Financial (A)	3,771	215
UMH Properties†	1,069	10
Umpqua Holdings (A)	11,040	199
United Bankshares (A)	4,300	173
United Community Banks	805	17
United Fire Group	4,000	131
Universal Health Realty Income Trust†	296	14
Unum Group	29,327	1,048
Urstadt Biddle Properties, Cl A†	1,048	20
Validus Holdings (A)	15,363	676
Valley National Bancorp	30,520	315
Waddell & Reed Financial, Cl A (A)	1,215	57
Washington Federal (A)	10,031	234
Webster Financial (A)	7,700	304
Weingarten Realty Investors†	1,925	63
WesBanco	12,800	435
Western Alliance Bancorp*	70,979	2,396

Description	Shares	Market Value ($ Thousands)
White Mountains Insurance Group	100	$65
Whitestone, Cl B†	763	10
Willis Group Holdings	8,892	417
Wilshire Bancorp (A)	1,754	22
Wintrust Financial (A)	600	32
WisdomTree Investments (A)	17,914	393
WL Ross Holding*	23,700	270
World Acceptance*(A)	1,657	102
WP GLIMCHER†	24,640	333
WR Berkley (A)	1,441	75
WSFS Financial	28,005	766
Yadkin Financial*	20,000	419
Zions Bancorporation	20,346	646

		146,667

Health Care — 13.3%
Abaxis (A)	2,762	142
AbbVie (A)	2,956	199
ABIOMED*	13,981	919
Acadia Healthcare, Cl A*(A)	51,631	4,044
ACADIA Pharmaceuticals*(A)	1,229	51
Acorda Therapeutics*(A)	3,969	132
Affymetrix, Cl A*	4,300	47
Air Methods*(A)	6,516	269
Akorn*(A)	37,363	1,631
Alere*	21,452	1,132
Alexion Pharmaceuticals*	4,013	725
Align Technology*(A)	16,270	1,020
Alkermes*(A)	4,000	257
Allscripts Healthcare Solutions*(A)	2,740	37
Almost Family*	454	18
Alnylam Pharmaceuticals*(A)	6,631	795
AMAG Pharmaceuticals*	10,039	693
AmerisourceBergen	6,362	677
Amsurg*(A)	34,469	2,411
Anacor Pharmaceuticals*	7,269	563
Arena Pharmaceuticals*(A)	9,805	46
Ariad Pharmaceuticals*(A)	19,758	163
Array BioPharma*	5,436	39
Arrowhead Research*(A)	39,601	283
athenahealth*(A)	1,600	183
BioMarin Pharmaceuticals*	7,292	997
Bio-Rad Laboratories, Cl A*	2,502	377
Bio-Reference Laboratories*(A)	1,000	41
Bio-Techne (A)	1,171	115
Brookdale Senior Living, Cl A*	21,161	734
Bruker BioSciences*(A)	19,364	395
Capital Senior Living*(A)	200	5
Castlight Health, Cl B*(A)	45,927	374
Catamaran*	10,286	628
Celldex Therapeutics, Cl A*(A)	7,382	186
Centene*(A)	3,200	257
Cepheid*(A)	11,079	677

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Cerus*(A)	5,403	$28
Charles River Laboratories International*	29,906	2,104
Chemed (A)	9,100	1,193
ChemoCentryx*	2,128	18
Chimerix*	4,814	222
Clovis Oncology*	2,787	245
Community Health Systems*	5,736	361
Conmed	15,740	917
Cooper, Cl A (A)	5,976	1,064
Corcept Therapeutics*	5,556	33
CTI BioPharma*(A)	5,848	11
Dentsply International	21,678	1,118
Depomed*(A)	13,744	295
DexCom*(A)	26,872	2,149
Diplomat Pharmacy*(A)	10,000	448
Dyax*	3,774	100
Endo International*	3,342	266
Entellus Medical*(A)	15,051	389
Envision Healthcare Holdings*	29,462	1,163
Exact Sciences*(A)	930	28
ExamWorks Group*(A)	24,081	942
GenMark Diagnostics*(A)	1,141	10
Genomic Health*	436	12
Geron*(A)	41,240	177
Globus Medical, Cl A*(A)	581	15
Greatbatch*	31,203	1,683
GW Pharmaceuticals ADR*	3,328	409
Haemonetics*(A)	1,600	66
Halozyme Therapeutics*(A)	2,500	56
Health Net, Cl A*	28,410	1,822
HealthSouth (A)	25,558	1,177
HeartWare International*(A)	8,112	590
Hill-Rom Holdings	1,400	76
Hologic*	11,706	446
Horizon Pharma*	56,467	1,962
Humana (A)	8,854	1,694
ICON*	11,790	794
ICU Medical*	5,669	542
Idexx Laboratories*(A)	2,452	157
Illumina*(A)	7,121	1,555
ImmunoGen*	27,027	389
Impax Laboratories*(A)	2,000	92
Incyte*	14,870	1,550
Insulet*(A)	15,610	484
Integra LifeSciences Holdings*(A)	19,743	1,330
Intercept Pharmaceuticals*(A)	451	109
Intersect ENT*	14,071	403
IPC Healthcare*	10,309	571
Isis Pharmaceuticals*(A)	12,000	691
Jazz Pharmaceuticals*(A)	6,606	1,163
Karyopharm Therapeutics*(A)	5,686	155
Keryx Biopharmaceuticals*(A)	1,450	14
Kindred Healthcare	14,295	290

Description	Shares	Market Value ($ Thousands)
Laboratory Corp of America Holdings*	5,000	$606
LDR Holding*(A)	25,250	1,092
LHC Group*	500	19
LifePoint Health*	1,665	145
Ligand Pharmaceuticals*(A)	9,281	936
Magellan Health*(A)	7,805	547
Mallinckrodt*	6,229	733
MannKind*(A)	9,300	53
Masimo*	8,888	344
MedAssets*(A)	16,233	358
Medicines*	22,827	653
Medidata Solutions*(A)	1,048	57
Medivation*	1,438	164
MEDNAX*(A)	27,690	2,052
Merge Healthcare*	8,683	42
Merit Medical Systems*	3,125	67
Merrimack Pharmaceuticals*(A)	3,589	44
Mettler Toledo International*(A)	2,460	840
MiMedx Group*(A)	1,945	23
Myriad Genetics*(A)	2,200	75
Nektar Therapeutics*(A)	8,109	101
Neogen, Cl B*(A)	4,029	191
Neurocrine Biosciences*(A)	750	36
Nevro*(A)	8,092	435
Novavax*(A)	3,449	38
NuVasive*	1,300	62
Ocular Therapeutix*(A)	2,300	48
Omeros*(A)	1,972	35
Omnicare	3,200	302
Omnicell*	1,300	49
Opko Health*(A)	1,431	23
OraSure Technologies*	2,604	14
Orthofix International*	1,400	46
Otonomy*(A)	8,157	188
OvaScience*	2,593	75
Owens & Minor (A)	950	32
Pacific Biosciences of California*(A)	5,998	35
Pacira Pharmaceuticals*	11,699	827
Parexel International*(A)	18,480	1,188
Patterson	33,887	1,649
PDL BioPharma (A)	1,700	11
PerkinElmer (A)	14,013	738
Pernix Therapeutics Holdings*(A)	4,566	27
PharMerica*	19,608	653
Portola Pharmaceuticals, Cl A*	15,310	697
Premier, Cl A*	27,049	1,040
Prestige Brands Holdings, Cl A*(A)	15,021	695
Progenics Pharmaceuticals*(A)	37,884	283
PTC Therapeutics*(A)	5,983	288
Puma Biotechnology*(A)	2,413	282
QIAGEN*	8,077	200
Quest Diagnostics (A)	4,206	305
Quintiles Transnational Holdings*	213	16

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Receptos*	1,015	$193
ResMed (A)	4,239	239
RTI Biologics*	3,333	22
Sangamo Biosciences*(A)	980	11
SciClone Pharmaceuticals*	43,342	426
Seattle Genetics*(A)	12,188	590
Select Medical Holdings	50,800	823
Sequenom*(A)	4,716	14
Sientra*	15,000	379
Sirona Dental Systems, Cl A*(A)	17,098	1,717
Spectranetics*(A)	1,051	24
STERIS, Cl A (A)	1,400	90
Symmetry Surgical*	26,519	231
Team Health Holdings*	46,665	3,049
Teleflex (A)	3,980	539
Tenet Healthcare*(A)	3,525	204
TESARO*(A)	29,683	1,745
Tetraphase Pharmaceuticals*	5,855	278
Theravance, Cl A (A)	16,500	298
Thoratec*	5,840	260
Tornier BV*	677	17
Ultragenyx Pharmaceutical*	6,905	707
United Therapeutics*	10,414	1,812
Universal Health Services, Cl B	4,124	586
US Physical Therapy	900	49
VCA*	1,119	61
Veeva Systems, Cl A*(A)	5,314	149
WellCare Health Plans*(A)	800	68
West Pharmaceutical Services (A)	2,200	128
Wright Medical Group*	11,795	310
XenoPort*(A)	1,229	8

		89,326

Industrials — 14.8%
AAON	5,062	114
AAR	1,100	35
ABM Industries	2,100	69
Acacia Research (A)	36,534	320
ACCO Brands*	67,258	523
Actuant, Cl A	64,655	1,493
Acuity Brands	11,976	2,156
Advisory Board*(A)	2,595	142
AECOM*(A)	17,658	584
Aerojet Rocketdyne Holdings*(A)	17,287	356
AGCO (A)	9,866	560
Air Lease, Cl A (A)	1,979	67
Aircastle (A)	31,832	722
Alaska Air Group	3,200	206
Albany International, Cl A	1,900	76
Altra Industrial Motion	28,293	769
American Airlines Group (A)	3,969	159
American Railcar Industries (A)	7,910	385
American Woodmark*	2,878	158

Description	Shares	Market Value ($ Thousands)
AO Smith	14,044	$1,011
Applied Industrial Technologies, Cl A	20,964	831
ARC Document Solutions*	2,532	19
Armstrong World Industries*	2,339	125
Atlas Air Worldwide Holdings*	15,423	848
Avis Budget Group*	2,513	111
Barnes Group	26,527	1,034
Barrett Business Services	14,931	542
BE Aerospace	1,400	77
Beacon Roofing Supply*	17,415	578
Brink’s (A)	3,100	91
Carlisle	22,020	2,205
CEB (A)	1,100	96
Chart Industries*	17,670	632
Cintas	12,501	1,057
CIRCOR International (A)	10,570	576
Civeo	144,377	443
Clarcor	2,766	172
Clean Harbors*	9,837	529
Colfax*(A)	4,951	228
Copa Holdings, Cl A (A)	2,016	166
Copart*	2,400	85
Covanta Holding	3,100	66
Crane, Cl A	32,160	1,889
Curtiss-Wright	29,201	2,115
Delta Air Lines, Cl A	15,622	642
Deluxe (A)	11,400	707
DigitalGlobe*	6,762	188
Donaldson, Cl A (A)	24,540	878
Douglas Dynamics (A)	569	12
Dover	5,288	371
Dun & Bradstreet (A)	651	79
Dycom Industries*	34,625	2,038
EMCOR Group	42,960	2,052
EnerSys (A)	5,065	356
Engility Holdings (A)	1,216	31
EnPro Industries (A)	9,680	554
Equifax (A)	2,212	215
Erickson*(A)	26,093	113
ESCO Technologies (A)	5,019	188
Essendant	1,000	39
Esterline Technologies*(A)	1,564	149
Federal Signal	3,905	58
Fluor	4,822	256
Fortune Brands Home & Security (A)	19,979	915
Forward Air (A)	7,838	409
Franklin Electric	9,102	294
FTI Consulting*(A)	331	14
G&K Services	26,335	1,821
GATX (A)	700	37
Generac Holdings*(A)	21,523	856
General Cable	13,957	275
Genesee & Wyoming, Cl A*(A)	9,427	718

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Gibraltar Industries*	686	$14
Golden Ocean Group (A)	125,975	485
Gorman-Rupp (A)	1,952	55
Graco (A)	6,548	465
Graham, Cl A	528	11
Granite Construction (A)	5,570	198
Great Lakes Dredge & Dock*(A)	3,253	19
Greenbrier (A)	13,161	617
H&E Equipment Services	20,341	406
Harsco	15,482	255
Hawaiian Holdings*(A)	41,000	974
HD Supply Holdings*	47,938	1,686
Healthcare Services Group (A)	4,458	147
Heartland Express (A)	13,516	273
HEICO (A)	2,201	128
Heidrick & Struggles International	411	11
Herman Miller	8,185	237
Hexcel, Cl A (A)	38,441	1,912
Hillenbrand	2,500	77
HNI (A)	3,926	201
Hub Group, Cl A*(A)	24,496	988
Hubbell, Cl B (A)	1,284	139
Huron Consulting Group*(A)	14,710	1,031
Hyster-Yale Materials Handling	1,266	88
IDEX (A)	14,201	1,116
Insteel Industries	905	17
Interface, Cl A	64,743	1,622
ITT	10,115	423
JetBlue Airways*	33,398	693
John Bean Technologies, Cl A	1,377	52
Kadant	25,142	1,187
Kaman, Cl A	2,096	88
KAR Auction Services	26,659	997
Kelly Services, Cl A	1,200	18
Kennametal	27,502	938
Kirby*	10,198	782
KLX*	700	31
Knoll, Cl B	1,220	31
Korn/Ferry International	13,035	453
L-3 Communications Holdings (A)	7,300	828
Landstar System	9,980	667
Lennox International (A)	2,400	258
Lincoln Electric Holdings (A)	14,808	902
Lydall*	13,800	408
Manitowoc (A)	2,075	41
ManpowerGroup	1,493	133
Marten Transport	2,100	46
Masonite International*	13,399	939
MasTec*	4,539	90
Mcgrath Rentcorp (A)	1,900	58
Meritor*	1,468	19
Middleby*(A)	18,565	2,084
Moog, Cl A*	23,071	1,631

Description	Shares	Market Value ($ Thousands)
MRC Global*	26,076	$403
Mueller Industries	1,000	35
Mueller Water Products, Cl A	42,314	385
Nordson (A)	13,993	1,090
Northwest Pipe*(A)	3,633	74
Old Dominion Freight Line, Cl A*	14,168	972
On Assignment*	6,369	250
Orbital ATK	6,990	513
Oshkosh Truck (A)	13,500	572
Owens Corning	7,414	306
Pall	12,698	1,580
Parker-Hannifin, Cl A (A)	4,644	540
Pentair	2,782	191
Pitney Bowes (A)	24,173	503
Polypore International*	613	37
Quanex Building Products	1,800	39
Quanta Services*	3,656	105
RBC Bearings*	9,272	665
Regal Beloit (A)	22,673	1,646
Robert Half International	3,076	171
Rollins	5,659	161
RR Donnelley & Sons (A)	24,687	430
Ryder System (A)	8,900	778
Saia*(A)	9,900	389
Simpson Manufacturing	19,075	649
Snap-on (A)	800	127
Spirit AeroSystems Holdings, Cl A*	32,539	1,793
Spirit Airlines*(A)	11,740	729
Steelcase, Cl A	25,800	488
TAL International Group (A)	8,600	272
Team*	6,035	243
Teledyne Technologies*(A)	13,020	1,374
Terex (A)	6,578	153
Tetra Tech (A)	54,295	1,392
Timken	6,716	246
Titan Machinery*(A)	30,000	442
Toro	5,174	351
Towers Watson, Cl A (A)	1,300	164
TransDigm Group*	500	112
TriMas*(A)	20,117	595
Trinity Industries (A)	30,383	803
Triumph Group	40,696	2,686
TrueBlue*	42,224	1,263
Tutor Perini*(A)	3,700	80
Unifirst	644	72
United Rentals*(A)	12,187	1,068
Universal Forest Products	1,908	99
USG*(A)	8,140	226
Valmont Industries (A)	5,501	654
Vectrus*	93	2
Vicor*	2,300	28
Wabash National*	2,806	35
WABCO Holdings*	5,849	724

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Wabtec	3,600	$339
WageWorks*	8,366	338
Waste Connections	1,800	85
Watsco	6,700	829
Watts Water Technologies, Cl A (A)	12,703	659
Wesco Aircraft Holdings*	59,579	903
WESCO International*(A)	7,746	532
Woodward (A)	7,409	407
XPO Logistics*	13,878	627
Xylem	18,430	683

		99,761

Information Technology — 16.2%
ACI Worldwide*(A)	6,906	170
Acxiom*(A)	35,416	623
Advanced Energy Industries*	1,400	38
Advent Software	1,000	44
Alliance Data Systems*(A)	3,254	950
Alpha & Omega Semiconductor*	1,342	12
Angie’s List*(A)	36,170	223
Anixter International*	3,880	253
Ansys*(A)	10,146	926
Applied Micro Circuits*(A)	370	3
Arista Networks*	1,705	139
ARRIS Group*(A)	7,200	220
Arrow Electronics, Cl A*(A)	1,900	106
ASML Holding, Cl G	690	72
Aspen Technology*	37,677	1,716
Atmel (A)	73,890	728
Avago Technologies, Cl A	12,340	1,640
Avnet	8,652	356
Bankrate*(A)	12,046	126
Belden (A)	20,653	1,678
Benchmark Electronics*	25,072	546
Black Box	9,808	196
Blackbaud, Cl A (A)	3,876	221
Blackhawk Network Holdings, Cl A*	5,006	206
Blucora*	16,678	269
Box, Cl A*(A)	45,039	840
Broadridge Financial Solutions	1,700	85
BroadSoft*	25,122	868
Brocade Communications Systems	100,100	1,189
CACI International, Cl A*	900	73
Cadence Design Systems*(A)	196,641	3,866
Callidus Software*	1,561	24
Carbonite*	1,001	12
Cavium*(A)	16,410	1,129
Checkpoint Systems	1,100	11
Ciena*(A)	19,778	468
Cimpress*	3,337	281
Citrix Systems*	3,944	277
Cognex (A)	19,576	942
Coherent*	5,166	328

Description	Shares	Market Value ($ Thousands)
Cohu	1,032	$14
comScore*(A)	26,285	1,400
Comtech Telecommunications	400	12
Constant Contact*	16,858	485
Convergys	20,581	525
CoreLogic*	6,889	273
Cornerstone OnDemand*(A)	2,249	78
CoStar Group*(A)	13,719	2,761
Cray*(A)	1,586	47
Cree*(A)	1,902	50
CSG Systems International (A)	24,417	773
Cvent*(A)	9,504	245
Cypress Semiconductor (A)	91,383	1,075
Dealertrack Technologies*	39,259	2,465
Demandware*(A)	9,927	706
DHI Group*	28,816	256
Diebold (A)	20,103	704
Diodes*(A)	6,645	160
DST Systems	600	76
EarthLink Holdings	5,988	45
Ebix (A)	1,665	54
Echo Global Logistics*(A)	1,761	58
EchoStar, Cl A*	2,900	141
Electronic Arts*	30,159	2,006
Electronics For Imaging*(A)	1,300	56
EnerNOC*(A)	1,300	13
Entegris*(A)	6,300	92
Envestnet*	20,003	809
EPAM Systems*	372	26
Euronet Worldwide*	1,400	86
EVERTEC	25,009	531
ExlService Holdings*	1,448	50
Factset Research Systems	644	105
Fair Isaac	800	73
Fairchild Semiconductor International*	25,548	444
FEI (A)	1,500	124
Fidelity National Information Services, Cl B	12,644	781
Finisar*(A)	1,589	28
FleetCor Technologies*	923	144
Fleetmatics Group*(A)	29,163	1,366
Flir Systems	2,745	85
FormFactor*	1,809	17
Fortinet*	45,622	1,885
Freescale Semiconductor*	17,100	684
Gartner*(A)	5,828	500
Genpact*	2,904	62
Gigamon*	30,379	1,002
Global Payments	2,534	262
Glu Mobile*(A)	4,445	28
Gogo*	14,000	300
Guidewire Software, Cl Z*(A)	28,765	1,522
Harmonic, Cl A*	17,385	119
Harris	11,871	913

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Heartland Payment Systems (A)	30,098	$1,627
HomeAway*	4,427	138
IAC	4,575	364
Immersion*	2,588	33
Infinera*(A)	57,442	1,205
Infoblox*	70,632	1,851
Informatica*	2,900	141
Ingram Micro, Cl A*	1,651	41
Inphi*(A)	48,603	1,111
Insight Enterprises*	9,500	284
Integrated Device Technology*	34,747	754
InterDigital	1,288	73
Intersil, Cl A (A)	23,928	299
Intralinks Holdings, Cl A*	37,705	449
IPG Photonics*(A)	900	77
j2 Global (A)	32,545	2,211
Jabil Circuit	5,381	114
Jack Henry & Associates (A)	926	60
JDS Uniphase*	14,471	168
Juniper Networks	6,218	162
Keysight Technologies*	7,861	245
Lam Research	8,828	718
Lattice Semiconductor*(A)	107,523	633
Lexmark International, Cl A (A)	5,199	230
Littelfuse	800	76
LivePerson*(A)	1,135	11
LogMeIn*	35,792	2,308
Manhattan Associates*	10,280	613
Marketo*(A)	10,614	298
MAXIMUS	14,462	951
Mellanox Technologies*	25,096	1,219
Mentor Graphics (A)	2,400	63
Mercury Systems*	1,090	16
Methode Electronics	2,700	74
Micrel	7,000	97
Microchip Technology (A)	13,883	658
Microsemi*	1,731	61
MicroStrategy, Cl A*	118	20
MKS Instruments	13,957	530
Monolithic Power Systems (A)	10,454	530
Monotype Imaging Holdings (A)	454	11
Monster Worldwide*(A)	56,859	372
MTS Systems, Cl A	1,000	69
National Instruments	1,606	47
NCR*	3,736	112
NetScout Systems*	4,329	159
NetSuite*(A)	3,285	301
NeuStar, Cl A*(A)	1,000	29
NIC	13,854	253
NVE	200	16
OmniVision Technologies*	22,383	586
ON Semiconductor*	13,433	157
Orbotech*	29,355	611

Description	Shares	Market Value ($ Thousands)
OSI Systems*	7,724	$547
Palo Alto Networks*(A)	13,214	2,309
Pandora Media*(A)	14,990	233
Pericom Semiconductor, Cl A	1,168	15
Plantronics (A)	1,100	62
Plexus*	1,500	66
PMC - Sierra*	28,762	246
Polycom*	8,000	92
Power Integrations	7,067	319
Progress Software*	6,993	192
Proofpoint*(A)	9,299	592
PTC*	74,811	3,069
Qlik Technologies*	10,779	377
QLogic*	41,390	587
Qorvo*	14,916	1,197
Rackspace Hosting*(A)	2,944	109
Rofin-Sinar Technologies*(A)	1,100	30
Rovi*(A)	11,117	177
Sanmina*	1,177	24
Scansource*(A)	3,394	129
Science Applications International	4,528	239
Seagate Technology (A)	19,200	912
Semtech*(A)	14,439	287
ServiceNow*(A)	8,245	613
Shutterstock*(A)	8,282	486
Silicon Graphics International*(A)	27,800	180
Silicon Laboratories*(A)	10,120	547
Skyworks Solutions (A)	4,477	466
SolarWinds*	8,829	407
Splunk*(A)	8,168	569
SS&C Technologies Holdings (A)	17,714	1,107
SunEdison*	36,164	1,082
Sykes Enterprises*	2,600	63
Synaptics*(A)	13,144	1,140
Synchronoss Technologies*(A)	2,862	131
SYNNEX (A)	395	29
Synopsys*	26,169	1,325
Syntel*	2,800	133
Tableau Software, Cl A*	16,125	1,859
Take-Two Interactive Software, Cl A*	10,580	292
Tech Data*(A)	15,346	883
Teradyne	21,585	416
Tessera Technologies	4,036	153
Textura*(A)	506	14
TiVo*	18,502	188
Total System Services	2,800	117
Trimble Navigation*	5,604	131
TTM Technologies*	618	6
Tyler Technologies*(A)	8,899	1,151
Ultimate Software Group*(A)	10,428	1,714
United Online*	457	7
Universal Display*(A)	7,430	384
Veeco Instruments*(A)	10,883	313

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
VeriFone Holdings*	10,469	$356
Verint Systems*	23,725	1,441
Viasat*(A)	9,478	571
Virtusa*	24,849	1,277
Vishay Intertechnology	13,000	152
Web.com Group*	24,580	595
WebMD Health, Cl A*(A)	1,121	50
Western Digital	6,200	486
WEX*(A)	6,580	750
WNS Holdings ADR*	31,386	840
Workiva, Cl A*	20,614	285
Xcerra*	1,585	12
Xoom*	10,554	222
Yelp, Cl A*(A)	863	37
Yodlee*(A)	19,157	277
Zebra Technologies, Cl A*	19,739	2,192
Zillow Group, Cl A*(A)	1,447	126

		108,991

Materials — 4.0%
Air Products & Chemicals	3,736	511
Albemarle	5,863	324
Allegheny Technologies (A)	30,898	933
AptarGroup	1,800	115
Ashland	9,200	1,121
Avery Dennison (A)	2,472	151
Axiall	3,045	110
Balchem (A)	1,400	78
Ball	4,242	298
Bemis	2,526	114
Berry Plastics Group*	14,891	482
Boise Cascade*	400	15
Cabot	18,823	702
Calgon Carbon	5,791	112
Carpenter Technology (A)	10,179	394
Century Aluminum*(A)	5,100	53
Chemtura*	10,212	289
Cliffs Natural Resources (A)	49,083	212
Coeur Mining*(A)	65,379	373
Compass Minerals International, Cl A	1,100	90
Crown Holdings*	9,800	519
Cytec Industries	10,520	637
Eagle Materials	700	53
Eastman Chemical	3,200	262
Ferro*	2,300	39
Flotek Industries*(A)	1,999	25
Glatfelter	1,700	37
Globe Specialty Metals	5,200	92
H.B. Fuller (A)	4,209	171
Handy & Harman*	715	25
Headwaters, Cl A*	1,045	19
Horsehead Holding*(A)	2,100	25
Huntsman (A)	28,000	618

Description	Shares	Market Value ($ Thousands)
Innophos Holdings (A)	7,786	$410
International Flavors & Fragrances (A)	1,459	159
Kaiser Aluminum (A)	2,571	214
KapStone Paper and Packaging (A)	19,156	443
LSB Industries*	15,000	613
Martin Marietta Materials, Cl A	1,281	181
Materion	595	21
Minerals Technologies	17,582	1,198
Neenah Paper, Cl A	14,000	825
NewMarket (A)	373	166
Olin (A)	10,591	285
Owens-Illinois*	7,319	168
Packaging Corp of America	2,600	162
Platform Specialty Products*	2,400	61
Platform Speciatly Products PIPE*	35,716	914
PolyOne (A)	78,604	3,079
Reliance Steel & Aluminum	1,200	73
Rock-Tenn, Cl A	2,660	160
Royal Gold, Cl A (A)	2,437	150
RPM International	3,100	152
RTI International Metals*	26,765	844
Schulman A	3,375	148
Schweitzer-Mauduit International	10,535	420
Scotts Miracle-Gro, Cl A	1,943	115
Sealed Air	13,010	668
Sensient Technologies (A)	30,569	2,089
Silgan Holdings (A)	46,881	2,473
Sonoco Products (A)	1,400	60
Steel Dynamics (A)	6,072	126
Summit Materials, Cl A*	23,512	600
TimkenSteel (A)	908	24
UFP Technologies*(A)	13,800	289
United States Steel (A)	2,814	58
Valspar (A)	1,860	152
Worthington Industries	7,197	216
WR Grace*	1,400	140

		26,855

Telecommunication Services — 0.5%
Boingo Wireless*(A)	3,128	26
Cincinnati Bell, Cl A*	4,400	17
Cogent Communications Holdings (A)	4,377	148
Consolidated Communications Holdings (A)	1,000	21
Frontier Communications (A)	20,667	102
inContact*(A)	1,263	12
Iridium Communications*(A)	58,600	533
Level 3 Communications*	12,213	643
RingCentral, Cl A*	50,251	929
SBA Communications, Cl A*	2,217	255
Shenandoah Telecommunications	520	18
Spok Holdings	15,500	261
Telephone & Data Systems	8,561	252
T-Mobile US*	932	36

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Vonage Holdings*	10,100	$50

		3,303

Utilities — 3.0%
AGL Resources	15,461	720
ALLETE (A)	17,664	819
Alliant Energy	1,300	75
American States Water	3,400	127
American Water Works	3,741	182
Atmos Energy	2,500	128
Avista (A)	32,600	999
Black Hills, Cl A	3,654	160
California Water Service Group, Cl A	2,800	64
Chesapeake Utilities	600	32
Cleco	26,686	1,437
CMS Energy	10,600	338
Edison International (A)	10,136	563
El Paso Electric, Cl A (A)	4,700	163
Empire District Electric	4,400	96
Great Plains Energy (A)	54,770	1,323
Hawaiian Electric Industries	4,800	143
Idacorp, Cl A	7,162	402
ITC Holdings	4,434	143
Laclede Group (A)	2,600	136
MDU Resources Group (A)	52,447	1,024
MGE Energy	2,400	93
New Jersey Resources	1,500	41
Northwest Natural Gas (A)	3,203	135
NorthWestern (A)	7,335	358
OGE Energy	1,800	51
Otter Tail (A)	1,800	48
Pepco Holdings	3,471	93
Pinnacle West Capital	1,100	63
PNM Resources	44,269	1,089
Portland General Electric (A)	100,050	3,318
SCANA (A)	25,649	1,299
South Jersey Industries, Cl A	20,096	497
Southwest Gas	10,221	544
TECO Energy	1,800	32
TerraForm Power, Cl A	8,792	334
UGI	6,450	222
UIL Holdings	10,402	477
Vectren	2,100	81
Vivint Solar*(A)	78,219	952
WEC Energy Group	11,393	512
Westar Energy, Cl A (A)	1,900	65
WGL Holdings (A)	1,200	65
Xcel Energy (A)	12,195	392

		19,835

Total Common Stock (Cost $420,612) ($ Thousands)		628,756

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 ETF (A)	8,119	$1,014

Total Exchange Traded Fund (Cost $613) ($ Thousands)		1,014

	Number of Rights

RIGHTS* — 0.0%
Central European Media Enterprises	53	—
Chelseea Therapeutics International CVR	3,004	—
Endo Pharmaceuticals	1,900	—
Safeway CVR - Casa Ley	11,400	12
Safeway CVR - PDC	11,400	—

Total Rights (Cost $—) ($ Thousands)		12

	Number of Warrants

WARRANTS — 0.0%
Magnum Hunter, Expires 04/20/16*	467	—

Total Warrants (Cost $—) ($ Thousands)		—

AFFILIATED PARTNERSHIP — 41.0%
SEI Liquidity Fund, L.P.
0.050%**†† (B)	275,964,966	275,965

Total Affiliated Partnership (Cost $275,965) ($ Thousands)		275,965

CASH EQUIVALENT — 6.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	45,968,543	45,969

Total Cash Equivalent (Cost $45,969) ($ Thousands)		45,969

U.S. TREASURY OBLIGATION (C) (D) — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016	$875	874

Total U.S. Treasury Obligation (Cost $875) ($ Thousands)		874

Total Investments — 141.6% (Cost $744,034) ($ Thousands)‡		$952,590

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	165	Sep-2015	$(188)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small/Mid Cap Fund

June 30, 2015

Percentages are based on a Net Assets of $672,797 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $270,674 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $275,965 ($Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Ser — Series

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $744,034 ($ Thousands), and the unrealized appreciation and depreciation were $211,227 ($ Thousands) and ($2,671) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$627,842	$914	$—	$628,756
Exchange Traded Fund	1,014	—	—	1,014
Rights	12	—	—	12
Warrant	—	—	—	—
Affiliated Partnership	—	275,965	—	275,965
Cash Equivalent	45,969	—	—	45,969
U.S. Treasury Obligation	—	874	—	874

Total Investments in Securities	$674,837	$277,753	$—	$952,590

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(188)	$—	$—	$(188)

Total Other Financial Instruments	$(188)	$—	$—	$(188)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.2%

Consumer Discretionary — 14.2%
Autonation*	8,600	$542
Bed Bath & Beyond*	7,800	538
Best Buy	14,500	473
Brunswick	6,300	320
Capella Education	600	32
Carter’s	5,300	563
Chipotle Mexican Grill, Cl A*	1,010	611
Cinemark Holdings	13,500	542
Darden Restaurants	9,200	654
Dick’s Sporting Goods	800	41
Dillard’s, Cl A	3,900	410
DineEquity	1,600	158
Discovery Communications, Cl C*	10,600	330
DR Horton	11,900	325
Foot Locker, Cl A	10,000	670
Gannett*	8,350	117
Gap	15,800	603
Genuine Parts	7,400	663
GNC Holdings, Cl A	1,200	53
Interpublic Group	25,200	486
Kohl’s	8,483	531
L Brands	600	52
Liberty Interactive QVC Group, Cl A*	6,700	186
Madison Square Garden, Cl A*	2,100	175
Michael Kors Holdings*	13,800	581
Murphy USA*	6,800	380
NVR*	140	188
Polaris Industries	4,000	593
Ross Stores	15,700	763
Scripps Networks Interactive, Cl A	700	46
Taylor Morrison Home, Cl A*	3,200	65
TEGNA	16,000	513
Thor Industries	8,400	473
Ulta Salon Cosmetics & Fragrance*	4,100	633
Urban Outfitters*	11,000	385
Wyndham Worldwide	5,100	418

		14,113

Consumer Staples — 5.7%
Bunge	7,400	650
Coca-Cola Enterprises	14,000	608
ConAgra Foods	18,700	818
Dr Pepper Snapple Group	9,000	656
Hershey	6,500	577
Hormel Foods	1,500	84
Kroger	9,500	689
Monster Beverage*	5,600	751
Tyson Foods, Cl A	6,700	286
Whole Foods Market	14,700	579

		5,698

Description	Shares	Market Value ($ Thousands)

Energy — 5.2%
Cabot Oil & Gas	20,700	$653
Cameron International*	11,800	618
Consol Energy	10,000	217
EQT	7,400	602
Frank’s International	10,300	194
Hess	5,600	375
HollyFrontier	15,400	657
Marathon Petroleum	8,400	439
Oneok	12,400	490
Tesoro	3,800	321
Western Refining	6,500	284
World Fuel Services	5,700	273

		5,123

Financials — 18.8%
Aflac	2,200	137
American Assets Trust†	7,600	298
American Capital Agency, Cl A†	21,700	399
American Equity Investment Life Holding	7,800	210
American Financial Group	8,200	533
American National Insurance	1,200	123
Ameriprise Financial	1,800	225
Annaly Capital Management†	53,100	488
Ares Commercial Real Estate†	6,300	72
Ashford Hospitality Trust†	16,600	140
CBL & Associates Properties†	31,200	505
CBRE Group, Cl A*	16,800	622
Chambers Street Properties†	8,700	69
Chimera Investment†	34,040	467
Citizens Financial Group	19,900	543
CNA Financial	4,900	187
Crown Castle International†	9,500	763
Equinix†	1,400	356
Fifth Third Bancorp	35,100	731
Flagstar Bancorp*	7,200	133
Franklin Resources	9,400	461
Franklin Street Properties†	19,300	218
GAIN Capital Holdings	4,700	45
Hartford Financial Services Group	8,200	341
HCP†	11,600	423
Hospitality Properties Trust†	18,300	527
Host Hotels & Resorts†	29,000	575
Invesco	17,200	645
Invesco Mortgage Capital†	6,600	95
Jones Lang LaSalle	3,460	592
KeyCorp	43,800	658
Leucadia National	10,500	255
Lexington Realty Trust†	25,800	219
Loews	8,000	308
Marcus & Millichap*	2,200	101
McGraw-Hill	8,400	844
Navient	10,700	195

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Nelnet, Cl A	4,200	$182
Northern Trust	9,100	696
Old Republic International	32,700	511
Paramount Group†	5,400	93
Piedmont Office Realty Trust, Cl A†	8,100	142
Piper Jaffray*	6,500	283
Principal Financial Group, Cl A	3,100	159
Progressive	2,900	81
ProLogis†	20,000	742
Regions Financial	64,500	668
Resource Capital†	7,700	30
Signature Bank NY, Cl B*	300	44
Starwood Property Trust†	7,200	155
SunTrust Banks	9,900	426
Synchrony Financial*(A)	15,600	514
T. Rowe Price Group	1,200	93
Unum Group	8,700	311
WP Carey†	500	29

		18,662

Health Care — 11.3%
Aetna, Cl A	4,200	535
Agilent Technologies	16,300	629
Boston Scientific*	32,000	566
C.R. Bard	3,900	666
Cardinal Health	8,200	686
Centene*	8,900	715
Cigna	300	49
Dentsply International	9,600	495
Edwards Lifesciences, Cl A*	5,200	741
Hill-Rom Holdings	1,400	76
Hologic*	9,000	342
IMS Health Holdings*	15,300	469
Intuitive Surgical*	630	305
Jazz Pharmaceuticals*	3,560	627
Laboratory Corp of America Holdings*	500	61
Mallinckrodt*	5,700	671
Mettler Toledo International*	1,800	615
Quest Diagnostics	7,800	566
United Therapeutics*	2,400	417
Universal Health Services, Cl B	5,200	739
VCA*	8,900	484
Zimmer Biomet Holdings	6,600	721

		11,175

Industrials — 10.6%
Acuity Brands	3,500	630
Alaska Air Group	8,600	554
Amerco	580	190
Ametek	3,500	192
AO Smith	7,900	568
Argan	1,500	60
BWX Technologies	15,600	512
C.H. Robinson Worldwide	7,200	449

Description	Shares	Market Value ($ Thousands)
Carlisle	5,100	$511
Copart*	4,500	160
Crane, Cl A	500	29
Expeditors International of Washington	12,952	597
Fortune Brands Home & Security	2,200	101
Huntington Ingalls Industries, Cl A	4,900	552
Hyster-Yale Materials Handling	700	48
Ingersoll-Rand	2,300	155
L-3 Communications Holdings	3,280	372
Lincoln Electric Holdings	6,700	408
ManpowerGroup	2,000	179
Mueller Industries	1,500	52
Northrop Grumman	500	79
Old Dominion Freight Line, Cl A*	4,700	322
Parker-Hannifin, Cl A	500	58
Regal Beloit	4,300	312
Robert Half International	6,100	338
Rockwell Automation	200	25
Roper Technologies	1,300	224
Southwest Airlines, Cl A	23,500	778
Spirit AeroSystems Holdings, Cl A*	10,800	595
SPX	1,900	138
Timken	7,700	282
Trinity Industries	17,900	473
Vectrus*	2,900	72
Veritiv*	3,800	139
Wabash National*	6,400	80
Wabtec	2,800	264

		10,498

Information Technology — 15.1%
Activision Blizzard	26,300	637
Amkor Technology*	18,000	107
Analog Devices	2,800	180
Ansys*	3,100	283
Applied Materials	42,000	807
Arrow Electronics, Cl A*	7,700	430
Avago Technologies, Cl A	5,200	691
Avnet	900	37
Booz Allen Hamilton Holding, Cl A	6,500	164
Broadridge Financial Solutions	9,900	495
Brocade Communications Systems	46,300	550
CA	6,000	176
CDW	15,300	524
DST Systems	4,500	567
Electronic Arts*	12,500	831
F5 Networks, Cl A*	4,000	482
Factset Research Systems	300	49
Fiserv, Cl A*	3,200	265
Harris	6,100	469
Ingram Micro, Cl A*	10,500	263
Integrated Device Technology*	1,700	37
Intuit	7,500	756

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Jabil Circuit	24,500	$521
Juniper Networks	23,500	610
Keysight Technologies*	6,700	209
Maxim Integrated Products	12,400	429
Skyworks Solutions	8,000	833
SolarWinds*	11,100	512
Solera Holdings	6,500	289
Symantec, Cl A	29,800	693
Synopsys*	12,200	618
Teradyne	27,200	525
Tessera Technologies	8,900	338
Western Digital	7,200	565

		14,942

Materials — 6.0%
Alcoa	11,600	130
Bemis	8,800	396
Cabot	13,100	489
Celanese, Ser A	7,700	553
International Paper	15,400	733
Mosaic	15,200	712
Packaging Corp of America	8,800	550
Reliance Steel & Aluminum	8,600	520
Sherwin-Williams, Cl A	2,630	723
Vulcan Materials	7,200	604
Westlake Chemical	7,900	542

		5,952

Utilities — 6.3%
AES	43,900	582
AGL Resources	8,900	414
Calpine*	27,400	493
Consolidated Edison	9,600	556
DTE Energy	3,200	239
Entergy	8,900	628
FirstEnergy	11,100	361
NRG Energy	23,100	528
PPL	22,200	654
Public Service Enterprise Group	17,000	668
Questar	4,400	92
SCANA	1,500	76
UGI	15,400	531
Vectren	10,200	392

		6,214

Total Common Stock (Cost $87,757) ($ Thousands)		92,377

CASH EQUIVALENT — 6.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	6,560,589	6,561

Total Cash Equivalent (Cost $6,561) ($ Thousands)		6,561

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, L.P.
0.050%**††(B)	561,091	$561

Total Affiliated Partnership (Cost $561) ($ Thousands)		561

U.S. TREASURY OBLIGATIONS (C) (D) — 0.1%
U.S. Treasury Bills
0.111%, 02/04/2016	$123	123
0.010%, 08/20/2015	35	35

Total U.S. Treasury Obligations (Cost $158) ($ Thousands)		158

Total Investments — 100.5% (Cost $95,037) ($ Thousands)‡		$99,657

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P Mid 400 Index E-MINI	23	Sep-2015	$(68)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $99,128 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $507 ($ Thousands)

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $561 ($ Thousands).

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

S&P — Standard & Poor’s

Ser — Series

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $95,037 ($ Thousands), and the unrealized appreciation and depreciation were $8,300 ($ Thousands) and ($3,680) ($ Thousands) respectively.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$92,377	$—	$—	$92,377
Cash Equivalent	6,561	—	—	6,561
Affiliated Partnership	—	561	—	561
U.S. Treasury Obligations	—	158	—	158

Total Investments in Securities	$98,938	$719	$—	$99,657

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(68)	$—	$—	$(68)

Total Other Financial Instruments	$(68)	$—	$—	$(68)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%

Consumer Discretionary — 11.9%
2U*	2,205	$71
Aaron’s	3,609	131
American Eagle Outfitters	286,422	4,932
Aramark	332,466	10,297
Autozone*	4,500	3,001
Bed Bath & Beyond*	93,100	6,422
Big Lots	90,600	4,076
BJ’s Restaurants*	8,708	422
Bloomin’ Brands	16,505	352
Brinker International	59,410	3,425
Buffalo Wild Wings*	1,022	160
Burlington Stores*	12,855	658
Canadian Tire, Cl A	23,100	2,472
Carriage Services	41,112	982
Carter’s	33,690	3,581
Cheesecake Factory	64,470	3,516
Chico’s FAS	107,730	1,791
Coach	57,360	1,985
Cooper Tire & Rubber	16,500	558
Cooper-Standard Holding*	15,151	932
Core-Mark Holding, Cl A	3,592	213
Cracker Barrel Old Country Store	4,183	624
Darden Restaurants	24,500	1,742
Deckers Outdoor*	27,080	1,949
DIRECTV*	101,200	9,390
Dollar General	136,605	10,620
Dollar Tree*	60,358	4,768
Domino’s Pizza	27,030	3,065
DSW, Cl A	93,041	3,105
Escalade	5,967	110
Flexsteel Industries	11,660	502
Foot Locker, Cl A	56,760	3,803
Gap	42,600	1,626
Graham Holdings, Cl B	3,700	3,977
HSN, Cl A	48,750	3,422
Jack in the Box	42,620	3,757
Kohl’s	143,677	8,995
Lions Gate Entertainment	6,268	232
lululemon athletica*	61,730	4,031
Michael Kors Holdings*	9,260	390
NVR*	1,602	2,147
Panera Bread, Cl A*	71,935	12,572
Papa John’s International, Cl A	9,110	689
PetMed Express	42,521	734
Regal Entertainment Group, Cl A	15,740	329
Shaw Communications, Cl B	104,800	2,283
Staples	253,990	3,889
Steven Madden*	72,300	3,093
Target, Cl A	160,468	13,099
Thomson Reuters	64,748	2,465

Description	Shares	Market Value ($ Thousands)
Time Warner Cable, Cl A	17,700	$3,154
Vail Resorts	9,900	1,081
Viacom, Cl B	40,400	2,612
Vista Outdoor*	45,200	2,029

		166,261

Consumer Staples — 18.6%
Altria Group	396,734	19,404
Archer-Daniels-Midland	51,900	2,503
Bunge	171,030	15,016
Cal-Maine Foods	42,900	2,239
Campbell Soup	44,570	2,124
Casey’s General Stores	47,350	4,533
Church & Dwight	30,130	2,444
Clorox	144,362	15,016
Coca-Cola Bottling Consolidated	6,898	1,042
Coca-Cola Enterprises	57,760	2,509
Colgate-Palmolive	44,880	2,936
ConAgra Foods	136,700	5,977
Costco Wholesale	97,848	13,215
Coty, Cl A	181,488	5,802
CVS Health	69,860	7,327
Dean Foods	22,060	357
Dr Pepper Snapple Group	194,804	14,201
Fresh Del Monte Produce	67,900	2,625
Fresh Market*	20,558	661
General Mills, Cl A	116,322	6,482
Hershey	108,877	9,672
Hormel Foods	74,406	4,194
Ingredion	74,940	5,981
J&J Snack Foods	1,654	183
John B Sanfilippo & Son	14,737	765
Kellogg	38,200	2,395
Kimberly-Clark	83,077	8,804
Kroger	306,492	22,224
Lancaster Colony	9,668	878
McCormick	19,582	1,585
Mead Johnson Nutrition, Cl A	11,190	1,010
Metro, Cl A	92,100	2,473
Natural Grocers by Vitamin Cottage*	3,142	77
Orchids Paper Products	23,624	569
PepsiCo	156,147	14,575
Philip Morris International	54,300	4,353
Pinnacle Foods	156,883	7,144
Reynolds American	8,465	632
Sanderson Farms	50,427	3,790
SUPERVALU*	84,700	685
TreeHouse Foods*	11,884	963
Tyson Foods, Cl A	235,313	10,031
Universal	31,000	1,777
Vector Group	54,852	1,287
Wal-Mart Stores	324,575	23,022

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Whole Foods Market	103,360	$4,077

		259,559

Energy — 1.0%
Chevron	39,100	3,772
ConocoPhillips	35,600	2,186
Exxon Mobil	81,300	6,764
World Fuel Services	11,745	563

		13,285

Financials — 18.3%
Allied World Assurance Holdings	277,748	12,004
Allstate	109,500	7,103
American Capital Agency, Cl A†	55,100	1,012
American Capital Mortgage Investment†	34,620	554
American Financial Group	50,150	3,262
American National Insurance	6,114	626
AmTrust Financial Services	6,975	457
Annaly Capital Management†	434,400	3,992
Anworth Mortgage Asset†	93,474	461
Apollo Commercial Real Estate Finance†	62,567	1,028
Apollo Residential Mortgage†	7,848	115
Arch Capital Group*	25,689	1,720
Arrow Financial	3,919	106
Aspen Insurance Holdings	93,610	4,484
Assurant	49,510	3,317
Assured Guaranty	146,020	3,503
Axis Capital Holdings	180,840	9,652
Beneficial Bancorp*	27,768	347
BOK Financial	35,172	2,447
Brixmor Property Group†	18,730	433
Capital Bank Financial, Cl A*	13,532	393
Capitol Federal Financial	24,993	301
Capstead Mortgage†	41,200	457
CBL & Associates Properties†	191,680	3,105
CBOE Holdings	208,654	11,939
Charter Financial	16,036	199
Chimera Investment†	138,941	1,905
Chubb	64,600	6,146
CIT Group	73,600	3,422
CU Bancorp*	11,816	262
Customers Bancorp*	12,496	336
CYS Investments†	131,395	1,016
Dream Office†	115,200	2,264
Dynex Capital†	14,006	107
Employers Holdings	9,402	214
Endurance Specialty Holdings	53,380	3,507
Equity LifeStyle Properties†	64,790	3,407
Essent Group*	37,855	1,035
Everest Re Group	96,343	17,535
Federated National Holding	10,772	261
Fidelity Southern	18,348	320
First NBC Bank Holding*	1,936	70
GAIN Capital Holdings	9,027	86

Description	Shares	Market Value ($ Thousands)
Gaming and Leisure Properties†	70,970	$2,602
Genworth MI Canada	71,000	1,865
Greenlight Capital Re*	7,211	210
Hatteras Financial†	22,899	373
HCC Insurance Holdings	43,000	3,304
HCP†	101,600	3,705
Heritage Insurance Holdings*	17,568	404
Highwoods Properties†	82,980	3,315
Hospitality Properties Trust†	134,320	3,871
Investors Bancorp	22,318	275
Ladder Capital, Cl A†	7,379	128
Lamar Advertising, Cl A†	55,350	3,182
LendingTree*	14,098	1,108
MarketAxess Holdings	6,200	575
Meta Financial Group	4,527	194
MFA Financial†	883,696	6,530
MidWestOne Financial Group	2,434	80
Montpelier Re Holdings	15,927	629
Mortgage Investment Trust†	6,956	120
National Bank Holdings, Cl A	11,498	240
National Bank of Canada	96,800	3,638
Navient	229,170	4,173
New York Mortgage Trust†	157,487	1,178
Northwest Bancshares	21,511	276
Omega Healthcare Investors†	106,760	3,665
OneBeacon Insurance Group, Cl A	13,021	189
Opus Bank	1,758	64
Pacific Premier Bancorp*	17,879	303
PartnerRe	107,854	13,859
PennyMac Financial Services, Cl A*	15,037	273
PennyMac Mortgage Investment Trust†	94,353	1,645
Peoples Financial Services	3,918	155
Piedmont Office Realty Trust, Cl A†	145,400	2,558
Post Properties†	74,308	4,040
PRA Group*	32,720	2,039
ProAssurance	12,777	591
Progressive	102,300	2,847
Reinsurance Group of America, Cl A	38,530	3,655
RenaissanceRe Holdings	120,955	12,278
Royal Bank of Canada	58,700	3,591
Ryman Hospitality Properties†	71,300	3,787
Santander Consumer USA Holdings*	29,534	755
Select Income†	7,882	163
Silver Bay Realty Trust†	27,784	453
Simon Property Group†	7,750	1,341
Starwood Property Trust†	20,870	450
State Bank Financial	13,647	296
Stonegate Bank	9,415	279
Talmer Bancorp, Cl A	3,893	65
Territorial Bancorp	4,291	104
Travelers	122,560	11,847
Two Harbors Investment†	848,921	8,268
United Insurance Holdings	25,968	404

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Validus Holdings	277,355	$12,201
Waterstone Financial	8,532	113
Wells Fargo	64,300	3,616
White Mountains Insurance Group	5,201	3,406
WR Berkley	2,524	131

		256,316

Health Care — 16.7%
Abbott Laboratories	18,093	888
Addus HomeCare*	19,229	536
Aetna, Cl A	57,900	7,380
Air Methods*	5,919	245
AmerisourceBergen	138,119	14,688
Amgen, Cl A	22,600	3,469
Analogic	3,127	247
Anthem	48,900	8,027
AstraZeneca ADR	56,700	3,612
Atrion	442	173
Baxter International	118,800	8,308
Becton Dickinson	10,682	1,513
Bio-Rad Laboratories, Cl A*	17,228	2,594
Bio-Reference Laboratories*	11,581	478
Bristol-Myers Squibb	33,339	2,218
C.R. Bard	12,500	2,134
Cardinal Health	172,723	14,448
Chemed	7,645	1,002
Eli Lilly	141,529	11,816
Express Scripts Holding*	62,133	5,526
Gilead Sciences	18,920	2,215
HCA Holdings*	21,520	1,952
Henry Schein*	11,279	1,603
Hill-Rom Holdings	98,254	5,338
Hologic*	111,970	4,262
Humana	18,500	3,539
ICON*	62,700	4,220
ICU Medical*	9,084	869
Idexx Laboratories*	3,476	223
Inogen*	7,867	351
Insys Therapeutics*	13,910	500
Intuitive Surgical*	7,900	3,827
Johnson & Johnson	277,384	27,034
Laboratory Corp of America Holdings*	18,210	2,207
McKesson	32,598	7,328
MEDNAX*	10,740	796
Medtronic	28,800	2,134
Merck	312,208	17,774
MiMedx Group*	41,304	479
Myriad Genetics*	29,490	1,002
Omnicare	28,183	2,656
Ophthotech*	9,675	504
Owens & Minor	34,526	1,174
Parexel International*	16,277	1,047
Patterson	74,910	3,644

Description	Shares	Market Value ($ Thousands)
Pfizer	497,300	$16,675
Phibro Animal Health, Cl A	12,447	485
Quest Diagnostics	114,260	8,286
Sagent Pharmaceuticals*	10,317	251
STERIS, Cl A	5,444	351
Teleflex	2,972	403
United Therapeutics*	8,658	1,506
UnitedHealth Group	58,500	7,137
Varian Medical Systems*	48,170	4,062
Waters*	33,400	4,288
Zimmer Biomet Holdings	21,400	2,337
Zoetis, Cl A	16,811	811

		232,572

Industrials — 3.6%
Boeing	23,700	3,288
CECO Environmental	12,571	142
Deere	63,600	6,172
Expeditors International of Washington	11,920	550
FedEx	15,900	2,709
General Dynamics	11,400	1,615
Healthcare Services Group	3,983	132
L-3 Communications Holdings	17,800	2,018
Landstar System	8,435	564
Lockheed Martin	75,693	14,071
Masonite International*	10,014	702
Matson	1,293	54
Northrop Grumman	47,300	7,503
Orbital ATK	22,600	1,658
Precision Castparts	9,772	1,953
Raytheon	62,400	5,971
Sparton*	20,967	573
TASER International*	2,194	73
Waste Management	11,274	523
Wesco Aircraft Holdings*	34,354	521

		50,792

Information Technology — 9.9%
Accenture, Cl A	37,078	3,588
Alliance Fiber Optic Products	6,291	117
Amdocs	329,640	17,995
Apple	27,300	3,424
Aspen Technology*	27,810	1,267
Bankrate*	4,192	44
Blackhawk Network Holdings, Cl A*	19,979	823
Booz Allen Hamilton Holding, Cl A	167,542	4,229
Broadridge Financial Solutions	83,319	4,167
CA	15,680	459
CDW	56,354	1,932
Cisco Systems	225,100	6,181
Computer Sciences	59,543	3,908
CSG Systems International	17,416	551
DST Systems	62,492	7,873
Echo Global Logistics*	8,862	289

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Electronic Arts*	7,130	$474
EMC	135,900	3,586
EVERTEC	19,845	422
Factset Research Systems	36,317	5,902
Forrester Research	3,485	126
Genpact*	19,703	420
Gigamon*	1,619	54
GTT Communications*	12,558	300
Harris	60,700	4,668
Hewlett-Packard	168,309	5,051
Intel	192,100	5,843
International Business Machines	129,094	20,998
Jack Henry & Associates	74,099	4,794
Lexmark International, Cl A	13,450	595
MAXIMUS	2,502	165
Microsoft	116,200	5,130
NetApp	86,200	2,720
NeuStar, Cl A*	15,607	456
Oracle, Cl B	69,800	2,813
Qualcomm	43,900	2,750
Reis	16,668	369
Science Applications International	31,285	1,653
Synopsys*	73,600	3,728
Tech Data*	30,000	1,727
VeriSign*	65,210	4,025
Western Union	154,100	3,133

		138,749

Materials — 2.3%
Avery Dennison	110,360	6,725
Bemis	104,603	4,708
Berry Plastics Group*	26,780	868
CF Industries Holdings	65,600	4,217
Clearwater Paper*	2,354	135
Compass Minerals International, Cl A	22,653	1,861
Kaiser Aluminum	5,205	433
Mosaic	55,100	2,581
Newmont Mining	110,621	2,584
Royal Gold, Cl A	78,802	4,853
Scotts Miracle-Gro, Cl A	31,603	1,871
Sonoco Products	42,200	1,809

		32,645

Telecommunication Services — 5.3%
AT&T	596,909	21,202
BCE	133,430	5,671
CenturyTel	139,691	4,104
Hawaiian Telcom Holdco*	14,048	367
IDT, Cl B	14,337	259
NTT DoCoMo ADR	260,300	4,980
Rogers Communications, Cl B	139,700	4,959
SK Telecom ADR	191,000	4,735
TELUS	62,000	2,137
TELUS	89,714	3,090

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications	481,402	$22,438
Windstream Holdings	27,535	176

		74,118

Utilities — 7.6%
ALLETE	4,210	195
Ameren	71,700	2,702
American Electric Power	109,000	5,774
American Water Works	41,459	2,016
Avista	22,621	693
Cleco	5,387	290
Consolidated Edison	213,125	12,336
DTE Energy	78,585	5,865
Edison International	204,256	11,353
El Paso Electric, Cl A	13,515	469
Entergy	218,497	15,404
Exelon	181,900	5,715
Hawaiian Electric Industries	12,794	380
Idacorp, Cl A	9,337	524
Northwest Natural Gas	3,078	130
NorthWestern	5,464	266
NRG Yield, Cl A	4,956	109
PG&E	225,940	11,094
Portland General Electric	135,418	4,491
PPL	76,200	2,246
Public Service Enterprise Group	181,000	7,110
SCANA	89,200	4,518
Southern	282,299	11,828
Talen Energy*	9,517	163
Unitil	18,964	626

		106,297

Total Common Stock (Cost $1,145,296) ($ Thousands)		1,330,594

CASH EQUIVALENT — 4.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	66,694,423	66,694

Total Cash Equivalent (Cost $66,694) ($ Thousands)		66,694

U.S. TREASURY OBLIGATIONS (A) (B) — 0.1%
U.S. Treasury Bills
0.110%, 02/04/2016	$1,898	1,897

Total U.S. Treasury Obligations (Cost $1,897) ($ Thousands)		1,897

Total Investments — 100.1% (Cost $1,213,887) ($ Thousands)‡		$1,399,185

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

June 30, 2015

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index E-MINI	398	Sep-2015	$(871)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,397,215 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,213,887 ($ Thousands), and the unrealized appreciation and depreciation were $208,080 ($ Thousands) and ($22,782) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,330,594	$—	$—	$1,330,594
Cash Equivalent	66,694	—	—	66,694
U.S. Treasury Obligations	—	1,897	—	1,897

Total Investments in Securities	$1,397,288	$1,897	$—	$1,399,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(871)	$—	$—	$(871)

Total Other Financial Instruments	$(871)	$—	$—	$(871)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.3%

Australia — 5.7%
AGL Energy	528,599	$6,317
ALS	205,655	925
Amcor	1,318,532	13,904
Aristocrat Leisure	195,577	1,150
Asciano	424,185	2,168
ASX	83,350	2,556
Aurizon Holdings	725,545	2,861
AusNet Services	3,936,921	4,221
Bank of Queensland	139,877	1,373
Caltex Australia	53,565	1,311
Coca-Cola Amatil	250,390	1,761
Cochlear	6,511	401
Dexus Property Group†	88,042	494
Federation Centres†	399,707	897
Flight Centre Travel Group	129,316	3,390
Goodman Group†	879,748	4,240
GPT Group†	309,290	1,017
Harvey Norman Holdings	191,883	665
Healthscope	168,755	353
Insurance Australia Group	248,264	1,065
Lend Lease Group	632,055	7,301
Metcash, Cl A	2,846,720	2,418
Newcrest Mining*	22,060	221
Orica	272,791	4,462
Sonic Healthcare	457,345	7,512
Stockland†	115,362	363
Sydney Airport	170,580	653
Tabcorp Holdings	848,238	2,967
Tatts Group	2,437,835	6,970
Telstra, Cl B	2,241,844	10,580
Treasury Wine Estates	132,392	508
Wesfarmers	256,262	7,688
Woodside Petroleum	177,622	4,673
Woolworths	460,886	9,550

		116,935

Austria — 0.4%
CA Immobilien Anlagen	13,240	231
Flughafen Wien	7,239	628
Oesterreichische Post	54,288	2,496
Telekom Austria	32,269	213
Verbund	36,862	536
voestalpine	72,692	3,023

		7,127

Belgium — 0.6%
Befimmo†	28,559	1,745
Colruyt	51,916	2,323
Elia System Operator	7,877	319

Description	Shares	Market Value ($ Thousands)
Proximus	233,442	$8,238

		12,625

Canada — 11.8%
Alimentation Couche-Tard, Cl B	105,300	4,507
Bank of Montreal	148,000	8,774
Bank of Nova Scotia, Cl C	7,700	398
BCE	452,258	19,221
Canadian Imperial Bank of Commerce	257,400	18,991
Canadian Tire, Cl A	206,800	22,127
Catamaran*	33,800	2,067
CGI Group, Cl A*	32,400	1,268
CI Financial	43,100	1,160
Constellation Software	11,100	4,408
Dollarama	221,400	13,425
Dream Office Real Estate Investment Trust†	23,900	469
Eldorado Gold	193,400	803
Emera	335,300	10,566
Empire, Cl A	104,000	7,328
Fairfax Financial Holdings	12,700	6,265
First Capital Realty	68,300	978
Fortis	420,000	11,801
Franco-Nevada	27,100	1,293
George Weston	114,100	8,967
Great-West Lifeco, Cl Common Subscription Receipt	18,000	524
H&R†	230,600	4,145
IGM Financial	39,100	1,246
Intact Financial	129,600	9,010
Jean Coutu Group PJC, Cl A	87,000	1,617
K-Bro Linen	4,265	181
Loblaw	6,700	338
Manitoba Telecom Services	184,800	4,131
Masonite International*	16,337	1,145
Metro, Cl A	413,600	11,105
Morguard†	28,100	371
National Bank of Canada	230,700	8,670
North West	22,600	448
Open Text	119,500	4,856
Potash Corp of Saskatchewan	8,600	266
Power Corp of Canada	45,900	1,174
RioCan†	268,200	5,751
Rogers Communications, Cl B	319,400	11,334
Royal Bank of Canada	42,200	2,582
Saputo	216,000	5,227
Shaw Communications, Cl B	574,950	12,526
Thomson Reuters, Cl B	106,100	4,042
Toronto-Dominion Bank	123,400	5,242
TransAlta Renewables, Cl Common Subscription Receipt	20,300	201
Valener	33,226	448

		241,396

China — 0.1%

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Yangzijiang Shipbuilding Holdings	1,746,000	$1,835

Denmark — 0.9%
Carlsberg, Cl B	82,257	7,464
Coloplast, Cl B	17,533	1,150
Matas	18,059	384
Novo Nordisk, Cl B	1,702	93
Royal Unibrew	48,310	1,651
Schouw	13,187	688
TDC	957,584	7,018
William Demant Holding*	10,248	781

		19,229

Finland — 0.0%
Orion, Cl B	22,996	804

France — 0.3%
Boiron	6,078	596
Bonduelle S.C.A.	6,128	156
Dassault Systemes	20,106	1,461
Ipsen	5,955	328
SES	70,962	2,383
Societe d’Edition de Canal+	40,369	342
Tessi	282	27
Vilmorin & Cie	2,802	235

		5,528

Germany — 1.5%
alstria office†	58,217	750
Aurubis	13,789	810
Celesio	99,724	2,889
Fielmann	96,071	6,526
Hamborner†	21,972	213
Merck KGaA	108,005	10,756
Rhoen Klinikum	191,266	5,128
RTL Group	10,987	992
STADA Arzneimittel	91,920	3,099

		31,163

Greece — 0.2%
Coca-Cola HBC	166,069	3,573

Guernsey — 0.6%
Amdocs	238,188	13,003

Hong Kong — 4.2%
ASM Pacific Technology	7,400	73
Bank of East Asia	395,000	1,727
BOC Hong Kong Holdings	1,104,000	4,600
Cathay Pacific Airways	1,413,000	3,474
Champion	513,000	282
Cheung Kong Infrastructure Holdings	828,000	6,430

Description	Shares	Market Value ($ Thousands)
CLP Holdings, Cl B	2,242,000	$19,058
First Pacific	634,000	535
Hang Lung Properties	247,000	734
Hang Seng Bank	484,700	9,472
HKT Trust & HKT	1,476,000	1,736
Kerry Properties	66,000	259
Li & Fung	3,118,000	2,474
Link†	1,492,000	8,737
MTR	532,000	2,477
New World Development	327,000	428
NWS Holdings	301,000	436
PCCW	3,117,000	1,862
Power Assets Holdings	782,000	7,131
Prosperity†	586,000	210
Shangri-La Asia	272,000	379
Sunlight†	590,000	301
Swire Pacific, Cl A	632,000	7,944
Transport International Holdings, Cl B	14,000	34
WH Group*(A)	2,266,500	1,544
Wheelock	60,000	307
Yue Yuen Industrial Holdings	1,113,500	3,727

		86,371

Ireland — 0.1%
UDG Healthcare	263,629	2,029

Israel — 1.2%
Azrieli Group	57,388	2,293
Bank Hapoalim	531,361	2,864
Bank Leumi Le-Israel*	104,829	443
Check Point Software Technologies*	39,595	3,150
Formula Systems 1985	3,851	109
Israel Discount Bank, Cl A*	137,526	264
Ituran Location and Control	6,055	150
Osem Investments	47,885	997
Paz Oil	5,303	837
Plus500	28,051	172
Teva Pharmaceutical Industries	222,091	13,140

		24,419

Italy — 0.2%
Amplifon	208,194	1,620
CSP International Fashion Group	1,207	2
DiaSorin	13,429	613
Parmalat	107,552	281
Snam Rete Gas	271,305	1,290

		3,806

Japan — 9.6%
Advance Residence Investment, Cl REIT†	109	267
Ajis	1,300	30
ANA Holdings	1,141,000	3,097
Aozora Bank	2,079,000	7,849
Arcs	9,900	216

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Asahi Group Holdings	90,600	$2,882
Autobacs Seven	35,000	586
Bic Camera	165,700	2,088
Can Do	38,400	492
Canon	311,100	10,125
Chubu Electric Power	47,500	708
Chugoku Electric Power	84,600	1,235
Coca-Cola West	246,000	4,443
COLOPL*	141,800	2,866
Daiichi Sankyo	283,400	5,243
Dunlop Sports	15,300	148
Duskin	14,800	256
Dydo Drinco	70,400	3,061
Earth Chemiclal	6,900	262
Electric Power Development	6,700	237
Fancl	61,000	850
GungHo Online Entertainment	78,100	304
Hisamitsu Pharmaceutical	25,400	987
Hokuriku Electric Power	56,000	835
Hokuto	36,400	746
House Foods Group	83,200	1,583
Ito En	34,000	713
Itochu-Shokuhin	3,900	135
Japan Airlines	92,000	3,210
Japan Logistics Fund, Cl REIT†	142	286
Japan Tobacco	122,200	4,355
Japan Vilene Co Ltd	47,000	308
Kansai Electric Power	154,200	1,708
Kappa Create Holdings	23,800	225
Kewpie	498,900	10,568
Key Coffee	16,900	283
Kirin Holdings	232,800	3,208
Kobe Steel	1,423,000	2,395
Kohnan Shoji	93,700	1,217
Kose	119,000	9,783
Kura	6,100	194
Kyushu Electric Power	87,100	1,011
Lawson	56,900	3,897
Lion, Cl H	1,554,400	12,462
Mandom	9,300	414
Marudai Food	82,000	307
Maruha Nichiro	114,200	1,847
Matsuya Foods	27,600	531
Maxvalu Tokai	3,200	46
Megmilk Snow Brand	92,100	1,182
MID, Cl A†	335	1,025
Ministop	92,000	1,594
Mitsubishi Chemical Holdings, Cl B	73,500	463
Mitsubishi Materials	71,000	273
Mitsubishi Tanabe Pharma	169,900	2,548
Mitsui Mining & Smelting	563,000	1,523
Mixi	205,900	10,231
Mochida Pharmaceutical	3,500	198

Description	Shares	Market Value ($ Thousands)
Morinaga	463,000	$1,983
Morinaga Milk Industry	486,025	1,783
MOS Food Services	28,300	588
Nagoya Railroad	617,000	2,309
Nihon Shokuhin Kako	2,000	6
Nippon Flour Mills	189,000	1,145
Nippon Steel & Sumitomo Metal	286,000	742
Nippon Telegraph & Telephone	130,000	4,710
Nipro	276,400	2,830
Nisshin Oillio Group	400,000	1,641
Noevir Holdings	66,200	1,427
Nomura Real Estate Master Fund, Cl REIT†	461	586
NTT DOCOMO	573,800	10,992
Ohsho Food Service	15,100	521
Okinawa Electric Power	10,800	270
Oracle Japan	88,300	3,695
Osaka Gas	317,000	1,252
Paltac	48,800	865
Rock Field	27,700	660
Royal Holdings	30,000	500
Saizeriya	19,400	431
Sakata Seed	15,100	288
Seiko Epson	512,100	9,086
Shimamura	200	21
SIA Reit†	59	234
Sogo Medical	7,000	197
Sony Financial Holdings	47,500	833
Starts Proceed Investment, Cl A†	122	195
Studio Alice	26,600	467
Suzuken	42,500	1,362
Taisho Pharmaceutical Holdings	3,300	223
Takeda Pharmaceutical	57,800	2,792
Tokai	9,200	333
Trend Micro	119,200	4,081
Tsumura	48,900	1,053
United Super Markets Holdings	16,300	140
USS	49,500	894
West Japan Railway	38,200	2,446
Yamazaki Baking	58,000	966
Yoshinoya Holdings	139,400	1,689

		195,772

Netherlands — 1.1%
Heineken Holding	132,105	9,266
Koninklijke Ahold	655,420	12,268
Relx	9,683	230
Vastned Retail†	11,336	499
Wolters Kluwer	29,586	878

		23,141

New Zealand — 1.3%
Air New Zealand	933,402	1,610
Argosy Property	669,970	501
Auckland International Airport	1,482,961	4,949

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Chorus*	125,071	$245
Contact Energy	467,825	1,585
Fisher & Paykel Healthcare	562,283	2,605
Fletcher Building	480,176	2,637
Genesis Energy	176,280	207
Infratil	102,751	219
Mighty River Power	232,965	440
Port of Tauranga	37,108	434
Restaurant Brands New Zealand	21,157	61
Ryman Healthcare	406,372	2,177
SKY Network Television	366,339	1,489
Spark New Zealand	3,565,834	6,741
Summerset Group Holdings	69,427	167

		26,067

Norway — 1.6%
Norsk Hydro	1,979,511	8,316
Orkla	1,485,542	11,650
Telenor	559,444	12,216

		32,182

Portugal — 0.5%
EDP - Energias de Portugal	2,298,197	8,719
REN - Redes Energeticas Nacionais SGPS	298,296	835
Semapa-Sociedade de Investimento e Gestao	25,343	342
Sonaecom - SGPS	124,054	289

		10,185

Singapore — 2.6%
Ascendas†	1,102,500	2,014
CapitaCommercial Trust†	2,463,700	2,854
CapitaMall Trust†	2,759,100	4,406
ComfortDelGro	1,957,700	4,551
DBS Group Holdings	129,600	1,991
First†	140,000	145
Keppel	638,000	3,895
Keppel REIT†	338,700	288
Metro Holdings	73,539	54
MobileOne	811,300	1,952
Sabana Shari’ah Compliant Industrial, Cl REIT†	867,000	547
SATS	227,700	624
Sembcorp Industries	16,600	48
Singapore Airlines	500,500	3,988
Singapore Exchange	105,000	611
Singapore Press Holdings	690,300	2,092
Singapore Technologies Engineering	26,000	64
Singapore Telecommunications	1,847,400	5,776
StarHub	2,907,200	8,528
United Overseas Bank	38,400	658
Wilmar International	3,120,400	7,601

		52,687

Spain — 1.2%
Acciona	16,971	1,281

Description	Shares	Market Value ($ Thousands)
Ebro Foods	67,710	$1,310
Endesa	314,427	6,013
Gas Natural SDG	63,208	1,432
Iberdrola	1,802,229	12,133
Lar Espana Real Estate Socimi†	19,361	214
Telefonica	175,992	2,500

		24,883

Sweden — 1.9%
Axfood	512,244	8,174
Granges	28,601	203
Hennes & Mauritz, Cl B	288,726	11,107
ICA Gruppen	56,617	2,007
KappAhl	26,114	92
Millicom International Cellular	31,715	2,337
Svenska Cellulosa SCA, Cl B	226,318	5,750
Swedish Match	230,744	6,557
Tele2, Cl B	208,238	2,419
TeliaSonera	183,797	1,081

		39,727

Switzerland — 2.6%
Allreal Holding, Cl A	31,043	4,285
Alpiq Holding	4,200	368
Basler Kantonalbank, Cl H	2,216	166
Bell	46	123
Emmi	1,224	394
Flughafen Zuerich	332	257
Galenica	13,925	14,535
Intershop Holding	15	6
Kaba Holding	2,684	1,598
Mobilezone Holding	394	7
Mobimo Holding	5,224	1,065
Nestle	157,054	11,344
Orior	660	40
Siegfried Holding	5,821	1,030
Swiss Prime Site, Cl H	34,406	2,612
Swisscom	25,501	14,298
Valora Holding	3,798	747
Ypsomed Holding AG*	6,414	704

		53,579

United Kingdom — 7.7%
Admiral Group	238,571	5,204
British American Tobacco	203,374	10,923
Centrica	294,016	1,220
Cranswick	60,855	1,527
Dairy Crest Group	18,916	158
Direct Line Insurance Group PLC	225,175	1,189
GlaxoSmithKline	310,518	6,458
Greggs	477,871	8,891
Imperial Tobacco Group	515,896	24,884
Inchcape	451,392	5,757
Indivior*	709,256	2,508
Intu Properties†	256,452	1,241

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Londonmetric Property†	90,461	$229
Lookers	81,939	204
Merlin Entertainments (A)	120,586	810
National Grid	721,214	9,269
Next, Cl A	201,118	23,564
Reckitt Benckiser Group	74,335	6,416
Rentokil Initial	121,840	284
Royal Mail	33,400	270
Sage Group	741,888	5,980
SSE	913,694	22,072
Synergy Health	46,324	1,252
Tate & Lyle	170,928	1,397
Unilever	355,232	15,252

		156,959

United States — 34.5%
Ally Financial*	171,693	3,851
Altria Group	386,421	18,900
AmerisourceBergen	195,393	20,778
Annaly Capital Management†	483,960	4,447
Apollo Residential Mortgage†	144,401	2,121
Archer-Daniels-Midland	99,501	4,798
Ares Commercial Real Estate†	22,919	261
AT&T	662,188	23,521
Autozone*	20,965	13,982
Best Buy	52,323	1,706
Broadridge Financial Solutions	112,935	5,648
Brookline Bancorp, Cl A	36,111	408
Bunge	231,238	20,303
Cablevision Systems, Cl A	129,827	3,108
CACI International, Cl A*	125,490	10,151
Campbell Soup	23,477	1,119
Capitol Federal Financial	743,249	8,949
Cardinal Health	26,137	2,186
Casey’s General Stores	12,484	1,195
Central Garden & Pet, Cl A*	36,326	415
Chemed	64,839	8,500
China Yuchai International	29,083	487
Church & Dwight	150,767	12,232
Cigna	101,128	16,383
Clifton Bancorp	15,852	222
Clorox	289,862	30,152
Coca-Cola	205,403	8,058
Coca-Cola Bottling Consolidated	8,210	1,240
Colgate-Palmolive	162,349	10,619
Computer Sciences	114,151	7,493
Consolidated Edison	4,875	282
Costco Wholesale	25,447	3,437
CSG Systems International	10,636	337
CVS Health	90,911	9,535
CYS Investments†	50,791	393
DaVita HealthCare Partners*	21,434	1,703
Dentsply International	170,559	8,793
DHI Group*	211,413	1,879

Description	Shares	Market Value ($ Thousands)
Dick’s Sporting Goods	7,536	$390
Dollar General	176,048	13,686
Dr Pepper Snapple Group	66,856	4,874
DST Systems	102,790	12,949
Duke Energy	17,052	1,204
EchoStar, Cl A*	6,175	301
Edwards Lifesciences, Cl A*	112,589	16,036
Eli Lilly	15,011	1,253
Ellington Residential Mortgage†	11,821	169
EMCORE*	42,617	256
Empire District Electric	226,152	4,930
Energizer Holdings	76,607	10,078
Entergy	173,748	12,249
Exelon	119,205	3,746
Factset Research Systems	32,802	5,331
Fresh Del Monte Produce	143,997	5,567
GameStop, Cl A	87,014	3,738
Garmin	10,907	479
General Mills, Cl A	208,668	11,627
Halyard Health*	1	—
Harris	154,274	11,865
HealthSouth	121,613	5,602
Henry Schein*	87,585	12,448
Hershey	34,820	3,093
Hill-Rom Holdings	240,790	13,082
HomeTrust Bancshares*	7,985	134
Hospira*	39,799	3,531
Ingles Markets, Cl A	14,551	695
Ingredion	12,216	975
Jack Henry & Associates	179,197	11,594
John B Sanfilippo & Son	5,080	263
Johnson & Johnson	270,527	26,365
Kaiser Aluminum	88,987	7,393
Kimberly-Clark	146,468	15,521
Kohl’s	28,203	1,766
Kroger	40,617	2,945
Laboratory Corp of America Holdings*	753	91
Lamar Advertising, Cl A†	24,681	1,419
Liberty Media - Interactive, Cl A*	46,399	1,288
LifePoint Health*	152,993	13,303
Magellan Health*	24,234	1,698
Mantech International, Cl A	32,669	947
McCormick	43,757	3,542
McDonald’s	123,218	11,714
MEDNAX*	140,505	10,413
Merck	148,184	8,436
Meridian Bancorp*	17,848	239
Michael Kors Holdings*	43,878	1,847
Mortgage Investment Trust†	81,829	1,414
New York Community Bancorp	508,006	9,337
News, Cl A*	264,500	3,859
Northfield Bancorp	49,679	748
Northwest Bancshares	159,264	2,042

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Oil-Dri Corp of America	3,429	$104
Orchids Paper Products	15,468	372
Oritani Financial	19,574	314
Owens & Minor	246,922	8,395
Patterson	248,240	12,077
People’s United Financial	424,755	6,885
PepsiCo	130,025	12,137
PetMed Express	62,505	1,079
Philip Morris International	122,846	9,849
Premier, Cl A*	11,487	442
Procter & Gamble	300,745	23,530
Quest Diagnostics	42,514	3,083
Reading International, Cl A*	16,183	224
Reliance Steel & Aluminum	14,030	849
Southern	291,089	12,197
Spectrum Brands Holdings	106,219	10,833
Sykes Enterprises*	29,937	726
Target, Cl A	36,593	2,987
Teleflex	33,133	4,488
Territorial Bancorp	7,233	175
Unitil	74,411	2,457
Universal	82,511	4,729
Vector Group	16,906	397
VeriSign*	187,797	11,591
Wal-Mart Stores	119,914	8,505
Weis Markets	28,796	1,214

		707,703

Total Common Stock (Cost $1,750,595) ($ Thousands)		1,892,728

PREFERRED STOCK — 0.6%

Germany — 0.6%
Henkel & KGaA	107,952	12,100

Total Preferred Stock (Cost $11,765) ($ Thousands)		12,100

	Number of Rights

RIGHTS* — 0.0%

Canada — 0.0%
Constellation Software, Expires 09/20/15	8,200	2

Germany — 0.0%
Hamborner, Expires 07/13/15†	21,972	2

Total Rights (Cost $—) ($ Thousands)		4

CASH EQUIVALENT — 6.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	126,369,074	126,369

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
Total Cash Equivalent (Cost $126,369) ($ Thousands)			$126,369

TIME DEPOSITS — 0.5%
Brown Brothers Harriman
2.300%, 07/01/2015	NZD	150	102
1.247%, 07/01/2015	AUD	1,448	1,113
0.350%, 07/01/2015	NOK	4,629	588
0.100%, 07/01/2015	SGD	124	92
0.080%, 07/01/2015	GBP	197	311
0.050%, 07/01/2015	CAD	1,333	1,068
0.030%, 07/01/2015		7,086	7,086
0.005%, 07/01/2015	HKD	744	96
0.005%, 07/01/2015	JPY	38,574	315
-0.245%, 07/01/2015	EUR	9	10
-0.300%, 07/01/2015	DKK	197	29
-1.000%, 07/01/2015	CHF	75	81

Total Time Deposits (Cost $10,891) ($ Thousands)			10,891

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.110%, 02/04/2016 (B) (C)		5,099	5,096

Total U.S. Treasury Obligations (Cost $5,096) ($ Thousands)			5,096

Total Investments — 99.9% (Cost $1,904,716) ($ Thousands)‡			$2,047,188

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
DJ Euro Stoxx 50 Index	334	Sep-2015	$(259)
FTSE 100 Index	92	Sep-2015	(361)
Hang Seng Index	13	Jul-2015	(79)
S&P 500 Index EMINI	526	Sep-2015	(1,161)
SPI 200 Index	39	Sep-2015	(53)
Topix Index	64	Sep-2015	(185)

			$(2,098)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

June 30, 2015

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/15	AUD	93,338	USD	71,655	$53
7/30/15	CAD	153,889	USD	124,068	838
7/30/15	CHF	27,167	USD	29,061	(49)
7/30/15	DKK	72,405	USD	10,862	37
7/30/15	EUR	71,932	USD	80,502	331
7/30/15	GBP	58,613	USD	92,109	(41)
7/30/15	HKD	362,720	USD	46,783	(5)
7/30/15	JPY	12,126,047	USD	97,576	(1,568)
7/30/15	NOK	143,960	USD	18,310	19
7/30/15	NZD	21,482	USD	14,703	217
7/30/15	SEK	183,210	USD	22,172	73
7/30/15	SGD	54,913	USD	40,801	26
7/30/15	USD	1,031	AUD	1,337	(5)
7/30/15	USD	1,134	CAD	1,401	(13)
7/30/15	USD	445	CHF	414	(1)
7/30/15	USD	71	DKK	475	—
7/30/15	USD	527	EUR	471	(2)
7/30/15	USD	846	GBP	538	—
7/30/15	USD	390	HKD	3,020	—
7/30/15	USD	2,110	JPY	259,626	13
7/30/15	USD	180	NOK	1,407	(1)
7/30/15	USD	186	NZD	270	(4)
7/30/15	USD	244	SEK	2,012	(1)
7/30/15	USD	334	SGD	449	—

					$(83)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation ($ Thousands)
Brown Brothers Harriman	(656,167)	656,083	$(83)

For the period ended June 30, 2015, the total amount of all open forward currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages	are based on Net Assets of $2,049,619 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

AUD — Australia Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Denmark Krone

EUR — Euro

FTSE — Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

S&P — Standard & Poor’s

SEK — Sweden Krona

SGD — Singapore Dollar

SPI — Swiss Performance Index

USD — United States Dollar

‡	At June 30, 2015 the tax basis cost of the Fund’s investments was $1,904,716 ($ Thousands), and the unrealized appreciation and depreciation were $168,451 ($ Thousands) and ($43,714) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,881,424	$11,304	$—	$1,892,728
Preferred Stock	12,100	—	—	12,100
Rights	4	—	—	4
Time Deposits	—	10,891	—	10,891
U.S. Treasury Obligation	—	5,096	—	5,096
Cash Equivalent	126,369	—	—	126,369

Total Investments in Securities	$2,019,897	$27,291	$—	$2,047,188

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(2,098)	$—	$—	$(2,098)
Forwards Contracts*
Unrealized Appreciation	—	1,607	—	1,607
Unrealized Depreciation	—	(1,690)	—	(1,690)

Total Other Financial Instruments	$(2,098)	$(83)	$—	$(2,181)

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 94.1%

Consumer Discretionary — 11.3%
Advance Auto Parts	7,500	$1,195
American Eagle Outfitters	192,390	3,313
Autozone*	3,400	2,268
Bed Bath & Beyond*	76,300	5,263
Big Lots	84,870	3,818
Canadian Tire, Cl A	24,100	2,579
Cheesecake Factory	55,900	3,049
Chico’s FAS	22,900	381
Cogeco Cable	10,500	608
Deckers Outdoor*	27,990	2,014
DIRECTV*	105,031	9,746
Dollar General	13,022	1,012
Domino’s Pizza	22,700	2,574
DSW, Cl A	16,700	557
Dunkin’ Brands Group	37,555	2,066
Family Dollar Stores	65,826	5,188
Foot Locker, Cl A	37,800	2,533
Gap	22,400	855
Graham Holdings, Cl B	1,800	1,935
Jack in the Box	8,300	732
Kohl’s	69,100	4,326
Lear	13,060	1,466
lululemon athletica*	51,150	3,340
Madison Square Garden, Cl A*	9,754	814
McDonald’s	91,819	8,729
Morningstar, Cl A	65,304	5,195
NVR*	220	295
Panera Bread, Cl A*	26,351	4,605
Scripps Networks Interactive, Cl A	42,190	2,758
Shaw Communications, Cl B	74,600	1,625
Staples	190,940	2,923
Steven Madden*	43,800	1,874
Target, Cl A	90,066	7,352
Time Warner Cable, Cl A	13,200	2,352
Vista Outdoor*	49,000	2,200

		101,540

Consumer Staples — 19.3%
Altria Group	229,214	11,211
Archer-Daniels-Midland	38,600	1,861
Bunge	67,600	5,935
Cal-Maine Foods	68,600	3,581
Campbell Soup	14,306	682
Casey’s General Stores	34,800	3,332
Church & Dwight	86,049	6,981
Clorox	64,965	6,758
Coca-Cola	155,561	6,103
Coca-Cola Enterprises	124,690	5,416
Colgate-Palmolive	81,063	5,303
ConAgra Foods	129,738	5,672

Description	Shares	Market Value ($ Thousands)
Costco Wholesale	64,497	$8,711
CVS Health	27,100	2,842
Dr Pepper Snapple Group	45,150	3,291
General Mills, Cl A	75,677	4,217
Hershey	63,657	5,655
Hormel Foods	107,711	6,072
Ingredion	36,340	2,900
JM Smucker	33,707	3,654
Kellogg	72,747	4,561
Kimberly-Clark	43,939	4,656
Kroger	126,016	9,137
McCormick	67,233	5,443
Metro, Cl A	58,400	1,568
PepsiCo	86,724	8,095
Philip Morris International	83,408	6,687
Pinnacle Foods	4,825	220
Procter & Gamble	58,439	4,572
Reynolds American	78,725	5,877
Sanderson Farms	18,200	1,368
Tyson Foods, Cl A	118,800	5,064
Universal	16,000	917
Wal-Mart Stores	172,452	12,232
Whole Foods Market	81,510	3,215

		173,789

Energy — 2.0%
Chevron	27,800	2,682
ConocoPhillips	25,400	1,560
Dresser-Rand Group*	70,979	6,046
Exxon Mobil	59,000	4,909
Tesoro	29,300	2,473

		17,670

Financials — 18.5%
Allied World Assurance Holdings	145,149	6,273
Allstate	74,100	4,807
American Capital Agency, Cl A †	134,332	2,468
American Financial Group	41,500	2,699
Annaly Capital Management †	329,000	3,023
Arch Capital Group*	64,338	4,308
Aspen Insurance Holdings	54,080	2,591
Assurant	33,650	2,255
Assured Guaranty	86,380	2,072
Axis Capital Holdings	114,210	6,095
Canadian Imperial Bank of Commerce	31,000	2,287
CBOE Holdings	149,215	8,538
Chubb	34,200	3,254
CIT Group	47,200	2,194
Cullen/Frost Bankers	44,259	3,478
Digital Realty Trust, Cl A†	23,500	1,567
Endurance Specialty Holdings	30,300	1,991
Equity Lifestyle Properties†	51,170	2,690
Everest Re Group	46,153	8,400
Genworth MI Canada	23,900	628

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Government Properties Income Trust, Cl A†	55,900	$1,037
Hanover Insurance Group, Cl A	17,900	1,325
HCC Insurance Holdings	73,400	5,640
Home Properties†	43,193	3,155
Hospitality Properties Trust†	74,700	2,153
Jones Lang LaSalle	16,900	2,890
Lamar Advertising, Cl A†	32,910	1,892
Maiden Holdings	62,300	983
Markel*	3,523	2,821
MFA Financial†	498,505	3,684
Mid-America Apartment Communities†	29,610	2,156
National Bank of Canada	71,400	2,684
Omega Healthcare Investors†	28,610	982
PartnerRe	51,179	6,577
PennyMac Mortgage Investment Trust†	50,500	880
Piedmont Office Realty Trust, Cl A†	75,780	1,333
Post Properties†	46,126	2,508
ProAssurance	9,336	431
Progressive	91,100	2,535
Prosperity Bancshares	13,700	791
Public Storage†	2,500	461
Reinsurance Group of America, Cl A	30,010	2,847
RenaissanceRe Holdings	100,858	10,238
Ryman Hospitality Properties†	45,500	2,417
Simon Property Group†	12,000	2,076
Tanger Factory Outlet Centers†	100,304	3,180
TFS Financial	119,488	2,010
Travelers	68,500	6,621
Two Harbors Investment†	413,041	4,023
Validus Holdings	177,529	7,810
Wells Fargo	55,300	3,110
White Mountains Insurance Group	4,672	3,060
XL Group, Cl A	26,326	979

		166,907

Health Care — 15.4%
AbbVie	30,200	2,029
Aetna, Cl A	63,300	8,068
Allergan*	7,769	2,358
AmerisourceBergen	75,737	8,054
Amgen, Cl A	16,800	2,579
Anthem	56,500	9,274
AstraZeneca ADR	53,600	3,415
Baxter International	59,000	4,126
Becton Dickinson	2,900	411
C.R. Bard	8,000	1,366
Cardinal Health	32,400	2,710
Centene*	11,800	949
DaVita HealthCare Partners*	9,400	747
Edwards Lifesciences, Cl A*	8,800	1,253
Eli Lilly	41,590	3,472
Endo International*	25,300	2,015
Express Scripts Holding*	29,600	2,633

Description	Shares	Market Value ($ Thousands)
Gilead Sciences	8,390	$982
Hill-Rom Holdings	61,000	3,314
Hologic*	86,600	3,296
Humana	28,100	5,375
ICON*	24,650	1,659
Idexx Laboratories*	19,000	1,219
Intuitive Surgical*	1,900	920
Johnson & Johnson	168,853	16,457
Laboratory Corp of America Holdings*	47,648	5,776
McKesson	14,300	3,215
Medtronic	20,500	1,519
Merck	93,020	5,296
Patterson	52,100	2,535
Pfizer	383,280	12,851
Quest Diagnostics	40,600	2,944
Sirona Dental Systems, Cl A*	1,980	199
UnitedHealth Group	63,200	7,710
Varian Medical Systems*	38,300	3,230
Waters*	24,400	3,132
Zimmer Biomet Holdings	15,500	1,693

		138,781

Industrials — 4.7%
Boeing	19,100	2,650
Deere	46,700	4,532
FedEx	12,200	2,079
General Dynamics	8,600	1,219
L-3 Communications Holdings	24,400	2,766
Landstar System	24,200	1,618
Lockheed Martin	12,700	2,361
Northrop Grumman	49,100	7,789
Old Dominion Freight Line, Cl A*	32,000	2,196
Orbital ATK	24,500	1,797
Raytheon	66,100	6,324
Rollins	40,050	1,143
Stericycle, Cl A*	41,082	5,501

		41,975

Information Technology — 7.3%
Activision Blizzard	23,400	566
Amdocs	137,440	7,503
Apple	40,869	5,126
Aspen Technology*	28,960	1,319
Automatic Data Processing	53,561	4,297
Broadridge Financial Solutions	44,500	2,226
CA	48,400	1,418
CDK Global	5,558	300
Cisco Systems	149,100	4,094
CSG Systems International	37,600	1,190
Global Payments	10,700	1,107
Harris	36,800	2,831
Intel	147,600	4,489
International Business Machines	37,600	6,116
Jack Henry & Associates	13,800	893

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Microsoft	90,100	$3,978
Oracle, Cl B	60,400	2,434
Qualcomm	34,300	2,148
Science Applications International	14,671	775
Skyworks Solutions	21,770	2,267
Synopsys*	58,000	2,938
Tech Data*	22,200	1,278
VeriSign*	52,450	3,237
Western Union	118,100	2,401
Zebra Technologies, Cl A*	7,200	799

		65,730

Materials — 2.2%
AptarGroup	7,900	504
Avery Dennison	85,670	5,221
Bemis	44,400	1,998
CF Industries Holdings	52,530	3,377
Mosaic	39,200	1,836
Sigma-Aldrich	43,447	6,054
Sonoco Products	25,800	1,106

		20,096

Telecommunication Services — 3.9%
AT&T	290,000	10,301
BCE	103,900	4,416
NTT DoCoMo ADR	130,100	2,489
Rogers Communications, Cl B	68,600	2,434
SBA Communications, Cl A*	1,900	218
SK Telecom ADR	129,800	3,218
TELUS	30,123	1,037
Verizon Communications	239,303	11,154

		35,267

Utilities — 9.5%
AGL Resources	14,000	652
Alliant Energy	6,300	364
Ameren	60,200	2,268
American Electric Power	81,000	4,291
Consolidated Edison	133,742	7,741
DTE Energy	41,025	3,062
Duke Energy	54,813	3,871
Edison International	109,300	6,075
Entergy	100,000	7,050
Eversource Energy	84,838	3,852
Exelon	161,500	5,074
Great Plains Energy	13,200	319
ITC Holdings	90,443	2,910
Pepco Holdings	75,691	2,039
PG&E	121,000	5,941
Pinnacle West Capital	30,700	1,747
Portland General Electric	64,100	2,126
PPL	53,000	1,562
Public Service Enterprise Group	186,000	7,306
SCANA	41,600	2,107

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern	192,437	$8,063
Talen Energy*	6,620	113
UGI	57,750	1,989
WEC Energy Group	119,204	5,361

		85,883

Total Common Stock (Cost $657,337) ($ Thousands)		847,638

	Number of Rights

RIGHTS — 0.0%

United States — 0.0%
Safeway CVR—Casa Ley*	85,430	87
Safeway CVR—PDC*	85,430	4

Total Rights (Cost $—) ($ Thousands)		91

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	49,741,187	49,741

Total Cash Equivalent (Cost $49,741) ($ Thousands)		49,741

U.S. TREASURY OBLIGATIONS (A) (B) — 0.3%
U.S. Treasury Bills
0.110%, 02/04/2016	$2,249	2,248

Total U.S. Treasury Obligations (Cost $2,247) ($ Thousands)		2,248

Total Investments — 99.9% (Cost $709,325) ($ Thousands)		$899,718

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation ($ Thousands)
S&P 500 Index EMINI	309	Sep-2015	$(653)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $900,443 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

S&P — Standard & Poor’s

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

June 30, 2015

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $709,325 ($ Thousands), and the unrealized appreciation and depreciation were $198,086 ($ Thousands) and ($7,693) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$847,638	$—	$—	$847,638
Rights	—	91	—	91
U.S. Treasury Obligations	—	2,248	—	2,248
Cash Equivalent	49,741	—	—	49,741

Total Investments in Securities	$897,379	$2,339	$—	$899,718

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(653)	$—	$—	$(653)

Total Other Financial Instruments	$(653)	$—	$—	$(653)

* Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 92.5%‡

Consumer Discretionary — 1.4%
Hyatt Hotels, Cl A*	23,550	$1,335
Starwood Hotels & Resorts Worldwide	24,600	1,995

		3,330

Financials — 91.2%
Alexandria Real Estate Equities†	40,250	3,520
American Assets Trust†	11,770	462
Apartment Investment & Management, Cl A †	142,206	5,252
AvalonBay Communities†	64,431	10,301
BioMed Realty Trust†	208,350	4,029
Boston Properties†	64,970	7,864
Brandywine Realty Trust†	113,610	1,509
Brixmor Property Group†	102,400	2,369
Camden Property Trust†	32,780	2,435
Chesapeake Lodging Trust†	41,680	1,270
Columbia Property Trust†	51,350	1,261
CubeSmart†	189,520	4,389
CyrusOne†	52,740	1,553
DCT Industrial Trust†	40,250	1,265
DDR†	249,610	3,859
Digital Realty Trust, Cl A†	15,620	1,042
Douglas Emmett†	99,650	2,685
Duke Realty†	240,125	4,459
Empire State Realty Trust, Cl A†	42,000	717
Equinix†	4,990	1,267
Equity Commonwealth*†	24,170	620
Equity Lifestyle Properties†	29,200	1,535
Equity Residential†	139,880	9,815
Essex Property Trust†	31,479	6,689
Extra Space Storage†	25,150	1,640
Federal Realty Investment Trust†	4,440	569
First Industrial Realty Trust†	50,430	945
General Growth Properties†	270,259	6,935
HCP†	85,500	3,118
Health Care†	139,090	9,128
Healthcare Realty Trust†	20,870	485
Highwoods Properties†	29,900	1,195
Host Hotels & Resorts†	326,814	6,481
Hudson Pacific Properties†	99,690	2,828
Kilroy Realty†	31,950	2,145
Kimco Realty†	171,460	3,865
Kite Realty Group Trust†	76,450	1,871
LaSalle Hotel Properties†	53,350	1,892
Liberty Property Trust†	96,800	3,119
Macerich†	57,909	4,320
Mack-Cali Realty†	18,120	334
Mid-America Apartment Communities†	19,100	1,391
Paramount Group†	104,610	1,795
Pebblebrook Hotel Trust†	10,120	434
Physicians Realty Trust†	20,780	319

Description	Shares	Market Value ($ Thousands)
Piedmont Office Realty Trust, Cl A†	81,800	$1,439
ProLogis†	256,557	9,518
PS Business Parks†	20,670	1,491
Public Storage†	61,421	11,324
QTS Realty Trust*†	17,900	652
Ramco-Gershenson Properties†	55,140	900
Regency Centers†	44,490	2,624
Retail Opportunity Investments†	169,480	2,647
Rexford Industrial Realty†	41,520	605
RLJ Lodging Trust†	77,480	2,307
Senior Housing Properties Trust†	123,800	2,173
Simon Property Group†	104,538	18,087
SL Green Realty†	31,430	3,454
Sovran Self Storage†	14,190	1,233
Strategic Hotels & Resorts*†	89,160	1,081
Sunstone Hotel Investors†	102,140	1,533
Taubman Centers†	50,980	3,543
UDR, Cl REIT†	161,440	5,171
Urban Edge Properties†	23,440	487
Ventas†	121,510	7,545
Vornado Realty Trust†	75,340	7,152
Washington†	50,090	1,300
Weingarten Realty Investors†	26,170	856

		222,098

Total Common Stock (Cost $192,416) ($ Thousands)		225,428

CASH EQUIVALENT — 7.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%††**	18,048,789	18,049

Total Cash Equivalent (Cost $18,049) ($ Thousands)		18,049

Total Investments — 100.0% (Cost $210,465) ($ Thousands)‡‡		$243,477

Percentages are based on Net Assets of $243,608 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in affiliated security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl — Class

‡‡

At June 30, 2015, the tax basis cost of the Fund’s investments was $210,465 ($ Thousands), and the unrealized appreciation and depreciation were $36,467 ($ Thousands) and ($3,455) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$225,428	$—	$—	$225,428
Cash Equivalent	18,049	—	—	18,049

Total Investments in Securities	$243,477	$—	$—	$243,477

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 39.8%

Consumer Discretionary — 5.5%
AutoZone
1.300%, 01/13/2017	$500	$501
CCO Holdings LLC
5.250%, 09/30/2022	250	246
CSC Holdings
8.625%, 02/15/2019	875	992
Daimler Finance North America LLC (A)
1.650%, 05/18/2018	300	299
1.375%, 08/01/2017	535	534
ERAC USA Finance LLC
1.400%, 04/15/2016 (A)	115	115
Family Tree Escrow
5.750%, 03/01/2023 (A)	125	131
Ford Motor Credit LLC
1.724%, 12/06/2017	350	348
1.118%, 03/12/2019 (B)	400	397
General Motors Financial
2.400%, 04/10/2018	750	752
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	300	324
Hyundai Capital America (A)
2.000%, 03/19/2018	235	235
1.625%, 10/02/2015	150	150
NBCUniversal Enterprise
0.960%, 04/15/2018 (A) (B)	550	552
Nissan Motor Acceptance MTN (A) (B)
0.981%, 09/26/2016	350	352
0.812%, 03/03/2017	310	311
President and Fellows of Harvard College
6.300%, 10/01/2037	380	396
Sinclair Television Group
5.625%, 08/01/2024 (A)	500	489
Sirius XM Radio (A)
5.875%, 10/01/2020	700	718
5.375%, 04/15/2025	100	97
Thomson Reuters
1.650%, 09/29/2017	345	345
0.875%, 05/23/2016	250	249
Time Warner Cable
5.850%, 05/01/2017	450	481
Tribune Media
5.875%, 07/15/2022 (A)	310	312
Volkswagen Group of America Finance (A)
1.250%, 05/23/2017	300	300
0.754%, 05/22/2018 (B)	300	300
0.716%, 11/20/2017 (B)	800	801
Whirlpool
1.350%, 03/01/2017	440	441

		11,168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 1.7%
Anheuser-Busch InBev Finance
0.678%, 02/01/2019 (B)	$650	$642
CVS Health
1.200%, 12/05/2016	330	331
Elizabeth Arden
7.375%, 03/15/2021	189	153
JM Smucker
1.750%, 03/15/2018 (A)	180	180
Kroger
0.804%, 10/17/2016 (B)	450	450
Mondelez International
0.798%, 02/01/2019 (B)	450	445
Reynolds American
2.300%, 06/12/2018	445	448
SABMiller Holdings
0.968%, 08/01/2018 (A) (B)	500	501
Spectrum Brands
5.750%, 07/15/2025 (A)	99	101
Sysco
1.450%, 10/02/2017	105	106

		3,357

Energy — 3.0%
Atwood Oceanics
6.500%, 02/01/2020	700	675
BP Capital Markets PLC (B)
0.911%, 09/26/2018	700	702
0.702%, 02/13/2018	400	398
ConocoPhillips
1.500%, 05/15/2018	395	395
Devon Energy
0.826%, 12/15/2016 (B)	600	593
Enbridge
0.734%, 06/02/2017 (B)	675	667
Energy Transfer Partners
2.500%, 06/15/2018	350	351
Enterprise Products
1.250%, 08/13/2015	40	40
Genesis Energy
6.000%, 05/15/2023	95	95
Gibson Energy
6.750%, 07/15/2021 (A)	207	214
Halcon Resources
8.625%, 02/01/2020 (A)	175	173
Hess
1.300%, 06/15/2017	365	363
Kinder Morgan
2.000%, 12/01/2017	270	269
Regency Energy Partners
5.000%, 10/01/2022	200	203
Statoil
0.736%, 11/08/2018 (B)	300	299

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Total Capital Canada Ltd.
0.655%, 01/15/2016 (B)	$170	$170
Total Capital International
0.849%, 08/10/2018 (B)	450	452

		6,059

Financials — 19.1%
Abbey National Treasury Services (B)
0.796%, 03/13/2017	600	599
0.692%, 09/29/2017	350	349
ABN AMRO Bank
1.079%, 10/28/2016 (A) (B)	450	452
Australia & New Zealand Banking Group (B)
0.834%, 05/15/2018	300	300
0.651%, 01/10/2017 (A)	300	300
Bank of America MTN
5.650%, 05/01/2018	110	121
2.000%, 01/11/2018	190	191
1.700%, 08/25/2017	500	501
1.046%, 09/15/2036 (B)	700	643
Bank of Montreal MTN
0.874%, 04/09/2018 (B)	650	654
Bank of New York Mellon MTN
0.719%, 03/06/2018 (B)	650	650
Bank of Nova Scotia
1.300%, 07/21/2017	400	400
Bank of Tokyo-Mitsubishi UFJ (A)
1.450%, 09/08/2017	400	398
0.589%, 09/08/2017 (B)	400	399
Barclays Bank PLC MTN
6.050%, 12/04/2017 (A)	600	653
BB&T MTN (B)
1.146%, 06/15/2018	535	538
0.938%, 02/01/2019	325	325
BNP Paribas MTN
0.878%, 12/12/2016 (B)	600	601
BPCE MTN
1.129%, 02/10/2017 (B)	700	704
Capital One Bank USA
1.300%, 06/05/2017	550	547
Citigroup
0.832%, 08/25/2036 (B)	1,500	1,169
Citizens Bank MTN
1.600%, 12/04/2017	800	799
Commonwealth Bank of Australia MTN
0.688%, 03/12/2018 (A) (B)	650	650
Credit Agricole MTN
1.252%, 06/10/2020 (A) (B)	500	499
Credit Suisse NY MTN
1.700%, 04/27/2018	500	497
0.969%, 01/29/2018 (B)	500	499
Deutsche Bank
1.350%, 05/30/2017	700	695
0.957%, 02/13/2018 (B)	475	473

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Equinix †
5.750%, 01/01/2025	$505	$500
Goldman Sachs Group (B)
1.478%, 04/30/2018	125	127
1.437%, 04/23/2020	500	505
1.374%, 11/15/2018	400	402
HSBC Bank PLC
0.914%, 05/15/2018 (A) (B)	600	603
HSBC USA
1.300%, 06/23/2017	700	700
Huntington National Bank
1.375%, 04/24/2017	350	348
0.703%, 04/24/2017 (B)	350	348
ING Bank
0.964%, 10/01/2019 (A) (B)	400	401
Intesa Sanpaolo
3.125%, 01/15/2016	300	302
JPMorgan Chase
0.909%, 01/28/2019 (B)	300	299
JPMorgan Chase Capital XXI
1.229%, 02/02/2037 (B)	1,300	1,084
KeyBank
0.803%, 06/01/2018 (B)	600	600
Lloyds Bank
0.806%, 03/16/2018 (B)	600	600
Macquarie Group
1.278%, 01/31/2017 (A) (B)	400	402
Manufacturers & Traders Trust
1.400%, 07/25/2017	475	474
0.653%, 01/30/2017 (B)	400	399
Metropolitan Life Global Funding I (A)
1.500%, 01/10/2018	220	220
0.651%, 04/10/2017 (B)	500	502
Mizuho Bank
0.921%, 03/26/2018 (A) (B)	550	551
Morgan Stanley
5.950%, 12/28/2017	140	154
1.128%, 01/24/2019 (B)	450	450
MSCI
5.250%, 11/15/2024 (A)	160	162
New York Life Global Funding
1.125%, 03/01/2017 (A)	500	500
Nordea Bank
1.250%, 04/04/2017 (A)	600	600
Principal Life Global Funding II MTN (A)
1.200%, 05/19/2017	400	399
1.125%, 02/24/2017	300	300
Prudential Financial MTN
1.054%, 08/15/2018 (B)	500	503
RHP Hotel Properties †
5.000%, 04/15/2021	217	217
5.000%, 04/15/2023 (A)	105	103
Santander Bank
1.206%, 01/12/2018 (B)	800	799

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Societe Generale MTN
1.354%, 10/01/2018 (B)	$550	$558
Standard Chartered MTN
0.914%, 04/17/2018 (A) (B)	800	800
State Street Capital Trust IV
1.286%, 06/15/2037 (B)	375	327
Sumitomo Mitsui Banking
0.701%, 01/10/2017 (B)	400	400
SunTrust Bank
0.714%, 02/15/2017(B)	650	648
Svenska Handelsbanken
0.751%, 09/23/2016 (B)	800	803
Synchrony Financial
1.875%, 08/15/2017	325	325
1.509%, 02/03/2020 (B)	750	753
Toronto-Dominion Bank MTN (B)
0.741%, 09/09/2016	200	201
0.519%, 05/02/2017	600	600
UBS MTN
5.875%, 12/20/2017	400	440
0.915%, 08/14/2019 (B)	700	699
Unitrin
6.000%, 05/15/2017	670	714
US Bancorp MTN
0.677%, 04/25/2019 (B)	550	547
Ventas Realty†
1.550%, 09/26/2016	500	502
1.250%, 04/17/2017	130	129
WEA Finance
1.750%, 09/15/2017 (A)	280	281
Wells Fargo MTN
1.150%, 06/02/2017	700	698
0.958%, 01/30/2020 (B)	500	497
Westpac Banking
1.200%, 05/19/2017	300	301
0.884%, 01/17/2019 (B)	400	401

		38,784

Health Care — 3.9%
AbbVie
1.800%, 05/14/2018	525	523
Actavis Funding SCS
1.368%, 03/12/2018 (B)	850	854
1.300%, 06/15/2017	550	546
Amgen
2.125%, 05/15/2017	600	609
Baxalta
1.061%, 06/22/2018 (A) (B)	500	500
Bayer US Finance
0.551%, 10/06/2017 (A) (B)	550	549
Becton Dickinson
1.800%, 12/15/2017	625	625
ExamWorks Group
5.625%, 04/15/2023	105	108

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Express Scripts Holding
1.250%, 06/02/2017	$550	$547
Mallinckrodt International Finance
4.875%, 04/15/2020 (A)	71	72
McKesson
1.292%, 03/10/2017	370	370
0.950%, 12/04/2015	235	235
Medtronic
1.500%, 03/15/2018 (A)	340	339
Mylan
1.350%, 11/29/2016	450	449
Providence Health & Services Obligated Group
1.074%, 10/01/2016 (B)	800	803
Thermo Fisher Scientific
1.300%, 02/01/2017	145	145
Zimmer Biomet Holdings
1.450%, 04/01/2017	625	625

		7,899

Industrials — 2.9%
Air Lease
4.500%, 01/15/2016	350	355
2.125%, 01/15/2018	310	307
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	350	333
Bombardier
6.000%, 10/15/2022 (A)	245	217
Clean Harbors
5.250%, 08/01/2020	350	355
Continental
4.500%, 09/15/2019	450	462
GATX
1.250%, 03/04/2017	245	244
General Electric Capital MTN
1.250%, 05/15/2017	600	601
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	500	499
ILFC E-Capital Trust I
4.690%, 12/21/2065 (A) (B)	500	495
Manitowoc
5.875%, 10/15/2022	35	38
Nielsen Finance
5.000%, 04/15/2022 (A)	700	686
PACCAR Financial MTN
1.100%, 06/06/2017	360	360
Pentair Finance
1.350%, 12/01/2015	285	285
Precision Castparts
0.700%, 12/20/2015	135	135
Sensata Technologies
5.000%, 10/01/2025 (A)	207	202
United Rentals North America
4.625%, 07/15/2023	325	319

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
West
5.375%, 07/15/2022 (A)	$70	$66

		5,959

Information Technology — 1.3%
Audatex North America (A)
6.125%, 11/01/2023	475	488
6.000%, 06/15/2021	300	308
Bankrate
6.125%, 08/15/2018 (A)	300	291
CommScope
5.500%, 06/15/2024 (A)	500	486
Fidelity National Information Services
1.450%, 06/05/2017	210	210
Hewlett-Packard
1.217%, 01/14/2019 (B)	600	592
TSMC Global
0.950%, 04/03/2016 (A)	250	249
Western Union
2.375%, 12/10/2015	85	85

		2,709

Materials — 0.6%
Monsanto
1.150%, 06/30/2017	625	621
Rio Tinto Finance USA PLC
1.123%, 06/17/2016 (B)	625	627

		1,248

Telecommunication Services — 1.1%
AT&T
1.212%, 06/30/2020 (B)	550	552
British Telecommunications PLC
1.250%, 02/14/2017	295	294
Verizon Communications
2.036%, 09/14/2018 (B)	515	533
1.350%, 06/09/2017	750	749

		2,128

Utilities — 0.7%
Dominion Gas Holdings
1.050%, 11/01/2016	600	599
Exelon
1.550%, 06/09/2017	180	180
Southern
1.300%, 08/15/2017	390	390
Talen Energy Supply
5.125%, 07/15/2019 (A)	270	264

		1,433

Total Corporate Obligations (Cost $81,560) ($ Thousands)		80,744

LOAN PARTICIPATIONS — 31.1%
Acadia Healthcare Company, 1st Lien
4.250%, 02/11/2022	200	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Acosta
4.250%, 09/24/2021	$892	$888
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/2021	597	594
Advantage Sales and Marketing, 2nd Lien
7.500%, 07/25/2022	300	301
Affinion Group Holdings
6.750%, 10/08/2016	553	528
Air Medical
4.500%, 04/15/2022	355	352
Alere
0.000%, 06/10/2022 (C)	750	750
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	7	7
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	419	421
Alinta, Delayed Term Loan Unfunded
1.000%, 08/13/2018 (G)	21	—
Alliance Holdings, Term Loan
5.000%, 12/07/2019	725	726
Alliance Laundry System, Term Loan B
4.250%, 12/07/2018	519	519
Allison Transmission
3.500%, 08/23/2019	616	616
American Builders & Contract Supply, Term Loan B
3.500%, 04/16/2020	493	490
American Renal Holdings
4.500%, 08/14/2019	528	528
American Tire Distributors, 1st Lien
5.250%, 09/24/2021	250	252
Applied Systems, 1st Lien Term Loan
4.250%, 01/25/2021	475	474
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	172	172
Aramark, 1st Lien
3.250%, 02/24/2021	691	687
Aramark, 1st Lien Term Loan
0.031%, 07/26/2016	32	32
Ardagh Holdings USA, 1st Lien
4.000%, 12/17/2019	446	444
Aricent Technologies, 1st Lien
5.500%, 04/14/2021	695	702
Asurion LLC
5.000%, 05/24/2019	341	342
Asurion, 2nd Lien Term Loan
8.500%, 03/03/2021	650	660
BE Aerospace
4.000%, 11/19/2021	204	204
BE Aerospace, 1st Lien
4.000%, 11/19/2021	67	68
Black Knight
3.750%, 05/09/2022	53	53

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Booz Allen Hamilton, 1st Lien Term Loan B1
3.750%, 07/31/2019	$246	$246
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	494	490
Burger King 5/15 TLB
3.750%, 12/10/2021	88	88
Calpine 5/15 B5 Cov-Lite TL
3.500%, 05/20/2022	665	659
Catalent Pharma Solutions, 1st Lien Term Loan B
4.250%, 05/20/2021	496	496
CCM Merger
4.500%, 08/06/2021	400	400
CDW, Term Loan
3.250%, 04/29/2020	490	486
Ceramtec Acquisition
4.250%, 08/30/2020	84	84
CeramTec GmbH, Term Loan B
4.250%, 08/30/2020	207	207
Charter Communications Operating LLC, Term Loan E
3.000%, 04/10/2020	314	311
Chief Exploration
7.500%, 05/16/2021	500	469
Communications Sales and Leasing
5.000%, 10/14/2022	215	211
Constantia Flexibles, 1st Lien
4.750%, 04/30/2022	33	33
Constantinople Acquisition
4.750%, 04/30/2022	167	167
ConvaTec, Dollar Term Loan
4.250%, 12/30/2016	153	153
Cumulus Media, 1st Lien
4.250%, 12/23/2020	564	535
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	200	201
5.000%, 11/02/2018	533	534
Dex Media West
8.000%, 12/30/2016	399	268
Dollar Tree, 1st Lien
3.500%, 02/06/2022	251	250
Dollar Tree, Term Loan B-1
3.500%, 03/09/2022	369	369
EFS Cogen Holdings, 1st Lien Term Loan
3.750%, 12/17/2020	212	212
Emergency Medical Services Cov-Lite, Term Loan
4.000%, 05/25/2018	20	19
Emergency Medical Services, Initial Term Loan
4.000%, 04/27/2018	217	217
4.000%, 05/25/2018	107	107
Endurance International, 1st Lien
5.000%, 11/09/2019	355	354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy & Exploration Partners, 1st Lien Term Loan B
7.750%, 01/22/2019	$630	$530
Energy Transfer Equity LP, 1st Lien
4.000%, 12/02/2019	232	232
Entegris, 1st Lien Term Loan B
3.500%, 04/30/2021	363	360
Epicor
4.750%, 05/12/2022	239	238
Equinox Fitness Club, Term Loan B
5.000%, 01/31/2020	735	738
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	642	623
Fibertech Networks LLC, Term Loan B
4.000%, 11/30/2016	510	509
First Data, 1st Lien Term Loan
3.687%, 03/23/2018	624	622
Freescale Semiconductor, Term Loan
4.250%, 02/13/2020	796	796
Generac Power Systems, Term Loan B
3.250%, 06/22/2018	599	593
Genpact International, Term Loan B
3.500%, 08/30/2019	489	489
Gray Television, Cov-Lite, 1st Lien Term Loan
3.750%, 06/13/2021	151	151
Greeneden U.S. Holding II LLC
4.000%, 01/31/2020	895	888
Harbor Freight Tools
4.750%, 07/26/2019	234	235
Harron Communications L.P., Term Loan B
3.500%, 10/05/2017	175	175
Headwaters, 1st Lien Term Loan B
4.500%, 03/11/2022	80	80
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	134	134
Hilton Worldwide Holdings, 1st Lien Term Loan B
3.500%, 10/26/2020	299	300
Houghton Mifflin 5/15 Cov-Lite TLB
4.000%, 05/28/2021	350	348
Hub International, 1st Lien Term Loan B
4.000%, 10/02/2020	1,088	1,079
Hyperion Insurance Group
5.500%, 03/26/2022	270	271
IMS Health
3.500%, 03/17/2021	576	572
Ina Beteiligungs, 1st Lien Term Loan B
4.250%, 05/15/2020	425	427
Ineos Holdings Limited Cov-Lite
3.750%, 04/27/2018	602	600
Ineos US Finance, 1st Lien
4.250%, 03/11/2022	60	60
Informatica
0.000%, 06/03/2022 (C)	270	269

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Intelsat Jackson Holdings
3.750%, 06/30/2019	$288	$286
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	530	531
ION Trading Technologies, 1st Lien Term Loan
4.250%, 06/10/2021	722	714
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	350	349
Jeld-Wen
0.000%, 06/24/2022 (C)	500	500
Jeld-Wen, Term Loan B, 1st Lien
5.250%, 09/24/2021	208	208
JHT Holding, 2nd Lien Term Loan
12.500%, 04/30/2016 (D) (E)	53	18
Klockner Pentaplast of America
5.000%, 04/28/2020	33	33
5.000%, 04/22/2020	76	76
Kronos, Incremental Term Loan
4.500%, 10/30/2019	971	970
Language Line LLC, Term Loan B
6.250%, 06/20/2016	408	406
Lee Enterprises
7.250%, 03/31/2019	33	33
Lee Enterprises, Term Loan B
7.250%, 03/31/2019	265	266
Leslie’s Poolmart Cov-Lite, 1st Lien
4.250%, 10/16/2019	586	586
Level 3 Communications
4.000%, 08/01/2019	750	750
Lifetime Fitness
4.250%, 06/03/2022	358	355
Light Tower Fiber LLC, Term Loan
4.000%, 04/13/2020	197	195
Light Tower Fiber, Term Loan
8.000%, 04/12/2021	63	63
Media General, Term Loan
4.250%, 07/31/2020	219	219
MEG Energy
3.750%, 03/21/2020	627	614
MGM Resorts, Term Loan B
3.500%, 12/20/2019	392	389
Millennium Labortories, 1st Lien Term Loan B
5.250%, 04/16/2021	652	265
Mohegan Tribal Gaming Authority, 1st Lien Term Loan B
5.500%, 11/19/2019	249	247
MTL Publishing LLC, Term Loan B
3.750%, 03/05/2018	426	425
Mueller Water Products, 1st Lien Term Loan B
4.000%, 11/19/2021	98	97
Murray Energy 3/15 Cov-Lite TLB2
7.500%, 04/09/2020	375	347

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navistar International
5.750%, 08/17/2017	$155	$156
Nelson Education Limited, Term Loan B1
6.750%, 07/05/2014 (F)	206	149
Numericable US, 1st Lien Term Loan B1
4.500%, 05/21/2020	70	70
Numericable US, 1st Lien Term Loan B2
4.500%, 05/21/2020	60	60
Ocwen Financial
5.000%, 02/15/2018	71	71
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	730	718
Par Pharmaceutical Incremental Term Loan B3
4.250%, 09/30/2019	200	199
Peabody Energy, 1st Lien Term Loan B Cov-Lite
4.250%, 09/24/2020	310	260
Penn Products Terminals
4.750%, 04/01/2022	140	140
Pilot Travel Centers LLC, 1st Lien Term Loan B
4.250%, 09/17/2021	990	999
Post Holdings
3.750%, 06/02/2021	106	106
Post Holdings, 1st Lien Term Loan B
3.750%, 06/02/2021	134	133
Quintiles Transnational
3.250%, 05/06/2022	300	300
Radnet
5.500%, 10/10/2018	20	20
4.250%, 10/10/2018	724	724
Realogy
3.750%, 03/05/2020	28	28
Redtop Acquisitions, 1st Lien
4.500%, 12/03/2020	99	98
Redtop Acquisitions, 2nd Lien
8.250%, 06/03/2021	104	104
Regal Cinemas
3.750%, 04/01/2022	85	85
Regal Cinemas, 1st Lien
3.750%, 03/25/2022	189	189
Rexnord LLC, Term Loan B
4.000%, 08/21/2020	829	826
Royal Adhesives & Sealants
4.500%, 06/19/2022	127	127
SBA Finance
3.250%, 06/01/2022	521	515
Seadrill Partners LLC, 1st Lien Term Loan B
4.000%, 02/21/2021	656	494
Seaworld
3.000%, 05/30/2020	153	147
Seminole Hard Rock Entertainment, Term Loan B
3.500%, 05/08/2020	497	495

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Serta Simmons Holdings, Term Loan B
4.250%, 09/19/2019	$504	$503
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	396	397
Siemens Audiology 12/14 (USD) TLB2
5.500%, 12/10/2021	325	325
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	123	115
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	412	411
Solvay
4.750%, 12/01/2021	1	1
Spectrum Brands
3.750%, 06/23/2022	544	544
SS&C Technologies
0.000%, 06/29/2022 (C)	500	500
Starwood Property Trust, Term Loan B
3.500%, 04/17/2020	863	857
Sterigenics-Nordion 5/15 Cov-Lite TLB
4.250%, 05/15/2022	269	269
Surgical Care Affiliates, 1st Lien
4.250%, 03/11/2022	375	374
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	988	831
TASC, 1st Lien Term Loan
7.000%, 05/23/2020	473	476
TASC, 2nd Lien Term Loan
12.000%, 05/23/2021	128	133
Telesat Canada, Term Loan B
3.500%, 03/26/2019	391	389
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	375	274
Texas Competitive Electric Holdings, Extending Term Loan
4.668%, 10/10/2017 (F)	7	4
4.668%, 10/10/2017 (F)	647	371
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	591	587
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/2021	859	858
Townsquare Media, 1st Lien
4.250%, 03/25/2022	100	100
TransDigm, Coe-Lite, 1st Lien, Term Loan D
3.750%, 06/04/2021	508	503
Transunion
3.750%, 04/09/2021	990	981
Tribune Company, 1st Lien Term Loan B
4.000%, 12/27/2020	441	441
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	302	189
True Religion Apparel, Term Loan
5.875%, 07/30/2019	325	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Univar
0.000%, 06/24/2022 (C)	$180	$180
Univision Communications, Term Loan C3
4.000%, 03/01/2020	543	538
Valeant 3/15 Delayed Draw F1 TLB
4.000%, 04/01/2022	108	108
Valeant Pharmaceuticals
3.500%, 02/13/2019	95	95
Valeant Pharmaceuticals International, Term Loan E
3.500%, 08/05/2020	398	396
Valeant Pharmaceuticals, 1st Lien
4.000%, 04/01/2022	142	141
Vanity LLC, 1st Lien Term Loan B
3.750%, 06/13/2021	246	246
Verint Systems, 1st Lien Term Loan B
3.500%, 09/06/2019	390	390
Warner Music Group, Term Loan
3.750%, 07/01/2020	494	486
Waste Industries, 1st Lien
4.250%, 02/20/2020	400	401
WaveDivision Holdings
4.000%, 08/09/2019	172	172
WCA Waste Systems, Term Loan
4.000%, 03/23/2018	243	241
Weight Watchers International
4.000%, 04/02/2020	357	171
Weight Watchers International, 1st Lien Term Loan B2
4.000%, 04/02/2020	—	—
West
3.250%, 06/30/2018	293	292
Wideopenwest Finance
4.500%, 04/01/2019	526	524
Wilsonart International Holdings LLC, 1st Lien
4.000%, 10/31/2019	693	685
York Risk Services Holding, Term Loan B
4.750%, 10/01/2021	686	670
Ziggo, 1st Lien Term Loan B1
3.500%, 01/15/2022	307	303
Ziggo, 1st Lien Term Loan B2
3.500%, 01/15/2022	173	171
Ziggo, 1st Lien Term Loan B3
3.500%, 01/15/2022	309	305

Total Loan Participations (Cost $64,922) ($ Thousands)		63,202

ASSET-BACKED SECURITIES — 12.5%

Automotive — 5.2%
Ally Auto Receivables Trust, Ser 2013-SN1, Cl A3
0.720%, 05/20/2016	32	32

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ally Auto Receivables Trust, Ser 2014-SN1, Cl A3
0.750%, 02/21/2017	$285	$285
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (A)	61	61
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl A
1.140%, 03/12/2018 (A)	34	34
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (A)	134	134
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	44	44
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	258	258
AmeriCredit Automobile Receivables Trust, Ser 2013-5, Cl A2B
0.560%, 03/08/2017 (B)	13	13
ARI Fleet Lease Trust, Ser 2012-A, Cl A
0.736%, 03/15/2020 (A) (B)	128	128
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.486%, 01/15/2021 (A) (B)	117	116
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A1A
0.680%, 05/20/2016	52	52
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	1	1
CarMax Auto Owner Trust, Ser 2011-3, Cl B
2.170%, 07/17/2017	550	553
CarMax Auto Owner Trust, Ser 2012-3, Cl C
1.500%, 08/15/2018	115	116
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (A)	207	207
Chesapeake Funding LLC, Ser 2012-1A, Cl A
0.934%, 11/07/2023 (A) (B)	66	66
Chesapeake Funding LLC, Ser 2013-1A, Cl A
0.634%, 01/07/2025 (A) (B)	536	536
Chesapeake Funding LLC, Ser 2014-1A, Cl A
0.604%, 03/07/2026 (A) (B)	448	448
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (A)	136	136
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (A)	141	141
Credit Acceptance Auto Loan Trust, Ser 2013-1A, Cl A
1.210%, 10/15/2020 (A)	207	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Acceptance Auto Loan Trust, Ser 2013-2A, Cl A
1.500%, 04/15/2021 (A)	$400	$401
Credit Acceptance Auto Loan Trust, Ser 2014-1A, Cl A
1.550%, 10/15/2021 (A)	345	346
DT Auto Owner Trust, Ser 2014-1A, Cl A
0.660%, 07/17/2017 (A)	1	1
Enterprise Fleet Financing LLC, Ser 2013-1, Cl A2
0.680%, 09/20/2018 (A)	130	130
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	159	159
First Investors Auto Owner Trust, Ser 2012-2A, Cl A2
1.470%, 05/15/2018 (A)	74	74
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (A)	43	43
First Investors Auto Owner Trust, Ser 2013-2A, Cl A2
1.230%, 03/15/2019 (A)	226	227
First Investors Auto Owner Trust, Ser 2013-3A, Cl A2
0.890%, 09/15/2017 (A)	14	14
First Investors Auto Owner Trust, Ser 2014-1A, Cl A2
0.800%, 02/15/2018 (A)	97	97
Ford Credit Auto Owner Trust, Ser 2012-A, Cl B
1.880%, 08/15/2017	475	479
Ford Credit Auto Owner Trust, Ser 2012-B, Cl D
2.930%, 10/15/2018	700	714
Harley-Davidson Motorcycle Trust, Ser 2012-1, Cl A3
0.680%, 04/15/2017	7	7
M&T Bank Auto Receivables Trust, Ser 2013-1A, Cl A3
1.060%, 11/15/2017 (A)	547	548
Mercedes Benz Auto Lease Trust, Ser 2013-B, Cl A3
0.620%, 07/15/2016	77	77
Porsche Innovative Lease Owner Trust, Ser 2013-1, Cl A4
0.880%, 10/22/2019 (A)	335	335
Prestige Auto Receivables Trust, Ser 2013-1A, Cl A2
1.090%, 02/15/2018 (A)	66	66
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (A)	160	160

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Prestige Auto Receivables Trust, Ser 2015-1, Cl A2
1.090%, 02/15/2019 (A)	$270	$270
Santander Drive Auto Receivables Trust, Ser 2012-3, Cl D
3.640%, 05/15/2018	545	561
Santander Drive Auto Receivables Trust, Ser 2013-3, Cl A3
0.700%, 10/16/2017	167	167
Santander Drive Auto Receivables Trust, Ser 2014-1, Cl A2A
0.660%, 06/15/2017	18	18
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl A2A
0.540%, 07/17/2017	92	92
Westlake Automobile Receivables Trust, Ser 2013-1A, Cl A2
1.120%, 01/15/2018 (A)	55	55
Westlake Automobile Receivables Trust, Ser 2014-1A, Cl A2
0.700%, 05/15/2017 (A)	233	232
Westlake Automobile Receivables Trust, Ser 2014-2A, Cl A2
0.970%, 10/16/2017 (A)	358	358
Westlake Automobile Receivables Trust, Ser 2015-2A, Cl A2A
1.280%, 07/16/2018 (A)	595	595
Wheels SPV 2 LLC, Ser 2014-1A, Cl A2
0.840%, 03/20/2023 (A)	421	420
World Omni Auto Receivables Trust, Ser 2012-A, Cl A3
0.640%, 02/15/2017	17	17
World Omni Master Owner Trust, Ser 2013-1, Cl A
0.536%, 02/15/2018 (A) (B)	235	235

		10,466

Credit Cards — 2.7%
Barclays Dryrock Issuance Trust, Ser 2012-2, Cl A
0.640%, 08/15/2018	440	440
Barclays Dryrock Issuance Trust, Ser 2013-1, Cl A
0.526%, 07/16/2018 (B)	240	240
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.524%, 03/16/2020 (B)	190	190
Chase Issuance Trust, Ser 2007-B1, Cl B1
0.436%, 04/15/2019 (B)	750	745
Chase Issuance Trust, Ser 2013-A6, Cl A6
0.606%, 07/15/2020 (B)	650	651
Chase Issuance Trust, Ser 2014-A1, Cl A1
1.150%, 01/15/2019	490	491

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citibank Credit Card Issuance Trust, Ser 2013-A3, Cl A3
1.110%, 07/23/2018	$600	$602
Citibank Credit Card Issuance Trust, Ser 2014-A2, Cl A2
1.020%, 02/22/2019	485	485
Golden Credit Card Trust, Ser 2012-5A, Cl A
0.790%, 09/15/2017 (A)	525	525
Master Credit Card Trust, Ser 2012-2A, Cl A
0.780%, 04/21/2017 (A)	330	330
Synchrony Credit Card Master Note Trust, Ser 2014-1, Cl A
1.610%, 11/15/2020	800	803

		5,502

Other Asset-Backed Securities — 4.6%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.861%, 01/25/2035 (B)	237	233
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl A2B
1.287%, 09/25/2034 (B)	207	205
Ally Master Owner Trust, Ser 2013-1, Cl A1
0.636%, 02/15/2018 (B)	280	280
Ally Master Owner Trust, Ser 2014-5, Cl A2
1.600%, 10/15/2019	800	803
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD2, Cl 2A1
0.845%, 12/25/2044 (B)	91	91
CIFC Funding Ltd., Ser 2013-1A, Cl A1
1.426%, 04/16/2025 (A) (B)	485	480
CNH Equipment Trust, Ser 2012-B, Cl A3
0.860%, 09/15/2017	7	7
CNH Equipment Trust, Ser 2013-D, Cl A2
0.490%, 03/15/2017	16	16
First Franklin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A3
0.427%, 01/25/2036 (B)	449	442
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.566%, 01/15/2018 (B)	330	330
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.656%, 09/15/2018 (B)	505	506
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.586%, 02/15/2019 (B)	490	490
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl B
1.400%, 02/15/2019	90	90
GE Equipment Midticket LLC, Ser 2012-1, Cl A3
0.600%, 05/23/2016	2	2

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A2
0.686%, 05/15/2020 (A) (B)	$430	$430
John Deere Owner Trust, Ser 2012-B, Cl A3
0.530%, 07/15/2016	43	43
John Deere Owner Trust, Ser 2013-A, Cl A3
0.600%, 03/15/2017	355	355
JP Morgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.311%, 11/25/2036 (B)	109	108
Kubota Credit Owner Trust, Ser 2014-1A, Cl A2
0.580%, 02/15/2017 (A)	134	134
Kubota Credit Owner Trust, Ser 2015-1A, Cl A2
0.940%, 12/15/2017 (A)	515	515
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)	310	310
MMAF Equipment Finance , Ser 2014-AA, Cl A3
0.870%, 01/08/2019 (A)	745	742
NYCTL Trust, Ser 2014-A, Cl A
1.030%, 11/10/2027 (A)	106	106
Ocwen Freddie Advance Funding, Ser 2015- T1, Cl AT1
2.062%, 11/15/2045 (A)	235	235
SLM Student Loan Trust, Ser 2011-1, Cl A1
0.707%, 03/25/2026 (B)	281	282
SLM Student Loan Trust, Ser 2011-B, Cl A1
1.036%, 12/16/2024 (A) (B)	87	87
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (A)	510	511
Structured Asset Securities Mortgage Loan Trust, Ser 2006-GEL3, Cl A2
0.417%, 07/25/2036 (A) (B)	796	792
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF1, Cl A1
0.337%, 02/25/2036 (B)	224	222
Volvo Financial Equipment LLC, Ser 2013-1A, Cl A3
0.740%, 03/15/2017 (A)	186	186
Volvo Financial Equipment LLC, Ser 2014-1A, Cl A3
0.820%, 04/16/2018 (A)	285	285

		9,318

Total Asset-Backed Securities (Cost $25,286) ($ Thousands)		25,286

MORTGAGE-BACKED SECURITIES — 12.1%

Agency Mortgage-Backed Obligations — 3.0%
FHLMC
6.000%, 09/01/2026	87	99
FNMA
6.500%, 09/01/2026	67	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 11/01/2026 to 04/01/2040	$510	$579
5.000%, 02/01/2023 to 03/01/2025	144	155
FNMA TBA
3.500%, 07/25/2026	900	949
3.000%, 07/01/2026	3,100	3,212
NCUA Guaranteed Notes, Ser 2010-R1, Cl 1A
0.631%, 10/07/2020 (B)	339	341
NCUA Guaranteed Notes, Ser 2011-R1, Cl 1A
0.631%, 01/08/2020 (B)	441	443
NCUA Guaranteed Notes, Ser 2011-R3, Cl 1A
0.580%, 03/11/2020 (B)	146	146
NCUA Guaranteed Notes, Ser 2011-R4, Cl 1A
0.561%, 03/06/2020 (B)	108	108
NCUA Guaranteed Notes, Ser 2011-R6, Cl 1A
0.561%, 05/07/2020 (B)	21	21

		6,130

Non-Agency Mortgage-Backed Obligations — 9.1%
Adjustable Rate Mortgage Trust, Ser 2005-4, Cl 7A2
0.647%, 08/25/2035 (A) (B)	242	241
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
2.667%, 11/25/2034 (A) (B)	92	92
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.573%, 04/25/2035 (A) (B)	249	229
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
2.710%, 10/25/2035 (A) (B)	209	183
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (B)	282	284
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	6	6
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.139%, 10/12/2042 (B)	167	167
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A4
5.430%, 03/11/2039 (B)	414	420
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Cl A4
5.540%, 09/11/2041	315	325
CD Commercial Mortgage Trust, Ser 2005- CD1, Cl A4
5.225%, 07/15/2044 (B)	341	342
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.144%, 12/10/2049 (B)	482	519
Citigroup Commercial Mortgage Trust, Ser 2012-GC8, Cl A1
0.685%, 09/10/2045	214	214

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Deutsche Bank Commercial Mortgage, Ser 2007-CD4, Cl A4
5.322%, 12/11/2049	$725	$755
Citigroup Mortgage Loan Trust, Ser 2004- HYB3, Cl 1A
2.609%, 09/25/2034 (A) (B)	63	63
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl A4
5.299%, 01/15/2046 (B)	340	343
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	563	606
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.943%, 06/10/2046 (B)	536	549
COMM Mortgage Trust, Ser 2012-CR4, Cl A1
0.704%, 10/15/2045	174	174
COMM Mortgage Trust, Ser 2013-CR10, Cl A1
1.278%, 08/10/2046	217	217
COMM Mortgage Trust, Ser 2013-CR9, Cl A1
1.344%, 07/10/2045	181	181
Comm Mortgage Trust, Ser 2014-BBG, Cl A
0.986%, 03/15/2029 (A) (B)	340	339
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl A1
3.156%, 07/10/2046 (A)	162	162
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl A1
0.824%, 08/15/2045	154	154
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A1
0.666%, 11/15/2045	140	139
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.385%, 07/25/2024 (A) (B)	623	621
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (A)	414	418
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M1
1.135%, 05/25/2024 (A) (B)	293	290
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 2M1
1.135%, 05/25/2024 (A) (B)	224	222
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M1
1.337%, 05/25/2025 (A) (B)	144	144
GE Business Loan Trust, Ser 2004-2A, Cl A
0.406%, 12/15/2032 (A) (B)	25	24
GE Business Loan Trust, Ser 2004-2A, Cl B
0.666%, 12/15/2032 (A) (B)	18	18
GE Capital Commercial Mortgage, Ser 2005- C4, Cl A4
5.315%, 11/10/2045 (B)	1,098	1,100

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Granite Master Issuer PLC, Ser 2006-3, Cl A3
0.267%, 12/20/2054 (A) (B)	$499	$496
Granite Master Issuer PLC, Ser 2006-3, Cl A4
0.267%, 12/20/2054 (A) (B)	514	510
Granite Master Issuer PLC, Ser 2006-4, Cl A6
0.367%, 12/20/2054 (A) (B)	76	76
Granite Master Issuer PLC, Ser 2007-1, Cl 2A1
0.327%, 12/20/2054 (A) (B)	292	290
Granite Master Issuer PLC, Ser 2007-1, Cl 3A1
0.387%, 12/20/2054 (A) (B)	90	89
Granite Master Issuer, Ser 2007-1, Cl 2M1
0.687%, 12/20/2054 (A) (B)	503	491
GS Mortgage Securities II, Ser 2012-GCJ9, Cl A1
0.662%, 11/10/2045	146	146
GS Mortgage Securities, Ser 2010-C2, Cl A1
3.849%, 12/10/2043 (A)	409	416
GS Mortgage Securities, Ser 2013-GC13, Cl A1
1.206%, 07/10/2046	135	135
Hilton USA, Ser 2013-HLF, Cl AFL
1.185%, 11/05/2030 (A) (B)	241	241
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.707%, 04/25/2035 (A) (B)	203	185
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-FLD1, Cl M2
0.920%, 07/25/2035 (B)	111	111
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (B)	258	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP7, Cl A4
5.905%, 04/15/2045 (B)	198	203
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A1
3.853%, 06/15/2043 (A)	17	17
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl A1
0.705%, 10/15/2045	59	59
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A1
0.670%, 12/15/2047	36	36
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-C13, Cl A1
1.303%, 01/15/2046	236	237
JPMorgan Mortgage Trust, Ser 2006-A6, Cl 4A1
2.674%, 10/25/2036 (A) (B)	442	416
LB-UBS Commercial Mortgage Trust, Ser C6, Cl A4
5.858%, 07/15/2040 (B)	550	579
Merrill Lynch Mortgage Investors, Ser 2005- A1, Cl 1A
2.775%, 12/25/2034 (A) (B)	146	145

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	$138	$144
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl A1
0.664%, 11/15/2045	87	87
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (A)	267	267
MortgageIT Trust, Ser 2005-5, Cl A1
0.447%, 12/25/2035 (A) (B)	658	595
Opteum Mortgage Acceptance Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl AII1
0.447%, 04/25/2035 (A) (B)	277	279
Option One Mortgage Loan Trust, Ser 2005-1, Cl A1A
0.685%, 02/25/2035 (B)	236	233
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.827%, 11/20/2034 (A) (B)	159	150
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.487%, 12/20/2034 (A) (B)	118	115
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.407%, 03/20/2035 (A) (B)	71	65
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A) (B)	187	186
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A1
0.726%, 08/10/2049	249	248
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.252%, 10/15/2044 (B)	104	104
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A4
5.267%, 12/15/2044 (B)	185	186
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.315%, 03/25/2036 (A) (B)	272	251
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl A1
0.687%, 10/15/2045	243	243
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.619%, 01/25/2035 (A) (B)	208	209
WF-RBS Commercial Mortgage Trust, Ser 2011-C6, Cl A1
1.081%, 04/15/2045	95	95
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A1
0.673%, 11/15/2045	259	258

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WF-RBS Commercial Mortgage Trust, Ser 2013-C15, Cl A1
1.264%, 08/15/2046	$149	$150

		18,542

Total Mortgage-Backed Securities (Cost $25,038) ($ Thousands)		24,672

COLLATERALIZED DEBT OBLIGATIONS — 3.9%

Other Asset-Backed Securities — 3.9%
Apidos CLO XII, Ser 2013-12A, Cl A
1.375%, 04/15/2025 (A) (B)	550	543
Apidos CLO XVII, Ser 2014-17A, Cl A1A
1.774%, 04/17/2026 (A) (B)	350	350
Cent CLO 16 L.P., Ser 2014-16AR, Cl A1AR
1.528%, 08/01/2024 (A) (B)	500	499
Cent CLO 20, Ser 2014-20A, Cl A
1.724%, 01/25/2026 (A) (B)	625	623
Dryden XXXI Senior Loan Fund, Ser 2014-31A, Cl A
1.625%, 04/18/2026 (A) (B)	510	508
Gramercy Park CLO, Ser 2014-1AR, Cl A1R
1.574%, 07/17/2023 (A) (B)	400	400
ING Investment Management CLO, Ser 2014- 1A, Cl A1
1.775%, 04/18/2026 (A) (B)	510	509
ING Investment Management CLO, Ser 2014- 1RA, Cl A2R
2.136%, 03/14/2022 (A) (B)	500	500
ING Investment Management CLO, Ser 2014- 1RA, Cl A1R
1.476%, 03/14/2022 (A) (B)	550	550
Limerock CLO II, Ser 2014-2A, Cl A
1.775%, 04/18/2026 (A) (B)	600	600
Neuberger Berman CLO XVI, Ser 2014-16A, Cl A1
1.745%, 04/15/2026 (A) (B)	440	440
Octagon Investment Partners XVI Ltd., Ser 2013-1A, Cl A
1.394%, 07/17/2025 (A) (B)	550	543
OHA Credit Partners VIII Ltd., Ser 2013-8A, Cl A
1.395%, 04/20/2025 (A) (B)	330	326
OHA Intrepid Leveraged Loan Fund, Ser 2013- 1AR, Cl AR
1.195%, 04/20/2021 (A) (B)	247	246
Race Point VI CLO Ltd., Ser 2014-6RA, Cl BR
2.413%, 05/24/2023 (A) (B)	525	525
Symphony CLO Ltd., Ser 2014-8AR, Cl BR
2.002%, 01/09/2023 (A) (B)	805	805

Total Collateralized Debt Obligations (Cost $7,985) ($ Thousands)		7,967

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

MUNICIPAL BONDS — 1.5%
Florida State, Board of Administration Finance, Ser A, RB
1.298%, 07/01/2016	$570	$572
New Jersey State, Economic Development Authority, Ser 00, RB
1.059%, 03/01/2016	455	453
New Jersey State, Economic Development Authority, Ser Q, RB
1.096%, 06/15/2016	1,000	994
New Jersey State, Turnpike Authority, Ser B, RB, AMBAC
4.252%, 01/01/2016	65	66
State of Illinois, Ser B, GO
1.780%, 04/01/2016	400	401
University of California, Ser Y-1, RB Callable 01/01/17 @ 100
0.687%, 07/01/2041 (B)	565	565

Total Municipal Bonds (Cost $3,057) ($ Thousands)		3,051

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FHLB
0.375%, 06/24/2016	1,000	1,000

Total U.S. Government Agency Obligation (Cost $1,000) ($ Thousands)		1,000

COMMON STOCK — 0.0%
JHT Holding*	4	—

Total Common Stock (Cost $–) ($ Thousands)		—

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**††	1,652,007	1,652

Total Cash Equivalent (Cost $1,652) ($ Thousands)		1,652

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT (H) — 0.7%
Goldman Sachs 0.080%, dated 06/30/15, to be repurchased on 07/01/15, repurchase price $1,500,005 (collateralized by various FMAC and FNMA obligations, ranging in par value $322,376 - $2,525,000, 4.000% - 5.000%, 06/01/2019 - 04/01/2041; total market value $1,530,000)	$1,500	$1,500

Total Repurchase Agreement (Cost $1,500) ($ Thousands)		1,500

Total Investments — 102.9% (Cost $212,000) ($ Thousands)‡		$209,074

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S . 2-Year Treasury Note	(5)	Oct-2015	$(2)
U.S . 5-Year Treasury Note	6	Oct-2015	—
U.S . 10-Year Treasury Note	(13)	Sep-2015	14

			$12

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $203,098 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(C)	Unsettled bank loan. Interest rate not available.

(D)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2015 was $18 ($Thousands) and represented 0.0% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $18 ($ Thousands) and represented 0.0% of Net Assets.

(F)	Security is in default on interest payments.

(G)	Unfunded bank loan.

(H)	Tri-Party Repurchase Agreement.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

June 30, 2015

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Financial Management Advisory Committee

FNMA — Federal National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $212,000 ($ Thousands), and the unrealized appreciation and depreciation were $626 ($ Thousands) and $(3,552) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$80,744	$—	$80,744
Loan Participations	—	63,184	18	63,202
Asset-Backed Securities	—	25,286	—	25,286
Mortgage-Backed Securities	—	24,672	—	24,672
Collateralized Debt Obligations	—	7,967	—	7,967
Municipal Bonds	—	3,051	—	3,051
U.S. Government Agency
Obligation	—	1,000	—	1,000
Common Stock	—	—	—	—
Cash Equivalent	1,652	—	—	1,652
Repurchase Agreement	—	1,500	—	1,500

Total Investments in Securities	$1,652	$207,404	$18	$209,074

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$14	$—	$—	$14
Unrealized Depreciation	(2)	—	—	(2)

Total Other Financial Instruments	$12	$—	$—	$12

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 32.8%

Agency Mortgage-Backed Obligations — 25.7%
FHLMC
7.500%, 05/01/2031 to 09/01/2032	$562	$670
7.000%, 05/01/2024 to 03/01/2039	488	548
6.500%, 06/01/2017 to 09/01/2039	561	607
6.000%, 03/01/2020 to 07/01/2037	1,891	2,072
5.500%, 02/01/2017 to 07/01/2038	2,998	3,250
5.000%, 10/01/2018 to 07/01/2044	10,090	11,119
4.500%, 08/01/2020 to 06/01/2045	5,758	6,168
4.000%, 04/01/2019 to 06/01/2045	7,931	8,478
3.500%, 12/01/2028 to 03/01/2045	20,410	21,179
2.850%, 07/01/2045	434	445
2.600%, 07/01/2045	612	624
1.620%, 11/21/2019	390	387
FHLMC ARM (A)
2.898%, 08/01/2044	374	386
2.834%, 07/01/2045	615	631
2.746%, 06/01/2045	426	436
2.745%, 05/01/2045	418	428
2.738%, 08/01/2044	173	177
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/2019	13	13
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/2023	645	716
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/2031	109	126
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	828	926
FHLMC CMO, Ser 2002-48, Cl 1A
5.589%, 07/25/2033 (A)	14	16
FHLMC CMO, Ser 2003-57, Cl 1A2
7.000%, 07/25/2043	180	208
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	141	168
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	200	239
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	202	246
FHLMC CMO, Ser 2005-2945, Cl SA
11.960%, 03/15/2020 (A)	430	485
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	539	593
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	1,572	1,790
FHLMC CMO, Ser 2007-3294, Cl CB
5.500%, 03/15/2037	458	494
FHLMC CMO, Ser 2008-3451, Cl SB, IO
5.845%, 05/15/2038 (A)	131	15
FHLMC CMO, Ser 2010-3621, Cl SB, IO
6.045%, 01/15/2040 (A)	125	21
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	331	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	$445	$480
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.765%, 10/15/2041 (A)	954	172
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,660	1,657
FHLMC CMO, Ser 2012-3997, Cl SK, IO
6.415%, 11/15/2041 (A)	797	153
FHLMC CMO, Ser 2012-4054, Cl SA, IO
5.865%, 08/15/2039 (A)	1,540	271
FHLMC CMO, Ser 2012-4076, Cl SW, IO
5.865%, 07/15/2042 (A)	78	16
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	1,526	197
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.865%, 08/15/2042 (A)	151	31
FHLMC CMO, Ser 2012-4136, Cl SE, IO
5.965%, 11/15/2042 (A)	156	36
FHLMC CMO, Ser 2012-4136, Cl SJ, IO
5.965%, 11/15/2042 (A)	163	44
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.965%, 11/15/2042 (A)	238	55
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.965%, 12/15/2042 (A)	78	19
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	2,224	2,221
FHLMC CMO, Ser 2013-4174, Cl SA, IO
6.015%, 05/15/2039 (A)	490	87
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.065%, 09/15/2042 (A)	470	90
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	1,016	1,072
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.785%, 04/15/2041 (A)	906	65
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	3,732	3,723
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	1,019	1,092
FHLMC CMO, Ser 2015-4430, Cl A
4.000%, 04/15/2041	1,530	1,657
FHLMC CMO, Ser 2015-4462, Cl DA
4.000%, 04/15/2040	420	451
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/2045	3,173	3,245
FHLMC Multifamily Structured Pass Through Certificates, Ser K044, Cl A2
2.811%, 01/25/2025	810	801
FHLMC Multifamily Structured Pass Through Certificates, Ser K717, Cl A2
2.991%, 09/25/2021	560	582
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KF05, Cl A
0.531%, 09/25/2021 (A)	4,174	4,176

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.174%, 04/25/2020 (A)	$1,057	$44
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.643%, 06/25/2020 (A)	2,894	181
FHLMC Multifamily Structured Pass-Through Certificates, Ser K015, Cl X1, IO
1.648%, 07/25/2021 (A)	1,371	112
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.560%, 10/25/2021 (A)	293	23
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	915	1,008
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.835%, 08/25/2024 (A) (B)	509	511
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.435%, 01/25/2025 (A) (B)	261	260
FHLMC TBA
4.000%, 08/15/2041	400	422
3.500%, 07/15/2041 to 08/25/2041	6,700	6,879
FNMA
7.000%, 09/01/2026 to 02/01/2039	1,721	2,010
6.500%, 05/01/2017 to 05/01/2040	315	339
6.000%, 10/01/2019 to 07/01/2037	3,897	4,433
5.500%, 09/01/2016 to 08/01/2041	7,109	7,981
5.000%, 01/01/2020 to 07/01/2045	14,035	15,740
4.500%, 04/01/2025 to 03/01/2045	32,433	35,346
4.000%, 08/01/2020 to 06/01/2045	49,593	53,010
3.840%, 08/01/2021	3,014	3,251
3.762%, 12/01/2020	2,956	3,175
3.664%, 10/01/2020	1,630	1,750
3.615%, 12/01/2020	1,942	2,079
3.500%, 12/01/2029 to 06/01/2045	27,335	28,461
3.000%, 03/01/2033 to 09/01/2042	7,839	7,964
2.830%, 06/01/2022	1,195	1,225
2.810%, 04/01/2025	80	79
2.800%, 06/01/2025	1,700	1,697
2.500%, 10/01/2042	921	885
FNMA - ACES, Ser 2012-M14, Cl X2, IO
0.530%, 09/25/2022 (A)	18,457	527
FNMA - ACES, Ser 2014-M12, Cl FA
0.478%, 10/25/2021 (A)	2,388	2,395
FNMA ARM (A)
4.368%, 04/01/2040	434	461
2.830%, 05/01/2043	251	259
2.756%, 02/01/2045	625	642
2.735%, 01/01/2045	748	768
2.726%, 01/01/2045	654	671
2.560%, 03/01/2045	183	186
2.155%, 10/01/2035	2,327	2,448
2.151%, 11/01/2035	305	321

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.139%, 11/01/2035	$365	$384
2.137%, 11/01/2035	358	376
2.115%, 11/01/2035	1,339	1,408
2.108%, 11/01/2035	299	314
2.106%, 11/01/2035	282	298
2.078%, 10/01/2035	1,634	1,717
2.044%, 10/01/2035	202	213
FNMA CMO STRIPS, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	1,137	126
FNMA CMO STRIPS, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	733	152
FNMA CMO STRIPS, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	1,009	204
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	348	387
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	145	174
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	528	609
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	1,116	1,213
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	2,641	552
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	153	167
FNMA CMO, Ser 2006-112, Cl ST, IO
6.515%, 11/25/2036 (A)	2,061	335
FNMA CMO, Ser 2006-56, Cl CA
6.000%, 07/25/2036	114	131
FNMA CMO, Ser 2008-22, Cl SI, IO
6.245%, 03/25/2037 (A)	3,655	324
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (C)	2,794	2,636
FNMA CMO, Ser 2010-142, Cl SM, IO
6.343%, 12/25/2040 (A)	180	29
FNMA CMO, Ser 2010-150, Cl SK, IO
6.345%, 01/25/2041 (A)	762	139
FNMA CMO, Ser 2011-59, Cl NZ
5.500%, 07/25/2041	2,117	2,476
FNMA CMO, Ser 2011-59, Cl SW, IO
6.455%, 07/25/2041 (A)	1,379	256
FNMA CMO, Ser 2011-90, Cl QI, IO
5.000%, 05/25/2034	1,179	135
FNMA CMO, Ser 2011-96, Cl SA, IO
6.363%, 10/25/2041 (A)	2,284	395
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	2,639	2,638
FNMA CMO, Ser 2012-128, Cl SL, IO
5.965%, 11/25/2042 (A)	334	83
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.965%, 11/25/2042 (A)	502	123
FNMA CMO, Ser 2012-133, Cl CS, IO
5.963%, 12/25/2042 (A)	316	65
FNMA CMO, Ser 2012-133, Cl SA, IO
5.963%, 12/25/2042 (A)	164	43

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	$444	$447
FNMA CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	166	186
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	397	397
FNMA CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	713	810
FNMA CMO, Ser 2012-70, Cl YS, IO
6.465%, 02/25/2041 (A)	206	43
FNMA CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (C)	58	54
FNMA CMO, Ser 2012-74, Cl SA, IO
6.463%, 03/25/2042 (A)	746	134
FNMA CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (C)	117	109
FNMA CMO, Ser 2012-93, Cl SG, IO
5.913%, 09/25/2042 (A)	380	77
FNMA CMO, Ser 2013-10, Cl JS, IO
5.965%, 02/25/2043 (A)	1,140	266
FNMA CMO, Ser 2013-10, Cl SJ, IO
5.965%, 02/25/2043 (A)	1,222	303
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	606	648
FNMA CMO, Ser 2013-19, Cl US, IO
5.963%, 03/25/2043 (A)	1,287	350
FNMA CMO, Ser 2013-35, Cl CL
3.000%, 02/25/2043	6,875	6,847
FNMA CMO, Ser 2013-67, Cl KS, IO
5.913%, 07/25/2043 (A)	427	107
FNMA CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	776	895
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	5,440	6,121
FNMA CMO, Ser 2013-9, Cl SA, IO
5.965%, 03/25/2042 (A)	918	148
FNMA CMO, Ser 2013-94, Cl HA
4.000%, 01/25/2040	274	295
FNMA CMO, Ser 2014-49, Cl LC
3.000%, 07/25/2054	1,464	1,508
FNMA CMO, Ser 2014-9, Cl A
4.000%, 05/25/2037	647	694
FNMA CMO, Ser 2014-M2, Cl A2
3.513%, 12/25/2023 (A)	1,770	1,863
FNMA CMO, Ser 2014-M4, Cl A2
3.346%, 03/25/2024 (A)	2,795	2,903
FNMA CMO, Ser 2015-M2, Cl A3
3.160%, 12/25/2024 (A)	2,663	2,706
FNMA CMO, Ser 2015-M5, Cl A1
2.870%, 12/31/2049 (A)	3,330	3,335
FNMA Multifamily Megas, Ser 141, Cl 1
2.967%, 05/01/2027 (A)	2,273	2,243
FNMA TBA
5.000%, 07/15/2038	900	994
4.500%, 07/01/2037	2,000	2,162

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.000%, 08/13/2039 to 07/25/2045	$37,415	$39,585
3.500%, 07/25/2026 to 07/25/2045	63,050	65,036
3.000%, 07/01/2026 to 07/25/2045	29,550	29,961
2.500%, 07/01/2027 to 07/25/2030	6,690	6,771
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	247	269
FNMA, Ser M7, Cl AB2
2.502%, 12/25/2024	540	520
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045	12,764	140
GNMA
8.000%, 11/15/2029 to 09/15/2030	62	69
7.500%, 03/15/2029	84	102
6.500%, 04/15/2026 to 09/15/2035	2,779	3,224
6.000%, 10/15/2023 to 10/20/2040	5,225	6,051
5.000%, 07/20/2040 to 12/20/2044	2,094	2,337
4.500%, 04/20/2041 to 06/20/2045	3,371	3,694
4.000%, 04/20/2045 to 05/20/2045	538	581
3.500%, 04/20/2045	3,231	3,357
2.510%, 08/01/2045	213	216
GNMA CMO, Ser 2007-17, Cl IB, IO
6.063%, 04/20/2037 (A)	959	172
GNMA CMO, Ser 2010-31, Cl GS, IO
6.316%, 03/20/2039 (A)	205	28
GNMA CMO, Ser 2010-4, Cl NS, IO
6.207%, 01/16/2040 (A)	7,840	1,391
GNMA CMO, Ser 2010-47, Cl XN, IO
6.367%, 04/16/2034 (A)	23	1
GNMA CMO, Ser 2010-85, Cl HS, IO
6.463%, 01/20/2040 (A)	175	32
GNMA CMO, Ser 2010-H27, Cl FA
0.562%, 12/20/2060 (A)	1,684	1,685
GNMA CMO, Ser 2010-H28, Cl FE
0.582%, 12/20/2060 (A)	988	988
GNMA CMO, Ser 2011-H08, Cl FG
0.662%, 03/20/2061 (A)	1,034	1,037
GNMA CMO, Ser 2011-H09, Cl AF
0.682%, 03/20/2061 (A)	702	704
GNMA CMO, Ser 2012-152, Cl IO, IO
0.755%, 01/16/2054 (A)	9,524	588
GNMA CMO, Ser 2012-34, Cl SA, IO
5.863%, 03/20/2042 (A)	799	176
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	1,114	140
GNMA CMO, Ser 2012-98, Cl SA, IO
5.917%, 08/16/2042 (A)	581	99
GNMA CMO, Ser 2013-162, Cl IO, IO
1.095%, 09/16/2046 (A)	8,311	526
GNMA CMO, Ser 2013-178, Cl IO, IO
0.930%, 06/16/2055 (A)	1,880	112
GNMA TBA
4.500%, 08/15/2039	500	538
4.000%, 07/01/2039 to 08/01/2039	8,100	8,592
3.500%, 07/15/2041 to 07/20/2045	21,500	22,275

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 07/15/2042 to 07/20/2045	$4,955	$5,000
GNMA, Ser 2012-43, Cl SN, IO
6.415%, 04/16/2042 (A)	65	16
GNMA, Ser 67, Cl A
2.500%, 12/31/2049	629	634
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	715	729
NCUA Guaranteed Notes, Ser 2010-R2, Cl 1A
0.551%, 11/06/2017 (A)	1,355	1,358

		537,428

Non-Agency Mortgage-Backed Obligations — 7.1%
Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 3A1
2.367%, 02/25/2035 (A) (B)	2,033	1,957
Adjustable Rate Mortgage Trust, Ser 2007-1, Cl 5A31
0.325%, 03/25/2037 (A) (B)	2,883	2,139
Alternative Loan Trust, Ser 2005-36, Cl 3A1
2.558%, 08/25/2035 (A) (B)	2,875	2,429
Alternative Loan Trust, Ser 2006-18CB, Cl A6
27.861%, 07/25/2036 (A) (B)	476	816
Alternative Loan Trust, Ser 2006-OA11, Cl A4
0.375%, 09/25/2046 (A) (B)	626	515
Alternative Loan Trust, Ser 2007-23CB, Cl A7
0.585%, 09/25/2037 (A) (B)	3,434	2,248
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.377%, 12/25/2046 (A) (B)	2,057	1,422
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.408%, 06/25/2045 (A) (B)	2,318	2,275
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.158%, 11/25/2045 (A) (B)	2,152	1,690
Banc of America Commercial Mortgage Trust, Ser 2007-3, Cl A3
5.576%, 06/10/2049 (A)	956	955
Banc of America Funding Trust, Ser 2003-1, Cl A1
6.000%, 05/20/2033 (B)	8	8
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	31	31
BCAP Trust, Ser 2015-RR2, Cl 21A1
0.581%, 03/28/2037 (A) (B)	1,635	1,502
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
1.829%, 05/25/2034 (A) (B)	215	204
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.887%, 01/25/2035 (A) (B)	991	958
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC6, Cl 1A3
5.500%, 09/25/2035 (A) (B)	2,211	2,262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Asset-Backed Securities I Trust, Ser 2005-AC8, Cl A3, IO
7.465%, 11/25/2035 (A) (B)	$6,126	$1,927
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AJ
5.385%, 01/15/2046 (A)	590	565
CD Commercial Mortgage Trust, Ser 2007-CD3, Cl AJ
5.688%, 10/15/2048	170	162
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl AJ
5.398%, 12/11/2049 (A)	310	260
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A) (B)	729	808
CGBRAM Commercial Mortgage Trust, Ser 2014-HD, Cl E
3.186%, 02/15/2031 (A) (B)	640	640
CG-CCRE Commercial Mortgage Trust, Ser 2014-FL1, Cl A
1.134%, 06/15/2031 (A) (B)	630	629
Citigroup Commercial Mortgage Trust, Ser 2006-C5, Cl AJ
5.482%, 10/15/2049	270	269
Citigroup Commercial Mortgage Trust, Ser 20098-C7, Cl AJA
6.144%, 12/10/2049 (A)	140	136
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	175	187
Citigroup Commercial Mortgage Trust, Ser 2014-GC19, Cl E
4.400%, 03/10/2047 (A) (B)	780	613
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AS
4.199%, 06/10/2045	260	268
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (B)	855	926
COMM Mortgage Trust, Ser 2010-C1, Cl XWB, IO
0.676%, 07/10/2046 (A) (B)	13,060	471
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	508	518
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	171	172
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	211	218
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	57	61
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	210	224
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	90	96
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	40	42

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2013-CR9, Cl E
4.258%, 07/10/2045 (A) (B)	$780	$614
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	310	322
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.286%, 06/15/2034 (A) (B)	870	871
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	405	422
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	968	994
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	283	294
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	191	199
COMM Mortgage Trust, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	669	692
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	275	283
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	457	469
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	60	60
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	101
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	330	331
Connecticut Avenue Securities, Ser 2014-C03, Cl 1M2
3.185%, 07/25/2024 (A) (B)	4,810	4,443
Core Industrial Trust, Ser 2015-TEXW, Cl E
3.977%, 02/10/2034 (A) (B)	630	591
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/2033 (B)	546	557
Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/2034 (B)	97	99
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.247%, 08/25/2035 (A) (B)	232	164
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.585%, 09/25/2035 (A) (B)	1,607	1,456
Credit Suisse Commercial Mortgage Trust, Ser 2006-C3, Cl AJ
5.806%, 06/15/2038 (A)	880	858
Credit Suisse Commercial Mortgage Trust, Ser 2007-C2, Cl AM
5.607%, 01/15/2049 (A)	291	306

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl AJ
5.700%, 06/15/2039 (A)	$540	$506
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.536%, 10/25/2033 (A) (B)	1,605	1,584
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	9	9
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (B)	520	535
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl E
4.373%, 09/15/2037 (B)	590	542
Credit Suisse Mortgage Trust, Ser 2015-3R, Cl 1A1
0.371%, 07/29/2037	1,094	1,020
Credit Suisse Mortgage Trust, Ser 2015-4R, Cl 3A1
0.484%, 10/27/2036	1,592	1,528
Credit Suisse Mortgage Trust, Ser 2015-Town, Cl F
4.690%, 03/15/2017	650	644
Csail Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057	535	543
Csail Commercial Mortgage Trust, Ser 2015-C2, Cl ASB
3.224%, 06/15/2057	418	427
Csail Commercial Mortgage Trust, Ser 2015-C2, Cl C
4.354%, 06/15/2057 (A)	635	620
CSMC Trust, Ser 2014-TIKI, Cl F
4.007%, 09/15/2016 (A) (B)	1,900	1,885
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (B)	752	761
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (B)	175	195
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A2
3.386%, 07/10/2044 (B)	2,021	2,055
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (B)	1,020	1,119
DBUBS Mortgage Trust, Ser 2011-LC3A, Cl A2
3.642%, 08/10/2044	2,507	2,551
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.988%, 11/19/2044 (A) (B)	1,348	1,170
EQTY Mortgage Trust, Ser 2014-INNS, Cl D
2.531%, 05/08/2019 (A) (B)	420	419
Fund America Investors II, Ser 1993-A, Cl A2
3.576%, 06/25/2023 (A) (B)	26	26
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A) (B)	33	34

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2015-GC30, Cl A3
3.119%, 05/10/2050	$487	$479
GS Mortgage Securities II, Ser 2015-GC30, Cl AAB
3.120%, 05/10/2050	382	385
GS Mortgage Securities II, Ser 2015-GC30, Cl AS
3.777%, 05/10/2050	471	472
GS Mortgage Securities II, Ser 2015-GC30, Cl B
4.151%, 05/10/2050 (A)	680	676
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	430	437
GS Mortgage Securities Trust, Ser 2007-GG10, Cl AM
5.795%, 08/10/2045 (A)	2,180	2,220
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (B)	411	415
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.658%, 08/10/2044 (A) (B)	1,164	60
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A1
1.282%, 01/10/2045	10	10
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	120	121
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	661	671
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	120	120
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	180	196
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	130	138
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	311	327
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	400	419
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	394	405
GS Mortgage Securities Trust, Ser 2014-GC26, Cl B
4.215%, 11/10/2047	680	687

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	$149	$149
GS Mortgage Securities Trust, Ser 2015-GC28, Cl AS
3.759%, 02/10/2048	400	400
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (A) (B)	30	31
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.580%, 10/25/2033 (A) (B)	435	439
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 3A5
2.659%, 07/25/2035 (A) (B)	5,575	5,393
HarborView Mortgage Loan, Ser 2004-3, Cl 1A
2.577%, 05/19/2034 (A) (B)	2,439	2,429
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.535%, 08/25/2036 (A) (B)	174	171
Impac Secured Assets Trust, Ser 2006-5, Cl 2A
0.385%, 12/25/2036 (A) (B)	1,687	1,586
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (B)	1,752	1,988
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A21
0.275%, 07/25/2047 (A) (B)	27	18
IndyMac IMSC Mortgage Loan Trust, Ser 2007-HOA1, Cl A22
0.365%, 07/25/2047 (A) (B)	2,037	1,343
IndyMac INDX Mortgage Loan Trust, Ser 2007-AR7, Cl 2A1
2.223%, 06/25/2037 (A) (B)	3,007	2,367
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	190	203
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	100	108
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/17/2047	218	226
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Cl AS
3.914%, 11/15/2047 (A)	610	626
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	35	36
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	269	260
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl ASB
3.042%, 10/15/2048	369	371

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/2048	$390	$398
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl AS
3.917%, 05/15/2048 (A)	183	187
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	20	20
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	189	190
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl AJ
5.502%, 06/12/2047 (A)	1,505	1,491
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (B)	1,393	1,496
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (B)	236	243
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (B)	633	646
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A3
4.388%, 02/15/2046 (B)	3,025	3,222
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 06/15/2018 (B)	701	743
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	218	219
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl C
4.572%, 07/15/2047 (A)	610	623
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.772%, 01/25/2045 (A) (B)	520	525
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.485%, 11/25/2035 (A) (B)	941	842
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048	1,754	1,759
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (B)	2,004	1,979
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.602%, 02/25/2034 (A) (B)	623	626
Merrill Lynch Mortgage Investors Trust, Ser 2004-B, Cl A3
2.014%, 05/25/2029 (A) (B)	405	406

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl AJ
5.802%, 08/12/2043 (A)	$560	$563
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.450%, 08/12/2048 (A)	670	653
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl AJ
6.193%, 09/12/2049 (A)	1,200	1,169
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	589	591
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	83	83
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	222	224
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl ASB
3.477%, 06/15/2047	71	74
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl E
3.012%, 03/15/2048 (B)	1,000	602
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A3
3.046%, 05/15/2046	243	238
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl C
4.244%, 05/15/2046	630	613
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	838	846
Morgan Stanley Capital I Trust, Ser 2006-IQ12, Cl AJ
5.399%, 12/15/2043	790	726
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (B)	751	764
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	1,058	1,079
Morgan Stanley Capital I, Ser MS1, Cl A3
3.510%, 05/15/2048	227	229
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/2030 (B)	1,660	1,609
Nomura Resecuritization Trust, Ser 2015-6R, Cl 3A5
0.356%, 05/26/2046 (A) (B)	3,440	2,035
PFP III, Ser 2014-1, Cl D
4.274%, 06/14/2031 (A) (B)	260	259
Prime Mortgage Trust, Ser 2006-DR1, Cl 2A1
5.500%, 05/25/2035 (B)	1,504	1,467
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (B)	162	166

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/2019 (B)	$103	$105
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.488%, 12/25/2034 (A) (B)	453	454
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-10, Cl 2A
2.357%, 08/25/2034 (A) (B)	923	915
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
2.629%, 08/25/2015 (A) (B)	4,355	3,478
Structured Asset Securities, Ser 2005-17, Cl 5A1
5.500%, 10/25/2035 (B)	1,245	1,080
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	371	376
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.649%, 12/10/2045 (A) (B)	670	646
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	178	180
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	30	30
UBS-Citigroup Commercial Mortgage Trust, Ser 2001-C1, Cl A2
2.804%, 01/10/2045	3,200	3,263
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	110	109
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/2043 (A)	1,204	1,231
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl AJ
5.660%, 04/15/2047 (A)	300	308
WaMu Mortgage Pass-Through Certificates Trust, Ser 2006-AR13, Cl 1A
1.027%, 10/25/2046 (A) (B)	2,342	1,897
WaMu Mortgage Pass-Through Certificates Trust, Ser 2007-OA1, Cl A1A
0.847%, 02/25/2047 (A) (B)	3,514	2,811
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.475%, 10/25/2047 (A) (B)	2,250	2,093
Washington Mutual Mortgage Pass-Through Certificates Trust, Ser 2007-OA2, Cl 2A
0.847%, 01/25/2047 (A) (B)	1,986	1,428
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/2018 (B)	75	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Commercial Mortgage Trust, Ser 2013-LC12, Cl B
4.436%, 07/15/2046 (A)	$20	$21
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.687%, 06/25/2034 (A) (B)	935	941
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl XA, IO
1.744%, 03/15/2044 (A) (B)	10,717	513
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3
4.394%, 06/15/2044 (B)	2,420	2,596
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	3,125	3,296
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.614%, 06/15/2045 (A) (B)	353	28
WFRBS Commercial Mortgage Trust, Ser 2012-C8, Cl A3
3.001%, 08/15/2045	1,685	1,707
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (A)	110	117

		148,587

Total Mortgage-Backed Securities (Cost $694,591) ($ Thousands)		686,015

CORPORATE OBLIGATIONS — 28.1%

Consumer Discretionary — 2.0%
1011778 BC ULC / New Red Finance
6.000%, 04/01/2022 (B)	390	401
21st Century Fox America
6.650%, 11/15/2037	180	219
6.200%, 12/15/2034	65	75
Amazon.com
4.950%, 12/05/2044	1,645	1,603
3.800%, 12/05/2024	695	698
Bed Bath & Beyond
5.165%, 08/01/2044	325	323
CCO Holdings
5.375%, 05/01/2025 (B)	40	39
Coach
4.250%, 04/01/2025	380	365
Comcast
6.950%, 08/15/2037	450	586
6.550%, 07/01/2039	270	339
6.400%, 03/01/2040	150	186
4.400%, 08/15/2035	555	551
4.250%, 01/15/2033	180	176
4.200%, 08/15/2034	200	193
3.375%, 02/15/2025	310	307
3.375%, 08/15/2025	490	484
Comcast Cable Communications Holdings
9.455%, 11/15/2022	560	770

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cox Communications (B)
4.800%, 02/01/2035	$220	$203
4.700%, 12/15/2042	10	9
CSC Holdings
6.750%, 11/15/2021	190	200
Daimler Finance North America LLC (B)
2.375%, 08/01/2018	1,460	1,480
1.875%, 01/11/2018	502	503
1.300%, 07/31/2015	150	150
1.125%, 03/10/2017	975	970
DIRECTV Holdings
6.000%, 08/15/2040	845	877
4.450%, 04/01/2024	560	573
3.950%, 01/15/2025	760	745
3.800%, 03/15/2022	218	219
DISH DBS
5.875%, 07/15/2022	250	245
5.875%, 11/15/2024	1,010	970
5.125%, 05/01/2020	80	81
ERAC USA Finance (B)
5.625%, 03/15/2042	494	529
4.500%, 02/15/2045	155	142
Family Tree Escrow
5.250%, 03/01/2020 (B)	280	293
Ford Motor
4.750%, 01/15/2043	1,640	1,590
General Motors
6.250%, 10/02/2043	100	112
5.200%, 04/01/2045	180	178
5.000%, 04/01/2035	295	290
3.500%, 10/02/2018	675	697
General Motors Financial
4.750%, 08/15/2017	1,000	1,055
4.375%, 09/25/2021	180	187
4.250%, 05/15/2023	110	111
3.450%, 04/10/2022	610	598
3.250%, 05/15/2018	150	153
2.750%, 05/15/2016	200	202
Grupo Televisa
5.000%, 05/13/2045	270	258
Hilton Worldwide Finance
5.625%, 10/15/2021	920	955
Home Depot
2.625%, 06/01/2022	570	560
Hyundai Capital America (B)
2.600%, 03/19/2020	595	595
2.125%, 10/02/2017	270	273
2.000%, 03/19/2018	240	240
Johnson Controls
4.950%, 07/02/2064	140	133
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (B)	304	306
McDonald’s MTN
4.600%, 05/26/2045	240	234
2.200%, 05/26/2020	360	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NBCUniversal Media
4.375%, 04/01/2021	$270	$292
Numericable-SFR SAS
6.000%, 05/15/2022 (B)	400	394
QVC
5.950%, 03/15/2043	20	19
Schaeffler Holding Finance BV
6.750%, 11/15/2022 (B)	370	399
Scripps Networks Interactive
3.950%, 06/15/2025	425	417
3.900%, 11/15/2024	455	447
3.500%, 06/15/2022	250	246
2.800%, 06/15/2020	360	355
Sky PLC
3.750%, 09/16/2024 (B)	570	557
Taylor Morrison Communities
5.250%, 04/15/2021 (B)	460	453
Thomson Reuters
3.850%, 09/29/2024	280	278
Time Warner
7.700%, 05/01/2032	1,010	1,327
6.250%, 03/29/2041	265	303
4.750%, 03/29/2021	730	789
3.550%, 06/01/2024	1,365	1,331
Time Warner Cable
8.250%, 04/01/2019	2,265	2,664
7.300%, 07/01/2038	190	214
6.550%, 05/01/2037	630	656
Time Warner Entertainment
8.375%, 07/15/2033	270	331
Toyota Motor Credit MTN
2.750%, 05/17/2021	710	720
1.250%, 10/05/2017	1,150	1,153
1.125%, 05/16/2017	1,135	1,138
Univision Communications
6.750%, 09/15/2022 (B)	310	328
Viacom
5.250%, 04/01/2044	210	197
4.850%, 12/15/2034	685	634
4.250%, 09/01/2023	200	202
Volkswagen Group of America Finance (B)
2.450%, 11/20/2019	490	492
2.400%, 05/22/2020	615	612
Volkswagen International Finance
1.125%, 11/18/2016 (B)	1,115	1,117
Yum! Brands
5.350%, 11/01/2043	280	269

		42,921

Consumer Staples — 2.0%
Altria Group
9.950%, 11/10/2038	150	242
9.250%, 08/06/2019	1,250	1,569
5.375%, 01/31/2044	410	434
4.750%, 05/05/2021	720	780
4.500%, 05/02/2043	355	329

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.850%, 08/09/2022	$260	$250
2.625%, 01/14/2020	645	642
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	210	202
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	2,570	3,050
5.375%, 01/15/2020	1,140	1,286
5.000%, 04/15/2020	430	481
2.500%, 07/15/2022	330	317
Anheuser-Busch LLC
5.050%, 10/15/2016	940	991
BAT International Finance (B)
3.950%, 06/15/2025	765	772
2.750%, 06/15/2020	890	895
Coca-Cola Femsa
2.375%, 11/26/2018	680	689
ConAgra Foods
1.900%, 01/25/2018	100	99
CVS Health
5.750%, 05/15/2041	970	1,112
Diageo Capital PLC
4.828%, 07/15/2020	1,580	1,748
Heineken
1.400%, 10/01/2017 (B)	320	320
HJ Heinz (B)
5.200%, 07/15/2045	415	425
5.000%, 07/15/2035	310	314
4.875%, 02/15/2025	630	686
3.950%, 07/15/2025	1,515	1,523
3.500%, 07/15/2022	500	501
2.800%, 07/02/2020	855	856
1.600%, 06/30/2017	1,018	1,018
Kraft Foods Group
6.500%, 02/09/2040	225	264
5.375%, 02/10/2020	455	508
3.500%, 06/06/2022	1,150	1,153
Kroger
6.900%, 04/15/2038	260	322
2.950%, 11/01/2021	375	373
Molson Coors Brewing
3.500%, 05/01/2022 (D)	100	101
Mondelez International
4.000%, 02/01/2024	870	901
PepsiCo
4.250%, 10/22/2044	195	191
4.000%, 03/05/2042	110	103
1.850%, 04/30/2020	500	495
1.250%, 04/30/2018	320	319
Pernod Ricard (B)
5.750%, 04/07/2021	724	815
5.500%, 01/15/2042	150	159
4.450%, 01/15/2022	1,050	1,104
2.950%, 01/15/2017	360	368
Philip Morris International
4.500%, 03/20/2042	390	380

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.900%, 11/15/2021	$690	$696
2.500%, 08/22/2022	340	327
Reynolds American
6.750%, 06/15/2017	1,260	1,377
5.850%, 08/15/2045	730	766
5.700%, 08/15/2035	425	441
4.450%, 06/12/2025	510	520
3.250%, 06/12/2020	300	304
3.250%, 11/01/2022	340	327
RJ Reynolds Tobacco
8.125%, 06/23/2019	20	24
3.750%, 05/20/2023	840	816
Sysco
3.000%, 10/02/2021	610	616
2.350%, 10/02/2019	855	864
Tyson Foods
5.150%, 08/15/2044	130	134
Walgreens Boots Alliance
4.800%, 11/18/2044	330	310
3.300%, 11/18/2021	730	725
Wal-Mart Stores
4.300%, 04/22/2044	1,055	1,058
Wm Wrigley Jr (B)
3.375%, 10/21/2020	770	793
2.900%, 10/21/2019	1,089	1,109
2.400%, 10/21/2018	430	436
2.000%, 10/20/2017	205	207

		40,937

Energy — 3.9%
Anadarko Finance, Ser B
7.500%, 05/01/2031	810	1,014
Anadarko Petroleum
4.500%, 07/15/2044	400	368
Antero Resources
5.375%, 11/01/2021	210	202
Apache
4.250%, 01/15/2044	650	564
Arch Coal
7.000%, 06/15/2019	600	87
Atwood Oceanics
6.500%, 02/01/2020	240	231
Baker Hughes
7.500%, 11/15/2018	1,230	1,445
BG Energy Capital PLC
4.000%, 10/15/2021 (B)	910	965
BP Capital Markets PLC
3.561%, 11/01/2021	50	52
3.506%, 03/17/2025	530	523
3.245%, 05/06/2022	160	160
California Resources
6.000%, 11/15/2024 (D)	450	387
Canadian Oil Sands
6.000%, 04/01/2042 (B)	333	300
Chesapeake Energy
6.875%, 11/15/2020	450	439

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.500%, 08/15/2017	$275	$282
Chevron
2.411%, 03/03/2022	755	734
1.365%, 03/02/2018	880	880
CNOOC Finance 2015 USA
3.500%, 05/05/2025	1,370	1,318
Concho Resources
5.500%, 10/01/2022	350	348
5.500%, 04/01/2023	80	80
Conoco Funding
7.250%, 10/15/2031	50	65
ConocoPhillips
5.900%, 10/15/2032	10	12
5.900%, 05/15/2038	420	486
4.150%, 11/15/2034	630	609
2.875%, 11/15/2021	360	363
Continental Resources
5.000%, 09/15/2022	90	88
4.900%, 06/01/2044	400	337
4.500%, 04/15/2023	240	231
Devon Energy
5.600%, 07/15/2041	655	686
5.000%, 06/15/2045	610	602
3.250%, 05/15/2022	530	524
Devon Financing LLC
7.875%, 09/30/2031	260	335
Ecopetrol
7.375%, 09/18/2043	255	268
5.875%, 05/28/2045	900	794
5.375%, 06/26/2026	1,085	1,074
Encana
6.500%, 02/01/2038	230	245
Energy Transfer Partners
8.250%, 11/15/2029	1,315	1,691
6.125%, 12/15/2045	335	336
5.150%, 03/15/2045	10	9
4.750%, 01/15/2026	705	698
4.150%, 10/01/2020	235	242
4.050%, 03/15/2025	440	415
2.500%, 06/15/2018	465	466
EnLink Midstream Partners
5.050%, 04/01/2045	570	517
Ensco
5.200%, 03/15/2025 (D)	135	134
Enterprise Products Operating LLC
4.900%, 05/15/2046	70	66
4.850%, 03/15/2044	180	169
3.750%, 02/15/2025	360	353
3.700%, 02/15/2026	475	460
Exxon Mobil
3.567%, 03/06/2045	650	588
2.709%, 03/06/2025	755	733
1.912%, 03/06/2020	760	755
1.305%, 03/06/2018	640	639

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Florida Gas Transmission LLC
7.900%, 05/15/2019 (B)	$1,000	$1,178
Kerr-McGee
7.875%, 09/15/2031	430	551
6.950%, 07/01/2024	955	1,151
Key Energy Services
6.750%, 03/01/2021 (D)	1,120	661
Kinder Morgan
6.950%, 06/01/2028	6,750	7,675
5.550%, 06/01/2045	290	268
5.300%, 12/01/2034	165	153
4.300%, 06/01/2025	1,635	1,578
Kinder Morgan Energy Partners
4.300%, 05/01/2024	430	424
4.100%, 11/15/2015	580	586
Marathon Oil
5.200%, 06/01/2045	280	272
3.850%, 06/01/2025	425	417
Marathon Petroleum
5.000%, 09/15/2054	125	113
MarkWest Energy Partners
5.500%, 02/15/2023	320	328
4.875%, 12/01/2024	540	528
MPLX
4.000%, 02/15/2025	65	63
Murray Energy
11.250%, 04/15/2021 (B)	450	378
Newfield Exploration
5.625%, 07/01/2024	245	247
Noble Energy
5.250%, 11/15/2043	180	175
4.150%, 12/15/2021	690	719
3.900%, 11/15/2024	500	493
Occidental Petroleum
3.125%, 02/15/2022	330	331
ONEOK Partners
2.000%, 10/01/2017	450	451
Panhandle Eastern Pipeline
8.125%, 06/01/2019	2,500	2,925
Penn Virginia Resource Partners
8.375%, 06/01/2020	416	451
Petrobras Global Finance BV
7.250%, 03/17/2044	110	102
6.850%, 06/05/2115	620	509
6.250%, 03/17/2024	895	864
5.750%, 01/20/2020	574	569
4.875%, 03/17/2020	565	537
Petrobras International Finance
6.125%, 10/06/2016	655	673
5.375%, 01/27/2021	2,670	2,568
Petro-Canada
6.800%, 05/15/2038	1,665	2,101
Petroleos Mexicanos
6.625%, 06/15/2035	1,667	1,779
6.375%, 01/23/2045	820	837

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.625%, 01/23/2046 (B)	$395	$369
5.500%, 06/27/2044 (B)	90	83
4.500%, 01/23/2026 (B)	240	235
2.378%, 04/15/2025	660	666
Phillips 66
4.875%, 11/15/2044	85	81
QEP Resources
6.875%, 03/01/2021	520	539
5.250%, 05/01/2023	290	278
Range Resources
5.000%, 08/15/2022	100	98
5.000%, 03/15/2023	520	510
Regency Energy Partners
4.500%, 11/01/2023	690	666
Rowan
5.850%, 01/15/2044	185	157
5.400%, 12/01/2042	296	241
Sabine Pass Liquefaction
5.750%, 05/15/2024	220	219
5.625%, 02/01/2021	140	143
Samson Investment
9.750%, 02/15/2020	650	37
SESI LLC
7.125%, 12/15/2021	180	191
Shelf Drilling Holdings
8.625%, 11/01/2018 (B) (D)	140	125
Shell International Finance
4.375%, 03/25/2020	690	755
4.375%, 05/11/2045	1,370	1,352
4.125%, 05/11/2035	2,825	2,765
3.400%, 08/12/2023	595	611
2.125%, 05/11/2020	415	414
Sinopec Group Overseas Development (B)
4.375%, 04/10/2024	1,150	1,206
2.750%, 05/17/2017	490	498
Southern Natural Gas LLC
8.000%, 03/01/2032	170	202
Spectra Energy Partners
4.500%, 03/15/2045	800	709
Statoil
3.700%, 03/01/2024	355	367
2.900%, 11/08/2020	535	548
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	360	329
Talisman Energy
3.750%, 02/01/2021	360	356
TC PipeLines
4.650%, 06/15/2021	160	167
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	1,638	1,969
Total Capital International
2.875%, 02/17/2022	850	849
TransCanada PipeLines
4.625%, 03/01/2034	815	808

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Transcanada Trust
5.625%, 05/20/2075 (A)	$280	$282
Valero Energy
4.900%, 03/15/2045	395	370
Weatherford International
5.950%, 04/15/2042	345	292
4.500%, 04/15/2022	270	253
Western Gas Partners
5.375%, 06/01/2021	165	178
3.950%, 06/01/2025	455	438
Williams
7.875%, 09/01/2021	505	593
7.750%, 06/15/2031	861	961
Williams Partners
6.125%, 07/15/2022	680	723
4.875%, 03/15/2024	100	98
4.000%, 09/15/2025	430	403

		81,158

Financials — 10.8%
AIA Group MTN
3.200%, 03/11/2025 (B)	490	472
Allstate
3.150%, 06/15/2023	555	556
Ally Financial
7.500%, 09/15/2020	626	729
American Express
6.800%, 09/01/2066 (A)	1,790	1,842
American Express Credit MTN
2.375%, 05/26/2020	740	735
2.250%, 08/15/2019	1,025	1,027
American Honda Finance MTN
3.875%, 09/21/2020 (B)	1,065	1,134
American International Group MTN
6.250%, 03/15/2037	1,220	1,344
5.850%, 01/16/2018	860	948
4.500%, 07/16/2044	260	247
4.375%, 01/15/2055	225	200
American Tower †
4.000%, 06/01/2025	325	317
3.500%, 01/31/2023	572	550
3.450%, 09/15/2021	585	582
2.800%, 06/01/2020	295	290
ANZ National International
1.850%, 10/15/2015 (B)	470	472
Aon
4.750%, 05/15/2045	255	246
Assurant
2.500%, 03/15/2018	580	589
Bank of America MTN
8.950%, 05/18/2017 (A)	1,790	1,878
8.680%, 05/02/2017 (A)	3,160	3,295
6.250%, 09/29/2049 (A)	1,030	1,026
6.050%, 05/16/2016	350	363
6.000%, 09/01/2017	685	745
5.750%, 12/01/2017	305	332

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.700%, 05/02/2017	$1,300	$1,387
5.650%, 05/01/2018	270	297
5.625%, 10/14/2016	3,135	3,304
5.625%, 07/01/2020	110	124
5.420%, 03/15/2017	4,300	4,556
5.000%, 05/13/2021	90	99
5.000%, 01/21/2044	1,590	1,651
4.875%, 04/01/2044	780	792
4.200%, 08/26/2024	830	828
4.000%, 04/01/2024	810	824
4.000%, 01/22/2025	875	853
3.950%, 04/21/2025	210	202
3.875%, 03/22/2017	280	291
3.625%, 03/17/2016	2,275	2,317
3.300%, 01/11/2023	160	158
2.600%, 01/15/2019	670	677
1.500%, 10/09/2015	1,311	1,314
Bank of New York Mellon MTN
3.400%, 05/15/2024	1,865	1,875
2.200%, 03/04/2019	630	633
Barclays
3.650%, 03/16/2025	595	563
Barclays Bank PLC MTN
6.050%, 12/04/2017 (B)	420	457
BB&T MTN
2.625%, 06/29/2020	1,060	1,062
Bear Stearns
6.400%, 10/02/2017	70	77
4.650%, 07/02/2018	995	1,072
Berkshire Hathaway
4.500%, 02/11/2043	600	602
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,000	985
BNP Paribas MTN
2.375%, 09/14/2017	320	325
Boeing Capital
4.700%, 10/27/2019	490	543
BPCE
5.150%, 07/21/2024 (B)	210	213
Capital One Bank USA
1.150%, 11/21/2016	1,000	996
Chase Capital VI
0.903%, 08/01/2028 (A)	1,750	1,509
CIT Group
5.000%, 08/01/2023	580	571
Citigroup
6.675%, 09/13/2043	130	158
6.625%, 06/15/2032	100	118
6.300%, 12/29/2049 (A)	520	508
5.950%, 12/29/2049 (A)	360	355
5.950%, 12/31/2049 (A)	1,250	1,207
5.900%, 12/29/2049 (A)	220	217
5.500%, 09/13/2025	750	811
5.350%, 05/29/2049 (A) (D)	390	366
5.300%, 05/06/2044	240	244

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.400%, 06/10/2025	$1,405	$1,400
4.300%, 11/20/2026	180	176
4.050%, 07/30/2022	70	72
3.500%, 05/15/2023	500	488
3.300%, 04/27/2025	750	721
2.500%, 09/26/2018	3,330	3,368
1.750%, 05/01/2018	1,835	1,827
1.700%, 07/25/2016	660	664
1.550%, 08/14/2017	965	963
0.551%, 06/09/2016 (A)	3,650	3,633
Citigroup Capital III
7.625%, 12/01/2036	1,500	1,830
CME Group
3.000%, 03/15/2025	235	228
Commonwealth Bank of Australia MTN
5.000%, 10/15/2019 (B)	10	11
Compass Bank
3.875%, 04/10/2025	430	405
Cooperatieve Centrale Raiffeisen-Boerenleenbank
11.000%, 12/31/2049 (A) (B)	1,050	1,331
4.625%, 12/01/2023	1,100	1,135
3.375%, 05/21/2025	965	945
Countrywide Financial
6.250%, 05/15/2016	1,080	1,122
Credit Agricole (B)
8.375%, 12/31/2049 (A)	1,550	1,798
4.375%, 03/17/2025	515	493
Credit Suisse Group Funding Guernsey (B)
4.875%, 05/15/2045	1,190	1,145
3.750%, 03/26/2025	285	274
Credit Suisse NY
0.602%, 08/24/2015 (A)	1,500	1,500
DDR †
4.625%, 07/15/2022	715	751
3.375%, 05/15/2023	590	565
Deutsche Bank
1.350%, 05/30/2017	800	795
Discover Bank
3.100%, 06/04/2020	1,000	999
Discover Financial Services
3.750%, 03/04/2025	415	396
DNB Boligkreditt
2.000%, 05/28/2020 (B)	1,150	1,144
Farmers Exchange Capital
7.050%, 07/15/2028 (B)	1,000	1,207
Farmers Exchange Capital II
6.151%, 11/01/2053 (A) (B)	2,150	2,289
Federal Realty Investment Trust †
3.000%, 08/01/2022	230	227
First Industrial MTN
7.500%, 12/01/2017	970	1,074
FMS Wertmanagement AoeR
1.000%, 11/21/2017	640	640

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Motor Credit LLC
8.125%, 01/15/2020	$660	$806
5.875%, 08/02/2021	230	262
5.750%, 02/01/2021	220	247
3.664%, 09/08/2024	345	340
3.219%, 01/09/2022	480	475
2.597%, 11/04/2019	775	769
1.700%, 05/09/2016	2,000	2,003
General Electric
4.500%, 03/11/2044	220	223
General Electric Capital MTN
6.875%, 01/10/2039	420	564
6.375%, 11/15/2019 (A)	3,780	4,064
5.875%, 01/14/2038	670	801
5.550%, 05/04/2020	2,975	3,392
5.300%, 02/11/2021	640	720
4.375%, 09/16/2020	2,490	2,711
0.754%, 08/15/2036 (A)	1,550	1,407
0.659%, 05/05/2026 (A)	1,950	1,861
Goldman Sachs Capital II
4.000%, 06/01/2043 (A)	200	152
Goldman Sachs Group MTN
7.500%, 02/15/2019	950	1,116
6.750%, 10/01/2037	253	297
6.250%, 02/01/2041	1,550	1,835
6.150%, 04/01/2018	1,780	1,979
6.000%, 06/15/2020	170	194
5.950%, 01/18/2018	260	286
5.750%, 01/24/2022	110	125
5.375%, 03/15/2020	2,860	3,185
5.350%, 01/15/2016	660	676
5.250%, 07/27/2021	340	378
5.150%, 05/22/2045	695	671
4.000%, 03/03/2024	490	498
3.850%, 07/08/2024	330	329
3.750%, 05/22/2025	1,365	1,347
2.375%, 01/22/2018	1,370	1,391
1.884%, 11/29/2023 (A)	700	711
HBOS PLC MTN
6.750%, 05/21/2018 (B)	2,100	2,328
HCP MTN †
6.300%, 09/15/2016	1,075	1,135
6.000%, 01/30/2017	1,800	1,920
4.000%, 06/01/2025	240	235
3.150%, 08/01/2022	1,000	963
Health Care †
5.250%, 01/15/2022	900	985
4.950%, 01/15/2021	2,820	3,078
Healthcare Trust of America Holdings †
3.375%, 07/15/2021	370	368
Highwoods Properties †
7.500%, 04/15/2018	1,142	1,304
HSBC Bank PLC
4.750%, 01/19/2021 (B)	1,760	1,940

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HSBC Holdings PLC
6.800%, 06/01/2038	$180	$223
4.250%, 03/14/2024	1,475	1,490
4.000%, 03/30/2022	330	345
ILFC E-Capital Trust II
6.250%, 12/21/2065 (A) (B)	400	392
ING Bank
5.800%, 09/25/2023 (B)	1,385	1,512
International Lease Finance
7.125%, 09/01/2018 (B)	1,080	1,204
Intesa Sanpaolo
5.017%, 06/26/2024 (B)	1,890	1,836
3.625%, 08/12/2015 (B)	500	501
3.125%, 01/15/2016	390	393
2.375%, 01/13/2017	717	721
John Deere Capital
1.700%, 01/15/2020	160	157
JPMorgan Chase
6.000%, 01/15/2018	135	149
4.950%, 06/01/2045	1,315	1,276
4.850%, 02/01/2044	365	377
4.500%, 01/24/2022	180	193
4.400%, 07/22/2020	210	226
4.350%, 08/15/2021	215	230
4.250%, 10/15/2020	330	353
3.875%, 09/10/2024	780	767
3.375%, 05/01/2023	600	583
2.750%, 06/23/2020	1,162	1,163
2.250%, 01/23/2020	1,565	1,538
JPMorgan Chase Bank
6.000%, 07/05/2017	2,250	2,447
6.000%, 10/01/2017	1,000	1,090
0.616%, 06/13/2016 (A)	1,300	1,297
JPMorgan Chase Capital XIII
1.232%, 09/30/2034 (A)	550	468
JPMorgan Chase Capital XXIII
1.274%, 05/15/2047 (A)	1,900	1,506
KeyBank
3.300%, 06/01/2025	465	452
KKR Group Finance II
5.500%, 02/01/2043 (B)	60	61
Lazard Group LLC
4.250%, 11/14/2020	470	494
3.750%, 02/13/2025	860	818
Lloyds Bank
3.500%, 05/14/2025	590	579
Lloyds Banking Group
4.500%, 11/04/2024	1,065	1,066
M&T Bank
6.875%, 12/29/2049	1,740	1,779
Macquarie Bank MTN
0.907%, 10/27/2017 (A) (B)	1,500	1,503
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (B)	605	907

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MetLife
6.750%, 06/01/2016	$375	$394
6.400%, 12/15/2036	220	241
4.750%, 02/08/2021	540	596
3.000%, 03/01/2025	235	225
1.903%, 12/15/2017	305	306
MetLife Capital Trust IV
7.875%, 12/15/2037 (B)	800	1,005
Mid-America Apartments †
4.300%, 10/15/2023	450	466
3.750%, 06/15/2024	535	529
Morgan Stanley MTN
7.300%, 05/13/2019	545	641
6.625%, 04/01/2018	1,640	1,840
5.375%, 10/15/2015	595	603
4.750%, 03/22/2017	140	148
4.350%, 09/08/2026	385	377
4.300%, 01/27/2045	520	486
3.950%, 04/23/2027	730	688
2.800%, 06/16/2020	1,040	1,041
2.650%, 01/27/2020	485	484
0.725%, 10/18/2016 (A)	5,965	5,957
Murray Street Investment Trust I
4.647%, 03/09/2017	1,041	1,094
Nationwide Mutual Insurance
2.576%, 12/15/2024 (A) (B)	2,975	2,975
Navient MTN
5.625%, 08/01/2033	145	117
New York Life Insurance (B)
6.750%, 11/15/2039	415	545
2.100%, 01/02/2019	575	578
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (B)	690	825
PNC Bank
2.400%, 10/18/2019	625	629
2.250%, 07/02/2019	545	543
Principal Financial Group
3.400%, 05/15/2025	315	308
Prudential Financial MTN
4.600%, 05/15/2044	130	126
Royal Bank of Scotland
4.650%, 06/04/2018	270	283
4.375%, 03/16/2016	2,000	2,044
Royal Bank of Scotland Group PLC
7.648%, 08/31/2049 (A)	110	137
7.640%, 09/29/2017 (A)	100	107
6.400%, 10/21/2019	280	313
6.125%, 12/15/2022	390	420
6.100%, 06/10/2023	550	585
6.000%, 12/19/2023	860	911
5.125%, 05/28/2024	845	844
2.550%, 09/18/2015	200	201
Santander US Debt Unipersonal
3.781%, 10/07/2015 (B)	100	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SL Green Realty
7.750%, 03/15/2020 †	$1,000	$1,191
Stadshypotek
1.750%, 04/09/2020 (B)	1,755	1,731
Standard Chartered MTN (B)
5.700%, 03/26/2044	1,420	1,472
3.200%, 04/17/2025	585	554
State Street
4.956%, 03/15/2018	1,300	1,397
Sumitomo Mitsui Banking MTN
3.100%, 01/14/2016 (B)	200	202
1.350%, 07/11/2017	860	860
Synchrony Financial
4.250%, 08/15/2024	435	437
2.700%, 02/03/2020	635	627
Tanger Properties †
3.875%, 12/01/2023	305	308
3.750%, 12/01/2024	265	262
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (B)	1,300	1,628
UBS MTN
1.375%, 06/01/2017	2,000	1,996
US Bank
2.125%, 10/28/2019	720	721
Ventas Realty L.P. †
2.700%, 04/01/2020	1,450	1,446
Voya Financial
2.900%, 02/15/2018	150	154
Wachovia Capital Trust III
5.570%, 05/31/2016 (A)	2,630	2,600
WEA Finance
4.750%, 09/17/2044 (B)	230	226
3.750%, 09/17/2024 (B)	780	771
Wells Fargo
5.375%, 11/02/2043	410	438
4.650%, 11/04/2044	190	182
4.600%, 04/01/2021	160	175
4.480%, 01/16/2024	2,658	2,798
3.676%, 06/15/2016	680	699
3.450%, 02/13/2023	430	428
3.000%, 01/22/2021	1,010	1,026
2.125%, 04/22/2019	420	422
1.500%, 01/16/2018	420	419
Wells Fargo Bank
6.000%, 11/15/2017	250	275
ZFS Finance USA Trust II
6.450%, 12/15/2065 (A) (B)	1,100	1,125

		227,126

Health Care — 2.3%
AbbVie
4.500%, 05/14/2035	570	558
4.400%, 11/06/2042	755	714
3.600%, 05/14/2025	1,255	1,240
2.500%, 05/14/2020	1,210	1,198

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.800%, 05/14/2018	$735	$733
1.750%, 11/06/2017	650	652
Actavis Funding SCS
4.750%, 03/15/2045	1,970	1,876
4.550%, 03/15/2035	210	200
3.800%, 03/15/2025	980	963
3.450%, 03/15/2022	1,915	1,897
3.000%, 03/12/2020	525	526
2.350%, 03/12/2018	425	427
Aetna
2.200%, 03/15/2019	310	310
Amgen
5.650%, 06/15/2042	475	528
5.375%, 05/15/2043	120	127
5.150%, 11/15/2041	1,125	1,155
4.400%, 05/01/2045	390	360
3.625%, 05/22/2024	210	208
2.700%, 05/01/2022	355	343
2.200%, 05/22/2019	440	439
2.125%, 05/01/2020	167	164
Anthem
5.875%, 06/15/2017	1,155	1,254
5.100%, 01/15/2044	215	210
3.500%, 08/15/2024	280	269
1.250%, 09/10/2015	240	240
Baxalta (B)
5.250%, 06/23/2045	350	352
4.000%, 06/23/2025	435	432
3.600%, 06/23/2022	1,135	1,134
2.875%, 06/23/2020	435	434
Bayer US Finance
1.500%, 10/06/2017 (B)	1,205	1,210
Becton Dickinson
4.685%, 12/15/2044	120	116
3.734%, 12/15/2024	350	349
2.675%, 12/15/2019	455	455
Boston Scientific
3.375%, 05/15/2022	240	235
Celgene
5.250%, 08/15/2043	360	375
DaVita HealthCare Partners
5.125%, 07/15/2024	740	727
5.000%, 05/01/2025	170	164
EMD Finance (B)
2.400%, 03/19/2020	695	691
1.700%, 03/19/2018	600	600
Fresenius Medical Care US Finance
5.750%, 02/15/2021 (B)	160	170
Fresenius Medical Care US Finance II (B)
5.875%, 01/31/2022	190	201
4.125%, 10/15/2020	100	101
Gilead Sciences
3.700%, 04/01/2024	1,555	1,589
GlaxoSmithKline Capital
5.650%, 05/15/2018	810	904

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HCA
7.500%, 11/15/2095	$3,800	$3,762
Humana
7.200%, 06/15/2018	1,150	1,323
4.625%, 12/01/2042	130	124
3.850%, 10/01/2024	790	787
3.150%, 12/01/2022	170	164
Johnson & Johnson
4.500%, 12/05/2043	600	639
Medtronic
4.450%, 03/15/2020	630	687
4.375%, 03/15/2035 (B)	280	278
3.625%, 03/15/2024	940	964
3.500%, 03/15/2025 (B)	870	867
3.150%, 03/15/2022 (B)	445	447
2.500%, 03/15/2020 (B)	830	831
Merck
3.700%, 02/10/2045	1,000	893
2.750%, 02/10/2025	400	384
2.350%, 02/10/2022	855	827
Mylan
5.400%, 11/29/2043	235	240
2.550%, 03/28/2019	660	654
Omnicare
4.750%, 12/01/2022	110	117
Perrigo
4.000%, 11/15/2023	370	375
Perrigo Finance
3.900%, 12/15/2024	535	528
3.500%, 12/15/2021	235	236
Roche Holdings
6.000%, 03/01/2019 (B)	253	288
Thermo Fisher Scientific
5.300%, 02/01/2044	50	53
3.600%, 08/15/2021	350	356
3.300%, 02/15/2022	270	267
3.200%, 03/01/2016	435	442
UnitedHealth Group
6.875%, 02/15/2038	510	671
6.000%, 06/15/2017	51	56
5.800%, 03/15/2036	280	326
3.875%, 10/15/2020	530	567
2.875%, 12/15/2021	735	735
Valeant Pharmaceuticals International
5.375%, 03/15/2020 (B)	950	981
Wyeth LLC
5.950%, 04/01/2037	960	1,145
Zoetis
3.250%, 02/01/2023	150	145

		47,989

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	80	79
AerCap Ireland Capital
3.750%, 05/15/2019 (B)	520	514

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	$2,290	$2,424
BAE Systems
4.750%, 10/11/2021 (B)	1,350	1,479
Burlington Northern Santa Fe
4.150%, 04/01/2045	1,000	922
Caterpillar Financial Services MTN
2.750%, 08/20/2021	620	627
Catholic Health Initiatives
4.350%, 11/01/2042	205	187
2.950%, 11/01/2022	800	780
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C-2
7.256%, 03/15/2020	1,835	2,037
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	1,374	1,532
Continental Airlines Pass-Through Trust, Ser 2009-1
9.000%, 07/08/2016	2,144	2,289
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	1,150	1,319
Eaton
4.150%, 11/02/2042	440	410
2.750%, 11/02/2022	950	924
1.500%, 11/02/2017	270	270
Embraer Netherlands Finance
5.050%, 06/15/2025	285	284
FedEx
4.100%, 02/01/2045	345	310
Florida East Coast Holdings
6.750%, 05/01/2019 (B)	460	461
JetBlue Airways Pass-Through Trust, Ser 2004-2, Cl G1
0.649%, 08/15/2016 (A)	897	893
L-3 Communications
3.950%, 05/28/2024	465	452
Lockheed Martin
3.350%, 09/15/2021	920	947
Northrop Grumman
3.850%, 04/15/2045	325	286
3.250%, 08/01/2023	3,155	3,091
Parker-Hannifin MTN
3.300%, 11/21/2024	425	426
Penske Truck Leasing L.P. (B)
3.375%, 02/01/2022	625	609
3.050%, 01/09/2020	290	291
2.500%, 06/15/2019	745	738
Raytheon
3.125%, 10/15/2020	430	445
Siemens Financieringsmaatschappij (B)
3.250%, 05/27/2025	280	275
2.900%, 05/27/2022	1,575	1,555

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Union Pacific
3.250%, 01/15/2025	$435	$431
United Air Lines Pass-Through Trust, Ser 2009-2A
9.750%, 01/15/2017	114	124
United Business Media
5.750%, 11/03/2020 (B)	490	529
United Technologies
4.500%, 06/01/2042	540	549
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	866	894
Valmont Industries
5.250%, 10/01/2054	310	278
Verisk Analytics
5.500%, 06/15/2045	85	84
4.000%, 06/15/2025	240	235
Waste Management
7.375%, 05/15/2029	330	448
3.500%, 05/15/2024	310	311
West
5.375%, 07/15/2022 (B)	430	402
WW Grainger
4.600%, 06/15/2045	100	100

		31,241

Information Technology — 0.6%
Activision Blizzard
5.625%, 09/15/2021 (B)	300	314
Alibaba Group Holding
3.600%, 11/28/2024 (B)	520	501
Apple
4.375%, 05/13/2045	1,360	1,340
3.850%, 05/04/2043	640	583
2.700%, 05/13/2022	1,245	1,232
Baidu
4.125%, 06/30/2025	230	229
Cisco Systems
3.000%, 06/15/2022	470	472
Microsoft
3.750%, 02/12/2045	950	857
3.500%, 02/12/2035	885	809
National Semiconductor
6.600%, 06/15/2017	170	188
Oracle
4.375%, 05/15/2055	95	88
4.125%, 05/15/2045	235	218
3.900%, 05/15/2035	1,330	1,237
2.950%, 05/15/2025	385	370
2.500%, 05/15/2022	595	578
2.250%, 10/08/2019	370	372
1.200%, 10/15/2017	1,050	1,050
Tencent Holdings MTN
3.800%, 02/11/2025 (B)	385	374
Texas Instruments
2.750%, 03/12/2021	470	479

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
TSMC Global
1.625%, 04/03/2018 (B)	$875	$865

		12,156

Materials — 1.2%
Albemarle
5.450%, 12/01/2044	385	385
Ardagh Packaging Finance
3.286%, 12/15/2019 (A) (B)	640	622
Barrick Gold
4.100%, 05/01/2023	1,740	1,695
3.850%, 04/01/2022	270	262
Barrick North America Finance
4.400%, 05/30/2021	1,260	1,287
BHP Billiton Finance USA
5.000%, 09/30/2043	460	478
3.850%, 09/30/2023	400	411
3.250%, 11/21/2021	1,400	1,422
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	520	542
Dow Chemical
3.000%, 11/15/2022	1,265	1,217
Eagle Spinco
4.625%, 02/15/2021	380	369
Eastman Chemical
4.650%, 10/15/2044	245	232
3.800%, 03/15/2025	195	195
2.700%, 01/15/2020	695	693
Ecolab
4.350%, 12/08/2021	220	237
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (B) (D)	630	650
Freeport-McMoRan
4.000%, 11/14/2021	550	540
Freeport-McMoran Oil & Gas
6.875%, 02/15/2023	165	177
6.500%, 11/15/2020	104	110
Glencore Finance Canada
2.700%, 10/25/2017 (B)	810	819
2.050%, 10/23/2015 (B)	1,318	1,321
Glencore Funding
2.875%, 04/16/2020 (B)	1,440	1,411
Hexion
6.625%, 04/15/2020	360	330
International Paper
5.150%, 05/15/2046	220	211
5.000%, 09/15/2035	695	681
LYB International Finance BV
4.875%, 03/15/2044	235	228
LyondellBasell Industries
5.750%, 04/15/2024	200	228
4.625%, 02/26/2055	230	203
Mosaic
5.625%, 11/15/2043	220	234
5.450%, 11/15/2033	170	181

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
OCP
4.500%, 10/22/2025 (B)	$1,650	$1,565
Potash Corp of Saskatchewan
4.875%, 03/30/2020	280	309
Reynolds Group Issuer
6.875%, 02/15/2021	180	188
Rio Tinto Finance USA
6.500%, 07/15/2018	810	918
3.750%, 06/15/2025	520	513
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	200	201
Rock-Tenn
4.000%, 03/01/2023	70	71
3.500%, 03/01/2020	320	330
Southern Copper
5.250%, 11/08/2042	1,550	1,345
Steel Dynamics
6.375%, 08/15/2022	510	534
Teck Resources
3.750%, 02/01/2023 (D)	215	185
Vale Overseas
8.250%, 01/17/2034	140	156
6.875%, 11/21/2036	1,510	1,460
4.375%, 01/11/2022 (D)	329	322

		25,468

Telecommunication Services — 1.6%
Altice Financing
6.625%, 02/15/2023 (B)	600	595
America Movil
5.625%, 11/15/2017	440	482
5.000%, 03/30/2020	750	830
3.125%, 07/16/2022	730	720
AT&T
6.500%, 09/01/2037	765	865
6.450%, 06/15/2034	625	705
5.550%, 08/15/2041	200	205
4.750%, 05/15/2046	1,340	1,219
4.500%, 05/15/2035	325	299
4.350%, 06/15/2045	325	277
4.300%, 12/15/2042	135	116
3.400%, 05/15/2025	4,860	4,635
3.000%, 02/15/2022	470	459
3.000%, 06/30/2022	970	937
Bharti Airtel
4.375%, 06/10/2025 (B)	1,265	1,246
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (B)	295	312
CenturyLink
5.625%, 04/01/2020	240	240
5.625%, 04/01/2025 (B)	350	316
Deutsche Telekom International Finance
2.250%, 03/06/2017 (B)	905	916
Intelsat Jackson Holdings
7.500%, 04/01/2021	380	376

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sprint
7.875%, 09/15/2023	$320	$312
7.625%, 02/15/2025	610	575
Sprint Capital
8.750%, 03/15/2032	910	885
Telecom Italia Capital
7.175%, 06/18/2019	40	45
Telefonica Emisiones SAU
6.221%, 07/03/2017	100	109
5.877%, 07/15/2019	90	101
5.134%, 04/27/2020	300	328
Verizon Communications
6.550%, 09/15/2043	3,893	4,554
6.400%, 09/15/2033	1,234	1,414
5.150%, 09/15/2023	190	208
4.862%, 08/21/2046	1,825	1,708
4.522%, 09/15/2048 (B)	983	864
4.400%, 11/01/2034	2,335	2,162
4.272%, 01/15/2036 (B)	1,335	1,204
3.850%, 11/01/2042	130	107
3.450%, 03/15/2021	450	459
3.000%, 11/01/2021	1,250	1,233
2.500%, 09/15/2016	580	589
Vodafone Group PLC
2.950%, 02/19/2023	755	705

		33,312

Utilities — 2.2%
AES
7.375%, 07/01/2021	40	44
4.875%, 05/15/2023	920	865
Alabama Power
3.750%, 03/01/2045	345	310
Ameren Illinois
4.300%, 07/01/2044	85	85
American Electric Power
1.650%, 12/15/2017	740	741
Appalachian Power
4.450%, 06/01/2045	425	408
Berkshire Hathaway Energy
6.500%, 09/15/2037	1,160	1,423
4.500%, 02/01/2045	1,360	1,338
CenterPoint Energy Houston Electric
4.500%, 04/01/2044	800	823
Comision Federal de Electricidad
6.125%, 06/16/2045 (B)	445	451
Commonwealth Edison
3.700%, 03/01/2045	120	108
Consolidated Edison of New York
4.625%, 12/01/2054	225	219
4.450%, 03/15/2044	810	799
Dominion Resources
4.700%, 12/01/2044	360	352
2.500%, 12/01/2019	610	612
1.950%, 08/15/2016	265	267

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Duke Energy Carolinas
4.000%, 09/30/2042	$1,000	$945
Duke Energy Florida
3.850%, 11/15/2042	165	153
Duquesne Light Holdings
6.400%, 09/15/2020 (B)	1,450	1,680
Exelon
5.625%, 06/15/2035	880	944
3.950%, 06/15/2025	905	910
2.850%, 06/15/2020	355	357
FirstEnergy
2.750%, 03/15/2018	280	284
FirstEnergy, Ser C
7.375%, 11/15/2031	2,965	3,613
Florida Gas Transmission LLC
3.875%, 07/15/2022 (B)	1,000	1,010
IPALCO Enterprises
7.250%, 04/01/2016 (B)	1,340	1,402
5.000%, 05/01/2018	1,200	1,266
KCP&L Greater Missouri Operations
8.270%, 11/15/2021	2,700	3,429
KeySpan Gas East
5.819%, 04/01/2041 (B)	1,250	1,495
Majapahit Holding BV
7.750%, 01/20/2020	420	486
Metropolitan Edison
3.500%, 03/15/2023 (B)	2,425	2,388
Niagara Mohawk Power
4.278%, 10/01/2034 (B)	365	364
NiSource Finance
6.800%, 01/15/2019	2,261	2,606
Oncor Electric Delivery LLC
6.800%, 09/01/2018	1,075	1,244
4.550%, 12/01/2041	690	693
Pacific Gas & Electric
8.250%, 10/15/2018	280	336
6.050%, 03/01/2034	130	156
5.800%, 03/01/2037	710	821
4.450%, 04/15/2042	700	685
3.250%, 06/15/2023	280	278
PacifiCorp
3.600%, 04/01/2024	645	666
PECO Energy
4.150%, 10/01/2044	625	607
Potomac Electric Power
4.150%, 03/15/2043	310	299
3.600%, 03/15/2024	315	322
PSEG Power LLC
2.750%, 09/15/2016	320	326
Public Service Electric & Gas MTN
3.050%, 11/15/2024	280	277
Public Service of Colorado
4.300%, 03/15/2044	185	186
Public Service of New Hampshire
3.500%, 11/01/2023	310	318

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Public Service of New Mexico
7.950%, 05/15/2018	$1,265	$1,472
Puget Energy
6.000%, 09/01/2021	790	905
Puget Sound Energy
4.300%, 05/20/2045	195	194
PVNGS II Funding
8.000%, 12/30/2015	203	203
Southern
2.150%, 09/01/2019	615	609
Southern California Gas
4.450%, 03/15/2044	600	622
Southwestern Electric Power
3.900%, 04/01/2045	310	270
3.550%, 02/15/2022	230	237
Texas-New Mexico Power
6.950%, 04/01/2043 (B)	880	1,237
Virginia Electric & Power
4.650%, 08/15/2043	405	420
4.450%, 02/15/2044	200	201

		45,761

Total Corporate Obligations (Cost $572,996) ($ Thousands)		588,069

ASSET-BACKED SECURITIES — 10.3%

Automotive — 1.5%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	75	75
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	546	546
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,996	2,000
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	323	326
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (B)	560	566
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (B)	1,405	1,400
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (B)	350	360
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (B)	429	429
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	281	282
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	281	283
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	445	446

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	$513	$515
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	730	730
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	429	432
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	9	9
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	264	266
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	814	815
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	906	911
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	605	607
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	618	622
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.487%, 06/20/2016 (A)	635	635
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	933	933
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	266	268
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	1,188	1,192
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	243	245
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	1,452	1,457
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	678	678
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	394	394
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	433	433

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	$628	$628
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	931	931
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	421	421
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	356	356
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (B)	2,305	2,334
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/2018	623	623
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (B)	965	965
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	269	270
Hertz Vehicle Financing, Ser 2015-1A
4.350%, 03/25/2021	650	646
3.520%, 03/25/2021	1,500	1,491
Hertz Vehicle Financing, Ser 2015-1A, Cl A
2.730%, 03/25/2021	650	646
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	502	502
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	567	567
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A3
0.670%, 11/21/2017	1,137	1,135
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	232	233
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	208	209
Hyundai Auto Receivables Trust, Ser 2013-A, Cl A4
0.750%, 09/17/2018	252	252
Hyundai Auto Receivables Trust, Ser 2013-B, Cl A4
1.010%, 02/15/2019	223	223
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	497	496

		30,783

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Cards — 0.4%
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.556%, 12/15/2021 (A)	$614	$613
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.236%, 11/15/2019 (A)	460	458
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.337%, 01/23/2020 (A)	183	187
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	941	946
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.615%, 09/10/2020 (A)	225	225
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	3,651	3,686
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	813	806
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.446%, 08/16/2021 (A)	1,283	1,279
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	326	326
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	551	551

		9,077

Mortgage Related Securities — 1.2%
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.855%, 04/25/2028 (A)	12	11
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.585%, 08/25/2043 (A)	1,024	1,010
Centex Home Equity, Ser 2006-A, Cl AV4
0.435%, 06/25/2036 (A)	4,917	4,506
Citigroup Mortgage Loan Trust, Ser 2006-HE2, Cl A2D
0.425%, 08/25/2036 (A)	4,200	3,494
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
EMC Mortgage Loan Trust, Ser 2002-AA, Cl A1
1.127%, 05/25/2039 (A) (B)	571	545
Home Loan Trust, Ser 2000-HI1, Cl AI7
8.290%, 02/25/2025	38	38
HSBC Home Equity Loan Trust, Ser 2006-4, Cl A4
0.417%, 03/20/2036 (A)	2,480	2,462

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Master Asset-Backed Securities Trust, Ser 2007-HE1, Cl A4
0.465%, 05/25/2037 (A)	$5,500	$3,956
New Century Home Equity Loan Trust, Ser 2005-2, Cl M1
0.615%, 06/25/2035 (A)	2,745	2,735
New Century Home Equity Loan Trust, Ser 2005-3, Cl M2
0.675%, 07/25/2035 (A)	3,500	3,374
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.345%, 01/25/2037 (A)	5,316	3,691

		25,822

Other Asset-Backed Securities — 7.2%
Academic Loan Funding Trust, Ser 2012-1A, Cl A2
1.285%, 12/27/2044 (A) (B)	2,100	2,102
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,952	1,957
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	2,322	2,330
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.676%, 10/15/2019 (A)	1,521	1,523
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.755%, 01/15/2021 (A)	931	932
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.482%, 02/25/2035 (A)	2,200	2,283
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.277%, 10/27/2036 (A)	1,750	1,774
Carrington Mortgage Loan Trust, Ser 2005-NC4, Cl A3
0.585%, 09/25/2035 (A)	591	587
Centerpoint Energy Transition Bond III, Ser 2008-A, Cl A1
4.192%, 02/01/2020	407	415
CIT Education Loan Trust, Ser 2007-1, Cl A
0.371%, 03/25/2042 (A) (B)	1,471	1,408
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.890%, 03/25/2037	1,970	2,000
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	100	100
Conseco Finance Home Improvement Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/2031 (A)	5	5
Conseco Financial, Ser 1993-4, Cl A5
7.050%, 01/15/2019	99	102
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	519	523
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.785%, 06/25/2033 (A)	38	32

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
0.985%, 10/25/2047 (A)	$3,688	$3,320
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.305%, 11/15/2036 (A)	133	117
Credit-Based Asset Servicing and Securities, Ser 2006-CB3, Cl AV4
0.445%, 03/25/2036 (A)	5,000	3,760
CWABS Revolving Home Equity Loan Trust, Ser 2004-K, Cl 2A
0.486%, 02/15/2034 (A)	373	334
Educational Funding of the South, Ser 2011-1, Cl A2
0.927%, 04/25/2035 (A)	1,908	1,905
First Franklin Mortgage Loan Trust, Ser 2005-FF8, Cl M1
0.677%, 09/25/2035 (A)	3,532	3,438
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	1,022	1,035
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	270	272
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.656%, 09/15/2018 (A)	632	633
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	759	759
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.586%, 02/15/2019 (A)	262	262
Ford Credit Floorplan Master Owner Trust, Ser 2014-2, Cl A
0.674%, 02/15/2021 (A)	902	902
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	1,220	1,222
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.586%, 01/15/2020 (A)	354	354
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.752%, 01/15/2022 (A)	1,600	1,601
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (B)	1,762	1,758
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/2038 (A) (B)	788	821
Green Tree, Ser 2008-MH1, Cl A3
8.970%, 04/25/2038 (A) (B)	627	653
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
2.900%, 03/18/2029 (A)	475	435

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/2029	$996	$1,004
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.528%, 06/19/2029 (A)	275	241
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.680%, 02/20/2030 (A)	375	329
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
3.685%, 02/20/2032 (A)	270	247
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
3.686%, 03/13/2032 (A)	425	385
GSAMP Trust, Ser 2003-SEA, Cl A1
0.585%, 02/25/2033 (A)	1,553	1,447
GSAMP Trust, Ser 2006-HE3, Cl A2D
0.435%, 05/25/2046 (A)	3,300	2,328
GSAMP Trust, Ser 2006-SEA1, Cl A
0.481%, 05/25/2036 (A) (B)	114	113
Higher Education Funding I, Ser 2014-1, Cl A
1.332%, 05/25/2034 (A) (B)	1,546	1,548
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (B)	890	886
HSI Asset Securitization Trust, Ser 2006-OPT3, Cl 3A3
0.365%, 02/25/2036 (A)	527	492
ING Investment Management, Ser 2014-1A, Cl A1
1.775%, 04/18/2026 (A) (B)	1,780	1,777
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (B)	976	1,008
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (B)	1,311	1,316
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/2018	745	778
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	2,481	2,629
National Collegiate Student Loan Trust, Ser 2005-3, Cl A4
0.465%, 04/25/2029 (A)	490	481
National Collegiate Student Loan Trust, Ser 2006-3, Cl A4
0.455%, 03/26/2029 (A)	1,750	1,599
National Collegiate Student Loan Trust, Ser 2007-4, Cl A3L
1.035%, 03/25/2038 (A)	4,460	3,189
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (B)	344	343
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.495%, 03/27/2023 (A)	529	528

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.695%, 06/25/2031 (A)	$3,320	$3,302
Navient Student Loan Trust, Ser 2014-2, Cl A
0.825%, 03/25/2043 (A)	3,093	3,080
Navient Student Loan Trust, Ser 2014-3, Cl A
0.805%, 03/25/2043 (A)	3,091	3,073
Navient Student Loan Trust, Ser 2014-4, Cl A
0.805%, 03/25/2043 (A)	2,340	2,326
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.625%, 04/25/2023 (A)	499	498
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.457%, 10/27/2036 (A)	783	775
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.437%, 01/25/2037 (A)	735	728
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.387%, 10/25/2033 (A)	746	723
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.381%, 03/23/2037 (A)	708	692
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.385%, 12/24/2035 (A)	768	755
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.461%, 03/22/2032 (A)	290	280
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.372%, 11/23/2022 (A)	157	157
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.357%, 10/26/2026 (A)	508	508
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.987%, 04/25/2046 (A) (B)	310	314
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
0.785%, 10/27/2036 (A) (B)	2,050	2,067
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.137%, 11/25/2043 (A) (B)	1,655	1,643
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.785%, 09/25/2042 (A) (B)	2,960	2,960
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.056%, 07/25/2025 (A)	1,000	1,006
Octagon Investment Partners XI Ltd., Ser 2007-1A, Cl A1B
0.542%, 08/25/2021 (A) (B)	1,259	1,224
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.696%, 11/20/2023 (A) (B)	1,750	1,750
Origen Manufactured Housing, Ser 2006-A, Cl A2
2.475%, 10/15/2037 (A)	3,056	2,763
Park Place Securities, Ser 2004-WCW1, Cl M2
1.205%, 09/25/2034 (A)	1,381	1,371
RAMP Trust, Ser 2006-RZ3, Cl M1
0.537%, 08/25/2036 (A)	6,530	4,990
Residential Asset Mortgage Products Trust, Ser 2003-RS11, Cl MII1
1.276%, 12/25/2033 (A)	188	172
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	775	822

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Scholar Funding Trust, Ser 2011-A, Cl A
1.179%, 10/28/2043 (A) (B)	$989	$996
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.674%, 05/15/2028 (A)	257	257
SLM Private Education Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (B)	287	297
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.286%, 08/15/2023 (A) (B)	246	247
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (B)	738	758
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.936%, 10/16/2023 (A) (B)	304	304
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.936%, 06/15/2045 (A) (B)	217	223
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.987%, 11/25/2043 (A)	245	246
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.836%, 07/15/2022 (A) (B)	494	495
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (B)	156	155
SLM Student Loan Trust, Ser 2003-12, Cl A5
0.566%, 09/15/2022 (A) (B)	579	579
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.827%, 04/27/2026 (A) (B)	1,237	1,237
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.447%, 07/25/2023 (A)	1,067	1,062
SLM Student Loan Trust, Ser 2004-8, Cl B
0.737%, 01/25/2040 (A)	151	139
SLM Student Loan Trust, Ser 2004-8A, Cl A5
0.777%, 04/25/2024 (A) (B)	1,259	1,260
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.427%, 01/27/2020 (A)	1,278	1,274
SLM Student Loan Trust, Ser 2005-2, Cl A5
0.367%, 04/27/2020 (A)	1,430	1,425
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.377%, 04/25/2025 (A)	86	86
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.417%, 10/25/2028 (A)	1,138	1,110
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.477%, 07/27/2026 (A)	355	361
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.417%, 10/27/2031 (A)	821	791
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.427%, 10/25/2029 (A)	613	599
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.397%, 01/27/2025 (A)	590	589

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.447%, 01/25/2041 (A)	$1,900	$1,735
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.377%, 01/25/2021 (A)	989	976
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.347%, 04/25/2022 (A)	28	28
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.437%, 01/25/2041 (A)	1,900	1,763
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.337%, 07/25/2022 (A)	1,121	1,083
SLM Student Loan Trust, Ser 2007-2, Cl B
0.447%, 07/25/2025 (A)	391	350
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.317%, 04/25/2019	1,697	1,680
SLM Student Loan Trust, Ser 2007-3, Cl A4
0.337%, 01/25/2022 (A)	1,101	1,062
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.357%, 01/25/2024 (A)	377	374
SLM Student Loan Trust, Ser 2007-6, Cl B
1.127%, 04/27/2043 (A)	471	427
SLM Student Loan Trust, Ser 2008-2, Cl B
1.477%, 01/25/2029 (A)	525	488
SLM Student Loan Trust, Ser 2008-3, Cl B
1.477%, 04/25/2029 (A)	525	489
SLM Student Loan Trust, Ser 2008-4, Cl B
2.127%, 04/25/2029 (A)	525	511
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.577%, 01/25/2018 (A)	143	144
SLM Student Loan Trust, Ser 2008-5, Cl B
2.127%, 07/25/2029 (A)	525	532
SLM Student Loan Trust, Ser 2008-6, Cl B
2.127%, 07/25/2029 (A)	525	528
SLM Student Loan Trust, Ser 2008-7, Cl B
2.127%, 07/25/2029 (A)	525	527
SLM Student Loan Trust, Ser 2008-8, Cl B
2.527%, 10/25/2029 (A)	525	545
SLM Student Loan Trust, Ser 2008-9, Cl A
1.777%, 04/25/2023 (A)	2,564	2,631
SLM Student Loan Trust, Ser 2008-9, Cl B
2.527%, 10/25/2029 (A)	525	547
SLM Student Loan Trust, Ser 2010-1, Cl A
0.587%, 03/25/2025 (A)	636	636
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.935%, 05/26/2026 (A)	385	390
SLM Student Loan Trust, Ser 2012-6, Cl B
1.187%, 04/27/2043 (A)	564	533
SLM Student Loan Trust, Ser 2013-2, Cl B
1.685%, 06/25/2043 (A)	281	277
SLM Student Loan Trust, Ser 2013-3, Cl B
1.687%, 09/25/2043 (A)	291	285
SLM Student Loan Trust, Ser 2013-4, Cl A
0.735%, 06/25/2027 (A)	1,174	1,178
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.585%, 10/26/2020 (A)	446	447

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.685%, 02/25/2021 (A)	$236	$236
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (B)	240	247
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (B)	1,379	1,371
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.565%, 07/26/2021 (A)	737	735
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.777%, 03/26/2029 (A)	696	699
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.786%, 07/15/2022 (A) (B)	247	247
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (B)	421	427
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.786%, 07/17/2023 (A) (B)	905	905
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (B)	1,003	996
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.180%, 06/15/2027 (A) (B)	776	776
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (B)	485	488
Structured Asset Securities Mortgage Loan Trust, Ser 2008-BC4, Cl A3
0.431%, 11/25/2037 (A)	779	774
TAL Advantage, Ser 2006-1A, Cl N
0.377%, 04/20/2021 (A) (B)	242	241
Trade Maps, Ltd., Ser 2013-1A, Cl A
0.885%, 12/10/2018 (A) (B)	1,400	1,400
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	210	209
Wells Fargo Home Equity Asset-Backed SecuritiesTrust, Ser 2006-2, Cl A4
0.435%, 07/25/2036 (A)	4,000	3,729

		150,437

Total Asset-Backed Securities (Cost $211,535) ($ Thousands)		216,119

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Farmer Mac Guaranteed Notes Trust
5.125%, 04/19/2017 (B)	3,540	3,808
FHLB
3.150%, 06/28/2030	3,405	3,407
0.875%, 05/24/2017	40	40
0.070%, 07/22/2011 to 07/29/2015 (C)	25,305	25,304
0.070%, 07/06/2015 (C)	15,155	15,155
0.068%, 08/12/2015 (C)	11,640	11,639
0.065%, 07/20/2015 to 08/05/2015 (C)	24,550	24,549

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
FICO STRIPS
9.800%, 04/06/2018		850	$1,053
8.600%, 09/26/2019		2,490	3,184
0.092%, 11/02/2018 (C)		1,800	1,715
0.090%, 04/06/2018 (C)		1,270	1,231
0.050%, 02/08/2018 (C)		510	495
0.040%, 08/03/2018 (C)		780	747
0.010%, 05/11/2018 (C)		3,295	3,179
0.000%, 09/26/2019 (C)		100	93
FNMA
4.721%, 10/09/2019 (C)		2,925	2,671
2.625%, 09/06/2024		561	561
Residual Funding Principal
1.965%, 10/15/2020 (C)		2,600	2,334
Resolution Funding STRIPS
2.247%, 07/15/2020 (C)		2,630	2,381
2.167%, 10/15/2019 (C)		830	766
Tennessee Valley Authority
5.250%, 09/15/2039		590	718
3.875%, 02/15/2021		1,510	1,662
2.875%, 09/15/2024		1,540	1,547

Total U.S. Government Agency Obligations (Cost $105,992) ($ Thousands)			108,239

SOVEREIGN DEBT — 2.6%
Brazil Notas do Tesouro Nacional, Ser B
15.317%, 08/15/2050	BRL	1,292	1,100
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	12,230	3,735
Brazilian Government International Bond
5.000%, 01/27/2045		230	199
Colombia Government International Bond
5.625%, 02/26/2044		1,110	1,124
5.000%, 06/15/2045		240	222
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.750%, 12/01/2043		250	274
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/2025		751	751
2.578%, 06/30/2022		854	854
Indonesia Government International Bond MTN
5.875%, 03/13/2020		240	266
5.875%, 01/15/2024 (B)		840	928
4.875%, 05/05/2021		200	212
4.125%, 01/15/2025 (B)		405	397
Italy Buoni Poliennali Del Tesoro
3.750%, 09/01/2024	EUR	8,600	10,748
Japan Bank for International Cooperation
1.750%, 05/28/2020		850	839
Japan Finance Organization for Municipalities
4.000%, 01/13/2021		1,800	1,972

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description		Face Amount (Thousands) (1)	Market Value ($ Thousands)
Japan Treasury Discount Bill
0.000%, 12/10/2015 (C)	JPY	430,000	$3,514
Mexico Government International Bond
5.750%, 10/12/2110		1,068	1,049
5.550%, 01/21/2045		2,610	2,776
4.750%, 03/08/2044		1,010	960
3.600%, 01/30/2025		355	350
Peruvian Government International Bond
5.625%, 11/18/2050		180	201
Poland Government Bond
3.250%, 07/25/2025	PLN	34,160	9,021
Poland Government International Bond
4.000%, 01/22/2024		1,790	1,873
Portugal Government International Bond MTN
5.125%, 10/15/2024 (B)		1,350	1,377
Province of Ontario Canada
1.875%, 05/21/2020		740	738
Republic of Paraguay
6.100%, 08/11/2044 (B)		325	330
4.625%, 01/25/2023 (B) (D)		495	500
Russia Government International Bond
7.500%, 03/31/2030 (B) (D)		344	403
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030		779	913
4.500%, 04/04/2022		400	391
Slovakia Government International Bond
4.375%, 05/21/2022 (B)		1,240	1,352
Slovenia Government International Bond
5.850%, 05/10/2023 (B)		245	277
5.500%, 10/26/2022 (B)		528	586
5.250%, 02/18/2024 (B)		1,015	1,106
South Africa Government International Bond
5.875%, 09/16/2025 (D)		1,380	1,529
Turkey Government International Bond
6.250%, 09/26/2022		457	508
5.750%, 03/22/2024 (D)		1,120	1,212
5.625%, 03/30/2021		161	174
United Mexican States MTN
6.050%, 01/11/2040		248	282

Total Sovereign Debt (Cost $56,549) ($ Thousands)			55,043

LOAN PARTICIPATIONS — 0.7%
Advanced Disposal Service
3.750%, 10/09/2019		299	295
American Airlines
3.500%, 06/27/2020		639	632
Aramark, 1st Lien
3.250%, 02/24/2021		283	281
Burger King 5/15, Term Loan B
3.750%, 12/10/2021		453	453
CSC Holdings, Term Loan B
2.672%, 04/17/2020		348	344
Energy Future Immediate Holding, 1st Lien Term Loan
4.250%, 06/19/2016		2,200	2,199

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Data, 1st Lien Term Loan
3.687%, 03/23/2018	$1,515	$1,508
3.672%, 09/24/2018	1,000	997
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	608	538
Gardner Denver, 1st Lien Term Loan
4.250%, 07/30/2020	512	499
H.J. Heinz
3.250%, 03/27/2019	108	108
H.J. Heinz, Term Loan B2
3.250%, 03/27/2020	328	327
Hilton Hotels, Cov-Lite, 1st Lien Term Loan B
3.500%, 10/26/2020	198	198
Intelsat Jackson Holdings
3.750%, 06/30/2019	671	666
Michaels Stores
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan B
3.750%, 01/28/2020	93	93
Michaels Stores, Term Loan, Tranche 1
3.750%, 01/24/2020	283	282
MPH Acquisition Holdings
3.750%, 03/31/2021 (A)	57	56
Murray Energy 3/15 Cov-Lite, Term Loan B-2
7.500%, 04/09/2020	540	499
NRG Energy, Term Loan
2.750%, 07/01/2018	639	633
Par Pharmaceuticals
4.000%, 09/30/2019	651	650
Party City Holdings
4.000%, 07/27/2019	452	452
Schaeffler Finances, Term Loan E
3.750%, 05/15/2020	400	402
Silver II Acquisition, Term Loan
4.000%, 12/13/2019	300	289
Station Casinao’s, 1st Lien Term Loan
4.250%, 03/01/2020	57	57
SunGard Data Systems, Term Loan E
4.000%, 03/07/2020	713	712
Telesat Canada, Term Loan B
3.500%, 03/26/2019	486	484
Univision Communications
4.000%, 09/29/2014	1,712	1,698
Virgin Media Investment Holdings
3.500%, 06/30/2023	498	495

Total Loan Participations (Cost $16,076) ($ Thousands)		15,940

MUNICIPAL BONDS — 0.5%
Brazos Higher Education Authority, Ser 2006-2, RB
0.269%, 12/26/2024 (A)	560	521
California State, Build America Project, GO
7.600%, 11/01/2040	470	696
California State, GO
6.200%, 03/01/2019	1,775	2,043

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)/ Shares	Market Value ($ Thousands)
Clark County, Department of Aviation, Build America Project, Ser C, RB
6.820%, 07/01/2045	$770	$1,040
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	520	719
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	688	924
New York and New Jersey, Port Authority, RB
4.458%, 10/01/2062	705	675
New York City, Build America Project, Ser F1, GO Callable 12/01/20 @ 100
6.646%, 12/01/2031	900	1,055
New York City, Water & Sewer System, Build America Project, RB
5.952%, 06/15/2042	750	940
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	614	825
Ohio State University, Ser A, RB
4.800%, 06/01/2111	212	204
South Carolina, Student Loan, Ser A2, RB
0.403%, 12/01/2020 (A)	350	350

Total Municipal Bonds (Cost $9,131) ($ Thousands)		9,992

COLLATERALIZED DEBT OBLIGATIONS — 0.4%

Other Asset-Backed Securities — 0.4%
AMMC CLO XIV Ltd., Ser 2014-14A, Cl A1L
1.727%, 07/27/2026 (A) (B)	1,650	1,650
Ballyrock CLO, Ser 2014-1A, Cl A1
1.755%, 10/20/2026 (A) (B)	450	450
Cent CLO 18, Ser 2013-18A, Cl A
1.377%, 07/23/2025 (A) (B)	1,600	1,580
Eaton Vance CLO, Ser 2014-1A, Cl A
1.703%, 07/15/2026 (A) (B)	550	550
Flatiron CLO, Ser 2014-1A, Cl A1
1.654%, 07/17/2026 (A) (B)	1,600	1,596
Latitude CLO II, Ser 2006-2A, Cl A2
0.616%, 12/15/2018 (A) (B)	208	207
Voya CLO, Ser 2014-2A, Cl A1
1.725%, 07/17/2026 (A) (B)	1,730	1,730
Voya CLO, Ser 2015-1A, Cl A1
1.755%, 04/18/2027 (A) (B)	310	310

Total Collateralized Debt Obligations (Cost $8,066) ($ Thousands)		8,073

PREFERRED STOCK — 0.0%
Citigroup Capital XIII, 7.88% (A)	24,750	642

Total Preferred Stock (Cost $647) ($ Thousands)		642

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 23.3%
U.S. Treasury Bills (C)
0.009%, 08/20/2015	$195	$195
0.000%, 07/23/2015	152	152
0.000%, 09/03/2015	182	182
U.S. Treasury Bonds
4.500%, 08/15/2039	742	929
3.750%, 11/15/2043	9,423	10,599
3.625%, 08/15/2043	2,899	3,189
3.625%, 02/15/2044	5,816	6,394
3.375%, 05/15/2044	486	511
3.125%, 02/15/2043	2,296	2,299
3.000%, 11/15/2044	6,001	5,870
3.000%, 05/15/2045	43,801	42,863
2.875%, 05/15/2043	24,880	23,710
2.750%, 08/15/2042	9,200	8,560
2.750%, 11/15/2042	7,140	6,642
2.500%, 02/15/2045	18,944	16,672
U.S. Treasury Inflation Protected Securities
2.375%, 01/15/2025	10,310	10,903
2.125%, 02/15/2040	930	1,146
2.000%, 01/15/2016	4,208	4,269
1.875%, 07/15/2015	3,491	3,501
1.375%, 02/15/2044	12,827	13,693
0.750%, 02/15/2042	1,319	1,212
0.750%, 02/15/2045	2,406	2,198
0.625%, 01/15/2024	2,900	2,949
0.625%, 02/15/2043	1,924	1,706
0.375%, 07/15/2023	7,503	7,530
0.125%, 04/15/2016	9,577	9,622
0.125%, 04/15/2017	3,115	3,157
0.125%, 07/15/2024	7,309	7,128
U.S. Treasury Notes
3.625%, 08/15/2019	3,205	3,489
3.125%, 05/15/2019	9,570	10,212
2.875%, 03/31/2018	3,650	3,842
2.625%, 08/15/2020	2,108	2,204
2.500%, 05/15/2024	6,489	6,600
2.375%, 08/15/2024	4,750	4,776
2.250%, 11/15/2024	5,890	5,854
2.125%, 06/30/2022	4,048	4,065
2.125%, 05/15/2025	22,857	22,443
1.875%, 05/31/2022	1,472	1,456
1.750%, 09/30/2019	21,690	21,951
1.625%, 03/31/2019	5,613	5,680
1.625%, 06/30/2019	4,562	4,605
1.625%, 07/31/2019	2,577	2,599
1.625%, 12/31/2019	7,665	7,697
1.625%, 06/30/2020	15,341	15,340
1.500%, 07/31/2016	210	213
1.500%, 01/31/2019	3,722	3,756
1.500%, 05/31/2019	5,256	5,285
1.500%, 10/31/2019	3,242	3,244
1.500%, 11/30/2019	10,450	10,264
1.500%, 05/31/2020 (D)	15,778	15,691

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
1.375%, 03/31/2020	$5,239	$5,187
1.375%, 04/30/2020	9,788	9,681
1.125%, 06/15/2018	1,933	1,940
1.000%, 09/15/2017	4,060	4,083
1.000%, 12/15/2017	3,225	3,239
1.000%, 02/15/2018	8,840	8,866
1.000%, 03/15/2018	1,699	1,703
1.000%, 05/15/2018	1,205	1,206
0.875%, 01/31/2017	3,890	3,912
0.875%, 04/30/2017	4,345	4,367
0.875%, 07/15/2017	3,747	3,763
0.875%, 08/15/2017	21,584	21,662
0.875%, 11/15/2017	6,515	6,527
0.875%, 01/15/2018	3,465	3,466
0.750%, 10/31/2017	4,822	4,818
0.750%, 04/15/2018	9,528	9,478
0.625%, 12/15/2016	2,788	2,794
0.625%, 02/15/2017	1,372	1,374
0.625%, 05/31/2017	13,086	13,084
0.625%, 09/30/2017	6,220	6,202
0.625%, 11/30/2017	590	587
0.500%, 03/31/2017	5,257	5,252
U.S. Treasury STRIPS
2.907%, 11/15/2042 (C)	2,080	849
2.792%, 11/15/2027 (C)	5,175	3,701

Total U.S. Treasury Obligations (Cost $484,299) ($ Thousands)		486,788

CASH EQUIVALENT — 4.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **††	89,304,410	89,304

Total Cash Equivalent (Cost $89,304) ($ Thousands)		89,304

AFFILIATED PARTNERSHIP — 1.0%
SEI Liquidity Fund, L.P.
0.050% **†† (E)	20,626,021	20,626

Total Affiliated Partnership (Cost $20,626) ($ Thousands)		20,626

Total Investments — 109.2% (Cost $2,269,812) ($ Thousands) ‡		$2,284,850

PURCHASED OPTIONS — 0.0% *‡‡
December 2015, Eurodollar Future Option Call, Expires 12/20/2015, Strike Price: $99.625	78	5
December 2015, Eurodollar Future Option Put, Expires 12/20/2015, Strike Price: $98.875	78	1
July 2015, U.S. Long Bond Option Put, Expires 07/05/2015, Strike Price: $143.00	48	1
July 2015, U.S. Long Bond Option Put, Expires 07/05/2015, Strike Price: $147.00	48	4

Description	Contracts	Market Value ($ Thousands)
September 2015, U.S. 10 Year Future Option, Expires 08/24/2015, Strike Price: $123.50	30	$9

Total Purchased Options (Cost $46) ($ Thousands)		20

PURCHASED SWAPTION — 0.0% *‡‡
January 2019, 5 year/30 year Put, Expires: 01/14/2019, Strike Rate: 5.000%	3,685	61

Total Purchased Swaption (Cost $248) ($ Thousands)		61

WRITTEN OPTIONS — 0.0% *‡‡
August 2015, Euro-Bund Option Call, Expires 07/27/2015, Strike Price: $156.00	(19)	(5)
August 2015, Euro-Bund Option Put, Expires 07/27/2015, Strike Price $144.00	(19)	(1)
August 2015, U.S. 10 Year Future Option Call, Expires 07/27/2015, Strike Price: $129.50	(52)	(6)
August 2015, U.S. 10 Year Future Option Put, Expires 07/27/2015, Strike Price: $122.00	(35)	(2)
August 2015, U.S. 10 Year Future Option Put, Expires 07/27/2015, Strike Price: $123.50	(24)	(3)
August 2015, U.S. Bond Future Option Call, Expires 07/27/2015, Strike Price: $155.00	(108)	(89)
August 2015, U.S. Bond Future Option Call, Expires 07/27/2015, Strike Price: $156.00	(75)	(48)
August 2015, U.S. Bond Future Option Put, Expires 07/27/2015, Strike Price: $144.00	(60)	(19)
August 2015, U.S. Bond Future Option Put, Expires 07/27/2015, Strike Price: $145.00	(51)	(21)
December 2015, Eurodollar Future Option Call, Expires 12/20/2015, Strike Price: $99.25	(78)	(5)
December 2015, IMM Eurodollar Future Option Call, Expires 12/16/2015, Strike Price: $99.25	(78)	(47)
July 2015, U.S. Long Bond Option Put, Expires 07/05/2015, Strike Price: $145.00	(96)	(1)
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/2015, Strike Price: $129.00	(47)	(16)
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/2015, Strike Price: $129.50	(23)	(6)
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/2015, Strike Price: $130.00	(76)	(16)
September 2015, U.S. Bond Future Option Call, Expires 08/24/2015, Strike Price: $159.00	(24)	(16)
September 2015, U.S. Bond Future Option Call, Expires 08/24/2015, Strike Price: $160.00	(23)	(15)
Total Written Options (Premiums Received $350) ($ Thousands)		(316)

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Description	Contracts	Market Value ($ Thousands)
WRITTEN SWAPTION — 0.0% *‡‡
January 2019, 5 Year/30 Year Put, Expires: 01/14/2019, Strike Rate: 5.000%	(13,905)	$(84)

Total Written Swaption (Premiums Received $(360)) ($ Thousands)		$(84)

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(161)	Dec-2015	$(6)
90-Day Euro$	(137)	Dec-2016	(24)
90-Day Euro$	(623)	Mar-2016	(92)
90-Day Euro$	(863)	Sep-2015	(50)
Euro-BTP	3	Sep-2015	(8)
Euro-Bund	(144)	Sep-2015	420
U.S. 2-Year Treasury Note	(468)	Oct-2015	(159)
U.S. 5-Year Treasury Note	352	Oct-2015	89
U.S. 10-Year Treasury Note	542	Sep-2015	53
U.S. Long Treasury Bond	(34)	Sep-2015	109
U.S. Ultra Long Treasury Bond	59	Sep-2015	(127)

			$205

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/16/15	BRL	18,025	USD	5,603	$(166)
7/16/15	USD	5,697	BRL	18,025	72
7/16/15	USD	6,314	GBP	4,070	85
7/16/15	USD	6,192	INR	391,800	(59)
7/16/15-8/13/15	EUR	31,296	USD	35,212	329
8/13/15	USD	5,569	EUR	4,923	(81)
8/13/15	USD	4,184	JPY	519,835	67
8/13/15-12/10/15	JPY	949,835	USD	7,797	22

					$269

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(18,779)	18,821	$42
Barclays PLC	(18,773)	18,708	(65)
Citigroup	(35,964)	36,206	241
JPMorgan Chase Bank	(956)	965	9
UBS	(1,914)	1,955	42

			$269

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

A list of open OTC swap agreements held by the Fund at June 30, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	08CAD7AD0	SELL	1.00	03/20/24	(1,490)	$16
Goldman Sachs	Metlife Inc.	SELL	1.00	6/20/2021	(750)	(3)
Goldman Sachs	Metlife Inc.	SELL	1.00	06/20/21	(840)	(3)

						$10

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/2027	1,620	$(90)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/2027	1,620	(76)
Citigroup	2.71%	3 Month USD - LIBOR	08/15/2042	3,245	91

					$(75)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
UBS Warburg	CDX.NA.HY.22 06/19	SELL	5.00	06/20/19	(10)	—

						—

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Barclays Bank PLC	2.39%	3 Month USD - LIBOR	02/15/2041	4,110	$402
Barclays Bank PLC	0.04%	3 Month USD - LIBOR	11/15/2043	2,275	(342)

					$60

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

Percentages are based on Net Assets of $2,092,120 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡‡	For the period ended June 30, 2015, the total amount of open purchased options, purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.
(1)	In U.S. Dollars unless otherwise stated.

(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $20,054 ($ Thousands).

(E)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $20,626 ($ Thousands).

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

INR — Indian Rupee

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

NCUA — National Credit Union Administration

OTC — Over the Counter

PLC — Public Limited Company

PLN — Polish Zloty

PO — Principal Only

RB — Revenue Bond

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $2,269,812 ($ Thousands), and the unrealized appreciation and depreciation were $53,051 ($ Thousands) and $(38,013) ($ Thousands), respectively.

31	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$686,015	$—	$686,015
Corporate Obligations	—	588,069	—	588,069
Asset-Backed Securities	—	216,119	—	216,119
U.S. Government Agency Obligations	—	108,239	—	108,239
Sovereign Debt	—	55,043	—	55,043
Loan Participations	—	15,940	—	15,940
Municipal Bonds	—	9,992	—	9,992
Collateralized Debt Obligations	—	8,073	—	8,073
Preferred Stock	642	—	—	642
U.S. Treasury Obligations	—	486,788	—	486,788
Cash Equivalent	89,304	—	—	89,304
Affiliated Partnership	—	20,626	—	20,626

Total Investments in Securities	$89,946	$2,194,904	$—	$2,284,850

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$20	$—	$—	$20
Purchased Swaption	—	61	—	61
Written Options	(316)	—	—	(316)
Written Swaption	—	(84)	—	(84)
Futures Contracts *
Unrealized Appreciation	671	—	—	671
Unrealized Depreciation	(466)	—	—	(466)
Forwards Contracts*
Unrealized Appreciation	—	575	—	575
Unrealized Depreciation	—	(306)	—	(306)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	16	—	16
Unrealized Depreciation	—	(6)	—	(6)
Interest Rate Swaps*
Unrealized Appreciation	—	91	—	91
Unrealized Depreciation	—	(166)	—	(166)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	—	—	—	—
Unrealized Depreciation	—	—	—	—
Interest Rate Swaps*
Unrealized Appreciation	—	402	—	402
Unrealized Depreciation	—	(342)	—	(342)

Total Other Financial Instruments	$(91)	$241	$—	$150

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

June 30, 2015

As of June 30, 2015, the Core Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $3.1 million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(1,677)	—	—	$765	$(912)
Maximum potential amount of future payments	$3,080,000	—	—	$9,600	$3,089,600
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	—	—	$750,000	$840,000	—	$1,590,000
101 - 200	—	—	—	$1,490,000	—	$1,490,000
201 - 300	—	—	$9,600	—	—	$9,600
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	—	—	$759,600	$2,330,000	—	$3,089,600

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

33	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 31.9%

Agency Mortgage-Backed Obligations — 26.1%
FHLMC
11.000%, 02/17/2021	$31	$33
10.000%, 03/17/2026 to 10/01/2030	420	466
7.500%, 01/01/2032 to 09/01/2038	548	645
6.500%, 10/01/2031 to 09/01/2038	829	944
6.000%, 08/01/2015 to 09/01/2038	936	1,036
5.500%, 06/01/2020 to 07/01/2038	2,036	2,195
5.000%, 03/01/2034 to 07/01/2044	3,287	3,671
4.500%, 08/01/2020 to 06/01/2045	6,744	7,315
4.000%, 10/01/2029 to 06/01/2045	6,447	6,880
3.500%, 12/01/2028 to 06/01/2045	8,360	8,688
2.850%, 07/01/2045	231	237
2.600%, 07/01/2045	334	341
1.620%, 11/21/2019	130	129
FHLMC ARM (A)
6.493%, 10/01/2037	173	181
3.385%, 07/01/2036	64	67
3.030%, 03/01/2036	551	592
2.898%, 08/01/2044	289	298
2.834%, 07/01/2045	343	352
2.790%, 05/01/2037	467	500
2.746%, 06/01/2045	237	242
2.745%, 05/01/2045	229	234
2.727%, 03/01/2037	207	224
2.695%, 04/01/2037	91	99
2.640%, 05/01/2037	304	326
2.611%, 11/01/2036	40	43
2.541%, 02/01/2036	214	229
2.495%, 05/01/2038	154	165
2.490%, 04/01/2037	8	8
2.480%, 10/01/2037	45	48
2.375%, 01/01/2035 to 11/01/2036	108	115
2.278%, 06/01/2037	81	87
2.276%, 02/01/2037	52	56
1.936%, 05/01/2037	258	271
1.925%, 04/01/2037	45	47
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/2023	501	558
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	207	232
FHLMC CMO, Ser 2002-48, Cl 1A
5.589%, 07/25/2033 (A)	6	6
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/2043	59	71
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/2043	84	100
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/2044	85	104
FHLMC CMO, Ser 2005-2945, Cl SA
11.960%, 03/15/2020 (A)	23	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2005-2967, Cl EA, PO
0.000%, 04/15/2020 (B)	$67	$66
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/2035	128	141
FHLMC CMO, Ser 2005-3077, Cl TO, PO
0.000%, 04/15/2035 (B)	96	87
FHLMC CMO, Ser 2006-3117, Cl OG, PO
0.000%, 02/15/2036 (B)	94	85
FHLMC CMO, Ser 2006-3153, Cl EO, PO
0.000%, 05/15/2036 (B)	64	60
FHLMC CMO, Ser 2006-3200, Cl PO, PO
0.000%, 08/15/2036 (B)	85	79
FHLMC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	197	224
FHLMC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (B)	17	15
FHLMC CMO, Ser 2007-3318, Cl DB
6.000%, 05/15/2027	215	243
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.826%, 11/15/2037 (A)	63	10
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.876%, 05/15/2038 (A)	61	9
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/2038	61	68
FHLMC CMO, Ser 2009-3510, Cl OD, PO
0.000%, 02/15/2037 (B)	97	91
FHLMC CMO, Ser 2009-3604, Cl PO, PO
0.000%, 05/15/2036 (B)	155	145
FHLMC CMO, Ser 2009-3607, Cl TO, PO
0.000%, 10/15/2039 (B)	109	100
FHLMC CMO, Ser 2010-3621, Cl BO, PO
0.000%, 01/15/2040 (B)	52	48
FHLMC CMO, Ser 2010-3664, Cl DA
4.000%, 11/15/2037	1,211	1,279
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/2036	395	464
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/2040	210	29
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/2034	193	7
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/2037	295	24
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/2035	41	—
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/2037	295	26
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/2037	142	9
FHLMC CMO, Ser 2011-3793, Cl AB
3.500%, 01/15/2026	500	531
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/2029	256	22
FHLMC CMO, Ser 2011-3804, Cl FN
0.636%, 03/15/2039 (A)	320	322

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2011-3819, Cl ZQ
6.000%, 04/15/2036	$583	$660
FHLMC CMO, Ser 2011-3852, Cl QN
5.500%, 05/15/2041 (A)	127	140
FHLMC CMO, Ser 2011-3876, Cl NB
5.000%, 08/15/2038	213	230
FHLMC CMO, Ser 2011-3925, Cl FL
0.636%, 01/15/2041 (A)	628	634
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.765%, 10/15/2041 (A)	817	147
FHLMC CMO, Ser 2011-3957, Cl B
4.000%, 11/15/2041	611	653
FHLMC CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	999	997
FHLMC CMO, Ser 2012-279, Cl F6
0.636%, 09/15/2042 (A)	408	411
FHLMC CMO, Ser 2012-281, Cl F1
0.686%, 10/15/2042 (A)	418	422
FHLMC CMO, Ser 2012-283, Cl IO, IO
3.500%, 10/15/2027	1,354	192
FHLMC CMO, Ser 2012-4139, Cl SB, IO
5.965%, 12/15/2042 (A)	155	38
FHLMC CMO, Ser 2012-4146, Cl DI, IO
3.000%, 12/15/2031	1,415	174
FHLMC CMO, Ser 2013-299, Cl 300
3.000%, 01/15/2043	860	876
FHLMC CMO, Ser 2013-300, Cl 300
3.000%, 01/15/2043	1,255	1,254
FHLMC CMO, Ser 2013-310, Cl PO, PO
0.000%, 09/15/2043 (B)	552	452
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	640	111
FHLMC CMO, Ser 2013-4203, Cl PS, IO
6.065%, 09/15/2042 (A)	548	105
FHLMC CMO, Ser 2013-4206, Cl CZ
3.000%, 05/15/2043	106	94
FHLMC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	208	187
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	847	895
FHLMC CMO, Ser 2013-4226, Cl GZ
3.000%, 07/15/2043	106	96
FHLMC CMO, Ser 2013-4227, Cl AB
3.500%, 10/15/2037	564	595
FHLMC CMO, Ser 2013-4239, Cl IO, IO
3.500%, 06/15/2027	1,001	126
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.815%, 05/15/2044 (A)	187	41
FHLMC CMO, Ser 2014-4415, Cl IO, IO
1.785%, 04/15/2041 (A)	181	13
FHLMC CMO, Ser 2015-342, Cl 300
3.000%, 02/15/2045	2,042	2,038
FHLMC CMO, Ser 2015-4425, Cl A
4.000%, 09/15/2040	560	600

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser 2015-4430, Cl A
4.000%, 04/15/2041	$842	$912
FHLMC CMO, Ser 2015-4483, Cl PA
2.500%, 06/15/2045	1,751	1,791
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/2028	81	90
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/2028	163	188
FHLMC CMO, Ser 239, Cl S30, IO
7.515%, 08/15/2036 (A)	150	31
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/2032	174	199
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/2032	137	157
FHLMC CMO, Ser 2631, Cl SA
14.510%, 06/15/2033 (A)	58	77
FHLMC CMO, Ser 2725, Cl SC
8.805%, 11/15/2033 (A)	33	37
FHLMC CMO, Ser 2950, Cl JO, PO
0.000%, 03/15/2020 (B)	24	23
FHLMC CMO, Ser 3001, Cl HP
21.258%, 05/15/2035 (A)	67	96
FHLMC CMO, Ser 3006, Cl QS
19.664%, 07/15/2035 (A)	127	177
FHLMC CMO, Ser 3012, Cl GK
23.915%, 06/15/2035 (A)	102	160
FHLMC CMO, Ser 3217, Cl CX, IO
6.405%, 09/15/2036 (A)	208	31
FHLMC CMO, Ser 3225, Cl EO, PO
0.000%, 10/15/2036 (B)	121	114
FHLMC CMO, Ser 3262, Cl SG, IO
6.215%, 01/15/2037 (A)	125	21
FHLMC CMO, Ser 3373, Cl TO, PO
0.000%, 04/15/2037 (B)	32	30
FHLMC CMO, Ser 3383, Cl SA, IO
6.276%, 11/15/2037 (A)	203	31
FHLMC CMO, Ser 3422, Cl SE
16.986%, 02/15/2038 (A)	21	28
FHLMC CMO, Ser 3607, Cl BO, PO
0.000%, 04/15/2036 (B)	33	30
FHLMC CMO, Ser 3611, Cl PO, PO
0.000%, 07/15/2034 (B)	45	39
FHLMC CMO, Ser 3632, Cl BS
16.918%, 02/15/2040 (A)	100	144
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/2032	314	24
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/2042	601	715
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/2043 (A)	149	177
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/2043	98	115
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/2043	315	383

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/2043	$406	$470
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/2043	466	550
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/2044	159	196
FHLMC CMO, Ser T-76, Cl 2A
3.006%, 10/25/2037 (A)	220	220
FHLMC Multifamily Structured Pass Through Certificates, Ser K027, Cl A2
2.637%, 01/25/2023	160	160
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-K038, Cl A2
3.389%, 03/25/2024	286	298
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KF05, Cl A
0.531%, 09/25/2021 (A)	1,309	1,310
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2014-KSMC, Cl A2
2.615%, 01/25/2023	500	498
FHLMC Multifamily Structured Pass-Through Certificates, Ser KSCT, Cl A2
4.285%, 01/25/2020	295	325
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN1, Cl M2
2.385%, 02/25/2024 (A)(C)	250	249
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN2, Cl M2
1.835%, 04/25/2024 (A)(C)	1,490	1,451
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M2
2.585%, 08/25/2024 (A)(C)	290	289
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M1
1.835%, 08/25/2024 (A)(C)	300	301
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M2
2.837%, 10/25/2024 (A)(C)	520	526
FHLMC TBA
4.000%, 08/15/2041	200	211
3.500%,07/15/204 to 08/25/2041	3,500	3,594
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/2023	197	217
FNMA
7.500%, 10/01/2037 to 04/01/2039	364	441
7.000%, 04/01/2032 to 01/01/2039	245	290
6.500%, 05/01/2027 to 10/01/2038	961	1,115
6.000%, 10/01/2019 to 10/01/2040	2,645	2,986
5.500%, 02/01/2021 to 08/01/2041	3,799	4,281
5.000%, 01/01/2020 to 07/01/2045	5,209	5,825
4.685%, 02/01/2020	702	777
4.640%, 01/01/2021	474	530
4.540%, 01/01/2020	463	509
4.513%, 12/01/2019	447	493

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.500%, 08/01/2021 to 03/01/2045	$10,040	$10,979
4.410%, 05/01/2021	369	412
4.390%, 05/01/2021	245	271
4.380%, 01/01/2021 to 04/01/2021	1,430	1,582
4.369%, 02/01/2020	466	511
4.360%, 05/01/2021	986	1,089
4.300%, 04/01/2021 to 07/01/2021	1,004	1,106
4.297%, 01/01/2021	263	290
4.271%, 06/01/2021	419	457
4.250%, 04/01/2021 to 04/01/2021	750	824
4.240%, 06/01/2021	974	1,070
4.230%, 03/01/2020	385	418
4.130%, 08/01/2021	945	1,036
4.066%, 07/01/2020	383	415
4.060%, 07/01/2021	1,000	1,089
4.000%, 03/01/2025 to 06/01/2045	16,845	18,030
3.840%, 08/01/2021	923	995
3.765%, 12/01/2025	350	371
3.670%, 07/01/2023	1,000	1,059
3.615%, 12/01/2020	1,121	1,200
3.590%, 12/01/2020	463	494
3.500%, 12/01/2029 to 06/01/2045	22,949	23,806
3.430%, 10/01/2020	931	988
3.290%, 10/01/2020 to 08/01/2026	1,341	1,375
3.235%, 10/01/2026	495	502
3.230%, 11/01/2020	335	353
3.080%, 04/01/2030	500	489
3.040%, 04/01/2030	500	487
3.000%, 03/01/2033 to 01/01/2043	2,568	2,606
2.810%, 06/01/2023 to 04/01/2025	1,220	1,224
2.800%, 06/01/2025	555	554
2.770%, 05/01/2022	1,000	1,021
2.746%, 08/01/2022	1,029	1,043
2.703%, 04/01/2023	483	488
2.680%, 07/01/2022	1,934	1,975
2.510%, 06/01/2023	482	482
2.500%, 10/01/2042	335	322
2.480%, 06/01/2019	978	1,001
2.460%, 04/01/2023	900	903
2.420%, 06/01/2023	482	479
0.000%, 07/31/2045	100	25
FNMA-ACES, Ser 2014-M5, Cl FA
0.523%, 01/25/2017 (A)	82	82
FNMA - ACES, Ser 2014-M12, Cl FA
0.478%, 10/25/2021 (A)	748	750
FNMA - ACES, Ser 2014-M6, Cl FA
0.468%, 12/25/2017 (A)	95	95
FNMA - ACES, Ser 2014-M8, Cl FA
0.442%, 05/25/2018 (A)	791	792
FNMA - ACES, Ser 2014-M8, Cl X2, IO
0.433%, 06/25/2024 (A)	8,904	267
FNMA ARM (A)
6.230%, 08/01/2036	36	39
4.368%, 04/01/2040	238	252

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.928%, 03/01/2036	$154	$166
2.830%, 05/01/2043	139	144
2.756%, 02/01/2045	342	351
2.735%, 01/01/2045	400	410
2.724%, 01/01/2045	378	388
2.667%, 11/01/2036	140	150
2.560%, 03/01/2045	102	104
2.553%, 12/01/2036	435	465
2.498%, 09/01/2037	4	4
2.461%, 11/01/2036	109	117
2.445%, 09/01/2036	50	54
2.411%, 12/01/2036	109	116
2.346%, 04/01/2037	83	89
2.330%, 04/01/2036	90	97
2.325%, 07/01/2037	248	265
2.257%, 11/01/2037	244	261
2.247%, 07/01/2037	116	123
1.978%, 11/01/2037	126	134
1.961%, 09/01/2037	59	64
1.712%, 07/01/2037	286	300
0.636%, 11/01/2023	971	978
0.526%, 01/01/2023	475	475
0.516%, 01/01/2023	500	501
FNMA CMO, Ser 1998-300, Cl 1, PO
0.000%, 09/01/2024 (B)	70	67
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	87	97
FNMA CMO, Ser 2000-18, Cl EC, PO
0.000%, 10/25/2023 (B)	54	52
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/2045	132	154
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/2032	61	73
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/2033	224	258
FNMA CMO, Ser 2003-131, Cl SK
15.831%, 01/25/2034 (A)	67	90
FNMA CMO, Ser 2003-23, Cl EQ
5.500%, 04/25/2023	780	854
FNMA CMO, Ser 2003-35, Cl EA, PO
0.000%, 05/25/2033 (B)	32	29
FNMA CMO, Ser 2004-46, Cl EP, PO
0.000%, 03/25/2034 (B)	71	67
FNMA CMO, Ser 2004-52, Cl PX, PO
0.000%, 09/25/2032 (B)	1	1
FNMA CMO, Ser 2004-61, Cl BO, PO
0.000%, 10/25/2032 (B)	7	7
FNMA CMO, Ser 2004-89, Cl SM
17.361%, 09/25/2024 (A)	250	336
FNMA CMO, Ser 2005-106, Cl US
23.889%, 11/25/2035 (A)	361	568
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/2035	434	471

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	$464	$483
FNMA CMO, Ser 2005-360, Cl 2, IO
5.000%, 08/01/2035	293	61
FNMA CMO, Ser 2005-5, Cl PA
5.000%, 01/25/2035	63	69
FNMA CMO, Ser 2005-72, Cl SB
16.413%, 08/25/2035 (A)	58	78
FNMA CMO, Ser 2005-90, Cl ES
16.408%, 10/25/2035 (A)	86	116
FNMA CMO, Ser 2006-117, Cl GS, IO
6.465%, 12/25/2036 (A)	61	11
FNMA CMO, Ser 2006-118, Cl A2
0.242%, 12/25/2036 (A)	118	118
FNMA CMO, Ser 2006-15, Cl OP, PO
0.000%, 03/25/2036 (B)	65	60
FNMA CMO, Ser 2006-27, Cl OH, PO
0.000%, 04/25/2036 (B)	57	54
FNMA CMO, Ser 2006-59, Cl QO, PO
0.000%, 01/25/2033 (B)	21	21
FNMA CMO, Ser 2006-60, Cl DO, PO
0.000%, 04/25/2035 (B)	46	44
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/2036	299	352
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/2036	45	52
FNMA CMO, Ser 2007-100, Cl SM, IO
6.276%, 10/25/2037 (A)	162	24
FNMA CMO, Ser 2007-101, Cl A2
0.437%, 06/27/2036 (A)	77	76
FNMA CMO, Ser 2007-112, Cl SA, IO
6.265%, 12/25/2037 (A)	197	32
FNMA CMO, Ser 2007-114, Cl A6
0.387%, 10/27/2037 (A)	310	306
FNMA CMO, Ser 2007-116, Cl HI, IO
1.482%, 01/25/2038 (A)	190	13
FNMA CMO, Ser 2007-29, Cl SG
22.051%, 04/25/2037 (A)	27	39
FNMA CMO, Ser 2007-65, Cl KI, IO
6.433%, 07/25/2037 (A)	105	16
FNMA CMO, Ser 2007-72, Cl EK, IO
6.213%, 07/25/2037 (A)	144	22
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/2036	518	536
FNMA CMO, Ser 2007-85, Cl SG
15.788%, 09/25/2037 (A)	31	42
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/2016 (A)	170	1
FNMA CMO, Ser 2008-4, Cl SD, IO
5.826%, 02/25/2038 (A)	396	54
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/2024	250	271
FNMA CMO, Ser 2009-103, Cl MB
2.316%, 12/25/2039 (A)	192	199

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/2039	$139	$24
FNMA CMO, Ser 2009-70, Cl CO, PO
0.000%, 01/25/2037 (B)	129	119
FNMA CMO, Ser 2009-84, Cl WS, IO
5.726%, 10/25/2039 (A)	69	9
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (B)	994	938
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/2039	53	9
FNMA CMO, Ser 2009-86, Cl OT, PO
0.000%, 10/25/2037 (B)	119	107
FNMA CMO, Ser 2009-99, Cl SC, IO
6.006%, 12/25/2039 (A)	94	12
FNMA CMO, Ser 2009-99, Cl WA
6.300%, 12/25/2039 (A)	233	262
FNMA CMO, Ser 2010-1, Cl WA
6.188%, 02/25/2040 (A)	89	101
FNMA CMO, Ser 2010-16, Cl WA
6.441%, 03/25/2040 (A)	112	127
FNMA CMO, Ser 2010-23, Cl KS, IO
6.926%, 02/25/2040 (A)	169	24
FNMA CMO, Ser 2010-35, Cl SB, IO
6.246%, 04/25/2040 (A)	111	18
FNMA CMO, Ser 2010-39, Cl OT, PO
0.000%, 10/25/2035 (B)	54	50
FNMA CMO, Ser 2010-68, Cl SA, IO
4.826%, 07/25/2040 (A)	731	94
FNMA CMO, Ser 2011-118, Cl MT
7.000%, 11/25/2041	483	571
FNMA CMO, Ser 2011-87, Cl SG, IO
6.363%, 04/25/2040 (A)	579	104
FNMA CMO, Ser 2011-90, Cl AS, IO
6.215%, 09/25/2041 (A)	450	87
FNMA CMO, Ser 2011-M4, Cl A2
3.726%, 06/25/2021	845	911
FNMA CMO, Ser 2012-101, Cl AI, IO
3.000%, 06/25/2027	929	99
FNMA CMO, Ser 2012-108, Cl F
0.685%, 10/25/2042 (A)	406	411
FNMA CMO, Ser 2012-112, Cl DA
3.000%, 10/25/2042	1,450	1,449
FNMA CMO, Ser 2012-112, Cl FD
0.687%, 10/25/2042 (A)	419	422
FNMA CMO, Ser 2012-118, Cl CI, IO
3.500%, 12/25/2039	1,018	150
FNMA CMO, Ser 2012-134, Cl LC
3.000%, 12/25/2042	184	185
FNMA CMO, Ser 2012-14, Cl FG
0.587%, 07/25/2040 (A)	632	634
FNMA CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	215	215
FNMA CMO, Ser 2012-M15, Cl A
2.656%, 10/25/2022 (A)	908	920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA CMO, Ser 2013-101, Cl DO, PO
0.000%, 10/25/2043 (B)	$361	$276
FNMA CMO, Ser 2013-126, Cl CS, IO
5.963%, 09/25/2041 (A)	901	139
FNMA CMO, Ser 2013-128, Cl PO, PO
0.000%, 12/25/2043 (B)	358	277
FNMA CMO, Ser 2013-133, Cl AB
4.000%, 06/25/2039	326	349
FNMA CMO, Ser 2013-4, Cl AJ
3.500%, 02/25/2043	838	867
FNMA CMO, Ser 2013-73, Cl IA, IO
3.000%, 09/25/2032	997	127
FNMA CMO, Ser 2013-73, Cl IB, IO
3.500%, 07/25/2028	269	34
FNMA CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	20	23
FNMA CMO, Ser 2013-94, Cl HA
4.000%, 01/25/2040	63	68
FNMA CMO, Ser 2014-47, Cl AI, IO
1.822%, 08/25/2044 (A)	1,476	110
FNMA CMO, Ser 2014-49, Cl LC
3.000%, 07/25/2054	814	838
FNMA CMO, Ser 2014-9, Cl A
4.000%, 05/25/2037	177	191
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.387%, 07/25/2024 (A)(C)	202	202
FNMA Grantor Trust CMO, Ser 2001-T10, Cl A1
7.000%, 12/25/2041	398	464
FNMA Grantor Trust CMO, Ser 2002-T1, Cl A1
6.500%, 11/25/2031	270	307
FNMA Grantor Trust CMO, Ser 2002-T19, Cl A2
7.000%, 07/25/2042	319	367
FNMA Grantor Trust CMO, Ser 2004-T3, Cl 1A3
7.000%, 02/25/2044	263	300
FNMA TBA
4.500%, 07/25/2045 to 07/25/2045	305	329
4.000%, 08/13/2039 to 07/25/2045	18,385	19,445
3.500%, 07/25/2026 to 09/01/2040	26,780	27,601
3.000%, 07/01/2026 to 07/25/2045	13,230	13,419
2.500%, 07/01/2027 to 07/25/2030	2,020	2,045
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.913%, 06/25/2042 (A)	345	71
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
6.489%, 12/25/2042 (A)	200	233
FNMA Whole Loan CMO, Ser 2003-W12, Cl 1A8
4.550%, 06/25/2043	162	176
FNMA Whole Loan CMO, Ser 2003-W17, Cl 1A7
5.750%, 08/25/2033	82	89
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/2042	173	201

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/2033	$330	$384
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/2044	331	386
FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.407%, 03/25/2045 (A)	350	351
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/2045	199	231
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.407%, 02/25/2036 (A)	151	151
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.447%, 11/25/2046 (A)	199	199
FREMF Mortgage Trust
3.685%, 01/25/2025	180	171
FREMF Mortgage Trust, Ser 2014-K36, Cl C
4.362%, 12/25/2046 (A)(C)	120	122
FREMF Mortgage Trust, Ser 2014-K503, Cl C
3.079%, 10/25/2047 (A)(C)	10	10
FREMF Mortgage Trust, Ser 2014-K714, Cl C
3.856%, 01/25/2047 (A)(C)	60	61
GNMA
7.500%, 10/15/2037	85	98
7.000%, 09/15/2031	57	69
6.500%, 12/15/2035	545	641
6.415%, 04/16/2042 (A)	130	32
6.000%, 09/20/2038	148	168
5.000%, 12/20/2044	390	436
4.500%, 09/20/2041 to 06/20/2045	610	672
4.000%, 04/20/2045 to 05/20/2045	243	263
3.500%, 04/20/2045 to 05/20/2045	2,097	2,179
3.000%, 04/15/2045	797	808
2.510%, 08/01/2045	117	119
1.750%, 02/20/2034 (A)	405	420
GNMA CMO
2.800%, 02/16/2047	490	500
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/2031	456	535
GNMA CMO, Ser 2003-97, Cl SA, IO
6.376%, 11/16/2033 (A)	307	62
GNMA CMO, Ser 2004-11, Cl SX
16.990%, 02/20/2034 (A)	37	55
GNMA CMO, Ser 2004-28, Cl SV
8.824%, 04/20/2034 (A)	93	100
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/2034 (A)	68	79
GNMA CMO, Ser 2004-85, Cl PO, PO
0.000%, 01/17/2033 (B)	5	5
GNMA CMO, Ser 2004-87, Cl SB
7.474%, 03/17/2033 (A)	83	91
GNMA CMO, Ser 2005-28, Cl YO, PO
0.000%, 02/17/2033 (B)	161	156
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/2035	400	461

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2006-34, Cl PO, PO
0.000%, 07/20/2036 (B)	$28	$26
GNMA CMO, Ser 2006-38, Cl SG, IO
6.463%, 09/20/2033 (A)	10	—
GNMA CMO, Ser 2007-26, Cl SW, IO
6.024%, 05/20/2037 (A)	254	39
GNMA CMO, Ser 2007-27, Cl SD, IO
6.024%, 05/20/2037 (A)	173	27
GNMA CMO, Ser 2007-72, Cl US, IO
6.374%, 11/20/2037 (A)	97	17
GNMA CMO, Ser 2007-78, Cl SA, IO
6.345%, 12/16/2037 (A)	1,177	194
GNMA CMO, Ser 2007-9, Cl CI, IO
6.024%, 03/20/2037 (A)	241	38
GNMA CMO, Ser 2008-1, Cl PO, PO
0.000%, 01/20/2038 (B)	51	48
GNMA CMO, Ser 2008-10, Cl S, IO
5.654%, 02/20/2038 (A)	217	32
GNMA CMO, Ser 2008-29, Cl PO, PO
0.000%, 02/17/2033 (B)	36	35
GNMA CMO, Ser 2008-33, Cl XS, IO
7.526%, 04/16/2038 (A)	106	25
GNMA CMO, Ser 2008-55, Cl SA, IO
6.024%, 06/20/2038 (A)	219	33
GNMA CMO, Ser 2009-106, Cl AS, IO
6.226%, 11/16/2039 (A)	279	46
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/2039	133	29
GNMA CMO, Ser 2009-24, Cl DS, IO
6.124%, 03/20/2039 (A)	203	19
GNMA CMO, Ser 2009-25, Cl SE, IO
7.424%, 09/20/2038 (A)	158	32
GNMA CMO, Ser 2009-43, Cl SA, IO
5.774%, 06/20/2039 (A)	165	24
GNMA CMO, Ser 2009-6, Cl SH, IO
5.864%, 02/20/2039 (A)	142	21
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/2038	67	9
GNMA CMO, Ser 2009-65, Cl TS, IO
6.224%, 12/20/2038 (A)	267	29
GNMA CMO, Ser 2009-66, Cl XS, IO
6.615%, 07/16/2039 (A)	1,698	302
GNMA CMO, Ser 2009-67, Cl SA, IO
5.876%, 08/16/2039 (A)	104	17
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/2039	500	581
GNMA CMO, Ser 2009-79, Cl OK, PO
0.000%, 11/16/2037 (B)	205	189
GNMA CMO, Ser 2010-14, Cl CO, PO
0.000%, 08/20/2035 (B)	103	96
GNMA CMO, Ser 2010-157, Cl OP, PO
0.000%, 12/20/2040 (B)	322	269
GNMA CMO, Ser 2010-4, Cl NS, IO
6.207%, 01/16/2040 (A)	2,548	452

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA CMO, Ser 2010-47, Cl PX, IO
6.513%, 06/20/2037 (A)	$357	$63
GNMA CMO, Ser 2010-H11, Cl FA
1.185%, 06/20/2060 (A)	632	646
GNMA CMO, Ser 2011-142, Cl IO, IO
0.923%, 09/16/2046 (A)	6,260	284
GNMA CMO, Ser 2011-H08, Cl FD
0.682%, 02/20/2061 (A)	465	467
GNMA CMO, Ser 2012-112, Cl IO, IO
0.825%, 02/16/2053 (A)	1,602	93
GNMA CMO, Ser 2012-34, Cl SA, IO
5.863%, 03/20/2042 (A)	218	48
GNMA CMO, Ser 2012-H25, Cl FA
0.882%, 12/20/2061 (A)	908	917
GNMA CMO, Ser 2013-178, Cl IO, IO
0.930%, 06/16/2055 (A)	1,151	69
GNMA CMO, Ser 2013-63, Cl IO, IO
0.758%, 09/16/2051 (A)	5,218	328
GNMA CMO, Ser 2013-69, Cl AI, IO
3.500%, 05/20/2043	867	180
GNMA CMO, Ser 2013-H04, Cl BA
1.650%, 02/20/2063	488	487
GNMA CMO, Ser 2013-H21, Cl FB
0.878%, 09/20/2063 (A)	924	934
GNMA CMO, Ser 2014-117, Cl SJ, IO
5.413%, 08/20/2044 (A)	357	61
GNMA CMO, Ser 2014-5, Cl SP, IO
5.965%, 06/16/2043 (A)	1,148	160
GNMA CMO, Ser 2014-H10, Cl TA
0.771%, 04/20/2064 (A)	907	914
GNMA TBA
4.500%, 08/15/2039	500	538
4.000%, 07/01/2039 to 07/20/2045	6,230	6,608
3.500%, 07/15/2041 to 07/20/2045	11,025	11,425
3.000%, 07/15/2042 to 08/15/2042	3,130	3,158
GNMA, Ser 2012-27, Cl IO, IO
1.226%, 04/16/2053 (A)	1,954	118
GNMA, Ser 2012-44, Cl A
2.170%, 04/16/2041	188	190
GNMA, Ser 2013-145, Cl IO, IO
1.074%, 09/16/2044 (A)	1,568	106
GNMA, Ser 2013-96, Cl IO, IO
0.552%, 10/16/2054 (A)	2,206	93
GNMA, Ser 2014-47, Cl IA, IO
1.328%, 02/16/2048 (A)	1,496	105
GNMA, Ser 2014-50, Cl IO, IO
1.034%, 09/16/2055 (A)	1,504	105
GNMA, Ser 2014-92, Cl IX, IO
0.829%, 05/16/2054 (A)	9,345	515
GNMA, Ser 2015-5, Cl IK, IO
0.813%, 11/16/2054 (A)	7,854	510
GNMA, Ser 73, Cl IO, IO
0.894%, 11/16/2055 (A)	2,687	203

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/2020	$300	$308
NCUA Guaranteed Notes, Ser 2010-C1, Cl APT
2.650%, 10/29/2020	336	342

		305,505

Non-Agency Mortgage-Backed Obligations — 5.8%
A10 Securitization, Ser 2015-1, Cl A1
2.100%, 04/15/2034 (C)	250	249
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (C)	208	210
Ajax Mortgage Loan Trust 2015-B, Ser 2015-B, Cl A
3.588%, 07/25/2060 (C)(E)	104	104
American General Mortgage Loan Trust, Ser 2010-1A, Cl A3
5.650%, 03/25/2058 (A)(C)	190	193
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.408%, 02/25/2045 (A)(C)	720	718
ASG Resecuritization Trust, Ser 2009-2, Cl G60
4.369%, 05/24/2036 (A)(C)	45	45
ASG Resecuritization Trust, Ser 2009-3, Cl A65
2.057%, 03/26/2037 (A)(C)	331	330
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/2034 (C)	87	92
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/2034 (C)	202	210
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/2018 (C)	42	43
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/2019 (C)	26	26
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/2019 (C)	45	44
Banc of America Commercial Mortgage Trust, Ser 2006-1, Cl A4
5.372%, 09/10/2045 (A)	190	191
Banc of America Commercial Mortgage Trust, Ser 2007-2, Cl A4
5.613%, 04/10/2049 (A)	1,000	1,046
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
2.803%, 12/20/2034 (A)(C)	26	26
Banc of America Funding Trust, Ser 2010-R11A, Cl 1A6
5.198%, 08/26/2035 (A)(C)	57	57

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Banc of America Funding Trust, Ser 2010-R5, Cl 1A1
5.500%, 10/26/2037 (C)	$10	$10
Banc of America Funding Trust, Ser 2012-R6, Cl 1A1
3.000%, 10/26/2039 (C)	150	149
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/2043	91	91
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/2045	17	17
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/2045 (A)	88	88
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/2044 (A)	199	205
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.735%, 05/25/2018 (A)(C)	32	31
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.635%, 08/25/2018 (A)(C)	8	8
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/2034 (C)	33	34
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/2019 (C)	17	17
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/2019 (C)	20	20
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (C)	600	597
BB-UBS Trust, Ser 2012-TFT, Cl A
2.892%, 06/05/2030 (C)	150	148
BCAP LLC Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/2037 (C)	7	7
BCAP LLC Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/2037 (A)(C)	39	40
BCAP LLC Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/2034 (C)	168	176
BCAP LLC Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/2036 (A)(C)	92	92
BCAP LLC Trust, Ser 2010-RR5, Cl 2A5
5.402%, 04/26/2037 (A)(C)	136	139
BCAP LLC Trust, Ser 2010-RR7, Cl 1A5
2.670%, 04/26/2035 (A)(C)	14	14
BCAP LLC Trust, Ser 2010-RR7, Cl 2A1
2.068%, 07/26/2045 (A)(C)	157	157
BCAP LLC Trust, Ser 2010-RR7, Cl 16A1
0.836%, 02/26/2047 (A)(C)	10	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BCAP LLC Trust, Ser 2011-RR10, Cl 2A1
0.968%, 09/26/2037 (A)(C)	$267	$257
BCAP LLC Trust, Ser 2011-RR4, Cl 6A3
5.000%, 08/26/2037 (A)(C)	137	139
BCAP LLC Trust, Ser 2011-RR5, Cl 11A3
0.331%, 05/28/2036 (A)(C)	82	80
BCAP LLC Trust, Ser 2012-RR10, Cl 3A1
0.375%, 05/26/2036 (A)(C)	226	216
BCAP LLC Trust, Ser 2012-RR2, Cl 1A1
0.355%, 08/26/2036 (A)(C)	117	115
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.930%, 05/25/2034 (A)(C)	22	22
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.160%, 08/25/2035 (A)(C)	93	93
Bear Stearns ALT-A Trust, Ser 2004-12, Cl 1A3
0.887%, 01/25/2035 (A)(C)	292	282
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
0.827%, 07/25/2034 (A)(C)	190	181
Bear Stearns ARM Trust, Ser 2003-7, Cl 9A
2.522%, 10/25/2033 (A)(C)	804	796
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR8, Cl X1, IO
0.763%, 06/11/2041 (A)(C)	239	—
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.139%, 10/12/2042 (A)	132	132
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.430%, 03/11/2039 (A)	92	93
CD Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.225%, 07/15/2044 (A)	100	101
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl AM
5.346%, 01/15/2046 (A)	120	122
CFCRE Commercial Mortgage Trust, Ser 2011-C1, Cl A4
4.961%, 04/15/2044 (A)(C)	359	398
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.499%, 02/25/2037 (A)(C)	60	61
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
2.498%, 02/25/2037 (A)(C)	36	35
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.647%, 07/25/2037 (A)(C)	74	74
Chase Mortgage Finance, Ser 2007-A2, Cl 2A1
2.507%, 07/25/2037 (A)(C)	76	77
Citigroup Commercial Mortgage Trust, Ser 2013-GC17, Cl A4
4.131%, 11/10/2046	96	103

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Citigroup Commercial Mortgage Trust, Ser 2013-SMP, Cl A
2.110%, 01/12/2030 (C)	$558	$564
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	140	144
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AS
4.199%, 06/10/2045	145	149
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/2035 (C)	65	67
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
2.720%, 11/25/2038 (A)(C)	128	128
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.610%, 02/25/2035 (A)(C)	25	25
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 5A6
4.000%, 11/25/2036 (C)	286	289
Citigroup Mortgage Loan Trust, Ser 2010-8, Cl 6A6
4.500%, 12/25/2036 (C)	149	152
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.086%, 01/15/2046 (A)(C)	11,732	2
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl XC, IO
0.367%, 12/11/2049 (A)(C)	10,093	51
COMM Mortgage Trust, Ser 2005-C6, Cl A5A
5.116%, 06/10/2044 (A)	72	72
COMM Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/2046 (C)	508	550
COMM Mortgage Trust, Ser 2012-CR1, Cl A2
2.350%, 05/15/2045	283	289
COMM Mortgage Trust, Ser 2012-CR2, Cl XA, IO
1.892%, 08/15/2045 (A)	738	68
COMM Mortgage Trust, Ser 2012-CR4, Cl A2
1.801%, 10/15/2045	94	95
COMM Mortgage Trust, Ser 2012-CR4, Cl AM
3.251%, 10/15/2045	510	516
COMM Mortgage Trust, Ser 2012-CR5, Cl A2
1.678%, 12/10/2045	980	983
COMM Mortgage Trust, Ser 2012-LC4, Cl A4
3.288%, 12/10/2044	79	81
COMM Mortgage Trust, Ser 2013-CR10, Cl A2
2.972%, 08/10/2046	117	121
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	32	34
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	70	75

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COMM Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	$30	$32
COMM Mortgage Trust, Ser 2013-CR12, Cl C
5.085%, 10/10/2046 (A)	10	11
COMM Mortgage Trust, Ser 2013-CR13, Cl XA, IO
1.003%, 12/10/2023 (A)	4,040	217
COMM Mortgage Trust, Ser 2014-CR18, Cl ASB
3.452%, 07/15/2047	165	172
COMM Mortgage Trust, Ser 2014-CR18, Cl XA, IO
1.297%, 07/15/2047 (A)	2,333	173
COMM Mortgage Trust, Ser 2014-CR19, Cl A5
3.796%, 08/10/2047	400	415
COMM Mortgage Trust, Ser 2014-PAT, Cl A
0.986%, 08/13/2027 (A)(C)	100	100
COMM Mortgage Trust, Ser 2014-SAVA, Cl D
3.286%, 06/15/2034 (A)(C)	320	320
COMM Mortgage Trust, Ser 2014-TWC, Cl A
1.036%, 02/13/2032 (A)(C)	125	125
COMM Mortgage Trust, Ser 2014-UBS3, Cl A4
3.819%, 06/10/2047	224	233
COMM Mortgage Trust, Ser 2014-UBS4, Cl A5
3.694%, 08/10/2047	524	538
COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/2047	157	163
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/2047	103	107
COMM Mortgage Trust, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	253	259
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.088%, 06/11/2027 (A)(C)	423	423
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.336%, 06/15/2034 (A)(C)	490	489
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.424%, 03/10/2047 (A)	2,259	187
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl AM
4.048%, 12/10/2047 (A)	372	385
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	224	230
Commercial Mortgage Trust, Ser 2005-GG5, Cl A5
5.224%, 04/10/2037 (A)	181	181
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019 (C)	33	33

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/2033 (C)	$131	$134
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033 (C)	83	87
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/2018 (C)	71	74
Credit Suisse First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.536%, 10/25/2033 (A)(C)	688	679
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl A4
5.100%, 08/15/2038 (A)	5	5
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.670%, 03/15/2039 (A)	200	203
Credit Suisse Mortgage Capital Certificates, Ser 2011-16R, Cl 7A3
3.500%, 12/27/2036 (A)(C)	79	80
Credit Suisse Mortgage Capital Certificates, Ser 2011-6R, Cl 3A1
2.744%, 07/28/2036 (A)(C)	67	68
Credit Suisse Mortgage Capital Certificates, Ser 2011-9R, Cl A1
2.174%, 03/27/2046 (A)(C)	46	46
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057	288	293
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl ASB
3.224%, 06/15/2057	232	237
CSMC, Ser 2009-2R, Cl 1A14
2.634%, 09/26/2034 (A)(C)	503	497
CSMC, Ser 2009-2R, Cl 1A16
2.634%, 09/26/2034 (A)(C)	1,000	1,001
CSMC, Ser 2010-16, Cl A3
3.805%, 06/25/2050 (A)(C)	82	82
CSMC, Ser 2010-3R, Cl 2A3
4.500%, 12/26/2036 (A)(C)	770	770
CSMC, Ser 2012-11R, Cl A6
1.174%, 06/28/2047 (A)(C)	319	307
CSMC, Ser 2014-7R, Cl 8A1
2.254%, 07/27/2037 (A)(C)	996	999
CSMC, Ser 2014-ICE, Cl A
0.986%, 04/15/2027 (A)(C)	168	168
CSMC, Ser 2015-5R
1.057%, 09/26/2046	1,058	1,022
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	176	183
DBRR Trust, Ser 2011-LC2, Cl A4A
4.537%, 07/12/2044 (A)(C)	500	551

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
DBRR Trust, Ser 2013-EZ2, Cl A
0.853%, 02/25/2045 (A)(C)	$5	$5
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(C)	191	192
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A1
3.742%, 11/10/2046 (C)	402	407
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/2046 (C)	132	147
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl A4
4.537%, 07/10/2044 (C)	643	706
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.780%, 02/25/2020 (A)(C)	45	46
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/2018 (C)	27	27
GE Business Loan Trust, Ser 2007-1A, Cl A
0.356%, 04/16/2035 (A)(C)	217	206
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/2035 (A)(C)	7	7
GMAC Commercial Mortgage Securities, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	380	385
GMAC Mortgage Loan Trust, Ser 2003-AR1, Cl A4
2.881%, 10/19/2033 (A)(C)	94	93
GMAC Mortgage Loan Trust, Ser 2003-GH2, Cl A4
5.000%, 10/25/2033 (C)(E)	81	79
GMAC Mortgage Loan Trust, Ser 2003-J7, Cl A7
5.000%, 11/25/2033 (C)	104	105
GMAC Mortgage Loan Trust, Ser 2004-J5, Cl A7
6.500%, 01/25/2035 (C)	91	95
GMAC Mortgage Loan Trust, Ser 2004-J6, Cl 1A1
5.000%, 01/25/2020 (C)	31	32
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	40	42
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (C)	113	115
GS Mortgage Securities II, Ser GC30, Cl A3
3.119%, 05/10/2050	266	262
GS Mortgage Securities II, Ser 2015-GC30, Cl AAB
3.120%, 05/10/2050	209	211
GS Mortgage Securities II, Ser 2015-GC30, Cl AS
3.777%, 05/10/2050	258	258
GS Mortgage Securities Trust, Ser 2013-GC16, Cl A1
1.264%, 11/10/2046	67	67

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/2038 (A)	$170	$171
GS Mortgage Securities Trust, Ser 2006-GG8, Cl X, IO
0.546%, 11/10/2039 (A)(C)	2,360	13
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A2
3.645%, 03/10/2044 (C)	221	223
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A1
1.282%, 01/10/2045	5	5
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A1
1.144%, 05/10/2045	65	65
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A2
2.318%, 05/10/2045	362	368
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	90	98
GS Mortgage Securities Trust, Ser 2013-NYC5, Cl A
2.318%, 01/10/2030 (C)	122	123
GS Mortgage Securities Trust, Ser 2014-GC18, Cl A4
4.074%, 01/10/2047	71	75
GS Mortgage Securities Trust, Ser 2014-GC18, Cl AAB
3.648%, 01/10/2047	153	161
GS Mortgage Securities Trust, Ser 2014-GC20, Cl AAB
3.655%, 04/10/2047	220	231
GS Mortgage Securities Trust, Ser 2014-GC26, Cl AAB
3.365%, 11/10/2047	212	218
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/2048	82	82
GS Mortgage Securities Trust, Ser 2015-GC28, Cl AS
3.759%, 02/10/2048	226	226
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AF
0.521%, 09/25/2035 (A)(C)	138	117
GSR Mortgage Loan Trust, Ser 2003-13, Cl 1A1
2.580%, 10/25/2033 (A)(C)	145	146
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034 (C)	84	87
GSR Mortgage Loan Trust, Ser 2005-5F, Cl 8A3
0.674%, 06/25/2035 (A)(C)	13	13

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037 (C)	$23	$22
HILT Mortgage Trust, Ser 2014-ORL, Cl A
1.086%, 07/15/2029 (A)(C)	305	305
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.635%, 10/25/2034 (A)(C)	770	771
Homestar Mortgage Acceptance, Ser 2004-6, Cl M3
1.287%, 01/25/2035 (A)(C)	1,640	1,598
Impac Secured Assets Trust, Ser 2003-2, Cl A1
5.500%, 08/25/2033 (C)	81	83
Impac Secured Assets Trust, Ser 2004-3, Cl M1
1.087%, 11/25/2034 (A)(C)	720	626
Impac Secured Assets Trust, Ser 2006-1, Cl 2A1
0.524%, 05/25/2036 (A)(C)	71	69
Impac Secured Assets Trust, Ser 2006-2, Cl 2A1
0.521%, 08/25/2036 (A)(C)	52	51
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.435%, 04/25/2037 (A)(C)	222	204
Impac Secured Assets Trust, Ser 2007-A, Cl M1
0.585%, 05/25/2037 (A)(C)	520	490
Impact Funding LLC, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (C)	935	1,061
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl B
5.323%, 08/15/2046 (A)(C)	296	334
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	149	144
JPMBB Commercial Mortgage Securities Trust, Ser 2015C28, Cl ASB
3.042%, 10/15/2048	204	205
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl A4
3.611%, 05/15/2048	216	220
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/2045 (A)	60	64
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/2047 (A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/17/2047	121	125

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.562%, 09/15/2047 (A)	$120	$120
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Cl ASB
3.407%, 11/15/2047	33	34
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl AS
3.917%, 05/15/2048 (A)	101	103
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A2
5.115%, 07/15/2041	11	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-CB13, Cl A4
5.421%, 01/12/2043 (A)	995	997
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP4, Cl A4
4.918%, 10/15/2042 (A)	258	258
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2005-LDP5, Cl A4
5.228%, 12/15/2044 (A)	105	105
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB14, Cl A4
5.481%, 12/12/2044 (A)	101	102
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.213%, 06/12/2043 (A)	9,964	24
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	308	318
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-LDP9, Cl A3SF
0.330%, 05/15/2047 (A)	55	54
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C2, Cl A3
4.070%, 11/15/2043 (C)	733	787
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-CNTR, Cl A1
3.300%, 08/05/2032 (C)	90	92
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C3, Cl A2
3.673%, 02/15/2046 (C)	209	213
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C4, Cl A3
4.106%, 06/15/2018 (C)	1,176	1,247
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A2
3.149%, 08/15/2046	1,027	1,049
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	121	122
JPMorgan Mortgage Trust, Ser 2004-A3, Cl 4A1
2.506%, 07/25/2034 (A)(C)	30	31

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2004-A4, Cl 1A1
2.550%, 09/25/2034 (A)(C)	$27	$28
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.503%, 08/25/2034 (A)(C)	242	242
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.431%, 11/25/2033 (A)(C)	122	122
JPMorgan Mortgage Trust, Ser 2006-A3, Cl 6A1
2.540%, 08/25/2034 (A)(C)	111	111
JPMorgan Mortgage Trust, Ser 2015-IVR2, Cl A2
2.772%, 01/25/2045 (A)(C)	289	292
JPMorgan Resecuritization Trust, Ser 2010-4, Cl 7A1
1.865%, 08/26/2035 (A)(C)	26	26
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/2031	167	168
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.516%, 02/15/2041 (A)(C)	6,303	12
LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Cl A4
5.661%, 03/15/2039 (A)	310	315
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.028%, 06/15/2038 (A)	119	122
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1 PO
6.000%, 12/25/2033 (C)	71	72
Master Resecuritization Trust, Ser 2005, Cl 3 PO
0.000%, 05/28/2035 (B)(C)	30	24
MASTR Asset Securitization Trust, Ser 2003-11, Cl 9A6
5.250%, 12/25/2033 (C)	152	160
MASTR Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/2018 (C)	9	9
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/2033 (C)	36	37
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.651%, 07/25/2033 (A)(C)	32	29
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.602%, 02/25/2034 (A)(C)	207	208
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.368%, 01/12/2044 (A)	120	122

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
0.607%, 12/12/2049 (A)(C)	$2,198	$17
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.895%, 04/25/2029 (A)(C)	57	54
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C6, Cl B
3.930%, 11/15/2045	390	399
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A1
1.394%, 07/15/2046	298	299
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	50	50
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl A2
1.970%, 05/15/2046	122	123
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl AS
3.456%, 05/15/2046	80	81
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl ASB
3.477%, 06/15/2047	63	65
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C22, Cl A3
3.046%, 05/15/2046	135	132
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl A3
3.451%, 07/15/2050	464	468
Morgan Stanley Capital I Trust, Ser 2005-IQ10, Cl A4A
5.230%, 09/15/2042 (A)	5	5
Morgan Stanley Capital I Trust, Ser 2006-T23, Cl A4
5.835%, 08/12/2041 (A)	537	554
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl A4FL
0.324%, 02/12/2044 (A)	990	981
Morgan Stanley Capital I Trust, Ser 2007-HQ11, Cl X, IO
0.214%, 02/12/2044 (A)(C)	6,441	19
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.650%, 06/11/2042 (A)	100	107
Morgan Stanley Capital I Trust, Ser 2011-C2, Cl A2
3.476%, 06/15/2044 (C)	399	406
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/2049	466	476

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A3
4.054%, 07/15/2049	$100	$106
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/2049	170	183
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl AM
3.402%, 07/13/2029 (A)(C)	770	788
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl B
3.446%, 07/13/2029 (A)(C)	650	662
Morgan Stanley Capital I, Ser 2015-MS1, Cl A3
3.510%, 05/15/2048	127	128
Morgan Stanley Re-REMIC Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (C)	88	88
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (C)	270	269
Morgan Stanley Re-REMIC Trust, Ser 2012-XA, Cl B
0.250%, 07/27/2049 (C)	130	116
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	250	252
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047 (C)(E)	174	176
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047 (C)(E)	143	145
Nomura Resecuritization Trust, Ser 2015-4R, Cl 3A1
2.475%, 01/26/2036	995	1,019
Ores NPL LLC, Ser 2013-LV2, Cl A
3.081%, 09/25/2025 (C)	72	72
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034 (C)	49	51
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
0.000%, 02/25/2034 (B)(C)	17	14
RAIT Trust, Ser 2014-FL3, Cl A
1.424%, 12/15/2031 (A)(C)	245	247
RAMP Trust, Ser 2004-SL1, Cl A8
6.500%, 11/25/2031 (C)	301	309
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/2037 (A)(C)	73	74
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/2033 (C)	272	278

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/2018 (C)	$50	$51
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/2034 (C)	276	283
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/2017 (C)	9	9
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/2033 (C)	57	58
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.488%, 12/25/2034 (A)(C)	453	454
Salomon Brothers Mortgage Securities, Ser 2003-HYB1, Cl A
2.494%, 09/25/2033 (C)(E)	78	79
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.487%, 12/20/2034 (A)(C)	204	198
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A)(C)	41	42
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl M4
6.000%, 10/25/2057 (A)(C)	100	104
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A)(C)	93	93
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl A
1.270%, 06/25/2058 (A)(C)	120	120
Springleaf Mortgage Loan Trust, Ser 2013-1A, Cl M1
2.310%, 06/25/2058 (A)(C)	103	103
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl A
1.780%, 12/25/2065 (A)(C)	437	438
Springleaf Mortgage Loan Trust, Ser 2013-2A, Cl M1
3.520%, 12/25/2065 (A)(C)	125	127
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-5, Cl 2A
2.396%, 05/25/2034 (A)(C)	282	280
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 5A4
2.350%, 06/25/2034 (A)(C)	24	23
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-24A, Cl 3A2
2.388%, 07/25/2033 (A)(C)	170	173
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-32, Cl 1A1
5.489%, 11/25/2033 (A)(C)	44	45

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-33H, Cl 1A1
5.500%, 10/25/2033 (C)	$109	$111
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2003-37A, Cl 2A
3.765%, 12/25/2033 (A)(C)	50	50
Structured Asset Securities Mortgage Pass-Through Certificates, Ser 2004-5H, Cl A4
5.540%, 12/25/2033 (C)	181	186
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.278%, 05/10/2045 (A)(C)	3,130	335
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (C)	145	149
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A2
2.113%, 05/10/2063	203	206
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	130	135
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl XA, IO
1.739%, 05/10/2063 (A)(C)	744	53
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	93	94
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A4
3.244%, 04/10/2046	17	17
Vendee Mortgage Trust, Ser 1993-1, Cl ZB
7.250%, 02/15/2023	467	531
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (C)	100	99
VNO Mortgage Trust, Ser 2013-PENN, Cl A
3.808%, 12/13/2029 (C)	250	264
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C21, Cl A4
5.252%, 10/15/2044 (A)	64	64
Wachovia Bank Commercial Mortgage Trust, Ser 2006C23, Cl A4
5.418%, 01/15/2045 (A)	756	760
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.418%, 10/25/2033 (A)(C)	131	133
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.300%, 08/25/2033 (A)(C)	70	71
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.382%, 08/25/2033 (A)(C)	35	36
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.405%, 09/25/2033 (A)(C)	118	119

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/2018 (C)	$24	$24
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.985%, 06/25/2033 (A)(C)	16	18
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033 (C)	257	264
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.459%, 06/25/2034 (A)(C)	53	54
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.459%, 06/25/2034 (A)(C)	80	81
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/2019 (C)	76	77
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/2034 (C)	202	216
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/2034 (C)	149	156
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A1
0.464%, 10/25/2045 (A)(C)	830	772
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A3
0.967%, 10/25/2045 (A)(C)	874	854
Wells Fargo Commercial Mortgage Trust, Ser 2013-120B, Cl A
2.710%, 03/18/2028 (A)(C)	200	200
Wells Fargo Mortgage Loan Trust, Ser 2012-RR1, Cl A1
2.847%, 08/27/2037 (A)(C)	40	40
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-K, Cl 1A1
2.490%, 11/25/2033 (A)(C)	48	48
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A2
2.748%, 05/25/2034 (A)(C)	18	18
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.652%, 12/25/2034 (A)(C)	106	107
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.652%, 12/25/2034 (A)(C)	106	108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.525%, 12/25/2034 (A)(C)	56	57
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.687%, 06/25/2034 (A)(C)	206	207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-I, Cl 1A1
2.609%, 07/25/2034 (A)(C)	$123	$124
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-P, Cl 2A1
2.616%, 09/25/2034 (A)(C)	206	206
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A1
2.625%, 10/25/2034 (A)(C)	61	62
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-V, Cl 1A2
2.625%, 10/25/2034 (A)(C)	123	125
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR3, Cl 1A1
2.666%, 03/25/2035 (A)(C)	282	284
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.608%, 06/25/2035 (A)(C)	103	103
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR8, Cl 3A1
2.462%, 04/25/2036 (A)(C)	1,054	1,069
WFRBS Commercial Mortgage Trust, Ser 2011-C3, Cl A4
4.375%, 03/15/2044 (C)	125	135
WFRBS Commercial Mortgage Trust, Ser 2011-C5, Cl A4
3.667%, 11/15/2044	790	833
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
1.787%, 12/15/2045 (A)(C)	1,635	150
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.569%, 06/15/2045 (A)(C)	382	30
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.451%, 05/15/2045 (A)(C)	1,128	86
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl XA, IO
1.228%, 01/15/2024	3,136	220
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (A)	300	307

		68,187

Total Mortgage-Backed Securities (Cost $365,412) ($ Thousands)		373,692

CORPORATE OBLIGATIONS — 24.3%

Consumer Discretionary — 1.9%
21st Century Fox America
7.300%, 04/30/2028	150	186
7.250%, 05/18/2018	50	58
6.900%, 08/15/2039	10	12
6.750%, 01/09/2038	20	24
6.650%, 11/15/2037	25	30
6.150%, 03/01/2037	20	23

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.150%, 02/15/2041	$15	$17
Amazon.com
4.950%, 12/05/2044	790	770
4.800%, 12/05/2034	65	65
3.800%, 12/05/2024	435	437
3.300%, 12/05/2021	82	83
American Honda Finance MTN
2.250%, 08/15/2019	197	198
Bed Bath & Beyond
5.165%, 08/01/2044	175	174
4.915%, 08/01/2034	82	80
CBS
4.900%, 08/15/2044	45	42
3.375%, 03/01/2022	25	25
Coach
4.250%, 04/01/2025	210	202
Comcast
7.050%, 03/15/2033	90	115
6.950%, 08/15/2037	50	65
6.550%, 07/01/2039	70	88
6.400%, 03/01/2040	60	74
4.400%, 08/15/2035	510	506
4.250%, 01/15/2033	60	59
4.200%, 08/15/2034	30	29
3.375%, 02/15/2025	70	69
3.375%, 08/15/2025	160	158
Comcast Cable Communications Holdings
9.455%, 11/15/2022	180	247
Comcast Cable Holdings
10.125%, 04/15/2022	45	61
Cox Communications
4.800%, 02/01/2035 (C)	230	212
Cox Enterprises
7.375%, 07/15/2027 (C)	50	60
Daimler Finance North America LLC
2.625%, 09/15/2016 (C)	150	152
2.375%, 08/01/2018 (C)	790	801
1.875%, 01/11/2018 (C)	247	248
1.300%, 07/31/2015 (C)	490	490
1.125%, 03/10/2017 (C)	555	552
DIRECTV Holdings
6.000%, 08/15/2040	455	472
5.150%, 03/15/2042	25	23
4.600%, 02/15/2021	100	107
4.450%, 04/01/2024	305	312
3.950%, 01/15/2025	415	407
3.800%, 03/15/2022	220	221
Discovery Communications
4.950%, 05/15/2042	25	23
4.375%, 06/15/2021	53	56
ERAC USA Finance
6.700%, 06/01/2034 (C)	71	86
5.625%, 03/15/2042 (C)	300	321
4.500%, 02/15/2045 (C)	85	78

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.750%, 03/15/2017 (C)	$16	$16
Ford Motor
4.750%, 01/15/2043	240	233
Ford Motor Credit
5.625%, 09/15/2015	600	605
Ford Motor Credit LLC
3.984%, 06/15/2016	200	205
2.375%, 03/12/2019	200	199
1.684%, 09/08/2017	200	199
Gap
5.950%, 04/12/2021	125	141
General Motors
5.200%, 04/01/2045	100	99
5.000%, 04/01/2035	70	69
3.500%, 10/02/2018	380	392
General Motors Financial
3.450%, 04/10/2022	300	294
Grupo Televisa
5.000%, 05/13/2045	225	215
Historic TW
9.150%, 02/01/2023	200	264
Home Depot
4.250%, 04/01/2046	48	47
3.750%, 02/15/2024	66	69
2.625%, 06/01/2022	392	386
Hyundai Capital America
2.600%, 03/19/2020 (C)	325	325
2.125%, 10/02/2017 (C)	60	61
2.000%, 03/19/2018 (C)	135	135
Johnson Controls
5.250%, 12/01/2041	120	126
4.950%, 07/02/2064	75	71
4.250%, 03/01/2021	65	69
3.750%, 12/01/2021	69	71
Lowe’s MTN
7.110%, 05/15/2037	110	143
5.125%, 11/15/2041	11	12
LVMH Moet Hennessy Louis Vuitton
1.625%, 06/29/2017 (C)	167	168
Macy’s Retail Holdings
7.450%, 07/15/2017	35	39
5.125%, 01/15/2042	14	14
4.500%, 12/15/2034	32	31
McDonald’s MTN
5.350%, 03/01/2018	100	110
4.600%, 05/26/2045	135	132
2.200%, 05/26/2020	195	193
NBCUniversal Enterprise
1.974%, 04/15/2019 (C)	200	198
NBCUniversal Media
5.950%, 04/01/2041	50	59
4.375%, 04/01/2021	120	130
QVC
5.950%, 03/15/2043	10	9

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Scripps Networks Interactive
3.950%, 06/15/2025	$240	$236
3.900%, 11/15/2024	240	236
3.500%, 06/15/2022	140	138
2.800%, 06/15/2020	200	197
Sky PLC
3.750%, 09/16/2024 (C)	310	303
Starbucks
4.300%, 06/15/2045	137	135
TCI Communications
8.750%, 08/01/2015	210	211
7.125%, 02/15/2028	200	261
Thomson Reuters
4.700%, 10/15/2019	75	82
3.950%, 09/30/2021	109	114
3.850%, 09/29/2024	155	154
Time Warner
7.700%, 05/01/2032	530	696
7.625%, 04/15/2031	385	501
7.570%, 02/01/2024	30	37
5.375%, 10/15/2041	12	12
3.600%, 07/15/2025	110	107
3.550%, 06/01/2024	385	375
Time Warner Cable
8.250%, 04/01/2019	200	235
7.300%, 07/01/2038	110	124
6.750%, 07/01/2018	40	45
6.550%, 05/01/2037	165	172
5.875%, 11/15/2040	210	203
5.500%, 09/01/2041	44	41
5.000%, 02/01/2020	320	345
Toyota Motor Credit MTN
2.750%, 05/17/2021	380	386
2.100%, 01/17/2019	174	175
1.250%, 10/05/2017	250	251
1.125%, 05/16/2017	625	626
Viacom
5.250%, 04/01/2044	115	108
4.850%, 12/15/2034	404	374
4.250%, 09/01/2023	60	60
3.875%, 12/15/2021	75	76
3.250%, 03/15/2023	22	21
Volkswagen Group of America Finance
2.450%, 11/20/2019 (C)	305	306
2.400%, 05/22/2020 (C)	340	338
Volkswagen International Finance
1.125%, 11/18/2016 (C)	580	581
Walt Disney MTN
0.450%, 12/01/2015	21	21
WPP Finance
5.125%, 09/07/2042	60	60
Yum! Brands
5.350%, 11/01/2043	155	149

		22,539

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Consumer Staples — 1.6%
Altria Group
9.950%, 11/10/2038	$50	$80
5.375%, 01/31/2044	190	201
4.750%, 05/05/2021	230	249
4.500%, 05/02/2043	195	181
2.850%, 08/09/2022	550	529
2.625%, 01/14/2020	355	354
Anheuser-Busch InBev Finance
2.625%, 01/17/2023	115	110
Anheuser-Busch InBev Worldwide
7.750%, 01/15/2019	663	787
2.500%, 07/15/2022	420	404
1.375%, 07/15/2017	105	105
0.800%, 07/15/2015	110	110
BAT International Finance
3.950%, 06/15/2025 (C)	425	429
2.750%, 06/15/2020 (C)	495	498
Bunge Finance
8.500%, 06/15/2019	120	145
Coca-Cola
1.800%, 09/01/2016	60	61
Coca-Cola Femsa
2.375%, 11/26/2018	400	406
ConAgra Foods
2.100%, 03/15/2018	6	6
1.900%, 01/25/2018	50	49
Costco Wholesale
2.250%, 02/15/2022	56	54
CVS Health
5.750%, 05/15/2041	50	57
2.750%, 12/01/2022	550	530
CVS Pass-Through Trust
5.926%, 01/10/2034 (C)	89	102
Diageo Capital PLC
4.828%, 07/15/2020	90	100
Diageo Investment
2.875%, 05/11/2022	580	567
Heineken
1.400%, 10/01/2017 (C)	70	70
HJ Heinz
5.200%, 07/15/2045 (C)	680	697
5.000%, 07/15/2035 (C)	169	171
3.950%, 07/15/2025 (C)	824	829
3.500%, 07/15/2022 (C)	325	326
2.800%, 07/02/2020 (C)	475	475
Kimberly-Clark
2.400%, 03/01/2022	12	12
Kraft Foods Group
6.500%, 02/09/2040	140	165
6.125%, 08/23/2018	225	252
5.375%, 02/10/2020	16	18
5.000%, 06/04/2042	35	35
3.500%, 06/06/2022	820	822

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kroger
7.500%, 04/01/2031	$90	$116
6.900%, 04/15/2038	80	99
5.400%, 07/15/2040	14	15
2.950%, 11/01/2021	235	233
2.200%, 01/15/2017	40	40
Mondelez International
4.000%, 02/01/2024	290	300
PepsiCo
7.900%, 11/01/2018	11	13
4.250%, 10/22/2044	225	221
4.000%, 03/05/2042	50	47
3.000%, 08/25/2021	31	32
2.500%, 05/10/2016	35	35
1.850%, 04/30/2020	270	267
1.250%, 08/13/2017	72	72
1.250%, 04/30/2018	175	174
0.700%, 08/13/2015	220	220
Pernod Ricard
5.750%, 04/07/2021 (C)	370	417
4.450%, 01/15/2022 (C)	370	389
Philip Morris International
4.500%, 03/20/2042	200	195
2.500%, 08/22/2022	250	241
Reynolds American
5.850%, 08/15/2045	230	241
5.700%, 08/15/2035	235	244
4.450%, 06/12/2025	285	290
3.250%, 06/12/2020	100	101
3.250%, 11/01/2022	280	270
RJ Reynolds Tobacco
8.125%, 06/23/2019	370	438
SABMiller Holdings
3.750%, 01/15/2022 (C)	245	253
Sysco
3.000%, 10/02/2021	404	408
2.350%, 10/02/2019	535	540
Tyson Foods
5.150%, 08/15/2044	270	278
3.950%, 08/15/2024	206	207
Walgreens Boots Alliance
4.800%, 11/18/2044	185	174
4.500%, 11/18/2034	28	26
3.300%, 11/18/2021	487	484
Wal-Mart Stores
5.625%, 04/15/2041	20	24
4.750%, 10/02/2043	200	213
4.300%, 04/22/2044	605	607
3.300%, 04/22/2024	60	61
Wm Wrigley Jr
3.375%, 10/21/2020 (C)	395	407
2.900%, 10/21/2019 (C)	526	536
2.400%, 10/21/2018 (C)	210	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.000%, 10/20/2017 (C)	$115	$116

		19,243

Energy — 3.1%
Anadarko Finance, Ser B
7.500%, 05/01/2031	60	75
Anadarko Petroleum
6.375%, 09/15/2017	10	11
5.950%, 09/15/2016	60	63
4.500%, 07/15/2044	125	115
Apache
5.625%, 01/15/2017	250	265
3.250%, 04/15/2022	109	107
Baker Hughes
7.500%, 11/15/2018	170	200
BG Energy Capital PLC
4.000%, 10/15/2021 (C)	575	610
BP Capital Markets PLC
3.994%, 09/26/2023	95	98
3.814%, 02/10/2024	83	85
3.506%, 03/17/2025	90	89
3.245%, 05/06/2022	90	90
3.062%, 03/17/2022	50	50
1.846%, 05/05/2017	172	174
Buckeye Partners
5.850%, 11/15/2043	10	10
4.875%, 02/01/2021	50	52
4.150%, 07/01/2023	74	72
Cameron International
4.000%, 12/15/2023	21	21
Canadian Natural Resources
7.200%, 01/15/2032	50	60
6.450%, 06/30/2033	50	57
Canadian Oil Sands
6.000%, 04/01/2042 (C)	183	165
Cenovus Energy
6.750%, 11/15/2039	5	6
4.450%, 09/15/2042	14	12
3.000%, 08/15/2022	8	8
Chevron
3.191%, 06/24/2023	22	22
2.411%, 03/03/2022	415	404
2.355%, 12/05/2022	15	14
1.365%, 03/02/2018	480	480
CNOOC Finance 2015 USA
3.500%, 05/05/2025	450	433
CNOOC Nexen Finance
4.250%, 04/30/2024	200	204
Conoco Funding
7.250%, 10/15/2031	130	169
ConocoPhillips
6.000%, 01/15/2020	100	116
4.150%, 11/15/2034	395	382
3.350%, 05/15/2025	97	96
2.875%, 11/15/2021	200	202

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Continental Resources
5.000%, 09/15/2022	$10	$10
4.900%, 06/01/2044	125	105
4.500%, 04/15/2023	90	87
Devon Energy
6.300%, 01/15/2019	80	90
5.600%, 07/15/2041	290	304
5.000%, 06/15/2045	200	197
4.750%, 05/15/2042	17	16
3.250%, 05/15/2022	327	323
Devon Financing LLC
7.875%, 09/30/2031	40	52
Diamond Offshore Drilling
4.875%, 11/01/2043	64	51
Ecopetrol
7.375%, 09/18/2043	145	152
5.875%, 05/28/2045	355	313
5.375%, 06/26/2026	533	528
4.125%, 01/16/2025	43	40
Encana
6.500%, 05/15/2019	100	114
6.500%, 02/01/2038	315	336
Energy Transfer Partners
8.250%, 11/15/2029	675	868
6.125%, 12/15/2045	190	190
5.150%, 03/15/2045	19	17
4.750%, 01/15/2026	440	435
4.150%, 10/01/2020	135	139
4.050%, 03/15/2025	240	226
3.600%, 02/01/2023	45	43
2.500%, 06/15/2018	265	265
ENI
5.700%, 10/01/2040 (C)	300	304
EnLink Midstream Partners
5.050%, 04/01/2045	368	334
Ensco
5.750%, 10/01/2044	19	17
5.200%, 03/15/2025 (D)	103	102
Enterprise Products Operating
4.900%, 05/15/2046	84	79
3.700%, 02/15/2026	260	252
Enterprise Products Operating LLC
5.700%, 02/15/2042	40	43
5.100%, 02/15/2045	39	38
4.950%, 10/15/2054	20	19
4.850%, 03/15/2044	100	94
3.900%, 02/15/2024	58	58
3.750%, 02/15/2025	239	234
2.550%, 10/15/2019	78	78
Exxon Mobil
3.567%, 03/06/2045	210	190
2.709%, 03/06/2025	415	403
2.397%, 03/06/2022	100	98
1.912%, 03/06/2020	415	413

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.305%, 03/06/2018	$350	$350
Florida Gas Transmission
7.900%, 05/15/2019 (C)	350	412
Gulf South Pipeline
4.000%, 06/15/2022	100	96
Halliburton
6.150%, 09/15/2019	80	92
3.500%, 08/01/2023	50	51
Hess
8.125%, 02/15/2019	150	178
Kerr-McGee
7.875%, 09/15/2031	100	128
6.950%, 07/01/2024	823	992
Kinder Morgan
5.550%, 06/01/2045	160	148
5.300%, 12/01/2034	90	84
4.300%, 06/01/2025	1,030	994
Kinder Morgan Energy Partners
4.300%, 05/01/2024	235	232
4.100%, 11/15/2015	310	313
Magellan Midstream Partners
5.150%, 10/15/2043	35	35
3.200%, 03/15/2025	23	22
Marathon Oil
6.600%, 10/01/2037	150	170
5.200%, 06/01/2045	155	150
3.850%, 06/01/2025	235	230
Marathon Petroleum
5.000%, 09/15/2054	70	63
3.625%, 09/15/2024	48	47
MPLX
4.000%, 02/15/2025	35	34
Nabors Industries
5.000%, 09/15/2020	120	125
Noble Energy
5.250%, 11/15/2043	60	58
5.050%, 11/15/2044	29	28
4.150%, 12/15/2021	270	281
3.900%, 11/15/2024	150	148
Noble Holding International
5.250%, 03/15/2042	40	30
4.000%, 03/16/2018	12	12
3.950%, 03/15/2022	12	11
Occidental Petroleum
4.625%, 06/15/2045	110	109
3.500%, 06/15/2025	45	45
2.700%, 02/15/2023	129	125
1.750%, 02/15/2017	35	35
ONEOK Partners
6.650%, 10/01/2036	70	73
4.900%, 03/15/2025	170	168
3.800%, 03/15/2020	50	51
2.000%, 10/01/2017	240	241

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petrobras Global Finance
6.750%, 01/27/2041	$50	$44
Petrobras Global Finance BV
7.250%, 03/17/2044	60	56
6.850%, 06/05/2115	210	172
6.250%, 03/17/2024	510	492
4.875%, 03/17/2020	310	295
4.375%, 05/20/2023	39	34
Petrobras International Finance
5.375%, 01/27/2021	1,120	1,077
Petro-Canada
6.800%, 05/15/2038	475	600
6.050%, 05/15/2018	115	128
Petrofac
3.400%, 10/10/2018 (C)	270	267
Petroleos Mexicanos MTN
6.625%, 06/15/2035	350	374
6.375%, 01/23/2045	623	636
5.625%, 01/23/2046 (C)	282	263
5.500%, 06/27/2044 (C)	30	28
4.875%, 01/18/2024	32	33
4.500%, 01/23/2026 (C)	220	215
2.378%, 04/15/2025	355	358
Phillips 66
5.875%, 05/01/2042	35	38
4.875%, 11/15/2044	45	43
4.300%, 04/01/2022	26	27
2.950%, 05/01/2017	33	34
Plains All American Pipeline
4.900%, 02/15/2045	67	63
3.600%, 11/01/2024	90	87
2.600%, 12/15/2019	29	29
Rowan
5.850%, 01/15/2044	100	85
5.400%, 12/01/2042	169	138
Schlumberger Investment
3.650%, 12/01/2023	61	63
3.300%, 09/14/2021 (C)	47	48
Shell International Finance
4.375%, 03/25/2020	140	153
3.400%, 08/12/2023	465	477
Shell International Finance BV
4.375%, 05/11/2045	565	558
4.125%, 05/11/2035	1,821	1,783
2.125%, 05/11/2020	286	285
Sinopec Group Overseas Development
4.375%, 04/10/2024 (C)	380	399
Spectra Energy Capital
8.000%, 10/01/2019	200	237
5.650%, 03/01/2020	100	109
Spectra Energy Partners
5.950%, 09/25/2043	30	33
4.500%, 03/15/2045	400	354

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Statoil
5.250%, 04/15/2019	$140	$156
4.250%, 11/23/2041	27	26
3.700%, 03/01/2024	210	217
3.150%, 01/23/2022	33	33
3.125%, 08/17/2017	50	52
2.900%, 11/08/2020	319	327
Suncor Energy
6.850%, 06/01/2039	50	63
3.600%, 12/01/2024	42	42
Sunoco Logistics Partners Operations
5.350%, 05/15/2045	248	226
5.300%, 04/01/2044	15	14
4.250%, 04/01/2024	21	20
Talisman Energy
7.750%, 06/01/2019	100	115
3.750%, 02/01/2021	200	198
TC PipeLines
4.650%, 06/15/2021	85	89
Tennessee Gas Pipeline
8.000%, 02/01/2016	1,000	1,038
Tosco
7.800%, 01/01/2027	65	85
Total Capital Canada
2.750%, 07/15/2023	50	48
Total Capital International
3.700%, 01/15/2024	42	43
2.875%, 02/17/2022	505	505
2.700%, 01/25/2023	37	36
1.550%, 06/28/2017	28	28
TransCanada Pipelines
7.125%, 01/15/2019	50	58
6.500%, 08/15/2018	175	199
4.625%, 03/01/2034	470	466
Transcanada Trust
5.625%, 05/20/2075 (A)	155	156
Transocean
7.850%, 12/15/2041	9	7
6.500%, 11/15/2020 (D)	68	63
6.375%, 12/15/2021	63	57
5.050%, 12/15/2016	70	72
3.000%, 10/15/2017	260	252
Union Pacific Resources Group
7.150%, 05/15/2028	52	63
Valero Energy
4.900%, 03/15/2045	220	206
Weatherford International
5.950%, 04/15/2042	217	183
4.500%, 04/15/2022	165	155
Western Gas Partners
5.375%, 06/01/2021	110	119
4.000%, 07/01/2022	35	35
3.950%, 06/01/2025	255	245

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Williams
7.875%, 09/01/2021	$496	$582
Williams Partners
4.000%, 09/15/2025	235	220

		35,649

Financials — 9.5%
ABB Treasury Center USA
2.500%, 06/15/2016 (C)	325	329
ACE INA Holdings
3.150%, 03/15/2025	74	72
African Development Bank
8.800%, 09/01/2019	100	124
AIA Group MTN
3.200%, 03/11/2025 (C)	270	260
AIG Global Funding MTN
1.650%, 12/15/2017 (C)	42	42
AIG SunAmerica Global Finance
6.900%, 03/15/2032 (C)	30	38
American Express
7.000%, 03/19/2018	170	193
American Express Credit MTN
2.800%, 09/19/2016	44	45
2.375%, 05/26/2020	469	466
2.250%, 08/15/2019	625	626
American Honda Finance MTN
3.875%, 09/21/2020 (C)	495	527
1.000%, 08/11/2015 (C)	210	210
American International Group
5.850%, 01/16/2018	655	722
4.875%, 06/01/2022	36	39
4.500%, 07/16/2044	145	138
4.375%, 01/15/2055	130	116
4.125%, 02/15/2024	71	74
3.875%, 01/15/2035	30	27
American Tower
4.000%, 06/01/2025 †	180	176
3.500%, 01/31/2023 †	393	378
3.450%, 09/15/2021 †	320	318
2.800%, 06/01/2020 †	165	162
American Tower Trust
3.070%, 03/15/2023 †(C)	120	117
1.551%, 03/15/2018 †(C)	25	25
Ameriprise Financial
4.000%, 10/15/2023	130	136
Andina de Fomento
3.750%, 01/15/2016	90	91
ANZ New Zealand International MTN
3.125%, 08/10/2015 (C)	100	100
ANZ New Zealand Int’l
1.750%, 03/29/2018 (C)	200	200
Aon
6.250%, 09/30/2040	19	23
4.750%, 05/15/2045	140	135
3.500%, 09/30/2015	11	11

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.500%, 06/14/2024	$65	$64
Associates of North America
6.950%, 11/01/2018	128	147
Assurant
2.500%, 03/15/2018	320	325
Bank of America MTN
6.875%, 04/25/2018	100	113
6.500%, 08/01/2016	1,325	1,398
6.400%, 08/28/2017	150	164
6.100%, 06/15/2017	2,600	2,816
6.000%, 09/01/2017	375	408
5.750%, 12/01/2017	70	76
5.700%, 01/24/2022	5	6
5.650%, 05/01/2018	1,100	1,208
5.625%, 07/01/2020	105	118
5.420%, 03/15/2017	200	212
5.000%, 05/13/2021	410	450
5.000%, 01/21/2044	700	727
4.875%, 04/01/2044	260	264
4.250%, 10/22/2026	47	46
4.200%, 08/26/2024	700	698
4.125%, 01/22/2024	290	297
4.100%, 07/24/2023	340	350
4.000%, 04/01/2024	290	295
4.000%, 01/22/2025	433	422
3.950%, 04/21/2025	238	229
3.300%, 01/11/2023	440	433
2.600%, 01/15/2019	160	162
2.250%, 04/21/2020	100	98
1.500%, 10/09/2015	714	716
Bank of Montreal MTN
1.400%, 09/11/2017	108	108
Bank of New York Mellon MTN
4.600%, 01/15/2020	40	44
3.550%, 09/23/2021	34	36
3.400%, 05/15/2024	1,075	1,081
3.250%, 09/11/2024	100	100
2.400%, 01/17/2017	129	132
2.200%, 03/04/2019	360	362
Bank of Nova Scotia
1.850%, 04/14/2020	160	158
Bank of Tokyo-Mitsubishi UFJ
4.100%, 09/09/2023 (C)	200	210
Barclays
5.000%, 09/22/2016	100	105
3.650%, 03/16/2025	250	236
2.875%, 06/08/2020	200	199
BB&T
5.250%, 11/01/2019	200	220
3.950%, 04/29/2016	160	164
2.625%, 06/29/2020	585	586
Bear Stearns
7.250%, 02/01/2018	1,500	1,699

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Berkshire Hathaway
3.750%, 08/15/2021 (D)	$500	$537
3.400%, 01/31/2022	65	68
Berkshire Hathaway Finance
5.400%, 05/15/2018 (D)	110	122
4.400%, 05/15/2042	316	311
BlackRock
6.250%, 09/15/2017	145	161
Blackstone Holdings Finance
5.875%, 03/15/2021 (C)	295	339
BNP Paribas MTN
2.700%, 08/20/2018	380	389
2.375%, 09/14/2017	110	112
BPCE
5.150%, 07/21/2024 (C)	200	203
Capital One Bank USA
1.200%, 02/13/2017	750	746
Capital One Financial
4.750%, 07/15/2021	50	55
3.500%, 06/15/2023	159	156
Caterpillar Financial Services MTN
7.150%, 02/15/2019	110	130
5.850%, 09/01/2017	140	154
Charles Schwab
3.225%, 09/01/2022	20	20
Citigroup
8.125%, 07/15/2039	275	395
6.125%, 05/15/2018	45	50
6.000%, 08/15/2017	620	674
5.875%, 01/30/2042	250	292
5.500%, 02/15/2017	250	266
5.500%, 09/13/2025	269	291
5.375%, 08/09/2020	340	380
5.300%, 01/07/2016	220	225
5.300%, 05/06/2044	50	51
4.500%, 01/14/2022	380	409
4.450%, 01/10/2017	155	162
4.400%, 06/10/2025	600	598
4.300%, 11/20/2026	60	59
3.500%, 05/15/2023	130	127
3.300%, 04/27/2025	540	519
2.500%, 09/26/2018	990	1,001
1.700%, 07/25/2016	365	367
1.700%, 04/27/2018	160	159
1.550%, 08/14/2017	530	529
0.832%, 08/25/2036 (A)	1,500	1,169
CME Group
3.000%, 03/15/2025	181	176
CNA Financial
5.875%, 08/15/2020	37	42
3.950%, 05/15/2024	35	35
Comerica
3.800%, 07/22/2026	82	80
3.000%, 09/16/2015	35	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commonwealth Bank of Australia
2.250%, 03/16/2017 (C)	$250	$255
Cooperatieve Centrale Raiffeisen-Boerenleenbank
5.800%, 09/30/2110 (C)	100	105
4.625%, 12/01/2023	530	547
3.875%, 02/08/2022	30	31
3.375%, 01/19/2017	370	382
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN
3.375%, 05/21/2025	555	544
Credit Agricole
8.375%, 12/31/2049 (A) (C)	170	197
4.375%, 03/17/2025 (C)	225	216
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045 (C)	305	293
3.750%, 03/26/2025 (C)	485	467
Credit Suisse NY
0.602%, 08/24/2015 (A)	850	850
Credit Suisse USA
5.125%, 08/15/2015	100	101
Crown Castle Towers
3.222%, 05/15/2022 (C)	42	42
DDR
4.625%, 07/15/2022 †	390	410
3.375%, 05/15/2023 †	330	316
Deutsche Bank
1.875%, 02/13/2018	46	46
1.350%, 05/30/2017	460	457
Discover Bank
3.100%, 06/04/2020	500	500
Discover Financial Services
6.450%, 06/12/2017	250	272
3.750%, 03/04/2025	230	220
DnB Boligkreditt
2.100%, 10/14/2015 (C)	400	402
DNB Boligkreditt
2.000%, 05/28/2020 (C)	630	627
Duke Realty
3.875%, 02/15/2021 †	50	52
Equity Commonwealth
6.650%, 01/15/2018 †	60	65
ERP Operating
5.750%, 06/15/2017 †	125	135
4.625%, 12/15/2021 †	64	70
Farmers Exchange Capital
7.200%, 07/15/2048 (C)	1,021	1,257
Federal Realty Investment Trust
3.000%, 08/01/2022 †	125	123
Fifth Third Bancorp
2.875%, 10/01/2021	200	198
2.300%, 03/01/2019	30	30
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	200

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Motor Credit
2.597%, 11/04/2019	$480	$476
Ford Motor Credit LLC
5.875%, 08/02/2021	550	626
3.664%, 09/08/2024	310	306
3.219%, 01/09/2022	305	302
General Electric Capital MTN
6.875%, 01/10/2039	540	725
6.150%, 08/07/2037	885	1,100
6.000%, 08/07/2019	645	737
5.875%, 01/14/2038	370	443
5.625%, 09/15/2017	100	109
5.500%, 01/08/2020	180	204
5.400%, 02/15/2017	200	214
5.300%, 02/11/2021	680	765
4.650%, 10/17/2021	140	153
4.625%, 01/07/2021	540	595
4.500%, 03/11/2044	635	645
1.625%, 07/02/2015	180	180
0.754%, 08/15/2036 (A)	850	771
0.659%, 05/05/2026 (A)	155	148
Goldman Sachs Group
7.500%, 02/15/2019	710	834
6.750%, 10/01/2037	202	237
6.250%, 09/01/2017	350	383
6.250%, 02/01/2041	300	355
6.150%, 04/01/2018	780	867
6.000%, 06/15/2020	880	1,006
5.750%, 01/24/2022	300	341
5.375%, 03/15/2020	950	1,058
5.150%, 05/22/2045	340	328
4.000%, 03/03/2024	200	203
3.850%, 07/08/2024	121	121
3.750%, 05/22/2025	810	799
3.500%, 01/23/2025	64	62
2.900%, 07/19/2018	220	225
2.375%, 01/22/2018	520	528
HBOS PLC MTN
6.750%, 05/21/2018 (C)	200	222
HCP
6.300%, 09/15/2016 †	375	396
4.250%, 11/15/2023 †	580	585
4.000%, 06/01/2025 †	135	132
3.400%, 02/01/2025 †	57	54
2.625%, 02/01/2020 †	28	28
Health Care
6.125%, 04/15/2020 †	975	1,114
4.500%, 01/15/2024 †	102	106
Healthcare Trust of America Holdings
3.375%, 07/15/2021 †	200	199
HSBC Bank PLC
4.125%, 08/12/2020 (C)	100	107
HSBC Finance
6.676%, 01/15/2021	850	983

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 01/19/2016	$140	$143
HSBC Holdings PLC
5.250%, 03/14/2044	520	539
4.875%, 01/14/2022	100	110
4.000%, 03/30/2022	206	216
HSBC USA
2.350%, 03/05/2020	100	99
ING Bank
5.800%, 09/25/2023 (C)	670	732
3.750%, 03/07/2017 (C)	200	208
Intercontinental Exchange
4.000%, 10/15/2023	65	68
2.500%, 10/15/2018	85	87
International Lease Finance
7.125%, 09/01/2018 (C)	500	558
6.750%, 09/01/2016 (C)	640	673
Intesa Sanpaolo
5.017%, 06/26/2024 (C)	510	495
3.125%, 01/15/2016	250	252
2.375%, 01/13/2017	368	370
Invesco Finance
4.000%, 01/30/2024	43	44
Jackson National Life Global Funding
4.700%, 06/01/2018 (C)	100	108
Jefferies Group
6.450%, 06/08/2027	160	174
6.250%, 01/15/2036	120	119
JPMorgan Chase
5.400%, 01/06/2042	25	28
4.950%, 06/01/2045	575	558
4.850%, 02/01/2044	200	207
4.500%, 01/24/2022	660	707
4.125%, 12/15/2026	520	511
3.875%, 09/10/2024	20	20
3.625%, 05/13/2024	230	228
3.375%, 05/01/2023	140	136
3.250%, 09/23/2022	240	238
3.200%, 01/25/2023	100	98
3.150%, 07/05/2016	180	184
2.750%, 06/23/2020	647	648
2.250%, 01/23/2020	950	934
JPMorgan Chase Bank
6.000%, 10/01/2017	1,927	2,101
JPMorgan Chase Capital XIII
1.232%, 09/30/2034 (A)	500	426
KeyBank
3.300%, 06/01/2025	270	262
KKR Group Finance II
5.500%, 02/01/2043 (C)	20	20
Lazard Group LLC
4.250%, 11/14/2020	260	273
3.750%, 02/13/2025	470	447
Liberty Mutual Insurance
8.500%, 05/15/2025 (C)	100	125

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lincoln National
4.850%, 06/24/2021	$10	$11
4.200%, 03/15/2022	50	52
Lloyds Bank
3.500%, 05/14/2025	325	319
Lloyds Banking Group PLC
4.500%, 11/04/2024	305	305
1.750%, 03/16/2018	200	200
Lloyds TSB Bank MTN
5.800%, 01/13/2020 (C)	310	354
Macquarie Bank
5.000%, 02/22/2017 (C)	170	180
Macquarie Group
6.250%, 01/14/2021 (C)	166	189
6.000%, 01/14/2020 (C)	50	56
Marsh & McLennan
3.500%, 03/10/2025	52	51
2.350%, 03/06/2020	59	59
Massachusetts Mutual Life Insurance
8.875%, 06/01/2039 (C)	295	442
5.375%, 12/01/2041 (C)	49	53
MetLife
6.750%, 06/01/2016	390	410
6.400%, 12/15/2036	945	1,037
5.700%, 06/15/2035	15	17
3.000%, 03/01/2025	130	124
1.903%, 12/15/2017	170	171
Metropolitan Life Global Funding
1.500%, 01/10/2018 (C)	313	312
Mid-America Apartments
4.300%, 10/15/2023 †	250	259
3.750%, 06/15/2024 †	290	286
Mizuho Bank
1.800%, 03/26/2018 (C)	200	200
Morgan Stanley
7.300%, 05/13/2019	320	376
6.625%, 04/01/2018	2,050	2,300
5.950%, 12/28/2017	200	220
5.750%, 01/25/2021	100	114
5.625%, 09/23/2019	350	392
5.550%, 04/27/2017	100	107
5.450%, 01/09/2017	470	498
5.375%, 10/15/2015	290	294
4.350%, 09/08/2026	210	206
4.300%, 01/27/2045	320	299
3.950%, 04/23/2027	450	424
3.700%, 10/23/2024	94	94
2.800%, 06/16/2020	585	586
2.650%, 01/27/2020	270	270
Murray Street Investment Trust I
4.647%, 03/09/2017 (E)	577	606
National Australia Bank
3.000%, 07/27/2016 (C)	180	184

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
National City
6.875%, 05/15/2019	$50	$58
National City Bank
0.649%, 06/07/2017 (A)	600	597
National Rural Utilities Cooperative Finance
10.375%, 11/01/2018	60	76
Nationwide Mutual Insurance
9.375%, 08/15/2039 (C)	165	247
2.576%, 12/15/2024 (A)(C)	760	760
Navient MTN
3.875%, 09/10/2015	390	390
New York Life Global Funding
2.150%, 06/18/2019 (C)	73	73
New York Life Insurance
6.750%, 11/15/2039 (C)	255	335
2.100%, 01/02/2019 (C)	330	332
Nomura Holdings
6.700%, 03/04/2020	54	63
4.125%, 01/19/2016	60	61
Nordea Bank
4.875%, 05/13/2021 (C)	250	271
1.625%, 05/15/2018 (C)	220	219
Northwestern Mutual Life Insurance
6.063%, 03/30/2040 (C)	430	514
PACCAR Financial MTN
1.600%, 03/15/2017	53	54
Pacific Life Global Funding MTN
5.000%, 05/15/2017 (C)	50	53
Pacific Life Insurance
9.250%, 06/15/2039 (C)	80	119
Pipeline Funding
7.500%, 01/15/2030 (C)	450	548
PNC Bank
2.400%, 10/18/2019	400	403
2.250%, 07/02/2019	325	324
PNC Funding
5.125%, 02/08/2020	90	101
3.300%, 03/08/2022	76	77
2.700%, 09/19/2016	20	20
Post Apartment Homes
4.750%, 10/15/2017	700	746
Pricoa Global Funding MTN
1.600%, 05/29/2018 (C)	150	149
Principal Financial Group
3.400%, 05/15/2025	170	166
Prologis
6.875%, 03/15/2020	29	34
Prudential Financial MTN
5.625%, 05/12/2041	10	11
4.600%, 05/15/2044	75	73
Prudential Insurance of America
8.300%, 07/01/2025 (C)	150	200
Realty Income
3.250%, 10/15/2022 †	70	68

24	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reckson Operating Partnership
6.000%, 03/31/2016 †	$500	$516
Royal Bank of Canada
2.300%, 07/20/2016	120	122
2.000%, 10/01/2018	183	185
1.875%, 02/05/2020	180	179
1.200%, 09/19/2017	140	140
Royal Bank of Scotland
4.650%, 06/04/2018	350	367
4.375%, 03/16/2016	600	613
2.550%, 09/18/2015	330	331
Santander Holdings USA
3.450%, 08/27/2018	230	237
Simon Property Group
10.350%, 04/01/2019 †	130	165
4.375%, 03/01/2021 †	38	41
4.125%, 12/01/2021 †	27	29
2.150%, 09/15/2017 †	125	127
Stadshypotek
1.750%, 04/09/2020 (C)	970	957
Standard Chartered MTN
5.700%, 03/26/2044 (C)	560	581
3.200%, 04/17/2025 (C)	325	308
State Street
4.956%, 03/15/2018	270	290
3.700%, 11/20/2023	138	143
3.300%, 12/16/2024	70	70
3.100%, 05/15/2023	72	71
Sumitomo Mitsui Banking MTN
1.350%, 07/11/2017	460	460
Synchrony Financial
4.250%, 08/15/2024	240	241
2.700%, 02/03/2020	350	346
Tanger Properties
3.875%, 12/01/2023 †	170	172
3.750%, 12/01/2024 †	145	143
TD Ameritrade Holding
2.950%, 04/01/2022	45	45
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (C)	150	188
4.900%, 09/15/2044 (C)	240	245
Toronto-Dominion Bank MTN
2.500%, 07/14/2016	72	73
1.625%, 03/13/2018	24	24
Travelers Property Casualty
7.750%, 04/15/2026	100	132
UBS MTN
5.875%, 12/20/2017	120	132
5.750%, 04/25/2018	100	111
1.800%, 03/26/2018	445	444
1.375%, 06/01/2017	350	349
US Bancorp MTN
3.000%, 03/15/2022	33	33

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.950%, 07/15/2022	$25	$25
2.450%, 07/27/2015	75	75
2.200%, 04/25/2019	100	101
US Bank/Cincinnati
2.125%, 10/28/2019	260	260
Wachovia Capital Trust III
5.570%, 12/31/2049 (A)	500	494
WEA Finance
3.750%, 09/17/2024 (C)	210	208
Wells Fargo MTN
6.000%, 11/15/2017	590	650
5.375%, 11/02/2043	125	133
4.650%, 11/04/2044	121	116
4.125%, 08/15/2023	900	934
3.500%, 03/08/2022	430	442
3.450%, 02/13/2023	230	229
3.300%, 09/09/2024	200	197
3.000%, 01/22/2021	575	584
2.150%, 01/15/2019	46	46
2.150%, 01/30/2020	70	69
2.125%, 04/22/2019	70	70
0.616%, 03/15/2016 (A)	400	400
Westpac Banking
4.875%, 11/19/2019	170	188
2.450%, 11/28/2016 (C)	200	204

		110,758

Health Care — 1.9%
AbbVie
4.500%, 05/14/2035	476	466
4.400%, 11/06/2042	450	426
3.600%, 05/14/2025	577	570
3.200%, 11/06/2022	44	44
2.900%, 11/06/2022	30	29
2.500%, 05/14/2020	665	658
1.800%, 05/14/2018	405	404
1.750%, 11/06/2017	120	120
Actavis
3.250%, 10/01/2022	13	13
Actavis Funding SCS
4.750%, 03/15/2045	345	328
4.550%, 03/15/2035	160	152
3.800%, 03/15/2025	445	437
3.450%, 03/15/2022	1,181	1,170
3.000%, 03/12/2020	322	323
2.350%, 03/12/2018	235	236
Aetna
2.200%, 03/15/2019	180	180
Amgen
5.750%, 03/15/2040	62	68
5.650%, 06/15/2042	227	252
5.375%, 05/15/2043	40	42
5.150%, 11/15/2041	905	929
4.400%, 05/01/2045	210	194
3.875%, 11/15/2021	150	157

25	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.625%, 05/22/2024	$60	$60
2.700%, 05/01/2022	195	189
2.200%, 05/22/2019	245	244
2.125%, 05/01/2020	117	115
Anthem
5.100%, 01/15/2044	115	112
4.625%, 05/15/2042	41	37
3.500%, 08/15/2024	245	235
3.125%, 05/15/2022	468	455
2.300%, 07/15/2018	65	65
1.250%, 09/10/2015	50	50
Baxalta
5.250%, 06/23/2045 (C)	157	158
4.000%, 06/23/2025 (C)	240	238
3.600%, 06/23/2022 (C)	747	747
2.875%, 06/23/2020 (C)	245	245
Bayer US Finance
3.375%, 10/08/2024 (C)	200	199
1.500%, 10/06/2017 (C)	750	753
Becton Dickinson
4.685%, 12/15/2044	210	203
3.734%, 12/15/2024	166	165
2.675%, 12/15/2019	297	297
Boston Scientific
3.375%, 05/15/2022	130	127
Cardinal Health
3.750%, 09/15/2025	30	30
Celgene
5.250%, 08/15/2043	195	203
3.625%, 05/15/2024	22	22
1.900%, 08/15/2017	63	64
EMD Finance
2.400%, 03/19/2020 (C)	445	443
1.700%, 03/19/2018 (C)	385	385
Express Scripts Holding
2.650%, 02/15/2017	405	412
Forest Laboratories
5.000%, 12/15/2021 (C)	35	38
Gilead Sciences
5.650%, 12/01/2041	35	40
3.700%, 04/01/2024	665	680
3.500%, 02/01/2025	23	23
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	170	169
1.500%, 05/08/2017	160	161
Humana
7.200%, 06/15/2018	159	183
4.625%, 12/01/2042	40	38
3.850%, 10/01/2024	495	493
3.150%, 12/01/2022	390	376
Johnson & Johnson
4.500%, 12/05/2043	250	266
Laboratory Corp of America Holdings
3.200%, 02/01/2022	55	54

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Medco Health Solutions
2.750%, 09/15/2015	$35	$35
Medtronic
4.625%, 03/15/2045 (C)	160	162
4.375%, 03/15/2035 (C)	236	234
3.625%, 03/15/2024	545	559
3.500%, 03/15/2025 (C)	560	558
3.150%, 03/15/2022 (C)	310	311
2.500%, 03/15/2020 (C)	540	541
Merck
3.700%, 02/10/2045	410	366
2.750%, 02/10/2025	130	125
2.400%, 09/15/2022	29	28
2.350%, 02/10/2022	576	557
Mylan
5.400%, 11/29/2043	130	133
2.550%, 03/28/2019	390	387
Novartis Capital
3.400%, 05/06/2024	66	67
Perrigo Finance
3.900%, 12/15/2024	290	286
3.500%, 12/15/2021	200	200
Pfizer
6.200%, 03/15/2019	120	137
Roche Holdings
6.000%, 03/01/2019 (C)	67	76
Teva Pharmaceutical Finance
3.650%, 11/10/2021	86	88
Texas Health Resources
4.330%, 11/15/2055	75	70
Thermo Fisher Scientific
5.300%, 02/01/2044	70	74
4.150%, 02/01/2024	98	100
3.300%, 02/15/2022	465	460
1.300%, 02/01/2017	55	55
UnitedHealth Group
3.875%, 10/15/2020	180	193
3.375%, 11/15/2021	75	77
2.875%, 12/15/2021	460	460
2.875%, 03/15/2023	50	48
Wyeth LLC
5.950%, 04/01/2037	170	203
Zoetis
4.700%, 02/01/2043	11	11
3.250%, 02/01/2023	190	184

		22,757

Industrials — 1.5%
ABB Finance USA
4.375%, 05/08/2042	42	42
2.875%, 05/08/2022	23	23
1.625%, 05/08/2017	20	20
ADT
4.875%, 07/15/2042	22	17
3.500%, 07/15/2022	21	19

26	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (C)	$26	$27
American Airlines Pass-Through Trust, Ser 2011-1, Cl A
5.250%, 01/31/2021	14	15
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	916	970
BAE Systems
6.375%, 06/01/2019 (C)	100	114
5.800%, 10/11/2041 (C)	20	23
5.200%, 08/15/2015 (C)	90	90
4.750%, 10/11/2021 (C)	750	822
Boeing
4.875%, 02/15/2020	210	237
Burlington Northern Santa Fe
7.290%, 06/01/2036	90	117
5.750%, 03/15/2018	950	1,055
5.400%, 06/01/2041	50	55
4.550%, 09/01/2044	190	187
4.150%, 04/01/2045	325	300
3.850%, 09/01/2023	530	549
3.450%, 09/15/2021	91	94
Canadian National Railway
5.850%, 11/15/2017	50	55
Canadian Pacific Railway
4.500%, 01/15/2022	50	54
Cargill
7.350%, 03/06/2019 (C)	250	297
Caterpillar Financial Services MTN
2.750%, 08/20/2021	405	409
Catholic Health Initiatives
4.350%, 11/01/2042	30	27
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl A-1
7.256%, 03/15/2020	181	201
Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A-1
8.048%, 11/01/2020	228	258
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	663	739
Continental Airlines Pass-Through Trust, Ser 2009-2, Cl A
7.250%, 11/10/2019	150	173
CSX
6.250%, 03/15/2018	155	174
3.950%, 05/01/2050	21	18
Danaher
3.900%, 06/23/2021	22	24
Deere & Company
3.900%, 06/09/2042	13	12
2.600%, 06/08/2022	15	15

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Delta Air Lines Pass-Through Trust, Ser 2007-1, Cl A
6.821%, 08/10/2022	$121	$139
Delta Air Lines Pass-Through Trust, Ser 2010-1, Cl A
6.200%, 07/02/2018	371	402
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	32	33
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/2020	17	19
Eaton
7.625%, 04/01/2024	75	95
4.150%, 11/02/2042	110	102
2.750%, 11/02/2022	450	438
1.500%, 11/02/2017	60	60
Embraer Netherlands Finance BV
5.050%, 06/15/2025	155	155
FedEx
4.100%, 02/01/2045	190	171
3.900%, 02/01/2035	32	30
Fluor
3.375%, 09/15/2021	68	70
General Electric Capital MTN
4.375%, 09/16/2020	10	11
2.300%, 04/27/2017	45	46
2.200%, 01/09/2020	43	43
2.100%, 12/11/2019	30	30
Glencore Funding LLC
2.500%, 01/15/2019 (C)	190	188
John Deere Capital MTN
5.750%, 09/10/2018	100	112
2.050%, 03/10/2020	40	40
L-3 Communications
3.950%, 05/28/2024	255	248
Lockheed Martin
4.070%, 12/15/2042	91	86
3.350%, 09/15/2021	575	592
2.125%, 09/15/2016	37	37
Norfolk Southern
6.000%, 05/23/2111	158	179
Northrop Grumman
3.850%, 04/15/2045	196	172
3.250%, 08/01/2023	1,745	1,710
Parker-Hannifin MTN
4.450%, 11/21/2044	33	33
3.300%, 11/21/2024	270	271
Penske Truck Leasing L.P.
3.375%, 02/01/2022 (C)	461	449
3.050%, 01/09/2020 (C)	155	156
2.500%, 06/15/2019 (C)	410	406
Pitney Bowes MTN
5.600%, 03/15/2018	25	27

27	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Precision Castparts
4.200%, 06/15/2035	$70	$70
3.250%, 06/15/2025	70	69
Republic Services
3.550%, 06/01/2022	29	29
Ryder System MTN
3.600%, 03/01/2016	35	36
2.500%, 03/01/2017	47	48
Siemens Financieringsmaatschappij
3.250%, 05/27/2025 (C)	155	152
2.900%, 05/27/2022 (C)	1,010	997
2.150%, 05/27/2020 (C)	230	227
Union Pacific
4.300%, 06/15/2042	20	20
4.163%, 07/15/2022	131	141
3.250%, 01/15/2025	265	262
United Airlines Pass-Through Trust, Ser 2013-1, Cl A
4.300%, 08/15/2025	32	33
United Technologies
8.875%, 11/15/2019	110	139
4.500%, 06/01/2042	117	119
4.150%, 05/15/2045	59	56
UPS
8.375%, 04/01/2020	50	64
Valmont Industries
5.250%, 10/01/2054	170	152
Verisk Analytics
5.500%, 06/15/2045	45	44
4.000%, 06/15/2025	130	127
Waste Management
4.750%, 06/30/2020	93	102
4.600%, 03/01/2021	90	99
3.900%, 03/01/2035	10	9
3.500%, 05/15/2024	100	100
WW Grainger
4.600%, 06/15/2045	82	82

		16,959

Information Technology — 0.8%
Alibaba Group Holding
3.600%, 11/28/2024 (C)	270	260
Apple
4.375%, 05/13/2045	320	315
3.850%, 05/04/2043	500	455
3.450%, 02/09/2045	31	26
3.200%, 05/13/2025	64	64
2.850%, 05/06/2021	113	115
2.700%, 05/13/2022	680	673
2.400%, 05/03/2023	114	109
2.150%, 02/09/2022	82	78
0.529%, 05/03/2018 (A)	69	69
Arrow Electronics
7.500%, 01/15/2027	80	94
6.875%, 06/01/2018	95	106

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
6.000%, 04/01/2020	$45	$51
Cisco Systems
5.900%, 02/15/2039	150	179
5.500%, 01/15/2040	100	114
3.000%, 06/15/2022	265	266
eBay
4.000%, 07/15/2042	21	17
3.450%, 08/01/2024	100	96
2.875%, 08/01/2021	30	30
2.600%, 07/15/2022	49	45
Hewlett-Packard
6.000%, 09/15/2041	23	23
4.650%, 12/09/2021	20	21
4.375%, 09/15/2021	24	25
HP Enterprise Services
7.450%, 10/15/2029	125	153
Intel
4.800%, 10/01/2041	65	65
3.300%, 10/01/2021	70	73
International Business Machines
4.000%, 06/20/2042	169	152
1.625%, 05/15/2020	126	122
Intuit
5.750%, 03/15/2017	75	80
KLA-Tencor
4.125%, 11/01/2021	370	380
Koninklijke Philips Electronics
5.750%, 03/11/2018	24	26
3.750%, 03/15/2022	127	129
MasterCard
3.375%, 04/01/2024	250	255
Microsoft
4.500%, 10/01/2040	14	14
4.000%, 02/12/2055	24	21
3.750%, 02/12/2045	330	298
3.625%, 12/15/2023	89	93
3.500%, 02/12/2035	593	542
2.375%, 02/12/2022	40	39
Oracle
6.125%, 07/08/2039	27	33
5.375%, 07/15/2040	17	19
4.375%, 05/15/2055	55	51
4.300%, 07/08/2034	103	102
4.125%, 05/15/2045	130	121
3.900%, 05/15/2035	855	795
3.625%, 07/15/2023	56	58
2.950%, 05/15/2025	395	380
2.800%, 07/08/2021	103	104
2.500%, 05/15/2022	325	316
2.375%, 01/15/2019	61	62
2.250%, 10/08/2019	210	211
1.200%, 10/15/2017	250	250
Tencent Holdings MTN
3.800%, 02/11/2025 (C)	215	209

28	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Texas Instruments
2.750%, 03/12/2021	$275	$281
1.650%, 08/03/2019	55	54
TSMC Global
1.625%, 04/03/2018 (C)	460	455
Xerox
4.500%, 05/15/2021	13	14
2.950%, 03/15/2017	27	28
2.750%, 09/01/2020	46	45

		9,261

Materials — 0.9%
Agrium
5.250%, 01/15/2045	61	62
4.125%, 03/15/2035	142	127
3.375%, 03/15/2025	36	34
Albemarle
5.450%, 12/01/2044	210	210
Barrick Gold
4.100%, 05/01/2023	570	555
3.850%, 04/01/2022	540	523
BHP Billiton Finance USA
6.500%, 04/01/2019	125	145
5.000%, 09/30/2043	184	191
4.125%, 02/24/2042	40	37
3.850%, 09/30/2023	275	282
3.250%, 11/21/2021	360	366
2.050%, 09/30/2018	44	45
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	170	177
Dow Chemical
8.550%, 05/15/2019	22	27
5.250%, 11/15/2041	70	71
4.125%, 11/15/2021	86	90
3.000%, 11/15/2022	800	770
E.I. Du Pont de Nemours
5.600%, 12/15/2036	80	91
4.900%, 01/15/2041	25	26
Eastman Chemical
4.650%, 10/15/2044	135	128
3.800%, 03/15/2025	110	110
2.700%, 01/15/2020	435	433
Ecolab
1.450%, 12/08/2017	31	31
Freeport-McMoRan
6.875%, 02/15/2023	36	39
4.000%, 11/14/2021	460	452
3.550%, 03/01/2022	10	9
2.150%, 03/01/2017	81	81
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	33	35
Glencore Finance Canada
2.700%, 10/25/2017 (C)	250	252
2.050%, 10/23/2015 (C)	467	468

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Glencore Funding
2.875%, 04/16/2020 (C)	$480	$470
International Paper
5.150%, 05/15/2046	120	115
5.000%, 09/15/2035	445	436
LYB International Finance BV
4.875%, 03/15/2044	130	126
LyondellBasell Industries
4.625%, 02/26/2055	125	110
Monsanto
4.700%, 07/15/2064	9	8
Mosaic
5.625%, 11/15/2043	120	128
5.450%, 11/15/2033	204	217
4.875%, 11/15/2041	30	28
4.250%, 11/15/2023	60	62
3.750%, 11/15/2021	25	26
Nucor
4.000%, 08/01/2023	39	39
OCP
4.500%, 10/22/2025 (C)	290	275
Potash Corp of Saskatchewan
6.500%, 05/15/2019	50	58
3.000%, 04/01/2025	55	53
PPG Industries
9.000%, 05/01/2021	145	192
Praxair
5.200%, 03/15/2017	70	75
2.650%, 02/05/2025	26	25
Rio Tinto Finance USA
6.500%, 07/15/2018	200	227
3.750%, 09/20/2021	240	249
3.750%, 06/15/2025	290	286
Southern Copper
5.250%, 11/08/2042	370	321
Teck Resources
3.750%, 02/01/2023 (D)	159	137
Teck Resources Limited
6.250%, 07/15/2041	5	4
Union Carbide
7.750%, 10/01/2096	50	62
Vale Overseas
8.250%, 01/17/2034	80	89
6.875%, 11/21/2036	190	184
4.375%, 01/11/2022	355	347

		10,216

Telecommunication Services — 1.5%
America Movil
5.625%, 11/15/2017	400	438
3.125%, 07/16/2022	335	331
1.288%, 09/12/2016 (A)	220	220
AT&T
6.300%, 01/15/2038	270	300
5.800%, 02/15/2019	210	235

29	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.500%, 02/01/2018	$100	$109
5.350%, 09/01/2040	423	416
4.750%, 05/15/2046	620	564
4.500%, 05/15/2035	175	161
4.350%, 06/15/2045	155	132
4.300%, 12/15/2042	230	197
3.875%, 08/15/2021	250	258
3.400%, 05/15/2025	2,042	1,947
3.000%, 06/30/2022	731	706
1.600%, 02/15/2017	45	45
BellSouth
6.550%, 06/15/2034	100	108
BellSouth Telecommunications
6.300%, 12/15/2015	17	18
Bharti Airtel
4.375%, 06/10/2025 (C)	415	409
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (C)	210	222
British Telecommunications
5.950%, 01/15/2018	200	221
Centel Capital
9.000%, 10/15/2019	65	77
CenturyLink
7.650%, 03/15/2042	15	14
Deutsche Telekom International Finance
6.000%, 07/08/2019	175	200
5.750%, 03/23/2016	170	176
2.250%, 03/06/2017 (C)	770	779
GTP Acquisition Partners I
3.482%, 06/16/2025 (C)	54	53
2.350%, 06/15/2020 (C)	50	50
Nippon Telegraph & Telephone
1.400%, 07/18/2017	65	65
Orange
9.000%, 03/01/2031	96	135
2.750%, 09/14/2016	35	36
Qwest
6.750%, 12/01/2021	156	172
Rogers Communications
8.750%, 05/01/2032	70	96
5.450%, 10/01/2043	33	35
4.100%, 10/01/2023	80	82
Telefonica Emisiones
5.134%, 04/27/2020	362	396
Telefonica Emisiones SAU
5.462%, 02/16/2021	23	25
Verizon Communications
6.550%, 09/15/2043	1,142	1,336
6.400%, 09/15/2033	367	421
5.050%, 03/15/2034	92	93
4.862%, 08/21/2046	1,402	1,312
4.672%, 03/15/2055 (C)	39	34
4.522%, 09/15/2048 (C)	750	659
4.500%, 09/15/2020	159	172

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
4.400%, 11/01/2034	$1,277	$1,182
4.272%, 01/15/2036 (C)	504	455
3.850%, 11/01/2042	200	165
3.450%, 03/15/2021	150	153
3.000%, 11/01/2021	636	627
2.625%, 02/21/2020	24	24
2.500%, 09/15/2016	475	483
2.450%, 11/01/2022	90	84
Verizon Global Funding
5.850%, 09/15/2035	40	43
Vodafone Group
2.500%, 09/26/2022	75	69
Vodafone Group PLC
2.950%, 02/19/2023	380	355
1.625%, 03/20/2017	80	80

		17,175

Utilities — 1.7%
AEP Texas Central Transition Funding
5.170%, 01/01/2018	575	606
AGL Capital
6.375%, 07/15/2016	50	53
5.250%, 08/15/2019	50	55
Alabama Power
6.125%, 05/15/2038	18	22
5.875%, 12/01/2022	95	113
3.750%, 03/01/2045	209	188
Ameren Illinois
4.300%, 07/01/2044	45	45
American Electric Power
1.650%, 12/15/2017	423	423
American Water Capital
3.850%, 03/01/2024	120	126
3.400%, 03/01/2025	32	32
Appalachian Power
6.700%, 08/15/2037	100	125
5.950%, 05/15/2033	100	115
4.450%, 06/01/2045	240	230
Arizona Public Service
5.050%, 09/01/2041	47	51
4.500%, 04/01/2042	15	15
2.200%, 01/15/2020	20	20
Atmos Energy
4.125%, 10/15/2044	50	48
Berkshire Hathaway Energy
4.500%, 02/01/2045	510	502
3.750%, 11/15/2023	156	160
Boston Gas
4.487%, 02/15/2042 (C)	35	35
Carolina Power & Light
5.300%, 01/15/2019	175	195
3.000%, 09/15/2021	194	198
2.800%, 05/15/2022	25	25
CenterPoint Energy
6.500%, 05/01/2018	50	56

30	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	$250	$257
CenterPoint Energy Resources
4.500%, 01/15/2021	81	87
Cleveland Electric Illuminating
7.880%, 11/01/2017	170	194
Comision Federal de Electricidad
6.125%, 06/16/2045 (C)	245	248
Commonwealth Edison
3.700%, 03/01/2045	65	58
Consolidated Edison of New York
5.700%, 06/15/2040	38	44
4.625%, 12/01/2054	125	122
4.450%, 03/15/2044	470	464
Consumers Energy
6.700%, 09/15/2019	100	117
Detroit Edison
2.650%, 06/15/2022	26	26
Dominion Resources
6.400%, 06/15/2018	180	203
5.250%, 08/01/2033	90	95
4.700%, 12/01/2044	195	191
2.500%, 12/01/2019	385	386
1.950%, 08/15/2016	165	166
DTE Electric
3.700%, 03/15/2045	49	44
DTE Energy
3.300%, 06/15/2022 (C)	32	32
2.400%, 12/01/2019	24	24
Duke Energy
3.550%, 09/15/2021	76	79
Duke Energy Carolinas
4.300%, 06/15/2020	39	43
4.250%, 12/15/2041	28	28
4.100%, 05/15/2042	425	407
Duke Energy Florida
3.850%, 11/15/2042	215	199
Duke Energy Indiana
4.200%, 03/15/2042	30	29
3.750%, 07/15/2020	52	55
Duquesne Light Holdings
6.400%, 09/15/2020 (C)	500	579
Enel Finance International
5.125%, 10/07/2019 (C)	100	110
Exelon
3.950%, 06/15/2025	570	573
2.850%, 06/15/2020	195	196
Exelon Generation
6.200%, 10/01/2017	100	109
4.000%, 10/01/2020	120	125
FirstEnergy
4.250%, 03/15/2023	340	342
2.750%, 03/15/2018	70	71

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FirstEnergy, Ser C
7.375%, 11/15/2031	$480	$585
Florida Power & Light
5.950%, 10/01/2033	35	43
5.125%, 06/01/2041	28	31
Jersey Central Power & Light
7.350%, 02/01/2019	100	116
5.625%, 05/01/2016	300	310
4.700%, 04/01/2024 (C)	200	210
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	57	61
Kansas City Power & Light
5.300%, 10/01/2041	100	108
KeySpan Gas East
5.819%, 04/01/2041 (C)	400	478
Massachusetts Electric
5.900%, 11/15/2039 (C)	55	66
Metropolitan Edison
3.500%, 03/15/2023 (C)	350	345
MidAmerican Energy Holdings
6.500%, 09/15/2037	200	245
Nevada Power
7.125%, 03/15/2019	110	129
6.500%, 08/01/2018	40	46
5.450%, 05/15/2041	50	57
5.375%, 09/15/2040	12	14
NextEra Energy Capital Holdings
3.625%, 06/15/2023	100	100
Niagara Mohawk Power
4.881%, 08/15/2019 (C)	80	88
4.278%, 10/01/2034 (C)	200	200
NiSource Finance
5.800%, 02/01/2042	149	174
5.650%, 02/01/2045	50	56
Northern States Power
6.250%, 06/01/2036	100	126
5.350%, 11/01/2039	19	22
Oncor Electric Delivery LLC
6.800%, 09/01/2018	460	532
5.250%, 09/30/2040	250	277
Pacific Gas & Electric
8.250%, 10/15/2018	180	216
6.050%, 03/01/2034	160	192
5.800%, 03/01/2037	70	81
5.625%, 11/30/2017	525	573
5.400%, 01/15/2040	42	47
4.500%, 12/15/2041	48	47
3.250%, 09/15/2021	12	12
3.250%, 06/15/2023	155	154
Pacificorp
6.250%, 10/15/2037	90	112
5.650%, 07/15/2018	175	195
3.600%, 04/01/2024	360	372

31	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
PECO Energy
4.150%, 10/01/2044	$385	$374
Potomac Electric Power
4.150%, 03/15/2043	170	164
3.600%, 03/15/2024	170	174
Progress Energy
3.150%, 04/01/2022	280	280
PSEG Power LLC
5.500%, 12/01/2015	100	102
5.320%, 09/15/2016	40	42
5.125%, 04/15/2020	45	50
4.150%, 09/15/2021	33	35
2.750%, 09/15/2016	200	204
Public Service Electric & Gas MTN
5.375%, 11/01/2039	28	32
3.050%, 11/15/2024	155	153
Public Service of Colorado
4.300%, 03/15/2044	100	101
Public Service of New Hampshire
3.500%, 11/01/2023	205	210
Public Service of Oklahoma
5.150%, 12/01/2019	83	92
Puget Energy
6.000%, 09/01/2021	190	218
Puget Sound Energy
4.300%, 05/20/2045	105	104
San Diego Gas & Electric
6.000%, 06/01/2026	60	74
3.950%, 11/15/2041	14	13
Sempra Energy
6.000%, 10/15/2039	50	59
South Carolina Electric & Gas
4.500%, 06/01/2064	13	12
Southern
2.150%, 09/01/2019	375	371
1.950%, 09/01/2016	26	26
Southern California Edison
5.500%, 03/15/2040	50	58
4.050%, 03/15/2042	5	5
3.900%, 12/01/2041	60	56
3.875%, 06/01/2021	22	24
3.500%, 10/01/2023	205	210
Southern California Gas
4.450%, 03/15/2044	300	311
Southern Power
5.150%, 09/15/2041	11	11
Southwestern Electric Power
3.900%, 04/01/2045	170	148
3.550%, 02/15/2022	125	129
Southwestern Public Service
8.750%, 12/01/2018	90	110
Virginia Electric & Power
4.650%, 08/15/2043	245	254
4.450%, 02/15/2044	110	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.950%, 01/15/2022	$330	$329
WEC Energy Group
3.550%, 06/15/2025	58	58
Wisconsin Electric Power
3.100%, 06/01/2025	44	44
2.950%, 09/15/2021	3	3

		20,311

Total Corporate Obligations (Cost $281,407) ($ Thousands)		284,868

ASSET-BACKED SECURITIES — 10.2%

Automotive — 2.4%
Ally Auto Receivables Trust, Ser 2013-1, Cl A3
0.630%, 05/15/2017	40	40
Ally Auto Receivables Trust, Ser 2013-2, Cl A3
0.790%, 01/15/2018	534	534
Ally Auto Receivables Trust, Ser 2014-1, Cl A2
0.480%, 02/15/2017	237	236
Ally Auto Receivables Trust, Ser 2014-1, Cl A4
1.530%, 04/15/2019	1,108	1,110
Ally Auto Receivables Trust, Ser 2014-2, Cl A4
1.840%, 01/15/2020	201	203
Ally Auto Receivables Trust, Ser 2014-SN2, Cl A3
1.030%, 09/20/2017	66	66
American Credit Acceptance Receivables Trust, Ser 2015-2, Cl A
1.570%, 06/12/2019 (C)	201	201
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl A
1.450%, 04/16/2018 (C)	28	28
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl A
0.990%, 10/10/2017 (C)	86	86
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl A
1.330%, 07/10/2018 (C)	90	90
American Credit Acceptance Receivables Trust, Ser 2015-1, Cl A
1.430%, 08/12/2019 (C)	147	147
AmeriCredit Automobile Receivables Trust 2013-5, Ser 2013-5, Cl A3
0.900%, 09/10/2018	300	300
AmeriCredit Automobile Receivables Trust, Ser 2012-5, Cl A3
0.620%, 06/08/2017	4	4
AmeriCredit Automobile Receivables Trust, Ser 2013-2, Cl A3
0.650%, 12/08/2017	106	106
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	258	258

32	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	$330	$330
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-1A, Cl A
1.920%, 09/20/2019 (C)	542	540
Avis Budget Rental Car Funding AESOP LLC, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (C)	336	340
Avis Budget Rental Car Funding AESOP LLC, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (C)	190	195
Bank of The West Auto Trust, Ser 2014-1, Cl A3
1.090%, 03/15/2019 (C)	231	231
California Republic Auto Receivables Trust, Ser 2012-1, Cl A
1.180%, 08/15/2017 (C)	13	13
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	148	148
California Republic Auto Receivables Trust, Ser 2014-3, Cl A4
1.790%, 03/16/2020	154	155
California Republic Auto Receivables Trust, Ser 2015-1, Cl A3
1.330%, 04/15/2019	247	248
California Republic Auto Receivables Trust, Ser 2015-1, Cl A4
1.820%, 09/15/2020	284	285
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	406	406
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A2
0.910%, 04/20/2017	200	200
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A2
1.390%, 09/20/2018	237	237
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A3
1.730%, 09/20/2019	343	343
Capital Auto Receivables Asset Trust, Ser 2015-2, Cl A4
1.970%, 01/21/2020	509	509
Capital Auto Receivables Asset Trust, Ser 2013-2, Cl A4
1.560%, 07/20/2018	205	206
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A3
1.310%, 12/20/2017	280	281
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A4
1.680%, 04/20/2018	135	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A3
1.090%, 03/20/2018	$445	$446
Capital Auto Receivables Asset Trust, Ser 2013-4, Cl A4
1.470%, 07/20/2018	472	475
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A3
1.320%, 06/20/2018	323	324
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl A4
1.690%, 10/22/2018	343	345
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A1
0.487%, 06/20/2016 (A)	343	343
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A3
1.260%, 05/21/2018	480	480
Capital Auto Receivables Asset Trust, Ser 2014-2, Cl A4
1.620%, 10/22/2018	137	138
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A3
1.480%, 11/20/2018	637	639
Capital Auto Receivables Asset Trust, Ser 2014-3, Cl A4
1.830%, 04/22/2019	175	176
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A2
1.420%, 06/20/2018	711	714
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A3
1.610%, 06/20/2019	432	432
Capital Auto Receivables Asset Trust, Ser 2015-1, Cl A4
1.860%, 10/21/2019	238	238
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (C)	1	2
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A
1.750%, 06/15/2021 (C)	93	92
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A
0.960%, 01/17/2017 (C)	52	52
CFC LLC, Ser 2014-1A, Cl A
1.460%, 12/17/2018 (C)	97	97
CFC LLC, Ser 2014-2A, Cl A
1.440%, 11/16/2020 (C)	169	168
Chrysler Capital Auto Receivables Trust, Ser 2014-AA, Cl A3
0.830%, 09/17/2018 (C)	100	100
CPS Auto Receivables Trust, Ser 2011-C, Cl A
4.210%, 03/15/2019 (C)	27	28

33	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CPS Auto Receivables Trust, Ser 2013-C, Cl A
1.640%, 04/16/2018 (C)	$135	$135
CPS Auto Receivables Trust, Ser 2013-D, Cl A
1.540%, 07/16/2018 (C)	136	136
CPS Auto Receivables Trust, Ser 2014-A, Cl A
1.210%, 08/15/2018 (C)	50	50
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (C)	185	184
CPS Auto Receivables Trust, Ser 2014-C, Cl A
1.310%, 02/15/2019 (C)	172	172
CPS Auto Receivables Trust, Ser 2014-D, Cl A
1.490%, 04/15/2019 (C)	203	203
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/2019 (C)	193	193
CPS Auto Trust, Ser 2015-B, Cl A
1.650%, 11/15/2019 (C)	300	300
Drive Auto Receivables Trust 2015-B, Ser 2015-BA, Cl B
2.120%, 06/17/2019 (C)	204	205
Drive Auto Receivables Trust, Ser 2015-AA, Cl A2
1.010%, 11/15/2017 (C)	353	353
Drive Auto Receivables Trust, Ser 2015-AA, Cl D
4.120%, 06/15/2022 (C)	147	148
DT Auto Owner Trust, Ser 2014-3A, Cl A
0.980%, 04/16/2018 (C)	174	174
DT Auto Owner Trust, Ser 2015-1A, Cl A
1.060%, 09/17/2018 (C)	177	177
Exeter Auto Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/2017 (C)	40	40
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl A
1.540%, 11/15/2019 (C)	221	221
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (C)	47	47
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (C)	57	57
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (C)	88	88
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A
1.320%, 01/15/2019 (C)	234	234
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl A
1.600%, 06/17/2019 (C)	323	323
Fifth Third Auto Trust, Ser 2013-1, Cl A3
0.880%, 10/16/2017	72	72

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Investors Auto Owner Trust, Ser 2013-3A, Cl A3
1.440%, 10/15/2019 (C)	$200	$200
First Investors Auto Owner Trust, Ser 2015-1A, Cl A2
1.210%, 04/15/2019 (C)	275	275
First Investors Auto Owner Trust, Ser 2013-1A, Cl A2
0.900%, 10/15/2018 (C)	11	11
First Investors Auto Owner Trust, Ser 2014-3A, Cl A2
1.060%, 11/15/2018 (C)	182	182
First Investors Auto Owner Trust, Ser 2014-3A, Cl A3
1.670%, 11/16/2020 (C)	83	83
Flagship Credit Auto Trust, Ser 2014-2, Cl A
1.430%, 12/16/2019 (C)	148	148
Flagship Credit Auto Trust, Ser 2014-2, Cl B
2.840%, 11/16/2020 (C)	45	45
Flagship Credit Auto Trust, Ser 2014-2, Cl C
3.950%, 12/15/2020 (C)	22	22
Flagship Credit Auto Trust, Ser 2015-1, Cl A
1.630%, 06/15/2020 (C)	252	251
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A3
0.890%, 09/15/2017	56	56
Ford Credit Auto Lease Trust, Ser 2014-B, Cl A4
1.100%, 11/15/2017	22	22
Ford Credit Auto Owner Trust, Ser 2013-D, Cl A3
0.670%, 04/15/2018	197	197
Ford Credit Auto Owner Trust, Ser 2014-B, Cl A3
0.900%, 10/15/2018	344	344
Ford Credit Auto Owner Trust, Ser 2015-B, Cl A2A
0.720%, 03/15/2018	280	280
Ford Credit Auto Owner Trust, Ser 2013-B, Cl A3
0.570%, 10/15/2017	227	227
Ford Credit Auto Owner Trust, Ser 2014-1, Cl A
2.260%, 11/15/2025 (C)	1,303	1,319
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A2
0.610%, 08/15/2017	176	176
Ford Credit Auto Owner Trust, Ser 2014-C, Cl A3
1.060%, 05/15/2019	122	122
Ford Credit Auto Owner Trust, Ser 2015-1, Cl A
2.120%, 07/15/2026 (C)	675	675

34	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A2A
0.810%, 01/15/2018	$166	$166
Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/2020	150	151
GLS Auto Receivables Trust, Ser 2015-1A, Cl A
2.250%, 12/15/2020 (C)	359	359
GM Financial Automobile Leasing Trust, Ser 2014-1A, Cl A2
0.610%, 07/20/2016 (C)	99	99
GO Financial Auto Securitization Trust, Ser 2015-1, Cl A
1.810%, 03/15/2018 (C)	319	319
Hertz Vehicle Financing, Ser 2013-1A, Cl A2
1.830%, 08/25/2019 (C)	800	796
Honda Auto Receivables Owner Trust, Ser 2013-4, Cl A3
0.690%, 09/18/2017	312	312
Honda Auto Receivables Owner Trust, Ser 2014-1, Cl A3
0.670%, 11/21/2017	629	628
Honda Auto Receivables Owner Trust, Ser 2013-3, Cl A3
0.770%, 05/15/2017	271	271
Honda Auto Receivables Owner Trust, Ser 2014-4, Cl A4
1.460%, 10/15/2020	125	125
Huntington Auto Trust, Ser 2011-1A, Cl A4
1.310%, 11/15/2016 (C)	47	47
Hyundai Auto Receivables Trust Ser 2013-A, Cl A4
0.750%, 09/17/2018	140	140
Hyundai Auto Receivables Trus, Ser 2013-B, Cl A4
1.010%, 02/15/2019	124	124
Hyundai Auto Receivables Trust, Ser 2014-B, Cl A3
0.900%, 12/17/2018	276	276
Hyundai Auto Receivables Trust, Ser 2011-C, Cl A4
1.300%, 02/15/2018	115	115
MMCA Automobile Trust, Ser 2012-A, Cl A4
1.570%, 08/15/2017 (C)	58	58
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A2A
1.030%, 11/15/2017	270	270
Prestige Auto Receivables Trust, Ser 2014-1A, Cl A2
0.970%, 03/15/2018 (C)	291	291
Santander Drive Auto Receivables Trust, Ser 2013-A, Cl A3
1.020%, 01/16/2018 (C)	173	173

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Santander Drive Auto Receivables Trust, Ser 2014-2, Cl A3
0.800%, 04/16/2018	$270	$270
Santander Drive Auto Receivables Trust, Ser 2014-3, Cl A3
0.810%, 07/16/2018	500	500
Santander Drive Auto Receivables Trust, Ser 2014-4, Cl A2A
0.670%, 01/16/2018	130	130
Santander Drive Auto Receivables Trust, Ser 2015-S1, Cl R1
1.930%, 09/17/2019 (C)	132	132
Santander Drive Auto Receivables Trust, Ser 2015-S7, Cl R1
1.970%, 03/16/2021 (C)	110	110
Tidewater Auto Receivables Trust, Ser 2014-AA, Cl A3
1.400%, 07/15/2018 (C)	175	175

		27,685

Credit Cards — 0.5%
American Express Credit Account Master Trust, Ser 2014-1, Cl A
0.556%, 12/15/2021 (A)	340	340
American Express Credit Account Master Trust, Ser 2014-2, Cl A
1.260%, 01/15/2020	411	412
Cabela’s Credit Card Master Note Trust, Ser 2012-1A, Cl A1
1.630%, 02/18/2020 (C)	200	202
Capital One Multi-Asset Execution Trust, Ser 2007-A1, Cl A1
0.236%, 11/15/2019 (A)	253	252
Citibank Credit Card Issuance Trust, Ser 2008-A2, Cl A2
1.337%, 01/23/2020 (A)	108	110
Citibank Credit Card Issuance Trust, Ser 2013-A5, Cl A6
1.320%, 09/07/2018	521	524
Citibank Credit Card Issuance Trust, Ser 2013-A7, Cl A7
0.615%, 09/10/2020 (A)	125	125
Citibank Credit Card Issuance Trust, Ser 2014-A6, Cl A6
2.150%, 07/15/2021	2,021	2,040
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	450	446
MBNA Credit Card Master Note Trust, Ser 2004-A3, Cl A3
0.446%, 08/16/2021 (A)	667	665
World Financial Network Credit Card Master Trust, Ser 2013-B, Cl A
0.910%, 03/16/2020	181	181

35	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
World Financial Network Credit Card Master Trust, Ser 2014-B, Cl A
0.610%, 07/15/2019	$299	$299

		5,596

Mortgage Related Securities — 0.9%
ABFC Trust, Ser 2004-OPT4, Cl A2
0.807%, 04/25/2034 (A)	77	76
Aegis Asset-Backed Securities Trust, Ser 2003-3, Cl M1
1.237%, 01/25/2034 (A)	505	479
Aegis Asset-Backed Securities Trust, Ser 2004-5, Cl M1
1.162%, 12/25/2034 (A)	329	325
Ameriquest Mortgage Security Asset-Backed Pass-Through Certificates, Ser 2003-9, Cl AV1
0.945%, 09/25/2033 (A)	180	173
Argent Securities, Ser 2003-W5, Cl M1
1.235%, 10/25/2033 (A)	486	475
Asset-Backed Funding Certificates, Ser 2005-WMC1, Cl M1
0.845%, 06/25/2035 (A)	268	265
Bear Stearns Asset-Backed Securities Trust, Ser 2004-BO1, Cl M5
1.587%, 10/25/2034 (A)	360	360
Bear Stearns Asset-Backed Securities Trust, Ser 2004-HE10, Cl M1
1.160%, 12/25/2034 (A)	429	403
Bear Stearns Asset-Backed Securities Trust, Ser 2005-SD1, Cl 1A3
0.585%, 08/25/2043 (A)	412	406
Bear Stearns Asset-Backed Securities Trust, Ser 2005-TC2, Cl A3
0.555%, 08/25/2035 (A)	121	121
Bear Stearns Asset-Backed Securities Trust, Ser 2006-1, Cl A
0.465%, 02/25/2036 (A)	205	204
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034 (E)	370	385
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/2028	—	—
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.376%, 03/20/2036 (A)	39	39
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.667%, 03/20/2036 (A)	2,000	1,880
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.387%, 11/20/2036 (A)	357	356

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.535%, 07/25/2034 (A)(C)	$1	$1
Master Asset Backed Securities Trust, Ser 2005-OPT1, Cl M1
0.787%, 03/25/2035 (A)	480	480
Morgan Stanley ABS Capital I Trust, Ser 2005-HE5, Cl M1
0.817%, 09/25/2035 (A)	419	411
Morgan Stanley ABS Capital I Trust, Ser 2005-HE6, Cl A2C
0.507%, 11/25/2035 (A)	445	438
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
0.888%, 10/25/2033 (A)(C)	177	167
New Century Home Equity Loan Trust, Ser 2005-3, Cl M1
0.667%, 07/25/2035 (A)	532	530
New Century Home Equity Loan Trust, Ser 2005-4, Cl A2C
0.555%, 09/25/2035 (A)	141	141
Nomura Home Equity Loan Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.477%, 02/25/2036 (A)	1,120	1,111
Normandy Mortgage Loan Trust, Ser 2013-NPL3, Cl A
4.949%, 09/16/2043 (C)(E)	313	313
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M4
1.824%, 03/25/2035 (A)	520	511
Salomon Brothers Mortgage Securities, Ser 2003-UP1, Cl A
3.950%, 04/25/2032 (C)	36	35
Saxon Asset Securities Trust, Ser 2003-1, Cl AF6
4.795%, 06/25/2033 (E)	32	32
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	56	55
Truman Capital Mortgage Loan Trust, Ser 2014-NPL1, Cl A1
3.228%, 07/25/2053 (C)(E)	146	146
Truman Capital Mortgage Loan Trust, Ser 2014-NPL2, Cl A1
3.125%, 06/25/2054 (C)(E)	94	94
Truman Capital Mortgage Loan Trust, Ser 2014-NPL3, Cl A1
3.125%, 04/25/2053 (C)(E)	100	100

		10,512

Other Asset-Backed Securities — 6.4%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
0.987%, 12/27/2022 (A)(C)	98	98

36	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Academic Loan Funding Trust, Ser 2013-1A, Cl A
0.985%, 12/26/2044 (A)(C)	$189	$188
Access Group, Ser 2004-2, Cl A3
0.467%, 10/25/2024 (A)	400	379
Airspeed, Ser 2007-1A, Cl G2
0.466%, 06/15/2032 (A)(C)	422	358
Ally Master Owner Trust, Ser 2012-5, Cl A
1.540%, 09/15/2019	1,057	1,060
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/2019	1,328	1,333
Ally Master Owner Trust, Ser 2014-5, Cl A1
0.676%, 10/15/2019 (A)	818	819
Ally Master Owner Trust, Ser 2015-2, Cl A1
0.755%, 01/15/2021 (A)	516	516
ALM VII, Ser 2012-7A, Cl A1
1.695%, 10/19/2024 (A)(C)	450	450
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl E
6.418%, 12/17/2036 (C)	100	107
American Homes 4 Rent, Ser 2015-SFR1, Cl E
5.639%, 04/17/2052 (C)	110	114
ARLP Securitization Trust Series 2015-1, Ser 2015-1, Cl A1
3.967%, 05/25/2055 (C)(E)	250	250
AXIS Equipment Finance Receivables II, Ser 2013-1A, Cl A
1.750%, 03/20/2017 (C)	58	58
Axis Equipment Finance Receivables III, Ser 2015-1A, Cl A2
1.900%, 03/20/2020 (C)	140	140
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.563%, 05/15/2048 (C)	101	100
BCC Funding X, Ser 2015-1, Cl A2
2.224%, 10/20/2020 (C)	309	310
Blue Elephant Loan Trust, Ser 2015-1, Cl A
3.120%, 12/15/2022 (C)	216	216
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.482%, 02/25/2035 (A)	850	882
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.277%, 10/27/2036 (A)	400	406
Business Loan Express Business Loan Trust, Ser 2004-A, Cl A
0.617%, 02/25/2031 (A)(C)	209	199
BXG Receivables Note Trust, Ser 2012-A, Cl A
2.660%, 12/02/2027 (C)	41	41
CAM Mortgage 2015-1, Ser 2015-1, Cl A
3.500%, 07/15/2064 (C)(E)	500	500
Carlyle Global Market Strategies Commodities Funding, Ser 2014-1A, Cl A
2.175%, 10/15/2021 (A)(C)	250	250

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.251%, 11/25/2034 (E)	$111	$115
CIT Education Loan Trust, Ser 2007-1, Cl A
0.371%, 03/25/2042 (A)(C)	593	568
Citigroup Mortgage Loan Trust, Ser 2005-OPT3, Cl M1
0.617%, 05/25/2035 (A)	282	282
CNH Equipment Trust, Ser 2014-A, Cl A2
0.490%, 06/15/2017	52	52
Concord Funding, Ser 2012-2, Cl A
3.145%, 01/15/2017 (C)	200	200
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (C)	200	201
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 1A
0.687%, 10/25/2034 (A)	614	561
Countrywide Asset-Backed Certificates, Ser 2004-6, Cl 1A1
0.725%, 12/25/2034 (A)	511	483
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.860%, 04/25/2047 (A)	516	508
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.326%, 07/15/2036 (A)	1,111	1,010
CWHEQ Revolving Home Equity Loan Trust, Ser 2005-D, Cl 2A
0.376%, 11/15/2035 (A)	500	462
Educational Funding of the South, Ser 2011-1, Cl A2
0.927%, 04/25/2035 (A)	418	417
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2004-FF5, Cl A3C
1.187%, 08/25/2034 (A)	1,151	1,071
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF4, Cl M1
0.617%, 05/25/2035 (A)	309	307
FirstKey Lending Trust, Ser 2015-SFR1, Cl A
2.553%, 03/09/2047 (C)	233	231
Ford Credit Floorplan Master Owner Trust A, Ser 2014-2, Cl A
0.674%, 02/15/2021 (A)	500	500
Ford Credit Floorplan Master Owner Trust, Ser 2012-2, Cl A
1.920%, 01/15/2019	539	546
Ford Credit Floorplan Master Owner Trust, Ser 2013-1, Cl A2
0.555%, 01/15/2018 (A)	112	112
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A1
1.500%, 09/15/2018	275	277

37	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2013-5, Cl A2
0.656%, 09/15/2018 (A)	$350	$351
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019	387	387
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A2
0.586%, 02/15/2019 (A)	145	145
Ford Credit Floorplan Master Owner Trust, Ser 2014-4, Cl A1
1.400%, 08/15/2019	640	641
Ford Credit Floorplan Master Owner Trust, Ser 2015-1, Cl A2
0.586%, 01/15/2020 (A)	193	193
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.752%, 01/15/2022 (A)	892	893
GCAT, Ser 2014-1, Cl A1
3.228%, 07/25/2019 (A)(C)	198	199
Global SC Finance, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (C)	540	539
GMAT Trust, Ser 2013-1A, Cl A
3.967%, 11/25/2043 (C)(E)	143	144
GMAT Trust, Ser 2014-1A, Cl A
3.721%, 02/25/2044 (C)(E)	33	33
GSAMP Trust, Ser 2005-HE4, Cl M1
0.637%, 07/25/2045 (A)	682	681
Higher Education Funding, Ser 2014-1, Cl A
1.332%, 05/25/2034 (A)(C)	469	469
HLSS Servicer Advance Receivables Trust, Ser 2012-T2, Cl A2
1.990%, 10/15/2045 (C)	146	146
HLSS Servicer Advance Receivables Trust, Ser 2013-T1, Cl A2
1.495%, 01/16/2046 (C)	150	150
HLSS Servicer Advance Receivables Trust, Ser 2013-T7, Cl AT7
1.981%, 11/15/2046 (C)	586	583
HLSS Servicer Advance Receivables Trust, Ser 2014-T2, Cl AT2
2.217%, 01/15/2047 (C)	111	111
ING Investment Management, Ser 2014-1A, Cl A1
1.775%, 04/18/2026 (A)(C)	540	539
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (C)	303	312
JGWPT XXXI LLC, Ser 2014-1A, Cl A
3.960%, 03/15/2063 (C)	287	298
JGWPT XXXII, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (C)	402	404
JGWPT XXXIII, Ser 2014-3A, Cl A
3.500%, 06/15/2077 (C)	197	195

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Acquisition, Ser 2005-OPT1, Cl M1
0.635%, 06/25/2035 (A)	$1,005	$998
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/2031 (C)	114	114
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	271	284
Madison Avenue Manufactured Housing Contract, Ser 2002-A, Cl M2
2.437%, 03/25/2032 (A)	39	39
Magnetite XII, Ser 2015-12A, Cl A
1.755%, 04/15/2027 (A)(C)	200	200
MarketPlace Loan Trust, Ser 2015-OD1, Cl A
3.250%, 07/17/2017	200	200
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/2038	809	857
Nationstar HECM Loan Trust 2015-1A, Ser 2015-1A, Cl A
3.844%, 05/25/2018 (C)	146	146
Navient Private Education Loan Trust, Ser 2015-AA, Cl A2A
2.650%, 12/15/2028 (C)	178	177
Navient Student Loan Trust, Ser 2014-1, Cl A2
0.497%, 03/27/2023 (A)	312	312
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.695%, 06/25/2031 (A)	1,005	1,000
Navient Student Loan Trust, Ser 2014-2, Cl A
0.825%, 03/25/2043 (A)	960	955
Navient Student Loan Trust, Ser 2014-3, Cl A
0.805%, 03/25/2043 (A)	959	953
Navient Student Loan Trust, Ser 2014-4, Cl A
0.805%, 03/25/2043 (A)	557	554
Navient Student Loan Trust, Ser 2014-8, Cl A2
0.625%, 04/25/2023 (A)	274	273
Navient Student Loan Trust, Ser 2014-8, Cl B
1.685%, 07/26/2049 (A)	54	52
Navitas Equipment Receivables, Ser 2013-1, Cl A
1.950%, 11/15/2016 (C)	34	34
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.457%, 10/27/2036 (A)	437	432
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.437%, 01/25/2037 (A)	397	393
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.387%, 10/25/2033 (A)	492	477
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.381%, 03/23/2037 (A)	493	482
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.385%, 12/24/2035 (A)	425	418
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.461%, 03/22/2032 (A)	161	155
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.372%, 11/23/2022 (A)	80	80

38	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.357%, 10/26/2026 (A)	$248	$248
Nelnet Student Loan Trust, Ser 2007-2A, Cl A3L
0.617%, 03/25/2026 (A)(C)	157	156
Nelnet Student Loan Trust, Ser 2010-4A, Cl A
0.987%, 04/25/2046 (A)(C)	143	144
Nelnet Student Loan Trust, Ser 2011-1A, Cl A
1.037%, 02/25/2043 (A)(C)	815	829
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.137%, 11/25/2043 (A)(C)	500	496
Nelnet Student Loan Trust, Ser 2015-2A, Cl A2
0.785%, 09/25/2042 (A)(C)	965	965
North Carolina State, Education Assistance Authority, Ser 2011-2, Cl A2
1.056%, 07/25/2025 (A)	450	453
NRPL Trust 2015-2, Ser 2015-2A, Cl A1
3.750%, 10/25/2057 (A)(C)	281	280
NYMT Residential, Ser 2012-RP1A
4.250%, 12/25/2017 (A)(C)	107	107
NYMT Residential, Ser 2013-RP3A
4.850%, 09/25/2018 (C)(E)	247	247
Oak Hill Advisors Residential Loan Trust, Ser 2014-NPL2, Cl A1
3.475%, 04/25/2054 (C)(E)	316	317
Oak Hill Advisors Residential Loan Trust, Ser 2015-NPL1, Cl A1
3.475%, 01/25/2055 (C)(E)	261	261
Ocwen Freddie Advance Funding, Ser 2015-T1, Cl AT1
2.062%, 11/15/2045 (C)	100	100
Ocwen Freddie Advance Funding Advance Receivables Backed Notes, Ser 2015-T2, Cl AT2
2.014%, 09/15/2045 (C)	236	236
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.696%, 11/20/2023 (A)(C)	450	450
OneMain Financial Issuance Trust 2015-2, Ser 2015-2A, Cl A
2.570%, 07/18/2025 (C)	525	525
OneMain Financial Issuance Trust 2015-2, Ser 2015-2A, Cl B
3.100%, 07/18/2025 (C)	116	116
OneMain Financial Issuance Trust, Ser 2014-2A, Cl A
2.470%, 09/18/2024 (C)	478	481
OneMain Financial Issuance Trust, Ser 2015-1A, Cl A
3.190%, 03/18/2026 (C)	288	292
Park Place Securities, Ser 2004-MCW1, Cl M1
1.125%, 10/25/2034 (A)	82	82
Park Place Securities, Ser 2004-MHQ1, Cl M2
1.299%, 12/25/2034 (A)	422	422

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Park Place Securities, Ser 2004-WCW1, Cl M2
1.205%, 09/25/2034 (A)	$544	$540
Park Place Securities, Ser 2005-WHQ2, Cl A1B
0.457%, 05/25/2035 (A)	253	252
Progress Residential 2015-SFR2 Trust, Ser 2015-SFR2, Cl A
2.740%, 06/12/2032 (C)	341	335
Progresso Receivables Funding, Ser 2015-B
3.000%, 07/28/2020	250	250
RAMP Trust, Ser 2005-EFC5, Cl M1
0.587%, 10/25/2035 (A)	708	703
RAMP Trust, Ser 2005-RZ3, Cl A3
0.587%, 09/25/2035 (A)	774	770
RAMP Trust, Ser 2006-RZ1, Cl A3
0.485%, 03/25/2036 (A)	177	173
RMAT, Ser 2015-NPL1, Cl A1
3.750%, 05/25/2055 (C)(E)	122	122
RSB Bondco LLC, Ser 2007-A, Cl A3
5.820%, 06/28/2019	405	430
Scholar Funding Trust, Ser 2011-A, Cl A
1.179%, 10/28/2043 (A)(C)	304	307
Selene Non-Performing Loans, Ser 2014-1A, Cl A
2.981%, 05/25/2054 (C)(E)	83	83
SLC Student Loan Trust, Ser 2007-2, Cl A2
0.674%, 05/15/2028 (A)	115	115
SLM Private Education Loan Trust, Ser 2012-C, Cl A1
1.286%, 08/15/2023 (A)(C)	141	142
SLM Private Education Loan Trust, Ser 2012-D, Cl A2
2.950%, 02/15/2046 (C)	408	419
SLM Private Education Loan Trust, Ser 2012-E, Cl A1
0.936%, 10/16/2023 (A)(C)	49	50
SLM Private Education Loan Trust, Ser 2012-E, Cl A2B
1.936%, 06/15/2045 (A)(C)	120	123
SLM Private Education Loan Trust, Ser 2013-1, Cl B
1.987%, 11/25/2043 (A)	180	181
SLM Private Education Loan Trust, Ser 2013-A, Cl A1
0.786%, 08/15/2022 (A)(C)	167	167
SLM Private Education Loan Trust, Ser 2013-B, Cl A1
0.836%, 07/15/2022 (A)(C)	228	228
SLM Private Education Loan Trust, Ser 2013-B, Cl A2A
1.850%, 06/17/2030 (C)	106	105
SLM Student Loan Trust, Ser 2003-11, Cl A6
1.036%, 12/15/2025 (A)(C)	350	349

39	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2004-10, Cl A6A
0.827%, 04/27/2026 (A)(C)	$676	$676
SLM Student Loan Trust, Ser 2004-3, Cl A5
0.447%, 07/25/2023 (A)	593	590
SLM Student Loan Trust, Ser 2004-8, Cl B
0.737%, 01/25/2040 (A)	125	115
SLM Student Loan Trust, Ser 2004-9, Cl A5
0.427%, 01/27/2020 (A)	709	707
SLM Student Loan Trust, Ser 2005-2, Cl A5
0.367%, 04/27/2020 (A)	787	784
SLM Student Loan Trust, Ser 2005-5, Cl A3
0.377%, 04/25/2025 (A)	70	70
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.417%, 10/25/2028 (A)	574	560
SLM Student Loan Trust, Ser 2005-6, Cl A5B
1.477%, 07/27/2026 (A)	171	174
SLM Student Loan Trust, Ser 2005-6, Cl A6
0.417%, 10/27/2031 (A)	474	457
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.427%, 10/25/2029 (A)	337	329
SLM Student Loan Trust, Ser 2005-9, Cl A5
0.397%, 01/27/2025 (A)	299	298
SLM Student Loan Trust, Ser 2006-2, Cl A6
0.447%, 01/25/2041 (A)	540	493
SLM Student Loan Trust, Ser 2006-3, Cl A5
0.377%, 01/25/2021 (A)	531	524
SLM Student Loan Trust, Ser 2006-7, Cl A4
0.347%, 04/25/2022 (A)	9	9
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.437%, 01/25/2041 (A)	540	501
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.337%, 07/25/2022 (A)	618	597
SLM Student Loan Trust, Ser 2007-2, Cl B
0.447%, 07/25/2025 (A)	178	159
SLM Student Loan Trust, Ser 2007-3, Cl A3
0.317%, 04/25/2019	946	937
SLM Student Loan Trust, Ser 2007-3, Cl A4
0.337%, 01/25/2022 (A)	607	586
SLM Student Loan Trust, Ser 2007-5, Cl A5
0.357%, 01/25/2024 (A)	208	207
SLM Student Loan Trust, Ser 2007-6, Cl B
1.127%, 04/27/2043 (A)	143	130
SLM Student Loan Trust, Ser 2007-7, Cl B
1.027%, 10/25/2028 (A)	250	223
SLM Student Loan Trust, Ser 2008-2, Cl B
1.477%, 01/25/2029 (A)	160	149
SLM Student Loan Trust, Ser 2008-3, Cl B
1.477%, 04/25/2029 (A)	160	149
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.927%, 07/25/2022 (A)	1,300	1,352
SLM Student Loan Trust, Ser 2008-4, Cl B
2.127%, 04/25/2029 (A)	160	156
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.577%, 01/25/2018 (A)	76	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SLM Student Loan Trust, Ser 2008-5, Cl B
2.127%, 07/25/2029 (A)	$160	$162
SLM Student Loan Trust, Ser 2008-6, Cl B
2.127%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-7, Cl B
2.127%, 07/25/2029 (A)	160	161
SLM Student Loan Trust, Ser 2008-8, Cl B
2.527%, 10/25/2029 (A)	160	166
SLM Student Loan Trust, Ser 2008-9, Cl A
1.777%, 04/25/2023 (A)	887	910
SLM Student Loan Trust, Ser 2008-9, Cl B
2.527%, 10/25/2029 (A)	160	167
SLM Student Loan Trust, Ser 2010-1, Cl A
0.587%, 03/25/2025 (A)	280	280
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.935%, 05/26/2026 (A)	211	214
SLM Student Loan Trust, Ser 2012-6, Cl B
1.187%, 04/27/2043 (A)	249	235
SLM Student Loan Trust, Ser 2012-B, Cl A2
3.480%, 10/15/2030 (C)	173	179
SLM Student Loan Trust, Ser 2013-2, Cl B
1.687%, 06/25/2043 (A)	128	126
SLM Student Loan Trust, Ser 2013-3, Cl B
1.687%, 09/25/2043 (A)	136	133
SLM Student Loan Trust, Ser 2013-4, Cl A
0.735%, 06/25/2027 (A)	350	351
SLM Student Loan Trust, Ser 2013-5, Cl A2
0.585%, 10/26/2020 (A)	228	228
SLM Student Loan Trust, Ser 2013-6, Cl A2
0.687%, 02/25/2021 (A)	125	125
SLM Student Loan Trust, Ser 2013-C, Cl A2A
2.940%, 10/15/2031 (C)	129	133
SLM Student Loan Trust, Ser 2013-M1, Cl M1
3.500%, 10/28/2029 (C)	553	550
SLM Student Loan Trust, Ser 2014-1, Cl A2
0.567%, 07/26/2021 (A)	395	394
SLM Student Loan Trust, Ser 2014-2, Cl A3
0.777%, 03/26/2029 (A)	448	450
SLM Student Loan Trust, Ser 2014-A, Cl A1
0.786%, 07/15/2022 (A)(C)	132	132
SLM Student Loan Trust, Ser 2014-A, Cl A2A
2.590%, 01/15/2026 (C)	225	228
Small Business Administration, Ser 2013-20I, Cl 1
3.620%, 09/01/2033	215	227
Small Business Administration, Ser 2013-20L, Cl 1
3.380%, 12/01/2033	168	175
Small Business Administration, Ser 2015-20A, Cl 1
2.520%, 01/01/2035	250	248
SMB Private Education Loan Trust, Ser 2015-A, Cl A1
0.786%, 07/17/2023 (A)(C)	503	503

40	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2015-A, Cl A2A
2.490%, 06/15/2027 (C)	$593	$589
SMB Private Education Loan Trust, Ser 2015-A, Cl A2B
1.180%, 06/15/2027 (A)(C)	496	496
SpringCastle America Funding, Ser 2014-AA, Cl A
2.700%, 05/25/2023 (C)	559	563
SpringCastle America Funding, Ser 2014-AA, Cl B
4.610%, 10/25/2027 (C)	125	128
Springleaf Funding Trust, Ser 2013-AA, Cl A
2.580%, 09/15/2021 (C)	352	353
Springleaf Funding Trust, Ser 2013-BA, Cl A
3.920%, 01/16/2023 (C)	250	250
Springleaf Funding Trust, Ser 2014-AA, Cl A
2.410%, 12/15/2022 (C)	467	468
Springleaf Funding Trust, Ser 2015-AA, Cl A
3.160%, 11/15/2024 (C)	346	350
Stanwich Mortgage Loan Trust, Ser 2013-NPL2, Cl A
3.228%, 04/16/2059 (C)	108	108
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.735%, 09/25/2034 (A)	495	472
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl A3
0.787%, 05/25/2035 (A)	863	864
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF2, Cl A3
0.337%, 07/25/2036 (A)	190	189
TAL Advantage, Ser 2006-1A, Cl N
0.377%, 04/20/2021 (A)(C)	87	87
Trade Maps, Ser 2013-1A, Cl A
0.885%, 12/10/2018 (A)(C)	737	737
Trafigura Securitisation Finance, Ser 2014-1A, Cl A
1.136%, 10/15/2021 (A)(C)	266	265
Tricon American Homes 2015-SFR1 Trust, Ser 2015-SFR1, Cl A
1.435%, 05/17/2032 (A)(C)	100	99
United States Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/2035	70	70
US Residential Opportunity Fund Trust, Ser 2015-1II, Cl A
3.721%, 02/27/2035 (C)	243	245
US Residential Opportunity Fund Trust, Ser 2015-1III, Cl A
3.721%, 01/27/2035 (C)	316	316
VOLT XIX, Ser 2014-NP11, Cl A1
3.875%, 04/25/2055 (C)(E)	283	284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
VOLT XXV, Ser 2015-NPL8, Cl A1
3.500%, 06/26/2045 (C)(E)	$500	$499
VOLT XXVI, Ser 2014-NPL6, Cl A1
3.125%, 09/25/2043 (C)(E)	273	272
VOLT XXVII, Ser 2014-NPL7, Cl A1
3.375%, 08/27/2057 (C)(E)	438	438
VOLT XXX, Ser 2015-NPL1, Cl A1
3.625%, 10/25/2057 (C)(E)	216	216
VOLT XXXI, Ser 2015-NPL2, Cl A1
3.375%, 02/25/2055 (C)(E)	178	177
VOLT XXXIII, Ser 2015-NPL5, Cl A1
3.500%, 03/25/2055 (C)(E)	386	386
VOLT XXXV, Ser 2015-NPL9, Cl A1
3.500%, 06/26/2045 (C)(E)	219	219
VOLT, Ser 2014-3A, Cl A1
3.250%, 05/25/2054	75	75
VOLT, Ser 2014-NPL5, Cl A1
3.228%, 09/25/2058	180	180
VOLT, Ser 2014-NPL6, Cl A2
4.250%, 09/25/2043	100	98
VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/2058 (C)	335	335
VOLT, Ser 2015-NPL4, Cl A1
3.500%, 02/25/2055	216	216
VOLT, Ser 2015-NPL6, Cl A1
3.500%, 02/25/2055	411	411
Voya, Ser 2012-4A, Cl A1
1.665%, 10/15/2023 (A)(C)	450	449

		75,276

Total Asset-Backed Securities (Cost $117,374) ($ Thousands)		119,069

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.1%
FHLB
5.500%, 07/15/2036	300	388
1.250%, 06/28/2030 (E)	1,110	1,110
0.875%, 05/24/2017	10	10
0.000%, 07/06/2015 to 08/21/2015 (B)	28,785	28,784
FHLMC Multifamily Structured Pass-Through Certificates, Ser K044, Cl A2
2.811%, 01/25/2025	260	257
2.770%, 05/25/2025	350	342
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DN1, Cl M1
1.435%, 01/25/2025 (A)(C)	229	229
FICO STRIPS, PO
9.800%, 11/30/2017	875	1,058
8.600%, 09/26/2019	845	1,080
3.631%, 12/06/2017 (B)	660	641
1.628%, 10/06/2017 (B)	360	353
0.000%, 05/11/2018 to 12/06/2018 (B)	2,125	2,029
0.000%, 09/26/2019 (B)	100	93
FNMA
5.375%, 06/12/2017	50	54
4.500%, 03/01/2044	238	261

41	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
3.920%, 06/01/2017 (B)		600	$591
3.500%, 02/01/2030		437	464
3.092%, 04/25/2027 (A)		544	539
2.628%, 10/09/2019 (B)		4,270	3,900
2.625%, 09/06/2024		303	303
FNMA Multifamily Megas, Ser 141, Cl 1
2.967%, 05/01/2027 (A)		735	725
GNMA CMO, Ser 2015-H10, Cl FC
0.662%, 04/20/2065 (A)		500	500
Resolution Funding STRIPS
2.241%, 07/15/2020 (B)		2,915	2,638
1.827%, 10/15/2019 (B)		200	185
Tennessee Valley Authority
5.880%, 04/01/2036		250	324
5.250%, 09/15/2039		390	474
4.625%, 09/15/2060		60	64
2.875%, 09/15/2024		835	839
1.750%, 10/15/2018		83	84

Total U.S. Government Agency Obligations (Cost $48,001) ($ Thousands)			48,319

SOVEREIGN DEBT — 1.6%
Brazilian Government International Bond
5.000%, 01/27/2045		200	173
Colombia Government International Bond
5.625%, 02/26/2044		1,070	1,083
Colombia Government International Bond
5.000%, 06/15/2045		200	185
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/2025		420	420
2.578%, 06/30/2022		476	476
Indonesia Government International Bond MTN
4.125%, 01/15/2025 (C)		225	221
Indonesia Government International Bond
3.750%, 04/25/2022 (C)		470	463
Israel Government AID Bond
2.993%, 02/15/2025 (B)		1,000	750
2.971%, 08/15/2025 (B)		609	449
2.564%, 11/15/2019 (B)		500	459
Japan Treasury Discount Bill
0.000%, 12/10/2015 (B)	JPY	140,000	1,144
Japan Bank for International Cooperation
1.750%, 05/28/2020		465	459
Mexico Government International Bond MTN
5.750%, 10/12/2110		591	581
5.550%, 01/21/2045		3,172	3,374
4.750%, 03/08/2044		60	57
4.000%, 10/02/2023		144	148
3.600%, 01/30/2025		230	227
3.500%, 01/21/2021		195	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
Peruvian Government International Bond
5.625%, 11/18/2050	$174	$194
Poland Government International Bond
5.000%, 03/23/2022	100	111
4.000%, 01/22/2024	1,257	1,315
Province of Ontario Canada
1.875%, 05/21/2020	405	404
Province of Quebec Canada
6.350%, 01/30/2026	70	88
2.625%, 02/13/2023	620	624
Russia Government International Bond
7.500%, 03/31/2030 (C)(E)	726	851
Slovakia Government International Bond
4.375%, 05/21/2022 (C)	680	741
Slovenia Government International Bond
5.850%, 05/10/2023 (C)	200	226
5.500%, 10/26/2022 (C)	420	466
5.250%, 02/18/2024 (C)	615	670
South Africa Government International Bond
5.875%, 09/16/2025	750	831
Turkey Government International Bond
6.250%, 09/26/2022	450	501
5.750%, 03/22/2024	580	628
United Mexican States MTN
6.050%, 01/11/2040	100	114

Total Sovereign Debt (Cost $18,113) ($ Thousands)		18,632

MUNICIPAL BONDS — 0.4%
American Municipal Power, Build America Project, RB
7.499%, 02/15/2050	80	108
California State, Build America Project, GO
7.600%, 11/01/2040	265	393
6.650%, 03/01/2022	250	302
California State, GO
6.200%, 03/01/2019	300	345
Chicago, Ser B, GO
6.314%, 01/01/2044	380	331
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	430	581
Houston, Ser A, GO
6.290%, 03/01/2032	235	285
Illinois State, GO
5.100%, 06/01/2033	60	56
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	285	394
Los Angeles, Department of Airports, Build America Project, RB
6.582%, 05/15/2039	25	31
New Jersey State, Turnpike Authority, Build America Project, Ser C, RB
7.102%, 01/01/2041	381	512

42	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
New York and New Jersey, Port Authority, RB
5.647%, 11/01/2040	$105	$121
4.458%, 10/01/2062	385	369
New York City, Transitional Finance Authority, Future Tax Secured, RB
5.508%, 08/01/2037	275	327
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	341	458
Ohio State University, Ser A, RB
4.800%, 06/01/2111	281	270

Total Municipal Bonds (Cost $4,485) ($ Thousands)		4,883

COLLATERALIZED DEBT OBLIGATIONS — 0.2%

Other Asset-Backed Securities — 0.2%
AMMC CLO XIV, Ser 2014-14A, Cl A1L
1.727%, 07/27/2026 (A)(C)	500	500
Ballyrock CLO, Ser 2014-1A, Cl A1
1.755%, 10/20/2026 (A)(C)	150	150
Cent CLO, Ser 2013-18A, Cl A
1.397%, 07/23/2025 (A)(C)	500	494
Eaton Vance CLO, Ser 2014-1A, Cl A
1.725%, 07/15/2026 (A)(C)	200	200
Flatiron CLO, Ser 2014-1A, Cl A1
1.654%, 07/17/2026 (A)(C)	500	499
Voya CLO, Ser 2014-2A, Cl A1
1.725%, 07/17/2026 (A)(C)	500	500

Total Collateralized Debt Obligations (Cost $2,343) ($ Thousands)		2,343

U.S. TREASURY OBLIGATIONS — 29.3%
U.S. Treasury Bills
0.000%, 07/23/2015 (B)	1	1
0.000%, 09/03/2015 (B)	115	115
U.S. Treasury Bonds
7.274%, 08/15/2023 (B)	1,330	1,100
6.375%, 08/15/2027	50	70
6.125%, 08/15/2029	50	71
5.375%, 02/15/2031	100	134
5.250%, 02/15/2029	100	131
5.000%, 05/15/2037	965	1,293
4.500%, 05/15/2038	300	375
4.500%, 08/15/2039	25	31
4.250%, 05/15/2039	200	241
3.750%, 11/15/2043	5,784	6,506
3.625%, 08/15/2043	573	630
3.250%, 12/31/2016	500	521
3.125%, 02/15/2043	759	760
3.000%, 11/15/2044 to 05/15/2045	18,888	18,483
2.875%, 05/15/2043	17,315	16,501
2.750%, 08/15/2042	1,540	1,433
2.750%, 11/15/2042 to 11/15/2042 (B)	6,345	5,278
2.625%, 11/15/2020	200	209

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.500%, 02/15/2045	$9,199	$8,096
2.000%, 10/31/2021	600	601
1.750%, 09/30/2019	12,379	12,528
1.625%, 06/30/2019	3,590	3,624
1.250%, 01/31/2020	50	49
1.000%, 11/30/2019	8,540	8,353
U.S. Treasury Inflation Protected Securities
2.500%, 01/15/2029	110	136
2.375%, 01/15/2025	2,156	2,131
2.125%, 02/15/2040	230	283
2.000%, 01/15/2016	1,383	1,403
1.875%, 07/15/2015	1,156	1,159
1.750%, 01/15/2028	113	128
1.375%, 02/15/2044	4,213	4,497
0.750%, 02/15/2042	220	202
0.750%, 02/15/2045	794	725
0.625%, 01/15/2024	152	155
0.625%, 02/15/2043	3,478	3,084
0.125%, 04/15/2016	3,410	3,672
0.125%, 04/15/2017	948	961
0.125%, 04/15/2019	151	153
0.125%, 01/15/2022	523	518
0.125%, 07/15/2024	1,898	1,851
U.S. Treasury Notes
4.750%, 02/15/2037	100	130
4.625%, 11/15/2016	1,400	1,480
4.500%, 05/15/2017	1,700	1,823
4.375%, 02/15/2038	650	799
3.625%, 08/15/2019	1,785	1,943
3.625%, 02/15/2044	5,037	5,538
3.500%, 02/15/2018	6,645	6,752
3.375%, 05/15/2044	832	874
3.125%, 05/15/2019	5,565	5,938
3.125%, 05/15/2021	1,250	1,337
2.875%, 03/31/2018	2,485	2,616
2.750%, 05/31/2017	6,720	6,760
2.750%, 02/15/2019	450	474
2.625%, 08/15/2020	1,169	1,222
2.500%, 05/15/2024	3,117	3,170
2.375%, 05/31/2018	500	520
2.375%, 08/15/2024	200	201
2.250%, 07/31/2021	1,470	1,498
2.250%, 11/15/2024	3,710	3,687
2.125%, 01/31/2021	650	661
2.125%, 12/31/2021	9,860	9,937
2.125%, 06/30/2022	5,262	5,284
2.125%, 05/15/2025	11,716	11,504
1.875%, 11/30/2021	2,580	2,563
1.875%, 05/31/2022	596	589
1.750%, 05/15/2023	2,380	2,302
1.625%, 03/31/2019	3,880	3,926
1.625%, 07/31/2019	7,130	7,191
1.625%, 12/31/2019	6,825	6,853
1.625%, 06/30/2020	8,667	8,666

43	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.500%, 07/31/2016	$360	$364
1.500%, 08/31/2018	400	405
1.500%, 01/31/2019	3,329	3,359
1.500%, 05/31/2019	3,757	3,778
1.500%, 10/31/2019	1,285	1,286
1.500%, 05/31/2020	7,260	7,220
1.500%, 01/31/2022	2,030	1,965
1.375%, 03/31/2020	2,753	2,726
1.375%, 04/30/2020	5,488	5,428
1.125%, 06/15/2018	632	634
1.000%, 09/15/2017	2,235	2,248
1.000%, 12/15/2017	1,940	1,948
1.000%, 03/15/2018	850	852
1.000%, 05/15/2018	527	528
0.875%, 01/31/2017	4,325	4,349
0.875%, 04/30/2017	2,346	2,358
0.875%, 07/15/2017	4,170	4,187
0.875%, 08/15/2017	6,396	6,419
0.875%, 11/15/2017	3,950	3,957
0.875%, 01/15/2018	2,070	2,071
0.750%, 10/31/2017	2,651	2,649
0.750%, 04/15/2018	5,739	5,709
0.625%, 12/15/2016	2,992	2,998
0.625%, 02/15/2017	1,619	1,621
0.625%, 06/30/2017	1,750	1,749
0.625%, 09/30/2017	3,332	3,322
0.625%, 11/30/2017	460	458
0.500%, 03/31/2017	3,248	3,245
U.S. Treasury STRIPS (B)
25.571%, 05/15/2032	850	511
10.171%, 11/15/2022	1,100	935
6.075%, 05/15/2026	700	528
5.741%, 05/15/2036	100	52
5.662%, 05/15/2029	100	67
5.610%, 02/15/2024	1,275	1,035
5.290%, 05/15/2034	275	153
5.260%, 08/15/2027	800	578
5.152%, 02/15/2034	250	140
5.111%, 02/15/2028	653	462
5.043%, 05/15/2028	830	582
5.026%, 08/15/2033	300	172
4.993%, 05/15/2033	775	447
4.910%, 11/15/2026	1,100	815
4.721%, 08/15/2019	1,350	1,270
4.520%, 05/15/2024	300	242
4.403%, 02/15/2030	1,300	852
4.374%, 11/15/2032	500	295
4.347%, 05/15/2030	400	260
4.343%, 11/15/2030	1,450	928
4.320%, 11/15/2033	750	426
4.233%, 11/15/2029	550	364
4.211%, 02/15/2027	1,450	1,065
4.113%, 11/15/2027	1,900	1,359
3.979%, 08/15/2020	3,550	3,242

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
3.957%, 05/15/2027	$315	$229
3.938%, 11/15/2024	250	198
3.891%, 08/15/2030	700	451
3.876%, 02/15/2033	200	117
3.860%, 11/15/2016	200	199
3.679%, 02/15/2017	4,460	4,419
3.648%, 11/15/2031	710	435
3.611%, 05/15/2031	560	350
3.593%, 02/15/2031	1,025	651
3.509%, 05/15/2018	130	126
3.459%, 02/15/2018	925	903
3.379%, 02/15/2032	1,050	638
3.370%, 08/15/2031	275	171
3.350%, 08/15/2029	275	184
3.340%, 05/15/2020	3,459	3,176
3.270%, 02/15/2029	700	477
3.226%, 11/15/2017	650	638
3.019%, 05/15/2035	100	54
2.941%, 05/15/2019	2,725	2,582
2.910%, 11/15/2034	200	110
2.869%, 08/15/2028	100	70
2.733%, 08/15/2022	100	86
2.713%, 05/15/2023	1,800	1,499
2.712%, 08/15/2021	450	397
2.687%, 02/15/2023	3,350	2,822
2.602%, 05/15/2025	300	234
2.562%, 05/15/2022	1,240	1,069
2.527%, 11/15/2023	350	287
2.474%, 02/15/2022	1,885	1,639
2.398%, 02/15/2021	2,880	2,586
2.324%, 11/15/2021	1,060	930
1.961%, 05/15/2021	4,165	3,707
1.887%, 11/15/2019	300	280
1.430%, 08/15/2026	47	35
1.274%, 02/15/2020	2,435	2,257
1.136%, 02/15/2035	40	22
0.000%, 08/15/2032	500	298
0.000%, 08/15/2039	100	46

Total U.S. Treasury Obligations (Cost $337,152) ($ Thousands)		343,415

CASH EQUIVALENT — 5.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% **††	64,134,010	64,134

Total Cash Equivalent (Cost $64,134) ($ Thousands)		64,134

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P.
0.050% **†† (F)	450,088	450

44	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

Description	Contracts	Market Value ($ Thousands)
Total Affiliated Partnership (Cost $450) ($ Thousands)		$450

Total Investments — 107.6% (Cost $1,238,871) ($ Thousands) ‡‡		$1,259,805

PURCHASED OPTIONS‡* — 0.0%
December 2015, Euro Call, Expires 12/19/15, Strike Price $99.63	26	2
December 2015, Euro Put, Expires 12/19/15, Strike Price $98.88	26	—
July 2015, U.S. Long Treasury Bond Put, Expires 07/18/15, Strike Price $147.00	16	1
July 2015, U.S. Long Treasury Bond Put, Expires 07/18/15, Strike Price $143.00	16	—
September 2015, 10-Year U.S. Treasury Note Put, Expires 08/22/15, Strike Price $123.50	10	3

Total Purchased Options (Cost $15) ($ Thousands)		6

WRITTEN OPTIONS‡* — 0.0%
August 2015, U.S. 10-Year Treasury Note Call, Expires 07/27/15, Strike Price $156.00	(25)	(16)
August 2015, U.S. 10-Year Treasury Note Call, Expires 07/27/15, Strike Price $129.50	(18)	(2)
August 2015, U.S. 10-Year Treasury Note Call, Expires 07/27/15, Strike Price $155.00	(36)	(30)
August 2015, U.S. 10-Year Treasury Note Put, Expires 07/27/15, Strike Price $122.00	(12)	—
August 2015, U.S. 10-Year Treasury Note Put, Expires 07/27/15, Strike Price $123.50	(8)	(1)
August 2015, U.S. Treasury Note Call, Expires 07/27/15, Strike Price $145.00	(17)	(7)
August 2015, U.S. Treasury Note Call, Expires 07/27/15, Strike Price $144.00	(20)	(6)
December 2015, Euro Call, Expires 12/16/15, Strike Price $99.25	(26)	(16)
December 2015, Euro Put, Expires 12/20/15, Strike Price $99.25	(26)	(2)
July 2015, U.S. Long Treasury Bond Put, Expires 07/05/15, Strike Price $145.00	(32)	—
September 2015, U.S. 10-Year Treasury Note Call, Expires 08/24/15, Strike Price $129.00	(16)	(5)
September 2015, U.S. 10-Year Treasury Note Call, Expires 08/24/15, Strike Price $130.00	(26)	(6)
September 2015, U.S. 10-Year Treasury Note Call, Expires 08/24/15, Strike Price $159.00	(8)	(5)
September 2015, U.S. 10-Year Treasury Note Call, Expires 08/24/15, Strike Price $160.00	(8)	(5)

Description	Contracts	Market Value ($ Thousands)
September 2015, U.S. 10-Year Treasury Note Call, Expires 08/24/15, Strike Price $129.50	(8)	$(2)

Total Written Options (Premiums Received $116) ($ Thousands)		(103)

45	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

	Number of Contracts	Expiration	Unrealized Appreciation (Depreciation)
90-Day Euro$	(54)	Dec-2015	$(2)
90-Day Euro$	(44)	Dec-2016	(8)
90-Day Euro$	(280)	Sep-2015	(15)
90-Day Euro$	(206)	Mar-2016	(30)
U.S. 10-Year Treasury Note	110	Sep-2015	(78)
U.S. 10-Year Treasury Note	(74)	Sep-2015	49
U.S. 2-Year Treasury Note	240	Oct-2015	43
U.S. 2-Year Treasury Note	(303)	Oct-2015	(111)
U.S. Long Treasury Bond	(15)	Sep-2015	21
U.S. Long Treasury Bond	20	Sep-2015	(29)
U.S. Ultra Long Treasury Bond	(142)	Sep-2015	711
U.S. Ultra Long Treasury Bond	40	Sep-2015	(109)

			$442

For the period ended June 30, 2015 the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the outstanding OTC swap agreements held by the Fund at June 30, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Barclays Bank PLC	2.48%	3 Month USD - LIBOR	11/15/2027	415	$(23)
Barclays Bank PLC	2.42%	3 Month USD - LIBOR	11/15/2027	420	(20)
Citigroup	2.71%	3 Month USD - LIBOR	8/15/2042	830	24

					$(19)

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2015 is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Citigroup	3.68%	3 Month USD - LIBOR	11/15/43	$725	(109)

For the period ended June 30, 2015, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on a Net Assets of $1,170,743 ($ Thousands)

(1)	In U.S. Dollar unless otherwise indicated.

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	For the period ended June 30, 2015, the total amount of open purchased swaptions and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

(A)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $433 ($ Thousands)

(E)	Step Bonds—The rate reflected on the Schedule of Investments is the effective yield on June 30, 2015. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $450 ($ Thousands).

ABS — Asset-Backed Security

ACES — Alternative Credit Enhancement Structure

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

OTC — Over the Counter

46	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund

June 30, 2015

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

RE-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

USD — United States Dollar

‡‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,238,871 ($ Thousands), and the unrealized appreciation and depreciation were $28,820 ($ Thousands) and $(7,886) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$373,692	$—	$373,692
Corporate Obligations	—	284,868	—	284,868
Asset-Backed Securities	—	119,069	—	119,069
U.S. Government Agency Obligations	—	48,319	—	48,319
Sovereign Debt	—	18,632	—	18,632
Municipal Bonds	—	4,883	—	4,883
Collateralized Debt Obligations	—	2,343	—	2,343
U.S. Treasury Obligations	—	343,415	—	343,415
Cash Equivalent	64,134	—	—	64,134
Affiliated Partnership	—	450	—	450

Total Investments in Securities	$64,134	$1,195,671	$—	$1,259,805

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$6	$—	$—	$6
Written Options	(103)	—	—	(103)
Futures Contracts*
Unrealized Appreciation	824	—	—	824
Unrealized Depreciation	(382)	—	—	(382)
OTC Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	24	—	24
Unrealized Depreciation	—	(43)	—	(43)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Depreciation	—	(109)	—	(109)

Total Other Financial Instruments	$345	$(128)	$—	$217

*	Futures contracts and swaps are valued at the unrealized appreciation (depreciation) of the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “-” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

47	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 78.0%

Consumer Discretionary — 19.6%
1011778 BC ULC
6.000%, 04/01/2022 (A)	$1,976	$2,030
Academy
9.250%, 08/01/2019 (A)	655	688
Acosta
7.750%, 10/01/2022 (A)	1,000	1,008
Adelphia Communications (Escrow Security)
10.250%, 06/15/2011 (B)	150	1
0.000%, 01/15/2009 (B)	225	2
Adelphia Communications (Escrow Security) PIK
0.000%, 02/15/2004 (B)	25	—
Affinion Group Holdings
7.875%, 12/15/2018	1,029	684
Affinity Gaming
9.000%, 05/15/2018	5,395	5,368
AMC Entertainment
5.750%, 06/15/2025 (A)	3,070	3,009
American Achievement
10.875%, 04/15/2016 (A)	2,250	2,138
American Axle & Manufacturing
6.250%, 03/15/2021	845	887
Apex Tool Group
7.000%, 02/01/2021 (A)	1,705	1,517
Ashtead Capital
6.500%, 07/15/2022 (A)	2,855	3,026
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(I)	2,750	1
Beazer Homes USA
5.750%, 06/15/2019	1,560	1,539
Belo
7.750%, 06/01/2027	1,675	1,847
Bon-Ton Department Stores
8.000%, 06/15/2021	4,005	3,064
Boyd Gaming
9.000%, 07/01/2020	1,980	2,148
6.875%, 05/15/2023	605	620
Brookfield Residential Properties
6.375%, 05/15/2025 (A)	458	449
Cable One
5.750%, 06/15/2022 (A)	1,410	1,428
Cablevision Systems
7.750%, 04/15/2018	500	540
5.875%, 09/15/2022	1,917	1,859
Caesars Entertainment Operating
9.000%, 02/15/2020 (B)	3,975	3,220
9.000%, 02/15/2020 (B)	9,810	7,995
8.500%, 02/15/2020 (B)	1,260	1,014
Caesars Entertainment Resort Properties
8.000%, 10/01/2020	3,259	3,070
Caesars Growth Properties Holdings
9.375%, 05/01/2022 (A)	780	585

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CCO Holdings
7.375%, 06/01/2020	$585	$618
6.500%, 04/30/2021	1,035	1,083
5.875%, 05/01/2027 (A)	1,304	1,273
5.375%, 05/01/2025 (A)	865	842
5.250%, 03/15/2021	1,200	1,197
5.250%, 09/30/2022	2,000	1,970
5.125%, 02/15/2023	2,000	1,950
5.125%, 05/01/2023 (A)	665	647
Cedar Fair
5.375%, 06/01/2024 (A)	1,174	1,215
5.250%, 03/15/2021	2,250	2,312
Century Communities
6.875%, 05/15/2022 (A)	1,630	1,601
6.875%, 05/15/2022	2,500	2,456
Chester Downs & Marina
9.250%, 02/01/2020 (A)	4,490	3,502
Chinos Intermediate Holdings
7.750%, 05/01/2019 (A)	1,260	1,014
Cinemark USA
7.375%, 06/15/2021	565	597
5.125%, 12/15/2022	1,390	1,378
4.875%, 06/01/2023	500	481
Claire’s Stores
9.000%, 03/15/2019 (A)	1,645	1,390
8.875%, 03/15/2019	2,950	1,313
Clear Channel Worldwide Holdings
7.625%, 03/15/2020	1,485	1,548
7.625%, 03/15/2020	485	501
6.500%, 11/15/2022	2,790	2,905
6.500%, 11/15/2022	895	917
Cogeco Cable
4.875%, 05/01/2020 (A)	1,050	1,066
Columbus International
7.375%, 03/30/2021 (A)	3,380	3,629
CSC Holdings
8.625%, 02/15/2019	2,125	2,409
6.750%, 11/15/2021	1,250	1,319
5.250%, 06/01/2024	1,334	1,281
CST Brands
5.000%, 05/01/2023	350	348
Cumulus Media Holdings
7.750%, 05/01/2019	655	601
Dana Holding
6.750%, 02/15/2021	1,108	1,161
6.000%, 09/15/2023	495	516
5.500%, 12/15/2024	465	457
5.375%, 09/15/2021	200	205
DBP Holding
7.750%, 10/15/2020 (A)	936	758
DISH DBS
7.875%, 09/01/2019	100	111
6.750%, 06/01/2021	2,795	2,914
5.875%, 07/15/2022	3,975	3,895
5.875%, 11/15/2024	3,550	3,410

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.125%, 05/01/2020	$205	$207
5.000%, 03/15/2023	1,520	1,406
DreamWorks Animation
6.875%, 08/15/2020 (A)	795	787
Empire Today
11.375%, 02/01/2017 (A)	2,000	1,580
ESH Hospitality
5.250%, 05/01/2025 ‡(A)	680	661
Expo Event Transco
9.000%, 06/15/2021 (A)	1,670	1,728
Family Tree Escrow
5.750%, 03/01/2023 (A)	1,314	1,373
5.250%, 03/01/2020 (A)	109	114
FCA US
8.250%, 06/15/2021	2,580	2,812
Fiat Chrysler Automobile
4.500%, 04/15/2020 (A)	210	209
Fiat Chrysler Automobiles
5.250%, 04/15/2023 (A)	200	196
Fontainebleau Las Vegas Holdings
10.250%, 06/15/2015 (A)(B)	3,125	16
Gannett
5.500%, 09/15/2024 (A)	115	114
4.875%, 09/15/2021 (A)	160	159
General Motors
4.875%, 10/02/2023	1,930	2,035
General Motors Financial
3.450%, 04/10/2022	295	289
Gestamp Funding Luxembourg
5.625%, 05/31/2020 (A)	2,720	2,788
Gibson Brands
8.875%, 08/01/2018 (A)	1,414	1,428
Goodyear Tire & Rubber
8.750%, 08/15/2020	155	185
6.500%, 03/01/2021	2,700	2,859
Graton Economic Development Authority
9.625%, 09/01/2019 (A)	1,900	2,049
Guitar Center
9.625%, 04/15/2020 (A)	2,930	2,432
6.500%, 04/15/2019 (A)	2,270	2,077
Gymboree
9.125%, 12/01/2018	785	298
Harrah’s Operating
11.250%, 06/01/2017 (B)	530	416
Hillman Group
6.375%, 07/15/2022 (A)	535	506
Hilton Worldwide Finance
5.625%, 10/15/2021	290	301
iHeartCommunications
14.000%, 02/01/2021	1,466	1,041
10.625%, 03/15/2023 (A)	703	666
10.000%, 01/15/2018	655	527
9.000%, 12/15/2019	764	728
9.000%, 03/01/2021	425	385
9.000%, 09/15/2022	5,705	5,149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Inn of the Mountain Gods Resort & Casino
0.000%, 11/30/2020 (A)	$3,860	$3,599
International Automotive Components Group
9.125%, 06/01/2018 (A)	1,295	1,321
International Game Technology
6.500%, 02/15/2025 (A)	455	421
6.250%, 02/15/2022 (A)	540	513
5.625%, 02/15/2020 (A)	310	303
Interval Acquisition
5.625%, 04/15/2023 (A)	575	582
Isle of Capri Casinos
5.875%, 03/15/2021	535	550
JC Penney
8.125%, 10/01/2019	850	841
6.375%, 10/15/2036	840	622
5.650%, 06/01/2020	3,655	3,299
Kosmos Energy
7.875%, 08/01/2021	1,490	1,442
L Brands
6.950%, 03/01/2033	1,146	1,220
6.625%, 04/01/2021	1,065	1,171
5.625%, 02/15/2022	1,175	1,237
5.625%, 10/15/2023	585	614
Landry’s
9.375%, 05/01/2020 (A)	2,420	2,595
Lear
5.250%, 01/15/2025	250	246
Liberty Media LLC
8.250%, 02/01/2030	5,215	5,476
LIN Television
5.875%, 11/15/2022 (A)	2,797	2,832
LTF Merger Sub
8.500%, 06/15/2023 (A)	5,349	5,162
McGraw-Hill Global Education Holdings
9.750%, 04/01/2021	450	495
MDC Partners
6.750%, 04/01/2020 (A)	3,025	3,014
MGM Resorts International
7.750%, 03/15/2022	765	841
6.750%, 10/01/2020	1,095	1,161
6.625%, 12/15/2021	2,900	3,030
6.000%, 03/15/2023	4,467	4,523
5.250%, 03/31/2020	1,460	1,471
Michaels Stores
5.875%, 12/15/2020 (A)	355	372
Midas Intermediate Holdco II
7.875%, 10/01/2022 (A)	400	399
Midcontinent Communications & Midcontinent Finance
6.250%, 08/01/2021 (A)	400	408
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)	175	—
0.000%, 12/31/2049 (B)	1,760	—
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021	6,477	6,785

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Monitronics International
9.125%, 04/01/2020	$7,870	$7,595
Murphy Oil USA
6.000%, 08/15/2023	1,350	1,401
Neiman Marcus Group
8.000%, 10/15/2021 (A)	455	479
Neiman Marcus Group PIK
8.750%, 10/15/2021 (A)	1,755	1,884
Netflix
5.875%, 02/15/2025 (A)	1,684	1,743
5.500%, 02/15/2022 (A)	2,390	2,468
5.375%, 02/01/2021	1,947	2,020
New Academy Finance PIK
8.000%, 06/15/2018 (A)	819	827
Nexstar Broadcasting
6.875%, 11/15/2020	2,900	3,074
6.125%, 02/15/2022 (A)	850	863
Nine West Holdings
8.250%, 03/15/2019 (A)	4,604	3,085
Numericable Group
6.250%, 05/15/2024 (A)	1,540	1,515
6.000%, 05/15/2022 (A)	4,455	4,391
Omega US Sub
8.750%, 07/15/2023 (A)	1,811	1,806
Outfront Media Capital
5.875%, 03/15/2025	435	450
5.625%, 02/15/2024	305	312
5.250%, 02/15/2022	390	395
Party City Holdings
8.875%, 08/01/2020	1,180	1,260
Peninsula Gaming
8.375%, 02/15/2018 (A)	2,250	2,343
Petco Animal Supplies
9.250%, 12/01/2018 (A)	895	935
PF Chang’s China Bistro
10.250%, 06/30/2020 (A)	620	641
Pinnacle Entertainment
7.750%, 04/01/2022	595	653
7.500%, 04/15/2021	3,000	3,176
6.375%, 08/01/2021	425	451
Polymer Group
7.750%, 02/01/2019	701	722
6.875%, 06/01/2019 (A)	1,949	1,793
Quebecor Media
5.750%, 01/15/2023	1,225	1,222
Quebecor Media (Escrow Security)
0.000%, 11/15/2013 (B)(D)	1,725	2
0.000%, 03/15/2016 (B)	1,915	2
Radio One
9.250%, 02/15/2020 (A)	2,946	2,681
7.375%, 04/15/2022 (A)	1,282	1,256
Radio Systems
8.375%, 11/01/2019 (A)	910	965
RCN Telecom Services
8.500%, 08/15/2020 (A)	920	964

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Regal Entertainment Group
5.750%, 03/15/2022	$480	$485
RSI Home Products
6.500%, 03/15/2023 (A)	1,805	1,814
Sally Holdings
5.750%, 06/01/2022	200	208
5.500%, 11/01/2023	195	203
Schaeffler Finance
4.750%, 05/15/2021 (A)	265	266
4.750%, 05/15/2023 (A)	500	487
Schaeffler Finance PIK
6.750%, 11/15/2022 (A)	625	674
Schaeffler Finance BV MTN
4.250%, 05/15/2021 (A)	1,000	975
Scientific Games International
10.000%, 12/01/2022	1,915	1,834
7.000%, 01/01/2022 (A)	1,050	1,084
Seminole Tribe of Florida
6.535%, 10/01/2020 (A)	440	469
Serta Simmons Holdings
8.125%, 10/01/2020 (A)	2,205	2,326
Service International
7.500%, 04/01/2027	1,295	1,489
5.375%, 05/15/2024	285	298
ServiceMaster
7.450%, 08/15/2027	1,900	1,919
7.250%, 03/01/2038	2,990	2,846
7.000%, 08/15/2020	406	429
Shingle Springs Tribal Gaming Authority
9.750%, 09/01/2021 (A)	3,310	3,674
Sinclair Television Group
6.125%, 10/01/2022	310	319
5.625%, 08/01/2024 (A)	2,693	2,632
5.375%, 04/01/2021	5,750	5,793
Sirius XM Radio
6.000%, 07/15/2024 (A)	298	301
5.875%, 10/01/2020 (A)	1,000	1,025
5.750%, 08/01/2021 (A)	1,200	1,233
5.375%, 04/15/2025 (A)	5,965	5,756
4.625%, 05/15/2023 (A)	2,242	2,105
4.250%, 05/15/2020 (A)	3,928	3,908
SITEL
11.000%, 08/01/2017 (A)	2,221	2,254
Six Flags Entertainment
5.250%, 01/15/2021 (A)	3,200	3,272
Spanish Broadcasting System
12.500%, 04/15/2017 (A)	1,603	1,665
Station Casinos
7.500%, 03/01/2021	2,043	2,186
Taylor Morrison Communities
5.625%, 03/01/2024 (A)	3,010	2,897
TEGNA
6.375%, 10/15/2023	65	68
Tempur Sealy International
6.875%, 12/15/2020	575	610

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Time
5.750%, 04/15/2022 (A)	$675	$653
Time Warner Cable
6.750%, 06/15/2039	525	561
5.500%, 09/01/2041	710	662
Townsquare Media
6.500%, 04/01/2023 (A)	3,090	3,059
Toys R Us
10.375%, 08/15/2017	5,775	4,938
Tribune Media
5.875%, 07/15/2022 (A)	2,275	2,292
UCI International
8.625%, 02/15/2019	1,110	988
Unitymedia Hessen GmbH & KG
5.500%, 01/15/2023 (A)	3,626	3,696
5.000%, 01/15/2025 (A)	1,100	1,092
Univision Communications
8.500%, 05/15/2021 (A)	975	1,026
5.125%, 05/15/2023 (A)	375	364
5.125%, 02/15/2025 (A)	1,100	1,062
Videotron
5.375%, 06/15/2024 (A)	310	310
5.000%, 07/15/2022	1,975	1,970
Viking Cruises
6.250%, 05/15/2025 (A)	4,215	4,183
VTR Finance BV
6.875%, 01/15/2024 (A)	2,640	2,698
Wave Holdco PIK
8.250%, 07/15/2019 (A)	381	388
WideOpenWest Finance
13.375%, 10/15/2019	585	636
10.250%, 07/15/2019	1,910	2,039
WMG Acquisition
6.750%, 04/15/2022 (A)	3,335	3,169
6.000%, 01/15/2021 (A)	601	613
5.625%, 04/15/2022 (A)	940	942
Wynn Las Vegas
5.500%, 03/01/2025 (A)	2,575	2,453
4.250%, 05/30/2023 (A)	479	441
ZF North America Capital
4.750%, 04/29/2025 (A)	1,055	1,021
4.500%, 04/29/2022 (A)	575	563

		353,290

Consumer Staples — 3.4%
Albea Beauty Holdings
8.375%, 11/01/2019 (A)	740	792
B&G Foods
4.625%, 06/01/2021	510	502
Bumble Bee Holdco PIK
9.625%, 03/15/2018 (A)	2,092	2,150
Bumble Bee Holdings
9.000%, 12/15/2017 (A)	1,106	1,160
Central Garden and Pet
8.250%, 03/01/2018	1,244	1,274

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chiquita Brands International
7.875%, 02/01/2021	$210	$226
Cott Beverages
6.750%, 01/01/2020 (A)	1,190	1,235
5.375%, 07/01/2022	1,525	1,479
Darling Ingredients
5.375%, 01/15/2022	1,290	1,290
Diamond Foods
7.000%, 03/15/2019 (A)	900	923
Elizabeth Arden
7.375%, 03/15/2021	2,359	1,911
Energizer Holdings
5.500%, 06/15/2025 (A)	715	706
HJ Heinz
4.875%, 02/15/2025 (A)	730	795
HRG Group
7.875%, 07/15/2019	1,734	1,829
7.875%, 07/15/2019 (A)	125	132
7.750%, 01/15/2022	1,582	1,542
7.750%, 01/15/2022 (A)	135	132
JBS Investments GmbH
7.750%, 10/28/2020 (A)	560	609
7.250%, 04/03/2024 (A)	340	350
JBS USA
5.875%, 07/15/2024 (A)	530	533
5.750%, 06/15/2025 (A)	2,105	2,081
KeHE Distributors
7.625%, 08/15/2021 (A)	1,900	1,995
New Albertsons
8.700%, 05/01/2030	360	365
8.000%, 05/01/2031	8,010	7,930
7.750%, 06/15/2026	160	156
7.450%, 08/01/2029	2,720	2,611
Pilgrim’s Pride
5.750%, 03/15/2025 (A)	194	196
Post Holdings
7.375%, 02/15/2022	1,870	1,903
6.000%, 12/15/2022 (A)	1,639	1,578
Rite Aid
7.700%, 02/15/2027	2,550	2,996
6.125%, 04/01/2023 (A)	5,182	5,337
Spectrum Brands
6.750%, 03/15/2020	1,015	1,069
6.625%, 11/15/2022	1,125	1,198
6.375%, 11/15/2020	250	264
6.125%, 12/15/2024 (A)	1,786	1,871
5.750%, 07/15/2025 (A)	996	1,011
SUPERVALU
7.750%, 11/15/2022	1,810	1,899
6.750%, 06/01/2021	3,650	3,687
Vector Group
7.750%, 02/15/2021	2,595	2,777

		60,494

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Energy — 10.1%
Alpha Natural Resources
6.250%, 06/01/2021	$600	$42
6.000%, 06/01/2019	1,825	119
American Energy-Permian Basin
8.000%, 06/15/2020 (A)	2,306	2,260
7.375%, 11/01/2021 (A)	1,060	720
7.125%, 11/01/2020 (A)	1,335	901
6.780%, 08/01/2019 (A)(E)	5,755	3,942
American Greetings
7.375%, 12/01/2021	555	583
Antero Resources
6.000%, 12/01/2020	480	482
5.125%, 12/01/2022	125	118
Arch Coal
8.000%, 01/15/2019 (A)	200	42
7.250%, 06/15/2021	880	123
7.000%, 06/15/2019	450	65
Atlas Energy Holdings Operating
9.250%, 08/15/2021	2,050	1,538
7.750%, 01/15/2021	1,250	913
Atwood Oceanics
6.500%, 02/01/2020	1,030	994
Basic Energy Services
7.750%, 02/15/2019	1,915	1,594
7.750%, 10/15/2022	730	577
Baytex Energy
5.625%, 06/01/2024 (A)	1,495	1,387
Bellatrix Exploration
8.500%, 05/15/2020 (A)	1,606	1,506
Berry Petroleum
6.750%, 11/01/2020	1,060	837
6.375%, 09/15/2022	2,488	1,941
Bill Barrett
7.625%, 10/01/2019	2,078	1,984
Blue Racer Midstream
6.125%, 11/15/2022 (A)	1,958	2,017
BreitBurn Energy Partners
8.625%, 10/15/2020	950	836
7.875%, 04/15/2022	539	447
California Resources
6.000%, 11/15/2024	1,770	1,522
5.500%, 09/15/2021	1,130	983
Calumet Specialty Products Partners
7.625%, 01/15/2022	1,715	1,749
Carrizo Oil & Gas
7.500%, 09/15/2020	375	395
6.250%, 04/15/2023	286	287
Chaparral Energy
8.250%, 09/01/2021	690	511
7.625%, 11/15/2022	785	565
CHC Helicopter
9.250%, 10/15/2020	698	507

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Chesapeake Energy
6.875%, 11/15/2020	$65	$63
6.625%, 08/15/2020	1,290	1,258
6.125%, 02/15/2021	260	244
5.750%, 03/15/2023	1,015	919
4.875%, 04/15/2022	2,140	1,856
Citgo Holding
10.750%, 02/15/2020 (A)	1,965	2,009
Comstock Resources
10.000%, 03/15/2020 (A)	2,180	1,967
Concho Resources
5.500%, 04/01/2023	125	125
Crestwood Midstream Partners
6.250%, 04/01/2023 (A)	365	380
6.000%, 12/15/2020	1,700	1,759
CSI Compressco
7.250%, 08/15/2022 (A)	1,075	1,027
Denbury Resources
5.500%, 05/01/2022	815	727
4.625%, 07/15/2023	515	433
Endeavor Energy Resources
7.000%, 08/15/2021 (A)	3,600	3,582
Energy Transfer Equity
5.875%, 01/15/2024	2,994	3,105
EP Energy
9.375%, 05/01/2020	1,685	1,801
7.750%, 09/01/2022	435	457
6.375%, 06/15/2023 (A)	620	622
EV Energy Partners
8.000%, 04/15/2019	860	800
EXCO Resources
8.500%, 04/15/2022	545	279
Exterran Partners
6.000%, 04/01/2021	475	458
Genesis Energy
6.000%, 05/15/2023	1,918	1,919
5.750%, 02/15/2021	370	365
Gibson Energy
6.750%, 07/15/2021 (A)	3,750	3,872
Halcon Resources
9.750%, 07/15/2020	1,815	1,221
9.250%, 02/15/2022	310	201
8.875%, 05/15/2021	2,867	1,885
8.625%, 02/01/2020 (A)	1,025	1,012
Hiland Partners
7.250%, 10/01/2020 (A)	2,634	2,845
5.500%, 05/15/2022 (A)	490	510
IronGate Energy Services
11.000%, 07/01/2018 (A)	400	282
Jupiter Resources
8.500%, 10/01/2022 (A)	3,545	2,969
Kinder Morgan
5.000%, 02/15/2021 (A)	891	943
Laredo Petroleum
7.375%, 05/01/2022	1,185	1,247

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.625%, 01/15/2022	$980	$970
Legacy Reserves
8.000%, 12/01/2020	2,040	1,775
6.625%, 12/01/2021	1,555	1,260
Linn Energy
8.625%, 04/15/2020	85	70
7.750%, 02/01/2021	1,695	1,318
6.250%, 11/01/2019	4,150	3,247
MarkWest Energy Partners
5.500%, 02/15/2023	280	287
4.875%, 12/01/2024	3,365	3,289
4.875%, 06/01/2025	1,090	1,065
MEG Energy
7.000%, 03/31/2024 (A)	1,035	992
6.500%, 03/15/2021 (A)	400	385
6.500%, 03/15/2021 (A)	616	593
6.375%, 01/30/2023 (A)	840	777
Memorial Production Partners
7.625%, 05/01/2021	5,203	4,956
6.875%, 08/01/2022	5,025	4,545
Midstates Petroleum
10.750%, 10/01/2020	2,157	906
9.250%, 06/01/2021	360	149
Milagro Oil & Gas
10.500%, 05/15/2016 (B)	1,700	340
Murray Energy
11.250%, 04/15/2021 (A)	3,005	2,524
Newfield Exploration
5.750%, 01/30/2022	65	67
5.375%, 01/01/2026	1,265	1,252
NGL Energy Partners
6.875%, 10/15/2021	1,600	1,664
Northern Oil & Gas
8.000%, 06/01/2020	1,215	1,106
NuStar Logistics
6.750%, 02/01/2021	1,000	1,078
Oasis Petroleum
6.875%, 03/15/2022	2,160	2,192
Ocean Rig UDW
7.250%, 04/01/2019 (A)	596	447
Pacific Drilling
5.375%, 06/01/2020 (A)	2,635	1,996
Parker Drilling
6.750%, 07/15/2022	1,060	914
0.000%, 08/01/2020 (B)	450	5
PBF Logistics
6.875%, 05/15/2023 (A)	3,555	3,573
PDC Energy
7.750%, 10/15/2022	720	752
Peabody Energy
6.500%, 09/15/2020	130	44
6.250%, 11/15/2021	1,745	593
Penn Virginia Resource Partners
8.375%, 06/01/2020	1,938	2,103
6.500%, 05/15/2021	2,100	2,221

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Petrobras Global Finance
6.750%, 01/27/2041	$1,475	$1,292
Petrobras Global Finance BV
6.850%, 06/05/2115	695	570
Pioneer Energy Services
6.125%, 03/15/2022	1,295	1,036
Range Resources
4.875%, 05/15/2025 (A)	445	432
Regency Energy Partners
5.875%, 03/01/2022	2,080	2,214
5.750%, 09/01/2020	35	38
5.500%, 04/15/2023	510	519
5.000%, 10/01/2022	325	330
RKI Exploration & Production
8.500%, 08/01/2021 (A)	475	470
Rockies Express Pipeline
5.625%, 04/15/2020 (A)	3,850	3,937
Rose Rock Midstream
5.625%, 07/15/2022	3,656	3,574
5.625%, 11/15/2023 (A)	645	624
Rosetta Resources
5.875%, 06/01/2022	1,050	1,121
RSP Permian
6.625%, 10/01/2022 (A)	130	133
Sabine Pass Liquefaction
6.250%, 03/15/2022	3,050	3,157
5.750%, 05/15/2024	2,655	2,645
5.625%, 02/01/2021	3,095	3,157
5.625%, 04/15/2023	4,950	4,933
5.625%, 03/01/2025 (A)	5,063	5,012
Sanchez Energy
7.750%, 06/15/2021	85	85
6.125%, 01/15/2023	430	385
SandRidge Energy
8.750%, 01/15/2020	212	114
8.125%, 10/15/2022	711	304
7.500%, 02/15/2023	3,515	1,486
Seventy Seven Energy
6.500%, 07/15/2022	305	195
SM Energy
6.500%, 01/01/2023	145	149
6.125%, 11/15/2022 (A)	500	514
5.625%, 06/01/2025	295	292
Summit Midstream Holdings
5.500%, 08/15/2022	999	954
Targa Resources Partners
6.625%, 10/01/2020 (A)	1,724	1,793
5.250%, 05/01/2023	40	40
4.125%, 11/15/2019 (A)	165	163
Tesoro Logistics
6.250%, 10/15/2022 (A)	255	264
6.125%, 10/15/2021	250	261
5.875%, 10/01/2020	818	840
5.500%, 10/15/2019 (A)	220	228

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Transocean
6.875%, 12/15/2021	$595	$536
4.300%, 10/15/2022	350	263
Trinidad Drilling
7.875%, 01/15/2019 (A)	750	750
Ultra Petroleum
6.125%, 10/01/2024 (A)	445	390
5.750%, 12/15/2018 (A)	1,400	1,344
Unit
6.625%, 05/15/2021	2,000	1,940
Vanguard Natural Resources
7.875%, 04/01/2020	420	401
Weatherford International
4.500%, 04/15/2022	705	662
Western Refining Logistics
7.500%, 02/15/2023 (A)	1,135	1,169
Whiting Canadian Holding ULC
8.125%, 12/01/2019	790	827
Whiting Petroleum
6.250%, 04/01/2023 (A)	1,425	1,414
5.750%, 03/15/2021	1,294	1,273
Williams Partners
6.125%, 07/15/2022	620	659
WPX Energy
5.250%, 09/15/2024	225	207
YPF
8.750%, 04/04/2024 (A)	1,335	1,338

		181,518

Financials — 7.2%
AAF Holdings PIK
12.000%, 07/01/2019 (A)	984	972
Ally Financial
8.000%, 03/15/2020	1,204	1,418
6.250%, 12/01/2017	320	342
5.125%, 09/30/2024	3,323	3,331
4.625%, 05/19/2022	355	351
4.625%, 03/30/2025	1,625	1,548
4.125%, 03/30/2020	2,005	2,001
3.500%, 01/27/2019	1,645	1,633
American Equity Investment Life Holding
6.625%, 07/15/2021	1,900	2,009
ARC Properties Operating Partnership
3.000%, 02/06/2019 ‡	2,065	1,959
Argos Merger Sub
7.125%, 03/15/2023 (A)	2,278	2,386
A-S -Issuer Subsidiary
7.875%, 12/15/2020 (A)	3,533	3,727
Bank of America
8.000%, 12/29/2049 (E)	1,640	1,730
6.500%, 12/31/2049 (E)	1,300	1,346
5.125%, 12/31/2049 (E)	1,917	1,885
Barclays Bank
7.625%, 11/21/2022	1,310	1,492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIT Group
6.625%, 04/01/2018 (A)	$250	$265
5.500%, 02/15/2019 (A)	3,225	3,362
5.250%, 03/15/2018	140	145
3.875%, 02/19/2019	1,070	1,062
Citigroup
5.950%, 12/29/2049 (E)	1,950	1,921
City National Bank
9.000%, 08/12/2019	3,384	4,106
Communications Sales & Leasing
8.250%, 10/15/2023 ‡(A)	2,882	2,832
6.000%, 04/15/2023 ‡(A)	2,114	2,077
Consolidated Energy Finance
6.750%, 10/15/2019 (A)	748	759
Corrections Corp of America
4.625%, 05/01/2023 ‡	915	897
4.125%, 04/01/2020 ‡	945	940
Credit Acceptance
7.375%, 03/15/2023	3,935	4,063
Credit Suisse Group
7.500%, 12/11/2048	2,775	2,889
CTR Partnership
5.875%, 06/01/2021 ‡	1,970	2,004
CyrusOne
6.375%, 11/15/2022	500	517
Denali Borrower
5.625%, 10/15/2020 (A)	805	846
Felcor Lodging
6.000%, 06/01/2025 (A)	108	110
Genworth Holdings
7.625%, 09/24/2021	5,355	5,636
6.500%, 06/15/2034	230	207
GEO Group
5.875%, 01/15/2022 ‡	1,050	1,092
5.875%, 10/15/2024 ‡	550	566
5.125%, 04/01/2023 ‡	740	738
GLP Capital
4.875%, 11/01/2020	643	654
Goldman Sachs Group
5.375%, 12/31/2049 (E)	460	454
Harland Clarke Holdings
9.250%, 03/01/2021 (A)	7,548	6,605
HSBC Holdings
6.375%, 12/29/2049 (E)	1,205	1,208
HUB International
7.875%, 10/01/2021 (A)	4,805	4,901
Infinity Acquisition
7.250%, 08/01/2022 (A)	1,150	1,087
ING Group
6.500%, 12/31/2049	1,055	1,012
Iron Mountain
6.000%, 08/15/2023 ‡	540	564
Jefferies Finance
6.875%, 04/15/2022 (A)	2,645	2,579

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase
7.900%, 04/29/2049 (E)	$1,967	$2,081
6.750%, 08/29/2049 (E)	1,250	1,336
Kennedy-Wilson
5.875%, 04/01/2024	1,960	1,950
LBG Capital No.1 MTN
8.000%, 06/15/2020 (E)	2,000	2,282
Lloyds Banking Group
7.500%, 12/01/2099 (E)	6,490	6,685
Mattamy Group
6.500%, 11/15/2020 (A)	1,810	1,747
MSCI
5.250%, 11/15/2024 (A)	1,310	1,326
National Life Insurance
10.500%, 09/15/2039 (A)	990	1,497
Nationstar Mortgage
6.500%, 08/01/2018	1,350	1,350
6.500%, 07/01/2021	1,525	1,420
NSG Holdings
7.750%, 12/15/2025 (A)	1,875	2,067
Opal Acquisition
8.875%, 12/15/2021 (A)	3,700	3,608
Popular
7.000%, 07/01/2019	3,062	3,062
Quicken Loans
5.750%, 05/01/2025 (A)	3,595	3,442
Realogy
7.625%, 01/15/2020 (A)	330	349
Realogy Group
5.250%, 12/01/2021 (A)	185	187
RHP Hotel Properties
5.000%, 04/15/2021 ‡	2,508	2,508
5.000%, 04/15/2023 ‡(A)	790	774
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	780	779
TransUnion PIK
9.625%, 06/15/2018	625	627
USI
7.750%, 01/15/2021 (A)	1,380	1,401
Walter Investment Management
7.875%, 12/15/2021	1,342	1,245
Wells Fargo
7.980%, 03/15/2018 (E)	950	1,030
Wilton Re Finance LLC
5.875%, 03/30/2033 (A)(E)	1,900	1,972
XLIT
6.500%, 12/31/2049 (E)	1,105	945

		129,898

Health Care — 7.9%
21st Century Oncology
11.000%, 05/01/2023 (A)	1,085	1,071
Acadia Healthcare
12.875%, 11/01/2018	1,250	1,366
5.625%, 02/15/2023 (A)	1,395	1,412

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
5.125%, 07/01/2022	$1,600	$1,588
Alere
6.500%, 06/15/2020	215	221
6.375%, 07/01/2023 (A)	120	122
Amsurg
5.625%, 11/30/2020	700	712
5.625%, 07/15/2022	500	504
Aurora Diagnostics Holdings
10.750%, 01/15/2018	4,385	3,661
CHS
8.000%, 11/15/2019	1,075	1,133
7.125%, 07/15/2020	2,650	2,808
6.875%, 02/01/2022	1,515	1,598
Concordia Healthcare
7.000%, 04/15/2023 (A)	2,000	2,000
DaVita HealthCare Partners
5.125%, 07/15/2024	3,615	3,554
5.000%, 05/01/2025	3,327	3,202
DJO Finco
8.125%, 06/15/2021 (A)	1,420	1,463
Endo
6.000%, 07/15/2023 (A)	1,397	1,428
Endo Finance
6.000%, 02/01/2025 (A)	1,825	1,855
ExamWorks Group
5.625%, 04/15/2023	1,680	1,723
Fresenius Medical Care US Finance II
5.625%, 07/31/2019 (A)	1,375	1,488
4.750%, 10/15/2024 (A)	800	792
4.125%, 10/15/2020 (A)	2,250	2,278
Gates Global
6.000%, 07/15/2022 (A)	1,235	1,118
Grifols Worldwide Operations
5.250%, 04/01/2022	4,089	4,099
HCA
7.500%, 02/15/2022	5,875	6,749
6.500%, 02/15/2020	910	1,017
5.375%, 02/01/2025	6,040	6,138
5.250%, 04/15/2025	240	250
5.000%, 03/15/2024	863	878
HealthSouth
5.750%, 11/01/2024	931	951
5.125%, 03/15/2023	463	460
Hologic
6.250%, 08/01/2020	3,070	3,176
5.250%, 07/15/2022 (A)	705	720
Horizon Pharma Financing
6.625%, 05/01/2023 (A)	419	437
IASIS Healthcare
8.375%, 05/15/2019	3,812	3,945
Immucor
11.125%, 08/15/2019	2,805	2,973
11.125%, 08/15/2019	670	710
IMS Health
6.000%, 11/01/2020 (A)	785	808

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
inVentiv Health
11.000%, 08/15/2018 (A)	$233	$224
11.000%, 08/15/2018 (A)	155	150
9.000%, 01/15/2018 (A)	980	1,022
inVentiv Health PIK
10.000%, 08/15/2018 (A)	569	591
Kindred Healthcare
8.750%, 01/15/2023 (A)	125	136
8.000%, 01/15/2020 (A)	2,557	2,736
6.375%, 04/15/2022	2,940	2,936
Kinetic Concepts
12.500%, 11/01/2019	660	713
10.500%, 11/01/2018	1,615	1,724
Lantheus Medical Imaging
9.750%, 05/15/2017	2,130	2,187
LifePoint Hospitals
5.500%, 12/01/2021	2,940	3,036
Mallinckrodt International Finance
5.500%, 04/15/2025 (A)	1,846	1,791
4.875%, 04/15/2020 (A)	409	416
4.750%, 04/15/2023	1,076	1,004
Omnicare
5.000%, 12/01/2024	1,385	1,489
4.750%, 12/01/2022	142	150
Par Pharmaceutical
7.375%, 10/15/2020	1,196	1,277
Quintiles Transnational
4.875%, 05/15/2023 (A)	1,605	1,613
Sterigenics-Nordion Holdings
6.500%, 05/15/2023 (A)	5,180	5,258
Surgical Care Affiliates
6.000%, 04/01/2023 (A)	667	667
Tenet Healthcare
8.125%, 04/01/2022	2,485	2,717
8.000%, 08/01/2020	960	1,000
6.750%, 02/01/2020	1,861	1,945
6.750%, 06/15/2023 (A)	8,486	8,656
6.000%, 10/01/2020	990	1,056
5.500%, 03/01/2019 (A)	1,323	1,335
5.000%, 03/01/2019 (A)	515	515
4.750%, 06/01/2020	760	772
4.500%, 04/01/2021	240	238
3.786%, 06/15/2020 (A)(E)	545	550
Trinseo Materials Operating SCA
6.750%, 05/01/2022 (A)	200	204
Truven Health Analytics
10.625%, 06/01/2020	1,591	1,667
United Surgical Partners International
9.000%, 04/01/2020	1,230	1,313
Valeant Pharmaceuticals International
7.250%, 07/15/2022 (A)	1,033	1,098
7.000%, 10/01/2020 (A)	2,805	2,917
6.750%, 08/15/2021 (A)	905	943
5.500%, 03/01/2023 (A)	2,943	2,972

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Valeant Pharmaceuticals International Escrow
7.500%, 07/15/2021 (A)	$3,095	$3,331
VRX Escrow
6.125%, 04/15/2025 (A)	2,501	2,573
5.875%, 05/15/2023 (A)	5,541	5,679
5.375%, 03/15/2020 (A)	351	362

		141,371

Industials — 0.1%
Air Medical Merger Sub
6.375%, 05/15/2023 (A)	2,595	2,439

Industrials — 7.7%
Abengoa
5.125%, 03/05/2017 (A)	200	192
Abengoa Finance SAU
8.875%, 11/01/2017 (A)	500	520
Abengoa Greenfield
6.500%, 10/01/2019 (A)	765	711
ACCO Brands
6.750%, 04/30/2020	1,130	1,186
Accudyne Industries Borrower
7.750%, 12/15/2020 (A)	1,025	948
Actuant
5.625%, 06/15/2022	3,000	3,053
ADT
6.250%, 10/15/2021	1,600	1,680
3.500%, 07/15/2022	895	810
AECOM
5.875%, 10/15/2024 (A)	805	816
5.750%, 10/15/2022 (A)	660	668
AerCap Ireland Capital
4.625%, 07/01/2022	275	276
4.500%, 05/15/2021 (A)	2,637	2,650
4.250%, 07/01/2020	275	275
3.750%, 05/15/2019 (A)	145	143
Aircastle
7.625%, 04/15/2020	1,360	1,538
Algeco Scotsman Global Finance
10.750%, 10/15/2019 (A)	1,020	783
8.500%, 10/15/2018 (A)	3,895	3,759
Allegiant Travel
5.500%, 07/15/2019	190	191
Allegion US Holding
5.750%, 10/01/2021	1,031	1,065
Alphabet Holding PIK
7.750%, 11/01/2017	1,960	1,960
American Builders & Contractors Supply
5.625%, 04/15/2021 (A)	700	712
American Tire Distributors
10.250%, 03/01/2022 (A)	585	624
Amsted Industries
5.000%, 03/15/2022 (A)	950	949

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
APX Group
8.750%, 12/01/2020	$6,680	$6,012
6.375%, 12/01/2019	1,342	1,302
Associated Materials
9.125%, 11/01/2017	385	320
Avis Budget Car Rental
5.500%, 04/01/2023	960	948
5.250%, 03/15/2025 (A)	1,470	1,380
5.125%, 06/01/2022 (A)	60	59
BlueLine Rental Finance
7.000%, 02/01/2019 (A)	700	719
Boart Longyear Management Properties
10.000%, 10/01/2018 (A)	2,000	1,900
7.000%, 04/01/2021 (A)	4,090	2,699
Bombardier
7.500%, 03/15/2025 (A)	1,195	1,084
6.000%, 10/15/2022 (A)	2,220	1,970
5.750%, 03/15/2022 (A)	825	734
Briggs & Stratton
6.875%, 12/15/2020	1,500	1,628
Builders FirstSource
7.625%, 06/01/2021 (A)	1,218	1,261
Building Materials Corp of America
6.750%, 05/01/2021 (A)	620	646
CDW
5.000%, 09/01/2023	1,750	1,719
CEB
5.625%, 06/15/2023 (A)	325	327
Cenveo
11.500%, 05/15/2017	2,040	2,081
6.000%, 08/01/2019 (A)	3,945	3,708
Ceridian HCM Holding
11.000%, 03/15/2021 (A)	1,300	1,375
CEVA Group PLC
7.000%, 03/01/2021 (A)	950	917
Clean Harbors
5.250%, 08/01/2020	4,095	4,156
CNH Industrial Capital
3.625%, 04/15/2018	815	815
Covanta Holding
5.875%, 03/01/2024	1,180	1,177
CPG Merger
8.000%, 10/01/2021 (A)	955	986
DAE Aviation Holdings
10.000%, 07/15/2023 (A)	465	459
DigitalGlobe
5.250%, 02/01/2021 (A)	4,375	4,282
EnPro Industries
5.875%, 09/15/2022	222	226
Esterline Technologies
7.000%, 08/01/2020	300	312
FGI Operating
7.875%, 05/01/2020	930	711
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	2,139	2,144

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gardner Denver
6.875%, 08/15/2021 (A)	$2,267	$2,062
GenCorp
7.125%, 03/15/2021	1,200	1,278
General Cable
5.750%, 10/01/2022	885	830
Global A&T Electronics
10.000%, 02/01/2019 (A)	400	360
Great Lakes Dredge & Dock
7.375%, 02/01/2019	1,087	1,109
H&E Equipment Services
7.000%, 09/01/2022	835	861
HD Supply
11.500%, 07/15/2020	685	791
7.500%, 07/15/2020	1,567	1,657
5.250%, 12/15/2021 (A)	822	833
Hertz
7.375%, 01/15/2021	365	380
6.250%, 10/15/2022	1,170	1,188
5.875%, 10/15/2020	670	678
Icahn Enterprises
5.875%, 02/01/2022	1,615	1,645
4.875%, 03/15/2019	1,632	1,644
Interline Brands PIK
10.000%, 11/15/2018	219	229
International Lease Finance
6.250%, 05/15/2019	800	865
5.875%, 04/01/2019	1,755	1,871
4.625%, 04/15/2021	35	35
Jack Cooper Holdings
10.250%, 06/01/2020 (A)	1,095	1,013
James Hardie International Finance
5.875%, 02/15/2023 (A)	1,365	1,406
JCH Parent PIK
10.500%, 03/15/2019 (A)	378	284
KLX
5.875%, 12/01/2022 (A)	1,845	1,863
Kratos Defense & Security Solutions
7.000%, 05/15/2019	865	788
Masonite International
5.625%, 03/15/2023 (A)	475	483
Meritor
6.750%, 06/15/2021	1,015	1,038
Milacron
7.750%, 02/15/2021 (A)	655	675
Navios South American Logistics
7.250%, 05/01/2022 (A)	1,405	1,345
NCI Building Systems
8.250%, 01/15/2023 (A)	615	655
Nielsen Finance
5.000%, 04/15/2022 (A)	5,223	5,119
4.500%, 10/01/2020	1,290	1,284
Nielsen Luxembourg
5.500%, 10/01/2021 (A)	475	475

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nortek
8.500%, 04/15/2021	$1,700	$1,815
Orbital ATK
5.250%, 10/01/2021 (A)	475	485
Oshkosh
5.375%, 03/01/2022	75	77
5.375%, 03/01/2025	170	170
RSC Equipment Rental
8.250%, 02/01/2021	797	852
Sensata Technologies
5.625%, 11/01/2024 (A)	395	409
5.000%, 10/01/2025 (A)	1,559	1,518
4.875%, 10/15/2023 (A)	1,600	1,580
Summit Materials
6.125%, 07/15/2023 (A)	580	580
Syncreon Group BV
8.625%, 11/01/2021 (A)	905	686
Tempel Steel
12.000%, 08/15/2016 (A)	860	815
Terex
6.500%, 04/01/2020	115	120
6.000%, 05/15/2021	3,450	3,467
TransDigm
6.500%, 07/15/2024	840	830
6.500%, 05/15/2025 (A)	1,005	995
6.000%, 07/15/2022	780	770
Triumph Group
4.875%, 04/01/2021	860	843
Unifrax I
7.500%, 02/15/2019 (A)	600	603
United Air Lines, Ser 95A1
9.020%, 04/19/2012 (B)	235	—
3.000%, 10/19/2018	369	1
United Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.375%, 08/15/2021	1,434	1,477
United Rentals North America
7.625%, 04/15/2022	325	352
7.375%, 05/15/2020	525	560
6.125%, 06/15/2023	650	664
5.750%, 11/15/2024	1,315	1,295
5.500%, 07/15/2025	1,245	1,203
USG
5.500%, 03/01/2025 (A)	2,005	1,997
Vander Intermediate Holding II PIK
9.750%, 02/01/2019 (A)	495	488
Watco
6.375%, 04/01/2023 (A)	1,570	1,590
West
5.375%, 07/15/2022 (A)	1,600	1,496
Wise Metals Group
8.750%, 12/15/2018 (A)	625	660
Wise Metals Intermediate Holdings
9.750%, 06/15/2019 (A)	420	447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
XPO Logistics
6.500%, 06/15/2022 (A)	$1,480	$1,449

		138,604

Information Technology — 6.8%
ACI Worldwide
6.375%, 08/15/2020 (A)	510	537
Activision Blizzard
5.625%, 09/15/2021 (A)	3,500	3,666
Advanced Micro Devices
7.750%, 08/01/2020	885	770
7.500%, 08/15/2022	2,115	1,866
7.000%, 07/01/2024	2,085	1,762
Aegis Merger Sub
10.250%, 02/15/2023 (A)	1,908	1,965
Alcatel-Lucent USA
8.875%, 01/01/2020 (A)	1,550	1,686
6.750%, 11/15/2020 (A)	155	164
Amkor Technology
6.625%, 06/01/2021	556	564
6.375%, 10/01/2022	2,005	2,030
Aspect Software
10.625%, 05/15/2017	785	752
Audatex North America
6.125%, 11/01/2023 (A)	3,510	3,607
6.000%, 06/15/2021 (A)	1,405	1,444
Avaya
10.500%, 03/01/2021 (A)	699	577
9.000%, 04/01/2019 (A)	2,220	2,264
7.000%, 04/01/2019 (A)	1,390	1,359
Bankrate
6.125%, 08/15/2018 (A)	2,296	2,227
Belden
5.500%, 09/01/2022 (A)	845	839
Blackboard
7.750%, 11/15/2019 (A)	780	733
Blue Coat Holdings
8.375%, 06/01/2023 (A)	1,240	1,262
BMC Software Finance
8.125%, 07/15/2021 (A)	5,445	4,410
Boxer Parent PIK
9.000%, 10/15/2019 (A)	1,790	1,271
Cimpress
7.000%, 04/01/2022 (A)	237	243
CommScope
5.500%, 06/15/2024 (A)	3,575	3,477
5.000%, 06/15/2021 (A)	310	302
CommScope PIK
6.625%, 06/01/2020 (A)	1,810	1,878
CommScope Technologies Finance
6.000%, 06/15/2025 (A)	4,967	4,948
EarthLink Holdings
7.375%, 06/01/2020	1,950	2,028
Entegris
6.000%, 04/01/2022 (A)	1,535	1,577

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Equinix
5.750%, 01/01/2025 ‡	$1,988	$1,968
5.375%, 01/01/2022 ‡	399	400
4.875%, 04/01/2020 ‡	2,175	2,197
First Data
12.625%, 01/15/2021	1,104	1,275
11.750%, 08/15/2021	1,917	2,156
11.250%, 01/15/2021	758	841
8.875%, 08/15/2020 (A)	1,470	1,545
8.250%, 01/15/2021 (A)	505	533
6.750%, 11/01/2020 (A)	1,411	1,491
First Data PIK
8.750%, 01/15/2022 (A)	6,510	6,921
Hughes Satellite Systems
7.625%, 06/15/2021	3,255	3,581
Infor Software Parent
7.125%, 05/01/2021 (A)	2,820	2,827
Infor US
6.500%, 05/15/2022 (A)	3,344	3,403
Italics Merger Sub
7.125%, 07/15/2023 (A)	2,181	2,154
Magnachip Semiconductor
6.625%, 07/15/2021	915	723
Micron Technology
5.875%, 02/15/2022	2,125	2,162
5.625%, 01/15/2026 (A)	250	231
5.500%, 02/01/2025 (A)	2,035	1,907
5.250%, 08/01/2023 (A)	125	120
5.250%, 01/15/2024 (A)	885	836
NCR
6.375%, 12/15/2023	900	954
5.875%, 12/15/2021	900	927
5.000%, 07/15/2022	1,675	1,698
NeuStar
4.500%, 01/15/2023	1,985	1,752
Nortel Networks
0.000%, 07/15/2011 (B)	1,605	1,408
NXP Funding
5.750%, 02/15/2021 (A)	3,230	3,359
5.750%, 03/15/2023 (A)	435	452
Open Text
5.625%, 01/15/2023 (A)	675	668
Plantronics
5.500%, 05/31/2023 (A)	2,480	2,511
Project Homestake Merger
8.875%, 03/01/2023 (A)	900	873
Sabre GLBL
5.375%, 04/15/2023 (A)	1,165	1,148
SPCM
6.000%, 01/15/2022 (A)	1,311	1,354
SS&C Technologies Holdings
5.875%, 07/15/2023 (A)	3,173	3,205
STATS ChipPAC
4.500%, 03/20/2018 (A)	2,206	2,214

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SunGard Data Systems
7.625%, 11/15/2020	$360	$376
6.625%, 11/01/2019	515	532
VeriSign
4.625%, 05/01/2023	1,300	1,250
WEX
4.750%, 02/01/2023 (A)	2,825	2,726
Zayo Group
6.375%, 05/15/2025 (A)	325	315
6.000%, 04/01/2023 (A)	6,252	6,175
Zebra Technologies
7.250%, 10/15/2022 (A)	1,285	1,391

		122,767

Materials — 5.6%
AK Steel
7.625%, 05/15/2020	1,065	887
7.625%, 10/01/2021	350	285
ArcelorMittal
6.250%, 03/01/2021	375	393
6.125%, 06/01/2025	325	324
5.125%, 06/01/2020	325	329
Ardagh Finance Holdings
8.625%, 06/15/2019 (A)	58	60
Ardagh Packaging Finance
9.125%, 10/15/2020 (A)	1,835	1,936
7.000%, 11/15/2020 (A)	77	78
6.750%, 01/31/2021 (A)	225	230
6.000%, 06/30/2021 (A)	1,576	1,572
3.286%, 12/15/2019 (A)(E)	695	676
Aruba Investments
8.750%, 02/15/2023 (A)	690	704
Ashland
4.750%, 08/15/2022	1,460	1,433
Axalta Coating Systems US Holdings
7.375%, 05/01/2021 (A)	365	391
Ball
5.250%, 07/01/2025	2,112	2,088
5.000%, 03/15/2022	1,150	1,153
BWAY Holding
9.125%, 08/15/2021 (A)	1,910	1,967
Cemex
7.250%, 01/15/2021 (A)	660	696
Chemours
7.000%, 05/15/2025 (A)	1,455	1,411
6.625%, 05/15/2023 (A)	1,952	1,891
Cliffs Natural Resources
5.950%, 01/15/2018	450	327
Constellium
5.750%, 05/15/2024 (A)	250	223
Cornerstone Chemical
9.375%, 03/15/2018 (A)	6,638	6,970
Evolution Escrow Issuer
7.500%, 03/15/2022 (A)	860	815

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Quantum Minerals
7.250%, 05/15/2022 (A)	$485	$464
7.000%, 02/15/2021 (A)	736	704
FMG Resources
8.250%, 11/01/2019 (A)	1,782	1,504
FMG Resources August 2006 Pty
9.750%, 03/01/2022 (A)	1,131	1,168
Graphic Packaging International
4.750%, 04/15/2021	1,154	1,166
Hecla Mining
6.875%, 05/01/2021	1,750	1,656
Hexion
10.000%, 04/15/2020	3,079	3,164
Hexion US Finance
8.875%, 02/01/2018	635	573
6.625%, 04/15/2020	7,365	6,757
Huntsman International
8.625%, 03/15/2021	53	56
4.875%, 11/15/2020	980	978
IAMGOLD
6.750%, 10/01/2020 (A)	6,220	5,209
INEOS Group Holdings
6.125%, 08/15/2018 (A)	375	383
5.875%, 02/15/2019 (A)	1,105	1,111
Kaiser Aluminum
8.250%, 06/01/2020	1,650	1,786
Kissner Milling
7.250%, 06/01/2019 (A)	590	600
LSB Industries
7.750%, 08/01/2019	1,645	1,744
Lundin Mining
7.875%, 11/01/2022 (A)	1,205	1,289
Mirabela Nickel
1.000%, 07/31/2044	31	—
New Gold
7.000%, 04/15/2020 (A)	600	621
6.250%, 11/15/2022 (A)	1,337	1,320
Nexeo Solutions
8.375%, 03/01/2018	750	694
Noranda Aluminum Acquisition
11.000%, 06/01/2019	355	252
Norbord
6.250%, 04/15/2023	495	502
NOVA Chemicals
5.000%, 05/01/2025 (A)	1,800	1,807
Plastipak Holdings
6.500%, 10/01/2021 (A)	1,335	1,358
Rain CII Carbon
8.250%, 01/15/2021 (A)	5,295	5,149
8.000%, 12/01/2018 (A)	280	273
Rayonier AM Products
5.500%, 06/01/2024 (A)	1,205	1,075
Reichhold Industries
15.000%, 03/13/2017 (I)	427	427
12.000%, 03/31/2017 (I)	290	290

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reichhold Industries PIK
9.000%, 05/08/2017 (A)(B)	$859	$—
Reichold Holdings
12.000%, 03/31/2017 (I)	762	762
Rentech Nitrogen Partners
6.500%, 04/15/2021 (A)	340	340
Reynolds Group
9.875%, 08/15/2019	1,160	1,218
9.000%, 04/15/2019	1,086	1,123
8.250%, 02/15/2021	3,389	3,516
6.875%, 02/15/2021	2,280	2,377
5.750%, 10/15/2020	4,045	4,146
Ryerson
11.250%, 10/15/2018	330	333
9.000%, 10/15/2017	935	942
Sappi Papier Holdings
7.750%, 07/15/2017 (A)	300	321
Scotts Miracle-Gro
6.625%, 12/15/2020	290	303
Sealed Air
4.875%, 12/01/2022 (A)	332	327
Signode Industrial Group
6.375%, 05/01/2022 (A)	5,275	5,117
Smurfit Kappa Acquisitions
4.875%, 09/15/2018 (A)	1,400	1,467
Steel Dynamics
5.500%, 10/01/2024	755	755
TPC Group
8.750%, 12/15/2020 (A)	3,405	3,150
Tupy Overseas
6.625%, 07/17/2024 (A)	365	357
Univar
6.750%, 07/15/2023 (A)	891	900
Walter Energy
9.875%, 12/15/2020 (B)	3,745	112
8.500%, 04/15/2021 (B)	1,455	44
WR Grace & Conn
5.625%, 10/01/2024 (A)	80	81
5.125%, 10/01/2021 (A)	1,712	1,725

		100,335

Telecommunication Services — 7.7%
Altice
7.750%, 05/15/2022 (A)	7,005	6,777
7.625%, 02/15/2025 (A)	915	858
Altice Financing
6.625%, 02/15/2023 (A)	3,275	3,251
6.500%, 01/15/2022 (A)	2,970	2,970
Altice US Finance I
5.375%, 07/15/2023 (A)	7,144	6,965
CenturyLink
6.750%, 12/01/2023	3,195	3,205
5.800%, 03/15/2022	1,360	1,299
5.625%, 04/01/2020	1,460	1,462
5.625%, 04/01/2025 (A)	869	784

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cogent Communications Finance
5.625%, 04/15/2021 (A)	$2,155	$2,047
Cogent Communications Group
5.375%, 03/01/2022 (A)	1,927	1,901
Digicel Group
8.250%, 09/30/2020 (A)	5,055	5,068
7.125%, 04/01/2022 (A)	725	689
6.750%, 03/01/2023 (A)	1,440	1,412
Frontier Communications
7.625%, 04/15/2024	1,005	887
7.125%, 01/15/2023	950	843
6.875%, 01/15/2025	315	263
6.250%, 09/15/2021	160	146
GCI
6.750%, 06/01/2021	650	658
Gray Television
7.500%, 10/01/2020	1,865	1,977
Intelsat Jackson Holdings
7.500%, 04/01/2021	1,480	1,463
7.250%, 10/15/2020	2,810	2,778
6.625%, 12/15/2022	1,147	1,047
5.500%, 08/01/2023	2,750	2,435
Intelsat Luxembourg
8.125%, 06/01/2023	3,580	2,971
7.750%, 06/01/2021	5,650	4,718
Level 3 Communications
5.750%, 12/01/2022	1,385	1,375
Level 3 Financing
8.625%, 07/15/2020	710	759
6.125%, 01/15/2021	500	524
5.625%, 02/01/2023 (A)	345	348
5.375%, 05/01/2025 (A)	4,802	4,634
5.125%, 05/01/2023 (A)	2,477	2,423
Lynx I
5.375%, 04/15/2021 (A)	1,922	1,979
Lynx II
6.375%, 04/15/2023 (A)	735	760
Millicom International Cellular
6.625%, 10/15/2021 (A)	345	354
Qwest Capital Funding
7.750%, 02/15/2031	550	566
Sable International Finance
8.750%, 02/01/2020 (A)	68	73
SBA Communications
4.875%, 07/15/2022	1,600	1,558
SBA Telecommunications
5.750%, 07/15/2020	675	700
SoftBank
4.500%, 04/15/2020 (A)	1,351	1,356
Sprint
7.875%, 09/15/2023	10,320	10,065
7.625%, 02/15/2025	2,622	2,471
7.250%, 09/15/2021	695	678

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
7.125%, 06/15/2024	$4,380	$4,063
Sprint Capital
8.750%, 03/15/2032	3,745	3,642
6.900%, 05/01/2019	3,250	3,315
6.875%, 11/15/2028	5,544	4,768
Telecom Italia
5.303%, 05/30/2024 (A)	860	857
T-Mobile USA
6.731%, 04/28/2022	2,020	2,106
6.633%, 04/28/2021	330	342
6.625%, 04/01/2023	2,000	2,077
6.542%, 04/28/2020	875	916
6.375%, 03/01/2025	5,890	6,023
6.000%, 03/01/2023	885	906
United States Cellular
6.700%, 12/15/2033	450	417
UPCB Finance IV
5.375%, 01/15/2025 (A)	1,420	1,359
UPCB Finance V
7.250%, 11/15/2021 (A)	1,731	1,869
UPCB Finance VI
6.875%, 01/15/2022 (A)	579	616
Virgin Media Finance
5.750%, 01/15/2025 (A)	397	397
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (A)	1,080	1,044
Wind Acquisition Finance
7.375%, 04/23/2021 (A)	5,240	5,299
6.500%, 04/30/2020 (A)	1,189	1,243
4.750%, 07/15/2020 (A)	2,155	2,123
Windstream
7.750%, 10/01/2021	3,600	3,294
7.500%, 06/01/2022	490	431

		136,604

Utilities — 1.9%
Abengoa Yield
7.000%, 11/15/2019 (A)	945	973
AES
7.375%, 07/01/2021	2,690	2,952
5.500%, 04/15/2025	1,165	1,107
4.875%, 05/15/2023	215	202
AES Gener
8.375%, 12/18/2073 (A)(E)	465	506
Altice US Finance
7.750%, 07/15/2025 (A)	990	950
AmeriGas Finance
7.000%, 05/20/2022	3,122	3,309
Calpine
5.500%, 02/01/2024	600	580
5.375%, 01/15/2023	1,270	1,248
DPL
6.750%, 10/01/2019 (A)	525	558

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Dynegy
7.625%, 11/01/2024 (A)	$2,470	$2,614
7.375%, 11/01/2022 (A)	2,130	2,247
5.875%, 06/01/2023	2,770	2,708
Enel
8.750%, 09/24/2073 (A)(E)	1,438	1,656
Ferrellgas
6.500%, 05/01/2021	2,825	2,818
GenOn Americas Generation
9.125%, 05/01/2031	285	265
GenOn Energy
9.875%, 10/15/2020	960	977
LBC Tank Terminals Holding Netherlands
6.875%, 05/15/2023 (A)	2,800	2,891
Mirant Americas Generation LLC
8.500%, 10/01/2021	3,850	3,658
NRG Energy
7.875%, 05/15/2021	215	229
6.250%, 07/15/2022	615	624
6.250%, 05/01/2024	683	678
Talen Energy Supply
6.500%, 06/01/2025 (A)	161	161

		33,911

Total Corporate Obligations (Cost $1,446,487) ($ Thousands)		1,401,231

COLLATERALIZED DEBT OBLIGATIONS — 9.9%

Financials — 0.8%
Battalion CLO V, Ser 2014-5A, Cl SUB
0.000%, 04/17/2026 (A)	3,274	2,423
Battalion CLO VII, Ser 2014-7A, Cl D
5.574%, 10/17/2026 (A)(E)	2,260	2,072
Battalion CLO VII, Ser 2014-7A
0.000%, 10/17/2026 (A)	4,007	3,366
Battalion CLO, Ser 2012-3A, Cl SUB
0.000%, 01/18/2025 (A)	2,303	1,991
Battalion CLO, Ser 2013-4A
0.000%, 10/22/2025	5,640	3,948

		13,800

Other Asset-Backed Securities — 9.1%
B&M CLO, Ser 2014-1A, Cl C
4.026%, 04/16/2026 (A)(E)	2,108	2,044
B&M CLO, Ser 2014-1A, Cl E
6.026%, 04/16/2026 (A)(E)	2,480	2,081
B&M CLO, Ser 2014-1A, Cl D
5.026%, 04/16/2026 (A)(E)	3,471	3,086
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 04/18/2027 (A)(I)	3,655	3,655
Battalion CLO VIII, Ser 2015-8A, Cl D
5.736%, 04/18/2027 (A)(E)(I)	982	920
Benefit Street Partners CLO, Ser 2015-VIIA
0.000%, 07/18/27	6,715	6,086

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 01/20/2026 (A)(I)	$2,528	$2,022
Benefit Street Partners CLO IV
0.000%, 07/20/2026	3	2,943
Benefit Street Partners CLO V
0.000%, 10/20/2026	6,387	5,413
Benefit Street Partners CLO VII Waterhouse Note
0.000% ‡‡	76,740	7,835
Benefit Street Partners CLO, Ser 2015-VIA
0.000%, 04/18/2027	7,502	6,752
CVP Cascade CLO, Ser 2014-2A, Cl D
5.075%, 07/18/2026 (A)(E)	1,709	1,526
CVP Cascade CLO, Ser 2014-2A, Cl E
6.075%, 07/18/2026 (A)(E)	2,469	2,096
Fifth Street Senior Loan Fund II Warehouse Note
0.000% ‡‡	5,585	5,585
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
7.456%, 01/20/2027 (A)(E)	3,890	3,773
Figueroa CLO, Ser 2013-1I, Cl SUB
0.000%, 03/21/2024	18,856	13,143
Figueroa CLO, Ser 2013-2A
0.000%, 12/15/2025	2,930	2,464
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl E
6.424%, 04/28/2026 (A)(E)	3,482	3,329
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl F
7.019%, 10/10/2026 (A)(E)	1,730	1,693
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (A)	2,457	1,818
Great Lakes CLO, Ser 2012-1A, Cl E
5.775%, 01/15/2023 (A)(E)	2,811	2,649
Great Lakes CLO, Ser 2014-1A
0.000%, 04/15/2025	6,943	5,554
Great Lakes CLO, Ser 2014-1A, Cl F
6.275%, 04/15/2025 (A)(E)	2,480	2,158
Hildene CLO II, Ser 2014-2A, Cl D
3.975%, 07/19/2026 (A)(E)	1,987	1,891
Hildene CLO II, Ser 2014-2A, Cl E
5.375%, 07/19/2026 (A)(E)	1,987	1,787
Ivy Hill Middle Market Credit Fund, Ser 7A
0.000%, 10/20/2025 (A)	3,198	2,782
Jamestown CLO VII, Ser 2015-7A, Cl D
0.000%, 07/25/2027 (A)(E)	1,709	1,561
Jamestown CLO VII, Ser 2015-7A, Cl E
0.000%, 07/25/2027 (A)(E)	1,709	1,487
JFIN Revolver CLO, Ser 2013-1A, Cl B
2.275%, 01/20/2021 (A)(E)	1,990	1,980
JFIN Revolver CLO, Ser 2014-2A, Cl C
3.026%, 02/20/2022 (A)(E)	1,951	1,922
KVK CLO, Ser 2012-2A, Cl SUB
0.000%, 02/10/2025 (A)	2,471	1,581
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2024 (A)	2,701	2,782

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lockwood Grove CLO, Ser 2014-1A, Cl E
6.812%, 01/25/2024 (A)(E)	$2,191	$2,191
MidOcean Credit CLO III, Ser 2014-3A, Cl F
6.276%, 07/21/2026 (A)(E)	1,968	1,702
Nelder Grove CLO, Ser 2014-1A, Cl D1
4.806%, 08/28/2026 (A)(E)	1,951	1,961
Nelder Grove CLO, Ser 2014-1A, Cl E
7.036%, 08/28/2026 (A)(E)	2,926	2,926
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
0.000%, 01/23/2024 (A)	447	224
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
0.000%, 04/15/2026 (A)	2,450	1,568
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
0.000%, 04/15/2026 (A)	163	123
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
6.377%, 07/25/2025 (A)(E)	1,974	1,806
NewStar Clarendon Fund CLO, Ser 2015-1A, Cl E
6.315%, 01/25/2027 (A)(E)(I)	3,439	3,214
NXT Capital CLO, Ser 2012-1A, Cl E
7.775%, 07/20/2022 (A)(E)	2,417	2,417
OCP CLO, Ser 2012-2A, Cl SUB
0.000%, 11/22/2023 (A)	2,615	1,765
Peaks CLO, Ser 2014-1A, Cl D
4.775%, 06/15/2026 (A)(E)	985	916
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.528%, 08/01/2024 (A)(E)	16,101	15,674
Shackleton CLO, Ser 2014-6A, Cl SUB
0.000%, 07/17/2026 (A)	7,935	5,316
Trinitas CLO I, Ser 2014-1A, Cl SUB
0.000%, 04/15/2026 (A)	3,507	2,999
Trinitas CLO II, Ser 2014-2A, Cl D
4.075%, 07/15/2026 (A)(E)	1,184	1,119
Venture CDO, Ser 2012-10A, Cl SUB
0.000%, 07/20/2022 (A)	5,284	4,207
Venture X CLO, Ser 2013-12A, Cl SUB
0.000%, 02/28/2024 (A)	2,693	1,912
Venture XI CLO, Ser 2012-11A, Cl SUB
0.000%, 11/14/2022 (A)	5,403	3,971
Venture XIV CLO, Ser 2013-14A, Cl SUB
0.000%, 08/25/2025 (A)	1,728	1,331
Venture XIV CLO, Ser 2013-14A
0.000%, 08/25/2025 (A)	105	76

		163,816

Total Collateralized Debt Obligations (Cost $164,711) ($ Thousands)		177,616

LOAN PARTICIPATIONS — 8.0%
21st Century Oncology
6.500%, 04/28/2022	1,490	1,468
Academy Sports Limited, Term Loan
4.500%, 08/03/2018	545	544

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Acadia Healthcare Company, 1st Lien
4.250%, 02/11/2022	$798	$803
Accellent, 1st Lien Term Loan
4.500%, 03/12/2021	1,376	1,366
Accellent, Cov-Lite, 2nd Lien
7.500%, 03/11/2022	600	572
Affinion Group Holdings
6.750%, 10/08/2016	1,773	1,695
Albertson’s
4.750%, 06/27/2021	776	777
Alinta Energy Finance, Draw Term Loan
6.375%, 08/13/2018	43	43
Alinta, Cov-Lite, 1st Lien Term Loan
6.375%, 08/13/2019	2,515	2,524
Alinta, Delayed Term Loan Unfunded
1.000%, 08/13/2018 (F)	124	—
Alliance Laundry System, Term Loan B
4.250%, 12/07/2018	910	910
Alliance Laundry Systems, Term Loan B
4.250%, 12/10/2018	10	10
American Energy
5.250%, 08/04/2020	665	513
American Renal Holdings
4.500%, 08/14/2019	1,995	1,992
American Renal Holdings, Term Loan
8.500%, 02/20/2020	1,750	1,743
American Tire Distributors, Cov-Lite, 1st Lien
5.250%, 09/24/2021	1,000	1,008
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	1,876	1,867
Applied Systems, 2nd Lien Term Loan
7.500%, 01/24/2022	1,160	1,161
Arctic Glacier, Cov-Lite, 1st Lien
6.000%, 05/10/2019	1,030	1,023
Arizona Chemical, Cov-Lite, 2nd Lien Term Loan
7.500%, 06/10/2022	384	382
Aspect Software
7.250%, 05/07/2016	1,062	1,049
Asurion, 2nd Lien Term Loan
8.500%, 03/03/2021	3,000	3,044
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	705	659
Avaya, Term Loan B3
4.685%, 10/26/2017	514	509
Azure Midstream, 1st Lien Term Loan B
7.500%, 11/15/2018	—	—
BJ’s Wholesale Club, 2nd Lien
8.500%, 03/26/2020	1,305	1,315
BWAY Intermediate Company, 1st Lien Term Loan
5.500%, 08/14/2020	541	541
Carestream Health, Cov-Lite, 1st Lien Term Loan
5.000%, 06/07/2019	22	22

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Carestream Health, Cov-Lite, 2nd Lien Term Loan
9.500%, 12/07/2019	$2,348	$2,327
CCO HOLDINGS
0.000%, 05/26/2016 (E)(F)	1,325	—
CD&R Millennium
8.750%, 07/31/2022	1,800	1,784
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	2,439	2,439
Ceridian HCM Holding, 1st Lien
4.500%, 09/15/2020	964	954
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	496	463
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	212	198
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	37	34
CHARTER COMMUNICATIONS O
0.000%, 05/26/2016 (E)(F)	2,930	—
CKX, Term Loan B
9.000%, 06/21/2017	421	147
Clear Channel Communications, 1st Lien Term Loan D
6.935%, 01/22/2019	6,397	5,899
Crestwood Holdings, 1st Lien Term Loan B
7.000%, 05/24/2019	1,381	1,364
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	1,190	1,157
DAE Aviation Holdings, 1st Lien Term Loan
7.750%, 08/05/2019	1,000	1,004
Dell, 1st Lien Term Loan
4.500%, 04/29/2020	—	—
Dex Media West
8.000%, 12/30/2016	949	637
8.000%, 12/30/2016	455	306
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	879	877
Dollar Tree, 1st Lien
4.250%, 03/09/2022	248	247
Dollar Tree, Cov-Lite, 1st Lien
3.500%, 02/06/2022	1,253	1,252
Drillships Ocean Ventures, Term Loan
5.500%, 07/25/2021	2,280	1,935
Empire Generating
5.250%, 03/12/2021	1,761	1,682
Energy & Exploration Partners, 1st Lien Term Loan B
7.750%, 01/22/2019	1,388	1,167
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	1,270	1,232
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	262	262

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (I)	$600	$596
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	490	487
Flint Group 5/14 (USD) 2nd Lien Term Loan B2
8.250%, 09/05/2022	1,220	1,210
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	381	338
Foxwoods, 1st Lien
5.000%, 07/01/2018	205	159
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	560	557
Global Aviation Holdings
10.000%, 07/13/2017 (B)(I)	1,869	—
3.000%, 02/13/2018 (B)(I)	611	—
Green Energy Partners/Stonewall, Term B-1 Conversion Advances
6.500%, 11/12/2021	720	727
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	900	882
Gymboree, Cov-Lite, 1st Lien Term Loan
5.000%, 02/23/2018	340	242
Harrah’s Entertainment, Extended Term Loan B6
9.500%, 03/01/2017	2,170	1,941
Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/2021	—	—
Hillman, 1st Lien Term Loan B
4.500%, 06/30/2021	303	303
Hostess Brands, Term Loan B
6.750%, 04/09/2020	95	96
6.750%, 04/09/2020	721	730
Indivior Finance (USD), 1st Lien
7.000%, 12/19/2019	1,921	1,870
Infor US, 1st Lien Term Loan B
3.750%, 06/03/2020	—	—
Informatica Term Loan
0.000%, 06/03/2022 (G)	185	184
Integra Telecom, 1st Lien
5.250%, 08/14/2020	1,326	1,316
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	1,027	1,030
Interline Brands, 1st Lien Term Loan
4.000%, 03/17/2021	632	625
ION Trading Technologies, 2nd Lien Term Loan
7.250%, 06/10/2022	2,150	2,145
J Crew Group, 1st Lien
4.000%, 03/05/2021	768	661
J Crew Group, Term Loan B
4.000%, 03/05/2021	361	311

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
KCA Deutag Drilling, 1st Lien Term Loan B
6.250%, 05/15/2020	$1,027	$881
LightSquared
0.000%, 06/15/2020 (G)	1,905	1,860
Lions Gate, 2nd Lien
5.000%, 03/17/2022	2,340	2,337
Marine District Finance, 1st Lien
6.500%, 08/15/2018	847	854
Mashantucket Pequot Tribe, 1st Lien Term Loan
9.375%, 06/30/2020	3,906	3,178
Mauser-Werke GMBH, Cov-Lite, Term Loan
4.500%, 07/31/2021	637	635
Medical Card, Term Loan
12.000%, 09/17/2015	1,171	1,113
0.068%, 09/17/2015	50	48
Metroflag, 2nd Lien
14.000%, 01/06/2009 (B)	300	—
Millennium Labortories, 1st Lien Term Loan B
5.250%, 04/16/2021	2,137	868
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	1,179	1,179
MISYS, 2nd Lien
12.000%, 06/12/2019	1,250	1,358
Moxie Liberty LLC, 1st Lien Term Loan B1
7.500%, 08/21/2020	2,755	2,741
Moxie Patriot LLC, 1st Lien Term Loan B1
6.750%, 12/19/2020	780	776
Murray Energy 3/15 Cov-Lite TLB2
7.500%, 04/09/2020	731	676
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	377	367
Navistar International
5.750%, 08/17/2017	556	556
Nelson Education Limited, Term Loan B1
6.750%, 07/05/2014 (B)	913	659
New MMI, Term Loan
9.000%, 01/31/2020	3,076	2,815
Nine West Holdings, Term Loan
6.250%, 01/08/2020	1,290	904
Obsidian Natural Gas Trust
7.000%, 11/02/2015	214	214
Ocean, Cov-Lite, 1st Lien Term Loan B1
6.000%, 03/31/2021	2,913	2,369
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	—	—
Ortho-Clinical Diagnostics, 1st Lien Term Loan
4.750%, 06/30/2021	787	771
Oxbow Carbon & Minerals, 2nd Lien
8.000%, 01/19/2020	1,250	1,178
Oxea, Cov-Lite, 2nd Lien
8.250%, 07/15/2020	750	703
Panda Sherman Power, Term Loan
9.000%, 09/14/2018	1,642	1,613

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Panolam Industries International
7.750%, 08/23/2017	$677	$670
Peak, Cov-Lite, 2nd Lien Term Loan
8.250%, 06/17/2022	2,300	2,185
Penton Media, Cov-Lite, 2nd Lien
9.000%, 10/02/2020	1,567	1,567
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.750%, 11/07/2019	199	199
6.250%, 11/14/2019	391	392
Polymer Group, 1st Lien Term Loan B
5.250%, 12/19/2019	783	786
Polymer Group, Cov-Lite, First Lien
5.250%, 12/19/2019	96	96
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	1,670	1,278
Rite Aid, 2nd Lien Term Loan
5.750%, 07/07/2020	727	734
Riverbed Technology, Cov-Lite, 1st Lien
6.000%, 04/24/2022	695	702
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	300	282
Royal Adhesive & Sealants, Cov-Lite, 2nd Lien
8.500%, 06/12/2023	—	—
Rue 21 10/13 TLB
0.000%, 10/09/2020 (G)	1,521	1,389
Skillsoft, Cov-Lite, 2nd Lien
9.250%, 04/28/2022	915	854
Solenis, Cov-Lite, 2nd Lien Term Loan
7.750%, 07/31/2022	410	396
SS&C Technologies, Bridge Loan
0.000%, 02/02/2016 (G)	1,215	1,215
Steinway Musical Instruments, 1st Lien Term Loan
4.750%, 09/19/2019	945	941
Sterigenics Bridge Loan
0.000%, 04/16/2023 (F)	714	—
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	2,232	1,878
TASC, 2nd Lien Term Loan
12.000%, 05/23/2021	554	575
Templar Energy, Cov-Lite, 2nd Lien Term Loan
8.500%, 11/25/2020	1,540	1,130
Texas Competitive Electric Holdings, Extending Term Loan
4.668%, 10/10/2017 (B)	17	10
4.668%, 10/10/2017 (B)	1,660	952
Texas Competitive Electric Holdings, Term Loan
4.668%, 04/25/2015 (B)	86	48
4.668%, 04/25/2015 (B)	9,712	5,484

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	$1,463	$1,453
Toys ‘R’ US-Delaware, Term B-4 Loan
9.750%, 04/09/2020	1,905	1,782
TransUnion, 2nd Lien
3.750%, 04/09/2021	1,496	1,482
Travelport
5.750%, 09/02/2021	2,308	2,311
Trinseo 4/15 Cov-Lite TLB
4.250%, 11/05/2021	375	374
True Religion Apparel, 1st Lien Term Loan
5.875%, 07/30/2019	368	229
True Religion Apparel, Term Loan
5.875%, 07/30/2019	391	245
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (I)	925	918
Valeant 3/15 Delayed Draw F1 TLB
4.000%, 04/01/2022	513	512
Valeant, Delayed Draw F1, 1st Lien
4.000%, 04/01/2022	393	392
Varsity Brands, Cov-Lite, 1st Lien
5.000%, 12/10/2021	908	913
Vertafore
9.750%, 10/27/2017	560	564
Walter Investment Management, 1st Lien Term Loan
4.750%, 12/18/2020	995	940
Weather Channel, Term Loan
5.750%, 02/11/2020	1,651	1,627
Weight Watchers International
4.000%, 04/02/2020	647	310
Weight Watchers International, 1st Lien Term Loan B2
4.000%, 04/02/2020	2	1
Wilton Brands, 1st Lien Term Loan
7.500%, 08/30/2018	3,053	2,957
WTG Holdings III
4.750%, 01/15/2021	1,481	1,474

Total Loan Participations (Cost $156,998) ($ Thousands)		144,217

PREFERRED STOCK — 0.4%
Ally Financial, 7.000% (A)(E)	10,188	2,088
Aspen Insurance Holdings, 5.950% (E)	86,000	2,167
Ceva Holdings, 0.000% *	1,214	880
RBS Capital Funding Trust, 5.900%	22,579	547
Royal Bank of Scotland Group PLC, 6.400%	70	2
SLM, 1.930% (E)	15,457	935

Total Preferred Stock (Cost $6,646) ($ Thousands)		6,619

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.5%
Commonwealth of Puerto Rico, Ser A, GO Callable 07/01/20 @ 100
8.000%, 07/01/2035	$2,873	$1,946
5.000%, 07/01/2041	455	272
Mohegan Tribal, Finance Authority, RB Callable 02/01/23 @ 100
7.000%, 02/01/2045	3,525	3,348
Texas State, Public Finance Authority, RB Callable 07/01/19 @ 100
8.250%, 07/01/2024	3,970	3,989

Total Municipal Bonds (Cost $10,482) ($ Thousands)		9,555

COMMON STOCK — 0.3%
Cengage Learning Holdings II *	2,408	66
Ceva Holdings *	561	407
CUI Acquisition *(I)	3	225
Dana Holding	112,964	2,325
Global Aviation Holdings, Cl A *	97,655	—
HMH Holdings Delaware *(I)	32,371	815
Mirabela Nickel *	5,273,034	466
Mmodal *	42,431	605
NII Holdings	51,236	832
Quad	654	12
Reichhold Industries *(I)	1,427	602
VSS AHC, Cl A *(C)(I)	27,106	25

Total Common Stock (Cost $6,914) ($ Thousands)		6,380

CONVERTIBLE BONDS — 0.3%
Liberty Media CV to 16.7764
3.750%, 02/15/2030	4,090	2,515
Liberty Media CV to 22.94686
4.000%, 11/15/2029	1,668	1,030
Mirabela Nickel
9.500%, 06/24/2019 (A)(I)	1,404	1,405
Mirant CV to 14.7167
0.000%, 06/15/2021 (B)	2,200	—

Total Convertible Bonds (Cost $4,952) ($ Thousands)		4,950

ASSET-BACKED SECURITIES — 0.0%

Other Asset-Backed Securities — 0.0%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.736%, 03/15/2019 (A)(E)	1,093	440
Cloud Peak Energy Resources
8.500%, 12/15/2019	572	485

Total Asset-Backed Securities (Cost $1,350) ($ Thousands)		925

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

Description	Number Of Warrants/Shares	Market Value ($ Thousands)
WARRANTS — 0.0%
Alion Science & Technology *	1,790	$—
Medical Card Systems *	14,662	—
Mmodal *(I)	15,150	8
Mmodal *(I)	19,978	5

Total Warrants (Cost $15) ($ Thousands)		13

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010% ** †	39,401,678	39,402

Total Cash Equivalent (Cost $39,402) ($ Thousands)		39,402

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.050% ** †(H)	6,082	6

Total Affiliated Partnership (Cost $6) ($ Thousands)		6

Total Investments — 99.6% (Cost $1,837,963) ($ Thousands) ††		$1,790,914

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

A list of the outstanding centrally cleared swap agreements held by the Fund at June 30, 2015, is as follows:

		Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
JPMorgan Chase Bank	CDX.NA.HY SERIES 23	SELL	5.00	12/20/19	$(3,470)	$(22)
JPMorgan Chase Bank	CDX.NA.HY.24	BUY	5.00	06/20/20	15,246	49

						$27

For the period ended June 30, 2015, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,798,417 ($ Thousands)

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

‡‡	Maturity date is unavailable.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security is in default on interest payments.

(C)	Securities considered illiquid and restricted. The total market value of such securities as of June 30, 2015 was $26 ($ Thousands) and represented 0.0% of Net Assets.

(D)	This security or a partial position of this security is on loan at June 30, 2015. The total market value of securities on loan at June 30, 2015 was $1 ($ Thousands).

(E)	Variable Rate Security—The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(F)	Unfunded bank loan.

(G)	Unsettled bank loan. Interest rate not available.

(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of June 30, 2015 was $6 ($ Thousands).

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $15,890 ($ Thousands) and represented 0.9% of Net Assets.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

ULC — Unlimited Liability Corporation

USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0

††	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,837,963 ($ Thousands), and the unrealized appreciation and depreciation were $38,442 ($ Thousands) and $(85,491) ($ Thousands), respectively.

A list of restricted securities held by the Fund as of June 30, 2015, is as follows:

	Face Amount ($ Thousands)/ Shares	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets
Aventine (Escrow Security)	$2,750	04/21/10	04/21/10	$—	$1	0.00%
VSS AHC	27,106			—	25	0.00

				$—	26	0.00%

21	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,395,633	$5,598	$1,401,231
Collateralized Debt Obligations	—	6,086	171,530	177,616
Loan Participations	—	137,119	7,098	144,217
Preferred Stock	4,257	2,362	—	6,619
Municipal Bonds	—	9,555	—	9,555
Common Stock	2,325	2,305	1,750	6,380
Convertible Bonds	—	3,545	1,405	4,950
Asset-Backed Securities	—	925	—	925
Warrants	—	—	13	13
Cash Equivalent	39,402	—	—	39,402
Affiliated Partnership	—	6	—	6

Total Investments in Securities	$45,984	$1,557,536	$187,394	$1,790,914

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swaps*
Unrealized Appreciation	$—	$49	$—	$49
Unrealized Depreciation	—	(22)	—	(22)

Total Other Financial Instruments	$—	$27	$—	$27

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

(1)	Of the $187,394 ($ Thousands) in Level 3 securities as of June 30, 2015, $15,890 or 0.9% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Collateralized Debt Obligations	Loan Participations	Common Stock	Convertible Bonds	Warrants
Beginning balance as of October 1, 2014	$4,261	$156,908	$8,643	$1,368	$1,280	$—
Accrued discounts/premiums	(139)	(925)	(1)	—	(1)	—
Realized gain/(loss)	(8,443)	3,248	46	146	—	—
Change in unrealized appreciation/(depreciation)	4,420	2,317	(147)	106	1	—
Purchases	(129)	56,268	—	832	125	—
Sales	42	(46,286)	(3,125)	(631)	—	—
Transfer into Level 3	5,586	—	1,682	602	—	13
Transfer out of Level 3	—	—	—	(673)	—	—

Ending balance as of June 30, 2015	$5,598	$171,530	$7,098	$1,750	$1,405	$13

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$713	$4,904	$(164)	$142	$8	$(2)

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there have been transfers into and out of Level 3 assets and liabilities due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

As of June 30, 2015, the High Yield Bond Fund is the seller (“providing protection”) on a total notional amount of $3.5 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

SIMT HIGH YIELD BOND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$—	$—	$—	$256,781	$256,781
Maximum potential amount of future payments	—	—	—	3,470,000	3,470,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

22	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

June 30, 2015

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$—	$—	$—	$—
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	3,470,000	—	—	3,470,000
Greater than 400	—	—	—	—	—	—

Total	$—	$—	$3,470,000	$—	$—	$3,470,000

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.
[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

23	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

June 30, 2015

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/17	$13,427	$14,408
2.500%, 07/15/16	18,102	18,774
2.375%, 01/15/17	15,681	16,447
2.125%, 01/15/19	13,136	14,303
1.875%, 07/15/19	15,057	16,408
1.625%, 01/15/18	14,184	14,987
1.375%, 07/15/18	13,988	14,835
1.375%, 01/15/20	18,055	19,302
0.125%, 04/15/17	42,009	42,580
0.125%, 04/15/18	46,722	47,456
0.125%, 04/15/19	46,279	46,879
0.125%, 04/15/20	16,687	16,821

Total U.S. Treasury Obligations (Cost $284,596) ($ Thousands)		283,200

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%*†	1,419,722	1,420

Total Cash Equivalent (Cost $1,420) ($ Thousands)		1,420

Total Investments — 99.7% (Cost $286,016) ($ Thousands) ‡		$284,620

Percentages are based on a Net Assets of $285,543 ($ Thousands)

*	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

Cl — Class

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $286,016 ($ Thousands), and the unrealized appreciation and depreciation were $204 ($ Thousands) and $(1,600) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$283,200	$—	$283,200
Cash Equivalent	1,420	—	—	1,420

Total Investments in Securities	$1,420	$283,200	$—	$284,620

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
REGISTERED INVESTMENT COMPANIES — 97.0%
AQR Managed Futures Strategy Fund, Cl I	2,621,680	$27,737
ASG Managed Futures Strategy Fund, Cl Y	1,958,785	20,861
Avenue Credit Strategies Fund, Cl I	5,115,505	54,327
Blackrock Global Long/Short Credit Fund, Cl I	6,500,987	68,195
Diamond Hill Long-Short Fund, Cl Y*	981,089	24,027
Driehaus Active Income Fund, Retail Class	4,497,082	46,590
Driehaus Select Credit Fund, Retail Class	2,323,366	21,073
FPA Crescent Fund, Cl R	782,116	26,389
Gabelli ABC Fund, Cl A	2,775,356	28,586
Gotham Absolute Return Fund, Institutional Class	338,614	4,405
Gotham Neutral Fund, Institutional Class	2,141,254	21,156
Merger Fund, Cl I	4,597,876	72,233
Robeco Boston Partners Long/Short Research Fund, Cl I	2,576,833	39,967
SEI Institutional Managed Trust Long/Short Alternative Fund, Cl Y†	4,257,580	42,703
WisdomTree Europe Hedged Equity Fund	237,077	14,602

Total Registered Investment Companies (Cost $523,172) ($ Thousands)		512,851

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010%**†	15,276,380	15,276

Total Cash Equivalent (Cost $15,276) ($ Thousands)		15,276

Total Investments — 99.9% (Cost $538,448) ($ Thousands) ‡		$528,127

Percentages are based on Net Assets of $528,556 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2015.

†	Investment in Affiliated Security.

Cl — Class

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $538,448 ($ Thousands), and the unrealized appreciation and depreciation were $4,349 ($ Thousands) and ($14,670) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$512,851	$—	$—	$512,851
Cash Equivalent	15,276	—	—	15,276

Total Investments in Securities	$528,127	$—	$—	$528,127

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description		Face Amount (1) (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT — 14.1%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond
0.750%, 4/15/2018 to 4/15/2018	EUR	2,761	$37,424
Canada Government International Bond (A)
1.625%, 2/27/2019		500	504
0.875%, 2/14/2017		1,200	1,204
Chile Government International Bond (A)
3.875%, 8/5/2020		250	271
China Development Bank (A)
5.000%, 10/15/2015		250	253
Deutsche Bundesrepublik Inflation Linked Bond
1.750%, 4/15/2020 to 4/15/2020	EUR	19,427	24,370
1.500%, 4/15/2016	EUR	2,382	2,673
0.500%, 4/15/2030	EUR	3,089	3,874
0.100%, 4/15/2023	EUR	2,295	44,012
Development Bank of Japan (A)
5.125%, 2/1/2017		200	213
Export Development Canada (A)
0.750%, 12/15/2017		750	746
0.500%, 9/15/2015		1,250	1,251
France Government Bond OAT
3.400%, 7/25/2029	EUR	879	1,456
3.150%, 7/25/2032	EUR	830	1,405
2.250%, 7/25/2020	EUR	1,724	2,226
2.100%, 7/25/2023	EUR	1,076	8,296
1.850%, 7/25/2027	EUR	502	693
1.800%, 7/25/2040	EUR	981	1,485
1.600%, 7/25/2015	EUR	915	1,023
1.300%, 7/25/2019	EUR	883	36,673
1.100%, 7/25/2022	EUR	1,219	16,716
1.000%, 7/25/2017	EUR	1,080	1,257
0.700%, 7/25/2030 (B)	EUR	201	247
0.250%, 7/25/2018 to 7/25/2024	EUR	720	22,191
0.100%, 7/25/2021	EUR	1,215	1,424
French Treasury Note BTAN
0.450%, 7/25/2016	EUR	611	691
Hydro-Quebec (A)
2.000%, 6/30/2016		250	254
1.375%, 6/19/2017		150	151
Italy Buoni Poliennali Del Tesoro
3.100%, 9/15/2026	EUR	425	557
2.600%, 9/15/2023	EUR	1,223	1,530
2.550%, 9/15/2041	EUR	958	1,201
2.350%, 9/15/2019 to 9/15/2035 (B)	EUR	1,720	2,102
2.100%, 9/15/2016 to 9/15/2021	EUR	2,677	3,159
1.700%, 9/15/2018 to 9/15/2018	EUR	608	712
Korea Development Bank (A)
4.625%, 11/16/2021		250	277
Province of British Columbia (A)
6.500%, 1/15/2026		250	327
2.000%, 10/23/2022		250	245
Province of Ontario (A)
2.450%, 6/29/2022		250	250

Description		Face Amount (1) (Thousands)/Shares	Market Value ($ Thousands)
Svensk Exportkredit (A)
5.125%, 3/1/2017		150	$161
United Kingdom Gilt Inflation Linked
4.125%, 7/22/2030	GBP	160	833
2.500%, 7/26/2016 to 7/17/2024	GBP	869	4,765
2.000%, 1/26/2035	GBP	432	1,556
1.875%, 11/22/2022 to 11/22/2022	GBP	15,180	35,466
1.250%, 11/22/2017 to 11/22/2055	GBP	4,210	9,558
1.125%, 11/22/2037	GBP	1,408	3,199
0.750%, 3/22/2034 to 11/22/2047	GBP	1,301	2,909
0.625%, 3/22/2040 to 11/22/2042	GBP	1,443	3,138
0.500%, 3/22/2050	GBP	423	983
0.375%, 3/22/2062	GBP	485	1,271
0.250%, 3/22/2052	GBP	640	1,412
0.125%, 3/22/2024 to 3/22/2068	GBP	1,385	11,766

Total Sovereign Debt (Cost $319,656) ($ Thousands)			300,360

FOREIGN COMMON STOCK — 4.6%

Australia — 0.3%
AGL Energy		25,712	307
ALS		4,869	22
APA Group		38,075	241
Aristocrat Leisure		20,061	118
Asciano		15,358	78
ASX		2,472	76
Aurizon Holdings		21,309	84
AusNet Services		307,946	330
BHP Billiton		5,561	116
Brambles		9,655	79
Caltex Australia		6,748	165
CIMIC Group		4,686	78
Coca-Cola Amatil		19,358	136
Cochlear		2,895	178
Computershare		58,392	526
Crown Resorts		10,576	99
CSL		4,246	282
Federation Centres †		14,772	33
Fortescue Metals Group		27,506	40
Harvey Norman Holdings		38,002	132
Healthscope		82,236	172
Iluka Resources		13,740	81
Incitec Pivot		29,314	87
Insurance Australia Group		7,664	33
Lend Lease Group		1,259	15
Origin Energy		18,917	174
Qantas Airways*		27,446	67
Ramsay Health Care		5,073	240
REA Group		2,602	78
Rio Tinto		2,745	113
Santos		26,897	162
Scentre Group †		11,668	34
Seek		7,445	80
Sonic Healthcare		16,500	271
South32*		36,210	50
Sydney Airport		20,066	77
Tabcorp Holdings		34,462	121
Tatts Group		44,420	127

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Telstra, Cl B	100,746	$476
TPG Telecom	39,634	273
Transurban Group	13,849	99
Treasury Wine Estates	30,987	119
Wesfarmers	4,028	121
Westfield †	9,207	64
Woodside Petroleum	6,856	180
Woolworths	9,620	199
WorleyParsons	13,343	107

		6,740

Austria — 0.0%
Andritz	4,304	238
Erste Group Bank	2,296	65
OMV	9,074	249
Raiffeisen Bank International	5,812	85
voestalpine	5,195	216

		853

Belgium — 0.1%
Ageas	2,714	105
Anheuser-Busch InBev	1,572	188
Colruyt	7,170	321
Delhaize Group	2,391	197
KBC Groep	1,942	130
Proximus	10,032	354
Solvay	1,290	177
Telenet Group Holding*	5,192	282
UCB, Cl A	5,104	366
Umicore	4,213	200

		2,320

Canada — 0.4%
Agnico Eagle Mines	2,432	69
Agrium	572	60
Alimentation Couche-Tard, Cl B	5,390	231
Atco, Cl I	7,027	222
Bank of Montreal	1,312	78
Bank of Nova Scotia, Cl C	1,590	82
Barrick Gold	5,996	64
BCE	7,519	320
BlackBerry*	20,413	167
Bombardier, Cl B	39,089	71
CAE	9,180	109
Canadian National Railway	2,192	127
Canadian Natural Resources	4,257	115
Canadian Pacific Railway	641	103
Canadian Tire, Cl A	1,794	192
Canadian Utilities, Cl A	9,262	267
Catamaran*	8,256	505
CGI Group, Cl A*	8,094	317
CI Financial	3,354	90
Constellation Software	868	345
Crescent Point Energy, Cl F	816	17
Dollarama	3,747	227
Empire, Cl A	2,869	202
Encana	2,274	25
Finning International	5,472	103
First Quantum Minerals (Canada)	2,143	28
Fortis	9,759	274
Franco-Nevada	1,000	48
George Weston	2,819	221
Gildan Activewear	4,096	136
H&R †	2,987	54
Husky Energy	3,850	74
Imperial Oil	1,807	70

Description	Shares	Market Value ($ Thousands)
Intact Financial	860	$60
Kinross Gold*	14,314	33
Loblaw	4,968	251
Magna International, Cl A	2,438	137
Methanex	1,070	60
Metro, Cl A	7,776	209
National Bank of Canada	2,275	85
Open Text	4,874	198
Potash Corp of Saskatchewan	2,157	67
Restaurant Brands International	2,608	100
RioCan †	3,430	73
Rogers Communications, Cl B	8,565	304
Saputo	6,869	166
Shaw Communications, Cl B	7,879	172
Silver Wheaton, Cl H	3,032	53
SNC-Lavalin Group	2,856	96
Suncor Energy	2,370	65
Teck Resources, Cl B	2,423	24
TELUS	9,642	332
Thomson Reuters, Cl B	4,373	166
Toronto-Dominion Bank	1,857	79
TransAlta	39,227	304
Turquoise Hill Resources*	6,748	26
Valeant Pharmaceuticals International*	1,935	429
Vermilion Energy	783	34

		8,536

China — 0.0%
Sands China	18,800	63
Yangzijiang Shipbuilding Holdings	63,108	67

		130

Denmark — 0.1%
AP Moeller—Maersk, Cl A	30	53
AP Moeller—Maersk, Cl B	35	63
Carlsberg, Cl B	3,116	283
Coloplast, Cl B	4,159	273
Danske Bank	4,782	140
Novo Nordisk, Cl B	5,821	317
Novozymes, Cl B	7,255	345
Pandora	1,809	194
TDC	45,663	335
Tryg	7,185	150
Vestas Wind Systems	2,083	104
William Demant Holding*	4,218	321

		2,578

Finland — 0.1%
Elisa	11,689	370
Fortum	15,567	277
Kone, Cl B	2,993	121
Metso	2,878	79
Neste	14,268	364
Nokia	45,724	310
Nokian Renkaat	6,652	208
Orion, Cl B	11,412	399
Sampo, Cl A	3,627	171
Stora Enso, Cl R	16,819	173
UPM-Kymmene, Cl V	9,046	160
Wartsila OYJ Abp	2,318	109

		2,741

France — 0.3%
Accor	875	44
Aeroports de Paris, Cl A	373	42

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Air Liquide	1,030	$130
Alcatel-Lucent*	39,326	143
Arkema	1,313	95
Atos	2,646	197
Bouygues	892	33
Bureau Veritas	900	21
Capital Gemini	2,586	229
Carrefour	3,050	98
Casino Guichard Perrachon	1,110	84
Christian Dior, Cl B	506	99
CNP Assurances	1,903	32
Credit Agricole	5,388	80
Danone	1,646	106
Dassault Systemes	4,104	298
Electricite de France	6,186	138
Essilor International	3,685	439
Eutelsat Communications	1,501	49
Fonciere Des Regions †	434	37
GDF Suez	8,471	157
Groupe Eurotunnel	4,624	67
Hermes International	26	10
ICADE †	512	37
Iliad	890	197
JCDecaux	1,173	49
Kering	389	69
Klepierre †	1,965	86
L’Oreal	607	108
LVMH Moet Hennessy Louis Vuitton	241	42
Natixis	5,679	41
Numericable-SFR SAS*	536	28
Orange	12,973	200
Pernod Ricard	1,010	117
Remy Cointreau	1,323	95
Renault	450	47
Rexel	3,641	58
Sanofi	3,584	352
Schneider Electric	577	40
SCOR	1,457	52
SES	1,713	58
STMicroelectronics	19,072	156
Suez Environnement	8,879	165
Technip	3,330	206
Thales, Cl A	1,585	96
TOTAL	4,332	210
Valeo	335	53
Veolia Environnement	8,189	167
Vinci	822	48
Vivendi	5,328	134
Wendel	681	83

		5,622

Germany — 0.3%
adidas	861	66
Allianz	347	54
BASF	1,028	90
Bayer	1,449	202
Beiersdorf	1,696	142
Brenntag	1,131	65
Commerzbank*	5,497	70
Continental	286	68
Deutsche Bank	2,043	61
Deutsche Boerse	557	46
Deutsche Lufthansa	5,273	68
Deutsche Post	2,302	67
Deutsche Telekom	15,661	270

Description	Shares	Market Value ($ Thousands)
E.ON	19,460	$259
Fraport Frankfurt Airport Services Worldwide	1,521	95
Fresenius	4,942	317
Fresenius Medical Care	3,975	328
GEA Group	1,568	70
Hannover Rueck	619	60
HeidelbergCement	879	70
Henkel & KGaA	1,543	147
Infineon Technologies	20,066	249
K+S	2,963	125
LANXESS	1,587	94
Linde	488	92
MAN	398	41
Merck KGaA	2,187	218
Metro	4,277	135
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	274	48
OSRAM Licht	1,575	75
QIAGEN*	7,992	196
RTL Group	682	62
RWE	9,447	203
SAP	4,798	335
Siemens	850	86
Symrise	2,361	146
Telefonica Deutschland Holding	49,505	285
ThyssenKrupp	3,604	94
TUI	3,217	52
United Internet	6,170	274
Volkswagen	135	31

		5,456

Greece — 0.0%
Coca-Cola HBC	5,412	116

Hong Kong — 0.3%
AIA Group	13,800	90
ASM Pacific Technology	55,600	551
Cathay Pacific Airways	77,000	189
Cheung Kong Infrastructure Holdings	68,438	531
Cheung Kong Property Holdings*	208	2
CK Hutchison Holdings	8,208	121
CLP Holdings, Cl B	73,500	625
Galaxy Entertainment Group	24,000	96
HKT Trust and HKT	283,920	334
Hong Kong & China Gas	181,962	382
Hopewell Hong Kong Properties*	660	—
Kerry Properties	13,000	51
Li & Fung	154,000	122
Link †	13,500	79
MGM China Holdings	30,000	49
MTR	49,500	231
NWS Holdings	124,000	179
PCCW	841,000	502
Power Assets Holdings	66,102	603
Shangri-La Asia	82,000	115
SJM Holdings	52,000	56
Swire Pacific, Cl A	4,000	50
Swire Properties	7,800	25
Techtronic Industries	31,500	103
WH Group*(B)	769,000	524
Wynn Macau	27,600	46

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Yue Yuen Industrial Holdings	30,500	$102

		5,758

Ireland — 0.1%
Accenture, Cl A	1,033	100
Bank of Ireland*	340,737	137
CRH	8,888	251
Eaton	1,420	96
Endo International*	1,107	88
Kerry Group, Cl A	4,069	301
Mallinckrodt*	905	107
Pentair	1,504	103
Perrigo	573	106
Ryanair Holdings ADR	3,514	251
Seagate Technology	1,313	62

		1,602

Israel — 0.1%
Bank Hapoalim	29,177	157
Bank Leumi Le-Israel*	39,720	168
Bezeq The Israeli Telecommunication	203,497	347
Delek Group	1,554	459
Israel	713	251
Israel Chemicals	35,881	251
Mizrahi Tefahot Bank	12,761	159
NICE-Systems	10,234	651
Teva Pharmaceutical Industries	10,351	612

		3,055

Italy — 0.1%
Assicurazioni Generali	2,134	38
Atlantia	3,095	76
Banca Monte dei Paschi di Siena*	1,784	4
CNH Industrial	12,849	117
Enel	50,173	227
Enel Green Power	79,805	156
Eni	10,812	192
Fiat Chrysler Automobiles*	8,569	126
Finmeccanica*	5,105	64
Luxottica Group	2,908	193
Pirelli & C.	9,024	152
Prysmian	5,661	122
Saipem	10,203	107
Snam Rete Gas	39,115	186
Telecom Italia	386,623	436
Tenaris	11,719	158
Terna Rete Elettrica Nazionale	44,057	195
UnipolSai	8,846	22

		2,571

Japan — 0.8%
Acom*	18,600	72
Aeon, Cl H	8,800	125
AEON Financial Service	2,300	64
Air Water	5,000	92
Aisin Seiki	2,000	85
Ajinomoto	7,000	152
Alfresa Holdings	9,100	142
ANA Holdings	20,000	54
Aozora Bank	26,000	98
Asahi Group Holdings	2,800	89
Asahi Kasei	9,000	74
Astellas Pharma	8,000	114
Bank of Kyoto	7,000	81
Bank of Yokohama	11,000	68

Description	Shares	Market Value ($ Thousands)
Benesse, Cl A	2,700	$68
Bridgestone	2,000	74
Calbee	2,000	84
Canon	2,600	85
Central Japan Railway	400	72
Chiba Bank, Cl B	14,000	107
Chubu Electric Power	11,300	169
Chugai Pharmaceutical	2,500	86
Chugoku Bank	7,600	120
Chugoku Electric Power	12,200	178
Credit Saison	2,300	49
Daicel	7,000	90
Daiichi Sankyo	6,700	124
Daito Trust Construction	900	93
Daiwa House Industry	4,700	110
Daiwa Securities Group	11,000	82
Dentsu	1,000	52
East Japan Railway	1,000	90
Eisai	2,700	181
Electric Power Development	7,500	265
FamilyMart, Cl H	2,600	120
Fast Retailing	100	45
Fuji Heavy Industries	900	33
FUJIFILM Holdings	2,200	79
Fukuoka Financial Group	17,000	88
Gunma Bank	14,000	103
Hachijuni Bank	15,000	113
Hakuhodo DY Holdings	7,000	75
Hankyu Hanshin Holdings	7,000	41
Hirose Electric	840	120
Hiroshima Bank	19,000	114
Hisamitsu Pharmaceutical	2,900	113
Hitachi Chemical	3,039	55
Hitachi Metals	5,000	77
Hokuhoku Financial Group	39,000	92
Hokuriku Electric Power	11,100	165
Hoya	2,100	84
Ibiden	2,800	48
Idemitsu Kosan	13,400	263
Inpex	16,300	185
Itochu Techno-Solutions	4,800	120
Iyo Bank	8,900	109
J Front Retailing	3,000	56
Japan Prime Realty Investment, Cl A †	29	90
Japan Real Estate Investment †	20	91
Japan Retail Fund Investment, Cl A †	52	104
Japan Tobacco	2,300	82
Joyo Bank	21,000	118
JX Holdings	56,400	244
Kajima	7,000	33
Kakaku.com	5,600	81
Kamigumi	8,000	75
Kaneka	12,000	88
Kansai Electric Power	14,900	165
Kansai Paint	3,000	46
Kao	2,700	126
KDDI	12,600	304
Keikyu	4,000	30
Keio	10,000	72
Keyence	200	108
Kikkoman	5,000	156
Kintetsu Group Holdings	15,000	51
Kirin Holdings	6,100	84
Konami	3,656	68

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Kyocera	900	$47
Kyowa Hakko Kirin	10,000	131
Kyushu Electric Power	13,700	159
Lawson	1,600	109
LIXIL Group	3,000	60
M3	5,900	119
Maruichi Steel Tube	3,200	79
McDonald’s Holdings Japan	6,600	139
Medipal Holdings	9,200	150
MEIJI Holdings	1,300	168
Miraca Holdings	2,800	140
Mitsubishi Chemical Holdings, Cl B	13,500	85
Mitsubishi Motors	4,200	36
Mitsubishi Tanabe Pharma	7,400	111
Mitsui Chemicals	9,000	33
Mizuho Financial Group	31,700	69
Murata Manufacturing	500	87
NEC	12,000	36
NGK Spark Plug	2,600	72
NH Foods	4,000	91
NHK Spring	3,000	33
Nintendo	500	84
Nippon Building Fund †	23	101
Nippon Electric Glass	13,000	66
Nippon Express	13,000	64
Nippon Prologis †	52	96
Nippon Steel & Sumitomo Metal	28,555	74
Nippon Telegraph & Telephone	11,200	406
Nisshin Seifun Group	9,415	125
Nissin Food Products	2,000	88
Nitori Holdings	1,000	82
NOK	1,500	47
Nomura Research Institute	1,800	71
NTT Data	2,000	87
NTT DOCOMO	22,700	435
Odakyu Electric Railway	8,000	75
Oji Holdings	22,000	96
Ono Pharmaceutical	1,100	120
Oracle Japan	1,900	79
Osaka Gas	78,000	308
Otsuka Holdings	3,400	109
Resona Holdings	16,900	92
Rohm	800	54
Sankyo	2,300	81
Santen Pharmaceutical	8,500	120
Sekisui Chemical	3,000	37
Seven & i Holdings	2,100	90
Seven Bank	22,700	105
Sharp	8,000	10
Shikoku Electric Power	12,600	189
Shimadzu	9,000	122
Shimamura	1,000	105
Shimizu	3,000	25
Shin-Etsu Chemical, Cl A	1,100	68
Shiseido	5,900	134
Shizuoka Bank	11,000	115
Showa Shell Sekiyu	23,600	206
SoftBank	4,100	242
Sumitomo	6,500	76
Suntory Beverage & Food	4,000	159
Suruga Bank	5,600	120
Suzuken	3,960	127
Sysmex	2,500	149
Taisei	5,000	29
Takeda Pharmaceutical	2,600	126

Description	Shares	Market Value ($ Thousands)
Teijin	24,000	$93
Terumo	4,000	96
Tobu Railway	17,000	73
Toho	1,600	40
Toho Gas	49,063	291
Tohoku Electric Power	8,400	114
Tokyo Electric Power*	8,800	48
Tokyo Gas	62,000	329
Tokyu	4,000	27
TonenGeneral Sekiyu	28,000	261
Toray Industries	10,000	85
TOTO	2,000	36
Toyo Seikan Group Holdings	1,900	30
Toyo Suisan Kaisha	3,000	110
Toyota Industries	1,900	108
Toyota Motor	1,700	114
Unicharm	4,900	116
United Urban Investment †	66	93
USS	5,600	101
West Japan Railway	1,500	96
Yakult Honsha	1,800	107
Yamaguchi Financial Group	9,000	112
Yamato Holdings	1,400	27
Yamazaki Baking	9,000	150

		17,808

Netherlands — 0.2%
Aegon	10,544	77
Akzo Nobel	2,588	188
Altice*	1,441	198
ArcelorMittal	7,041	69
ASML Holding	3,148	325
Delta Lloyd	4,573	75
Gemalto	4,556	406
Heineken	1,925	146
ING Groep	6,346	105
Koninklijke Ahold	9,243	173
Koninklijke Boskalis Westminster	1,861	91
Koninklijke DSM	3,445	200
Koninklijke Philips	3,383	86
Koninklijke Vopak	7,881	398
LyondellBasell Industries, Cl A	1,647	170
Nielsen	1,849	83
OCI*	4,290	121
Randstad Holding	1,641	107
Relx	7,135	169
Royal KPN	91,067	348
TNT Express	11,374	96
Unibail-Rodamco †	139	35
Unilever	3,312	138
Wolters Kluwer	5,792	172

		3,976

New Zealand — 0.1%
Auckland International Airport	106,538	356
Contact Energy	79,201	268
Fletcher Building	46,704	256
Meridian Energy	197,096	288
Mighty River Power	112,969	213
Ryman Healthcare	67,499	362
Spark New Zealand	186,746	353

		2,096

Norway — 0.1%
DNB, Cl A	7,426	123
Gjensidige Forsikring	8,708	140
Norsk Hydro	27,439	115

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Orkla	35,918	$282
Seadrill	8,660	90
Statoil	8,873	158
Subsea 7	6,800	66
Telenor	17,631	385
Yara International	3,178	165

		1,524

Panama — 0.0%
Carnival	1,282	63

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	1,087,834	95
Banco Espirito Santo*	50,830	7
EDP—Energias de Portugal	85,324	324
Galp Energia SGPS	20,070	235
Jeronimo Martins SGPS	20,081	257

		918

Singapore — 0.2%
Avago Technologies, Cl A	488	65
CapitaLand	33,800	88
DBS Group Holdings	7,800	120
Genting Singapore	238,600	159
Global Logistic Properties	42,000	79
Golden Agri-Resources	1,002,400	305
Hutchison Port Holdings, Cl U	150,126	95
Jardine Cycle & Carriage	6,200	152
Keppel	16,600	101
Noble Group	170,100	96
Oversea-Chinese Banking	12,800	96
Sembcorp Industries	31,300	91
Sembcorp Marine	42,000	89
Singapore Airlines	23,700	189
Singapore Exchange	22,900	133
Singapore Press Holdings	97,800	296
Singapore Technologies Engineering	25,400	62
Singapore Telecommunications	133,600	418
StarHub	141,300	415
United Overseas Bank	5,300	91
UOL Group	7,072	36
Wilmar International	117,100	285

		3,461

Spain — 0.2%
Abertis Infraestructuras	5,513	90
ACS Actividades de Construccion y Servicios	2,833	91
Amadeus IT Holding, Cl A	11,484	458
Banco Bilbao Vizcaya Argentaria	3,923	39
Bankia*	12,911	16
Distribuidora Internacional de Alimentacion	38,251	292
Enagas	5,493	149
Endesa	4,836	92
Ferrovial	4,529	98
Gas Natural SDG	6,561	149
Grifols	7,310	294
Iberdrola	26,058	175
Inditex	9,200	299
International Consolidated Airlines Group*	7,033	55
Red Electrica, Cl B	2,080	167
Repsol, Cl A	15,562	273
Telefonica	18,046	256

Description	Shares	Market Value ($ Thousands)
Zardoya Otis	7,495	$82

		3,075

Sweden — 0.2%
Alfa Laval	3,670	64
Atlas Copco, Cl A	1,818	51
Atlas Copco, Cl B	1,891	47
Boliden	12,111	221
Electrolux	4,260	133
Elekta, Cl B	40,108	251
Getinge, Cl B	9,507	229
Hennes & Mauritz, Cl B	4,059	156
Hexagon, Cl B	8,618	312
Husqvarna, Cl B	17,924	135
ICA Gruppen	6,378	226
Industrivarden, Cl C	4,865	92
Investment Kinnevik, Cl B	1,565	49
Lundin Petroleum*	20,495	351
Millicom International Cellular	2,887	213
Nordea Bank	6,982	87
Skandinaviska Enskilda Banken, Cl A	7,936	101
Svenska Cellulosa SCA, Cl B	6,221	158
Swedbank, Cl A	2,347	55
Swedish Match	5,303	151
Tele2, Cl B	19,037	221
Telefonaktiebolaget LM Ericsson, Cl B	29,503	305
TeliaSonera	34,860	205
Volvo, Cl B	6,277	78

		3,891

Switzerland — 0.2%
ABB	4,545	95
ACE	744	76
Actelion	1,534	225
Adecco	1,187	96
Aryzta*	1,814	90
Baloise Holding	496	60
Barry Callebaut	121	138
Chocoladefabriken Lindt & Sprungli	31	278
Cie Financiere Richemont	1,741	142
EMS-Chemie Holding	353	149
Geberit	215	72
Givaudan	89	154
Holcim	803	59
Kuehne & Nagel International	661	88
Lonza Group	1,481	198
Nestle	1,850	134
Novartis	2,503	247
Partners Group Holding	322	96
Roche Holding	773	217
Schindler Holding	1,164	190
SGS, Cl B	41	75
Sika	37	131
Sonova Holding	1,666	225
Swatch Group	1,778	133
Swatch Group, Cl B	331	129
Swiss Life Holding	254	58
Swiss Prime Site, Cl H	1,126	86
Swisscom	947	531
Syngenta	389	158
TE Connectivity	1,250	80
Transocean	19,707	319

		4,729

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
United Kingdom — 0.4%
Admiral Group	3,076	$67
Amec Foster Wheeler	10,389	134
Anglo American	5,511	79
Antofagasta	8,667	94
ARM Holdings	21,827	356
Associated British Foods	2,191	99
AstraZeneca	3,801	240
Aviva	4,112	32
BHP Billiton	4,135	81
BP	21,882	144
British American Tobacco	1,681	90
BT Group, Cl A	41,849	296
Bunzl	3,000	82
Burberry Group	1,376	34
Capita	2,265	44
Centrica	91,279	379
Compass Group	5,292	87
Croda International	2,603	113
Diageo	2,888	84
Dixons Carphone	10,596	76
easyJet	3,512	85
Ensco, Cl A	4,913	109
Experian	2,610	48
G4S	16,567	70
GlaxoSmithKline	14,130	294
Glencore	17,593	71
IMI	1,574	28
Imperial Tobacco Group	2,202	106
Inmarsat	19,273	278
InterContinental Hotels Group	1,529	62
Intertek Group	544	21
ITV	11,950	50
J Sainsbury	21,670	90
Johnson Matthey	1,976	94
Lonmin	1	—
Marks & Spencer Group	10,789	91
Melrose Industries	19,336	75
National Grid	20,542	264
Next, Cl A	560	66
Pearson	3,900	74
Petrofac	9,373	136
Reckitt Benckiser Group	1,075	93
Reed Elsevier	3,034	49
Rexam	15,230	132
Rio Tinto	1,309	54
Royal Dutch Shell, Cl A	7,616	214
Royal Dutch Shell, Cl B	4,214	120
RSA Insurance Group	3,364	21
SABMiller	1,731	90
Sage Group	67,664	545
Severn Trent	8,989	294
Shire	3,125	251
Sky	5,534	90
Smith & Nephew	15,129	256
Smiths Group	4,570	81
SSE	11,470	277
Tate & Lyle	7,790	64
Tesco	23,253	78
Travis Perkins	3,353	111
Unilever	2,107	90
United Utilities Group, Cl B	17,772	250
Vodafone Group	83,074	300
WM Morrison Supermarkets	34,659	99

Description	Shares	Market Value ($ Thousands)
WPP	2,771	$62

		8,344

Total Foreign Common Stock (Cost $90,496) ($ Thousands)		97,963

COMMON STOCK — 2.9%

Consumer Discretionary — 0.3%
Amazon.com, Cl A*	210	91
Autonation*	925	58
Autozone*	115	77
Bed Bath & Beyond*	871	60
Best Buy	1,208	39
BorgWarner	1,249	71
Cablevision Systems, Cl A	2,820	68
CarMax*	974	65
CBS, Cl B	891	49
Chipotle Mexican Grill, Cl A*	131	79
Coach	2,031	70
Comcast, Cl A	1,221	73
Darden Restaurants	1,212	86
Delphi Automotive	1,026	87
DIRECTV*	748	69
Discovery Communications, Cl A*	1,971	66
Discovery Communications, Cl C*	1,457	45
Dollar General	1,154	90
Dollar Tree*	811	64
DR Horton	2,237	61
Expedia	660	72
Family Dollar Stores	921	73
Ford Motor	2,814	42
Fossil Group*	541	37
GameStop, Cl A	1,141	49
Gannett*	786	11
Gap	2,002	77
Garmin	1,579	69
General Motors	2,216	74
Genuine Parts	684	61
Goodyear Tire & Rubber	1,985	60
H&R Block	2,909	86
Hanesbrands	700	23
Harley-Davidson, Cl A	750	42
Harman International Industries, Cl A	559	66
Hasbro	950	71
Home Depot	660	73
Interpublic Group	2,930	56
Johnson Controls	1,192	59
Kohl’s	1,084	68
L Brands	1,100	94
Leggett & Platt	1,629	79
Lennar, Cl A	1,255	64
Lowe’s	1,189	80
Macy’s	1,130	76
Marriott International, Cl A	974	73
Mattel	1,549	40
McDonald’s	1,006	96
Michael Kors Holdings*	798	34
Mohawk Industries*	150	29
NetFlix*	84	55
Newell Rubbermaid, Cl B	1,797	74
News, Cl A*	3,347	49
Nike, Cl B	721	78
Nordstrom	882	66
Omnicom Group	1,019	71

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
O’Reilly Automotive*	309	$70
Priceline Group*	50	58
PulteGroup	2,869	58
PVH	529	61
Ralph Lauren, Cl A	318	42
Ross Stores	1,460	71
Royal Caribbean Cruises	434	34
Scripps Networks Interactive, Cl A	899	59
Staples	3,583	55
Starbucks	1,667	90
Starwood Hotels & Resorts Worldwide	802	65
Target, Cl A	1,487	121
TEGNA	1,572	50
Tiffany	1,091	100
Time Warner	1,132	99
Time Warner Cable, Cl A	430	77
TJX	1,183	78
Tractor Supply	780	70
TripAdvisor*	606	53
Twenty-First Century Fox, Cl A	2,526	82
Under Armour, Cl A*	870	73
Urban Outfitters*	2,108	74
VF	892	62
Viacom, Cl B	751	49
Walt Disney	771	88
Whirlpool	397	69
Wyndham Worldwide	1,075	88
Wynn Resorts	376	37
Yum! Brands	892	80

		5,608

Consumer Staples — 0.4%
Altria Group	3,188	156
Archer-Daniels-Midland	3,709	179
Brown-Forman, Cl B	2,047	205
Campbell Soup	5,326	254
Clorox	1,950	203
Coca-Cola	5,902	232
Coca-Cola Enterprises	3,797	165
Colgate-Palmolive	3,224	211
ConAgra Foods	6,607	289
Constellation Brands, Cl A	1,588	184
Costco Wholesale	1,313	177
CVS Health	1,903	200
Dr Pepper Snapple Group	2,800	204
Estee Lauder, Cl A	2,569	223
General Mills, Cl A	4,478	250
Hershey	2,261	201
Hormel Foods	4,868	274
JM Smucker	2,125	230
Kellogg	3,591	225
Keurig Green Mountain	1,750	134
Kimberly-Clark	2,316	245
Kraft Foods	2,431	207
Kroger	2,087	151
McCormick	3,328	269
Mead Johnson Nutrition, Cl A	2,001	181
Molson Coors Brewing, Cl B	2,906	203
Mondelez International, Cl A	5,619	231
Monster Beverage*	1,453	195
PepsiCo	2,423	226
Philip Morris International	2,511	201
Procter & Gamble	2,984	234
Reynolds American	3,419	255

Description	Shares	Market Value ($ Thousands)
SYSCO, Cl A	5,177	$187
Tyson Foods, Cl A	4,314	184
Walgreens Boots Alliance	2,355	199
Wal-Mart Stores	2,334	166
Whole Foods Market	4,324	170

		7,700

Energy — 0.2%
Anadarko Petroleum, Cl A	1,591	124
Apache	1,962	113
Baker Hughes	2,100	130
Cabot Oil & Gas	3,503	110
Cameron International*	2,161	113
Chesapeake Energy	8,327	93
Chevron	1,331	128
Cimarex Energy	1,075	119
ConocoPhillips	2,304	141
Consol Energy	3,992	87
Devon Energy	2,162	129
Diamond Offshore Drilling	3,170	82
EOG Resources	1,575	138
EQT	1,579	128
Exxon Mobil	1,690	141
FMC Technologies*	2,604	108
Halliburton	2,593	112
Helmerich & Payne	1,548	109
Hess	1,897	127
Kinder Morgan	4,448	171
Marathon Oil	4,333	115
Marathon Petroleum	2,308	121
Murphy Oil	2,333	97
National Oilwell Varco, Cl A	2,636	127
Newfield Exploration*	3,062	111
Noble	5,935	91
Noble Energy	2,878	123
Occidental Petroleum	1,710	133
Oneok	3,847	152
Phillips 66	1,688	136
Pioneer Natural Resources	858	119
QEP Resources	5,190	96
Range Resources	1,842	91
Schlumberger, Cl A	1,258	108
Southwestern Energy, Cl A*	3,808	86
Spectra Energy	4,725	154
Tesoro	1,406	119
Valero Energy	2,308	144
Williams	3,552	204

		4,730

Financials — 0.3%
Affiliated Managers Group*	278	61
Aflac	669	42
Allstate	963	62
American Express	700	54
American International Group	985	61
American Tower, Cl A †	1,028	96
Ameriprise Financial	614	77
Aon	1,040	104
Apartment Investment & Management, Cl A †	1,239	46
Assurant	976	65
AvalonBay Communities †	370	59
Bank of America	3,043	52
Bank of New York Mellon	1,559	66
BB&T	567	23
Berkshire Hathaway, Cl B*	698	95

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
BlackRock	151	$52
Boston Properties †	488	59
Capital One Financial	700	62
CBRE Group, Cl A*	1,563	58
Charles Schwab	2,369	77
Chubb	1,297	123
Cincinnati Financial	2,017	101
Citigroup	1,388	77
CME Group	627	58
Comerica	1,055	54
Crown Castle International †	1,247	100
Discover Financial Services	1,159	67
E*Trade Financial*	2,457	74
Equinix †	100	25
Equity Residential †	941	66
Essex Property Trust †	340	72
Fifth Third Bancorp	3,134	65
Franklin Resources	1,671	82
General Growth Properties †	2,355	60
Genworth Financial, Cl A*	6,399	48
Goldman Sachs Group	268	56
Hartford Financial Services Group	2,184	91
HCP †	1,674	61
Health Care †	867	57
Host Hotels & Resorts †	3,192	63
Hudson City Bancorp, Cl A	5,691	56
Huntington Bancshares	5,352	61
Intercontinental Exchange	310	69
Invesco	1,903	71
Iron Mountain †	1,719	53
JPMorgan Chase	873	59
KeyCorp	3,605	54
Kimco Realty †	2,593	58
Legg Mason	1,384	71
Leucadia National	2,506	61
Lincoln National	607	36
Loews	1,145	44
M&T Bank	475	59
Macerich †	1,104	82
Marsh & McLennan	1,756	100
McGraw-Hill	587	59
MetLife	873	49
Moody’s	673	73
Morgan Stanley	1,399	54
NASDAQ OMX Group, Cl A	1,585	77
Navient	2,108	38
Northern Trust	1,046	80
People’s United Financial	4,631	75
Plum Creek Timber †	2,281	93
PNC Financial Services Group	595	57
Principal Financial Group, Cl A	1,244	64
Progressive	2,974	83
ProLogis †	2,009	75
Prudential Financial	570	50
Public Storage †	541	100
Realty Income †	1,430	64
Regions Financial	5,512	57
Simon Property Group †	325	56
SL Green Realty †	445	49
State Street	770	59
SunTrust Banks	1,338	58
T. Rowe Price Group	832	65
Torchmark, Cl A	964	56
Travelers	849	82
Unum Group	1,475	53

Description	Shares	Market Value ($ Thousands)
US Bancorp	1,531	$66
Ventas †	1,347	84
Vornado Realty Trust †	658	63
Wells Fargo	1,167	66
Weyerhaeuser †	2,304	73
XL Group, Cl A	2,550	95
Zions Bancorporation	1,416	45

		5,723

Health Care — 0.3%
Abbott Laboratories	3,250	160
AbbVie	1,735	117
Aetna, Cl A	1,342	171
Agilent Technologies	2,392	92
Alexion Pharmaceuticals*	748	135
Allergan*	392	119
AmerisourceBergen	926	99
Amgen, Cl A	840	129
Anthem	819	134
Baxter International	2,273	159
Becton Dickinson	1,134	161
Biogen*	324	131
Boston Scientific*	6,797	120
Bristol-Myers Squibb	2,001	133
C.R. Bard	751	128
Cardinal Health	1,831	153
Celgene, Cl A*	912	105
Cerner*	2,136	147
Cigna	920	149
DaVita HealthCare Partners*	1,726	137
Dentsply International	2,721	140
Edwards Lifesciences, Cl A*	918	131
Eli Lilly	1,524	127
Express Scripts Holding*	1,303	116
Gilead Sciences	1,056	124
HCA Holdings*	1,422	129
Hospira*	1,289	114
Humana	561	107
Intuitive Surgical*	262	127
Johnson & Johnson	1,602	156
Laboratory Corp of America Holdings*	954	116
McKesson	595	134
Medtronic	1,421	105
Merck	2,621	149
Mylan*	1,411	96
Patterson	2,743	134
PerkinElmer	2,942	155
Pfizer	4,108	138
Quest Diagnostics	1,743	126
Regeneron Pharmaceuticals*	227	116
St. Jude Medical	1,964	144
Stryker	1,505	144
Tenet Healthcare*	1,901	110
Thermo Fisher Scientific	1,047	136
UnitedHealth Group	1,173	143
Universal Health Services, Cl B	885	126
Varian Medical Systems*	1,374	116
Vertex Pharmaceuticals*	829	102
Waters*	1,193	153
Zimmer Biomet Holdings	1,217	133
Zoetis, Cl A	1,908	92

		6,618

Industrials — 0.3%
3M	528	82

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
ADT, Cl A	1,823	$61
Allegion	1,531	92
American Airlines Group	1,867	75
Ametek	1,214	66
Boeing	707	98
C.H. Robinson Worldwide	1,277	80
Caterpillar, Cl A	671	57
Cintas	1,129	96
CSX	2,876	94
Cummins	612	80
Danaher, Cl A	1,081	93
Deere	725	70
Delta Air Lines, Cl A	2,132	88
Dover	1,286	90
Dun & Bradstreet	676	82
Emerson Electric	1,193	66
Equifax	1,030	100
Expeditors International of Washington	1,954	90
Fastenal, Cl A	2,002	84
FedEx	581	99
Flowserve	922	49
Fluor	993	53
General Dynamics	849	120
General Electric	3,393	90
Honeywell International	835	85
Illinois Tool Works	945	87
Ingersoll-Rand	1,099	74
Jacobs Engineering Group*	1,127	46
Joy Global	1,525	55
Kansas City Southern	757	69
L-3 Communications Holdings	643	73
Lockheed Martin	518	96
Masco	2,110	56
Norfolk Southern	909	79
Northrop Grumman	759	120
PACCAR	1,058	68
Pall	604	75
Parker-Hannifin, Cl A	653	76
Pitney Bowes	4,588	96
Precision Castparts	492	98
Quanta Services*	1,779	51
Raytheon	872	84
Republic Services	2,778	109
Robert Half International	1,948	108
Rockwell Automation	815	102
Rockwell Collins	1,112	103
Roper Technologies	466	80
Ryder System	976	85
Snap-on	801	128
Southwest Airlines, Cl A	2,040	67
Stanley Black & Decker	854	90
Stericycle, Cl A*	907	121
Textron	1,353	60
Tyco International	2,113	81
Union Pacific	856	82
United Parcel Service, Cl B	975	94
United Rentals*	770	68
United Technologies	716	80
Waste Management	2,460	114
WW Grainger	279	66
Xylem	1,952	72

		5,153

Information Technology — 0.2%
Adobe Systems*	1,333	108

Description	Shares	Market Value ($ Thousands)
Akamai Technologies*	1,004	$70
Alliance Data Systems*	225	66
Altera	1,798	92
Amphenol, Cl A	1,661	96
Analog Devices	1,682	108
Apple	785	99
Applied Materials	3,455	66
Autodesk, Cl A*	1,304	65
Automatic Data Processing	1,236	99
Broadcom, Cl A	1,668	86
CA	2,697	79
Cisco Systems	3,423	94
Citrix Systems*	1,207	85
Cognizant Technology Solutions, Cl A*	1,460	89
Computer Sciences	1,227	80
Corning, Cl B	3,400	67
eBay*	1,509	91
Electronic Arts*	1,167	78
EMC	2,880	76
F5 Networks, Cl A*	656	79
Facebook, Cl A*	855	74
Fidelity National Information Services, Cl B	1,370	85
First Solar*	463	22
Fiserv, Cl A*	1,220	101
Flir Systems	3,188	98
Google, Cl A*	135	73
Google, Cl C*	142	74
Harris	1,073	83
Hewlett-Packard	1,974	59
Intel	2,316	70
International Business Machines	503	82
Intuit	1,158	117
Juniper Networks	2,664	69
KLA-Tencor	1,572	88
Lam Research	1,034	84
Linear Technology	1,618	72
MasterCard, Cl A	1,158	108
Microchip Technology	1,617	77
Micron Technology*	2,701	51
Microsoft	2,267	100
Motorola Solutions	1,038	60
NetApp	2,048	65
Nvidia	4,153	83
Oracle, Cl B	2,124	85
Paychex	2,240	105
Qualcomm	1,365	85
Red Hat*	1,165	88
Salesforce.com*	1,252	87
SanDisk	1,208	70
Skyworks Solutions	200	21
Symantec, Cl A	4,377	102
Teradata*	1,941	72
Texas Instruments	1,935	100
Total System Services	2,623	110
VeriSign*	1,285	79
Visa, Cl A	1,380	93
Western Digital	821	64
Western Union	3,646	74
Xerox	7,739	82
Xilinx	2,202	97
Yahoo!*	1,891	74

		5,056

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)

Materials — 0.2%
Air Products & Chemicals	1,608	$220
Airgas	1,875	198
Alcoa	10,445	117
Allegheny Technologies	4,615	139
Avery Dennison	3,753	229
Ball	2,492	175
CF Industries Holdings	2,645	170
Dow Chemical, Cl A	2,936	150
E.I. Du Pont de Nemours	2,124	136
Eastman Chemical	1,692	139
Ecolab	1,813	205
FMC	3,030	159
Freeport-McMoRan, Cl B	5,922	110
International Flavors & Fragrances	1,898	207
International Paper	3,612	172
Martin Marietta Materials, Cl A	1,209	171
MeadWestvaco	4,323	204
Monsanto	1,793	191
Mosaic	4,106	192
Newmont Mining	7,362	172
Nucor	4,278	189
Owens-Illinois*	5,909	135
PPG Industries	1,820	209
Praxair	1,738	208
Sealed Air	4,121	212
Sherwin-Williams, Cl A	716	197
Sigma-Aldrich	1,578	220
Vulcan Materials	1,726	145

		4,971

Telecommunication Services — 0.3%
AT&T	54,032	1,919
CenturyTel	46,932	1,379
Frontier Communications	235,926	1,168
Level 3 Communications*	16,864	888
Verizon Communications	38,192	1,780

		7,134

Utilities — 0.4%
AES	18,904	251
AGL Resources	5,532	258
Ameren	8,029	303
American Electric Power	5,062	268
Centerpoint Energy	13,663	260
CMS Energy	8,242	263
Consolidated Edison	5,448	315
Dominion Resources	4,207	281
DTE Energy	3,434	256
Duke Energy	4,681	330
Edison International	4,542	252
Entergy	4,127	291
Eversource Energy	7,041	320
Exelon	7,604	239
FirstEnergy	8,630	281
NextEra Energy	2,892	283
NiSource	7,251	331
NRG Energy	10,273	235
Pepco Holdings	11,279	304
PG&E	6,354	312
Pinnacle West Capital	5,550	316
PPL	8,711	257
Public Service Enterprise Group	7,789	306
SCANA	5,391	273
Sempra Energy	2,911	288

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
Southern	8,324	$349
TECO Energy	17,230	304
WEC Energy Group	10,914	491
Xcel Energy	8,583	276

		8,493

Total Common Stock (Cost $49,347) ($ Thousands)		61,186

CORPORATE OBLIGATIONS (A) — 1.3%

Consumer Discretionary — 0.0%
Toyota Motor Credit MTN
3.400%, 9/15/2021	$150	157
Trustees of Dartmouth College
4.750%, 6/1/2019	250	277
University of Southern California
5.250%, 10/1/2111	100	118

		552

Consumer Staples — 0.0%
Wal-Mart Stores
2.800%, 4/15/2016	300	305

Energy — 0.1%
Chevron
4.950%, 3/3/2019	150	166
Exxon Mobil
3.176%, 3/15/2024	500	507
Shell International Finance BV
3.250%, 9/22/2015	250	252
XTO Energy
6.750%, 8/1/2037	300	418
6.500%, 12/15/2018	750	874

		2,217

Financials — 0.9%
African Development Bank
2.500%, 3/15/2016	250	254
1.125%, 3/15/2017	200	202
0.875%, 3/15/2018	500	497
Andina de Fomento
4.375%, 6/15/2022	250	270
Asian Development Bank
5.593%, 7/16/2018	250	279
1.125%, 3/15/2017	150	151
0.500%, 6/20/2016	1,000	1,001
Australia & New Zealand Banking Group NY MTN
1.875%, 10/6/2017	250	253
Bank of Montreal MTN
1.400%, 9/11/2017	200	200
Bank of New York Mellon
3.550%, 9/23/2021	200	209
Berkshire Hathaway Finance
5.400%, 5/15/2018	250	277
Canadian Imperial Bank of Commerce
2.350%, 12/11/2015	250	252
CME Group
3.000%, 9/15/2022	100	101
Commonwealth Bank of Australia NY MTN
1.900%, 9/18/2017	150	152

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Cooperatieve Centrale Raiffeisen- Boerenleenbank
3.375%, 1/19/2017	$250	$258
Council of Europe Development Bank MTN
1.500%, 2/22/2017	850	861
European Bank for Reconstruction & Development MTN
1.500%, 3/16/2020	250	248
1.000%, 2/16/2017	600	604
0.750%, 9/1/2017	200	200
European Investment Bank
4.875%, 2/15/2036	250	306
1.000%, 12/15/2017	150	150
FMS Wertmanagement AoeR
1.000%, 11/21/2017	950	950
0.625%, 4/18/2016	750	751
HSBC Holdings
5.100%, 4/5/2021	250	279
Inter-American Development Bank
7.000%, 6/15/2025	500	675
3.875%, 9/17/2019	350	382
1.125%, 3/15/2017	300	302
International Bank for Reconstruction & Development
4.750%, 2/15/2035	250	300
0.875%, 4/17/2017	450	451
International Finance
2.125%, 11/17/2017	750	771
1.750%, 9/4/2018	200	202
1.125%, 11/23/2016	750	754
1.000%, 4/24/2017	300	301
KFW
2.375%, 8/25/2021	500	509
0.875%, 9/5/2017	200	200
Landwirtschaftliche Rentenbank
1.875%, 9/17/2018	550	560
1.750%, 4/15/2019	200	202
1.375%, 10/23/2019	500	495
1.000%, 4/4/2018	200	199
0.875%, 9/12/2017	300	300
National Australia Bank
1.600%, 8/7/2015	350	350
Nordic Investment Bank MTN
2.500%, 7/15/2015	200	200
1.000%, 3/7/2017	750	754
0.750%, 1/17/2018	200	199
0.500%, 4/14/2016	750	751
North American Development Bank
2.400%, 10/26/2022	200	194
Oesterreichische Kontrollbank MTN
1.125%, 7/6/2015	150	150
Svenska Handelsbanken
2.875%, 4/4/2017	200	206
Toronto-Dominion Bank
2.375%, 10/19/2016	250	255
Westpac Banking
4.875%, 11/19/2019	200	222
3.000%, 8/4/2015	250	250

		18,839

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Health Care — 0.1%
Johns Hopkins University
5.250%, 7/1/2019	$18	$20
Johnson & Johnson
5.950%, 8/15/2037	300	379
3.375%, 12/5/2023	500	519
Novartis Securities Investment
5.125%, 2/10/2019	150	167
Sanofi
4.000%, 3/29/2021	150	161

		1,246

Industrials — 0.0%
3M MTN
5.700%, 3/15/2037	150	181
General Electric Capital
0.850%, 10/9/2015	500	501

		682

Information Technology — 0.2%
Google
3.625%, 5/19/2021	150	161
Microsoft
2.500%, 2/8/2016	350	354
2.125%, 11/15/2022	500	477
1.625%, 9/25/2015	1,250	1,254
0.875%, 11/15/2017	1,500	1,497

		3,743

Telecommunication Services — 0.0%
Nippon Telegraph & Telephone
1.400%, 7/18/2017	200	200

Utilities — 0.0%
Southern California Gas
5.125%, 11/15/2040	150	171

Total Corporate Obligations (Cost $28,037) ($ Thousands)		27,955

EXCHANGE TRADED FUND — 0.6%
iShares iBoxx Investment Grade Corporate Bond Fund	101,278	11,720

Total Exchange Traded Fund (Cost $11,613) ($ Thousands)		11,720

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Porsche Automobil Holding	342	29
Volkswagen	65	15

		44

Consumer Staples — 0.0%
Henkel & KGaA	1,296	145

Materials — 0.0%
Fuchs Petrolub	1,520	64

Total Preferred Stock (Cost $235) ($ Thousands)		253

	Number of Rights

RIGHTS — 0.0%
Jardine Cycle & Carriage Expires 07/13/15*	689	4
Safeway CVR — Casa Ley*	2,823	3

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
	Number of Rights
Safeway CVR — PDC*		2,823	$—

Total Rights (Cost $—) ($Thousands)			7

	Number of Warrants

WARRANTS — 0.0%
Olam International, Strike Price: $1.291
Expires 12/31/17*		4,698	—

Total Warrants (Cost $—) ($Thousands)			—

CASH EQUIVALENT — 33.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.010%**††		715,177,907	715,178

Total Cash Equivalent (Cost $715,178) ($ Thousands)			715,178

TIME DEPOSITS — 16.8%
Brown Brothers Harriman
2.300%, 07/01/2015	NZD	44	30
1.247%, 07/01/2015	AUD	13	10
0.100%, 07/01/2015	SGD	23	17
0.080%, 07/01/2015	GBP	107	168
0.050%, 07/01/2015	CAD	30	24
0.030%, 07/01/2015 (A)		355,898	355,898
0.005%, 07/01/2015	JPY	17,462	143
0.005%, 07/01/2015	HKD	6	1
0.000%, 07/01/2015	SEK	11	1
(0.245)%, 07/01/2015 @	EUR	977	1,089
(0.300)%, 07/01/2015 @	DKK	19	3
(1.000)%, 07/01/2015 @	CHF	8	8

Total Time Deposits (Cost $357,392) ($ Thousands)			357,392

U.S. TREASURY OBLIGATIONS — 20.7%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29		604	856
3.625%, 04/15/28		824	1,122
2.625%, 07/15/17		685	735
2.500%, 07/15/16		736	763
2.500%, 01/15/29		723	891
2.375%, 01/15/17		235	246
2.375%, 01/15/25		1,342	1,578
2.375%, 01/15/27		1,349	1,614
2.125%, 01/15/19		661	18,718
2.125%, 02/15/41		1,152	1,429
2.000%, 01/15/16		179	181
2.000%, 01/15/26		2,128	2,443
1.875%, 07/15/15		387	388
1.875%, 07/15/19		780	850
1.750%, 01/15/28		2,116	2,398
1.375%, 07/15/18		1,059	1,123
1.375%, 01/15/20		955	1,021
1.250%, 07/15/20		1,252	1,340
1.125%, 01/15/21		1,981	2,096
0.750%, 02/15/42		1,518	1,395
0.625%, 07/15/21		2,288	2,362
0.625%, 01/15/24		2,332	25,679
0.375%, 07/15/23		2,237	36,120

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
0.250%, 01/15/25	$41,655	$40,858
0.125%, 04/15/16	883	887
0.125%, 04/15/17	677	686
0.125%, 04/15/18	1,484	89,978
0.125%, 04/15/19	80,677	81,724
0.125%, 01/15/22	3,868	3,833
0.125%, 07/15/22	977	970
0.125%, 01/15/23	154	151
0.125%, 07/15/24	2,491	29,638
U.S. Treasury Bills (A)(C)
0.085%, 11/27/15	42,750	42,744
0.071%, 12/03/15	42,750	42,742

Total U.S. Treasury Obligations (Cost $441,037) ($ Thousands)		439,559

Total Investments — 94.6% (Cost $2,012,991) ($ Thousands) ‡		$2,011,573

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Amsterdam Index	22	Jul-2015	$(45)
Australian 3-Year Bond	1,112	Sep-2015	753
CAC40 10 Euro	233	Jul-2015	(312)
Canadian 10-Year Bond	1,209	Sep-2015	1,159
CBT T-Bonds	481	Sep-2015	316
Dax Index	60	Sep-2015	7
DJ Euro Stoxx 50 Index	1,152	Sep-2015	(207)
Euro-Bobl	192	Sep-2015	32
Euro-BTP	564	Sep-2015	(1,483)
Euro-Bund	858	Sep-2015	(1,755)
Euro-Buxl 30 Year Bond	33	Sep-2015	(151)
Euro-Schatz	653	Sep-2015	43
FTSE 100 Index	410	Sep-2015	(1,151)
FTSE/JSE Top 40 Index	303	Sep-2015	(9)
Hang Seng Index	112	Jul-2015	(681)
H-shares Index	339	Jul-2015	(1,172)
IBEX 35 Plus Index	81	Jul-2015	(38)
Japanese 10-Year Bond	1,343	Sep-2015	424
KOSPI 200 Index	231	Sep-2015	(241)
Long Gilt 10-Year Bond	788	Sep-2015	(1,173)
MSCI Emerging Index E-MINI	728	Sep-2015	96
OMX Index	115	Jul-2015	(56)
Russell 2000 Index E-MINI	758	Sep-2015	(477)
S&P 500 Index E-MINI	3,654	Sep-2015	(5,905)
S&P Composite Index	9	Sep-2015	(48)
S&P Mid 400 Index E-MINI	289	Sep-2015	(792)
S&P TSE 60 Index	122	Sep-2015	(204)
SGX S&P CNX Nifty Index	72	Jul-2015	1
SPI 200 Index	212	Sep-2015	(490)
Taiwan Index	198	Jul-2015	(79)
Topix Index	590	Sep-2015	(1,119)
U.S. 10-Year Treasury Note	930	Sep-2015	23
U.S. 5-Year Treasury Note	149	Oct-2015	4
U.S. Long Treasury Bond	357	Sep-2015	(1,193)

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Brent Crude Penultimate***	127	Aug-2015	$38
Brent Crude Penultimate***	29	Sep-2015	11
Cocoa***	87	Dec-2015	160
Cocoa***	58	Sep-2015	147
Coffee ‘C’***	118	Sep-2015	(236)
Copper***	66	Sep-2015	74
Corn***	634	Dec-2015	1,723
Cotton No. 3***	210	Dec-2015	307
Crude Oil***	361	Aug-2015	(491)
Feeder Cattle***	77	Aug-2015	(117)
Feeder Cattle***	9	Oct-2015	(9)
Gas***	39	Aug-2015	(46)
Gas Oil ICE***	34	Aug-2015	(124)
Gas Oil ICE***	100	Sep-2015	(91)
Gasoline RBOB***	21	Aug-2015	67
Gold***	466	Aug-2015	(976)
Goldman Sachs Index***	17	Jul-2015	33
Heating Oil***	60	Aug-2015	(40)
Lean Hogs***	46	Aug-2015	(71)
Lean Hogs***	68	Oct-2015	(194)
Live Cattle***	69	Dec-2015	(19)
Live Cattle***	182	Nov-2015	(69)
Live Cattle***	163	Sep-2015	(115)
LME Copper***	146	Dec-2015	(295)
LME Lead***	41	Dec-2015	(166)
LME Nickel***	7	Dec-2015	(59)
LME Nickel***	25	Sep-2015	(160)
LME Primary Aluminum***	495	Dec-2015	(856)
LME Primary Aluminum***	121	Sep-2015	(190)
LME Zinc***	168	Dec-2015	(642)
LME Zinc***	82	Sep-2015	(311)
Natural Gas***	68	Aug-2015	(25)
Natural Gas***	71	Sep-2015	(16)
S&P Mid 400 Index E-MINI***	368	Sep-2015	65
Silver***	185	Sep-2015	(407)
Soybean***	93	Jan-2016	557
Soybean***	30	Nov-2015	177
Soybean Meal***	189	Dec-2015	879
Soybean Oil Futures***	239	Dec-2015	160
Sugar #12***	921	Sep-2015	186
Wheat***	307	Dec-2015	1,361

			$(15,703)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/30/15	AUD	9,200	USD	7,105	$48
7/30/15	JPY	2,256,500	USD	18,272	(178)
7/30/15-9/16/15	CAD	11,060	USD	8,961	105
7/30/15-9/16/15	CHF	4,895	USD	5,246	—
7/30/15-9/16/15	EUR	361,014	USD	403,398	794
7/30/15-9/16/15	GBP	64,132	USD	99,098	(1,706)
7/30/15-9/16/15	HKD	63,349	USD	8,172	—
9/16/15	BRL	3,900	USD	1,184	(36)
9/16/15	CNH	10,800	USD	1,729	(1)
9/16/15	HUF	1,787,100	USD	6,353	39
9/16/15	INR	99,700	USD	1,531	(10)
9/16/15	KRW	8,669,500	USD	7,766	(5)
9/16/15	PLN	54,000	USD	14,397	63
9/16/15	TRY	17,400	USD	6,185	(168)
9/16/15	USD	32,616	BRL	107,200	932
9/16/15	USD	101	CAD	127	—
9/16/15	USD	1,290	CHF	1,202	1
9/16/15	USD	41,248	CNH	257,500	4
9/16/15	USD	30,763	EUR	27,334	(276)
9/16/15	USD	14,508	GBP	9,287	87
9/16/15	USD	2,127	HKD	16,498	1
9/16/15	USD	23,732	HUF	6,660,400	(203)
9/16/15	USD	24,050	INR	1,562,900	111
9/16/15	USD	39,651	KRW	44,077,200	(142)
9/16/15	USD	39,811	PLN	148,500	(395)
9/16/15	USD	41,516	TRY	114,600	326
9/16/15	USD	25,491	ZAR	319,800	507
9/16/15	ZAR	92,000	USD	7,345	(134)
9/17/15	MXN	106,500	USD	6,756	6
9/17/15	USD	27,512	MXN	426,100	(506)

					$(736)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of New York	$(34,429)	$34,479	$50
Citigroup	(378,991)	378,451	(540)
Credit Suisse First Boston	(410,111)	409,590	(521)
JPMorgan Chase Bank	(61,946)	62,203	257
Northern Trust Company	(25,506)	25,376	(130)
State Street	(38,116)	38,264	148

			$(736)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

A list of open OTC swaps agreements held by the Fund at June 30, 2015, are as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Taiex Futures Index	Negative Price Return	Positve Price Return	07/15/15	TWD	6,568	$102
Bank of America	H-Shares Index	Negative Price Return	Positve Price Return	07/30/15	HKD	26,925	(1,258)
JPMorgan Chase Bank	H-Shares Index	Negative Price Return	Positve Price Return	07/30/15	HKD	1,751	(73)
Bank of America	Hang Seng Index	Negative Price Return	Positve Price Return	07/30/15	HKD	11,154	(451)
Bank of America	SGX S&P CNX Nifty Index	Negative Price Return	Positve Price Return	07/30/15		8,837	8
Bank of America	Taiwan Index	Negative Price Return	Positve Price Return	07/30/15		16,636	(147)
JPMorgan Chase Bank	Bovespa Index	Negative Price Return	Positve Price Return	08/13/15	BRL	14,999	(88)
Bank of America	Canadian 10-Year Bond	Negative Price Return	Positve Price Return	09/01/15	CAD	1,906	(20)
Bank of America	Long Gilt 10-Year Bond	Negative Price Return	Positve Price Return	09/01/15	GBP	182	2
Bank of America	U.S. Treasury 10-Year Note	Negative Price Return	Positve Price Return	09/01/15		547,964	(3,489)
Bank of America	Euro-Bund	Negative Price Return	Positve Price Return	09/10/15	EUR	107,374	47
JPMorgan Chase Bank	Swiss Market Index	Negative Price Return	Positve Price Return	09/18/15	CHF	19,190	(252)
Barclays	Brent Crude Penultimate***	Negative Price Return	Positve Price Return	08/14/15		1,411	(22)
Deutsche Bank	Lean Hogs***	Negative Price Return	Positve Price Return	08/18/15		2,053	(120)
Bank of America	Lean Hogs***	Negative Price Return	Positve Price Return	08/18/15		922	(62)
Deutsche Bank	Live Cattle***	Negative Price Return	Positve Price Return	08/20/15		2,784	(89)
Bank of America	Live Cattle***	Negative Price Return	Positve Price Return	08/20/15		11,135	(329)
Barclays	Brent Crude Penultimate***	Negative Price Return	Positve Price Return	09/15/15		1,423	4
Citigroup	Brent Crude Penultimate***	Negative Price Return	Positve Price Return	09/15/15		13,645	(6)
Deutsche Bank	Heating Oil***	Negative Price Return	Positve Price Return	09/29/15		3,279	(89)
Deutsche Bank	Unleaded Gasoline RBOB***	Negative Price Return	Positve Price Return	09/29/15		3,024	(49)
Citigroup	Cocoa***	Negative Price Return	Positve Price Return	09/30/15		1,406	33
Deutsche Bank	Cocoa***	Negative Price Return	Positve Price Return	09/30/15		229	14
Citibank	WTI Crude***	Negative Price Return	Positve Price Return	09/30/15		20,881	(832)
Citigroup	Natural Gas***	Negative Price Return	Positve Price Return	09/30/15		2,302	(25)
Barclays	Gasoil***	Negative Price Return	Positve Price Return	09/30/15		1,333	(43)
Bank of America	Gasoil***	Negative Price Return	Positve Price Return	09/30/15		4,230	(141)
Citigroup	Soybean Oil***	Negative Price Return	Positve Price Return	12/01/15		2,514	76
Bank of America	Soybean Oil***	Negative Price Return	Positve Price Return	12/01/15		3,066	83
Citigroup	Corn***	Negative Price Return	Positve Price Return	12/01/15		108	14
Citigroup	Soybean Meal***	Negative Price Return	Positve Price Return	12/01/15		794	103
Bank of America	Soybean Meal***	Negative Price Return	Positve Price Return	12/01/15		4,905	719
Citibank	Wheat***	Negative Price Return	Positve Price Return	12/01/15		1,617	224
Bank of America	Corn***	Negative Price Return	Positve Price Return	12/16/15		3,150	405
Bank of America	Wheat***	Negative Price Return	Positve Price Return	12/16/15		1,835	274
Citibank	Soybean***	Negative Price Return	Positve Price Return	01/04/16		4,899	531
Bank of America	Soybean***	Negative Price Return	Positve Price Return	01/19/16		4,899	541

							$(4,405)

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Accumulation Fund

June 30, 2015

A list of open centrally cleared swaps agreements held by the Fund at June 30, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation ($ Thousands)
JPMorgan Chase Bank	3-Month USD - LIBOR	2.25%	09/16/2020	$75,829	$426
JPMorgan Chase Bank	3-Month USD - LIBOR	1.50%	09/16/2017	52,500	102
JPMorgan Chase Bank	3-Month USD - LIBOR	1.50%	09/16/2017	177,300	522

					$1,050

For the period ended June 30, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period

Percentages are based on Net Assets of $2,126,352 ($Thousands).

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	The rate shown is the 7-day effective yield as of June 30, 2015.

***	Futures and swap contracts held by Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2015.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(A)	Security, or portion thereof, is held by Accumulation Commodity Strategy Subsidiary, Ltd. as of June 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

BTAN — Bon à Taux Annuel Normalisé

Cl — Class

CAD — Canadian Dollar

CBT — Treasury Bond Futures Total

CHF — Swiss Franc

CNH — Offshore Chinese Yuan

CNX — Credit Rating Information Services of India Limited and National Stock Exchange of India

CVR — Contingent Value Rights

DJ — Dow Jones

DKK — Danish Krone

EAFE — Europe, Australasia and Far East EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBEX — Spanish Exchange Index

INR — Indian Rupee

JPY — Japanese Yen

JSE — Johannesburg Stock Exchange

KOSPI — Korean Stock Exchange

KRW — Korean Wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MXN — Mexican Peso

NY — New York

NZD — New Zealand Dollar

OAT — Obligations Assimilables du Trésor OTC — Over The Counter

OMX — Stockholm 30 Index

PLN — Polish Zloty

RBOB — Reformulated Blendstock for Oxygenate Blending

S&P — Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSE — Tokyo Stock Exchange

TRY — Turkish New Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

ZAR — South African Rand

‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $2,012,991 ($ Thousands), and the unrealized appreciation and depreciation were $30,613 ($ Thousands) and ($32,031) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Sovereign Debt	$3,274	$297,086	$—	$300,360
Foreign Common Stock	97,956	—	7	97,963
Common Stock	61,186	—	—	61,186
Corporate Obligations	—	27,955	—	27,955
Exchange Traded Fund	11,720	—	—	11,720
Preferred Stock	253	—	—	253
Rights	7	—	—	7
Warrants	—	—	—	—
Cash Equivalent	715,178	—	—	715,178
Time Deposits	—	357,392	—	357,392
U.S. Treasury Obligations	—	439,559	—	439,559

Total Investments in Securities	$889,574	$1,121,992	$7	$2,011,573

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$8,803	$—	$—	$8,803
Unrealized Depreciation	(24,506)	—	—	(24,506)
Forwards*
Unrealized Appreciation	—	3,024	—	3,024
Unrealized Depreciation	—	(3,760)	—	(3,760)
OTC Swaps*
Total Return Swaps
Unrealized Appreciation	—	3,180	—	3,180
Unrealized Depreciation	—	(7,585)	—	(7,585)
Centrally Cleared Swaps*
Interest Rate Swaps
Unrealized Appreciation	—	1,050	—	1,050

Total Other Financial Instruments	$(15,703)	$(4,091)	$—	$(19,794)

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

*	Futures, Forwards and Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
COLLATERALIZED DEBT OBLIGATIONS — 22.2%

Financials — 0.1%
Covenant Credit Partners CLO, Ser 2014-1A, Cl C
3.195%, 07/20/2026	$500	$486
WhiteHorse II
0.000%, 06/15/2017 (A) (B)	11	—

		486

Other Asset-Backed Securities — 22.1%
ACA CLO, Ser 2007-1A, Cl C
1.225%, 06/15/2022 (A) (B)	1,650	1,580
ACAS CLO, Ser 2012-1AR, Cl CR
3.531%, 09/20/2023 (A) (B)	2,500	2,500
ACAS CLO, Ser 2013-1A, Cl C
3.025%, 04/20/2025	1,000	977
ACIS CLO, Ser 2013-1A, Cl D
4.775%, 04/18/2024 (A) (B)	800	800
ACIS CLO, Ser 2013-2A, Cl D
4.127%, 10/14/2022 (A) (B)	1,100	1,086
AMMC CLO XI, Ser 2012-11A, Cl SUB
0.000%, 10/30/2023 (B)	2,100	1,320
AMMC CLO XIV, Ser 2014-14A, Cl A3L
3.077%, 07/27/2026 (A) (B)	1,000	982
Ares XXV CLO, Ser 2012-3A, Cl SUB
0.000%, 01/17/2024 (B)	750	489
Ares XXVI CLO, Ser 2013-1A, Cl SUB
0.000%, 04/15/2025 (B)	1,500	975
ARES XXVI CLO, Ser 2013-1A, Cl C
3.025%, 04/15/2025 (A) (B)	750	747
ARES XXVI CLO, Ser 2013-1X, Cl SUB
0.000%, 04/15/2025	500	325
Atlas Senior Loan Fund II, Ser 2012-2A, Cl SUB
0.000%, 01/30/2024 (B)	950	741
Atlas Senior Loan Fund, Ser 2013-2A, Cl A3L
2.974%, 02/17/2026	1,350	1,336
Avery Point III CLO, Ser 2013-3X, Cl COM
0.000%, 01/18/2025 (C)	3,000	2,758
Babson CLO, Ser 2012-2A, Cl SUB
0.000%, 05/15/2023 (B)	3,000	2,214
Babson CLO, Ser 2014-IA, Cl SUB
0.787%, 07/20/2025 (B)	2,400	1,890
Battalion CLO, Ser 2007-1A, Cl D
2.427%, 07/14/2022 (A) (B)	1,900	1,865
Black Diamond CLO Delaware, Ser 2005-2A, Cl D
2.071%, 01/07/2018 (A) (B)	1,800	1,751
Black Diamond CLO Luxembourg, Ser 2007-1A, Cl C
0.969%, 04/29/2019 (A) (B)	1,100	1,032

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
BlackRock Senior Income, Ser 2004-1A, Cl BSIS
0.000%, 09/15/2016 (B) (C)	$950	$—
Callidus Debt Partners CLO Fund VI, Ser 2007-6A, Cl B
1.527%, 10/23/2021 (A) (B)	500	481
Carlyle Global Market Strategies CLO, Ser 2012-3A, Cl SUB
0.000%, 10/14/2024 (B)	750	625
Carlyle Global Market Strategies CLO, Ser 2014-2AR, Cl DR
4.175%, 07/20/2023 (A) (B)	1,000	1,000
Cedarwoods CRE CDO, Ser 2006-1A, Cl A3
0.460%, 07/25/2051	2,666	2,452
Cent CLO 16, Ser 2014-16AR, Cl BR
3.500%, 08/01/2024 (A) (B)	2,500	2,500
Cerberus Offshore Levered I CLO, Ser 2012-1A, Cl C
6.286%, 11/30/2018 (A) (B)	173	173
Cerberus Onshore II CLO, Ser 2014-1A, Cl D
4.425%, 10/15/2023 (A) (B)	750	722
4.275%, 10/15/2023 (A) (B)	250	239
Cerberus Onshore II CLO, Ser 2014-1A, Cl C
3.775%, 10/15/2023 (A) (B)	250	248
3.625%, 10/15/2023 (A) (B)	750	741
COA Summit CLO, Ser 2014-1A, Cl C
4.125%, 04/20/2023 (A) (B)	500	500
ColumbusNova CLO, Ser 2007-1A, Cl D
1.626%, 05/16/2019 (A) (B)	1,500	1,479
Connecticut Valley Structured Credit CDO III, Ser 2006-3A, Cl A3A
0.931%, 03/23/2023 (A) (B)	422	412
Copper River CLO, Ser 2007-1A, Cl INC
0.000%, 01/20/2021 (A) (B)	3,000	851
DIVCORE CLO, Ser 2013-1A, Cl B
4.069%, 11/15/2032 (C)	750	748
Diversified Asset Securitization Holdings II, Ser 2000-1A, Cl A1L
0.776%, 09/15/2035 (A) (B)	137	134
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl SUB
0.000%, 04/15/2027 (B)	1,100	995
Dryden 37 Senior Loan Fund, Ser 2015-37A, Cl Q
0.000%, 04/15/2027 (B)	1,000	969
Dryden XXIII Senior Loan Fund, Ser 2014-23RA, Cl BR
3.225%, 07/17/2023 (A) (B)	1,750	1,759
Duane Street CLO II, Ser 2006-2A, Cl E
4.026%, 08/20/2018 (A) (B)	1,250	1,217
Finn Square CLO, Ser 2012-1A, Cl SUB
0.000%, 12/24/2023 (B)	1,000	747

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Flagship CLO VI, Ser 2007-1A, Cl D
2.682%, 06/10/2021 (A) (B)	$2,000	$1,964
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl C
3.521%, 04/28/2026 (A) (B)	2,500	2,435
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl D
4.775%, 10/15/2026 (A) (B)	1,000	955
Fortress Credit Opportunities V CLO, Ser 2014-5A, Cl C
3.821%, 10/15/2026 (A) (B)	2,250	2,220
Fortress Credit Opportunities VI CLO, Ser 2015-6A, Cl D
5.269%, 10/10/2026 (A) (B)	1,000	1,001
Galaxy XIX CLO, Ser 2015-19A, Cl COMB
0.000%, 01/24/2027 (B)	1,000	943
Gallatin CLO VII, Ser 2014-1A, Cl D
4.035%, 07/15/2023 (A) (B)	500	493
Garrison Funding, CLO, Ser 2013-2A, Cl B
4.926%, 09/25/2023 (A) (B)	250	249
Global Leveraged Capital Credit Opportunity Fund, Ser 2006-1A, Cl C
1.275%, 12/20/2018 (A) (B)	1,550	1,536
Golub Capital Partners CLO, Ser 2014-10AR, Cl CR
3.207%, 10/20/2021 (A) (B)	1,500	1,495
Golub Capital Partners CLO, Ser 2014-18A, Cl C
3.777%, 04/25/2026 (A) (B)	600	587
Golub Capital Partners CLO, Ser 2014-18A, Cl D
4.277%, 04/25/2026 (A) (B)	300	280
Golub Capital Partners CLO, Ser 2014-21A, Cl C
3.577%, 10/25/2026 (A) (B)	1,200	1,168
Golub Capital Partners CLO, Ser 2015-24A, Cl C
4.019%, 02/05/2027 (A) (B)	2,000	1,993
Gramercy Park CLO, Ser 2012-1A, Cl SUB
0.000%, 07/17/2023 (B)	1,100	953
Gramercy Park CLO, Ser 2014-1AR, Cl BR
3.224%, 07/17/2023 (A) (B)	2,700	2,700
Gramercy Park CLO, Ser 2014-1AR, Cl CR
4.283%, 07/17/2023 (A) (B)	600	600
Gramercy Real Estate CDO, Ser 2007-1A, Cl A1
0.554%, 08/15/2056 (A) (B)	3,549	3,241
Grayson CLO, Ser 2006-1A, Cl A2
0.688%, 11/01/2021 (A) (B)	700	654
Great Lakes CLO, Ser 2012-1A, Cl SUB
0.000%, 01/15/2023 (B)	1,000	740
Great Lakes CLO, Ser 2014-1A, Cl C
3.975%, 04/15/2025 (A) (B)	2,500	2,500

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Great Lakes CLO, Ser 2014-1A, Cl D
4.475%, 04/15/2025 (A) (B)	$500	$480
Greywolf CLO III, Ser 2014-1A, Cl B
3.125%, 04/22/2026 (A) (B)	750	739
GSC Partners CDO Fund V, Ser 2004-5A
0.000%, 11/20/2016 (A) (B)	2	—
GSC Partners CDO Fund V, Ser 2004-5I
0.000%, 11/20/2016 (A) (B)	0	—
Halcyon Loan Investors CLO II, Ser 2007-2A, Cl C
1.678%, 04/24/2021 (A) (B)	500	482
Helios Series I Multi Asset, Ser 2001-1A, Cl B
1.295%, 12/13/2036 (A) (B)	922	878
Highland Park CDO I, Ser 2006-1A, Cl A1
0.563%, 11/25/2051 (A) (B)	881	846
Katonah, Ser 2007-10A, Cl D
2.286%, 04/17/2020 (A) (B)	500	491
Kingsland CLO III, Ser 2006-3A, Cl C1
1.882%, 08/24/2021 (A) (B)	1,350	1,284
KKR Financial CLO, Ser 2007-1A, Cl D
2.524%, 05/15/2021 (A) (B)	2,600	2,579
KVK CLO, Ser 2013-1A, Cl SUB
0.000%, 04/14/2025 (B)	3,500	2,381
KVK CLO, Ser 2014-1A, Cl C
3.174%, 05/15/2026 (A) (B)	1,000	979
KVK CLO, Ser 2014-2A, Cl C
3.275%, 07/15/2026 (A) (B)	1,000	988
Lime Street CLO, Ser 2007-1A, Cl D
2.781%, 06/20/2021 (A) (B)	750	721
Marathon CLO II, Ser 2005-2A, Cl INC
0.000%, 12/20/2019 (B)	750	27
Marathon CLO, Ser 2014-6A, Cl B
3.127%, 05/13/2025	1,000	979
MCF CLO III, Ser 2014-3A, Cl D
3.462%, 01/20/2024 (A) (B)	250	230
MCF CLO IV, Ser 2014-1A, Cl E
6.197%, 10/15/2025 (A) (B)	500	454
Mountain Hawk II CLO, Ser 2013-2A, Cl D
3.425%, 07/22/2024 (A) (B)	1,000	935
Mountain Hawk II CLO, Ser 2013-2A, Cl C
2.875%, 07/22/2024 (A) (B)	1,000	960
MT Wilson CLO II, Ser 2007-2A, Cl D
3.026%, 07/11/2020 (A) (B)	5,000	4,916
MWAM CBO, Ser 2001-1A, Cl C2
14.092%, 01/30/2031 (B)	1,631	1,802
MWAM CBO, Ser 2001-1A, Cl C1
5.105%, 01/30/2031 (A) (B)	2,117	2,021
Neuberger Berman CLO, Ser 2012-12A, Cl SUB
0.419%, 07/25/2023 (B)	3,200	2,101
Neuberger Berman CLO, Ser 2012-12AR, Cl CR
3.377%, 07/25/2023	2,000	2,009

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl D
4.527%, 07/25/2025 (A) (B)	$750	$727
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl C1
3.577%, 07/25/2025 (A) (B)	1,000	967
Newstar Commercial Loan Funding, Ser 2013-1A, Cl D
4.831%, 09/20/2023 (A) (B)	600	584
Newstar Commercial Loan Funding, Ser 2013-1A, Cl E
5.581%, 09/20/2023 (A) (B)	250	249
Newstar Commercial Loan Trust, Ser 2007-1A, Cl C
1.583%, 09/30/2022 (A) (B)	500	478
Newstar Trust, Ser 2012-2A, Cl D
6.525%, 01/20/2023 (A) (B)	500	505
N-Star CDO VIII, Ser 2006-8A, Cl A2
0.544%, 02/01/2041 (A) (B)	1,000	928
N-Star CDO VIII, Ser 2006-8A, Cl A1
0.475%, 02/01/2041	1,639	1,601
Oaktree EIF II, Ser 2014-A2, Cl C
0.218%, 11/15/2025 (A) (B)	1,000	1,000
OCP CLO, Ser 2014-6A, Cl B
3.374%, 07/17/2026 (A) (B)	1,000	1,000
Octagon Loan Funding, Ser 2014-1A, Cl SUB
1.124%, 11/18/2026 (B)	1,000	789
Palmer Square CLO, Ser 2014-1A, Cl B
2.824%, 10/17/2022 (A) (B)	1,000	981
Pangaea CLO, Ser 2007-1A, Cl B
1.276%, 10/21/2021 (A) (B)	500	485
Primus CLO II, Ser 2007-2A, Cl C
1.225%, 07/15/2021 (A) (B)	1,500	1,445
Putnam Structured Product Funding CDO, Ser 2002-1A, Cl A2
0.865%, 01/10/2038 (A) (B)	925	865
Race Point CLO, Ser 2007-4A, Cl D
2.278%, 08/01/2021 (A) (B)	750	749
Race Point CLO, Ser 2014-5AR, Cl DR
4.036%, 12/15/2022 (A) (B)	1,600	1,597
RAIT CRE CDO I, Ser 2006-1X, Cl A1B
0.517%, 11/20/2046 (A)	2,058	1,882
Rockwall CDO II, Ser 2007-1A, Cl A1LB
0.828%, 08/01/2024 (A) (B)	3,400	3,159
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.778%, 08/01/2021 (A) (B)	1,700	1,668
Rockwall CDO, Ser 2006-1A, Cl A2L
0.928%, 08/01/2021 (A) (B)	200	190
Salus CLO, Ser 2013-1AN, Cl DN
6.985%, 03/05/2021 (A) (B)	250	249
Shackleton CLO, Ser 2012-2A, Cl D
4.325%, 10/20/2023 (A) (B)	1,000	1,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Steele Creek CLO, Ser 2014-1A, Cl C
3.481%, 08/21/2026 (A) (B)	$500	$494
Suane Street CLO, Ser 2007-4A, Cl D
2.525%, 11/14/2021	1,850	1,820
TCW Global Project Fund II, Ser 2004-1A, Cl A2A
1.625%, 06/15/2016 (A) (B) (C)	33	33
TCW Global Project Fund III, Ser 2005-1A, Cl A2
1.134%, 09/01/2017 (A) (B) (C)	265	261
Telos CLO, Ser 2013-3A, Cl D
4.524%, 01/17/2024 (A) (B)	1,050	1,050
Telos CLO, Ser 2014-6A, Cl C
3.274%, 01/17/2027 (A) (B)	3,000	2,944
TICP CLO II, Ser 2014-2A, Cl B
3.257%, 07/20/2026 (A) (B)	600	599
Treman Park CLO, Ser 2015-1A, Cl COM
0.000%, 04/20/2027 (B)	3,000	2,843
Tricadia CDO, Ser 2006-6A, Cl A2L
1.029%, 11/05/2041 (A) (B)	366	363
Venture XIV CLO, Ser 2013-14A, Cl C
3.036%, 08/28/2025 (A) (B)	500	491
Venture XV CLO, Ser 2013-15A, Cl C
3.331%, 07/15/2025 (A) (B)	250	249
Vibrant CLO II, Ser 2013-2A, Cl B
3.028%, 07/24/2024 (A) (B)	1,000	980
West CLO, Ser 2013-1A, Cl B
3.176%, 11/07/2025 (A) (B)	1,000	986
West CLO, Ser 2013-1A, Cl SUB
2.907%, 11/07/2025 (B)	1,350	906

		139,466

Total Collateralized Debt Obligations (Cost $144,627) ($ Thousands)		139,952

LOAN PARTICIPATIONS — 18.5%
1-800 Contacts, Term Loan, 1st Lien
4.250%, 01/29/2021	693	691
AABS, Bridge Term Loan
4.875%, 01/15/2038 (C)	854	869
ABG Intermediate Holdings 2
0.000%, 05/27/2021	141	140
ABG Intermediate Holdings 2, Cov-Lite, 1st Lien
5.500%, 05/27/2021	495	493
Acosta HoldCo
0.000%, 09/26/2019 (E)	2,000	(25)
Active Network, 1st Lien Term Loan
5.500%, 11/13/2020	470	463
Advanced Computer, 2nd Lien, Term Loan
10.500%, 01/31/2023	750	728
Advantage Sales 7/14 Term Loan
4.250%, 07/23/2021	2	2

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Advantage Sales and Marketing, 1st Lien
4.250%, 07/23/2021	$1,730	$1,721
Advantage Sales and Marketing, Revolver Loan
0.500%, 07/25/2019 (E)	375	(52)
Advantage Sales, 1st Lien
4.250%, 07/23/2021	4	4
Aircell Business Aviation Services, 1st Lien
7.500%, 03/21/2018	248	248
Akorn, 1st Lien Term Loan B
4.500%, 04/16/2021	547	548
Albertsons Holdings, 1st Lien
5.500%, 08/25/2021	2,500	2,510
Alexander Mann Solutions, 1st Lien
5.750%, 12/20/2019	346	342
AlliedBarton Security Services, Term Loan, 1st Lien
4.250%, 02/12/2021	907	905
AmWINS Group, 1st Lien Term Loan B
5.250%, 09/06/2019	46	47
AmWINS Group, Cov-Lite, 1st Lien
5.250%, 09/06/2019	101	102
ANVC Merger, 1st Lien Term Loan
5.500%, 02/18/2021	494	491
Araren, 2nd Lien Term Loan
9.250%, 08/18/2021	500	499
Arctic Glacier, Cov-Lite, 1st Lien
6.000%, 05/10/2019	311	309
Aspect Software
7.250%, 05/07/2016	550	543
Assured Partners, 1st Lien Term Loan
4.500%, 04/02/2021	547	547
Assured Partners, 2nd Lien Term Loan
7.750%, 04/02/2022	100	98
Atkore Cov-Lite, 1st Lien Term Loan
4.500%, 04/09/2021	1,290	1,245
Atkore, Cov-Lite, 2nd Lien Term Loan
7.750%, 10/09/2021	350	327
Authentic Brands Cov-Lite, 1st Lien, Term Loan
0.000%, 05/27/2021 (D) (E)	58	1
Avaya, 1st Lien
6.250%, 05/29/2020	1,065	1,028
Avaya, Term Loan B3
4.685%, 10/26/2017	1,899	1,882
BJ’s Wholesale Club
4.500%, 09/26/2019	1,611	1,608
Bonne Terre Limited Sky, Cov-lite 1st Lien
6.500%, 02/09/2022	650	1,020
Brickman Group Holdings, 1st Lien Term Loan
4.000%, 12/18/2020	1,191	1,182
California Pizza Kitchen, Term Loan
5.250%, 03/29/2018	232	229

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CAMP Systems, 1st Lien Term Loan, Cov-Lite
4.750%, 05/31/2019	$148	$148
CAMP Systems, 2nd Lien Term Loan, Cov-Lite
8.250%, 11/29/2019	200	200
Capital Automotive
6.000%, 04/30/2020	210	213
Carcore National, 1st Lien Term Loan
5.500%, 03/05/2021	2,684	2,689
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl A1
5.250%, 02/15/2029 (C)	2,319	2,294
Castlelake Aircraft Securitization Trust, Ser 2014-1, Cl B
7.500%, 02/15/2029 (C)	1,546	1,558
Cengage Learning Acquisitions, 1st Lien Term Loan
7.000%, 03/31/2020	891	891
Ceridian HCM Holding, 1st Lien
0.003%, 09/15/2020	465	460
Ceva Group PLC, 1st Lien Term Loan
6.500%, 03/19/2021	1,126	1,051
Ceva Intercompany BV, 1st Lien Term Loan
6.500%, 03/19/2021	482	450
Ceva Logistics, 1st Lien Term Loan
6.500%, 03/19/2021	83	78
CHG Healthcare Services, 1st Lien
4.250%, 11/19/2019	1,062	1,060
CompuCom Systems, Term Loan
4.250%, 05/07/2020	931	861
Connolly Cov-Lite, 1st Lien Term Loan
5.000%, 05/14/2021	1,493	1,495
CTI Foods, 1st Lien Term Loan
4.500%, 06/12/2020	199	194
CTI Foods, 2nd Lien Term Loan
8.250%, 06/28/2021	380	370
Cumulus Media, 1st Lien
4.250%, 12/23/2020	396	376
Cunningham Lindsey Cov-Lite, 1st Lien
5.000%, 12/10/2019	196	191
DAE Aviation Holdings
0.000%, 06/24/2022 (D)	1,000	998
Deltek Systems, 1st Lien Term Loan
4.500%, 10/10/2018	432	432
Dematic Cov-Lite, 1st Lien
4.250%, 12/28/2019	1,228	1,222
Diamond Foods, Cov-Lite, 1st Lien
4.250%, 08/20/2018	1,086	1,084
DJO Finance 4/15 TL
4.250%, 06/08/2020	245	245
Doncaster PLC, 2nd Lien Term Loan
9.500%, 10/09/2020	138	137
Endurance International, 1st Lien
5.000%, 11/09/2019	786	782

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Equinox Fitness Club, Term Loan B
5.000%, 01/31/2020	$673	$676
Evergreen Skillsoft, 1st Lien
5.750%, 04/28/2021	3	3
EXE Castle, 2nd Lien Term Loan
7.250%, 04/05/2021	150	146
Exopack, 1st Lien Term Loan B, Cov-Lite
5.250%, 05/08/2019	198	198
Expert Global
8.000%, 04/02/2018	447	446
EyeMart Express
5.000%, 12/16/2021	1,000	1,005
Fender Musical Instruments, 1st Lien Term Loan
5.750%, 04/03/2019	204	204
Filtration Group, 1st Lien, Cov-Lite
4.500%, 11/20/2020	525	524
First Advantage, 2nd Lien Term Loan
10.500%, 08/28/2019 (C)	150	149
First Advantage, Cov-Lite, Term Loan B
6.250%, 02/13/2019	684	680
First Data, 1st Lien Extended Term Loan
4.168%, 03/24/2021	700	701
First Data, 1st Lien Term Loan
3.687%, 03/23/2018	780	777
Fitness International
5.500%, 07/01/2020	697	668
Flakt Woods Group Hybrid Term Loan, 2nd Lien
4.750%, 03/20/2017 (C)	654	716
Flexera Software, 1st Lien Term Loan, Cov-Lite
4.500%, 04/02/2020	386	386
Flexera Software, 2nd Lien, Cov-Lite
8.000%, 04/02/2021	150	149
FMG Resources Property, Cov-Lite, 1st Lien
3.750%, 06/30/2019	3,942	3,492
Gates Global LLC
4.250%, 07/05/2021	998	981
GCA Services Group, Cov-Lite, 1st Lien Term Loan
4.250%, 11/01/2019	88	87
GCA Services Group, Cov-Lite, 2nd Lien Term Loan
9.250%, 10/11/2020	120	119
GlobalLogic Holdings, 1st Lien Term Loan B
6.250%, 05/31/2019	297	296
Go Daddy Cov-Lite, 1st Lien Term Loan
4.250%, 05/13/2021	594	594
GOGO LLC
11.250%, 06/21/2017	462	478
Goodpack Cov-Lite, 1st Lien Term Loan
4.750%, 09/09/2021	700	681

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Greenway Medical Technologies, 1st Lien Term Loan
9.250%, 11/04/2021	$100	$98
6.000%, 11/04/2020	891	891
Gypsum Cov-Lite, 1st Lien Term Loan
4.750%, 04/01/2021	1,195	1,149
Hardware Holdings, Interactive Date Cov-Lite, 1st Lien Term Loan
6.750%, 03/30/2020	998	970
HDV Holdings, Term Loan
5.750%, 12/18/2018	180	178
Hearthside Food Solutions, 1st Lien Term Loan
4.500%, 06/02/2021	498	498
Hoffmaster Group, 1st Lien Term Loan
5.300%, 05/09/2020	746	745
Hostess Brands, Term Loan B
6.750%, 04/09/2020	99	100
Hub International, 1st Lien Term Loan B
4.000%, 10/02/2020	1,390	1,378
Hyland Software, 1st Lien Term Loan
4.750%, 02/19/2021	259	259
Interactive Date, Cov-Lite, 1st Lien Term Loan
4.750%, 05/02/2021	995	997
Interline Brands, 1st Lien Term Loan
4.000%, 03/17/2021	1,589	1,571
Intertrust Group, 1st Lien Term Loan
4.525%, 04/16/2021	500	499
Intertrust Group, 2nd Lien Term Loan
8.000%, 04/15/2022	1,700	1,691
Intrawest Holdings
0.375%, 12/10/2018 (C)	200	—
Intrawest, 1st Lien Term Loan
5.500%, 12/09/2020 (E)	477	478
J Crew Group, 1st Lien
4.000%, 03/05/2021	609	524
J Crew Group, Term Loan B
4.000%, 03/05/2021	287	247
Jacobs Entertainment, 1st Lien Term Loan
5.250%, 10/29/2018	387	385
Jazz Acquisition Wencor, Cov-Lite
0.500%, 06/19/2019	291	5
Knowledge Universe Education, 1st Lien Term Loan
5.250%, 03/18/2021	794	795
Kronos, Incremental Term Loan
4.500%, 10/30/2019	363	363
Landest Software, 1st Lien
5.000%, 02/25/2020	644	642
Learning Care Group, 1st Lien
5.500%, 05/05/2021	1,493	1,494

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Lineage Logistics, 1st Lien Term Loan, Cov-Lite
4.500%, 04/07/2021	$2,164	$2,120
Lions Gate, 2nd Lien
5.000%, 03/17/2022	547	546
Lions Gate, 2nd Lien, Term Loan
5.000%, 03/11/2022	3	3
McJunkin Red Man, 1st Lien Term Loan B
5.000%, 11/08/2019	429	426
Men’s Warehouse
4.500%, 06/18/2021	537	537
Mergermarket, 1st Lien Term Loan
4.500%, 02/04/2021	744	729
Minimax GmbH & Co., Term Loan B1
4.250%, 08/14/2020	348	346
MISYS, 1st Lien Term Loan
5.000%, 12/12/2018	788	789
MISYS, 2nd Lien
12.000%, 06/12/2019	350	380
Mitchell International, 2nd Lien Term Loan, Cov-Lite
8.500%, 10/11/2021	1,150	1,146
Murray Energy Cov-Lite, Term Loan
8.750%, 09/12/2019 (C)	303	301
NANA Development, 1st Lien Term Loan
8.000%, 03/15/2018	217	211
National Veterinary Associates, Cov-Lite, 1st Lien Term Loan
4.750%, 08/14/2021	748	748
National Veterinary Associates, Cov-Lite, 2nd Lien Term Loan
8.000%, 08/14/2022	250	250
National Vision, 1st Lien Term Loan, Cov-Lite
4.000%, 03/12/2021	1,287	1,259
Navistar International
5.750%, 08/17/2017	118	118
Nes Global Talent, 1st Lien Term Loan
6.500%, 10/03/2019	992	933
Nord Anglia Education, 1st Lien Term Loan
4.500%, 03/31/2021	1,195	1,194
One Call Medical, 1st Lien Term Loan
5.000%, 11/27/2020	874	859
P2 Energy Solutions, Cov-Lite, 1st Lien Term Loan
5.000%, 10/30/2020	1	1
Packers Sanitation Services, 1st Lien
5.000%, 11/25/2021	1,000	1,005
Panda Temple Power, 1st Lien Term Loan B
7.250%, 04/03/2019	350	329
Paradigm
4.750%, 07/30/2019	1	1
Pelican Products
9.250%, 04/09/2021	1,000	990

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Performance Food Group, Cov-Lite, 2nd Lien Term Loan
6.750%, 11/07/2019	$401	$402
6.250%, 11/14/2019	785	786
Phillips-Medisize, 1st Lien
4.750%, 06/16/2021	498	497
Pierre Foods, 2nd Lien Term Loan
9.500%, 10/02/2017	326	330
Pierre Foods, Term Loan, 1st Lien
5.750%, 07/10/2017	360	361
Pipeline Supply & Service, 1st Liean Term Loan
5.500%, 01/28/2020	272	218
Reddy Ice, 1st Lien Term Loan
7.750%, 05/01/2019	0	—
6.750%, 05/01/2019	344	304
Reddy Ice, 2nd Lien Term Loan
10.750%, 11/01/2019	225	172
Rexam PLC, 1st Lien Term Loan
8.000%, 05/02/2022	650	649
4.250%, 05/03/2021	995	994
Rise, Term Loan
4.750%, 02/12/2039 (C)	2,750	2,778
Rite Aid, Unfunded Bridge Loan, 1st Lien
0.000%, 02/10/2016 (E)	1,200	—
Road Infrastructure Investments, 1st Lien Term Loan
4.250%, 03/31/2021	744	730
Road Infrastructure Investments, 2nd Lien Term Loan
7.750%, 09/30/2021	200	188
Sabre Holdings
4.000%, 02/15/2019	585	584
Sears Holdings, 1st Lien Term Loan
5.500%, 06/30/2018	493	485
Servicemaster, 1st Lien Term Loan
4.250%, 07/01/2021	1,147	1,146
Shields Finance, 1st Lien Term Loan B
5.000%, 01/29/2021	1,489	1,491
SI Organization, 1st Lien Term Loan
5.750%, 11/23/2019	439	441
Signode Industrial Group
3.750%, 05/01/2021	947	935
0.048%, 05/01/2021	1,344	1,328
Sirva Worldwide, Term Loan
7.500%, 03/27/2019	833	835
Smart & Final, 1st Lien Term Loan, Cov-Lite
4.750%, 11/15/2019	749	747
Southern Graphic Systems
4.250%, 10/17/2019	239	239
Southern Graphic Systems, 1st Lien
4.250%, 10/17/2019	169	168

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Sparta Systems
7.750%, 07/28/2020 (C)	$697	$691
Syncreon Holdings, 1st Lien Term Loan B
5.250%, 10/28/2020	644	542
Texas Competitive Electric Holdings
3.750%, 05/05/2016	139	139
Texas Competitive Electric Holdings, Delayed Term Loan 1st Lien
3.750%, 05/05/2016	144	144
The Harvard Drug Group, Term Loan B
5.000%, 10/29/2019	580	580
The Nieman Marcus Group, 1st Lien Term Loan
4.250%, 10/25/2020	1,487	1,476
The Telx Group
7.500%, 04/09/2021	300	300
4.500%, 04/09/2020	995	990
ThermaSys, Term Loan 1st Lien
5.250%, 05/03/2019	361	360
TI Group Automotive Systems, 1st Lien
4.250%, 07/02/2021	269	268
Tibo Balboa Merger, Cov-Lite, Term Loan BL1
6.500%, 11/25/2020	2,000	1,997
TMS International, 1st Lien, Cov-Lite
4.500%, 10/16/2020	396	395
Townsquare Media, Cov-Lite, Term Loan
8.750%, 09/12/2019 (C)	4	4
Travelport
5.750%, 09/02/2021	1,990	1,992
TSAM Delaware, 1st Lien
8.750%, 09/12/2019 (C)	370	367
Univision Communications, Term Loan C3
4.000%, 03/01/2020	992	984
V Group Cov-Lite, 1st Lien
5.000%, 06/25/2021	249	249
Vencore
5.750%, 11/23/2019	29	29
Wall Street Systems Delaware, Cov-Lite, 1st Lien
4.500%, 04/30/2021	2,157	2,153
Wencor Cov-Lite, 1st Lien
3.681%, 06/19/2019 (E)	159	156
WTG Holdings III
4.750%, 01/15/2021	495	493

Total Loan Participations (Cost $117,487) ($ Thousands)		116,675

ASSET-BACKED SECURITIES — 17.0%

Credit Cards — 0.0%
Citi Holdings Liquidating Unrated Performing Assets, Ser 2012-BIZ, Cl A
0.228%, 12/15/2049 (B) (C)	202	168

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Mortgage Related Securities — 0.9%
Asset-Backed Securities Home Equity, Ser 2004-HE8, Cl M1
1.237%, 12/25/2034 (A)	$663	$637
GSAA Home Equity Trust, Ser 2005-10, Cl M4
0.837%, 06/25/2035 (A)	950	867
GSAA Home Equity Trust, Ser 2006-14, Cl A3A
0.437%, 09/25/2036 (A)	622	381
GSAA Home Equity Trust, Ser 2006-18, Cl AF5A
6.002%, 11/25/2036	2,991	1,994
GSAA Home Equity Trust, Ser 2007-7, Cl A4
0.457%, 07/25/2037 (A)	1,172	990
Home Equity Asset Trust, Ser 2005-7, Cl M1
0.637%, 01/25/2036 (A)	800	725
New Century Home Equity Loan Trust, Ser 2004-4, Cl M2
0.982%, 02/25/2035 (A)	365	318
New Century Home Equity Loan Trust, Ser 2005-1, Cl M2
0.907%, 03/25/2035 (A)	0	—

		5,912

Other Asset-Backed Securities — 16.1%
AASET, Ser 2014-1, Cl A
5.125%, 12/15/2029 (A)	5,394	5,351
AASET, Ser 2014-1, Cl B
7.375%, 12/15/2029 (A)	5,149	5,149
ACE Securities Home Equity Loan Trust, Ser 2006-ASP2, Cl A2D
0.467%, 03/25/2036 (A)	1,750	1,568
Aerco, Ser 2000-2A, Cl A3
1.335%, 07/15/2025 (A) (C)	834	335
AIM Aviation Finance, Ser 2015-1A, Cl B1
5.072%, 02/15/2040 (B)	976	970
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.736%, 03/15/2019 (A) (B)	1,377	554
ALM VI, Ser 2012-6A
0.000%, 06/14/2023 (F)	500	450
ALM VII, Ser 2013-7R2A, Cl B
2.878%, 04/24/2024 (A) (B)	1,250	1,244
ALM VII, Ser 2013-7RA, Cl C
3.728%, 04/24/2024 (A) (B)	1,250	1,229
ALM XIV, Ser 2014-14A, Cl B
3.229%, 07/28/2026 (A) (B)	1,000	1,001
ALM XIV, Ser 2014-14A, Cl C
3.729%, 07/28/2026 (A) (B)	1,250	1,200
Avalon IV Capital, Ser 2014-1AR, Cl DR
4.124%, 04/17/2023 (A) (B)	750	750
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.486%, 11/14/2033 (A) (B)	704	598
Brad, Ser 2014-1, Cl B
5.438%, 03/12/2026 (C)	966	964

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CIFC Funding
2.984%, 12/05/2024	$1,250	$1,247
CIFC Funding, Ser 2006-1BA, Cl B2L
4.281%, 12/22/2020 (A) (B)	1,000	993
CIFC Funding, Ser 2014-1A, Cl C
3.075%, 04/18/2025 (A) (B)	750	738
CIFC Funding, Ser 2014-1AR, Cl A3R
3.345%, 08/14/2024 (A) (B)	1,000	992
CIT Mortgage Loan Trust, Ser 2007-1, Cl 2A3
1.637%, 10/25/2037 (A) (B)	4,700	4,487
Connecticut Valley Structured Credit, Ser 2006-3A, Cl B2
6.676%, 03/23/2023	442	440
Credit Suisse Mortgage Trust, Ser 14-SURF, Cl E
3.286%, 02/15/2029	3,150	3,149
ECAF I, Ser 2015-1A, Cl B1
5.802%, 06/15/2040 (B)	4,750	4,745
Emerald Aviation Finance, Ser 2013-1, Cl B
6.350%, 10/15/2038 (B)	1,344	1,377
First Frankin Mortgage Loan Trust, Ser 2006-FF1, Cl 2A4
0.527%, 01/25/2036 (A)	500	443
Fortress Credit Funding V CLO
3.920%, 08/15/2022	2,000	1,993
Fortress Credit Investments IV, Ser 2015-4A, Cl D
3.824%, 07/17/2023 (A) (B)	1,000	975
GCAT, Ser 2014-2, Cl A1
3.721%, 10/25/2019 (B)	4,985	5,014
GreenPoint Mortgage Funding Trust, Ser 2005-HE4, Cl M1
0.892%, 07/25/2030 (A)	2,463	2,359
GSAMP Trust, Ser 2005-HE6, Cl M1
0.627%, 11/25/2035 (A)	2,850	2,649
Halcyon Loan Advisors Funding, Ser 2012-1A, Cl B
3.274%, 08/15/2023 (A) (B)	500	496
Halcyon Loan Advisors Funding, Ser 2012-2A, Cl C
3.131%, 12/20/2024 (A) (B)	500	492
Kingsland IV, Ser 2007-4A, Cl D
1.726%, 04/16/2021 (A) (B)	500	458
LCM X, Ser 2014-10AR, Cl DR
4.020%, 04/15/2022 (A) (B)	1,000	1,002
LCM X, Ser 5A, Cl D
1.631%, 03/21/2019	500	489
Nationstar HECM Loan Trust 2015-1A, Ser 2015-1A, Cl A
3.844%, 05/25/2018 (B)	1,710	1,710

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nationstar HECM Loan Trust, Ser 2014-1A, Cl A
4.500%, 11/25/2017 (B)	$4,296	$4,319
Newstar Commercial Loan Funding, Ser 2014-1A, Cl C
3.875%, 04/20/2025 (A) (B)	1,500	1,496
Newstar Commercial Loan Funding, Ser 2014-1A, Cl D
5.025%, 04/20/2025 (A) (B)	750	750
Newstar Commercial Loan Funding, Ser 2015-1A, Cl C
4.163%, 01/20/2027 (A) (B)	1,000	997
Northwoods Capital XIV, Ser 2014-14A, Cl B
2.692%, 11/12/2025 (A) (B)	1,500	1,500
Northwoods Capital XIV, Ser 2014-14A, Cl C
3.582%, 11/12/2025 (A) (B)	1,500	1,504
NRPL Trust, Ser 2015-1A, Cl A1
3.875%, 11/01/2054 (B)	2,886	2,894
Octagon Investment Partners X, Ser 2006-10A, Cl D
1.675%, 10/18/2020 (A) (B)	1,250	1,202
Octagon Investment Partners XV, Ser 2013-1A, Cl C
3.125%, 01/19/2025 (A) (B)	500	498
OHA Credit Partners IX, Ser 2013-9A, Cl ACOM
0.000%, 10/20/2025 (B)	2,000	1,858
OHA Credit Partners VII, Ser 2012-7A, Cl D
4.276%, 11/20/2023 (A) (B)	1,000	1,000
OZLM Funding V, Ser 2013-5A, Cl B
3.274%, 01/17/2026 (A) (B)	750	745
Palmer Square CLO 2014-1, Ser 2014-1A, Cl C
4.124%, 10/17/2022 (A) (B)	2,000	1,991
Portola CLO, Ser 2007-1A, Cl D
3.774%, 11/15/2021 (A) (B)	1,000	1,001
Sands Point Funding, Ser 2006-1A, Cl D
2.025%, 07/18/2020 (A) (B)	500	479
Saxon Asset Securities Trust, Ser 2005-4, Cl M1
0.627%, 11/25/2037 (A)	1,650	1,427
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC6, Cl A4
0.357%, 01/25/2037 (A)	750	628
Structured Asset Securities Mortgage Loan Trust, Ser 2006-OPT1, Cl A5
0.447%, 04/25/2036 (A)	1,700	1,554
Structured Asset Securities Mortgage Loan Trust, Ser 2007-BC1, Cl A4
0.317%, 02/25/2037 (A)	1,850	1,614
Triaxx Prime CDO 2006-2, Ser 2006-2A, Cl A1A
0.447%, 10/02/2039 (A) (B)	8,305	7,742

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Turbine Engines Securitization, Ser 2013-1A, Cl A
5.125%, 12/13/2048 (B) (C)	$1,025	$1,023
Turbine Engines Securitization, Ser 2013-1A, Cl B
6.375%, 12/15/2048 (C)	614	624
VOLT, Ser 2015-NPL3, Cl A1
3.375%, 10/25/2058 (B)	3,654	3,646
Wachovia Asset Securitization Issuance II, Ser 2007-HE1, Cl A
0.327%, 07/25/2037 (A) (B)	875	782
Willis Engine Securitization Trust II, Ser 2012-A, Cl A
5.500%, 09/15/2037 (B) (C)	1,681	1,662
Witeh, Ser 2014-1A, Cl C
3.028%, 05/01/2026	1,000	984

		101,531

Total Asset-Backed Securities (Cost $107,899) ($ Thousands)		107,611

CORPORATE OBLIGATIONS — 15.0%

Consumer Discretionary — 0.9%
Checkers Drive-In Restaurants
11.000%, 12/01/2017 (B)	575	621
MDC Partners
6.750%, 04/01/2020 (B) (G)	3,535	3,522
PF Chang’s China Bistro
10.250%, 06/30/2020 (B)	160	166
R&R Ice Cream
8.250%, 05/15/2020	300	232
Seminole Hard Rock Entertainment
5.875%, 05/15/2021 (B)	300	303
SITEL
11.000%, 08/01/2017 (B)	750	761

		5,605

Consumer Staples — 1.5%
Bumble Bee Holdings
9.000%, 12/15/2017 (B) (G)	1,566	1,642
Central Garden and Pet
8.250%, 03/01/2018 (G)	1,910	1,956
HRG Group
7.875%, 07/15/2019 (G)	1,999	2,109
KeHE Distributors
7.625%, 08/15/2021 (B)	550	578
Vector Group
7.750%, 02/15/2021 (G)	3,050	3,263

		9,548

Energy — 2.0%
Atlas Energy Holdings Operating
9.250%, 08/15/2021 (G)	1,250	938
7.750%, 01/15/2021	789	576

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Breitburn Energy Partners
9.250%, 05/18/2020 (C)	$813	$866
Carrizo Oil & Gas
7.500%, 09/15/2020	500	526
Comstock Resources
10.000%, 03/15/2020 (B)	600	541
Consol Energy
8.000%, 04/01/2023 (B) (G)	1,000	950
ContourGlobal Power Holdings
7.125%, 06/01/2019 (B) (G)	1,650	1,728
Dynagas LNG Partners
6.250%, 10/30/2019	1,800	1,692
Penn Virginia Resource Partners
8.375%, 06/01/2020 (G)	1,024	1,111
SandRidge Energy
8.750%, 06/01/2020 (B)	1,850	1,679
8.125%, 10/15/2022	270	115
Schahin II Finance
5.875%, 09/25/2022 (B)	1,737	695
Ultra Resources
4.510%, 10/12/2020 (B) (C)	500	445
Unit
6.625%, 05/15/2021	420	407

		12,269

Financials — 8.4%
Bank of America
6.250%, 09/29/2049 (A)	2,200	2,190
6.100%, 12/29/2049 (A) (G)	1,600	1,576
5.125%, 12/31/2049 (A)	4,400	4,328
Barclays
8.250%, 12/31/2099 (A)	750	791
Cadence Financial
4.875%, 06/28/2019 (B)	1,750	1,763
CIC Receive Master Trust
4.890%, 10/07/2021 (C)	2,800	2,828
Citigroup
5.950%, 12/29/2049 (A) (G)	1,250	1,231
5.950%, 12/31/2049 (A)	350	338
5.875%, 12/29/2049 (A) (G)	2,595	2,598
5.800%, 11/29/2049 (A) (G)	3,950	3,960
Credit Suisse Group
6.250%, 12/29/2049 (A) (B)	600	572
Customers Bank
6.125%, 06/26/2029 (A) (B)	2,300	2,363
Fifth Third Bancorp
5.100%, 12/31/2049 (A)	1,329	1,246
4.900%, 12/29/2049 (A) (G)	1,200	1,144
HSBC Holdings
6.375%, 12/29/2049 (A)	1,000	1,003
5.625%, 12/29/2049 (A) (G)	2,850	2,850
Jefferies Finance
7.375%, 04/01/2020 (B) (G)	1,000	983

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jefferies LoanCore
6.875%, 06/01/2020 (B)	$300	$291
JPMorgan Chase
5.300%, 12/29/2049 (A) (G)	2,000	1,985
5.000%, 12/29/2049 (A) (G)	6,070	5,941
Morgan Stanley
5.550%, 12/29/2049 (A) (G)	1,400	1,390
Opal Acquisition
8.875%, 12/15/2021 (B) (G)	1,515	1,477
Oxford Finance
7.250%, 01/15/2018 (B) (G)	2,250	2,318
ProSight Global
7.500%, 11/20/2020 (C)	250	257
SunTrust Banks
5.625%, 12/15/2019 (A)	7,500	7,500

		52,923

Health Care — 0.1%
Tenet Healthcare
3.786%, 06/15/2020 (A) (B)	750	757

Industrials — 1.0%
DAE Aviation Holdings
10.000%, 07/15/2023 (B)	900	888
LMI Aerospace
7.375%, 07/15/2019	250	249
Princess Juliana International Airport Operating
5.500%, 12/20/2027 (B)	995	985
Quality Distribution
9.875%, 11/01/2018	946	992
Skyway Concession LLC
0.662%, 06/30/2026 (A) (B) (G)	850	706
Unifrax I
7.500%, 02/15/2019 (B)	200	201
Xefin Lux MTN
3.737%, 06/01/2019 (A) (B)	1,850	2,064

		6,085

Information Technology — 0.2%
Avaya
7.000%, 04/01/2019 (B) (G)	1,250	1,222

Materials — 0.5%
Kaiser Aluminum
8.250%, 06/01/2020	225	244
Mirabela Nickel
1.000%, 07/31/2044	3	—
Reynolds Group Issuer
7.875%, 08/15/2019 (G)	1,250	1,301
TPC Group
8.750%, 12/15/2020 (B) (G)	1,695	1,568

		3,113

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Telecommunication Services — 0.1%
Sprint
7.625%, 02/15/2025	$600	$566

Utilities — 0.4%
AES
3.283%, 06/01/2019 (A) (G)	1,500	1,500
Ferrellgas
6.750%, 06/15/2023 (B) (G)	900	904

		2,404

Total Corporate Obligations (Cost $97,281) ($ Thousands)		94,492

MORTGAGE-BACKED SECURITIES — 14.4%

Non-Agency Mortgage-Backed Obligations — 14.4%
Alliance Bancorp Trust, Ser 2007-OA1, Cl A1
0.427%, 07/25/2037 (A) (B)	1,221	807
American Home Mortgage Assets Trust, Ser 2006-6, Cl A1A
0.377%, 12/25/2046 (A) (B)	2,348	1,623
American Home Mortgage Assets Trust, Ser 2007-1, Cl A1
0.847%, 02/25/2047 (A) (B)	5,368	3,333
American Home Mortgage Investment Trust, Ser 2006-1, Cl 12A1
0.587%, 03/25/2046 (A) (B)	1,740	1,452
Banc of America Funding 2013-R1, Ser 2013-R1, Cl A5
0.375%, 11/03/2041 (A) (B) (C)	6,054	5,670
Capmark Military Housing Trust, Ser AET2, Cl A
6.063%, 10/10/2052 (B)	984	933
CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Cl EPA
4.436%, 12/15/2027 (A) (B)	4,000	4,009
Chase Mortgage Finance, Ser 2006-S3, Cl 1A2
6.000%, 11/25/2036 (B)	1,308	1,133
GCAT 2015-1, Ser 2015-1, Cl A1
3.625%, 05/26/2020 (B) (C)	1,933	1,924
GE Business Loan Trust, Ser 2007-1, Cl C
0.636%, 04/16/2035 (A) (B)	1,975	1,822
GreenPoint Mortgage Funding Trust, Ser 2006-AR1, Cl A1A
0.477%, 02/25/2036 (A) (B)	1,996	1,613
GreenPoint Mortgage Funding Trust, Ser 2007-AR1, Cl 1A1A
0.267%, 02/25/2047 (A) (B)	1,369	1,304
HarborView Mortgage Loan Trust, Ser 2006-12, Cl 2A2A
0.376%, 01/19/2038 (A) (B)	3,751	3,163

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
HarborView Mortgage Loan Trust, Ser 2006-14, Cl 2A1A
0.338%, 01/25/2047 (A) (B)	$3,398	$2,626
Hilton USA Trust, Ser 2013-HLT, Cl EFX
5.609%, 11/05/2030 (A) (B)	1,600	1,622
Lehman XS Trust Series 2007-15N, Ser 2007-15N, Cl 2A1
0.437%, 08/25/2037 (A) (B)	2,323	1,857
Lehman XS Trust, Ser 2006-16N, Cl A4A
0.377%, 11/25/2046 (A) (B)	3,818	3,063
LSTAR Securities Investment Trust 2015-5, Ser 2015-5, Cl A1
2.184%, 04/01/2020 (A) (B)	5,842	5,820
LSTAR Securities Investment Trust 2015-6, Ser 2015-6, Cl A
2.184%, 05/01/2020 (A) (B)	986	968
LSTAR Securities Investment Trust, Ser 2014-1
3.284%, 09/01/2021 (A) (B)	7,793	7,794
Luminent Mortgage Trust, Ser 2006-2, Cl A1A
0.385%, 02/25/2046 (A) (B)	4,889	3,605
Morgan Stanley Re-REMIC Trust, Ser 2010-R5, Cl 4B
0.503%, 06/26/2036 (A) (B)	1,002	745
Motel 6 Trust, Ser 2015-MTL6, Cl E
5.279%, 02/05/2030 (B)	8,000	7,990
Nomura Resecuritization Trust, Ser 2012-1R, Cl A
0.626%, 08/27/2047 (A) (B)	3,515	3,388
Nomura Resecuritization Trust, Ser 2015-4R, Cl 5A1
0.614%, 03/26/2036 (A) (B) (C)	1,264	1,143
RALI Series 2007-QO2 Trust, Ser 2007-QO2, Cl A1
0.337%, 02/25/2047 (A) (B)	1,724	993
Residential Asset Securitization Trust, Ser 2006-A12, Cl A1
6.250%, 11/25/2036 (B)	3,359	2,454
Residential Asset Securitization Trust, Ser 2007-A1, Cl A9
5.750%, 03/25/2037 (B)	335	228
Resource Capital, Ser 2013-CRE1, Cl C
3.686%, 12/15/2028 (A) (B)	400	400
Resource Capital, Ser 2015-CRE3, Cl D
4.186%, 03/15/2032 (A) (B)	1,000	1,000
SRERS Funding, Ser 2011-RS, Cl A1B1
0.430%, 05/09/2046 (A) (B)	3,286	3,178
Structured Asset Mortgage Investments II Trust, Ser 2006-AR1, Cl 2A1
0.417%, 02/25/2036 (A) (B)	1,860	1,585
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-8, Cl 3CB1
6.000%, 10/25/2035 (B)	221	165

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-7, Cl A5
6.422%, 09/25/2036 (B)	$4,061	$2,316
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-8, Cl A6
4.898%, 10/25/2036 (B)	1,347	948
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR9, Cl 2A
0.987%, 11/25/2046 (A) (B)	7,931	5,548
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-5, Cl A6
6.000%, 06/25/2037	312	272
Washington Mutual Mortgage Pass-Through Certificates, Ser 2007-OA4, Cl A1A
0.918%, 04/25/2047 (A) (B)	851	623
Wells Fargo Alternative Loan Trust, Ser 2007-PA3, Cl 3A1
6.250%, 07/25/2037 (B)	1,474	1,336

		90,453

Total Mortgage-Backed Securities (Cost $91,030) ($ Thousands)		90,453

COMMON STOCK — 8.0%

Consumer Discretionary — 1.1%
Amazon.com, Cl A*	995	432
Autonation*	202	13
Autozone*	85	57
Bed Bath & Beyond*	469	32
Best Buy	782	25
BorgWarner	578	33
Cablevision Systems, Cl A	602	14
CarMax*	546	36
Carnival	1,201	59
CBS, Cl B	1,176	65
Cengage Learning Holdings II*	5,114	140
Chipotle Mexican Grill, Cl A*	81	49
Coach	742	26
Comcast, Cl A	6,555	394
Darden Restaurants	325	23
Delphi Automotive	747	63
DIRECTV*	1,295	120
Discovery Communications, Cl A*	406	14
Discovery Communications, Cl C*	640	20
Dollar General	795	62
Dollar Tree*	519	41
DR Horton	919	25
Expedia	265	29
Family Dollar Stores	252	20
Ford Motor	10,423	156
Fossil Group*	107	7
GameStop, Cl A	298	13
Gannett	296	4
Gap	712	27

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Garmin	320	$14
General Motors	3,482	116
Genuine Parts	387	35
Goodyear Tire & Rubber	725	22
H&R Block	763	23
Hanesbrands	1,086	36
Harley-Davidson, Cl A	544	31
Harman International Industries, Cl A	177	21
Hasbro	293	22
Home Depot	3,404	378
Interpublic Group	1,157	22
Johnson Controls	1,739	86
Kohl’s	513	32
L Brands	638	55
Leggett & Platt	367	18
Lennar, Cl A	492	25
Lowe’s	2,416	162
Macy’s	855	58
Marriott International, Cl A	536	40
Mattel	928	24
McDonald’s	2,506	238
Michael Kors Holdings*	521	22
Mohawk Industries*	164	31
NetFlix*	157	103
Newell Rubbermaid, Cl B	717	29
News, Cl A*	1,412	21
Nike, Cl B	1,823	197
Nordstrom	377	28
Omnicom Group	623	43
O’Reilly Automotive*	269	61
priceline.com*	137	158
PulteGroup	877	18
PVH	225	26
Ralph Lauren, Cl A	168	22
Ross Stores	1,111	54
Royal Caribbean Cruises	425	33
Scripps Networks Interactive, Cl A	239	16
Staples	1,698	26
Starbucks	3,926	211
Starwood Hotels & Resorts Worldwide	454	37
Target, Cl A	1,685	137
TEGNA	592	19
Tiffany	302	28
Time Warner	2,170	190
Time Warner Cable, Cl A	746	133
TJX	1,789	118
Tractor Supply	358	32
Travelport Worldwide	61,625	849
TripAdvisor*	307	27
Twenty-First Century Fox, Cl A	4,588	149
Under Armour, Cl A*	434	36
Urban Outfitters*	276	10
VF	899	63

Description	Shares	Market Value ($ Thousands)
Viacom, Cl B	920	$60
Walt Disney	4,069	464
Whirlpool	196	34
Wyndham Worldwide	329	27
Wynn Resorts	220	22
Yum! Brands	1,125	101

		7,092

Consumer Staples — 0.7%
Altria Group	5,139	251
Archer-Daniels-Midland	1,603	77
Brown-Forman, Cl B	396	40
Campbell Soup	496	24
Clorox	328	34
Coca-Cola	10,229	401
Coca-Cola Enterprises	594	26
Colgate-Palmolive	2,231	146
ConAgra Foods	1,073	47
Constellation Brands, Cl A	455	53
Costco Wholesale	1,152	156
CVS Health	2,946	309
Dr Pepper Snapple Group	491	36
Estee Lauder, Cl A	564	49
General Mills, Cl A	1,583	88
Hershey	373	33
Hormel Foods	353	20
JM Smucker	267	29
Kellogg	635	40
Keurig Green Mountain	307	23
Kimberly-Clark	965	102
Kraft Foods	1,538	131
Kroger	1,300	94
McCormick	349	28
Mead Johnson Nutrition, Cl A	542	49
Molson Coors Brewing, Cl B	406	28
Mondelez International, Cl A	4,233	174
Monster Beverage*	391	52
PepsiCo	3,851	360
Philip Morris International	4,043	324
Procter & Gamble	7,067	553
Reynolds American	1,105	83
SYSCO, Cl A	1,546	56
Tyson Foods, Cl A	749	32
Walgreens Boots Alliance	2,284	193
Wal-Mart Stores	4,120	292
Whole Foods Market	893	35

		4,468

Energy — 0.7%
Anadarko Petroleum, Cl A	1,306	102
Apache	1,005	58
Baker Hughes	1,137	70
Breitburn Energy Partners* (C)	58,812	441
Cabot Oil & Gas	1,035	33

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Cameron International*	529	$28
Chesapeake Energy	1,199	13
Chevron	4,901	473
Cimarex Energy	245	27
ConocoPhillips	3,227	198
Consol Energy	605	13
Devon Energy	1,006	60
Diamond Offshore Drilling	230	6
Ensco, Cl A	620	14
EOG Resources	1,412	124
EQT	396	32
Exxon Mobil	10,930	909
FMC Technologies*	634	26
Halliburton	2,193	94
Helmerich & Payne	285	20
Hess	638	43
Kinder Morgan	4,544	174
Marathon Oil	1,818	48
Marathon Petroleum	1,390	73
Murphy Oil	473	20
National Oilwell Varco, Cl A	1,055	51
Newfield Exploration*	388	14
Noble	703	11
Noble Energy	996	42
Occidental Petroleum	1,991	155
Oneok	584	23
Phillips 66	1,427	115
Pioneer Natural Resources	392	54
Range Resources	466	23
Schlumberger, Cl A	3,316	286
Southwestern Energy, Cl A*	1,040	24
Spectra Energy	1,766	57
Tesoro	335	28
Transocean	908	15
Valero Energy	1,304	82
Williams	1,755	101

		4,180

Financials — 1.5%
ACE	837	85
Affiliated Managers Group*	144	31
Aflac	1,120	70
Allstate	1,042	67
American Express	2,261	176
American International Group	3,504	217
American Tower, Cl A†	1,091	102
Ameriprise Financial	483	60
Aon	750	75
Apartment Investment & Management, Cl A†	411	15
Assurant	193	13
AvalonBay Communities†	341	55
Bank of America	27,371	466
Bank of New York Mellon	2,914	122

Description	Shares	Market Value ($ Thousands)
BB&T	1,882	$76
Berkshire Hathaway, Cl B*	4,749	647
BlackRock	334	116
Boston Properties†	410	50
California Republic Bancorp*	48,000	1,409
Capital One Financial	1,436	126
CBRE Group, Cl A*	750	28
Charles Schwab	3,047	100
Chubb	616	59
Cincinnati Financial	417	21
Citigroup	7,909	437
CME Group	840	78
Comerica	494	25
Crown Castle International†	895	72
Discover Financial Services	1,128	65
E*Trade Financial*	758	23
Equinix†	151	38
Equity Residential†	953	67
Essex Property Trust†	162	34
Fifth Third Bancorp	2,082	43
Franklin Resources	1,049	51
General Growth Properties†	1,675	43
Genworth Financial, Cl A*	1,427	11
Goldman Sachs Group	1,051	219
Hartford Financial Services Group	1,085	45
HCP†	1,228	45
Health Care†	934	61
Host Hotels & Resorts†	1,904	38
Hudson City Bancorp, Cl A	1,342	13
Huntington Bancshares	2,246	26
IntercontinentalExchange Group	291	65
Invesco	1,085	41
Iron Mountain†	439	14
JPMorgan Chase	9,664	655
KeyCorp	2,245	34
Kimco Realty†	1,111	25
Legg Mason	267	14
Leucadia National	832	20
Lincoln National	659	39
Loews	787	30
M&T Bank	333	42
Macerich†	358	27
Marsh & McLennan	1,424	81
McGraw-Hill	725	73
MetLife	2,939	164
Moody’s	462	50
Morgan Stanley	3,982	154
NASDAQ OMX Group, Cl A	311	15
Navient	961	17
Northern Trust	559	43
People’s United Financial	856	14
Plum Creek Timber†	496	20
PNC Financial Services Group	1,348	129

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Principal Financial Group, Cl A	694	$36
Progressive	1,356	38
ProLogis†	1,339	50
Prudential Financial	1,179	103
Public Storage†	380	70
Realty Income†	592	26
Regions Financial	3,505	36
Simon Property Group†	817	141
SL Green Realty†	272	30
State Street	1,094	84
SunTrust Banks	1,378	59
T. Rowe Price Group	701	55
Torchmark, Cl A	340	20
Travelers	823	79
Unum Group	694	25
US Bancorp	4,639	201
Ventas†	855	53
Vornado Realty Trust†	465	44
Wells Fargo	12,201	686
Weyerhaeuser†	1,316	41
XL Group, Cl A	869	32
Zions Bancorporation	574	18

		9,313

Health Care — 1.2%
Abbott Laboratories	3,870	190
AbbVie	4,489	302
Aetna, Cl A	907	116
Agilent Technologies	848	33
Alexion Pharmaceuticals*	583	105
Allergan*	1,029	312
AmerisourceBergen	556	59
Amgen, Cl A	1,985	305
Anthem	696	114
Baxter International	1,434	100
Becton Dickinson	554	78
Biogen*	615	248
Boston Scientific*	3,495	62
Bristol-Myers Squibb	4,353	290
C.R. Bard	190	32
Cardinal Health	876	73
Celgene, Cl A*	2,073	240
Cerner*	817	56
Cigna	671	109
DaVita HealthCare Partners*	437	35
Dentsply International	372	19
Edwards Lifesciences, Cl A*	271	39
Eli Lilly	2,555	213
Endo International*	519	41
Express Scripts Holding*	1,911	170
Gilead Sciences	3,848	451
HCA Holdings*	752	68
Henry Schein*	227	32

Description	Shares	Market Value ($ Thousands)
Hospira*	442	$39
Humana	397	76
Intuitive Surgical*	99	48
Johnson & Johnson	7,220	704
Laboratory Corp of America Holdings*	250	30
Mallinckrodt*	296	35
McKesson	599	135
Medtronic	3,723	276
Merck	7,366	419
Mylan*	1,090	74
Patterson	243	12
PerkinElmer	309	16
Perrigo	388	72
Pfizer	16,042	538
Quest Diagnostics	387	28
Regeneron Pharmaceuticals*	200	102
St. Jude Medical	710	52
Stryker	792	76
Tenet Healthcare*	269	16
Thermo Fisher Scientific	1,027	133
UnitedHealth Group	2,485	303
Universal Health Services, Cl B	240	34
Varian Medical Systems*	279	24
Vertex Pharmaceuticals*	628	78
Waters*	220	28
Zimmer Biomet Holdings	452	49
Zoetis, Cl A	1,296	62

		7,351

Industrials — 0.8%
3M	1,658	256
ADT, Cl A	464	16
Allegion	276	17
American Airlines Group	1,840	73
Ametek	627	34
Boeing	1,689	234
C.H. Robinson Worldwide	395	25
Caterpillar, Cl A	1,568	133
Cintas	228	19
CSX	2,610	85
Cummins	449	59
Danaher, Cl A	1,625	139
Deere	879	85
Delta Air Lines, Cl A	2,180	90
Dover	422	30
Dun & Bradstreet	101	12
Eaton	1,237	84
Emerson Electric	1,734	96
Equifax	319	31
Expeditors International of Washington	532	24
Fastenal, Cl A	697	29
FedEx	678	116
Flowserve	321	17

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Fluor	365	$19
General Dynamics	812	115
General Electric	26,234	697
Honeywell International	2,045	209
Illinois Tool Works	886	81
Ingersoll-Rand	667	45
Jacobs Engineering Group*	348	14
JB Hunt Transport Services	200	16
Joy Global	281	10
Kansas City Southern	281	26
L-3 Communications Holdings	228	26
Lockheed Martin	690	128
Masco	828	22
Nielsen	1,016	46
Norfolk Southern	813	71
Northrop Grumman	502	80
PACCAR	918	59
Pall	277	34
Parker-Hannifin, Cl A	373	43
Pentair	477	33
Pitney Bowes	554	12
Precision Castparts	355	71
Quanta Services*	580	17
Raytheon	808	77
Republic Services	673	26
Robert Half International	380	21
Rockwell Automation	343	43
Rockwell Collins	347	32
Roper Technologies	253	44
Ryder System	144	13
Snap-on	161	25
Southwest Airlines, Cl A	1,693	56
Stanley Black & Decker	396	42
Stericycle, Cl A*	224	30
Textron	722	32
Tyco International	1,052	41
Union Pacific	2,301	219
United Parcel Service, Cl B	1,818	176
United Rentals*	233	20
United Technologies	2,164	240
Waste Management	1,126	52
WW Grainger	154	37
Xylem	483	18

		4,822

Information Technology — 1.5%
Accenture, Cl A	1,642	159
Adobe Systems*	1,259	102
Akamai Technologies*	465	32
Alliance Data Systems*	160	47
Altera	785	40
Amphenol, Cl A	779	45
Analog Devices	842	54

Description	Shares	Market Value ($ Thousands)
Apple	15,047	$1,887
Applied Materials	3,272	63
Autodesk, Cl A*	579	29
Automatic Data Processing	1,244	100
Avago Technologies, Cl A	658	87
Broadcom, Cl A	1,398	72
CA	870	26
Cisco Systems	13,266	364
Citrix Systems*	427	30
Cognizant Technology Solutions, Cl A*	1,609	98
Computer Sciences	385	25
Corning, Cl B	3,227	64
eBay*	2,896	174
Electronic Arts*	834	56
EMC	5,041	133
F5 Networks, Cl A*	200	24
Facebook, Cl A*	5,489	471
Fidelity National Information Services, Cl B	712	44
First Solar*	218	10
Fiserv, Cl A*	612	51
Flir Systems	394	12
Google, Cl A*	746	403
Google, Cl C*	748	389
Harris	325	25
Hewlett-Packard	4,740	142
Intel	12,372	376
International Business Machines	2,388	388
Intuit	704	71
Juniper Networks	896	23
KLA-Tencor	445	25
Lam Research	405	33
Linear Technology	633	28
MasterCard, Cl A	2,513	235
Microchip Technology	542	26
Micron Technology*	2,728	51
Microsoft	21,146	934
Motorola Solutions	460	26
NetApp	795	25
Nvidia	1,381	28
Oracle, Cl B	8,319	335
Paychex	825	39
Qorvo*	400	32
Qualcomm	4,277	268
Red Hat*	479	36
Salesforce.com*	1,585	110
SanDisk	555	33
Seagate Technology	836	40
Skyworks Solutions	500	52
Symantec, Cl A	1,734	40
TE Connectivity	1,078	70
Teradata*	402	15
Texas Instruments	2,691	139
Total System Services	433	18

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
VeriSign*	283	$18
Visa, Cl A	5,044	339
Western Digital	564	44
Western Union	1,394	28
Xerox	2,716	29
Xilinx	696	31
Yahoo!*	2,303	91

		9,334

Materials — 0.3%
Air Products & Chemicals	512	70
Airgas	192	20
Alcoa	3,301	37
Allegheny Technologies	394	12
Avery Dennison	247	15
Ball	369	26
CF Industries Holdings	630	41
Dow Chemical, Cl A	2,813	144
E.I. Du Pont de Nemours	2,374	152
Eastman Chemical	392	32
Ecolab	709	80
FMC	378	20
Freeport-McMoRan, Cl B	2,793	52
International Flavors & Fragrances	223	24
International Paper	1,114	53
LyondellBasell Industries, Cl A	1,034	107
Martin Marietta Materials, Cl A	163	23
MeadWestvaco	389	18
Mirabela Nickel*	597,236	53
Monsanto	1,242	133
Mosaic	797	37
Newmont Mining	1,435	33
Nucor	807	36
Owens-Illinois*	471	11
PPG Industries	723	83
Praxair	752	90
Sealed Air	570	29
Sherwin-Williams, Cl A	208	57
Sigma-Aldrich	300	42
Vulcan Materials	348	29
WestRock	241	15

		1,574

Telecommunication Services — 0.2%
AT&T	13,533	481
CenturyTel	1,416	42
Frontier Communications	3,318	16
Level 3 Communications*	791	42
Verizon Communications	10,628	495

		1,076

Utilities — 0.2%
AES	1,824	24
AGL Resources	316	15

Description	Shares	Market Value ($ Thousands)
Ameren	655	$25
American Electric Power	1,282	68
Centerpoint Energy	1,193	23
CMS Energy	756	24
Consolidated Edison	757	44
Dominion Resources	1,571	105
DTE Energy	447	33
Duke Energy	1,796	127
Edison International	878	49
Entergy	455	32
Eversource Energy	796	36
Exelon	2,246	70
FirstEnergy	1,059	34
NextEra Energy	1,169	115
NiSource	800	37
NRG Energy	935	21
Pepco Holdings	665	18
PG&E	1,277	63
Pinnacle West Capital	259	15
PPL	1,760	52
Public Service Enterprise Group	1,351	53
SCANA	403	20
Sempra Energy	619	61
Southern	2,407	101
TECO Energy	648	11
WEC Energy Group	813	37
Xcel Energy	1,280	41

		1,354

Total Common Stock (Cost $48,304) ($ Thousands)		50,564

EXCHANGE TRADED FUNDS — 3.1%
iShares iBoxx USD High Yield Corporate Bond ETF	33,800	3,001
iShares MSCI Italy Capped	391,792	5,834
iShares MSCI Spain Capped	154,717	5,191
SPDR EURO STOXX 50	144,375	5,404

Total Exchange Traded Funds (Cost $21,058) ($ Thousands)		19,430

PREFERRED STOCK — 1.5%

Financials — 0.6%
ALM Loan Funding* (A)	392	353
Aspen Insurance Holdings (A)	64,314	1,621
Goldman Sachs Group (A)	77,335	1,896

		3,870

Industrials — 0.9%
Seaspan	216,000	5,454

Total Preferred Stock (Cost $9,241) ($ Thousands)		9,324

16	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

Description	Face Amount (Thousands)(1)/Contracts	Market Value ($ Thousands)
SOVEREIGN DEBT — 1.4%
Dominican Republic International Bond
6.850%, 01/27/2045 (B)	3,900	$3,978
Kenya Government International Bond
6.875%, 06/24/2024 (B) (G)	4,800	4,870

Total Sovereign Debt (Cost $8,922) ($ Thousands)		8,848

CONVERTIBLE BOND — 0.0%
Mirabela Nickel
9.500%, 06/24/2019 (B) (C)	153	153

Total Convertible Bond (Cost $153) ($ Thousands)		153

TIME DEPOSITS — 5.1%
Brown Brothers Harriman
1.247%, 07/01/2015 AUD	32,124	32,124
-0.245%, 07/01/2015 EUR@	5	6

Total Time Deposits (Cost $32,130) ($ Thousands)		32,130

REPURCHASE AGREEMENTS — 0.1%
Barclays (0.100)%, dated 06/30/15, to be repurchased on 07/01/15, repurchase price $315,999 (collateralized by Blackboard, par value $300,000, 7.75%, 11/15/2019, with total market value $282,000)	316	316
Barclays (0.100)%, dated 06/30/15, to be repurchased on 07/01/15, repurchase price $52,000 (collateralized by Blackboard, par value $50,000, 7.75%, 11/15/2019, with total market value $47,000)	52	52

Total Repurchase Agreements (Cost $368) ($ Thousands)		368

Total Investments — 106.2% (Cost $678,500) ($ Thousands)††		$670,000

CORPORATE OBLIGATION SOLD SHORT— (0.1)%

Information Technology — (0.1)%
Blackboard
7.750%, 11/15/19 (B)	(350)	(329)

Total Corporate Obligation Sold Short (Proceeds $355) ($ Thousands)		(329)

PURCHASED OPTIONS* — 0.1%

Description	Contracts	Market Value ($ Thousands)
February 2016, U.S. Call, AED Put, Expires 02/20/16, Strike Price $3.68	13,175,000	$15
February 2016, U.S. Call, AED Put, Expires 02/20/16, Strike Price $3.68	39,525,000	44
July 2015, Euro Put, DKK Call, Expires 07/18/15, Strike Price $7.42	52,148,626	50
September 2015, IEF U.S. Call, Expires 09/19/15, Strike Price $109.00	5,656	113
September 2015, TLT U.S. Call, Expires 09/19/15, Strike Price $128.00	3,250	244

Total Purchased Options (Cost $2,255) ($ Thousands)		466

WRITTEN OPTIONS* — (0.1)%
July 15 Calls on SPX, Expires 07/18/15, Strike Price $2,095.00	(156)	(195)
July 15 Calls on SPX, Expires 07/18/15, Strike Price $2,080.00	(154)	(313)
July 15 Calls on SPX, Expires 07/18/15, Strike Price $2,100.00	(3)	(3)
July 15 Calls on SPX, Expires 07/18/15, Strike Price $2,060.00	(1)	(3)
September 2015, IEF U.S. Call, Expires 09/19/15, Strike Price $111.00	(5,656)	(113)
September 2015, TLT U.S. Call, Expires 09/19/15, Strike Price $133.00	(3,250)	(107)

Total Written Options (Premiums Received $1,664) ($ Thousands)		(734)

A summary of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type o f Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	167	Sep-2015	$(239)
U.S. Dollar Index	123	Sep-2015	40

			$(199)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/2/15	IDR	64,500,000	USD	5,000	$162
7/2/15	USD	4,904	IDR	64,500,000	(66)
7/8/15	AUD	380	USD	296	4
7/8/15	GBP	650	USD	996	(26)
7/8/15-12/3/15	EUR	16,020	USD	17,678	(207)

					$(133)

17	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	$(24,036)	$23,970	$(66)
Barclays PLC	(4,904)	4,838	(67)

			$(133)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of open OTC swap agreements held by the Fund at June 30, 2015, are as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Bank of America	S5Home Index	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/15	$1,670	$1,671
Bank of America	S5Home Index	Index Return	1-Month USD LIBOR Plus 30 Bps	07/08/15	(1,672)	(1,672)
Bank of America	S5Home	Index Return	3-Month USD LIBOR Plus 70 Bps	07/08/15	14,043	14,043
Bank of America	S5Home	Index Return	3-Month USD LIBOR Plus 70 Bps	07/08/15	(14,720)	(14,720)
Bank of America	S15Edsv	Index Return	3-Month USD LIBOR Plus 63 Bps	07/08/15	13,478	13,478
Bank of America	S15Edsv	Index Return	3-Month USD LIBOR Plus 63 Bps	07/08/15	(15,134)	(15,165)

						$(2,365)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2015, are as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Net Unrealized Appreciation (Depreciation) ( $ Thousands)
Bank of America	2.70%	3 Month USD - LIBOR	07/18/23	600,000	$(6)
Bank of America	1.56%	3 Month USD - LIBOR	07/03/18	7,150,000	(50)
Merrill Lynch	0.92%	6M EUR - EURIOBOR	09/25/25	37,015,000	1,198
Merrill Lynch	3 Month USD - LIBOR	2.285	09/25/25	44,425,000	(990)

					$152

For the period ended June 30, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $630,717 ($ Thousands)

*	Non-income producing security.

†	Real Estate Investment Trust.

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(1)	In U.S. Dollars unless otherwise noted.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2015 was $32,030 ($ Thousands) and represented 5.1% of net Assets.

(D)	Unsettled bank loan. Interest rate not available.

(E)	Unfunded Bank Loan.

(F)	The rate reported is the effective yield at the time of purchase.
(G)	Security, or a portion thereof, has been pledged as collateral on open reverse repurchase agreements.

AUD — Australian Dollar

CBO — Collateralized Bond Obligation

CDO— Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

ETF — Exchange Traded Fund

EUR — Euro

EURIBOR — Euro Interbank Offered Rate

GBP — British Pound

IDR — Indonesian Rupiah

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PLC — Public Limited Company

Ser — Series

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

††	At June 30, 2015, the tax basis cost of the Fund’s investments was $678,500 ($ Thousands), and the unrealized appreciation and depreciation were $10,715 ($ Thousands) and ($19,215) ($ Thousands) respectively.

18	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

As June 30, 2015, the Reverse Repurchase Agreements held by the Fund are listed below.

Principal Amount ( $ Thousands)	Counterparty	Value ($ Thousands)
$ (861)	Bank of America, 1.13%	$(861)
(1,967)	Bank of America, 0.94%	(1,967)
(1,792)	Bank of America, 0.94%	(1,792)
(5,755)	Bank of America, 0.73%	(5,755)
(1,899)	Bank of America, 0.59%	(1,899)
(3,611)	Barclays Capital, 1.05%	(3,611)
(1,215)	Barclays Capital, 1.00%	(1,215)
(1,590)	Barclays Capital, 0.90%	(1,590)
(1,781)	Citibank, 1.10%	(1,781)
(344)	Citibank, 1.00%	(344)
(6,237)	Deutsche Bank 1.05%	(6,237)
(2,789)	Deutsche Bank 0.95%	(2,789)
(5,342)	Nomura, 0.90%	(5,342)
(4,812)	Nomura, 0.85%	(4,811)
(1,109)	Nomura, 0.85%	(1,109)
(1,132)	Nomura, 0.85%	(1,132)
(772)	RBC, 0.95%	(772)
(725)	RBC, 0.95%	(725)
(2,618)	RBC, 0.90%	(2,617)
(1,193)	RBC, 0.90%	(1,193)
(2,661)	RBC, 0.90%	(2,661)
(2,231)	RBC, 0.85%	(2,231)
(674)	RBC, 0.60%	(673)

		$(53,107)

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Debt Obligations	$—	$135,412	$4,540	$139,952
Loan Participations	—	107,020	9,655	116,675
Asset-Backed Securities	—	98,090	9,521	107,611
Corporate Obligations	—	90,096	4,396	94,492
Mortgage-Backed Securities	—	81,716	8,737	90,453
Common Stock	49,930	53	581	50,564
Exchange Traded Funds	19,430	—	—	19,430
Preferred Stock	8,971	353	—	9,324
Sovereign Debt	—	8,848	—	8,848
Convertible Bond	—	—	153	153
Time Deposits	—	32,130	—	32,130
Repurchase Agreements	—	368	—	368

Total Investments in Securities	$78,331	$554,086	$37,583	$670,000

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Corporate Obligations Sold Short	$—	$(329)	$—	$(329)
Purchased Options	357	109	—	466
Written Options	(734)	—	—	(734)
Futures Contracts*
Unrealized Appreciation	—	239	—	239
Unrealized Depreciation	—	(40)	—	(40)
Forwards Contracts*
Unrealized Appreciation	—	166	—	166
Unrealized Depreciation	—	(299)	—	(299)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	—	29,192	—	29,192
Unrealized Depreciation	—	(31,557)	—	(31,557)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,198	—	1,198
Unrealized Depreciation	—	(1,046)	—	(1,046)
Reverse Repurchase Agreements	(53,107)	—	—	(53,107)

Total Other Financial Instruments	$(53,484)	$(2,367)	$—	$(55,851)

*	Forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

19	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Income Fund

June 30, 2015

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Collateralized Debt Obligations	Loan Participations	Asset-Backed Securities	Corporate Obligations	Mortgage- Backed Securities	Common Stock	Convertible Bond
Beginning balance as of October 1, 2014	$9,489	$10,354	$11,510	$3,535	$4,037	$159	$139
Accrued discounts/premiums	(54)	(2)	(32)	4	2	—	(56)
Realized gain/(loss)	56	11	1,085	—	3	—	—
Change in unrealized appreciation/(depreciation)	(159)	(30)	(55)	68	(11)	(16)	56
Purchases	2,802	304	4,750	789	8,845	438	14
Sales	(717)	(1,626)	(8,072)	—	(102)	—	—
Transfer into Level 3	—	644	335	—	—	—	—
Transfer out of Level 3	(6,877)	—	—	—	(4,037)	—	—

Ending balance as of June 30, 2015	$4,540	$9,655	$9,521	$4,396	$8,737	$581	$153

Changes in unrealized gains/(losses) in earnings related to securities held at reporting date	$(880)	$(97)	$(399)	$68	$(11)	$(16)	$56

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there have been transfers into and out of Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semi-annual and annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of June 30, 2015. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value ($ Thousands) at June 30, 2015	Valuation Technique (s)	Unobservable Input	Range (Weighted Average )
Collateralized Debt Obligations	$1	1/2/2015 Broker price	Broker Quote	N/A
	3,800	Previous Day IDC BAML Vendor Price	Indicative Quote	214-390

Total Collateralized Debt Obligations	3,801

Loan Participations	2,228	Daily accretion model	Indicative Quote	574-794
	3,852	Previous Day IDC BAML Vendor Price	Indicative Quote	441-583
	3,646	Daily broker price	Broker Quote	276-288

Total Loan Participations	9,726

Asset-Backed Securities	964	OAS off 5/29/2015 Single broker price	Indicative Quote	366
	3,812	Previous Day IDC BAML Vendor Price	Indicative Quote	295-635

Total Asset-Backed Securities	4,776

Corporate Obligations	866	Monthly single broker mark	Broker Quote	583
	2,828	OAS off 4/30/2015 Single broker price	Indicative Quote	302
	702	OAS off 5/29/2015 Single broker price	Indicative Quote	472-541

Total Corporate Obligations	4,396

Mortgage-Backed Securities	1,924	Previous Day IDC BAML Vendor Price	Indicative Quote	280
	1,143	4/30/2015 Single broker price	Broker Quote	132

Total Mortgage-Backed Securities	3,067

Common Stock	441	Quarterly model price	Indicative Quote	N/A

Convertible Bond	153	Quarterly model price	Indicative Quote	777

20	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 29.1%

Consumer Discretionary — 0.2%
Gray Television*	6,600	$103
Madison Square Garden, Cl A*	26,300	2,196

		2,299

Consumer Staples — 4.6%
Altria Group	73,700	3,604
Bunge	8,500	746
Cal-Maine Foods	114,000	5,951
Central Garden & Pet, Cl A*	14,000	160
Clorox	14,600	1,519
Coca-Cola	6,000	235
Coty, Cl A	40,300	1,288
CVS Health	53,900	5,653
Dean Foods	59,400	961
Dr Pepper Snapple Group	55,500	4,046
Fresh Del Monte Produce	20,800	804
Ingles Markets, Cl A	16,500	788
John B Sanfilippo & Son	18,000	934
Kimberly-Clark	1,900	201
Kroger	2,700	196
Philip Morris International	75,700	6,069
Pilgrim’s Pride	126,300	2,901
Procter & Gamble	34,600	2,707
Sanderson Farms	58,400	4,389
SpartanNash	14,200	462
SUPERVALU*	332,700	2,692
USANA Health Sciences*	2,800	383

		46,689

Energy — 6.7%
Alon USA Energy	74,300	1,404
California Resources	48,500	293
Chevron	35,490	3,424
Dawson Geophysical*	5,992	28
Ensco, Cl A	114,000	2,539
Exxon Mobil	158,230	13,165
Frank’s International	31,500	594
Frontline*	497,900	1,215
Gulf Island Fabrication	5,900	66
HollyFrontier	1,400	60
Marathon Petroleum	137,900	7,213
Navios Maritime Acquisition	44,800	161
Noble	213,400	3,284
Nordic American Tankers	242,600	3,452
Nuverra Environmental Solutions*	37,200	233
Pacific Ethanol*	32,500	335
Pioneer Energy Services*	114,700	727
REX American Resources*	5,700	363
Rowan, Cl A	3,100	65
Seventy Seven Energy*	125,700	539
Swift Energy, Cl A*	89,800	182
Teekay Tankers, Cl A	289,700	1,915
Tesoro	66,900	5,647
Transocean	346,600	5,587
VAALCO Energy*	175,300	375
Valero Energy	106,100	6,642
Western Refining	54,600	2,382
WPX Energy*	454,900	5,586

		67,476

Financials — 3.2%
Altisource Portfolio Solutions*	44,600	1,373

Description	Shares	Market Value ($ Thousands)
ARMOUR Residential†	180,200	$506
Ashford Hospitality Prime†	21,300	320
Ashford Hospitality Trust†	95,200	805
Associated Estates Realty†	5,400	155
Assured Guaranty	47,000	1,128
Banc of California	5,600	77
Chimera Investment†	119,960	1,645
Citigroup	22,600	1,249
CoreSite Realty†	28,600	1,299
CyrusOne†	15,100	445
FelCor Lodging Trust†	40,600	401
Flagstar Bancorp*	9,900	183
Getty Realty†	3,400	56
Heartland Financial USA	2,400	89
Hospitality Properties Trust†	4,900	141
International. FCStone*	47,300	1,572
Investment Technology Group	18,800	466
Janus Capital Group	97,400	1,668
Jones Lang LaSalle	3,900	667
Lamar Advertising, Cl A†	3,100	178
LaSalle Hotel Properties†	2,700	96
LendingTree*	6,100	479
Lexington Realty Trust†	52,900	449
Mack-Cali Realty†	72,600	1,338
Mortgage Investment Trust†	64,200	1,109
New Residential Investment†	240,100	3,659
RE, Cl A	6,200	220
Ryman Hospitality Properties†	47,200	2,507
Select Income†	29,700	613
Simon Property Group†	8,900	1,540
Summit Hotel Properties†	32,300	420
Universal Insurance Holdings	65,400	1,583
WisdomTree Investments	165,700	3,640

		32,076

Health Care — 7.6%
Aetna, Cl A	17,900	2,282
Affymetrix, Cl A*	117,500	1,283
Alnylam Pharmaceuticals*	7,800	935
Amedisys*	8,400	334
Amgen, Cl A	34,700	5,327
AMN Healthcare Services*	26,100	824
Anthem	40,300	6,615
Bristol-Myers Squibb	41,700	2,775
Cambrex*	66,000	2,900
Centene*	78,000	6,271
Depomed*	156,400	3,356
Ensign Group	33,000	1,685
Geron*	456,900	1,956
Gilead Sciences	76,200	8,922
Halozyme Therapeutics*	30,300	684
Health Net, Cl A*	71,300	4,572
Hospira*	71,400	6,334
ICU Medical*	7,000	670
Illumina*	1,000	218
Isis Pharmaceuticals*	6,000	345
Johnson & Johnson	16,800	1,637
Merge Healthcare*	78,500	377
Mettler Toledo International*	600	205
Molina Healthcare*	54,700	3,845
Momenta Pharmaceuticals*	20,200	461
NewLink Genetics*	10,000	443
Opko Health*	183,300	2,947
Parexel International*	9,200	592

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Repligen*	7,100	$293
SciClone Pharmaceuticals*	83,500	820
Sucampo Pharmaceuticals, Cl A*	88,500	1,454
United Therapeutics*	4,500	783
UnitedHealth Group	24,800	3,026
Waters*	14,100	1,810

		76,981

Industrials — 1.5%
Apogee Enterprises	7,100	374
Argan	11,100	448
Atlas Air Worldwide Holdings*	25,000	1,374
Civeo	485,500	1,490
Dycom Industries*	4,400	259
Ennis	12,200	227
Higher One Holdings*	11,400	34
Insperity, Cl A	42,700	2,174
JetBlue Airways*	43,200	897
Matson	35,800	1,505
PAM Transportation Services*	500	29
RPX*	70,900	1,198
Scorpio Tankers	103,400	1,043
Seaboard*	46	166
Skywest	3,600	54
Spirit AeroSystems Holdings, Cl A*	71,100	3,918
USA Truck*	15,800	335

		15,525

Information Technology — 3.6%
Blackhawk Network Holdings, Cl A*	51,600	2,126
Broadridge Financial Solutions	5,200	260
BroadSoft*	13,000	449
DST Systems	8,200	1,033
EarthLink Holdings	414,800	3,107
Echo Global Logistics*	9,400	307
Electronic Arts*	56,000	3,724
Ellie Mae*	41,600	2,904
EPAM Systems*	72,900	5,192
ePlus*	8,400	644
Factset Research Systems	23,300	3,786
Fortinet*	39,200	1,620
Hackett Group	6,700	90
LogMeIn*	6,000	387
Luxoft Holding, Cl A*	8,200	464
Manhattan Associates*	55,600	3,317
Progress Software*	2,100	58
Proofpoint*	22,800	1,452
Stamps.com*	11,400	839
Tableau Software, Cl A*	36,800	4,243
Vasco Data Security International*	4,900	148

		36,150

Telecommunication Services — 0.9%
Atlantic Telegraph-Network	11,900	822
FairPoint Communications*	5,800	106
General Communication, Cl A*	29,700	505
Inteliquent	86,900	1,599
magicJack VocalTec*	66,000	490
NTELOS Holdings	42,200	195
Telephone & Data Systems	92,500	2,720
US Cellular*	8,100	305
Verizon Communications	42,800	1,995

		8,737

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)
Utilities — 0.8%
Entergy	44,000	$3,102
Talen Energy*	165,400	2,838
UGI	53,100	1,829

		7,769

Total Common Stock (Cost $278,123) ($ Thousands)		293,702

CORPORATE OBLIGATIONS — 9.1%

Consumer Discretionary — 0.8%
21st Century Fox America
6.150%, 02/15/2041	$165	192
4.500%, 02/15/2021	260	282
4.000%, 10/01/2023	185	191
3.000%, 09/15/2022	405	396
CBS
3.500%, 01/15/2025	835	799
Comcast
6.450%, 03/15/2037	185	229
Cox Communications
2.950%, 06/30/2023 (A)	240	221
CSC Holdings
8.625%, 02/15/2019	162	184
Dana Holding
6.000%, 09/15/2023	148	154
DIRECTV Holdings
5.000%, 03/01/2021	1,055	1,142
4.450%, 04/01/2024	348	356
3.800%, 03/15/2022	262	263
Discovery Communications
3.450%, 03/15/2025	450	422
General Motors
3.500%, 10/02/2018	465	480
Goodyear Tire & Rubber
8.250%, 08/15/2020	210	220
KB Home
4.750%, 05/15/2019	382	379
MCE Finance
5.000%, 02/15/2021 (A)	405	385
Numericable-SFR SAS
5.375%, 05/15/2022 (A)	235	266
RELX Capital
8.625%, 01/15/2019	475	571
Time Warner
3.550%, 06/01/2024	745	726
Time Warner Cable
4.500%, 09/15/2042	330	269
Viacom
3.875%, 04/01/2024	344	337

		8,464

Consumer Staples — 0.7%
Altria Group
4.750%, 05/05/2021	210	228
2.625%, 01/14/2020	1,160	1,155
Bunge Finance
8.500%, 06/15/2019	9	11
Grupo Bimbo
3.875%, 06/27/2024 (A)	703	701
HJ Heinz
3.500%, 07/15/2022 (A)	664	666
2.800%, 07/02/2020 (A)	520	521

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kroger
3.400%, 04/15/2022	$638	$643
Marfrig Overseas
9.500%, 05/04/2020 (A)	375	383
Reynolds American
4.000%, 06/12/2022	908	927
3.250%, 11/01/2022	330	318
Tyson Foods
3.950%, 08/15/2024	715	720
2.650%, 08/15/2019	219	221
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (A) (B)	660	7
Walgreens Boots Alliance
3.800%, 11/18/2024	1,160	1,136

		7,637

Energy — 1.2%
DCP Midstream
4.750%, 09/30/2021 (A)	220	217
Diamond Offshore Drilling
4.875%, 11/01/2043	370	293
Ecopetrol
5.875%, 05/28/2045	309	273
Energy Transfer Partners
6.125%, 02/15/2017	200	214
5.200%, 02/01/2022	465	487
EnLink Midstream Partners
5.050%, 04/01/2045	507	460
Enterprise Products Operating
5.200%, 09/01/2020	340	378
3.700%, 02/15/2026	1,103	1,068
Freeport-McMoran Oil & Gas
6.500%, 11/15/2020	173	183
Kinder Morgan Energy Partners
3.950%, 09/01/2022	990	968
Korea National Oil
3.125%, 04/03/2017 (A)	465	477
Marathon Petroleum
5.125%, 03/01/2021	196	215
Noble Energy
8.250%, 03/01/2019	153	182
4.150%, 12/15/2021	475	495
3.900%, 11/15/2024	606	597
ONEOK
4.250%, 02/01/2022	300	290
Petrobras Global Finance BV
5.750%, 01/20/2020	888	880
Petroleos Mexicanos MTN
3.500%, 07/18/2018 (A)	263	271
Petronas Capital
5.250%, 08/12/2019	330	366
Plains All American Pipeline
3.600%, 11/01/2024	902	871
Regency Energy Partners
4.500%, 11/01/2023	114	110
Reliance Holding USA
5.400%, 02/14/2022 (A)	1,161	1,252
SM Energy
6.500%, 01/01/2023	43	44
Transocean
6.500%, 11/15/2020	535	496
Valero Energy
6.125%, 02/01/2020	480	548

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Williams Partners
3.900%, 01/15/2025	$217	$205

		11,840

Financials — 2.6%
American International Group
6.400%, 12/15/2020	325	386
4.875%, 06/01/2022	520	570
American Tower
4.700%, 03/15/2022†	365	380
3.500%, 01/31/2023†	485	466
Bank of America
6.500%, 12/31/2049 (C)	292	302
0.825%, 03/28/2018 (C)	1,100	1,216
Barclays
4.375%, 09/11/2024	300	288
Barclays Bank
7.750%, 04/10/2023 (C)	393	426
7.625%, 11/21/2022	207	236
6.860%, 09/29/2049 (A) (C)	131	147
6.625%, 03/30/2022	103	142
Citigroup
3.875%, 03/26/2025	905	867
Credit Agricole
7.875%, 01/23/2024 (A) (C)	249	256
Credit Suisse Group Funding Guernsey
3.750%, 03/26/2025 (A)	995	958
Dai-ichi Life Insurance
5.100%, 12/31/2049 (A) (C)	508	536
Ford Motor Credit
2.597%, 11/04/2019	1,152	1,144
Ford Motor Credit LLC
5.875%, 08/02/2021	695	791
Goldman Sachs Group MTN
1.884%, 11/29/2023 (C)	1,795	1,824
Hartford Financial Services Group
5.125%, 04/15/2022	655	726
HBOS Capital Funding
4.939%, 05/29/2049 (C)	1,006	1,115
HCP
5.375%, 02/01/2021†	455	502
Health Care
5.250%, 01/15/2022†	695	760
Healthcare Realty Trust
5.750%, 01/15/2021†	285	316
Host Hotels & Resorts
5.250%, 03/15/2022†	190	206
3.750%, 10/15/2023†	16	16
ING Bank
2.000%, 09/25/2015 (A)	665	667
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	746	725
JPMorgan Chase
5.400%, 01/06/2042	175	193
Lincoln National
4.200%, 03/15/2022	355	373
MetLife
5.700%, 06/15/2035	80	93
5.250%, 12/29/2049 (C)	977	969
Metropolitan Life Global Funding I
3.875%, 04/11/2022 (A)	275	289
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024 (A)	840	863

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley MTN
5.500%, 07/28/2021	$585	$660
Murray Street Investment Trust I
4.647%, 03/09/2017 (D)	55	58
Nationwide Financial Services
5.375%, 03/25/2021 (A)	470	516
Navient MTN
7.250%, 01/25/2022	52	55
Nomura Holdings MTN
2.000%, 09/13/2016	804	810
Nordea Bank MTN
6.125%, 12/31/2049 (A) (C)	205	202
PNC Bank
3.800%, 07/25/2023	960	973
Prudential Financial
5.625%, 06/15/2043 (C)	365	378
Rabobank Capital Funding Trust III
5.254%, 10/21/2016 (A) (C)	380	392
Royal Bank of Scotland MTN
9.500%, 03/16/2022 (C)	110	121
Santander Bank
1.206%, 01/12/2018 (C)	1,205	1,204
Santander UK
5.000%, 11/07/2023 (A)	700	716
Societe Generale
5.922%, 04/05/2017 (A) (C)	115	118
Standard Chartered MTN
4.000%, 07/12/2022 (C)	775	793
Trust F/1401
5.250%, 12/15/2024 †(A)	830	863
XLIT
5.500%, 03/31/2045	225	212

		26,819

Health Care — 0.7%
AbbVie
3.600%, 05/14/2025	1,001	989
Actavis Funding SCS
3.850%, 06/15/2024	297	293
3.800%, 03/15/2025	1,096	1,077
Baxalta
3.600%, 06/23/2022 (A)	1,040	1,039
Bayer US Finance
3.375%, 10/08/2024 (A)	405	403
Becton Dickinson
3.734%, 12/15/2024	513	511
CHS
5.125%, 08/15/2018	169	174
Laboratory Corp of America Holdings
3.600%, 02/01/2025	385	368
Medtronic
3.500%, 03/15/2025 (A)	1,170	1,166
Perrigo Finance
3.900%, 12/15/2024	430	425
3.500%, 12/15/2021	227	227
Thermo Fisher Scientific
4.150%, 02/01/2024	365	372

		7,044

Industrials — 0.2%
AerCap Aviation Solutions BV
6.375%, 05/30/2017	234	248
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	360	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Hutchison Whampoa International 14
1.625%, 10/31/2017 (A)	$424	$423
International Lease Finance
5.875%, 04/01/2019	325	347
Odebrecht Finance
5.250%, 06/27/2029 (A)	457	343

		1,743

Information Technology — 0.3%
Advanced Micro Devices
6.750%, 03/01/2019	416	378
KLA-Tencor
4.650%, 11/01/2024	894	893
Seagate HDD Cayman
4.750%, 01/01/2025 (A)	427	424
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	676	694
Total System Services
2.375%, 06/01/2018	262	261

		2,650

Materials — 0.9%
Barrick Gold
4.100%, 05/01/2023	204	199
Basell Finance BV
8.100%, 03/15/2027 (A)	220	290
Dow Chemical
4.250%, 11/15/2020	210	224
Eastman Chemical
3.800%, 03/15/2025	420	419
Glencore Funding
3.125%, 04/29/2019 (A)	1,840	1,856
International Paper
4.750%, 02/15/2022	404	437
3.650%, 06/15/2024	247	244
LyondellBasell Industries
5.750%, 04/15/2024	1,100	1,253
Minsur
6.250%, 02/07/2024 (A)	875	961
NOVA Chemicals
5.250%, 08/01/2023 (A)	420	426
Novelis
8.375%, 12/15/2017	99	103
OCP
5.625%, 04/25/2024 (A)	341	356
Sealed Air
5.250%, 04/01/2023 (A)	332	334
Sociedad Quimica y Minera de Chile
3.625%, 04/03/2023 (A)	408	366
Teck Resources
4.500%, 01/15/2021	809	777
Yamana
4.950%, 07/15/2024	917	883

		9,128

Telecommunication Services — 1.0%
AT&T
3.400%, 05/15/2025	1,905	1,817
3.000%, 02/15/2022	465	454
Comcel Trust via Comunicaciones Celulares
6.875%, 02/06/2024 (A)	208	219

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Telekom International Finance BV
4.875%, 03/06/2042 (A)	$485	$485
Rogers Communications
4.000%, 06/06/2022	60	51
SBA Tower Trust
2.898%, 10/15/2019 (A)	950	955
Sprint
7.875%, 09/15/2023	405	395
Sprint Capital
6.900%, 05/01/2019	1,485	1,514
Telecom Italia Capital
7.175%, 06/18/2019	260	292
Telefonica Emisiones SAU
5.462%, 02/16/2021	200	221
Verizon Communications
7.350%, 04/01/2039	350	437
6.550%, 09/15/2043	360	421
4.600%, 04/01/2021	1,160	1,246
4.272%, 01/15/2036 (A)	1,170	1,055
Virgin Media Finance
5.250%, 02/15/2022	200	191

		9,753

Utilities — 0.7%
AES
7.375%, 07/01/2021	415	455
Berkshire Hathaway Energy
6.125%, 04/01/2036	390	459
CMS Energy
5.050%, 03/15/2022	185	204
Constellation Energy Group
5.150%, 12/01/2020	70	77
Entergy
4.000%, 07/15/2022	907	914
Exelon
2.850%, 06/15/2020	1,695	1,705
Exelon Generation
4.250%, 06/15/2022	460	471
Israel Electric
5.000%, 11/12/2024 (A)	792	802
NRG Energy
6.250%, 05/01/2024	315	313
Talent Yield Investments
4.500%, 04/25/2022 (A)	1,301	1,341

		6,741

Total Corporate Obligations (Cost $93,191) ($ Thousands)		91,819

MORTGAGE-BACKED SECURITIES — 6.1%

Agency Mortgage-Backed Obligations — 1.5%
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2013-DN2, Cl M2
4.435%, 11/25/2023 (C)	1,035	1,047
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN3, Cl M3
4.185%, 08/25/2024 (C)	1,165	1,150
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-DN4, Cl M3
4.737%, 10/25/2024 (C)	250	256

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ3, Cl M3
4.935%, 10/25/2024 (C)	$785	$814
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA1, Cl M3
3.487%, 10/25/2027 (C)	280	273
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA2, Cl M2
2.787%, 12/25/2027 (C)	1,815	1,819
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ1, Cl M2
2.387%, 03/25/2025 (C)	530	521
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.385%, 07/25/2024 (C)	358	357
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
5.081%, 11/25/2024 (C)	678	698
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
5.187%, 11/25/2024 (C)	255	263
FNMA Connecticut Avenue Securities, Ser 2015-C01, Cl 1M2
4.481%, 02/25/2025 (C)	530	525
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.187%, 05/25/2025 (C)	620	602
GNMA TBA
3.500%, 07/15/2041	6,844	7,103

		15,428

Non-Agency Mortgage-Backed Obligations — 4.6%
Banc of America Commercial Mortgage Trust, Ser 2007-4, Cl A1A
5.774%, 02/10/2051 (C)	1,744	1,866
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.772%, 02/10/2051 (C)	262	276
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW13, Cl AJ
5.611%, 09/11/2041 (C)	718	730
BHMS Mortgage Trust, Ser 2014-ATLS, Cl AFX
3.601%, 07/05/2033 (A)	1,180	1,186
Carefree Portfolio Trust, Ser 2014-CARE, Cl A
1.506%, 11/15/2019 (A) (C)	653	654
Chase Mortgage Finance Trust Series, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	234	203
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	418	387
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A18
6.250%, 09/25/2036	552	504

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	$194	$177
CHL Mortgage Pass-Through Trust, Ser 2007-HYB2, Cl 3A1
2.586%, 02/25/2047 (C)	539	474
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A1A
5.776%, 03/15/2049 (C)	439	449
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	980	962
COBALT CMBS Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.765%, 05/15/2046 (C)	493	526
COMM Mortgage Trust, Ser 2006-C8, Cl A1A
5.292%, 12/10/2046	942	992
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A1A
6.038%, 12/10/2049 (C)	1,686	1,817
Commercial Mortgage Pass-Through Certificates, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (A)	386	378
Commercial Mortgage Pass-Through Certificates, Ser 2014-KYO, Cl A
1.088%, 06/11/2027 (A) (C)	835	835
Commercial Mortgage Pass-Through Certificates, Ser 2014-SAVA, Cl A
1.336%, 06/15/2034 (A) (C)	719	717
Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.187%, 03/13/2035	915	926
Countrywide Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	174	166
Countrywide Alternative Loan Trust, Ser 2005-57CB, Cl 4A3
5.500%, 12/25/2035	479	440
Countrywide Alternative Loan Trust, Ser 2006-23CB, Cl 1A7
6.000%, 08/25/2036	278	274
Countrywide Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 06/25/2036	676	605
Countrywide Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	467	397
Countrywide Alternative Loan Trust, Ser 2006-9T1, Cl A1
5.750%, 05/25/2036	302	267
Countrywide Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	418	376
Countrywide Alternative Loan Trust, Ser 2007-2CB, Cl 2A4
5.750%, 03/25/2037	412	367
Credit Suisse Commercial Mortgage Trust Series, Ser 2007-C3, Cl AM
5.890%, 06/15/2039 (C)	581	600
CSMC, Ser 2010-6R, Cl 3A2
5.875%, 01/26/2038 (A)	612	596

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Deutsche Alt-A Securities Mortgage Loan Trust Series, Ser 2006-AR4, Cl A2
2.059%, 04/10/2031 (C)	$670	$660
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.371%, 12/25/2036 (C)	754	476
Extended Stay America Trust, Ser 2013-ESH7, Cl A17
2.295%, 12/05/2031 (A)	560	555
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	433	363
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	613	641
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/2039	683	719
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.989%, 08/10/2045 (C)	780	833
GS Mortgage Securities II, Ser 2013-KING, Cl A
2.706%, 12/10/2027 (A)	827	839
H/2 Asset Funding, Ser 2015-1A
–%, 06/24/2049	1,008	1,008
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.435%, 03/25/2035 (C)	362	322
IndyMac INDX Mortgage Loan Trust, Ser 2006-AR15, Cl A1
0.301%, 07/25/2036 (C)	549	441
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2004-LN2, Cl A1A
4.838%, 07/15/2041 (A) (C)	257	257
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB19, Cl AM
5.697%, 02/12/2049 (C)	300	318
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl AM
6.011%, 02/15/2051 (C)	254	273
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LD12, Cl A4
5.882%, 02/15/2051 (C)	930	989
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDP10, Cl A1A
5.439%, 01/15/2049	1,955	2,065
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-LDPX, Cl A3
5.420%, 01/15/2049	863	903
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2007-S3, Cl 1A8
6.000%, 08/25/2037	320	287

6	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2008-C2, Cl A1A
5.998%, 02/12/2051	$892	$969
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Cl A
1.106%, 06/15/2029 (A) (C)	1,145	1,143
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	395	417
LSTAR Commercial Mortgage Trust, Ser 2014-2, Cl A2
2.767%, 01/20/2041 (A)	687	696
LSTAR Commercial Mortgage Trust, Ser 2015-3, Cl A2
2.729%, 04/20/2048	1,030	1,033
Merrill Lynch Mortgage Trust, Ser 2006-C2, Cl A1A
5.739%, 08/12/2043 (C)	569	589
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl A1A
5.166%, 12/12/2049	998	1,042
ML-CFC Commercial Mortgage Trust, Ser 2007-9, Cl A4
5.700%, 09/12/2049	1,220	1,300
PFP III, Ser 2014-1, Cl A
1.356%, 06/14/2031 (A) (C)	343	343
RBSSP Resecuritization Trust, Ser 2009-7, Cl 10A3
6.000%, 08/26/2037 (A)	859	834
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A6
7.042%, 05/26/2037 (A) (C)	751	723
Resource Capital, Ser 2014-CRE2, Cl A
1.236%, 04/15/2032 (A) (C)	488	486
Starwood Retail Property Trust, Ser 2014, Cl A
1.402%, 11/15/2027 (A) (C)	773	770
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl A4
3.091%, 08/10/2049	297	300
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	596	590
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A5
5.416%, 01/15/2045 (C)	2,041	2,068
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A1A
6.009%, 06/15/2045 (C)	587	607
Wells Fargo Mortgage Backed Securities Trust, Ser 2007-8, Cl 2A5
5.750%, 07/25/2037	273	266
WFRBS Commercial Mortgage Trust, Ser 2013-C14, Cl A5
3.337%, 06/15/2046	856	871

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A2
3.036%, 05/15/2047	$701	$727

		45,870

Total Mortgage-Backed Securities (Cost $61,596) ($ Thousands)		61,298

ASSET-BACKED SECURITIES — 5.0%

Automotive — 2.8%
AmeriCredit Automobile Receivables Trust, Ser 2013-3, Cl A3
0.920%, 04/09/2018	935	935
AmeriCredit Automobile Receivables Trust, Ser 2013-4, Cl A3
0.960%, 04/09/2018	473	473
AmeriCredit Automobile Receivables Trust, Ser 2014-1, Cl A3
0.900%, 02/08/2019	530	529
ARI Fleet Lease Trust, Ser 2013-A, Cl A2
0.700%, 12/15/2015 (A)	74	74
ARI Fleet Lease Trust, Ser 2014-A, Cl A2
0.810%, 11/15/2022 (A)	333	333
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/2019 (A)	435	440
Avis Budget Rental Car Funding AESOP, Ser 2013-2A, Cl A
2.970%, 02/20/2020 (A)	594	611
Avis Budget Rental Car Funding AESOP, Ser 2014-1A, Cl A
2.460%, 07/20/2020 (A)	1,404	1,417
Bank of The West Auto Trust, Ser 2015-1, Cl A3
1.310%, 10/15/2019 (A)	1,025	1,025
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/2019	907	910
California Republic Auto Receivables Trust, Ser 2015-2, Cl A3
1.310%, 08/15/2019	771	771
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl A2
1.040%, 11/21/2016	466	466
Capital Auto Receivables Asset Trust, Ser 2014-1, Cl B
2.220%, 01/22/2019	200	202
Carfinance Capital Auto Trust, Ser 2013-1A, Cl A
1.650%, 07/17/2017 (A)	7	7
Chrysler Capital Auto Receivables Trust, Ser 2014-BA, Cl A2
0.690%, 09/15/2017 (A)	1,154	1,155
CPS Auto Receivables Trust, Ser 2013-B, Cl A
1.820%, 09/15/2020 (A)	478	478
CPS Auto Receivables Trust, Ser 2014-B, Cl A
1.110%, 11/15/2018 (A)	457	456
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A
0.930%, 12/15/2017 (A)	857	858

7	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Enterprise Fleet Financing, Ser 2014-1, Cl A2
0.870%, 09/20/2019 (A)	$325	$325
Enterprise Fleet Financing, Ser 2015-1, Cl A2
1.300%, 09/20/2020 (A)	983	984
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl A
1.290%, 10/16/2017 (A)	46	46
Exeter Automobile Receivables Trust, Ser 2014-1A, Cl A
1.290%, 05/15/2018 (A)	172	172
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl A
1.060%, 08/15/2018 (A)	199	198
Flagship Credit Auto Trust, Ser 2013-1, Cl A
1.320%, 04/16/2018 (A)	83	83
Ford Auto Securitization Trust, Ser 2013-R1A, Cl A2
1.676%, 09/15/2016 (A)	109	87
Ford Credit Auto Owner Trust, Ser 2012-D, Cl B
1.010%, 05/15/2018	240	239
Ford Credit Auto Owner Trust, Ser 2014-2, Cl A
2.310%, 04/15/2026 (A)	816	826
GM Financial Automobile Leasing Trust, Ser 2015-1, Cl A2
1.100%, 12/20/2017	984	985
GM Financial Automobile Leasing Trust, Ser 2015-2, Cl A3
1.680%, 12/20/2018	1,190	1,190
Harley-Davidson Motorcycle Trust, Ser 2014-1, Cl A3
1.100%, 09/15/2019	420	420
Harley-Davidson Motorcycle Trust, Ser 2015-2, Cl A3
1.300%, 03/16/2020	1,025	1,025
Hertz Fleet Lease Funding, Ser 2013-3, Cl A
0.735%, 12/10/2027 (A) (C)	1,042	1,042
Hertz Vehicle Financing, Ser 2013-1A, Cl A1
1.120%, 08/25/2017 (A)	2,230	2,231
Hertz Vehicle Financing, Ser 2013-1A, Cl B2
2.480%, 08/25/2019 (A)	579	567
Hyundai Auto Lease Securitization Trust, Ser 2015-A, Cl A2
1.000%, 10/16/2017 (A)	681	682
Hyundai Auto Lease Securitization Trust, Ser 2015-B, Cl A3
1.400%, 11/15/2018 (A)	817	817
Hyundai Auto Receivables Trust, Ser 2012-B, Cl C
1.950%, 10/15/2018	170	172
Mercedes Benz Auto Lease Trust, Ser 2014-A, Cl A2A
0.480%, 06/15/2016	228	228
Nissan Auto Lease Trust 2015-A, Ser 2015-A, Cl A3
1.400%, 06/15/2018	880	880

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Porsche Innovative Lease Owner Trust 2015-1, Ser 2015-1, Cl A4
1.430%, 05/21/2021 (A)	$1,021	$1,021
Santander Drive Auto Receivables Trust 2015-3, Ser 2015-3, Cl A2A
1.020%, 09/17/2018	894	894
Santander Drive Auto Receivables Trust, Ser 2013-4, Cl A3
1.110%, 12/15/2017	417	417
TCF Auto Receivables Owner Trust, Ser 2015-1A, Cl A2
1.020%, 08/15/2018 (A)	1,188	1,188

		27,859

Credit Cards — 0.9%
Barclays Dryrock Issuance Trust, Ser 2014-3, Cl A
2.410%, 07/15/2022	570	580
Barclays Dryrock Issuance Trust, Ser 2015-1, Cl A
2.240%, 12/15/2022	989	991
Barclays Dryrock Issuance Trust, Ser 2015-2, Cl A
1.560%, 03/15/2021	1,123	1,123
Cabela’s Credit Card Master Note Trust, Ser 2014-1, Cl A
0.524%, 03/16/2020 (C)	500	500
Discover Card Execution Note Trust, Ser 2015-A1, Cl A1
0.536%, 08/17/2020 (C)	750	750
Discover Card Execution Note Trust, Ser 2015-A2, Cl A
1.900%, 10/17/2022	1,020	1,011
First National Master Note Trust, Ser 2013-2, Cl A
0.704%, 10/15/2019 (C)	794	795
Synchrony Credit Card Master Note Trust, Ser 2012-2, Cl A
2.220%, 01/15/2022	1,389	1,406
World Financial Network Credit Card Master Trust, Ser 2012-B, Cl A
1.760%, 05/17/2021	380	383
World Financial Network Credit Card Master Trust, Ser 2013-A, Cl A
1.610%, 12/15/2021	385	384
World Financial Network Credit Card Master Trust, Ser 2014-A, Cl A
0.566%, 12/15/2019 (C)	915	915
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A
0.666%, 02/15/2022 (C)	571	571

		9,409

Other Asset-Backed Securities — 1.3%
Ally Master Owner Trust, Ser 2014-1, Cl A2
1.290%, 01/15/2019	1,405	1,410
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	1,079	1,080
BMW Floorplan Master Owner Trust, Ser 2012-1A, Cl A
0.586%, 09/15/2017 (A) (C)	906	906

8	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Face Amount (1) (Thousands)		Market Value ($ Thousands)
CIT Equipment Collateral, Ser 2014-VT1, Cl A2
0.860%, 05/22/2017 (A)		1,129	$1,129
CNH Equipment Trust, Ser 2015-A, Cl A4
1.850%, 04/15/2021		673	675
Dell Equipment Finance Trust, Ser 2015-1, Cl A3
1.300%, 03/23/2020 (A)		333	333
Ford Credit Floorplan Master Owner Trust, Ser 2014-1, Cl A1
1.200%, 02/15/2019		999	999
Ford Credit Floorplan Master Owner Trust, Ser 2015-2, Cl A2
0.752%, 01/15/2022 (C)		954	955
GE Dealer Floorplan Master Note Trust, Ser 2014-1, Cl A
0.564%, 07/20/2019 (C)		579	577
GE Dealer Floorplan Master Note Trust, Ser 2015-1, Cl A
0.684%, 01/20/2020 (C)		856	853
GE Equipment Small Ticket Series, Ser 2014-1A, Cl A2
0.590%, 08/24/2016 (A)		566	566
GMF Floorplan Owner Revolving Trust, Ser 2015-1, Cl A1
1.650%, 05/15/2020 (A)		496	496
GSAA Home Equity Trust, Ser 2006-5, Cl 2A3
0.451%, 03/25/2036 (C)		689	469
Mercedes-Benz Master Owner Trust, Ser 2012-AA, Cl A
0.790%, 11/15/2017 (A)		1,278	1,279
Navistar Financial Dealer Note Master Owner Trust II, Ser 2014-1, Cl A
0.935%, 10/25/2019 (A) (C)		768	768
Volvo Financial Equipment, Ser 2015-1A, Cl A3
1.510%, 06/17/2019 (A)		986	989

			13,484

Total Asset-Backed Securities (Cost $50,717) ($ Thousands)			50,752

SOVEREIGN DEBT — 0.5%
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2017	BRL	6,145	1,876
IPIC GMTN
3.750%, 03/01/2017 (A)		460	477
Italy Buoni Poliennali Del Tesoro
4.500%, 03/01/2024		1,427	1,875
Mexico Government International Bond MTN
5.950%, 03/19/2019		164	184
Qatar Government International Bond
4.500%, 01/20/2022 (A)		355	394

Total Sovereign Debt (Cost $5,264) ($ Thousands)			4,806

Description	Shares/Face Amount (1) (Thousands)		Market Value ($ Thousands)
PREFERRED STOCK — 0.0%

Financials — 0.0%
Allstate (C)		2,250	$56

Total Preferred Stock (Cost $56) ($ Thousands)			56

TIME DEPOSITS — 7.2%
Brown Brothers Harriman
0.080%, 07/01/2015	GBP	—	—
0.050%, 07/01/2015	CAD	26	21
0.030%, 07/01/2015 (F)		72,618	72,618
0.000%, 07/01/2015	SEK	—	—
(0.245)%, 07/01/2015@	EUR	7	7

Total Time Deposits (Cost $72,646) ($ Thousands)			72,646

U.S. TREASURY OBLIGATIONS — 66.4%
U.S. Treasury Inflation Protected Securities
2.625%, 07/15/2017		4,700	5,043
2.500%, 07/15/2016		41,443	42,981
2.125%, 01/15/2019		17,399	18,945
1.625%, 01/15/2018		28,337	29,942
1.375%, 01/15/2020		39,073	41,772
0.125%, 04/15/2016		23,884	23,996
0.125%, 04/15/2017		89,852	91,073
0.125%, 04/15/2018		103,625	105,253
0.125%, 04/15/2019		110,862	112,300
0.125%, 04/15/2020		51,909	52,326
U.S. Treasury Bills (E) (F)
0.035%, 12/03/2015		30,200	30,194
0.020%, 07/23/2015		39,000	39,000
0.010%, 08/13/2015		46,000	46,000
0.005%, 09/03/2015		31,000	31,000

Total U.S. Treasury Obligations (Cost $671,265) ($ Thousands)			669,825

Total Investments — 123.4% (Cost $1,232,858) ($ Thousands)††			$1,244,904

COMMON STOCK SOLD SHORT — (14.2)%

Consumer Discretionary — (5.8)%
American Public Education*		(8,600)	$(221)
Apollo Education Group, Cl A*		(22,300)	(287)
Arctic Cat		(42,300)	(1,405)
bebe stores, Cl A		(198,000)	(396)
Black Diamond*		(11,900)	(110)
Bob Evans Farms		(30,100)	(1,537)
BorgWarner		(16,000)	(910)
Cabela’s*		(42,100)	(2,104)
Carmike Cinemas*		(6,700)	(178)
CBS, Cl B		(3,400)	(189)
Christopher & Banks*		(55,200)	(222)
Chuy’s Holdings*		(60,200)	(1,613)
Cumulus Media, Cl A*		(77,200)	(157)
Del Frisco’s Restaurant Group*		(9,800)	(182)
Destination XL Group*		(46,700)	(234)
Discovery Communications, Cl A*		(17,600)	(585)
Dixie Group*		(104,002)	(1,092)
Dorman Products*		(22,400)	(1,068)
EVINE Live*		(76,000)	(205)

9	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
Federal-Mogul Holdings, Cl A*	(18,800)	$(213)
Ford Motor	(358,600)	(5,383)
Fox Factory Holding*	(43,300)	(696)
Fuel Systems Solutions*	(99,900)	(747)
Groupon, Cl A*	(7,000)	(35)
Harley-Davidson, Cl A	(47,100)	(2,654)
Iconix Brand Group*	(60,000)	(1,498)
Kate Spade*	(66,000)	(1,422)
Las Vegas Sands	(20,700)	(1,088)
Liberty Tax	(4,200)	(104)
Lions Gate Entertainment	(29,700)	(1,100)
Martha Stewart Living Omnimedia, Cl A*	(15,800)	(98)
Media General*	(32,500)	(537)
Men’s Wearhouse	(16,500)	(1,057)
MGM Mirage*	(31,500)	(575)
Michael Kors Holdings*	(104,200)	(4,386)
New Home*	(3,200)	(55)
Pier 1 Imports	(29,000)	(366)
priceline.com*	(2,800)	(3,224)
Ralph Lauren, Cl A	(22,300)	(2,951)
SeaWorld Entertainment	(57,800)	(1,066)
Spartan Motors	(20,200)	(93)
Standard Motor Products	(11,000)	(386)
Stoneridge*	(56,900)	(666)
Town Sports International Holdings	(69,700)	(202)
TRI Pointe Homes*	(152,600)	(2,335)
TripAdvisor*	(22,600)	(1,969)
Tuesday Morning*	(114,700)	(1,292)
Urban Outfitters*	(58,800)	(2,058)
VOXX International, Cl A*	(25,700)	(213)
Wendy’s	(10,900)	(123)
William Lyon Homes, Cl A*	(18,900)	(485)
Winnebago Industries	(14,200)	(335)
Wynn Resorts	(64,200)	(6,335)

		(58,442)

Financials — (0.5)%
Bancorp*	(60,300)	(560)
CBOE Holdings	(20,600)	(1,179)
eHealth*	(45,700)	(580)
Hudson City Bancorp, Cl A	(38,600)	(381)
Ocwen Financial*	(132,000)	(1,347)
Regional Management*	(11,500)	(205)
TFS Financial	(59,400)	(999)

		(5,251)

Industrials — (1.5)%
Ameresco, Cl A*	(44,400)	(340)
American Science & Engineering, Cl A	(9,200)	(403)
Barrett Business Services	(4,500)	(163)
Copa Holdings, Cl A	(25,700)	(2,123)
Generac Holdings*	(6,600)	(262)
Kansas City Southern	(5,700)	(520)
Kirby*	(40,400)	(3,097)
LMI Aerospace*	(11,400)	(114)
MSC Industrial Direct, Cl A	(7,600)	(530)
NN, Cl A	(10,900)	(278)
Powell Industries	(10,300)	(362)
Power Solutions International*	(8,900)	(481)
PowerSecure International*	(82,800)	(1,222)
Raven Industries	(39,900)	(811)

Description	Shares	Market Value ($ Thousands)
Shiloh Industries*	(4,600)	$(60)
UTI Worldwide*	(203,900)	(2,037)
Virgin America*	(10,000)	(275)
Wesco Aircraft Holdings*	(100,800)	(1,527)

		(14,605)

Information Technology — (4.2)%
Adtran	(19,900)	(323)
Altera	(53,900)	(2,760)
Anixter International*	(8,200)	(534)
Apple	(12,000)	(1,505)
Applied Micro Circuits*	(796,900)	(5,379)
Applied Optoelectronics*	(27,700)	(481)
CalAmp*	(39,900)	(729)
Calix*	(30,800)	(235)
Cray*	(22,500)	(664)
CUI Global*	(13,300)	(67)
Cypress Semiconductor	0	0
Daktronics	(6,500)	(77)
Electro Scientific Industries	(64,500)	(340)
Entegris*	(11,600)	(169)
Exar*	(68,400)	(669)
Extreme Networks*	(582,700)	(1,568)
FARO Technologies*	(52,100)	(2,433)
Finisar*	(95,700)	(1,710)
Immersion*	(106,700)	(1,352)
Intevac*	(37,800)	(221)
JDS Uniphase*	(133,500)	(1,546)
Kopin*	(60,300)	(208)
MaxLinear, Cl A*	(84,658)	(1,024)
Maxwell Technologies*	(55,200)	(330)
Nanometrics*	(12,000)	(193)
Numerex, Cl A*	(4,600)	(39)
PDF Solutions*	(9,600)	(154)
Power Integrations	(35,200)	(1,590)
Qualcomm	(13,000)	(814)
Radisys*	(26,800)	(69)
Ruckus Wireless*	(221,600)	(2,291)
SanDisk	(73,000)	(4,250)
Semtech*	(71,300)	(1,415)
Silicon Graphics International*	(158,400)	(1,025)
Sonus Networks*	(339,500)	(2,349)
Trimble Navigation*	(44,200)	(1,037)
Ultra Clean Holdings*	(54,100)	(337)
Ultratech*	(130,900)	(2,430)

		(42,317)

Materials — (2.2)%
Advanced Emissions Solutions*	(63,600)	(827)
Allegheny Technologies	(7,900)	(239)
American Vanguard, Cl B	(292,300)	(4,033)
Carpenter Technology	(54,200)	(2,096)
Deltic Timber	(6,100)	(413)
Flotek Industries*	(252,100)	(3,159)
FMC	(8,200)	(431)
Freeport-McMoRan, Cl B	(23,900)	(445)
H.B. Fuller	(51,300)	(2,084)
Horsehead Holding*	(46,600)	(546)
Koppers Holdings	(2,100)	(52)
Louisiana-Pacific*	(339,900)	(5,788)

10	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)
WR Grace*	(20,900)	$(2,096)

		(22,209)

Total Common Stock Sold Short (Proceeds ($156,597)) ($ Thousands)		(142,824)

MORTGAGE-BACKED SECURITY — (0.7)%

Agency Mortgage-Backed Obligation — (0.7)%
FNMA TBA
4.000%, 07/13/2039	$(6,721)	(7,121)

Total Mortgage-Backed Security (Proceeds ($7,112)) ($ Thousands)		(7,121)

Total Securities Sold Short (Proceeds $(163,709)) ($ Thousands)		$(149,945)

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Canadian 10-Year Bond	46	Sep-2015	$42
Euro-Bobl	(64)	Sep-2015	1
Euro-Bund	(10)	Sep-2015	(3)
MSCI EAFE E-MINI Index	(162)	Sep-2015	296
S&P 500 Index E-MINI	(154)	Sep-2015	163
U.S. 10-Year Treasury Note	(247)	Sep-2015	65
U.S. 2-Year Treasury Note	(14)	Oct-2015	(6)
U.S. 5-Year Treasury Note	(130)	Oct-2015	(16)
U.S. Long Treasury Bond	(21)	Sep-2015	7
U.S. Ultra Long Treasury Bond	22	Sep-2015	(59)
Brent Crude Penultimate**	311	Aug-2015	(410)
Coffee ‘C’**	58	Sep-2015	(116)
Copper**	(51)	Dec-2015	328
Copper**	213	Sep-2015	(464)
Corn**	(89)	Dec-2015	(145)
Corn**	630	Sep-2015	1,741
Cotton No. 4**	(231)	Dec-2015	(416)
Crude Oil**	313	Aug-2015	(32)
Crude Oil**	111	Nov-2015	218
Feeder Cattle**	15	Aug-2015	(84)
Gas**	(21)	Aug-2015	(5)
Gold**	57	Aug-2015	(294)
Heating Oil**	187	Aug-2015	(46)
Heating Oil**	(43)	Nov-2015	214
Lean Hogs**	106	Aug-2015	(130)
Live Cattle**	87	Sep-2015	(48)
LME Aluminum**	(19)	Oct-2015	5
LME Nickel**	129	Sep-2015	(953)
LME Nickel**	(43)	Sep-2016	484
LME Zinc**	251	Sep-2015	(874)
Natural Gas**	688	Sep-2015	403
Palladium**	99	Sep-2015	(915)
Silver**	181	Sep-2015	348)
Soybean**	73	Nov-2015	178
Soybean Meal**	135	Dec-2015	695
Soybean Oil**	246	Dec-2015	(60)
Sugar #11**	420	Sep-2015	118
Wheat**	(235)	Dec-2015	(1,083)

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Wheat**	501	Sep-2015	$1,785

			$236

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Lists of the reverse repurchase agreements outstanding as of June 30, 2015 were as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(49,237)	Chase Securities, 0.25%	$(49,237)
(20,045)	Chase Securities, 0.25%	(20,045)
(16,643)	Chase Securities, 0.25%	(16,643)
(13,843)	Chase Securities, 0.23%	(13,842)
(13,728)	Barclays Capital, 0.66%	(13,728)
(11,773)	Barclays Capital, 0.66%	(11,773)
(10,815)	JPMorgan, 0.29%	(10,815)
(10,076)	Barclays Capital, 0.18%	(10,076)
(9,994)	Barclays Capital, 0.14%	(9,994)
(9,556)	Chase Securities, 0.25%	(9,556)
(7,236)	Chase Securities, 0.60%	(7,236)
(6,883)	Barclays Capital, 0.14%	(6,883)
(5,035)	Chase Securities, 0.24%	(5,035)
(5,021)	Chase Securities, 0.60%	(5,021)
(4,830)	Barclays Capital, 0.14%	(4,830)
(4,773)	Barclays Capital, 0.14%	(4,773)
(4,109)	Chase Securities, 0.25%	(4,109)
(2,969)	Barclays Capital, 0.66%	(2,969)

		$(206,565)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/2/15	USD	1,965	BRL	6,092	$(4)
7/2/15-5/3/21	BRL	12,183	USD	3,855	(42)
7/10/15	GBP	3,337	USD	5,116	(132)
7/10/15	IDR	19,532,185	USD	1,446	(16)
7/10/15	USD	2,593	GBP	1,661	19
7/10/15	USD	1,481	IDR	19,773,359	—
7/23/15	CAD	2,946	USD	2,393	34
7/24/15	SGD	1,683	USD	1,253	3
7/24/15	USD	1,237	SGD	1,681	11
7/30/15	EUR	7,408	USD	8,309	52
8/7/15	AUD	4,812	USD	3,679	(10)
8/7/15	KRW	2,863,676	USD	2,558	(9)

					$(94)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Barclays	$(1,961)	$1,912	$(49)
JPMorgan Chase Bank	(31,344)	31,304	(40)
RBC	(2,700)	2,695	(5)

			$(94)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

11	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

A list of open OTC swap agreements held by the Fund at June 30, 2015, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	Societe Generale	SELL	3.00	12/20/17	$(550)	$21
Citibank	Advanced Micro Devices Inc	BUY	5.00	03/20/19	416	(7)
Citibank	Sprint Communications Inc	BUY	5.00	06/20/19	692	—
Citibank	Sprint Communications Inc	BUY	5.00	06/20/19	793	2
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(471)	11
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(190)	5
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(192)	5
Credit Suisse	Kohl’S Corporation	SELL	1.00	06/20/19	(276)	6
Deutsche Bank	Anadarko Petroleum Corporation	SELL	1.00	09/20/17	(500)	15

						$58

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	12.31%	1-Year BRL-CDI	01/04/21	$10,838	$63
Citibank	1-Year BRL-CDI	13.19%	01/02/17	36,388	(117)
JPMorgan Chase Bank	2.83%	3 Month USD - LIBOR	04/12/42	2,790	27

					$(27)

A list of open Centrally cleared swap agreements held by the Fund at June 30, 2015, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Morgan Stanley	CDX.NA.HY. 21 V1	BUY	5.00	12/20/18	$2,770	$(143)

12	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	2.40%	6-Month GBP - LIBOR	06/05/45	GBP	770	$(10)
Morgan Stanley	3-Month USD - LIBOR	3.31%	05/06/34		1,510	119
Morgan Stanley	6-Month AUD - BBR	3.38%	06/09/25	AUD	3,130	10
Morgan Stanley	2.48%	3-Month USD - LIBOR	06/09/25		2,280	(10)
Morgan Stanley	2.49%	3-Month USD - LIBOR	06/09/25		1,710	(8)
Morgan Stanley	3-Month NZD - BKBM	4.07%	06/09/25	NZD	10,540	100
Morgan Stanley	3-Month USD - LIBOR	2.31%	05/18/25		2,820	27
Morgan Stanley	FLOATING	3-Month USD - LIBOR	04/21/25		2,760	102
Morgan Stanley	6-Month AUD - BBR	2.97%	03/11/25	AUD	4,780	(104)
Morgan Stanley	3-Month USD - LIBOR	2.69%	09/24/24		3,090	101
Morgan Stanley	3-Month USD - LIBOR	2.67%	07/18/24		2,060	74
Morgan Stanley	2.67%	3-Month USD - LIBOR	07/10/24		2,570	(96)
Morgan Stanley	2.63%	3-Month USD - LIBOR	07/02/24		4,100	(141)
Morgan Stanley	3-Month USD - LIBOR	2.63%	05/29/24		1,990	48
Morgan Stanley	2.63%	3-Month USD - LIBOR	05/23/24		3,980	(97)
Morgan Stanley	2.82%	3-Month USD - LIBOR	04/28/24		3,520	(150)
Morgan Stanley	2.89%	3-Month USD - LIBOR	02/14/24		2,310	(127)
Morgan Stanley	2.98%	3-Month USD - LIBOR	01/14/24		2,630	(172)
Morgan Stanley	2.24%	3-Month USD - LIBOR	06/25/21		2,100	(34)
Morgan Stanley	6-Month GBP - LIBOR	1.65%	06/05/20	GBP	8,350	(30)
Morgan Stanley	3-Month USD - LIBOR	1.57%	04/01/20		10,270	31
Morgan Stanley	3-Month USD - LIBOR	1.75%	10/31/19		4,860	39
Morgan Stanley	3-Month USD - LIBOR	1.70%	07/02/19		1,900	27
Morgan Stanley	2.22%	3-Month AUD - BBR	06/09/17	AUD	28,860	(12)
Morgan Stanley	3.37%	3-Month NZD - BKBM	06/09/17	NZD	45,220	(150)
Morgan Stanley	1.05%	3-Month CAD - CDOR	06/05/17	CAD	22,950	(54)
Morgan Stanley	3-Month USD - LIBOR	0.81%	05/18/17		18,010	—
Morgan Stanley	2.14%	3-Month AUD - BBR	03/11/17	AUD	31,390	13
Morgan Stanley	0.97%	3-Month CAD - CDOR	03/10/17	CAD	23,700	(25)
Morgan Stanley	0.54%	3-Month USD - LIBOR	05/06/16		56,710	(60)

						$(589)

For the period ended June 30, 2015, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,008,744 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

**	Future is held by Inflation Commodity Strategy Subsidiary, Ltd. As of June 30, 2015.

†	Real Estate Investment Trust.

@	Rate is negative due to the decrease in the value of the foreign currency against the U.S. Dollar.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security in default on interest payments.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2015.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2015. The coupon on a step bond changes on a specified date.

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, is held by Inflation Commodity Strategy Subsidiary, Ltd. as of June 30, 2015.

13	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

AUD — Australian Dollar

BBR — Australian Bank Bill Rate

BKBM — New Zealand Bank Bill Reference Rate

BOBL — Bundesobligationen

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Brazil CETIP Deposito Interbancario

CDOR — Canadian Dollar Offered Rate

Cl — Class

CMBS — Commercial Mortgage Backed Security

EAFE — Europe, Australasia and Far East

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Fannie Mae

GBP — British Pound

GMTN — Global Medium Term Note

IDR — Indonesian Rupiah

KRW — Korean Wan

LIBOR — London Interbank Offered Rate

LME — London Metal Exchange

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

NZD — New Zealand Dollar

OTC — Over The Counter

S&P — Standard & Poor’s

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

USD — United States Dollar

††	At June 30, 2015, the tax basis cost of the Fund’s investments was $1,232,858 ($ Thousands), and the unrealized appreciation and depreciation were $27,684 ($ Thousands) and ($15,638) ($ Thousands) respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$293,702	$—	$—	$293,702
Corporate Obligations	—	91,819	—	91,819
Mortgage-Backed Securities	—	61,298	—	61,298
Asset-Backed Securities	—	50,752	—	50,752
Sovereign Debt	—	4,806	—	4,806
Preferred Stock	—	56	—	56
Time Deposits	—	72,646	—	72,646
U.S. Treasury Obligations	—	669,825	—	669,825

Total Investments in Securities	$293,702	$951,202	$—	$1,244,904

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(142,824)	$—	$—	$(142,824)
Mortgage-Backed Security	—	(7,121)	—	(7,121)

Total Securities Sold Short	$(142,824)	$(7,121)	$—	$(149,945)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$(206,565)	$—	$—	$(206,565)
Futures Contracts*
Unrealized Appreciation	6,743	—	—	6,743
Unrealized Depreciation	(6,507)	—	—	(6,507)
Forwards*
Unrealized Appreciation	—	119	—	119
Unrealized Depreciation	—	(213)	—	(213)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	—	65	—	65
Unrealized Depreciation	—	(7)	—	(7)
Interest Rate Swaps*
Unrealized Appreciation	—	90	—	90
Unrealized Appreciation	—	(117)	—	(117)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Depreciation	—	(143)	—	(143)
Interest Rate Swaps*
Unrealized Appreciation	—	691	—	691
Unrealized Depreciation	—	(1,280)	—	(1,280)

Total Other Financial Instruments	$(206,329)	$(795)	$—	$(207,124)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

14	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Inflation Managed Fund

June 30, 2015

As of June 30, 2015, the Multi-Asset Inflation Managed Fund is the seller (“providing protection”) on a total notional amount of $2.2 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$59,816	$—	$—	$—	$59,816
Maximum potential amount of future payments	2,242,813	—	—	—	2,242,813
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$2,242,813	$—	$—	$2,242,813
101 - 200	—	—	—	—	—	—
201 - 300	—	—	—	—	—	—
301 - 400	—	—	—	—	—	—
Greater than 400	—	—	—	—	—	—

Total	$—	$—	$2,242,813	$—	$—	$2,242,813

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

15	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2015

Description		Face Amount (1) (Thousands) /Shares	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 6.2%

Agency Mortgage-Backed Obligations — 6.2%
FHLMC
2.500%, 05/27/2016		18,674	$19,036
FNMA
5.250%, 09/15/2016		16,983	17,952

			36,988

Total Mortgage-Backed Securities (Cost $36,902) ($ Thousands)			36,988

SOVEREIGN DEBT — 2.0%

Sovereign Debt — 2.0%
Canadian Government Bond
3.500%, 12/01/2045	CAD	11,580	11,687

Total Sovereign Debt (Cost $11,842) ($ Thousands)			11,687

FOREIGN COMMON STOCK — 1.6%

Brazil — 0.1%
Petroleo Brasileiro ADR, Cl A*		53,760	487

China — 1.5%
Anhui Gujing Distillery, Cl B		31,064	122
Bengang Steel Plates, Cl B		392,512	219
Changchai, Cl B		38,000	34
China Fangda Group, Cl B		201,104	211
China Merchants Property Development, Cl B		98,167	289
China National Accord Medicines, Cl B		2,810	17
CSG Holding		160,313	205
Dalian Refrigeration, Cl B		28,865	37
Danhua Chemical Technology, Cl B*		148,301	120
Dazhong Transportation Group, Cl B		153,701	201
Dongxu Optoelectronic Technology, Cl B		77,031	66
Double Coin Holdings, Cl B		99,158	155
Eastern Communications, Cl B		178,703	174
Fiyta Holdings, Cl B		29,882	41
Foshan Electrical and Lighting, Cl B		162,008	166
Greattown Holdings, Cl B		220,080	254
Guangdong Electric Power Development, Cl B		261,780	317
Guangdong Provincial Expressway Development*		931,689	454
Huadian Energy, Cl B*		133,300	106
Huangshan Tourism Development, Cl B		81,132	157
Hubei Sanonda, Cl B		9,676	12
Hunan Tyen Machinery, Cl B*		258,382	191
INESA Electron, Cl B*		265,209	206
Jiangling Motors, Cl B		2,206	11
Jinshan Development & Construction, Cl B*		76,707	88
Konka Group, Cl B		139,169	276
Lao Feng Xiang, Cl B		30,410	167
Shandong Chenming Paper Holdings, Cl B		212,533	158

Description		Shares/ Face Amount (1) (Thousands)	Market Value ($ Thousands)
Shang Gong Group, Cl B*		183,005	$238
Shanghai Baosight Software, Cl B		18,502	79
Shanghai Chlor-Alkali Chemical, Cl B*		207,881	172
Shanghai Diesel Engine, Cl B		147,220	151
Shanghai Dingli Technology Development Group, Cl B		415,993	569
Shanghai Greencourt Investment Group, Cl B*		258,397	187
Shanghai Haixin Group, Cl B*		221,033	192
Shanghai Highly Group, Cl B		126,726	115
Shanghai Jinjiang International Hotels Development*		68,008	193
Shanghai Jinjiang International Industrial Development, Cl B		37,928	66
Shanghai Kaikai Industrial, Cl B		165,514	218
Shanghai Lujiazui Finance & Trade Zone Development, Cl B		53,615	171
Shanghai Material Trading, Cl B*		125,730	129
Shanghai Outer Gaoqiao, Cl B		75,502	201
Shanghai Potevio, Cl B*		133,356	193
Shanxi Guoxin Energy, Cl B*		134,278	225
Shenzhen Properties & Resources Development Group, Cl B		10,552	13
Shenzhen SEG, Cl B*		182,284	197
Shenzhen Textile Holdings, Cl B*		13,872	17
Tianjin Tianhai Investment, Cl B*		353,196	259
Weifu High-Technology Group, Cl B		10,410	42
Wuxi Little Swan, Cl B		14,870	35
Yantai Changyu Pioneer Wine, Cl B		39,317	162
Zhonglu, Cl B*		123,783	476

			8,754

Total Foreign Common Stock (Cost $4,897) ($ Thousands)			9,241

PREFERRED STOCK — 0.9%

Financials † — 0.9%
Apartment Investment & Management		51,000	1,383
Hersha Hospitality Trust		49,075	1,274
Pebblebrook Hotel Trust		54,050	1,371
Sabra Health Care		43,875	1,134

Total Preferred Stock (Cost $4,950) ($ Thousands)			5,162

EXCHANGE TRADED FUND — 0.1%
Global X FTSE Greece 20 ETF		53,920	542

Total Exchange Traded Fund (Cost $646) ($ Thousands)			542

TIME DEPOSITS — 84.5%
Brown Brothers Harriman
2.300%, 07/01/2015	NZD	630	426
1.247%, 07/01/2015	AUD	33	26
0.080%, 07/01/2015	GBP	22	34
0.050%, 07/01/2015	CAD	100	80

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2015

Description			Face Amount (1) (Thousands)	Market Value ($ Thousands)
0.030%, 07/01/2015			502,724	$502,724
0.005%, 07/01/2015	HKD		282	37
0.005%, 07/01/2015	JPY		25,792	211
(0.245)%, 07/01/2015	EUR	††	422	470

Total Time Deposits (Cost $504,008) ($ Thousands)				504,008

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/2029			234	332
3.625%, 04/15/2028			218	297
3.375%, 04/15/2032			101	143
2.625%, 07/15/2017			196	211
2.500%, 07/15/2016			364	378
2.500%, 01/15/2029			237	292
2.375%, 01/15/2017			168	176
2.375%, 01/15/2025			972	1,034
2.375%, 01/15/2027			259	310
2.125%, 01/15/2019			239	260
2.125%, 02/15/2040			106	131
2.125%, 02/15/2041			168	209
2.000%, 01/15/2026			304	350
1.875%, 07/15/2019			285	311
1.750%, 01/15/2028			244	277
1.625%, 01/15/2018			256	270
1.375%, 07/15/2018			278	295
1.375%, 01/15/2020			323	346
1.375%, 02/15/2044			324	346
1.250%, 07/15/2020			505	540
1.125%, 01/15/2021			569	602
0.750%, 02/15/2042			290	267
0.750%, 02/15/2045			296	271
0.625%, 07/15/2021			561	579
0.625%, 01/15/2024			699	710
0.625%, 02/15/2043			215	190
0.375%, 07/15/2023			662	664
0.125%, 04/15/2017			764	774
0.125%, 04/15/2018			847	861
0.125%, 04/15/2019			692	701
0.125%, 04/15/2020			329	332
0.125%, 01/15/2022			625	619
0.125%, 07/15/2022			650	646
0.125%, 01/15/2023			667	655
0.125%, 07/15/2024			635	619

				14,998

U.S. Treasury Notes
2.125%, 05/15/2025			8,371	8,219

Total U.S. Treasury Obligations (Cost $22,993) ($ Thousands)				23,217

Total Investments — 99.1% (Cost $586,238) ($ Thousands)‡‡				$590,845

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
E-MINI MSCI Future	261	Sep-2015	$(639)
FTSE China A50 Index	(435)	Jul-2015	(245)
Nikkei 225 Index	28	Sep-2015	(12)
S&P 500 Index EMINI	292	Sep-2015	(399)
S&P TSE 60 Index	23	Sep-2015	(55)
Topix Index	11	Sep-2015	(18)
U.S. 10-Year Treasury Note	96	Sep-2015	(58)
U.S. 2-Year Treasury Note	130	Oct-2015	37
U.S. 5-Year Treasury Note	616	Oct-2015	136

			$(1,253)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Settlement	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation ($ Thousands)
9/15/15-9/17/15	CAD	15,082	USD	12,058	$(11)
9/17/15	USD	3,476	CAD	4,279	(52)

					$(63)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at June 30, 2015, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Depreciation ($ Thousands)
Bank of America	(2,975)	2,927	$(48)
Barclays PLC	(12,307)	12,296	(11)
Royal Bank of Scotland	(264)	259	(4)

			$(63)

For the period ended June 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

2	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2015

A list of open OTC swap agreements held by the Fund at June 30, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	Cmbx.Na.Bb.6	SELL	5.00	05/11/63	(1,410)	$(17)
Goldman Sachs	Assured Guaranty Municipal Corp.	SELL	1.00	06/20/20	(100)	(5)
Goldman Sachs	Avon Products, Inc.	SELL	1.00	06/20/20	(100)	(4)
Goldman Sachs	Freeport-Mcmoran Inc.	SELL	1.00	06/20/20	(100)	(1)
Goldman Sachs	Genworth Holdings, Inc.	SELL	1.00	06/20/20	(100)	—
Goldman Sachs	Nabors Industries, Inc.	SELL	1.00	06/20/20	(100)	2
Goldman Sachs	Safeway Inc.	SELL	1.00	06/20/20	(100)	—
Goldman Sachs	Staples, Inc.	SELL	1.00	06/20/20	(100)	1
Goldman Sachs	Teck Resources Limited	SELL	1.00	06/20/20	(100)	(5)
Goldman Sachs	Transocean Inc.	SELL	1.00	06/20/20	(100)	3
Goldman Sachs	Weatherford International Ltd.	SELL	1.00	06/20/20	(100)	—
Morgan Stanley	Itraxx-Japan Series 21, Version 1	BUY PROTECTION	1.00	06/20/19	1,470,100	(67)

						$(93)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Deutsche Bank	12.75%	1-YEAR BRL - CDI	01/05/21	BRL	3,265	$22
Deutsche Bank	12.46%	1-YEAR BRL - CDI	01/04/21	BRL	12,260	44
CitiBank	12.34%	1-YEAR BRL - CDI	01/04/21	BRL	15,826	85
CitiBank	12.22%	1-YEAR BRL - CDI	01/04/21	BRL	28,054	202
Deutsche Bank	1-YEAR BRL - CDI	12.97%	01/03/17	BRL	10,845	(46)
Deutsche Bank	1-YEAR BRL - CDI	13.06%	01/02/17	BRL	38,823	(150)
Deutsche Bank	1-YEAR BRL - CDI	13.27%	01/02/17	BRL	50,296	(146)
CitiBank	12.36%	1-YEAR BRL - CDI	01/02/17	BRL	6,497	33
CitiBank	1-YEAR BRL - CDI	13.41%	01/02/17	BRL	20,351	(46)
CitiBank	1-YEAR BRL - CDI	13.32%	01/02/17	BRL	94,332	(251)

						$(253)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2015, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley cleared	Cdx.Na.Hy, Series 24, Version 1	SELL	5.00	06/20/20	(782)	$(13)
Morgan Stanley cleared	Cdx.Na.Hy, Series 24, Version 1	SELL	5.00	06/20/20	(1,564)	(24)
Morgan Stanley cleared	Cdx.Na.Hy, Series 24, Version 1	SELL	5.00	06/20/20	(901)	(11)
Morgan Stanley cleared	Cdx.Na.Ig, Series 23, Version 1	SELL	1.00	12/20/19	(1,000)	(4)
Morgan Stanley cleared	Cdx.Na.Ig, Series 23, Version 1	SELL	1.00	12/20/19	(1,540)	(5)
Morgan Stanley cleared	Cdx.Na.Ig, Series 23, Version 1	BUY	1.00	12/20/19	12,500	58
Morgan Stanley cleared	Cdx.Na.Ig, Series 24, Version 1	SELL	1.00	06/20/20	(650)	(3)
Morgan Stanley cleared	Cdx.Na.Ig, Series 24, Version 1	SELL	1.00	06/20/20	(1,380)	(8)
Morgan Stanley cleared	Cdx.Na.Ig, Series 24, Version 1	SELL	1.00	06/20/20	(2,400)	(13)
Morgan Stanley cleared	Cdx.Na.Ig, Series 24, Version 1	SELL	1.00	06/20/20	(680)	(2)

						$(25)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands) (1)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Morgan Stanley	3-Month NZD - BKBM	3.44%	06/25/20	NZD	14,000	$12
Morgan Stanley	1.45%	3-Month CAD - CDOR	05/27/20	CAD	60,000	(295)
Morgan Stanley	3-Month NZD - BKBM	3.34%	06/03/17	NZD	13,240	39
Morgan Stanley	3-Month NZD - BKBM	3.52%	04/20/17	NZD	25,440	128
Morgan Stanley	3-Month NZD - BKBM	3.49%	04/10/17	NZD	16,520	75
Morgan Stanley	3-Month NZD - BKBM	3.53%	03/27/17	NZD	15,040	170
Morgan Stanley	3-Month NZD - BKBM	3.55%	03/24/17	NZD	31,440	361

						$490

For the period ended June 30, 2015, the total amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

3	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2015

Percentages are based on Net Assets of $596,395 ($ Thousands)

(1)	In U.S. Dollars unless otherwise indicated.

*	Non-income producing security.

†	Real Estate Investment Trust

††	Rate is negative due to the decrease in the value of the foreign currency to the U.S. Dollar.

ADR — American Depositary Receipt

AUD — Australian Dollar

BKBM — Bank Bill Reference Rate

BRL — Brazilian Real

CAD — Canadian Dollar

CDI — Credit Default Insurance

CDOR — Canadian Dealer Offered Rate

Cl — Class

ETF — Exchange Traded Fund

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FTSE— Financial Times and the London Stock Exchange

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

NZD — New Zealand Dollar

OTC — Over The Counter

PLC — Public Limited Company

S&P — Standard & Poor’s

Topix — Tokyo Stock Price Index

TSE — Tokyo Stock Exchange

USD — U.S. Dollar

‡‡	At June 30, 2015, the tax basis cost of the Fund’s investments was $586,238 ($ Thousands), and the unrealized appreciation and depreciation were $4,941 ($ Thousands) and ($334) ($ Thousands), respectively.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$36,988	$—	$36,988
Sovereign Debt	—	11,687	—	11,687
Foreign Common Stock	9,056	185	—	9,241
Preferred Stock	—	5,162	—	5,162
Exchange Traded Fund	542	—	—	542
Time Deposits	—	504,008	—	504,008
U.S. Treasury Obligations	—	23,217	—	23,217

Total Investments in Securities	$9,598	$581,247	$—	$590,845

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$173	$—	$—	$173
Unrealized Depreciation	(1,426)	—	—	(1,426)
Forwards*
Unrealized Depreciation	—	(63)	—	(63)
OTC Swaps*
Credit Default Swaps
Unrealized Appreciation	—	6	—	6
Unrealized Depreciation	—	(99)	—	(99)
Interest Rate Swaps
Unrealized Appreciation	—	386	—	386
Unrealized Depreciation	—	(639)	—	(639)
Centrally Cleared Swaps*
Credit Default Swaps
Unrealized Appreciation	—	58	—	58
Unrealized Depreciation	—	(83)	—	(83)
Interest Rate Swaps
Unrealized Appreciation	—	785	—	785
Unrealized Depreciation	—	(295)	—	(295)

Total Other Financial Instruments	$(1,253)	$56	$—	$(1,197)

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Asset Capital Stability Fund

June 30, 2015

As of June 30, 2015, the Multi-Asset Capital Stability Fund is the seller (“providing protection”) on a total notional amount of $13.3 Million. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event was to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAP INDEX
Reference Asset	Corporate Debt	Sovereign Debt	Asset Backed Securities	Corporate Debt	Total
Fair value of written credit derivatives	$(94,901)	—	$(7,958)	$306,741	$203,882
Maximum potential amount of future payments	1,000,000	—	1,410,000	10,897,200	13,307,200
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection) [1]	—	—	—	—	—
Collateral held by the Partnership or other third parties which the Partnership can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	For purposes of quantifying this disclosure, potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included. If Management is unable to reasonably estimate the amount of potential recoveries from recourse provisions (for instance, because collateral agreements cover multiple derivative arrangements and their potential performance risks, not specific to selling credit protection on certain credit derivatives), that fact should be disclosed.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
	0-6 months	6-12 months	1-5 years	5-10 years	More than 10 years	Total
Current credit spread* on underlying (in basis points) [1]
0 - 100	$—	$—	$7,650,000	$—	$—	$7,650,000
101- 200	—	—	100,000	—	—	100,000
201- 300	—	—	400,000	—	—	400,000
301- 400	—	—	3,447,200	—	1,410,000	4,857,200
Greater than 400	—	—	300,000	—	—	300,000

Total	$—	$—	$11,897,200	$—	$1,410,000	$13,307,200

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

[1]	If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

5	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Long/Short Alternative Fund

June 30, 2015

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT – 97.1%
Dreyfus Institutional Cash Advantage Fund, Institutional Class
1.227%*	41,481,651	$41,482

Total Cash Equivalent (Cost $41,482) ($ Thousands)		41,482

Total Investments – 97.1% (Cost $41,482) ($ Thousands) ‡		$41,482

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
E-MINI MSCI Emerging Index	(37)	Sep-2015	$22
E-MINI MSCI Future	55	Sep-2015	(162)
NASDAQ 100 E-MINI	85	Sep-2015	(157)
S&P Mid 400 Index E-MINI	52	Sep-2015	(146)
U.S. Dollar Index	126	Sep-2015	13
U.S. Long Treasury Bond	1	Sep-2015	(4)

			$(434)

For the period ended June 30, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $42,705 ($ Thousands)

*	Rate shown is the 7-day effective yield as of June 30, 2015.

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

S&P — Standard & Poor’s

‡	For Federal tax purposes, Fund’s aggregate tax cost is equal to book cost.

The following is a summary of the inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Cash Equivalent	$41,482	$—	$—	$41,482

Total Investments in Securities	$41,482	$—	$—	$41,482

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$35	$—	$—	$35
Unrealized Depreciation	(469)	—	—	(469)

Total Other Financial Instruments	$(434)	$—	$—	$(434)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

1	SEI Institutional Managed Trust / Quarterly Report / June 30, 2015

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) of 240.15d-15(b)) as amended as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 28, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu, Controller & CFO

Date: August 28, 2015